UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRockFund Advisors
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
03/31/2025
Date of reporting period:
09/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Mortgage Real Estate ETF
REM | Cboe BZX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Mortgage Real Estate ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage Real Estate ETF	$25	0.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	7.02%	16.40%	(2.60	) %	2.72%
Russell 3000® Index	9.65	35.19	15.26		12.83
FTSE Nareit All Mortgage Capped Index	7.35	16.88	(1.94)		3.32
Key Fund statistics
Net Assets	$672,481,305
Number of Portfolio Holdings	36
Portfolio Turnover Rate	9%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Mortgage REITs	100.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	15.1%
AGNC Investment Corp.	11.6%
Starwood Property Trust, Inc.	9.6%
Rithm Capital Corp.	8.8%
Blackstone Mortgage Trust, Inc., Class A	4.6%
Arbor Realty Trust, Inc.	4.5%
Two Harbors Investment Corp.	3.3%
Ladder Capital Corp., Class A	3.0%
MFA Financial, Inc.	3.0%
Apollo Commercial Real Estate Finance, Inc.	3.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell or FTSE International Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Mortgage Real Estate ETF
Semi-Annual Shareholder Report — September 30, 2024
REM-09/24-SAR

iShares Residential and Multisector Real Estate ETF
REZ | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Residential and Multisector Real Estate ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Residential and Multisector Real Estate ETF	$27	0.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	24.50%	38.13%	5.20%	9.23%
Russell 3000® Index	9.65	35.19	15.26	12.83
FTSE Nareit All Residential Capped Index	24.85	38.83	5.65	9.65
Key Fund statistics
Net Assets	$1,087,605,260
Number of Portfolio Holdings	42
Portfolio Turnover Rate	11%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Residential REITs	42.0%
Health Care REITs	36.1%
Specialized REITs	21.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	15.1%
Public Storage	11.2%
Extra Space Storage, Inc.	7.4%
AvalonBay Communities, Inc.	6.2%
Equity Residential	5.5%
Ventas, Inc.	4.5%
Alexandria Real Estate Equities, Inc.	4.4%
Invitation Homes, Inc.	4.3%
Essex Property Trust, Inc.	4.1%
Mid-America Apartment Communities, Inc.	4.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell or FTSE International Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Residential and Multisector Real Estate ETF
Semi-Annual Shareholder Report — September 30, 2024
REZ-09/24-SAR

iShares ESG Screened S&P 500 ETF
XVV | Cboe BZX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares ESG Screened S&P 500 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Screened S&P 500 ETF	$4	0.08%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.52%	38.00%	16.31%
S&P Total Market Index™	9.60	35.24	15.57
S&P 500 Sustainability Screened Index®	10.57	38.13	16.43
Key Fund statistics
Net Assets	$272,157,732
Number of Portfolio Holdings	447
Portfolio Turnover Rate	4%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
The inception date of the Fund was September 22, 2020.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.0%
Financials	14.1%
Health Care	11.8%
Consumer Discretionary	11.1%
Communication Services	9.7%
Industrials	7.1%
Consumer Staples	4.9%
Real Estate	2.6%
Materials	2.3%
Utilities	1.4%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	8.0%
Microsoft Corp.	7.2%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.2%
Berkshire Hathaway, Inc., Class B	1.9%
Alphabet, Inc., Class C, NVS	1.8%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Screened S&P 500 ETF
Semi-Annual Shareholder Report — September 30, 2024
XVV-09/24-SAR

iShares ESG Screened S&P Mid-Cap ETF
XJH | Cboe BZX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares ESG Screened S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Screened S&P Mid-Cap ETF	$6	0.12%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.46%	26.52%	15.20%
S&P Total Market Index™	9.60	35.24	15.57
S&P MidCap 400 Sustainability Screened Index®	3.60	26.74	15.38
Key Fund statistics
Net Assets	$236,633,858
Number of Portfolio Holdings	358
Portfolio Turnover Rate	13%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
The inception date of the Fund was September 22, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.5%
Financials	17.0%
Consumer Discretionary	15.6%
Health Care	10.4%
Information Technology	10.0%
Real Estate	8.5%
Materials	7.1%
Consumer Staples	4.4%
Energy	1.8%
Utilities	1.4%
Communication Services	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Illumina, Inc.	0.8%
Carlisle Cos., Inc.	0.8%
EMCOR Group, Inc.	0.8%
Williams-Sonoma, Inc.	0.8%
Lennox International, Inc.	0.8%
Avantor, Inc.	0.7%
Manhattan Associates, Inc.	0.7%
Watsco, Inc.	0.7%
Burlington Stores, Inc.	0.6%
Fidelity National Financial, Inc., Class A	0.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Screened S&P Mid-Cap ETF
Semi-Annual Shareholder Report — September 30, 2024
XJH-09/24-SAR

iShares ESG Screened S&P Small-Cap ETF
XJR | Cboe BZX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares ESG Screened S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Screened S&P Small-Cap ETF	$6	0.12%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	7.63%	27.52%	15.07%
S&P Total Market Index™	9.60	35.24	15.57
S&P SmallCap 600 Sustainability Screened Index®	7.74	27.80	15.42
Key Fund statistics
Net Assets	$83,505,172
Number of Portfolio Holdings	658
Portfolio Turnover Rate	14%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
The inception date of the Fund was September 22, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.5%
Industrials	18.0%
Consumer Discretionary	14.6%
Information Technology	12.8%
Health Care	10.6%
Real Estate	8.6%
Materials	5.3%
Communication Services	3.6%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Mueller Industries, Inc.	0.7%
ATI, Inc.	0.7%
Carpenter Technology Corp.	0.7%
Meritage Homes Corp.	0.6%
SPX Technologies, Inc.	0.6%
Lumen Technologies, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Glaukos Corp.	0.6%
Robert Half, Inc.	0.6%
VF Corp.	0.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Screened S&P Small-Cap ETF
Semi-Annual Shareholder Report — September 30, 2024
XJR-09/24-SAR

iShares S&P 100 ETF
OEF | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares S&P 100 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 100 ETF	$11	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.44%	39.55%	17.69%	14.07%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 100®	12.56	39.85	17.94	14.29
Key Fund statistics
Net Assets	$13,822,514,145
Number of Portfolio Holdings	104
Portfolio Turnover Rate	2%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.2%
Communication Services	12.3%
Financials	11.6%
Consumer Discretionary	11.0%
Health Care	10.7%
Consumer Staples	6.6%
Industrials	4.6%
Energy	2.6%
Utilities	1.1%
Materials	0.8%
Real Estate	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	10.5%
Microsoft Corp.	9.5%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.7%
Alphabet, Inc., Class A	2.9%
Berkshire Hathaway, Inc., Class B	2.5%
Alphabet, Inc., Class C, NVS	2.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 100 ETF
Semi-Annual Shareholder Report — September 30, 2024
OEF-09/24-SAR

iShares S&P 500 Growth ETF
IVW | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares S&P 500 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Growth ETF	$10	0.18%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	13.56%	40.83%	17.34%	14.96%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 500 Growth Index™	13.67	41.10	17.56	15.17
Key Fund statistics
Net Assets	$53,555,268,118
Number of Portfolio Holdings	236
Portfolio Turnover Rate	7%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	49.8%
Consumer Discretionary	13.8%
Communication Services	12.3%
Health Care	6.8%
Industrials	6.1%
Financials	5.2%
Consumer Staples	2.6%
Energy	1.2%
Materials	1.2%
Real Estate	0.7%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	12.8%
Microsoft Corp.	11.6%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	6.3%
Meta Platforms, Inc., Class A	4.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.9%
Broadcom, Inc.	2.9%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Growth ETF
Semi-Annual Shareholder Report — September 30, 2024
IVW-09/24-SAR

iShares S&P 500 Value ETF
IVE | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares S&P 500 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Value ETF	$9	0.18%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.67%	30.85%	13.02%	10.64%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 500 Value Index™	6.77	31.09	13.21	10.82
Key Fund statistics
Net Assets	$35,316,188,167
Number of Portfolio Holdings	440
Portfolio Turnover Rate	2%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.0%
Health Care	17.8%
Industrials	11.7%
Consumer Staples	10.2%
Information Technology	8.0%
Energy	6.0%
Utilities	5.5%
Consumer Discretionary	5.3%
Real Estate	4.5%
Communication Services	4.4%
Materials	3.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	4.0%
JPMorgan Chase & Co.	2.9%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	1.9%
Walmart, Inc.	1.7%
UnitedHealth Group, Inc.	1.6%
Bank of America Corp.	1.3%
Home Depot, Inc. (The)	1.2%
Chevron Corp.	1.2%
Procter & Gamble Co. (The)	1.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Value ETF
Semi-Annual Shareholder Report — September 30, 2024
IVE-09/24-SAR

iShares S&P Small-Cap 600 Value ETF
IJS | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares S&P Small-Cap 600 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Value ETF	$9	0.18%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.82%	22.63%	9.20%	8.90%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P SmallCap 600 Value Index™	5.90	22.85	9.42	9.10
Key Fund statistics
Net Assets	$7,190,964,426
Number of Portfolio Holdings	492
Portfolio Turnover Rate	14%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.0%
Industrials	16.4%
Consumer Discretionary	13.2%
Real Estate	9.7%
Information Technology	9.3%
Health Care	9.0%
Materials	4.4%
Communication Services	3.8%
Consumer Staples	3.6%
Utilities	2.5%
Energy	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Comerica, Inc.	1.2%
Lumen Technologies, Inc.	1.1%
Bath & Body Works, Inc.	1.1%
Robert Half, Inc.	1.0%
VF Corp.	1.0%
Mr. Cooper Group, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Alaska Air Group, Inc.	0.8%
Lincoln National Corp.	0.8%
Organon & Co.	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P Small-Cap 600 Value ETF
Semi-Annual Shareholder Report — September 30, 2024
IJS-09/24-SAR

iShares Core S&P Mid-Cap ETF
IJH | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Core S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Mid-Cap ETF	$3	0.05%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.23%	26.74%	11.73%	10.27%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P MidCap 400®	3.26	26.79	11.78	10.32
Key Fund statistics
Net Assets	$91,018,535,016
Number of Portfolio Holdings	417
Portfolio Turnover Rate	10%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.7%
Financials	16.5%
Consumer Discretionary	14.4%
Health Care	9.9%
Information Technology	9.2%
Real Estate	7.5%
Materials	6.5%
Energy	5.0%
Consumer Staples	4.3%
Utilities	2.6%
Communication Services	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Illumina, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
EMCOR Group, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
Lennox International, Inc.	0.7%
Avantor, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Watsco, Inc.	0.6%
Texas Pacific Land Corp.	0.6%
Burlington Stores, Inc.	0.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P Mid-Cap ETF
Semi-Annual Shareholder Report — September 30, 2024
IJH-09/24-SAR

iShares Core S&P Small-Cap ETF
IJR | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Core S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Small-Cap ETF	$3	0.06%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.64%	25.76%	10.14%	10.00%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P SmallCap 600®	6.71	25.86	10.21	10.05
Key Fund statistics
Net Assets	$86,324,266,452
Number of Portfolio Holdings	665
Portfolio Turnover Rate	13%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.1%
Industrials	17.9%
Consumer Discretionary	14.8%
Information Technology	11.8%
Health Care	11.3%
Real Estate	7.5%
Materials	5.5%
Energy	4.4%
Communication Services	3.4%
Consumer Staples	3.2%
Utilities	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Mueller Industries, Inc.	0.6%
ATI, Inc.	0.6%
Carpenter Technology Corp.	0.6%
Comerica, Inc.	0.6%
Meritage Homes Corp.	0.6%
SPX Technologies, Inc.	0.5%
SPS Commerce, Inc.	0.5%
Glaukos Corp.	0.5%
Bath & Body Works, Inc.	0.5%
Robert Half, Inc.	0.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P Small-Cap ETF
Semi-Annual Shareholder Report — September 30, 2024
IJR-09/24-SAR

iShares Core S&P U.S. Growth ETF
IUSG | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Core S&P U.S. Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Growth ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.77%	40.13%	17.14%	14.82%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 900 Growth Index™	12.80	40.21	17.21	14.87
Key Fund statistics
Net Assets	$19,914,062,294
Number of Portfolio Holdings	491
Portfolio Turnover Rate	2%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
The performance of the S&P 900 Growth Index in this report reflects the performance of the Russell 3000 Growth Index through January 22, 2017 and, beginning on January 23, 2017, the performance of the S&P 900 Growth Index.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	47.8%
Consumer Discretionary	14.0%
Communication Services	11.7%
Industrials	7.3%
Health Care	7.0%
Financials	5.5%
Consumer Staples	2.6%
Energy	1.5%
Materials	1.4%
Real Estate	0.9%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	12.2%
Microsoft Corp.	11.0%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class A	3.3%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.8%
Tesla, Inc.	2.5%
Eli Lilly & Co.	2.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC or FTSE Russell, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P U.S. Growth ETF
Semi-Annual Shareholder Report — September 30, 2024
IUSG-09/24-SAR

iShares Core S&P U.S. Value ETF
IUSV | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Core S&P U.S. Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Value ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.68%	30.66%	13.07%	10.71%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 900 Value Index™	6.70	30.72	13.12	10.74
Key Fund statistics
Net Assets	$19,347,546,004
Number of Portfolio Holdings	733
Portfolio Turnover Rate	2%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
The performance of the S&P 900 Value Index in this report reflects the performance of the Russell 3000 Value Index through January 22, 2017 and, beginning on January 23, 2017, the performance of the S&P 900 Value Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.0%
Health Care	17.4%
Industrials	11.9%
Consumer Staples	9.9%
Information Technology	7.9%
Energy	5.9%
Consumer Discretionary	5.6%
Utilities	5.5%
Real Estate	4.9%
Communication Services	4.2%
Materials	3.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	3.8%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corp.	2.3%
Johnson & Johnson	1.7%
Walmart, Inc.	1.6%
UnitedHealth Group, Inc.	1.5%
Bank of America Corp.	1.2%
Home Depot, Inc. (The)	1.1%
Chevron Corp.	1.1%
Procter & Gamble Co. (The)	1.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC or FTSE Russell, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P U.S. Value ETF
Semi-Annual Shareholder Report — September 30, 2024
IUSV-09/24-SAR

iShares MSCI USA Quality GARP ETF
GARP | Cboe BZX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares MSCI USA Quality GARP ETF (the “Fund”) (formerly known as iShares Factors US Growth Style ETF) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality GARP ETF	$8	0.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	12.50%	50.10%	18.67%
MSCI USA Index	10.21	36.22	14.41
Underlying Index	12.61	50.44	18.90
MSCI USA Quality GARP Select Index	N/A	N/A	N/A
Russell US Large Cap Factors Growth Style Index	2.75	45.87	17.25
Key Fund statistics
Net Assets	$141,524,501
Number of Portfolio Holdings	148
Portfolio Turnover Rate	57%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The inception date of the Fund was January 14, 2020.
The performance of the Underlying Index in this report reflects the performance of the Russell US Large Cap Factors Growth Style Index through June 2, 2024 and, beginning on June 3, 2024, the performance of the MSCI USA Quality GARP Select Index.
The inception date of the MSCI USA Quality GARP Select Index was April 16, 2024. The cumulative total return for this index for the period April 16, 2024 through September 30, 2024 was 14.88%.
Effective August 5, 2024, the Russell US Large Cap Value Factors Growth Style Index was discontinued by the index provider. Returns shown are through August 2, 2024.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	47.8%
Consumer Discretionary	14.3%
Financials	10.6%
Communication Services	9.3%
Health Care	7.6%
Industrials	6.0%
Energy	2.5%
Materials	1.6%
Real Estate	0.2%
Consumer Staples	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Tesla, Inc.	5.5%
Broadcom, Inc.	5.0%
Apple Inc.	5.0%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
KLA Corp.	4.7%
Adobe, Inc.	4.5%
Meta Platforms, Inc., Class A	4.4%
Mastercard, Inc., Class A	4.2%
Applied Materials, Inc.	3.3%
(a)	Excludes money market funds.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell or MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI USA Quality GARP ETF
Semi-Annual Shareholder Report — September 30, 2024
GARP-09/24-SAR

iShares Preferred and Income Securities ETF
PFF | NASDAQ
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Preferred and Income Securities ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Preferred and Income Securities ETF	$23	0.45%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.45%	17.38%	3.19%	3.99%
MSCI USA Index	10.21	36.22	15.94	13.30
ICE Exchange-Listed Preferred & Hybrid Securities Index	6.78	18.09	3.70	4.66
Key Fund statistics
Net Assets	$15,392,144,348
Number of Portfolio Holdings	445
Portfolio Turnover Rate	7%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The performance of the ICE Exchange-Listed Preferred & Hybrid Securities Index in this report reflects the performance of the S&P U.S. Preferred Stock Index through January 31, 2019, the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index beginning on February 1, 2019 through October 31, 2019 and, beginning on November 1, 2019, the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	65.6%
Utilities	11.0%
Real Estate	8.3%
Communication Services	5.1%
Industrials	2.6%
Consumer Discretionary	2.5%
Consumer Staples	1.5%
Materials	1.4%
Information Technology	1.2%
Energy	0.5%
Health Care	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co., Series L, NVS	2.3%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.7%
NextEra Energy, Inc.	1.4%
Bank of America Corp., Series L, NVS	1.3%
Albemarle Corp., NVS	1.3%
Apollo Global Management, Inc.	1.2%
NextEra Energy, Inc.	1.2%
Hewlett Packard Enterprise Co.	1.1%
JPMorgan Chase & Co., Series EE, NVS	1.0%
AT&T Inc., Series C, NVS	0.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC or ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Preferred and Income Securities ETF
Semi-Annual Shareholder Report — September 30, 2024
PFF-09/24-SAR

iShares Russell Top 200 ETF
IWL | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell Top 200 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 ETF	$8	0.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.14%	37.53%	16.99%	13.98%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell Top 200® Index	11.25	37.72	17.16	14.15
Key Fund statistics
Net Assets	$1,510,293,516
Number of Portfolio Holdings	201
Portfolio Turnover Rate	4%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.7%
Financials	12.8%
Health Care	11.8%
Consumer Discretionary	10.3%
Communication Services	10.2%
Industrials	7.2%
Consumer Staples	5.9%
Energy	3.0%
Materials	1.6%
Utilities	1.4%
Real Estate	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	8.2%
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class C, NVS	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Top 200 ETF
Semi-Annual Shareholder Report — September 30, 2024
IWL-09/24-SAR

iShares Russell Top 200 Growth ETF
IWY | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell Top 200 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Growth ETF	$11	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.93%	43.88%	21.25%	17.58%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell Top 200® Growth Index	13.13	44.21	21.52	17.80
Key Fund statistics
Net Assets	$11,857,356,427
Number of Portfolio Holdings	108
Portfolio Turnover Rate	15%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	52.9%
Communication Services	13.9%
Consumer Discretionary	12.0%
Health Care	7.3%
Financials	5.7%
Consumer Staples	3.9%
Industrials	3.1%
Materials	0.6%
Real Estate	0.5%
Utilities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	14.1%
Microsoft Corp.	13.3%
NVIDIA Corp.	11.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.0%
Alphabet, Inc., Class C, NVS	3.4%
Broadcom, Inc.	3.3%
Tesla, Inc.	3.0%
Eli Lilly & Co.	2.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Top 200 Growth ETF
Semi-Annual Shareholder Report — September 30, 2024
IWY-09/24-SAR

iShares Russell Top 200 Value ETF
IWX | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell Top 200 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Value ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.39%	26.82%	10.62%	9.17%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell Top 200® Value Index	7.51	27.08	10.84	9.39
Key Fund statistics
Net Assets	$3,209,900,075
Number of Portfolio Holdings	161
Portfolio Turnover Rate	17%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.6%
Health Care	19.1%
Industrials	13.4%
Information Technology	9.3%
Consumer Staples	9.1%
Energy	7.5%
Communication Services	4.8%
Consumer Discretionary	4.5%
Utilities	3.6%
Materials	3.1%
Real Estate	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	5.2%
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.2%
UnitedHealth Group, Inc.	3.1%
Johnson & Johnson	2.4%
Walmart, Inc.	2.2%
Procter & Gamble Co. (The)	1.9%
Bank of America Corp.	1.7%
Chevron Corp.	1.6%
Thermo Fisher Scientific, Inc.	1.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Top 200 Value ETF
Semi-Annual Shareholder Report — September 30, 2024
IWX-09/24-SAR

iShares Russell 3000 ETF
IWV | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 3000 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 3000 ETF	$11	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	9.54%	34.98%	15.07%	12.65%
Russell 3000® Index	9.65	35.19	15.26	12.83
Key Fund statistics
Net Assets	$14,952,872,835
Number of Portfolio Holdings	2,686
Portfolio Turnover Rate	2%
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.0%
Financials	13.6%
Health Care	11.8%
Consumer Discretionary	10.4%
Industrials	9.8%
Communication Services	8.4%
Consumer Staples	5.6%
Energy	3.5%
Real Estate	2.8%
Materials	2.7%
Utilities	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.1%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.5%
Alphabet, Inc., Class C, NVS	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 3000 ETF
Semi-Annual Shareholder Report — September 30, 2024
IWV-09/24-SAR

iShares Russell Mid-Cap Value ETF
IWS | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Value ETF	$12	0.23%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.23%	28.77%	10.11%	8.72%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell MidCap® Value Index	6.33	29.01	10.33	8.93
Key Fund statistics
Net Assets	$13,604,700,594
Number of Portfolio Holdings	719
Portfolio Turnover Rate	17%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.2%
Financials	16.6%
Real Estate	10.3%
Consumer Discretionary	9.5%
Health Care	9.1%
Information Technology	8.7%
Materials	7.3%
Utilities	7.0%
Consumer Staples	5.9%
Energy	5.3%
Communication Services	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Aflac, Inc.	0.7%
DR Horton, Inc.	0.6%
Arthur J. Gallagher & Co.	0.6%
Williams Cos., Inc. (The)	0.6%
Realty Income Corp.	0.6%
ONEOK, Inc.	0.6%
Bank of New York Mellon Corp. (The)	0.6%
Digital Realty Trust, Inc.	0.6%
Crown Castle, Inc.	0.6%
Fidelity National Information Services, Inc.	0.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Value ETF
Semi-Annual Shareholder Report — September 30, 2024
IWS-09/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares S&P 100 ETF | OEF | NYSE Arca

•	iShares S&P 500 Growth ETF | IVW | NYSE Arca

•	iShares S&P 500 Value ETF | IVE | NYSE Arca

•	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

2

Schedule of Investments (unaudited) September 30, 2024	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Boeing Co. (The)(a)	239,703	$36,444,444
General Dynamics Corp.	105,529	31,890,864
General Electric Co.	444,283	83,782,888
Lockheed Martin Corp.	86,920	50,809,955
RTX Corp.	545,048	66,038,016

		268,966,167

Air Freight & Logistics — 0.5%
FedEx Corp.	92,626	25,349,884
United Parcel Service, Inc., Class B	299,988	40,900,364

		66,250,248

Automobiles — 2.4%
Ford Motor Co.	1,604,688	16,945,505
General Motors Co.	461,931	20,712,986
Tesla, Inc.(a)	1,136,856	297,435,636

		335,094,127

Banks — 3.7%
Bank of America Corp.	2,766,066	109,757,499
Citigroup, Inc.	781,694	48,934,044
JPMorgan Chase & Co.	1,165,771	245,814,473
U.S. Bancorp	638,065	29,178,712
Wells Fargo & Co.	1,394,650	78,783,779

		512,468,507

Beverages — 1.5%
Coca-Cola Co. (The)	1,589,323	114,208,751
PepsiCo, Inc.	562,803	95,704,650

		209,913,401

Biotechnology — 1.9%
AbbVie, Inc.	723,737	142,923,583
Amgen, Inc.	220,163	70,938,720
Gilead Sciences, Inc.	510,059	42,763,347

		256,625,650

Broadline Retail — 5.2%
Amazon.com, Inc.(a)(b)	3,827,377	713,155,156

Capital Markets — 1.7%
Bank of New York Mellon Corp. (The)	303,301	21,795,210
BlackRock, Inc.(c)	57,051	54,170,495
Charles Schwab Corp. (The)	611,882	39,656,072
Goldman Sachs Group, Inc. (The)	129,396	64,065,254
Morgan Stanley	510,434	53,207,640

		232,894,671

Chemicals — 0.8%
Dow, Inc.	288,074	15,737,483
Linde PLC	196,968	93,926,160

		109,663,643

Communications Equipment — 0.6%
Cisco Systems, Inc.	1,650,753	87,853,075

Consumer Finance — 0.6%
American Express Co.	230,116	62,407,459
Capital One Financial Corp.	156,774	23,473,771

		85,881,230

Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	181,650	161,036,358
Target Corp.	189,173	29,484,504
Walmart, Inc.	1,779,699	143,710,694

		334,231,556

Security	Shares	Value

Diversified Telecommunication Services — 1.0%
AT&T Inc.	2,937,916	$64,634,152
Verizon Communications, Inc.	1,724,798	77,460,678

		142,094,830

Electric Utilities — 1.1%
Duke Energy Corp.	316,125	36,449,212
NextEra Energy, Inc.	841,818	71,158,876
Southern Co. (The)	447,885	40,390,269

		147,998,357

Electrical Equipment — 0.2%
Emerson Electric Co.	234,661	25,664,874

Entertainment — 1.4%
Netflix, Inc.(a)	175,846	124,722,292
Walt Disney Co. (The)	743,094	71,478,212

		196,200,504

Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B(a)	750,552	345,449,064
Mastercard, Inc., Class A	338,048	166,928,102
PayPal Holdings, Inc.(a)	418,427	32,649,859
Visa, Inc., Class A	684,443	188,187,603

		733,214,628

Food Products — 0.4%
Kraft Heinz Co. (The)	362,717	12,734,994
Mondelez International, Inc., Class A	547,180	40,310,750

		53,045,744

Ground Transportation — 0.4%
Union Pacific Corp.	249,612	61,524,366

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	712,901	81,277,843
Medtronic PLC	525,530	47,313,466

		128,591,309

Health Care Providers & Services — 1.8%
CVS Health Corp.	514,422	32,346,855
UnitedHealth Group, Inc.	378,359	221,218,940

		253,565,795

Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.(b)	13,737	57,861,893
McDonald’s Corp.	293,922	89,502,188
Starbucks Corp.	464,309	45,265,484

		192,629,565

Household Products — 1.5%
Colgate-Palmolive Co.	334,497	34,724,134
Procter & Gamble Co. (The)	964,541	167,058,501

		201,782,635

Industrial Conglomerates — 0.6%
3M Co.	224,776	30,726,879
Honeywell International, Inc.	266,815	55,153,329

		85,880,208

Insurance — 0.3%
American International Group, Inc.	264,667	19,381,565
MetLife, Inc.	241,780	19,942,014

		39,323,579

Interactive Media & Services — 9.0%
Alphabet, Inc., Class A(b)	2,400,649	398,147,637
Alphabet, Inc., Class C, NVS(b)	1,968,009	329,031,425
Meta Platforms, Inc., Class A	895,165	512,428,252

		1,239,607,314

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 1.3%
Accenture PLC, Class A	256,654	$90,722,056
International Business Machines Corp.	377,429	83,442,003

		174,164,059

Life Sciences Tools & Services — 1.2%
Danaher Corp.	263,366	73,221,016
Thermo Fisher Scientific, Inc.	156,518	96,817,339

		170,038,355

Machinery — 0.9%
Caterpillar, Inc.	198,679	77,707,330
Deere & Co.	104,994	43,817,146

		121,524,476

Media — 0.6%
Charter Communications, Inc., Class A(a)	39,894	12,928,848
Comcast Corp., Class A	1,582,837	66,115,101

		79,043,949

Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.	696,920	102,635,409
ConocoPhillips	475,808	50,093,066
Exxon Mobil Corp.	1,820,392	213,386,350

		366,114,825

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	830,519	42,971,053
Eli Lilly & Co.(b)	323,224	286,357,071
Johnson & Johnson	986,336	159,845,612
Merck & Co., Inc.	1,038,606	117,944,097
Pfizer, Inc.	2,321,854	67,194,455

		674,312,288

Retail REITs — 0.2%
Simon Property Group, Inc.	125,966	21,290,773

Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.(a)	663,153	108,810,144
Broadcom, Inc.	1,907,279	329,005,627
Intel Corp.	1,747,660	41,000,104
NVIDIA Corp.	10,079,536	1,224,058,852
QUALCOMM, Inc.	456,446	77,618,642
Texas Instruments, Inc.	374,110	77,279,903

		1,857,773,272

Software — 12.3%
Adobe, Inc.(a)	181,676	94,068,199
Intuit, Inc.	114,541	71,129,961
Microsoft Corp.	3,045,592	1,310,518,238
Oracle Corp.	654,925	111,599,220
Salesforce, Inc.	397,036	108,672,723

		1,695,988,341

Security	Shares	Value

Specialized REITs — 0.3%
American Tower Corp.	191,381	$44,507,565

Specialty Retail — 1.6%
Home Depot, Inc. (The)	406,302	164,633,570
Lowe’s Cos., Inc.	233,482	63,238,600

		227,872,170

Technology Hardware, Storage & Peripherals — 10.5%
Apple Inc.	6,229,700	1,451,520,100

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	492,213	43,511,629

Tobacco — 0.8%
Altria Group, Inc.	698,580	35,655,523
Philip Morris International, Inc.	637,062	77,339,327

		112,994,850

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	200,746	41,425,945

Total Long-Term Investments — 99.8% (Cost: $9,824,563,577)		13,796,203,736

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	38,143,696	38,174,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	21,951,570	21,951,570

Total Short-Term Securities — 0.4% (Cost: $60,128,935)		60,125,781

Total Investments — 100.2% (Cost: $9,884,692,512)		13,856,329,517

Liabilities in Excess of Other Assets — (0.2)%		(33,815,372)

Net Assets — 100.0%		$13,822,514,145

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

4	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$85,068	$38,081,690	(a)	$—	$10,615	$(3,162)	$38,174,211	38,143,696	$8,168	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,278,938	5,672,632	(a)	—	—	—	21,951,570	21,951,570	603,653		—
BlackRock, Inc.	45,350,779	3,790,585		(1,705,374)	454,362	6,280,143	54,170,495	57,051	578,060		—

					$464,977	$6,276,981	$114,296,276		$1,189,881		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	79	12/20/24	$22,966	$596,977

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$596,977	$—	$—	$—	$596,977

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,908,636	$—	$—	$—	$1,908,636

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$156,058	$—	$—	$—	$156,058

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 100 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$22,664,181

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,796,203,736	$—	$—	$13,796,203,736
Short-Term Securities
Money Market Funds	60,125,781	—	—	60,125,781

	$13,856,329,517	$—	$—	$13,856,329,517

Derivative Financial Instruments(a)
Assets
Equity Contracts	$596,977	$—	$—	$596,977

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2024	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(a)	139,070	$55,572,372
Boeing Co. (The)(a)	497,379	75,621,503
General Electric Co.	901,972	170,093,880
Howmet Aerospace, Inc.	457,041	45,818,360
TransDigm Group, Inc.	108,548	154,912,107

		502,018,222

Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	101,163	13,292,818

Automobiles — 2.6%
Tesla, Inc.(a)	5,367,418	1,404,277,571

Beverages — 0.8%
Coca-Cola Co. (The)	2,926,424	210,292,829
Monster Beverage Corp.(a)	819,813	42,769,644
PepsiCo, Inc.	956,578	162,666,089

		415,728,562

Biotechnology — 1.0%
AbbVie, Inc.	1,264,272	249,668,435
Regeneron Pharmaceuticals, Inc.(a)	123,123	129,431,822
Vertex Pharmaceuticals, Inc.(a)	319,507	148,596,316

		527,696,573

Broadline Retail — 6.3%
Amazon.com, Inc.(a)	18,070,104	3,367,002,478

Building Products — 0.5%
A. O. Smith Corp.	146,411	13,152,100
Allegion PLC	64,160	9,350,678
Builders FirstSource, Inc.(a)(b)	225,606	43,735,979
Carrier Global Corp.	777,665	62,594,256
Masco Corp.	228,305	19,163,922
Trane Technologies PLC	301,031	117,019,781

		265,016,716

Capital Markets — 1.4%
Ameriprise Financial, Inc.	100,821	47,366,714
Blackstone, Inc., Class A, NVS	1,002,869	153,569,330
Cboe Global Markets, Inc.	129,762	26,584,341
CME Group, Inc., Class A	251,124	55,410,511
FactSet Research Systems, Inc.	34,632	15,925,525
KKR & Co., Inc., Class A	1,304,676	170,364,592
Moody’s Corp.	142,094	67,436,391
MSCI, Inc., Class A	86,868	50,637,963
S&P Global, Inc.	272,451	140,753,636

		728,049,003

Chemicals — 0.8%
Celanese Corp., Class A	211,691	28,781,508
CF Industries Holdings, Inc.	188,752	16,194,922
Ecolab, Inc.	249,214	63,631,811
Linde PLC	483,557	230,588,991
Sherwin-Williams Co. (The)	224,806	85,801,706

		424,998,938

Commercial Services & Supplies — 0.5%
Cintas Corp.	363,872	74,913,967
Copart, Inc.(a)(b)	1,696,571	88,900,321
Republic Services, Inc.	225,429	45,275,160
Rollins, Inc.	234,017	11,836,580
Waste Management, Inc.	331,346	68,787,430

		289,713,458

Security	Shares	Value

Communications Equipment — 0.5%
Arista Networks, Inc.(a)	498,350	$191,276,697
Motorola Solutions, Inc.	187,491	84,301,578

		275,578,275

Construction & Engineering — 0.1%
Quanta Services, Inc.	196,128	58,475,563

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	78,150	42,064,238
Vulcan Materials Co.	163,766	41,011,919

		83,076,157

Consumer Finance — 0.5%
American Express Co.	760,510	206,250,312
Discover Financial Services	262,640	36,845,766

		243,096,078

Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	360,193	319,318,298

Distributors — 0.0%
Pool Corp.	42,262	15,924,322

Electric Utilities — 0.1%
Constellation Energy Corp.	271,615	70,625,332

Electrical Equipment — 0.6%
AMETEK, Inc.	215,301	36,969,334
Eaton Corp. PLC	477,445	158,244,371
GE Vernova, Inc.(a)	227,909	58,112,237
Generac Holdings, Inc.(a)	71,068	11,291,284
Hubbell, Inc.	47,824	20,485,410
Rockwell Automation, Inc.	105,493	28,320,651

		313,423,287

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	1,306,588	85,137,274
CDW Corp.	108,708	24,600,620
Jabil, Inc.	118,708	14,224,780
TE Connectivity PLC	229,621	34,670,475

		158,633,149

Entertainment — 1.3%
Electronic Arts, Inc.	204,929	29,395,016
Live Nation Entertainment, Inc.(a)	303,420	33,221,456
Netflix, Inc.(a)	830,202	588,837,372
Take-Two Interactive Software, Inc.(a)	157,903	24,271,270

		675,725,114

Financial Services — 2.4%
Corpay, Inc.(a)	134,517	42,071,537
Fiserv, Inc.(a)	578,622	103,949,442
Mastercard, Inc., Class A	1,149,146	567,448,295
Visa, Inc., Class A(b)	2,132,764	586,403,462

		1,299,872,736

Food Products — 0.2%
Hershey Co. (The)	108,735	20,853,198
Lamb Weston Holdings, Inc.	183,683	11,891,638
Mondelez International, Inc., Class A	1,086,931	80,074,207

		112,819,043

Ground Transportation — 1.1%
CSX Corp.	1,878,050	64,849,066
Old Dominion Freight Line, Inc.(b)	363,968	72,298,604
Uber Technologies, Inc.(a)	4,064,211	305,466,099
Union Pacific Corp.	530,060	130,649,189

		573,262,958

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.(a)	74,837	$19,032,546
Boston Scientific Corp.(a)	1,566,181	131,245,968
Cooper Cos., Inc. (The)(a)	161,996	17,874,639
Dexcom, Inc.(a)	473,561	31,747,529
Edwards Lifesciences Corp.(a)	431,843	28,497,320
IDEXX Laboratories, Inc.(a)(b)	89,298	45,115,136
Insulet Corp.(a)	51,642	12,019,675
Intuitive Surgical, Inc.(a)	452,860	222,476,532
STERIS PLC	107,019	25,956,388
Stryker Corp.	424,432	153,330,304

		687,296,037

Health Care Providers & Services — 0.9%
DaVita, Inc.(a)(b)	49,147	8,056,667
HCA Healthcare, Inc.	172,153	69,968,144
Molina Healthcare, Inc.(a)(b)	66,984	23,080,007
UnitedHealth Group, Inc.	678,819	396,891,893

		497,996,711

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	816,538	14,371,069

Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(a)	426,221	54,049,085
Booking Holdings, Inc.	64,860	273,198,103
Caesars Entertainment, Inc.(a)	243,111	10,147,453
Carnival Corp.(a)	1,389,574	25,679,328
Chipotle Mexican Grill, Inc.(a)	2,648,903	152,629,791
Darden Restaurants, Inc.	119,365	19,591,377
Domino’s Pizza, Inc.(b)	27,078	11,647,331
Expedia Group, Inc.(a)	241,531	35,751,419
Hilton Worldwide Holdings, Inc.	476,330	109,794,065
Las Vegas Sands Corp.	417,723	21,028,176
Marriott International, Inc., Class A	451,635	112,276,461
McDonald’s Corp.	610,598	185,933,197
MGM Resorts International(a)	304,136	11,888,676
Norwegian Cruise Line Holdings Ltd.(a)	851,842	17,471,279
Royal Caribbean Cruises Ltd.	457,401	81,124,641
Starbucks Corp.	1,292,706	126,025,908
Wynn Resorts Ltd.	181,157	17,369,333
Yum! Brands, Inc.	250,550	35,004,341

		1,300,609,964

Household Durables — 0.6%
DR Horton, Inc.	567,216	108,207,796
Garmin Ltd.	160,851	28,314,602
Lennar Corp., Class A	262,206	49,158,381
NVR, Inc.(a)	5,965	58,527,387
PulteGroup, Inc.	402,057	57,707,241

		301,915,407

Household Products — 0.7%
Church & Dwight Co., Inc.	218,208	22,850,742
Colgate-Palmolive Co.	614,944	63,837,336
Procter & Gamble Co. (The)	1,776,015	307,605,798

		394,293,876

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	664,602	78,781,921

Insurance — 1.0%
Aon PLC, Class A	213,920	74,014,181
Arch Capital Group Ltd.(a)	725,623	81,182,701
Arthur J. Gallagher & Co.(b)	215,578	60,657,182
Brown & Brown, Inc.	357,793	37,067,355
Erie Indemnity Co., Class A, NVS	28,056	15,145,190

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	494,284	$110,269,818
Progressive Corp. (The)	566,377	143,723,827

		522,060,254

Interactive Media & Services — 10.9%
Alphabet, Inc., Class A	11,334,112	1,879,762,475
Alphabet, Inc., Class C, NVS	9,291,514	1,553,448,226
Meta Platforms, Inc., Class A	4,226,318	2,419,313,476

		5,852,524,177

IT Services — 0.7%
Accenture PLC, Class A	654,352	231,300,345
Akamai Technologies, Inc.(a)(b)	137,955	13,926,557
EPAM Systems, Inc.(a)	44,125	8,782,199
Gartner, Inc.(a)	148,789	75,400,314
GoDaddy, Inc., Class A(a)(b)	273,094	42,815,677
VeriSign, Inc.(a)	78,057	14,827,708

		387,052,800

Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.(a)	127,476	30,207,988
Mettler-Toledo International, Inc.(a)	15,598	23,392,320
Thermo Fisher Scientific, Inc.	280,802	173,695,693
Waters Corp.(a)(b)	42,564	15,318,358
West Pharmaceutical Services, Inc.	140,568	42,192,891

		284,807,250

Machinery — 1.4%
Caterpillar, Inc.	544,069	212,796,267
Deere & Co.	282,383	117,846,897
Fortive Corp.	678,766	53,575,000
Illinois Tool Works, Inc.	239,803	62,845,172
Ingersoll Rand, Inc.(b)	601,923	59,084,762
Otis Worldwide Corp.	302,648	31,457,233
PACCAR, Inc.	738,855	72,910,212
Parker-Hannifin Corp.	193,820	122,459,353
Pentair PLC	224,440	21,947,988
Snap-on, Inc.	45,924	13,304,642

		768,227,526

Media — 0.1%
Charter Communications, Inc., Class A(a)(b)	86,519	28,039,078

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,386,308	69,204,495
Nucor Corp.	289,690	43,551,995
Steel Dynamics, Inc.	175,172	22,085,686

		134,842,176

Oil, Gas & Consumable Fuels — 1.3%
APA Corp.	716,645	17,529,137
ConocoPhillips	1,550,042	163,188,422
Coterra Energy, Inc.	945,320	22,640,414
Diamondback Energy, Inc.	362,415	62,480,346
EOG Resources, Inc.	727,054	89,376,748
Hess Corp.	533,623	72,466,003
Marathon Oil Corp.	574,362	15,295,260
Marathon Petroleum Corp.	356,634	58,099,245
ONEOK, Inc.	698,936	63,694,038
Targa Resources Corp.	422,838	62,584,252
Williams Cos., Inc. (The)	920,980	42,042,737

		669,396,602

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	695,707	35,334,959

8	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 3.1%
Eli Lilly & Co.	1,526,010	$1,351,953,300
Merck & Co., Inc.	1,961,406	222,737,265
Zoetis, Inc., Class A	482,745	94,318,718

		1,669,009,283

Professional Services — 0.4%
Automatic Data Processing, Inc.	307,215	85,015,607
Broadridge Financial Solutions, Inc.	128,911	27,719,732
Dayforce, Inc.(a)(b)	168,462	10,318,298
Equifax, Inc.	93,471	27,467,388
Paychex, Inc.	248,371	33,328,904
Paycom Software, Inc.	40,495	6,745,252
Verisk Analytics, Inc.	151,787	40,672,845

		231,268,026

Real Estate Management & Development — 0.0%
CoStar Group, Inc.(a)	341,437	25,758,007

Retail REITs — 0.1%
Simon Property Group, Inc.	219,711	37,135,553

Semiconductors & Semiconductor Equipment — 17.4%
Advanced Micro Devices, Inc.(a)(b)	3,130,922	513,721,682
Analog Devices, Inc.	566,115	130,302,690
Applied Materials, Inc.	1,601,692	323,621,869
Broadcom, Inc.	9,004,779	1,553,324,377
Enphase Energy, Inc.(a)	97,094	10,973,564
KLA Corp.	260,032	201,371,381
Lam Research Corp.	252,230	205,839,858
Microchip Technology, Inc.	613,266	49,239,127
Monolithic Power Systems, Inc.	94,425	87,295,912
NVIDIA Corp.	47,588,237	5,779,115,501
NXP Semiconductors NV	370,132	88,835,381
ON Semiconductor Corp.(a)	365,173	26,515,212
QUALCOMM, Inc.	1,120,597	190,557,520
Texas Instruments, Inc.	653,270	134,945,984

		9,295,660,058

Software — 17.8%
Adobe, Inc.(a)	857,760	444,130,973
ANSYS, Inc.(a)	96,524	30,755,442
Autodesk, Inc.(a)	216,094	59,529,575
Cadence Design Systems, Inc.(a)	529,557	143,525,834
Crowdstrike Holdings, Inc., Class A(a)	446,457	125,217,795
Fair Isaac Corp.(a)	47,488	92,293,878
Fortinet, Inc.(a)	1,226,768	95,135,858
Intuit, Inc.	540,764	335,814,444
Microsoft Corp.	14,379,086	6,187,320,706
Oracle Corp.	3,092,058	526,886,683
Palantir Technologies, Inc., Class A(a)(b)	3,894,867	144,889,052
Palo Alto Networks, Inc.(a)(b)	626,384	214,098,051
PTC, Inc.(a)	139,620	25,223,749
Roper Technologies, Inc.	89,306	49,693,431
Salesforce, Inc.	1,874,526	513,076,511
ServiceNow, Inc.(a)(b)	398,518	356,430,514
Synopsys, Inc.(a)	296,338	150,062,600
Tyler Technologies, Inc.(a)	82,651	48,245,042

		9,542,330,138

Specialized REITs — 0.6%
American Tower Corp.	371,006	86,281,156
Digital Realty Trust, Inc.	244,476	39,563,551
Equinix, Inc.	86,186	76,501,279

Security	Shares	Value

Specialized REITs (continued)
Iron Mountain, Inc.	289,841	$34,441,806
Public Storage	128,144	46,627,757
SBA Communications Corp., Class A	83,260	20,040,682

		303,456,231

Specialty Retail — 1.4%
AutoZone, Inc.(a)	22,752	71,669,710
Home Depot, Inc. (The)	709,744	287,588,269
O’Reilly Automotive, Inc.(a)	82,018	94,451,929
Ross Stores, Inc.	644,610	97,020,251
TJX Cos., Inc. (The)	1,421,049	167,030,100
Tractor Supply Co.	87,782	25,538,417
Ulta Beauty, Inc.(a)	60,986	23,730,872

		767,029,548

Technology Hardware, Storage & Peripherals — 13.0%
Apple Inc.	29,412,126	6,853,025,358
Dell Technologies, Inc., Class C	295,362	35,012,211
NetApp, Inc.	147,345	18,198,581
Seagate Technology Holdings PLC	163,526	17,911,003
Super Micro Computer, Inc.(a)(b)	97,582	40,633,145

		6,964,780,298

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	295,356	47,094,514
Lululemon Athletica, Inc.(a)	221,845	60,197,641
NIKE, Inc., Class B	1,000,881	88,477,880
Ralph Lauren Corp., Class A	42,517	8,242,771

		204,012,806

Tobacco — 0.3%
Philip Morris International, Inc.	1,112,456	135,052,158

Trading Companies & Distributors — 0.4%
Fastenal Co.	554,742	39,619,674
United Rentals, Inc.	128,725	104,232,494
WW Grainger, Inc.	64,334	66,830,802

		210,682,970

Total Long-Term Investments — 99.9% (Cost: $34,951,461,527)		53,481,349,534

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	528,536,602	528,959,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	65,199,806	65,199,806

Total Short-Term Securities — 1.1% (Cost: $594,069,229)		594,159,237

Total Investments — 101.0% (Cost: $35,545,530,756)		54,075,508,771

Liabilities in Excess of Other Assets — (1.0)%		(520,240,653)

Net Assets — 100.0%		$53,555,268,118

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$212,646,423	$316,229,667	(a)	$—	$41,577	$41,764	$528,959,431	528,536,602	$213,268	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,073,535	41,126,271	(a)	—	—	—	65,199,806	65,199,806	1,126,520		—

					$41,577	$41,764	$594,159,237		$1,339,788		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	369	12/20/24	$70,470	$1,527,375

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,527,375	$—	$—	$—	$1,527,375

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,882,919	$—	$—	$—	$5,882,919

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,339,521	$—	$—	$—	$1,339,521

10	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$60,216,918

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$53,481,349,534	$—	$—	$53,481,349,534
Short-Term Securities
Money Market Funds	594,159,237	—	—	594,159,237

	$54,075,508,771	$—	$—	$54,075,508,771

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,527,375	$—	$—	$1,527,375

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) September 30, 2024	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
Boeing Co. (The)(a)	548,532	$83,398,805
General Dynamics Corp.	431,525	130,406,855
General Electric Co.	1,034,242	195,037,356
Howmet Aerospace, Inc.	285,913	28,662,778
Huntington Ingalls Industries, Inc.	65,823	17,402,285
L3Harris Technologies, Inc.	317,448	75,511,356
Lockheed Martin Corp.	354,983	207,508,863
Northrop Grumman Corp.	230,035	121,474,582
RTX Corp.	2,225,981	269,699,858
Textron, Inc.	313,519	27,771,513

		1,156,874,251

Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	195,782	21,608,459
Expeditors International of Washington, Inc.	148,788	19,550,743
FedEx Corp.	377,120	103,210,202
United Parcel Service, Inc., Class B	1,225,760	167,120,119

		311,489,523

Automobile Components — 0.1%
Aptiv PLC(a)(b)	443,700	31,950,837
BorgWarner, Inc.	382,713	13,888,655

		45,839,492

Automobiles — 0.4%
Ford Motor Co.	6,533,487	68,993,623
General Motors Co.	1,880,737	84,332,247

		153,325,870

Banks — 7.2%
Bank of America Corp.	11,296,635	448,250,477
Citigroup, Inc.	3,192,449	199,847,307
Citizens Financial Group, Inc.	750,159	30,809,030
Fifth Third Bancorp	1,132,531	48,517,628
Huntington Bancshares, Inc.	2,429,942	35,720,147
JPMorgan Chase & Co.	4,761,010	1,003,906,569
KeyCorp.	1,553,046	26,013,521
M&T Bank Corp.	279,076	49,709,017
PNC Financial Services Group, Inc. (The)	665,156	122,954,087
Regions Financial Corp.	1,538,961	35,903,960
Truist Financial Corp.	2,240,874	95,842,181
U.S. Bancorp	2,611,237	119,411,868
Wells Fargo & Co.	5,695,767	321,753,878

		2,538,639,670

Beverages — 2.0%
Brown-Forman Corp., Class B, NVS	308,478	15,177,118
Coca-Cola Co. (The)	3,959,386	284,521,478
Constellation Brands, Inc., Class A	262,189	67,563,483
Keurig Dr. Pepper, Inc.	1,770,001	66,339,637
Molson Coors Beverage Co., Class B	295,631	17,004,695
Monster Beverage Corp.(a)	472,059	24,627,318
PepsiCo, Inc.	1,471,036	250,149,672

		725,383,401

Biotechnology — 3.1%
AbbVie, Inc.	1,862,119	367,731,260
Amgen, Inc.	899,154	289,716,410
Biogen, Inc.(a)(b)	243,408	47,182,207
Gilead Sciences, Inc.	2,083,331	174,666,471
Incyte Corp.(a)	265,811	17,570,107
Moderna, Inc.(a)(b)	565,307	37,779,467

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	71,029	$74,668,526
Vertex Pharmaceuticals, Inc.(a)	155,481	72,311,104

		1,081,625,552

Broadline Retail — 0.1%
eBay, Inc.	818,275	53,277,885

Building Products — 0.6%
A. O. Smith Corp.	75,312	6,765,277
Allegion PLC	89,913	13,103,921
Carrier Global Corp.	731,602	58,886,645
Johnson Controls International PLC	1,117,833	86,755,019
Masco Corp.	167,990	14,101,080
Trane Technologies PLC	116,840	45,419,213

		225,031,155

Capital Markets — 5.1%
Ameriprise Financial, Inc.	77,110	36,227,049
Bank of New York Mellon Corp. (The)	1,234,873	88,737,974
BlackRock, Inc.(c)	233,005	221,240,578
Blackstone, Inc., Class A, NVS	337,385	51,663,765
Cboe Global Markets, Inc.	63,164	12,940,409
Charles Schwab Corp. (The)	2,499,835	162,014,306
CME Group, Inc., Class A	385,648	85,093,231
FactSet Research Systems, Inc.	33,732	15,511,660
Franklin Resources, Inc.	519,230	10,462,485
Goldman Sachs Group, Inc. (The)	528,453	261,642,365
Intercontinental Exchange, Inc.	960,750	154,334,880
Invesco Ltd.	745,099	13,083,938
MarketAxess Holdings, Inc.	62,884	16,110,881
Moody’s Corp.	138,892	65,916,754
Morgan Stanley	2,084,612	217,299,955
MSCI, Inc., Class A	56,512	32,942,540
Nasdaq, Inc.	694,847	50,730,779
Northern Trust Corp.	336,563	30,300,767
Raymond James Financial, Inc.	310,158	37,981,949
S&P Global, Inc.	300,057	155,015,447
State Street Corp.	499,696	44,208,105
T Rowe Price Group, Inc.	374,034	40,743,524

		1,804,203,341

Chemicals — 2.4%
Air Products & Chemicals, Inc.	372,019	110,764,937
Albemarle Corp.	196,031	18,566,096
CF Industries Holdings, Inc.	137,581	11,804,450
Corteva, Inc.	1,158,387	68,101,572
Dow, Inc.	1,172,903	64,075,691
DuPont de Nemours, Inc.	698,625	62,254,474
Eastman Chemical Co.	196,711	22,021,796
Ecolab, Inc.	207,646	53,018,253
FMC Corp.	210,406	13,874,172
International Flavors & Fragrances, Inc.	426,960	44,800,913
Linde PLC	386,123	184,126,614
LyondellBasell Industries NV, Class A	437,625	41,968,237
Mosaic Co. (The)	531,305	14,228,348
PPG Industries, Inc.	390,394	51,711,589
Sherwin-Williams Co. (The)	194,171	74,109,245

		835,426,387

Commercial Services & Supplies — 0.6%
Cintas Corp.	257,989	53,114,775
Republic Services, Inc.	147,177	29,559,029
Rollins, Inc.	269,323	13,622,357

12	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Veralto Corp.	413,501	$46,254,222
Waste Management, Inc.	324,479	67,361,841

		209,912,224

Communications Equipment — 1.3%
Cisco Systems, Inc.	6,741,695	358,793,008
F5, Inc.(a)	97,958	21,570,352
Juniper Networks, Inc.	553,881	21,590,281
Motorola Solutions, Inc.	117,050	52,629,191

		454,582,832

Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	76,857	22,914,915

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	34,770	18,714,953
Vulcan Materials Co.	79,996	20,033,398

		38,748,351

Consumer Finance — 0.7%
American Express Co.	281,941	76,462,399
Capital One Financial Corp.	638,990	95,675,973
Discover Financial Services	192,794	27,047,070
Synchrony Financial	660,016	32,921,598

		232,107,040

Consumer Staples Distribution & Retail — 3.6%
Costco Wholesale Corp.	430,279	381,450,939
Dollar General Corp.	367,412	31,072,033
Dollar Tree, Inc.(a)	336,501	23,662,750
Kroger Co. (The)	1,111,179	63,670,557
Sysco Corp.	822,893	64,235,027
Target Corp.	774,166	120,661,513
Walgreens Boots Alliance, Inc.	1,197,422	10,728,901
Walmart, Inc.	7,268,301	586,915,306

		1,282,397,026

Containers & Packaging — 0.5%
Amcor PLC	2,417,924	27,395,079
Avery Dennison Corp.	134,676	29,731,074
Ball Corp.	507,088	34,436,346
International Paper Co.	580,885	28,376,232
Packaging Corp. of America	149,238	32,145,865
Smurfit WestRock PLC	824,879	40,765,520

		192,850,116

Distributors — 0.2%
Genuine Parts Co.	233,722	32,646,289
LKQ Corp.	440,513	17,585,279
Pool Corp.	27,699	10,436,983

		60,668,551

Diversified Telecommunication Services — 1.6%
AT&T Inc.	11,998,467	263,966,274
Verizon Communications, Inc.	7,044,081	316,349,678

		580,315,952

Electric Utilities — 3.7%
Alliant Energy Corp.	428,668	26,015,861
American Electric Power Co., Inc.	890,434	91,358,528
Constellation Energy Corp.	287,783	74,829,336
Duke Energy Corp.	1,291,839	148,949,037
Edison International	646,221	56,279,387
Entergy Corp.	358,741	47,213,903
Evergy, Inc.	384,608	23,849,542
Eversource Energy	597,614	40,667,633
Exelon Corp.	1,673,368	67,855,072

Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	856,825	$38,000,189
NextEra Energy, Inc.	3,437,996	290,613,802
NRG Energy, Inc.	344,435	31,378,028
PG&E Corp.	3,576,765	70,712,644
Pinnacle West Capital Corp.	190,505	16,876,838
PPL Corp.	1,236,502	40,903,486
Southern Co. (The)	1,829,703	165,002,617
Xcel Energy, Inc.	932,905	60,918,696

		1,291,424,599

Electrical Equipment — 1.0%
AMETEK, Inc.	201,253	34,557,153
Eaton Corp. PLC	253,145	83,902,379
Emerson Electric Co.	958,339	104,813,536
GE Vernova, Inc.(a)	262,108	66,832,298
Generac Holdings, Inc.(a)(b)	39,672	6,303,087
Hubbell, Inc.	48,469	20,761,696
Rockwell Automation, Inc.	98,731	26,505,324

		343,675,473

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	886,697	57,777,176
CDW Corp.	129,222	29,242,938
Corning, Inc.	1,288,712	58,185,347
Jabil, Inc.	87,807	10,521,913
Keysight Technologies, Inc.(a)	291,990	46,405,971
TE Connectivity PLC	310,219	46,839,967
Teledyne Technologies, Inc.(a)	78,287	34,263,088
Trimble, Inc.(a)	407,586	25,307,015
Zebra Technologies Corp., Class A(a)	86,106	31,886,774

		340,430,189

Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	1,662,363	60,094,422
Halliburton Co.	1,477,297	42,915,478
Schlumberger NV	2,376,186	99,681,003

		202,690,903

Entertainment — 1.1%
Electronic Arts, Inc.	225,290	32,315,598
Take-Two Interactive Software, Inc.(a)	137,154	21,081,941
Walt Disney Co. (The)	3,034,802	291,917,604
Warner Bros Discovery, Inc., Class A(a)(b)	3,728,238	30,757,964

		376,073,107

Financial Services — 6.3%
Berkshire Hathaway, Inc., Class B(a)	3,065,254	1,410,813,806
Fidelity National Information Services, Inc.	912,936	76,458,390
Fiserv, Inc.(a)	462,431	83,075,729
Global Payments, Inc.	425,763	43,606,647
Jack Henry & Associates, Inc.	122,019	21,541,234
Mastercard, Inc., Class A	386,563	190,884,809
PayPal Holdings, Inc.(a)	1,710,744	133,489,354
Visa, Inc., Class A	950,391	261,310,006

		2,221,179,975

Food Products — 1.4%
Archer-Daniels-Midland Co.	800,105	47,798,273
Bunge Global SA	236,750	22,879,520
Campbell Soup Co.	329,979	16,142,573
Conagra Brands, Inc.	799,235	25,991,122
General Mills, Inc.	931,427	68,785,884
Hershey Co. (The)	152,994	29,341,189
Hormel Foods Corp.	485,855	15,401,603
J M Smucker Co. (The)	177,685	21,517,653
Kellanova	448,333	36,184,956

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co. (The)	1,476,960	$51,856,066
Lamb Weston Holdings, Inc.	81,757	5,292,948
McCormick & Co., Inc., NVS	420,930	34,642,539
Mondelez International, Inc., Class A	1,296,465	95,510,577
Tyson Foods, Inc., Class A	480,173	28,599,104

		499,944,007

Gas Utilities — 0.1%
Atmos Energy Corp.	259,390	35,979,987

Ground Transportation — 0.9%
CSX Corp.	1,622,109	56,011,424
JB Hunt Transport Services, Inc.	134,703	23,213,368
Norfolk Southern Corp.	378,344	94,018,484
Union Pacific Corp.	560,681	138,196,653

		311,439,929

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	2,911,486	331,938,519
Align Technology, Inc.(a)	53,191	13,527,535
Baxter International, Inc.	852,065	32,352,908
Becton Dickinson & Co.	483,672	116,613,319
Boston Scientific Corp.(a)	1,108,915	92,927,077
Cooper Cos., Inc. (The)(a)	194,165	21,424,166
Dexcom, Inc.(a)	262,983	17,630,380
Edwards Lifesciences Corp.(a)	635,067	41,908,071
GE HealthCare Technologies, Inc.	764,051	71,706,186
Hologic, Inc.(a)	388,669	31,660,977
IDEXX Laboratories, Inc.(a)(b)	60,515	30,573,388
Insulet Corp.(a)(b)	72,728	16,927,442
Intuitive Surgical, Inc.(a)	201,805	99,140,742
Medtronic PLC	2,146,260	193,227,788
ResMed, Inc.	245,872	60,022,273
Solventum Corp.(a)(b)	231,544	16,143,248
STERIS PLC	72,901	17,681,409
Stryker Corp.	206,540	74,614,641
Teleflex, Inc.	78,972	19,531,355
Zimmer Biomet Holdings, Inc.	340,358	36,741,646

		1,336,293,070

Health Care Providers & Services — 4.5%
Cardinal Health, Inc.	409,483	45,256,061
Cencora, Inc.	291,914	65,704,003
Centene Corp.(a)	880,244	66,264,768
Cigna Group (The)	467,792	162,061,860
CVS Health Corp.	2,105,064	132,366,424
DaVita, Inc.(a)(b)	34,940	5,727,714
Elevance Health, Inc.	388,031	201,776,120
HCA Healthcare, Inc.	161,689	65,715,260
Henry Schein, Inc.(a)(b)	212,025	15,456,623
Humana, Inc.	201,435	63,802,522
Labcorp Holdings, Inc.	140,393	31,375,028
McKesson Corp.	216,997	107,287,657
Molina Healthcare, Inc.(a)(b)	40,276	13,877,499
Quest Diagnostics, Inc.	186,323	28,926,646
UnitedHealth Group, Inc.	958,036	560,144,488
Universal Health Services, Inc., Class B	99,501	22,786,724

		1,588,529,397

Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	260,509	30,935,444
Healthpeak Properties, Inc.	1,177,812	26,936,560
Ventas, Inc.	691,323	44,334,544
Welltower, Inc.	968,362	123,979,387

		226,185,935

Security	Shares	Value

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	467,875	$8,234,600

Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(a)	368,137	46,683,453
Caesars Entertainment, Inc.(a)(b)	150,195	6,269,139
Carnival Corp.(a)	495,396	9,154,918
Darden Restaurants, Inc.	94,392	15,492,559
Domino’s Pizza, Inc.	35,279	15,174,909
Las Vegas Sands Corp.	230,665	11,611,676
McDonald’s Corp.	672,210	204,694,667
MGM Resorts International(a)	124,310	4,859,278
Starbucks Corp.	777,470	75,795,551
Yum! Brands, Inc.	254,282	35,525,738

		425,261,888

Household Durables — 0.2%
Garmin Ltd.	118,440	20,848,993
Lennar Corp., Class A	177,608	33,297,948
Mohawk Industries, Inc.(a)	87,660	14,085,209

		68,232,150

Household Products — 1.8%
Church & Dwight Co., Inc.	220,757	23,117,673
Clorox Co. (The)	208,103	33,902,060
Colgate-Palmolive Co.	834,039	86,581,589
Kimberly-Clark Corp.	563,600	80,189,008
Procter & Gamble Co. (The)	2,402,907	416,183,492

		639,973,822

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,188,246	23,836,215

Industrial Conglomerates — 1.0%
3M Co.	919,273	125,664,619
Honeywell International, Inc.	1,089,674	225,246,513

		350,911,132

Industrial REITs — 0.5%
Prologis, Inc.	1,549,392	195,657,222

Insurance — 3.7%
Aflac, Inc.	843,416	94,293,909
Allstate Corp. (The)	441,839	83,794,766
American International Group, Inc.	1,077,564	78,910,012
Aon PLC, Class A	178,128	61,630,507
Arthur J. Gallagher & Co.	179,655	50,549,527
Assurant, Inc.	86,542	17,209,742
Brown & Brown, Inc.	88,112	9,128,403
Chubb Ltd.	628,611	181,285,126
Cincinnati Financial Corp.	262,060	35,671,607
Erie Indemnity Co., Class A, NVS	17,627	9,515,407
Everest Group Ltd.	72,321	28,337,538
Globe Life, Inc.	151,142	16,007,449
Hartford Financial Services Group, Inc. (The)	490,318	57,666,300
Loews Corp.	303,436	23,986,616
Marsh & McLennan Cos., Inc.	394,986	88,117,427
MetLife, Inc.	984,402	81,193,477
Principal Financial Group, Inc.	355,598	30,545,868
Progressive Corp. (The)	490,024	124,348,490
Prudential Financial, Inc.	597,391	72,344,050
Travelers Cos., Inc. (The)	381,414	89,296,646
W R Berkley Corp.	503,058	28,538,480
Willis Towers Watson PLC	169,939	50,052,134

		1,312,423,481

Interactive Media & Services — 0.0%
Match Group, Inc.(a)	433,962	16,421,122

14	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 1.7%
Accenture PLC, Class A	482,153	$170,431,443
Akamai Technologies, Inc.(a)	134,976	13,625,827
Cognizant Technology Solutions Corp., Class A	829,418	64,014,481
EPAM Systems, Inc.(a)	56,774	11,299,729
International Business Machines Corp.	1,541,419	340,776,913
VeriSign, Inc.(a)	73,440	13,950,662

		614,099,055

Leisure Products — 0.0%
Hasbro, Inc.	219,297	15,859,559

Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	488,225	72,491,648
Bio-Techne Corp.	264,584	21,148,199
Charles River Laboratories International, Inc.(a)	86,129	16,964,829
Danaher Corp.	1,075,591	299,035,810
IQVIA Holdings, Inc.(a)	179,645	42,570,476
Mettler-Toledo International, Inc.(a)	22,007	33,003,898
Revvity, Inc.	206,433	26,371,816
Thermo Fisher Scientific, Inc.	396,319	245,151,044
Waters Corp.(a)	62,842	22,616,207

		779,353,927

Machinery — 2.0%
Caterpillar, Inc.	340,791	133,290,176
Cummins, Inc.	229,335	74,256,380
Deere & Co.	184,404	76,957,321
Dover Corp.	229,899	44,080,834
IDEX Corp.	126,566	27,148,407
Illinois Tool Works, Inc.	244,135	63,980,459
Ingersoll Rand, Inc.	156,520	15,364,003
Nordson Corp.	91,346	23,990,200
Otis Worldwide Corp.	408,858	42,496,701
PACCAR, Inc.	236,623	23,349,958
Parker-Hannifin Corp.	47,284	29,874,977
Pentair PLC	82,543	8,071,880
Snap-on, Inc.	48,645	14,092,943
Stanley Black & Decker, Inc.	256,519	28,250,437
Westinghouse Air Brake Technologies Corp.	293,140	53,284,058
Xylem, Inc.	407,347	55,004,065

		713,492,799

Media — 1.2%
Charter Communications, Inc., Class A(a)	87,705	28,423,436
Comcast Corp., Class A	6,464,322	270,014,730
Fox Corp., Class A, NVS(b)	375,894	15,911,593
Fox Corp., Class B	218,638	8,483,154
Interpublic Group of Cos., Inc. (The)	626,353	19,811,545
News Corp., Class A, NVS	628,560	16,738,553
News Corp., Class B	190,230	5,316,929
Omnicom Group, Inc.	327,392	33,849,059
Paramount Global, Class B, NVS	1,000,727	10,627,721

		409,176,720

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	1,201,623	59,985,020
Newmont Corp.	1,920,056	102,626,993
Nucor Corp.	146,630	22,044,354
Steel Dynamics, Inc.	89,344	11,264,492

		195,920,859

Multi-Utilities — 1.5%
Ameren Corp.	445,960	39,003,662
CenterPoint Energy, Inc.	1,088,013	32,009,343
CMS Energy Corp.	499,332	35,267,819
Consolidated Edison, Inc.	577,823	60,168,709

Security	Shares	Value

Multi-Utilities (continued)
Dominion Energy, Inc.	1,403,855	$81,128,780
DTE Energy Co.	346,051	44,436,409
NiSource, Inc.	749,600	25,973,640
Public Service Enterprise Group, Inc.	833,610	74,366,348
Sempra	1,059,483	88,604,563
WEC Energy Group, Inc.	530,319	51,006,081

		531,965,354

Office REITs — 0.1%
BXP, Inc.	242,605	19,519,998

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	2,846,224	419,163,409
ConocoPhillips	602,393	63,419,935
Coterra Energy, Inc.	423,734	10,148,429
Devon Energy Corp.	1,047,848	40,991,814
EOG Resources, Inc.	323,348	39,749,170
EQT Corp.	993,887	36,416,020
Exxon Mobil Corp.	7,434,486	871,470,449
Kinder Morgan, Inc.	3,231,157	71,376,258
Marathon Oil Corp.	443,245	11,803,614
Marathon Petroleum Corp.	251,903	41,037,518
Occidental Petroleum Corp.	1,126,728	58,071,561
ONEOK, Inc.	370,864	33,796,836
Phillips 66	700,418	92,069,946
Valero Energy Corp.	536,110	72,390,933
Williams Cos., Inc. (The)	1,243,277	56,755,595

		1,918,661,487

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	474,745	24,112,299
Southwest Airlines Co.	1,000,872	29,655,837
United Airlines Holdings, Inc.(a)(b)	549,761	31,369,363

		85,137,499

Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	389,615	38,840,719
Kenvue, Inc.	3,204,781	74,126,585

		112,967,304

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	3,392,577	175,531,934
Catalent, Inc.(a)	302,302	18,310,432
Johnson & Johnson	4,028,209	652,811,551
Merck & Co., Inc.	2,544,999	289,010,086
Pfizer, Inc.	9,482,470	274,422,682
Viatris, Inc.	2,008,381	23,317,303
Zoetis, Inc., Class A	341,153	66,654,473

		1,500,058,461

Professional Services — 0.9%
Amentum Holdings, Inc.(a)	209,356	6,751,731
Automatic Data Processing, Inc.	416,258	115,191,076
Broadridge Financial Solutions, Inc.	83,974	18,056,929
Dayforce, Inc.(a)(b)	120,052	7,353,185
Equifax, Inc.	126,178	37,078,667
Jacobs Solutions, Inc.	209,356	27,404,700
Leidos Holdings, Inc.	225,420	36,743,460
Paychex, Inc.	321,583	43,153,223
Paycom Software, Inc.	45,308	7,546,954
Verisk Analytics, Inc.	107,350	28,765,506

		328,045,431

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	504,042	$62,743,148
CoStar Group, Inc.(a)(b)	390,951	29,493,344

		92,236,492

Residential REITs — 0.7%
AvalonBay Communities, Inc.	237,459	53,487,640
Camden Property Trust	178,745	22,080,370
Equity Residential	570,848	42,505,342
Essex Property Trust, Inc.	107,358	31,715,700
Invitation Homes, Inc.	953,327	33,614,310
Mid-America Apartment Communities, Inc.	195,372	31,044,611
UDR, Inc.	501,432	22,734,927

		237,182,900

Retail REITs — 0.6%
Federal Realty Investment Trust	126,993	14,600,385
Kimco Realty Corp.	1,123,749	26,093,452
Realty Income Corp.	1,457,286	92,421,078
Regency Centers Corp.	272,159	19,658,044
Simon Property Group, Inc.	323,088	54,608,334

		207,381,293

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	340,442	78,359,535
Enphase Energy, Inc.(a)	142,310	16,083,876
First Solar, Inc.(a)(b)	178,840	44,609,850
Intel Corp.	7,140,266	167,510,640
Microchip Technology, Inc.	368,080	29,553,143
Micron Technology, Inc.	1,855,501	192,434,009
NXP Semiconductors NV	107,009	25,683,230
ON Semiconductor Corp.(a)	402,842	29,250,358
Qorvo, Inc.(a)	158,734	16,397,222
QUALCOMM, Inc.	894,777	152,156,829
Skyworks Solutions, Inc.	268,269	26,496,929
Teradyne, Inc.	272,646	36,515,479
Texas Instruments, Inc.	962,556	198,835,193

		1,013,886,293

Software — 0.5%
ANSYS, Inc.(a)	62,938	20,053,935
Autodesk, Inc.(a)	173,047	47,670,988
Gen Digital, Inc.	902,127	24,745,344
PTC, Inc.(a)	79,991	14,451,174
Roper Technologies, Inc.	102,476	57,021,745

		163,943,186

Specialized REITs — 1.7%
American Tower Corp.	461,149	107,244,812
Crown Castle, Inc.	727,193	86,266,906
Digital Realty Trust, Inc.	303,857	49,173,178
Equinix, Inc.	84,202	74,740,221
Extra Space Storage, Inc.	354,082	63,802,036
Iron Mountain, Inc.	240,675	28,599,410
Public Storage	152,877	55,627,354
SBA Communications Corp., Class A	108,115	26,023,281
VICI Properties, Inc.	1,752,307	58,369,346
Weyerhaeuser Co.	1,215,204	41,146,807

		590,993,351

Specialty Retail — 2.6%
AutoZone, Inc.(a)(b)	8,834	27,827,453
Best Buy Co., Inc.	327,761	33,857,711
CarMax, Inc.(a)(b)	262,777	20,333,684

Security	Shares	Value

Specialty Retail (continued)
Home Depot, Inc. (The)	1,045,378	$423,587,166
Lowe’s Cos., Inc.	953,542	258,266,851
O’Reilly Automotive, Inc.(a)	26,133	30,094,763
TJX Cos., Inc. (The)	661,904	77,800,196
Tractor Supply Co.	104,667	30,450,770
Ulta Beauty, Inc.(a)(b)	27,474	10,690,683

		912,909,277

Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies, Inc., Class C	225,380	26,716,545
Hewlett Packard Enterprise Co.	2,174,590	44,492,111
HP, Inc.	1,637,490	58,736,766
NetApp, Inc.	217,711	26,889,486
Seagate Technology Holdings PLC	206,116	22,575,886
Western Digital Corp.(a)	545,958	37,283,472

		216,694,266

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	1,145,977	101,304,367
Ralph Lauren Corp., Class A	29,528	5,724,593
Tapestry, Inc.	384,313	18,055,025

		125,083,985

Tobacco — 1.0%
Altria Group, Inc.	2,855,140	145,726,346
Philip Morris International, Inc.	1,639,110	198,987,954

		344,714,300

Trading Companies & Distributors — 0.1%
Fastenal Co.	479,416	34,239,891
WW Grainger, Inc.	18,487	19,204,480

		53,444,371

Water Utilities — 0.1%
American Water Works Co., Inc.	327,162	47,844,171

Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	820,036	169,222,629

Total Long-Term Investments — 99.7% (Cost: $29,747,844,673)		35,220,206,704

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	154,236,703	154,360,092
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	53,555,373	53,555,373

Total Short-Term Securities — 0.6% (Cost: $207,807,449)		207,915,465

Total Investments — 100.3% (Cost: $29,955,652,122)		35,428,122,169

Liabilities in Excess of Other Assets — (0.3)%		(111,934,002)

Net Assets — 100.0%		$35,316,188,167

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$108,139,870	$46,185,164	(a)	$—	$(16,018)	$51,076	$154,360,092	154,236,703	$140,822	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	44,835,528	8,719,845	(a)	—	—	—	53,555,373	53,555,373	1,394,033		—
BlackRock, Inc.	195,796,946	7,348,662		(9,086,703)	1,501,897	25,679,776	221,240,578	233,005	2,385,994		—

					$1,485,879	$25,730,852	$429,156,043		$3,920,849		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 1000 Value E-Mini Index	922	12/20/24	$86,908	$1,706,070

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,706,070	$—	$—	$—	$1,706,070

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,861,979	$—	$—	$—	$1,861,979

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(697,952)	$—	$—	$—	$(697,952)

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P 500 Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$88,875,935

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$35,220,206,704	$—	$—	$35,220,206,704
Short-Term Securities
Money Market Funds	207,915,465	—	—	207,915,465

	$35,428,122,169	$—	$—	$35,428,122,169

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,706,070	$—	$—	$1,706,070

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
AAR Corp.(a)	103,532	$6,766,852
Mercury Systems, Inc.(a)	530,213	19,617,881
National Presto Industries, Inc.	30,537	2,294,550
Triumph Group, Inc.(a)(b)	819,553	10,564,038

		39,243,321

Air Freight & Logistics — 0.5%
Forward Air Corp.(b)	200,692	7,104,497
Hub Group, Inc., Class A	646,787	29,396,469

		36,500,966

Automobile Components — 1.6%
Adient PLC(a)	915,521	20,663,309
American Axle & Manufacturing Holdings, Inc.(a)	1,234,635	7,630,044
Dana, Inc.	1,354,848	14,307,195
Dorman Products, Inc.(a)	89,350	10,107,272
Fox Factory Holding Corp.(a)(b)	271,364	11,261,606
Gentherm, Inc.(a)	177,669	8,270,492
LCI Industries	98,923	11,924,178
Phinia, Inc.	458,632	21,110,831
Standard Motor Products, Inc.	216,593	7,190,888

		112,465,815

Automobiles — 0.1%
Winnebago Industries, Inc.	133,776	7,773,723

Banks — 14.2%
Ameris Bancorp	679,164	42,373,042
Atlantic Union Bankshares Corp.	942,748	35,513,317
Axos Financial, Inc.(a)(b)	206,776	13,002,075
Banc of California, Inc.	1,446,138	21,301,613
BancFirst Corp.	79,057	8,320,749
Bank of Hawaii Corp.	250,306	15,711,708
BankUnited, Inc.	784,939	28,603,177
Banner Corp.	361,798	21,548,689
Berkshire Hills Bancorp, Inc.	226,034	6,087,096
Brookline Bancorp, Inc.	942,338	9,508,190
Capitol Federal Financial, Inc.	1,282,275	7,488,486
Cathay General Bancorp	401,637	17,250,309
Central Pacific Financial Corp.	286,500	8,454,615
City Holding Co.	62,129	7,293,323
Comerica, Inc.	1,393,074	83,459,063
Community Financial System, Inc.	551,727	32,038,787
CVB Financial Corp.	1,378,710	24,568,612
Dime Community Bancshares, Inc.	373,694	10,762,387
Eagle Bancorp, Inc.	316,867	7,154,857
FB Financial Corp.	367,324	17,238,515
First Bancorp/Southern Pines NC	433,442	18,026,853
First Commonwealth Financial Corp.	584,157	10,018,293
First Financial Bancorp	1,002,589	25,295,320
First Hawaiian, Inc.	1,342,840	31,086,746
Fulton Financial Corp.	1,910,056	34,629,315
Hanmi Financial Corp.	315,765	5,873,229
Heritage Financial Corp.	362,218	7,885,486
Hilltop Holdings, Inc.	484,246	15,573,351
Hope Bancorp, Inc.	1,267,721	15,922,576
Independent Bank Corp.	446,084	26,376,947
Independent Bank Group, Inc.	378,583	21,829,096
Lakeland Financial Corp.	143,275	9,330,068
National Bank Holdings Corp., Class A	398,150	16,762,115
NBT Bancorp, Inc.	495,309	21,907,517
Northwest Bancshares, Inc.	1,337,448	17,895,054
Pacific Premier Bancorp, Inc.	1,012,491	25,474,274

Security	Shares	Value

Banks (continued)
Park National Corp.	90,058	$15,127,943
Provident Financial Services, Inc.	1,281,572	23,785,976
Renasant Corp.	667,367	21,689,428
S&T Bancorp, Inc.	188,824	7,924,943
Seacoast Banking Corp. of Florida	887,653	23,655,952
ServisFirst Bancshares, Inc.	284,458	22,884,646
Simmons First National Corp., Class A	1,318,322	28,396,656
Southside Bancshares, Inc.	182,228	6,091,882
Stellar Bancorp, Inc.	500,672	12,962,398
Tompkins Financial Corp.	131,511	7,600,021
TrustCo Bank Corp.	199,611	6,601,136
Trustmark Corp.	642,691	20,450,428
United Community Banks, Inc.	1,251,666	36,398,447
Veritex Holdings, Inc.	571,069	15,030,536
WaFd, Inc.	742,850	25,888,323
Westamerica BanCorp	109,282	5,400,716
WSFS Financial Corp.	342,288	17,453,265

		1,018,907,546

Beverages — 0.1%
MGP Ingredients, Inc.	63,045	5,248,496
National Beverage Corp.	112,297	5,271,221

		10,519,717

Biotechnology — 1.1%
Alkermes PLC(a)	622,462	17,422,711
Arcus Biosciences, Inc.(a)(b)	339,480	5,190,649
Ironwood Pharmaceuticals, Inc., Class A(a)	644,752	2,656,378
Krystal Biotech, Inc.(a)(b)	90,261	16,430,210
Myriad Genetics, Inc.(a)	491,425	13,460,131
Protagonist Therapeutics, Inc.(a)	182,215	8,199,675
REGENXBIO, Inc.(a)(b)	276,454	2,900,002
Vir Biotechnology, Inc.(a)(b)	961,289	7,200,055
Xencor, Inc.(a)	311,652	6,267,322

		79,727,133

Broadline Retail — 0.9%
Etsy, Inc.(a)	674,761	37,469,478
Kohl’s Corp.	1,167,696	24,638,386

		62,107,864

Building Products — 2.0%
American Woodmark Corp.(a)	72,014	6,729,708
Apogee Enterprises, Inc.	126,667	8,868,590
Griffon Corp.	137,388	9,617,160
Hayward Holdings, Inc.(a)(b)	1,490,879	22,870,084
Insteel Industries, Inc.	76,744	2,385,971
Masterbrand, Inc.(a)	1,334,262	24,737,217
Quanex Building Products Corp.	156,247	4,335,854
Resideo Technologies, Inc.(a)	1,537,369	30,962,612
Zurn Elkay Water Solutions Corp.	874,424	31,426,799

		141,933,995

Capital Markets — 2.5%
Artisan Partners Asset Management, Inc., Class A	322,947	13,990,064
BGC Group, Inc., Class A	1,409,299	12,937,365
Brightsphere Investment Group, Inc.	118,615	3,012,821
Cohen & Steers, Inc.	143,475	13,766,426
Moelis & Co., Class A	271,282	18,585,530
Piper Sandler Cos	84,788	24,063,682
PJT Partners, Inc., Class A	107,433	14,325,116
StepStone Group, Inc., Class A	460,621	26,177,091
StoneX Group, Inc.(a)	297,095	24,326,139

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Virtu Financial, Inc., Class A	860,639	$26,215,064
Virtus Investment Partners, Inc.	26,273	5,502,880

		182,902,178

Chemicals — 2.2%
AdvanSix, Inc.	281,606	8,555,190
Balchem Corp.	149,895	26,381,520
HB Fuller Co.	291,973	23,176,817
Ingevity Corp.(a)	381,633	14,883,687
Innospec, Inc.	97,795	11,059,637
Koppers Holdings, Inc.	102,869	3,757,805
Mativ Holdings, Inc.	570,449	9,691,928
Minerals Technologies, Inc.	168,892	13,043,529
Quaker Chemical Corp.	69,515	11,712,582
Sensient Technologies Corp.	253,621	20,345,477
Stepan Co.	222,022	17,151,199

		159,759,371

Commercial Services & Supplies — 2.9%
ABM Industries, Inc.	659,040	34,770,951
Brady Corp., Class A, NVS	161,491	12,375,055
CoreCivic, Inc.(a)	1,157,878	14,647,157
Deluxe Corp.	464,228	9,047,804
Enviri Corp.(a)	841,199	8,697,998
GEO Group, Inc. (The)(a)	1,432,051	18,401,855
Healthcare Services Group, Inc.(a)	770,543	8,606,965
HNI Corp.	199,767	10,755,455
Interface, Inc., Class A	612,209	11,613,605
Matthews International Corp., Class A	117,497	2,725,930
MillerKnoll, Inc.	733,246	18,155,171
OPENLANE, Inc.(a)	1,140,531	19,252,163
Pitney Bowes, Inc.	1,642,182	11,708,758
UniFirst Corp.	93,070	18,488,356
Vestis Corp.	564,527	8,411,452

		207,658,675

Communications Equipment — 1.2%
Calix, Inc.(a)(b)	313,613	12,165,048
Digi International, Inc.(a)	382,368	10,526,591
Extreme Networks, Inc.(a)	547,431	8,227,888
Harmonic, Inc.(a)	570,780	8,316,265
NetScout Systems, Inc.(a)	748,860	16,287,705
Viasat, Inc.(a)(b)	893,989	10,674,229
Viavi Solutions, Inc.(a)	2,330,151	21,017,962

		87,215,688

Construction & Engineering — 1.4%
Arcosa, Inc.	210,021	19,901,590
Dycom Industries, Inc.(a)	305,485	60,211,094
Granite Construction, Inc.	224,776	17,820,241

		97,932,925

Consumer Finance — 1.2%
Bread Financial Holdings, Inc.	497,094	23,651,733
Encore Capital Group, Inc.(a)(b)	248,762	11,758,980
Enova International, Inc.(a)	277,166	23,223,739
EZCORP, Inc., Class A, NVS(a)(b)	543,600	6,093,756
Green Dot Corp., Class A(a)	672	7,869
Navient Corp.	835,746	13,029,280
PRA Group, Inc.(a)	413,890	9,254,580

		87,019,937

Consumer Staples Distribution & Retail — 1.2%
Andersons, Inc. (The)	158,561	7,950,249
Chefs’ Warehouse, Inc. (The)(a)(b)	363,821	15,284,120
Grocery Outlet Holding Corp.(a)(b)	1,028,924	18,057,616

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
PriceSmart, Inc.	264,037	$24,233,316
SpartanNash Co.	354,332	7,940,580
United Natural Foods, Inc.(a)(b)	626,872	10,543,987

		84,009,868

Containers & Packaging — 0.7%
Myers Industries, Inc.	202,489	2,798,398
O-I Glass, Inc.(a)	1,635,127	21,452,866
Sealed Air Corp.	801,334	29,088,424

		53,339,688

Diversified Consumer Services — 0.3%
Mister Car Wash, Inc.(a)(b)	537,586	3,499,685
Perdoceo Education Corp.	286,040	6,361,530
Strategic Education, Inc.	151,026	13,977,456

		23,838,671

Diversified REITs — 1.1%
Alexander & Baldwin, Inc.	762,552	14,640,999
American Assets Trust, Inc.	498,801	13,327,963
Armada Hoffler Properties, Inc.	412,670	4,469,216
Essential Properties Realty Trust, Inc.	883,688	30,177,945
Global Net Lease, Inc.	2,077,924	17,496,120

		80,112,243

Diversified Telecommunication Services — 1.1%
Consolidated Communications Holdings, Inc.(a)	808,807	3,752,865
Lumen Technologies, Inc.(a)	10,676,803	75,805,301

		79,558,166

Electric Utilities — 0.2%
MGE Energy, Inc.	170,936	15,632,097

Electrical Equipment — 0.7%
Sunrun, Inc.(a)(b)	2,347,235	42,391,064
Vicor Corp.(a)	114,746	4,830,807

		47,221,871

Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.	150,319	15,819,572
Benchmark Electronics, Inc.	379,124	16,802,776
CTS Corp.	140,290	6,787,230
ePlus, Inc.(a)	108,856	10,704,899
Insight Enterprises, Inc.(a)(b)	102,991	22,183,231
Itron, Inc.(a)	240,784	25,718,139
Knowles Corp.(a)	547,821	9,877,213
PC Connection, Inc.	129,760	9,787,797
Plexus Corp.(a)	160,093	21,886,314
Rogers Corp.(a)(b)	58,647	6,627,697
Sanmina Corp.(a)	573,810	39,277,294
ScanSource, Inc.(a)(b)	240,977	11,574,125
TTM Technologies, Inc.(a)	1,070,515	19,536,899

		216,583,186

Energy Equipment & Services — 1.0%
Bristow Group, Inc.(a)	258,428	8,964,867
Cactus, Inc., Class A(b)	265,263	15,828,243
Core Laboratories, Inc.(b)	280,228	5,192,625
Helmerich & Payne, Inc.	477,000	14,510,340
Innovex International, Inc.(a)(b)	367,490	5,394,753
Nabors Industries Ltd.(a)(b)	94,251	6,076,362
Patterson-UTI Energy, Inc.	1,690,064	12,928,990
ProPetro Holding Corp.(a)	842,173	6,451,045

		75,347,225

Financial Services — 3.3%
HA Sustainable Infrastructure Capital, Inc.	1,222,801	42,149,951

20	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Jackson Financial, Inc., Class A	424,874	$38,761,255
Mr. Cooper Group, Inc.(a)	677,101	62,415,170
NCR Atleos Corp.(a)(b)	759,402	21,665,739
NMI Holdings, Inc., Class A(a)	292,806	12,060,679
Payoneer Global, Inc.(a)	1,611,887	12,137,509
Radian Group, Inc.	710,750	24,655,918
Walker & Dunlop, Inc.	191,894	21,797,239

		235,643,460

Food Products — 1.1%
B&G Foods, Inc.	831,245	7,381,456
Fresh Del Monte Produce, Inc.	352,347	10,408,330
Hain Celestial Group, Inc. (The)(a)	958,340	8,270,474
John B Sanfilippo & Son, Inc.	45,150	4,258,096
Simply Good Foods Co. (The)(a)	354,026	12,309,484
Tootsie Roll Industries, Inc.	68,579	2,123,892
TreeHouse Foods, Inc.(a)	490,469	20,589,889
WK Kellogg Co.	694,529	11,883,391

		77,225,012

Gas Utilities — 0.5%
Chesapeake Utilities Corp.	129,652	16,098,889
Northwest Natural Holding Co.	406,036	16,574,389

		32,673,278

Ground Transportation — 1.0%
Heartland Express, Inc.	207,228	2,544,760
Hertz Global Holdings, Inc.(a)(b)	1,307,479	4,314,681
Marten Transport Ltd.	326,791	5,784,200
RXO, Inc.(a)	778,493	21,797,804
Schneider National, Inc., Class B(b)	493,670	14,089,342
Werner Enterprises, Inc.	649,002	25,044,987

		73,575,774

Health Care Equipment & Supplies — 2.9%
Artivion, Inc.(a)	185,000	4,924,700
Avanos Medical, Inc.(a)	482,478	11,593,946
Embecta Corp.	605,615	8,539,172
ICU Medical, Inc.(a)(b)	256,470	46,733,963
Inari Medical, Inc.(a)	226,251	9,330,591
Inspire Medical Systems, Inc.(a)	78,285	16,522,049
Integra LifeSciences Holdings Corp.(a)	700,585	12,729,630
Merit Medical Systems, Inc.(a)(b)	250,597	24,766,502
Omnicell, Inc.(a)	482,950	21,056,620
QuidelOrtho Corp.(a)(b)	607,149	27,685,994
STAAR Surgical Co.(a)	201,365	7,480,710
Tandem Diabetes Care, Inc.(a)(b)	371,197	15,742,465

		207,106,342

Health Care Providers & Services — 2.2%
AdaptHealth Corp.(a)	1,109,627	12,461,111
Addus HomeCare Corp.(a)	109,008	14,501,334
AMN Healthcare Services, Inc.(a)(b)	183,555	7,780,897
Cross Country Healthcare, Inc.(a)(b)	338,993	4,556,066
Fulgent Genetics, Inc.(a)	213,291	4,634,813
National HealthCare Corp.	68,670	8,636,626
Owens & Minor, Inc.(a)(b)	775,919	12,174,169
Patterson Cos., Inc.	823,729	17,990,241
Pediatrix Medical Group, Inc.(a)	887,369	10,284,607
Premier, Inc., Class A	1,100,641	22,012,820
Select Medical Holdings Corp.	1,105,859	38,561,303
U.S. Physical Therapy, Inc.	71,241	6,029,126

		159,623,113

Health Care REITs — 0.9%
CareTrust REIT, Inc.	599,119	18,488,812

Security	Shares	Value

Health Care REITs (continued)
LTC Properties, Inc.	260,301	$9,550,444
Medical Properties Trust, Inc.(b)	6,300,774	36,859,528
Universal Health Realty Income Trust	70,672	3,233,244

		68,132,028

Health Care Technology — 0.2%
Certara, Inc.(a)	482,463	5,649,642
HealthStream, Inc.	120,433	3,473,288
Schrodinger, Inc.(a)(b)	259,823	4,819,716
Simulations Plus, Inc.	69,912	2,238,582

		16,181,228

Hotel & Resort REITs — 0.5%
Pebblebrook Hotel Trust(b)	1,265,327	16,740,276
Service Properties Trust	1,741,883	7,942,986
Summit Hotel Properties, Inc.	563,488	3,865,528
Xenia Hotels & Resorts, Inc.	438,967	6,483,543

		35,032,333

Hotels, Restaurants & Leisure — 1.5%
BJ’s Restaurants, Inc.(a)	243,134	7,916,443
Bloomin’ Brands, Inc.	404,974	6,694,220
Brinker International, Inc.(a)	270,958	20,736,416
Cheesecake Factory, Inc. (The)	267,776	10,858,317
Chuy’s Holdings, Inc.(a)	79,029	2,955,685
Cracker Barrel Old Country Store, Inc.	233,128	10,572,355
Golden Entertainment, Inc.	88,344	2,808,456
Papa John’s International, Inc.	181,569	9,781,122
Penn Entertainment, Inc.(a)(b)	1,570,739	29,624,137
Sabre Corp.(a)	1,903,463	6,985,709

		108,932,860

Household Durables — 2.0%
Century Communities, Inc.	141,881	14,610,905
Ethan Allen Interiors, Inc.	142,334	4,539,031
Helen of Troy Ltd.(a)(b)	239,543	14,815,735
La-Z-Boy, Inc.	203,141	8,720,843
Leggett & Platt, Inc.	1,408,782	19,187,611
LGI Homes, Inc.(a)(b)	86,858	10,294,410
Newell Brands, Inc.	4,368,122	33,547,177
Sonos, Inc.(a)	1,270,640	15,616,166
Tri Pointe Homes, Inc.(a)	383,258	17,365,420
Worthington Enterprises, Inc.	102,769	4,259,775

		142,957,073

Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	101,623	3,706,191
Central Garden & Pet Co., Class A, NVS(a)	546,087	17,147,132
Energizer Holdings, Inc.	373,904	11,875,191

		32,728,514

Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc., Class A	363,457	10,347,621
Clearway Energy, Inc., Class C	869,729	26,683,286

		37,030,907

Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.	133,872	18,019,171
LXP Industrial Trust	3,090,656	31,061,093

		49,080,264

Insurance — 2.9%
AMERISAFE, Inc.	115,873	5,600,142
Assured Guaranty Ltd.	207,726	16,518,372
Employers Holdings, Inc.	260,796	12,510,384
Genworth Financial, Inc., Class A(a)	4,536,442	31,074,628
Horace Mann Educators Corp.	428,086	14,961,606

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Lincoln National Corp.	1,787,118	$56,312,088
Mercury General Corp.	279,078	17,576,332
ProAssurance Corp.(a)	537,153	8,078,781
Safety Insurance Group, Inc.	155,793	12,740,752
Stewart Information Services Corp.	290,638	21,722,284
Trupanion, Inc.(a)(b)	181,875	7,635,112
United Fire Group, Inc.	227,011	4,751,340

		209,481,821

Interactive Media & Services — 0.9%
IAC, Inc.(a)(b)	445,384	23,970,567
QuinStreet, Inc.(a)(b)	580,425	11,103,530
Shutterstock, Inc.	127,112	4,495,952
Ziff Davis, Inc.(a)	469,794	22,860,176

		62,430,225

IT Services — 0.9%
DigitalOcean Holdings, Inc.(a)(b)	298,967	12,075,277
DXC Technology Co.(a)(b)	1,898,589	39,395,722
Perficient, Inc.(a)	143,972	10,867,006

		62,338,005

Leisure Products — 0.7%
Sturm Ruger & Co., Inc.	176,982	7,376,610
Topgolf Callaway Brands Corp.(a)(b)	1,486,105	16,317,433
Vista Outdoor, Inc.(a)	613,301	24,029,133

		47,723,176

Life Sciences Tools & Services — 0.5%
BioLife Solutions, Inc.(a)(b)	153,548	3,844,842
Cytek Biosciences, Inc.(a)(b)	1,118,481	6,196,385
Fortrea Holdings, Inc.(a)(b)	940,826	18,816,520
Mesa Laboratories, Inc.	56,796	7,375,528

		36,233,275

Machinery — 2.9%
Albany International Corp., Class A	170,357	15,136,220
Astec Industries, Inc.	239,417	7,646,979
Barnes Group, Inc.	479,752	19,386,778
Enerpac Tool Group Corp., Class A	188,155	7,881,813
Enpro, Inc.	121,134	19,645,512
Gates Industrial Corp. PLC(a)(b)	1,567,096	27,502,535
Greenbrier Cos., Inc. (The)	326,885	16,635,178
Hillenbrand, Inc.	737,394	20,499,553
John Bean Technologies Corp.(b)	133,736	13,174,333
Kennametal, Inc.	817,983	21,210,299
Lindsay Corp.	58,296	7,266,013
Proto Labs, Inc.(a)	93,887	2,757,461
Titan International, Inc.(a)(b)	523,396	4,255,210
Trinity Industries, Inc.	432,859	15,080,808
Wabash National Corp.	462,002	8,865,818

		206,944,510

Media — 1.6%
Cable One, Inc.	48,381	16,923,190
EchoStar Corp., Class A(a)(b)	1,267,233	31,452,723
John Wiley & Sons, Inc., Class A	432,873	20,886,122
Scholastic Corp., NVS	262,177	8,392,286
TechTarget, Inc.(a)	115,208	2,816,836
TEGNA, Inc.	1,737,084	27,411,185
Thryv Holdings, Inc.(a)(b)	358,321	6,173,871

		114,056,213

Metals & Mining — 0.8%
Arch Resources, Inc., Class A	59,798	8,261,692
Century Aluminum Co.(a)	545,597	8,855,039

Security	Shares	Value

Metals & Mining (continued)
Haynes International, Inc.	59,601	$3,548,643
Kaiser Aluminum Corp.	167,364	12,137,237
Metallus, Inc.(a)	175,413	2,601,375
MP Materials Corp., Class A(a)(b)	778,238	13,735,901
SunCoke Energy, Inc.	882,991	7,664,362
Worthington Steel, Inc.	114,973	3,910,232

		60,714,481

Mortgage Real Estate Investment Trusts (REITs) — 1.7%
Apollo Commercial Real Estate Finance, Inc.	515,909	4,741,204
Arbor Realty Trust, Inc.(b)	1,979,820	30,805,999
ARMOUR Residential REIT, Inc.	161,253	3,289,561
Blackstone Mortgage Trust, Inc., Class A	1,823,071	34,656,580
Franklin BSP Realty Trust, Inc.	859,228	11,221,518
KKR Real Estate Finance Trust, Inc.	611,534	7,552,445
PennyMac Mortgage Investment Trust	921,496	13,140,533
Ready Capital Corp.	1,766,307	13,476,922

		118,884,762

Multi-Utilities — 0.5%
Avista Corp.	826,415	32,023,581
Unitil Corp.	94,888	5,748,315

		37,771,896

Office REITs — 2.2%
Brandywine Realty Trust	1,825,562	9,931,057
Douglas Emmett, Inc.	1,757,844	30,885,319
Easterly Government Properties, Inc.	1,016,559	13,804,871
Highwoods Properties, Inc.	1,113,136	37,301,188
Hudson Pacific Properties, Inc.	1,416,968	6,773,107
JBG SMITH Properties	894,807	15,641,227
SL Green Realty Corp.	680,566	47,374,199

		161,710,968

Oil, Gas & Consumable Fuels — 1.0%
Comstock Resources, Inc.	473,543	5,270,533
CVR Energy, Inc.	164,068	3,778,486
Green Plains, Inc.(a)(b)	681,607	9,228,959
Peabody Energy Corp.	727,093	19,297,048
Talos Energy, Inc.(a)(b)	1,305,252	13,509,358
Vital Energy, Inc.(a)(b)	149,613	4,024,590
World Kinect Corp.	620,504	19,179,779

		74,288,753

Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)	177,409	5,063,253
Mercer International, Inc.	17,468	118,258
Sylvamo Corp.	361,630	31,045,936

		36,227,447

Passenger Airlines — 1.5%
Alaska Air Group, Inc.(a)	1,324,706	59,889,958
Allegiant Travel Co.	154,721	8,518,938
JetBlue Airways Corp.(a)(b)	3,131,989	20,545,848
SkyWest, Inc.(a)	193,708	16,469,054
Sun Country Airlines Holdings, Inc.(a)	229,702	2,574,960

		107,998,758

Personal Care Products — 0.3%
Edgewell Personal Care Co.	517,759	18,815,362
Nu Skin Enterprises, Inc., Class A	40,023	294,970
USANA Health Sciences, Inc.(a)	117,870	4,469,630

		23,579,962

Pharmaceuticals — 2.0%
Corcept Therapeutics, Inc.(a)(b)	341,777	15,817,440
Harmony Biosciences Holdings, Inc.(a)(b)	180,288	7,211,520

22	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Innoviva, Inc.(a)(b)	293,625	$5,669,899
Ligand Pharmaceuticals, Inc.(a)(b)	191,830	19,200,265
Organon & Co.	2,703,542	51,718,758
Pacira BioSciences, Inc.(a)	484,347	7,289,422
Phibro Animal Health Corp., Class A	216,941	4,885,511
Prestige Consumer Healthcare, Inc.(a)	270,589	19,509,467
Supernus Pharmaceuticals, Inc.(a)(b)	350,400	10,925,472

		142,227,754

Professional Services — 1.7%
CSG Systems International, Inc.	151,315	7,361,475
Heidrick & Struggles International, Inc.	216,716	8,421,584
Kelly Services, Inc., Class A, NVS	338,823	7,254,200
Korn Ferry	232,643	17,504,059
NV5 Global, Inc.(a)(b)	136,764	12,784,699
Robert Half, Inc.	1,074,169	72,409,732

		125,735,749

Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(a)(b)	2,003,333	27,305,429
Kennedy-Wilson Holdings, Inc.	1,240,865	13,711,558
Marcus & Millichap, Inc.	150,331	5,957,618

		46,974,605

Residential REITs — 0.7%
Centerspace	160,654	11,321,287
Elme Communities	924,141	16,255,640
NexPoint Residential Trust, Inc.	232,072	10,213,489
Veris Residential, Inc.	508,870	9,088,418

		46,878,834

Retail REITs — 2.2%
Acadia Realty Trust	1,106,006	25,969,021
Getty Realty Corp.	298,362	9,490,895
Macerich Co. (The)	2,267,969	41,367,755
Phillips Edison & Co., Inc.	630,280	23,767,859
Retail Opportunity Investments Corp.	1,338,304	21,051,522
Saul Centers, Inc.	65,651	2,754,716
SITE Centers Corp.	265,246	16,047,383
Urban Edge Properties	527,282	11,278,562
Whitestone REIT	239,674	3,242,789

		154,970,502

Semiconductors & Semiconductor Equipment — 2.1%
Alpha & Omega Semiconductor Ltd.(a)	249,430	9,258,842
CEVA, Inc.(a)	144,012	3,477,890
Cohu, Inc.(a)(b)	290,678	7,470,425
Diodes, Inc.(a)	191,537	12,275,606
Ichor Holdings Ltd.(a)	353,734	11,252,279
Impinj, Inc.(a)	74,131	16,050,844
Kulicke & Soffa Industries, Inc.	211,773	9,557,315
MaxLinear, Inc.(a)	309,463	4,481,024
Photronics, Inc.(a)	202,743	5,019,917
Semtech Corp.(a)(b)	433,322	19,785,483
SiTime Corp.(a)(b)	82,632	14,172,214
SMART Global Holdings, Inc.(a)(b)	327,818	6,867,787
SolarEdge Technologies, Inc.(a)(b)	367,010	8,408,199
Ultra Clean Holdings, Inc.(a)	472,839	18,880,461
Wolfspeed, Inc.(a)(b)	700,403	6,793,909

		153,752,195

Software — 1.8%
A10 Networks, Inc.	411,076	5,935,937
ACI Worldwide, Inc.(a)	406,604	20,696,144
Adeia, Inc.	696,982	8,301,056
BlackLine, Inc.(a)(b)	178,817	9,859,969

Security	Shares	Value

Software (continued)
Box, Inc., Class A(a)(b)	595,790	$19,500,207
Clear Secure, Inc., Class A	309,969	10,272,373
Envestnet, Inc.(a)	245,459	15,370,642
N-able, Inc.(a)(b)	270,294	3,530,040
NCR Voyix Corp.(a)	1,526,449	20,713,913
SolarWinds Corp.	314,202	4,100,336
Sprinklr, Inc., Class A(a)(b)	1,264,321	9,773,201

		128,053,818

Specialized REITs — 0.7%
Four Corners Property Trust, Inc.	544,885	15,970,579
Outfront Media, Inc.	839,013	15,421,059
Safehold, Inc.	480,063	12,592,053
Uniti Group, Inc.	1,230,555	6,940,330

		50,924,021

Specialty Retail — 4.3%
Academy Sports & Outdoors, Inc.(b)	757,334	44,198,012
Advance Auto Parts, Inc.	626,048	24,409,612
Asbury Automotive Group, Inc.(a)(b)	106,996	25,528,176
Bath & Body Works, Inc.	2,343,991	74,820,193
Buckle, Inc. (The)	121,245	5,331,143
Caleres, Inc.(b)	368,875	12,191,319
Foot Locker, Inc.	865,273	22,358,654
Leslie’s, Inc.(a)(b)	1,970,601	6,227,099
MarineMax, Inc.(a)	206,224	7,273,520
Monro, Inc.	314,179	9,067,206
National Vision Holdings, Inc.(a)(b)	825,701	9,008,398
ODP Corp. (The)(a)	352,610	10,490,147
Sally Beauty Holdings, Inc.(a)(b)	1,080,457	14,661,801
Shoe Carnival, Inc.	188,296	8,256,780
Sonic Automotive, Inc., Class A	153,095	8,952,996
Upbound Group, Inc.	224,860	7,193,271
Victoria’s Secret & Co.(a)	822,162	21,129,563

		311,097,890

Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.(a)(b)	480,708	3,345,728
Xerox Holdings Corp.	1,214,009	12,601,413

		15,947,141

Textiles, Apparel & Luxury Goods — 1.7%
G-III Apparel Group Ltd.(a)	415,701	12,687,195
Hanesbrands, Inc.(a)	3,692,796	27,142,051
VF Corp.	3,473,555	69,297,422
Wolverine World Wide, Inc.	840,139	14,635,221

		123,761,889

Tobacco — 0.4%
Universal Corp.	259,284	13,770,573
Vector Group Ltd.	794,020	11,846,779

		25,617,352

Trading Companies & Distributors — 1.1%
Air Lease Corp., Class A	859,225	38,914,300
DNOW, Inc.(a)	1,117,966	14,455,300
DXP Enterprises, Inc.(a)(b)	134,289	7,165,661
Rush Enterprises, Inc., Class A	357,303	18,876,318

		79,411,579

Water Utilities — 0.7%
American States Water Co.	184,855	15,396,573
California Water Service Group	370,608	20,094,366
Middlesex Water Co.	101,099	6,595,699
SJW Group	178,166	10,353,226

		52,439,864

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)(b)	337,322	$2,421,972
Telephone & Data Systems, Inc.	511,994	11,903,860

		14,325,832

Total Long-Term Investments — 98.9% (Cost: $6,752,341,384)		7,115,737,332

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	382,934,149	383,240,497
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	60,677,532	60,677,532

Total Short-Term Securities — 6.2% (Cost: $443,589,231)		443,918,029

Total Investments — 105.1% (Cost: $7,195,930,615)		7,559,655,361

Liabilities in Excess of Other Assets — (5.1)%		(368,690,935)

Net Assets — 100.0%		$7,190,964,426

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$348,242,967	$34,880,965	(a)	$—		$9,613	$106,952	$383,240,497	382,934,149	$1,729,447	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,932,534	—		(60,255,002	)(a)	—	—	60,677,532	60,677,532	2,114,151		—

						$9,613	$106,952	$443,918,029		$3,843,598		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	118	12/20/24	$13,270	$86,680

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities
Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$21,199,368	$333,236	(c)	$21,569,580	0.3%
	Monthly	HSBC Bank PLC(d)	02/09/28	28,820,386	2,227,259	(e)	31,160,996	0.4
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	6,859,263	511,126	(g)	7,392,268	0.1

					$3,071,621		$60,122,844

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(36,976) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(113,351) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(21,879) of net dividends, payable for referenced securities purchased and financing fees.
The	following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 18, 2026 to August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Axos Financial, Inc.	3,481	$218,885	1.0%
Berkshire Hills Bancorp, Inc.	26	700	0.0
City Holding Co.	379	44,491	0.2
WaFd, Inc.	109,973	3,832,559	17.8

		4,096,635

Capital Markets
Moelis & Co., Class A	68,581	4,698,484	21.8

Consumer Finance
Bread Financial Holdings, Inc.	1,343	63,900	0.3
Green Dot Corp., Class A	65,767	770,132	3.6

		834,032

	Shares	Value	% of Basket Value

Diversified Consumer Services
Perdoceo Education Corp.	827	$18,393	0.1%

Financial Services
Jackson Financial, Inc., Class A	117,319	10,703,012	49.6

Software
Envestnet, Inc.	19,467	1,219,024	5.6

Net Value of Reference Entity — Goldman Sachs Bank USA		$ 21,569,580

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Berkshire Hills Bancorp, Inc.	26	$700	0.0%
Northwest Bancshares, Inc.	15	201	0.0
Provident Financial Services, Inc.	88,559	1,643,655	5.3
S&T Bancorp, Inc.	25	1,049	0.0

		1,645,605

Commercial Services & Supplies
Pitney Bowes, Inc.	2,312	16,485	0.1

Consumer Finance
Bread Financial Holdings, Inc.	23,186	1,103,190	3.5
Green Dot Corp., Class A	250,399	2,932,172	9.4

		4,035,362

Containers & Packaging
Sealed Air Corp.	116,431	4,226,445	13.6

Financial Services
Jackson Financial, Inc., Class A	198,555	18,114,173	58.1

Office REITs
Hudson Pacific Properties, Inc.	64,025	306,039	1.0
JBG SMITH Properties	13,573	237,256	0.7

		543,295

	Shares	Value	% of Basket Value

Software
Envestnet, Inc.	41,195	$2,579,631	8.3%

Net Value of Reference Entity — HSBC Bank PLC		$ 31,160,996

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Consumer Finance
Green Dot Corp., Class A	247,154	$2,894,173	39.2%

Financial Services
Jackson Financial, Inc., Class A	49,305	4,498,095	60.8

Net Value of Reference Entity — JPMorgan Chase Bank NA		$ 7,392,268

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$3,071,621	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$86,680	$—	$—	$—	$86,680
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	3,071,621	—	—	—	3,071,621

	$—	$—	$3,158,301	$—	$—	$—	$3,158,301

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

26	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,852,508	$—	$—	$—	$2,852,508
Swaps	—	—	14,358,539	—	—	—	14,358,539

	$—	$—	$17,211,047	$—	$—	$—	$17,211,047

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(152,192)	$—	$—	$—	$(152,192)
Swaps	—	—	(1,635,588)	—	—	—	(1,635,588)

	$—	$—	$(1,787,780)	$—	$—	$—	$(1,787,780)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$15,050,015
Total return swaps
Average notional amount	$56,858,688

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

 Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$—	$3,990
Swaps — OTC(a)	3,071,621	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$3,071,621	$3,990

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(3,990)

Total derivative assets and liabilities subject to an MNA	$3,071,621	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$333,236	$—	$—	$(240,000)	$93,236
HSBC Bank PLC	2,227,259	—	—	(2,227,259)	—
JPMorgan Chase Bank N.A.	511,126	—	—	(440,000)	71,126

	$3,071,621	$—	$—	$(2,907,259)	$164,362

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® S&P Small-Cap 600 Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$7,115,737,332	$—	$—	$7,115,737,332
Short-Term Securities
Money Market Funds	443,918,029	—	—	443,918,029

	$7,559,655,361	$—	$—	$7,559,655,361

Derivative Financial Instruments(a)
Assets
Equity Contracts	$86,680	$3,071,621	$—	$3,158,301

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

September 30, 2024

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$13,742,033,241	$53,481,349,534	$34,998,966,126	$7,115,737,332
Investments, at value — affiliated(c)	114,296,276	594,159,237	429,156,043	443,918,029
Cash	28	29	162	500,784
Cash pledged:
Futures contracts	1,281,640	3,936,340	4,366,360	169,000
Receivables:
Investments sold	—	—	12,025,790	78,036,953
Securities lending income — affiliated	3,065	47,253	27,017	199,430
Swaps	—	—	—	131,786
Capital shares sold	—	11,026	—	—
Dividends — unaffiliated	5,073,115	11,490,027	30,395,016	10,572,245
Dividends — affiliated	115,489	275,864	329,496	328,216
Due from broker	—	—	—	1,087,526
Variation margin on futures contracts	90,850	332,100	248,412	—
Unrealized appreciation on OTC swaps	—	—	—	3,071,621

Total assets	13,862,893,704	54,091,601,410	35,475,514,422	7,653,752,922

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	—	—	3,760,000
Collateral on securities loaned	38,175,469	528,647,225	154,157,186	383,008,673
Payables:
Investments purchased	—	—	—	74,826,053
Swaps	—	—	—	143,295
Investment advisory fees	2,204,090	7,686,067	5,169,069	1,046,485
Variation margin on futures contracts	—	—	—	3,990

Total liabilities	40,379,559	536,333,292	159,326,255	462,788,496

Commitments and contingent liabilities

NET ASSETS	$13,822,514,145	$53,555,268,118	$35,316,188,167	$7,190,964,426

NET ASSETS CONSIST OF:
Paid-in capital	$10,145,230,458	$36,766,103,676	$32,206,149,163	$7,975,324,025
Accumulated earnings (loss)	3,677,283,687	16,789,164,442	3,110,039,004	(784,359,599)

NET ASSETS	$13,822,514,145	$53,555,268,118	$35,316,188,167	$7,190,964,426

NET ASSET VALUE
Shares outstanding	$49,950,000	$559,200,000	$179,050,000	$66,800,000

Net asset value	$276.73	$95.77	$197.24	$107.65

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$9,786,514,463	$34,951,461,527	$29,578,558,365	$6,752,341,384
(b) Securities loaned, at value	$37,751,151	$522,124,753	$151,218,978	$372,396,518
(c) Investments, at cost — affiliated	$98,178,049	$594,069,229	$377,093,757	$443,589,231

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	29

Statements of Operations (unaudited)

Six Months Ended September 30, 2024

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$82,352,381	$166,590,302	$375,303,716	$79,237,578
Dividends — affiliated	1,181,713	1,126,520	3,780,027	2,114,151
Interest — unaffiliated	1,491	21,176	6,419	34,933
Securities lending income — affiliated — net	8,168	213,268	140,822	1,729,447
Foreign taxes withheld	—	(118,057)	(32,566)	—

Total investment income	83,543,753	167,833,209	379,198,418	83,116,109

EXPENSES
Investment advisory	12,663,868	44,468,935	30,109,964	6,167,462
Interest expense	—	—	22	227

Total expenses	12,663,868	44,468,935	30,109,986	6,167,689

Net investment income	70,879,885	123,364,274	349,088,432	76,948,420

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,111,127)	91,799,473	(94,230,475)	(264,042,279)
Investments — affiliated	21,710	41,577	13,125	9,613
Futures contracts	1,908,636	5,882,919	1,861,979	2,852,508
In-kind redemptions — unaffiliated(a)	147,046,092	1,844,543,686	303,728,582	38,572,320
In-kind redemptions — affiliated(a)	443,267	—	1,472,754	—
Swaps	—	—	—	14,358,539

	$129,308,578	$1,942,267,655	$212,845,965	$(208,249,299)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,307,515,740	4,172,406,072	1,630,586,733	506,001,200
Investments — affiliated	6,276,981	41,764	25,730,852	106,952
Futures contracts	156,058	1,339,521	(697,952)	(152,192)
Swaps	—	—	—	(1,635,588)

	1,313,948,779	4,173,787,357	1,655,619,633	504,320,372

Net realized and unrealized gain	1,443,257,357	6,116,055,012	1,868,465,598	296,071,073

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,514,137,242	$6,239,419,286	$2,217,554,030	$373,019,493

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares S&P 100 ETF			iShares S&P 500 Growth ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,879,885		$129,347,242	$123,364,274		$330,164,354
Net realized gain	129,308,578		1,240,683,662	1,942,267,655		2,872,957,670
Net change in unrealized appreciation (depreciation)	1,313,948,779		1,770,781,391	4,173,787,357		6,951,610,079

Net increase in net assets resulting from operations	1,514,137,242		3,140,812,295	6,239,419,286		10,154,732,103

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(72,183,728	)(b)	(128,201,209)	(122,648,102	)(b)	(327,303,427)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	688,694,263		1,131,227,742	3,240,325,624		4,206,651,149

NET ASSETS
Total increase in net assets	2,130,647,777		4,143,838,828	9,357,096,808		14,034,079,825
Beginning of period	11,691,866,368		7,548,027,540	44,198,171,310		30,164,091,485

End of period	$13,822,514,145		$11,691,866,368	$53,555,268,118		$44,198,171,310

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	31

Statements of Changes in Net Assets (continued)

	iShares S&P 500 Value ETF			iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$349,088,432		$511,037,793	$76,948,420		$130,876,502
Net realized gain (loss)	212,845,965		2,483,850,832	(208,249,299)		53,059,409
Net change in unrealized appreciation (depreciation)	1,655,619,633		3,311,268,765	504,320,372		538,008,192

Net increase in net assets resulting from operations	2,217,554,030		6,306,157,390	373,019,493		721,944,103

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(355,511,503	)(b)	(493,782,581)	(69,267,132	)(b)	(107,152,234)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(283,105,484)		3,448,601,067	(337,591,841)		(373,336,015)

NET ASSETS
Total increase (decrease) in net assets	1,578,937,043		9,260,975,876	(33,839,480)		241,455,854
Beginning of period	33,737,251,124		24,476,275,248	7,224,803,906		6,983,348,052

End of period	$35,316,188,167		$33,737,251,124	$7,190,964,426		$7,224,803,906

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$247.45		$187.06	$208.24	$179.83	$118.50	$125.31

Net investment income(a)	1.45		2.82	2.66	2.41	2.37	2.48
Net realized and unrealized gain (loss)(b)	29.29		60.31	(21.16)	28.36	61.39	(6.58)

Net increase (decrease) from investment operations	30.74		63.13	(18.50)	30.77	63.76	(4.10)

Distributions from net investment income(c)	(1.46	)(d)	(2.74)	(2.68)	(2.36)	(2.43)	(2.71)

Net asset value, end of period	$276.73		$247.45	$187.06	$208.24	$179.83	$118.50

Total Return(e)
Based on net asset value	12.44	%(f)	33.98%	(8.80)%	17.14%	54.11%	(3.42)%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.12	%(h)	1.32%	1.48%	1.19%	1.52%	1.86%

Supplemental Data
Net assets, end of period (000)	$13,822,514		$11,691,866	$7,548,028	$8,777,448	$6,977,233	$4,852,686

Portfolio turnover rate(i)	2%		3%	3%	2%	8%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)

Net asset value, beginning of period	$84.53		$63.92	$76.34	$65.08	$41.25	$43.10

Net investment income(b)	0.22		0.68	0.60	0.41	0.47	0.60
Net realized and unrealized gain (loss)(c)	11.24		20.60	(12.44)	11.27	23.85	(1.68)

Net increase (decrease) from investment operations	11.46		21.28	(11.84)	11.68	24.32	(1.08)

Distributions from net investment income(d)	(0.22	)(e)	(0.67)	(0.58)	(0.42)	(0.49)	(0.77)

Net asset value, end of period	$95.77		$84.53	$63.92	$76.34	$65.08	$41.25

Total Return(f)
Based on net asset value	13.56	%(g)	33.49%	(15.48)%	17.94%	59.13%	(2.65)%

Ratios to Average Net Assets(h)
Total expenses	0.18	%(i)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.50	%(i)	0.95%	0.94%	0.55%	0.82%	1.30%

Supplemental Data
Net assets, end of period (000)	$53,555,268		$44,198,171	$30,164,091	$36,758,412	$31,174,756	$22,307,379

Portfolio turnover rate(j)	7%		31%	34%	14%	13%	27%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$186.86		$151.79	$155.61	$141.09	$96.29	$112.76

Net investment income(a)	1.95		3.16	3.00	2.89	2.83	2.86
Net realized and unrealized gain (loss)(b)	10.42		34.93	(3.78)	14.48	44.86	(16.41)

Net increase (decrease) from investment operations	12.37		38.09	(0.78)	17.37	47.69	(13.55)

Distributions from net investment income(c)	(1.99	)(d)	(3.02)	(3.04)	(2.85)	(2.89)	(2.92)

Net asset value, end of period	$197.24		$186.86	$151.79	$155.61	$141.09	$96.29

Total Return(e)
Based on net asset value	6.67	%(f)	25.36%	(0.35)%	12.39%	50.10%	(12.34)%

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	2.09	%(h)	1.93%	2.06%	1.92%	2.39%	2.40%

Supplemental Data
Net assets, end of period (000)	$35,316,188		$33,737,251	$24,476,275	$25,886,355	$21,424,451	$14,187,829

Portfolio turnover rate(i)	2%		32%	29%	18%	26%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	(a)	Year Ended 03/31/20 (a)

Net asset value, beginning of period	$102.77		$93.67	$102.39	$100.53	$50.14		$73.81

Net investment income(b)	1.14		1.82	1.62	1.07	1.12		1.10
Net realized and unrealized gain (loss)(c)	4.77		8.78	(8.96)	2.32	50.16		(23.45)

Net increase (decrease) from investment operations	5.91		10.60	(7.34)	3.39	51.28		(22.35)

Distributions from net investment income(d)	(1.03	)(e)	(1.50)	(1.38)	(1.53)	(0.89)		(1.32)

Net asset value, end of period	$107.65		$102.77	$93.67	$102.39	$100.53		$50.14

Total Return(f)
Based on net asset value	5.82	%(g)	11.46%	(7.08)%	3.38%	103.08	%(h)	(30.75)%

Ratios to Average Net Assets(i)
Total expenses	0.18	%(j)	0.18%	0.18%	0.18%	0.21%		0.25%

Net investment income	2.25	%(j)	1.93%	1.71%	1.04%	1.56%		1.48%

Supplemental Data
Net assets, end of period (000)	$7,190,964		$7,224,804	$6,983,348	$8,549,270	$8,806,141		$4,120,917

Portfolio turnover rate(k)	14%		66%	54%	42%	52%		53%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Small-Cap 600 Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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Notes to Financial Statements (unaudited) (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
S&P 100
SG Americas Securities LLC	$31,659,923	$(31,659,923)	$—	$—
Wells Fargo Bank N.A.	5,670,016	(5,670,016)	—	—
Wells Fargo Securities LLC	421,212	(421,212)	—	—

	$37,751,151	$(37,751,151)	$—	$—

S&P 500 Growth
Barclays Bank PLC	$9,180	$(9,180)	$—	$—
BofA Securities, Inc.	3,958,790	(3,958,790)	—	—
Citigroup Global Markets, Inc.	3,746,658	(3,746,658)	—	—
Goldman Sachs & Co. LLC	99,981,407	(99,981,407)	—	—
HSBC Bank PLC	68,651,149	(68,651,149)	—	—
Jefferies LLC	398,268	(398,268)	—	—
National Financial Services LLC	688,224	(688,224)	—	—
SG Americas Securities LLC	869,983	(869,983)	—	—
Toronto-Dominion Bank	1,126,510	(1,126,510)	—	—
UBS AG	131,474,720	(131,474,720)	—	—
Wells Fargo Bank N.A.	63,424,860	(63,424,860)	—	—
Wells Fargo Securities LLC	147,795,004	(147,795,004)	—	—

	$522,124,753	$(522,124,753)	$—	$—

S&P 500 Value
BNP Paribas SA	$742,972	$(742,972)	$—	$—
BofA Securities, Inc.	7,000,303	(7,000,303)	—	—
Citadel Clearing LLC	10,614,408	(10,614,408)	—	—
Citigroup Global Markets, Inc.	75,485,584	(75,485,584)	—	—
Goldman Sachs & Co. LLC	11,789,621	(11,789,621)	—	—
HSBC Bank PLC	2,722,024	(2,722,024)	—	—
J.P. Morgan Securities LLC	6,186	(6,186)	—	—
Jefferies LLC	251,992	(251,992)	—	—
Morgan Stanley	25,538,521	(25,538,521)	—	—
National Financial Services LLC	7,738	(7,738)	—	—
Natixis SA	394,132	(394,132)	—	—
Toronto-Dominion Bank	7,260,444	(7,260,444)	—	—
UBS AG	8,819,693	(8,819,693)	—	—
UBS Securities LLC	7,290	(7,290)	—	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
S&P 500 Value (continued)
Wells Fargo Bank N.A.	$201,045	$(201,045)	$—	$—
Wells Fargo Securities LLC	377,025	(377,025)	—	—

	$151,218,978	$(151,218,978)	$—	$—

S&P Small-Cap 600 Value
Barclays Bank PLC	$8,279,578	$(8,279,578)	$—	$—
Barclays Capital, Inc.	3,505,968	(3,505,968)	—	—
BNP Paribas SA	75,457,152	(75,457,152)	—	—
BofA Securities, Inc.	17,804,669	(17,804,669)	—	—
Citadel Clearing LLC	413,349	(413,349)	—	—
Citigroup Global Markets, Inc.	8,831,589	(8,831,589)	—	—
Goldman Sachs & Co. LLC	71,881,851	(71,881,851)	—	—
HSBC Bank PLC	59,180	(59,180)	—	—
J.P. Morgan Securities LLC	55,103,391	(55,103,391)	—	—
Jefferies LLC	216,294	(216,294)	—	—
Mizuho Securities USA LLC	5,314,768	(5,314,768)	—	—
Morgan Stanley	67,229,852	(67,229,852)	—	—
National Financial Services LLC	10,115,006	(10,115,006)	—	—
Natixis SA	11,538,092	(11,538,092)	—	—
Nomura Securities International, Inc.	684,600	(684,600)	—	—
Scotia Capital (USA), Inc.	27,806	(27,806)	—	—
SG Americas Securities LLC	34,915	(34,915)	—	—
State Street Bank & Trust Co.	583,220	(548,798)	—	34,422
Toronto-Dominion Bank	17,539,251	(17,539,251)	—	—
UBS AG	9,293,684	(9,293,684)	—	—
Virtu Americas LLC	201,663	(199,350)	—	2,313	(b)
Wells Fargo Bank N.A.	3,112,646	(3,112,646)	—	—
Wells Fargo Securities LLC	5,167,994	(5,167,994)	—	—

	$372,396,518	$(372,359,783)	$—	$36,735

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)

40	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares S&P Small-Cap 600 Value to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Value	0.18

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
S&P 100	$3,448
S&P 500 Growth	88,471
S&P 500 Value	59,127
S&P Small-Cap 600 Value	482,803

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
S&P 100	$39,652,606	$31,587,531	$(5,712,163)
S&P 500 Growth	1,107,321,911	1,394,652,096	31,530,601

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
S&P 500 Value	$165,356,964	$137,189,241	$(69,211,089)
S&P Small-Cap 600 Value	325,927,080	45,418,202	(14,434,389)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
S&P 100	$220,928,029	$220,960,251
S&P 500 Growth	3,283,403,814	3,313,136,890
S&P 500 Value	658,594,866	667,584,658
S&P Small-Cap 600 Value	1,023,152,218	971,361,374

For the six months ended September 30, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$976,489,149	$289,665,417
S&P 500 Growth	6,354,196,016	3,117,344,959
S&P 500 Value	948,485,839	1,231,243,116
S&P Small-Cap 600 Value	263,434,438	587,211,849

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
S&P 100	$(395,802,684)
S&P 500 Growth	(3,670,091,387)
S&P 500 Value	(2,538,458,762)
S&P Small-Cap 600 Value	(916,055,748)

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$9,914,393,787	$4,189,383,693	$(246,850,986)	$3,942,532,707
S&P 500 Growth	35,570,169,515	18,827,666,761	(320,800,130)	18,506,866,631
S&P 500 Value	30,003,588,539	6,373,626,371	(947,386,671)	5,426,239,700
S&P Small-Cap 600 Value	7,225,603,421	1,049,888,617	(712,678,376)	337,210,241

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
S&P 100
Shares sold	3,800,000	$978,884,167	19,700,000	$4,039,635,606
Shares redeemed	(1,100,000)	(290,189,904)	(12,800,000)	(2,908,407,864)

	2,700,000	$688,694,263	6,900,000	$1,131,227,742

S&P 500 Growth
Shares sold	71,100,000	$6,359,295,074	140,700,000	$10,873,698,665
Shares redeemed	(34,750,000)	(3,118,969,450)	(89,750,000)	(6,667,047,516)

	36,350,000	$3,240,325,624	50,950,000	$4,206,651,149

S&P 500 Value
Shares sold	5,150,000	$951,500,107	77,400,000	$13,285,072,289
Shares redeemed	(6,650,000)	(1,234,605,591)	(58,100,000)	(9,836,471,222)

	(1,500,000)	$(283,105,484)	19,300,000	$3,448,601,067

S&P Small-Cap 600 Value
Shares sold	2,700,000	$282,048,662	11,850,000	$1,155,662,611
Shares redeemed	(6,200,000)	(619,640,503)	(16,100,000)	(1,528,998,626)

	(3,500,000)	$(337,591,841)	(4,250,000)	$(373,336,015)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

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Board Review and Approval of Investment Advisory Contract

iShares S&P 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	47

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

50	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

iShares S&P Small-Cap 600 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	51

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares Preferred and Income Securities ETF | PFF | NASDAQ

2

Schedule of Investments (unaudited) September 30, 2024	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 98.4%

Automobiles — 1.3%
Ford Motor Co.
6.00%	3,051,241	$73,962,082
6.50%, NVS	2,201,121	56,150,596
6.20%	2,860,486	69,910,278

		200,022,956

Banks — 25.6%
Associated Banc-Corp.
6.63%	1,144,141	28,306,048
Series E, 5.88%, NVS(a)	393,290	9,100,731
Series F, 5.63%, NVS(a)(b)	390,493	8,438,554
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(a)	671,758	16,444,636
Banc of California, Inc., Series F, 7.75%, NVS(a)	1,883,199	45,196,776
Bank of America Corp.
Series 02, (3-mo. CME Term SOFR + 0.912%), 5.97%, NVS(a)(b)(c)	578,542	13,075,049
Series 4, (3-mo. CME Term SOFR + 1.012%), 6.07%, NVS(a)(b)(c)	398,455	9,718,317
Series 5, (3-mo. CME Term SOFR + 0.762%), 5.89%, NVS(a)(c)	822,526	20,020,283
Series E, (3-mo. CME Term SOFR + 0.612%), 5.73%, NVS(a)(b)(c)	599,907	14,607,735
Series GG, 6.00%(a)	2,693,357	67,791,796
Series HH, 5.88%, NVS(a)	1,682,533	42,450,308
Series K*, 6.45%	2,082,905	53,197,394
Series KK, 5.38%, NVS(a)	2,793,920	68,534,858
Series L, 7.25%, NVS(a)(d)	154,052	196,109,737
Series LL, 5.00%, NVS(a)	2,623,665	61,419,998
Series NN, 4.38%, NVS(a)	2,124,423	44,697,860
Series PP, 4.13%, NVS(a)	1,788,203	35,907,116
Series QQ, 4.25%, NVS(a)	2,576,332	52,685,989
Series SS, 4.75%, NVS(a)	1,335,394	30,460,337
Bank of Hawaii Corp.
8.00%(a)	632,343	16,883,558
Series A, 4.38%, NVS(a)	701,133	12,935,904
Bank OZK, Series A, 4.63%, NVS(a)	1,336,860	24,745,279
Cadence Bank, Series A, 5.50%, NVS(a)(b)	664,033	15,106,751
Citizens Financial Group, Inc.
7.38%, NVS(a)	1,539,488	41,596,966
Series E, 5.00%, NVS(a)	1,732,023	39,386,203
ConnectOne Bancorp, Inc., Series A, 5.25%, NVS(a)	455,053	9,533,360
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(a)(b)	582,418	12,638,471
Dime Community Bancshares, Inc., 5.50%, NVS(a)	510,175	10,417,773
Fifth Third Bancorp
Series A, 6.00%, NVS(a)	772,589	19,670,116
Series I, (3-mo. CME Term SOFR + 3.972%), 9.30%, NVS(a)(c)	1,718,794	43,640,180
Series K, 4.95%, NVS(a)	954,920	22,096,849
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(a)	1,317,773	31,204,865
Series C, 5.63%, NVS(a)	780,989	19,165,470
First Horizon Corp.
Series E, 6.50%, NVS(a)	585,741	14,912,966
Series F, 4.70%(a)	576,082	11,521,640
Fulton Financial Corp., Series A, 5.13%, NVS(a)	741,302	14,373,846
Hancock Whitney Corp., 6.25%	674,973	17,630,295

Security	Shares	Value

Banks (continued)
Heartland Financial U.S.A., Inc., Series E, 7.00%, NVS(a)	457,588	$11,435,124
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(a)	683,507	16,205,951
Series H, 4.50%, NVS(a)	1,924,494	39,336,657
Series J, 6.88%, NVS(a)	1,248,946	32,210,317
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(a)	5,123,055	129,510,830
Series EE, 6.00%, NVS(a)	5,731,653	145,927,885
Series GG, 4.75%, NVS(a)	2,648,902	62,699,510
Series JJ, 4.55%, NVS(a)	4,619,058	104,252,139
Series LL, 4.63%, NVS(a)	5,721,482	131,021,938
Series MM, 4.20%, NVS(a)	6,185,368	130,820,533
KeyCorp
6.20%, NVS(a)	2,201,163	53,928,493
Series E, 6.13%, NVS(a)	1,909,832	47,153,752
Series F, 5.65%, NVS(a)	1,623,343	36,606,385
Series G, 5.63%, NVS(a)	1,718,797	39,962,030
M&T Bank Corp.
Series H, 5.63%, NVS(a)	950,484	23,714,576
Series J, 7.50%, NVS(a)	2,864,656	80,239,015
Midland States Bancorp, Inc., 7.75%, NVS(a)	438,294	10,988,031
New York Community Bancorp, Inc., Series A., 6.38%, NVS(a)	1,951,251	42,147,022
New York Community Capital Trust V, 6.00%, NVS(d)	276,906	10,721,800
Old National Bancorp
Series A, 7.00%, NVS(a)	421,665	10,697,641
Series C, 7.00%, NVS(a)(b)	473,726	11,956,844
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(a)	874,469	21,328,299
Popular Capital Trust II, 6.13%(b)	390,595	9,983,608
Regions Financial Corp.
6.95%(a)	1,909,199	50,192,842
Series C, 5.70%, NVS(a)	1,834,313	44,775,580
Series E, 4.45%, NVS(a)	1,527,901	29,167,630
Synovus Financial Corp.
Series D, (3-mo. CME Term SOFR + 3.614%), 8.21%, NVS(a)(c)	763,888	19,150,672
Series E, 8.40%, NVS(a)	1,336,863	35,199,603
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(a)(b)	1,154,762	24,411,669
Truist Financial Corp.
Series I, (3-mo. CME Term SOFR + 0.792%), 5.38%, NVS(a)(b)(c)	667,267	15,687,447
Series O, 5.25%, NVS(a)	2,178,593	51,937,657
Series R, 4.75%, NVS(a)	3,504,627	75,805,082
U.S. Bancorp
Series A, (3-mo. CME Term SOFR + 1.282%), 6.58%, NVS(a)(c)	54,431	46,195,045
Series B*, (3-mo. CME Term SOFR + 0.862%), 6.16%, NVS(a)(c)	3,813,998	82,039,097
Series K, 5.50%, NVS(a)	2,196,318	54,095,312
Series L, 3.75%, NVS(a)	1,924,485	35,025,627
Series M, 4.00%, NVS(a)(b)	2,841,655	56,122,686
Series O, 4.50%, NVS(a)	1,546,731	34,120,886
Valley National Bancorp
Series A, 6.25%, NVS(a)(b)	460,213	11,307,433
Series B, (3-mo. LIBOR US + 3.578%), 8.43%, NVS(a)(b)(c)	392,687	9,785,760
Series C, 8.25%(a)	572,785	14,806,492
WaFd, Inc., Series A, 4.88%, NVS(a)	1,154,994	22,522,383

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Webster Financial Corp.
Series F, 5.25%, NVS(a)	580,388	$12,640,851
Series G, 6.50%(a)	521,881	12,707,802
Wells Fargo & Co.
Series AA, 4.70%, NVS(a)	3,190,381	69,007,941
Series CC, 4.38%, NVS(a)	2,848,123	59,127,033
Series DD, 4.25%, NVS(a)	3,405,403	69,027,519
Series L, 7.50%, NVS(a)(d)	275,668	353,461,510
Series Y, 5.63%, NVS(a)	1,857,214	46,374,634
Series Z, 4.75%, NVS(a)	5,545,655	120,285,257
WesBanco, Inc., Series A, 6.75%, NVS(a)	582,418	14,566,274
Western Alliance Bancorp, Series A, 4.25%, NVS(a)	1,051,998	21,229,320
Wintrust Financial Corp.
Series D, 6.50%, NVS(a)(b)	482,302	12,236,002
Series E, 6.88%, NVS(a)	1,098,056	27,901,603
Zions Bancorp N.A., Series G, (3-mo. LIBOR US + 4.240%), 9.45%, NVS(a)(b)(c)	535,398	14,348,666

		3,943,735,709

Broadline Retail — 0.7%
Dillard’s Capital Trust I, 7.50%	762,762	19,725,025
Qurate Retail, Inc., 8.00%	1,204,556	52,398,186
QVC, Inc.
6.25%	1,925,490	25,108,390
6.38%	865,944	11,465,098

		108,696,699

Capital Markets — 10.6%
Affiliated Managers Group, Inc.
4.20%	763,888	13,627,762
4.75%	1,050,374	20,996,976
5.88%	1,154,467	28,850,130
6.75%	1,650,765	42,837,352
B Riley Financial, Inc.
6.50%	705,071	8,679,424
6.00%	1,043,623	9,893,546
5.50%(b)	847,927	14,499,552
5.25%(b)	1,548,739	13,179,769
5.00%(b)	1,265,169	14,549,444
6.38%	572,254	12,131,785
Brookfield Finance I UK PLC, 4.50%(a)	878,557	15,550,459
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,467,632	28,706,882
Brookfield Oaktree Holdings LLC
Series A, 6.63%, NVS(a)	703,004	17,490,740
Series B, 6.55%, NVS(a)	897,644	21,292,116
Carlyle Finance LLC, 4.63%, NVS	1,834,331	35,842,828
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(a)(b)	2,864,644	72,045,797
Series J, 4.45%, NVS(a)(b)	2,273,253	50,761,740
Crescent Capital BDC, Inc., 5.00%(b)	439,718	10,707,133
Gladstone Investment Corp.
5.00%, NVS	499,854	12,321,401
4.88%(b)	526,421	12,544,612
Goldman Sachs Group, Inc. (The)
Series A, (3-mo. CME Term SOFR + 1.012%), 6.11%, NVS(a)(b)(c)	2,864,572	66,515,362
Series C, (3-mo. CME Term SOFR + 1.012%), 6.11%, NVS(a)(b)(c)	763,880	18,027,568
Series D, (3-mo. CME Term SOFR + 0.932%), 6.03%, NVS(a)(c)	5,114,818	115,850,628
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,837,404	37,464,668

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley
Series A, (3-mo. CME Term SOFR + 0.962%), 6.26%(a)(b)(c)	3,687,568	$84,187,177
Series E, 7.13%, NVS(a)(c)	2,884,443	72,976,408
Series F, 6.88%, NVS(a)(c)	2,841,612	72,063,280
Series I, 6.38%, NVS(a)(c)	3,353,276	84,871,416
Series K, 5.85%, NVS(a)(c)	3,352,666	83,514,910
Series L, 4.88%, NVS(a)	1,640,433	39,189,944
Series O, 4.25%, NVS(a)	4,359,802	90,247,901
Series P, 6.50%, NVS(a)	3,355,142	89,213,226
Series Q, 6.63%, NVS(a)	3,355,712	90,067,310
New Mountain Finance Corp., 8.25%(b)	457,593	11,773,868
Northern Trust Corp., Series E, 4.70%, NVS(a)	1,539,473	35,330,905
Prospect Capital Corp., Series A, 5.35%(a)	501,435	9,527,265
Saratoga Investment Corp., Series 2027, 6.00%	414,160	10,134,495
State Street Corp., Series G, 5.35%, NVS(a)(c)	1,909,832	47,115,555
Stifel Financial Corp.
5.20%	799,888	18,805,367
Series B, 6.25%, NVS(a)	624,736	15,624,647
Series C, 6.13%, NVS(a)	859,470	22,397,788
Series D, 4.50%, NVS(a)	1,145,956	24,214,050
Trinity Capital, Inc.
7.00%	600,009	15,060,226
7.88%, NVS	443,525	11,234,488
7.88%	437,078	11,084,298

		1,633,002,198

Chemicals — 1.4%
Albemarle Corp., 7.25%, NVS(d)	4,357,097	196,069,365
EIDP, Inc., Series B, 4.50%, NVS(a)	160,926	13,212,025

		209,281,390

Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc., 6.70%	1,621,046	32,291,236

Consumer Finance — 3.1%
Atlanticus Holdings Corp.
6.13%	570,498	13,543,622
9.25%, NVS	447,011	11,255,737
Capital One Financial Corp.
Series I, 5.00%, NVS(a)	5,590,884	119,924,462
Series J, 4.80%, NVS(a)	4,659,058	94,252,743
Series K, 4.63%, NVS(a)	481,112	9,867,607
Series L, 4.38%, NVS(a)	2,476,343	48,932,538
Series N, 4.25%, NVS(a)(b)	1,635,661	31,780,893
Navient Corp., 6.00%	1,145,962	23,308,867
SLM Corp., Series B, (3-mo. CME Term SOFR + 1.962%), 6.91%(a)(b)(c)	237,841	17,678,722
Synchrony Financial
Series A, 5.63%, NVS(a)	2,859,405	61,048,297
Series B, 8.25%, NVS(a)	1,834,307	46,994,945

		478,588,433

Diversified REITs — 0.5%
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(a)	626,227	15,993,838
CTO Realty Growth, Inc., Series A, 6.38%, NVS(a)	428,832	10,090,417
Global Net Lease, Inc.
Series A, 7.25%, NVS(a)(b)	620,334	14,236,665
Series B, 6.88%(a)	442,541	10,399,713
Series D, 7.50%, NVS(a)	729,398	17,614,962
LXP Industrial Trust, Series C, 6.50%, NVS(a)(b)(d)	178,798	9,476,294

		77,811,889

4	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 3.5%
AT&T Inc.
5.35%	4,929,414	$121,115,702
5.63%	3,146,552	78,695,265
Series A, 5.00%, NVS(a)	4,485,339	100,157,620
Series C, 4.75%, NVS(a)	6,540,895	137,424,204
Qwest Corp.
6.75%	2,448,092	39,438,762
6.50%, NVS	3,586,166	57,414,518

		534,246,071

Electric Utilities — 8.1%
BIP Bermuda Holdings I Ltd., 5.13%(a)	1,145,956	22,472,197
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(a)	1,340,044	23,316,766
4.88%(a)	991,665	18,236,719
7.25%(a)	536,630	13,694,798
Brookfield Infrastructure Finance ULC
5.00%	954,914	18,382,095
7.25%	602,607	15,523,156
Duke Energy Corp.
5.63%	1,909,829	47,459,251
Series A, 5.75%, NVS(a)	3,788,783	94,757,463
Entergy Arkansas LLC, 4.88%(b)	1,566,072	35,878,710
Entergy Louisiana LLC, 4.88%(b)	1,029,765	23,488,940
Entergy Mississippi LLC, 4.90%(b)	985,065	22,429,930
Georgia Power Co., Series 2017, 5.00%	1,031,284	25,111,765
NextEra Energy Capital Holdings, Inc., Series N, 5.65%	2,562,463	63,574,707
NextEra Energy, Inc.
6.93%(b)(d)	3,788,783	175,647,980
7.30%(d)	3,788,783	210,088,017
Pacific Gas & Electric Co., Series A, 6.00%(a)	402,089	9,895,410
SCE Trust II, 5.10%, NVS(a)	839,009	17,912,842
SCE Trust III, Series H, (3-mo. CME Term SOFR + 3.252%), 7.84%, NVS(a)(b)(c)	1,041,967	26,028,336
SCE Trust IV, Series J, 5.38%, NVS(a)	1,240,263	30,101,183
SCE Trust V, Series K, 5.45%, NVS(a)(b)	1,154,747	28,429,871
SCE Trust VI, 5.00%, NVS(a)	1,814,384	37,049,721
SCE Trust VII, Series M, 7.50%(a)(b)	2,097,730	56,156,232
SCE Trust VIII, Series N, 6.95%, NVS(a)(b)	1,334,893	35,641,643
Southern Co. (The)
5.25%	1,650,765	41,252,617
Series 2020, 4.95%	3,727,323	88,486,648
Series C, 4.20%	2,860,486	63,188,136

		1,244,205,133

Electrical Equipment — 0.3%
Babcock & Wilcox Enterprises, Inc.
6.50%	592,273	12,556,188
8.13%	736,220	17,190,737
Series A, 7.75%, NVS(a)	749,800	11,209,510

		40,956,435

Financial Services — 5.6%
Apollo Global Management, Inc.
6.75%(d)	2,723,174	185,148,600
7.63%	2,291,768	62,404,843
Citigroup Capital XIII(3-mo. CME Term SOFR + 6.632%), 11.89%, NVS(c)	8,509,700	254,184,739
Compass Diversified Holdings
Series A, 7.25%, NVS(a)	392,259	9,480,900
Series B, 7.88%, NVS(a)	401,913	9,830,792
Series C, 7.88%, NVS(a)	472,844	11,584,678

Security	Shares	Value

Financial Services (continued)
Equitable Holdings, Inc.
Series A, 5.25%, NVS(a)	3,022,002	$70,019,786
Series C, 4.30%(a)	1,142,000	23,045,560
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(a)	381,384	9,404,929
Series F, 5.25%, NVS(a)	458,431	10,580,587
Series G, 4.88%, NVS(a)	476,693	10,534,915
Jackson Financial, Inc., 8.00%(a)	2,100,864	56,135,086
Merchants Bancorp
8.25%, NVS(a)	507,407	12,984,545
Series B, 6.00%, NVS(a)	482,152	12,126,123
Series C, 6.00%, NVS(a)	748,289	17,921,522
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	954,923	23,739,386
NewtekOne, Inc., 5.50%(b)	435,719	10,723,045
TPG Operating Group II LP, 6.95%, NVS	1,515,532	39,858,492
Voya Financial, Inc., Series B, 5.35%, NVS(a)	1,100,376	27,729,475

		857,438,003

Food Products — 1.5%
CHS, Inc.
8.00%, NVS(a)	1,180,714	35,763,827
Series 1, 7.88%, NVS(a)(b)	2,033,154	54,427,533
Series 2, 7.10%, NVS(a)(c)	1,591,311	41,087,650
Series 3, 6.75%, NVS(a)(c)	1,866,030	48,535,440
Series 4, 7.50%(a)	1,960,690	50,801,478

		230,615,928

Gas Utilities — 0.2%
Entergy New Orleans LLC, 5.50%	432,424	10,667,900
Spire, Inc., Series A, 5.90%, NVS(a)	962,306	23,797,827

		34,465,727

Health Care Providers & Services — 0.3%
BrightSpring Health Services, Inc., 6.75%, NVS(d)	757,721	42,235,369

Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	953,520	16,781,952
5.63%	1,336,863	22,338,981

		39,120,933

Health Care Technology — 0.0%
CareCloud, Inc., Series A, 11.00%, NVS(a)	435,563	5,209,333

Hotel & Resort REITs — 1.0%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(b)(d)	292,301	4,235,441
Chatham Lodging Trust, Series A, 6.63%, NVS(a)	428,847	9,927,808
DiamondRock Hospitality Co., 8.25%, NVS(a)(b)	429,349	10,948,400
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(a)	414,086	9,072,624
Series F, 6.30%, NVS(a)	536,411	11,919,052
Series G, 6.38%, NVS(a)	856,168	18,904,189
Series H, 5.70%, NVS(a)	775,280	15,350,544
RLJ Lodging Trust, Series A, 1.95%(a)(d)	1,206,170	31,456,914
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(a)	602,308	12,630,399
Series F, 5.88%, NVS(a)	376,975	7,908,936
Sunstone Hotel Investors, Inc.
Series H, 6.13%(a)	410,474	9,198,722
Series I, 5.70%, NVS(a)	376,966	8,251,786

		149,804,815

Hotels, Restaurants & Leisure — 0.0%
FAT Brands, Inc., Series B, 8.25%, NVS(b)	753,159	7,403,553

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(a)	767,825	$15,855,586
Tennessee Valley Authority
Series A, (30-yr. CMT + 0.840%), 2.22%(b)(c)	801,802	18,168,833
Series D, (30-yr. CMT + 0.940%), 2.13%(c)	987,027	22,622,659

		56,647,078

Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%, NVS	597,767	14,525,738

Insurance — 13.3%
AEGON Funding Co. LLC, 5.10%, NVS	3,504,633	77,978,084
Allstate Corp. (The)
(3-mo. CME Term SOFR + 3.427%), 8.73%, NVS(c)	1,909,829	49,770,144
Series H, 5.10%, NVS(a)	4,286,221	105,398,174
Series I, 4.75%, NVS(a)	1,145,956	27,204,995
Series J, 7.38%(a)	2,236,233	61,943,654
American Financial Group, Inc.
5.88%	477,396	11,868,065
4.50%	763,882	15,224,168
5.63%	572,981	14,599,556
5.13%	762,759	17,123,939
American National Group, Inc.
Series A, 5.95%, NVS(a)	1,467,644	36,294,836
Series B, 6.63%, NVS(a)	1,100,382	27,674,607
Arch Capital Group Ltd.
Series F, 5.45%, NVS(a)	1,260,496	29,394,767
Series G, 4.55%(a)	1,881,152	38,450,747
Argo Group International Holdings, Inc., 7.00%, NVS(a)	572,981	14,244,308
Argo Group U.S., Inc., 6.50%(b)	548,221	12,433,652
Aspen Insurance Holdings Ltd.
5.63%, NVS(a)	1,038,396	22,024,379
5.63%, NVS(a)	866,090	18,023,333
(3-mo. LIBOR US + 4.060%), 9.65%, NVS(a)(b)(c)	1,041,967	27,309,955
Assurant, Inc., 5.25%	953,514	21,425,460
Athene Holding Ltd.
7.25%, NVS	2,149,669	55,160,506
Series A, 6.35%, NVS(a)	3,214,822	79,856,178
Series B, 5.63%, NVS(a)	1,307,156	29,411,010
Series C, 6.38%, NVS(a)	2,236,233	55,771,651
Series D, 4.88%(a)	2,193,044	42,545,054
Series E, 7.75%, NVS(a)	1,894,437	50,297,302
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(a)	2,083,844	47,532,482
Brighthouse Financial, Inc.
6.25%	1,375,579	34,870,928
Series A, 6.60%, NVS(a)	1,559,537	39,456,286
Series B, 6.75%, NVS(a)	1,476,712	36,991,636
Series C, 5.38%(a)	2,193,044	45,746,898
Series D, 4.63%, NVS(a)	1,336,863	24,651,754
CNO Financial Group, Inc., 5.13%	576,623	12,420,459
Enstar Group Ltd.
Series D, 7.00%, NVS(a)	1,490,804	29,100,494
Series E, 7.00%, NVS(a)	423,433	8,722,720
F&G Annuities & Life, Inc., 7.95%, NVS	1,307,156	35,541,572
Globe Life, Inc., 4.25%, NVS	1,192,438	21,714,296
Hartford Financial Services Group, Inc. (The), Series G, 6.00%, NVS(a)	1,315,820	32,948,133
Kemper Corp., 5.88%	572,981	13,367,647
Lincoln National Corp., Series D, 9.00%(a)	1,863,645	52,685,244

Security	Shares	Value

Insurance (continued)
Maiden Holdings Ltd., 6.63%	420,132	$6,894,366
Maiden Holdings North America Ltd., 7.75%	581,712	10,127,606
MetLife, Inc.
Series A, (3-mo. CME Term SOFR + 1.262%), 6.21%, NVS(a)(b)(c)	2,273,253	55,240,048
Series E, 5.63%, NVS(a)	3,050,030	75,457,742
Series F, 4.75%, NVS(a)	3,727,227	84,570,781
Prudential Financial, Inc.
5.95%	1,145,950	29,966,592
5.63%	2,105,696	52,537,115
4.13%, NVS	1,909,832	40,316,553
Reinsurance Group of America, Inc.
7.13%	2,652,183	70,309,371
5.75%, NVS	1,527,892	38,411,205
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(a)	953,514	23,618,542
Series G, 4.20%, NVS(a)	1,834,343	34,008,719
Selective Insurance Group, Inc., Series B, 4.60%(a)	763,888	15,094,427
SiriusPoint Ltd., Series B, 8.00%, NVS(a)	763,891	19,234,775
Unum Group, 6.25%	1,144,135	28,889,409
W R Berkley Corp.
5.70%	678,565	17,004,839
5.10%	1,145,956	26,929,966
4.13%	1,146,078	23,620,668
4.25%	954,920	19,843,238

		2,049,255,035

IT Services — 0.0%
Exela Technologies, Inc., Series B, 6.00%(a)(d)	293,261	422,296

Leisure Products — 0.3%
Brunswick Corp.
6.50%	712,076	17,737,813
6.63%	481,109	12,051,781
6.38%	885,176	22,244,473

		52,034,067

Machinery — 0.6%
Chart Industries, Inc., Series B, 6.75%, NVS(d)	762,486	38,314,922
RBC Bearings, Inc., Series A, 5.00%, NVS(d)	435,630	57,781,963

		96,096,885

Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(a)	419,377	11,293,823

Media — 0.1%
Liberty Broadband Corp., Series A, 7.00%(a)	678,589	16,204,705

Mortgage Real Estate Investment Trusts (REITs) — 6.4%
ACRES Commercial Realty Corp.
Series C, (3-mo. CME Term SOFR + 5.927%), 11.18%(a)(c)	452,001	11,390,425
Series D, 7.88%, NVS(a)(b)	433,844	10,143,273
AGNC Investment Corp.
Series C, (3-mo. CME Term SOFR + 5.373%), 10.67%, NVS(a)(c)	1,220,747	31,544,103
Series D, (3-mo. CME Term SOFR + 4.594%), 9.90%, NVS(a)(c)	876,112	22,262,006
Series E, 6.50%, NVS(a)	1,511,899	38,220,807
Series F, 6.13%, NVS(a)	2,149,067	52,695,123
Series G, 7.75%, NVS(a)	564,958	14,078,753
Annaly Capital Management, Inc.
Series F, (3-mo. CME Term SOFR + 5.255%), 10.59%, NVS(a)(c)	2,696,818	68,337,368

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Annaly Capital Management, Inc.
Series G, (3-mo. CME Term SOFR + 4.434%), 9.03%, NVS(a)(c)	1,581,384	$39,787,621
Series I, (3-mo. CME Term SOFR + 4.989%), 10.58%, NVS(a)(c)	1,647,409	41,794,766
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(a)	866,292	16,936,009
Series E, 6.25%, NVS(a)	541,423	10,693,104
Series F, 6.25%, NVS(a)	1,067,969	20,782,677
ARMOUR Residential REIT, Inc., Series C, 7.00%(a)	621,193	14,113,505
Chimera Investment Corp.
Series A, 8.00%, NVS(a)	546,103	13,374,062
Series B, (3-mo. CME Term SOFR + 6.053%), 11.38%, NVS(a)(c)	1,214,756	30,138,096
Series C, 7.75%, NVS(a)(b)	969,051	21,949,005
Series D, (3-mo. CME Term SOFR + 5.600%), 10.93%, NVS(a)(c)	753,253	18,288,983
Dynex Capital, Inc., Series C, 6.90%, NVS(a)	443,822	11,281,955
Ellington Financial, Inc.
6.75%, NVS(a)	433,510	10,764,053
Series B, 6.25%, NVS(a)	454,295	10,049,005
Series C, 8.63%(a)(b)	376,966	9,461,847
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(a)	961,052	21,671,723
Granite Point Mortgage Trust, Inc., Series A, 7.00%, NVS(a)(b)	774,833	13,792,027
Invesco Mortgage Capital, Inc.
Series B, 7.75%, NVS(a)(b)	405,704	9,988,433
Series C, 7.50%, NVS(a)	686,399	16,507,896
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(a)	1,222,578	25,955,331
MFA Financial, Inc.
8.88%, NVS	432,275	11,027,335
Series B, 7.50%, NVS(a)	753,942	17,340,666
Series C, 6.50%, NVS(a)	1,026,533	24,328,832
New York Mortgage Trust, Inc.
Series D, 8.00%, NVS(a)(b)	544,547	12,687,945
Series E, 7.88%, NVS(a)	691,078	16,917,589
Series F, 6.88%, NVS(a)	540,454	11,798,111
PennyMac Mortgage Investment Trust
Series A, 8.13%, NVS(a)(b)(c)	433,510	10,729,373
Series B, 8.00%, NVS(a)(b)(c)	735,093	18,215,605
Series C, 6.75%, NVS(a)	942,436	20,007,916
Ready Capital Corp.
6.20%	393,777	9,568,781
5.75%	777,167	18,924,016
Series E, 6.50%, NVS(a)(b)	433,510	8,301,717
Rithm Capital Corp.
Series A, (3-mo. LIBOR US + 5.802%), 11.18%, NVS(a)(c)	596,102	15,129,069
Series B, (3-mo. LIBOR US + 5.640%), 11.02%(a)(c)	1,075,267	27,462,319
Series C, 6.38%, NVS(a)	1,502,021	36,018,464
Series D, 7.00%, NVS(a)	1,788,420	43,315,532
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(a)(b)	758,006	14,477,915
Two Harbors Investment Corp.
Series A, 8.13%, NVS(a)	475,947	11,832,042
Series B, 7.63%, NVS(a)	970,140	24,156,486
Series C, 7.25%, NVS(a)	914,778	22,549,278

		980,790,947

Security	Shares	Value

Multi-Utilities — 2.2%
Algonquin Power & Utilities Corp., Series 19-A, (3-mo. LIBOR US + 4.010%), 9.60%, NVS(c)	1,308,591	$34,010,280
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(a)	761,211	15,071,978
Series 14, 5.00%, NVS(a)	762,759	15,468,753
CMS Energy Corp.
5.88%	2,311,625	57,282,067
5.88%, NVS	1,069,464	26,437,150
5.63%	769,750	19,212,960
Series C, 4.20%, NVS(a)(b)	878,563	17,386,762
DTE Energy Co.
4.38%(b)	1,077,644	22,835,276
Series E, 5.25%	1,515,532	37,297,243
Series G, 4.38%	885,185	18,916,403
Sempra, 5.75%	2,831,840	70,088,040

		334,006,912

Office REITs — 1.0%
City Office REIT, Inc., Series A, 6.63%, NVS(a)	427,767	8,213,127
Equity Commonwealth, Series D, 6.50%, NVS(a)(d)	443,911	11,208,797
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(a)	1,585,049	21,746,872
Office Properties Income Trust, 6.38%	610,686	8,977,084
SL Green Realty Corp., Series I, 6.50%, NVS(a)	768,609	18,846,293
Vornado Realty Trust
Series L, 5.40%, NVS(a)	1,130,927	21,284,046
Series M, 5.25%, NVS(a)	1,204,394	21,594,785
Series N, 5.25%, NVS(a)	1,130,924	20,277,467
Series O, 4.45%, NVS(a)(b)	1,130,924	18,479,298

		150,627,769

Oil, Gas & Consumable Fuels — 0.5%
El Paso Energy Capital Trust I, 4.75%(d)	424,496	20,481,932
NGL Energy Partners LP, Series B, (3-mo. CME Term SOFR + 7.475%), 12.78%, NVS(a)(c)	1,201,828	28,266,994
Seapeak LLC
9.00%, NVS(a)	477,399	12,063,873
Series B, 8.50%, NVS(a)	649,344	16,389,443

		77,202,242

Real Estate Management & Development — 1.1%
Brookfield Property Partners LP
Series A, 5.75%, NVS(a)	1,112,141	16,459,687
Series A-1, 6.50%, NVS(a)	711,354	12,306,424
Series A2, 6.38%, NVS(a)	900,653	14,680,644
Brookfield Property Preferred LP, 6.25%	2,563,130	43,957,680
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(a)	777,314	19,938,104
Series I, 7.15%, NVS(a)(b)	1,202,926	30,879,110
Series J, 7.13%, NVS(a)(b)	1,083,110	27,792,603

		166,014,252

Residential REITs — 0.3%
American Homes 4 Rent
Series G, 5.88%, NVS(a)	411,378	10,395,522
Series H, 6.25%, NVS(a)(b)	445,678	11,164,234
UMH Properties, Inc., Series D, 6.38%, NVS(a)(b)	1,134,562	27,331,599

		48,891,355

Retail REITs — 0.8%
Agree Realty Corp., Series A, 4.25%, NVS(a)	668,410	14,110,135
Cedar Realty Trust, Inc., Series C, 6.50%, NVS(a)(b)	471,197	6,549,638

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Federal Realty Investment Trust, Series C, 5.00%, NVS(a)(b)	544,919	$12,620,324
Kimco Realty Corp.
Series L, 5.13%, NVS(a)	825,407	19,826,276
Series M, 5.25%, NVS(a)	976,365	24,243,143
Regency Centers Corp.
Series A, 6.25%, NVS(a)	446,743	11,450,023
Series B, 5.88%, NVS(a)	458,090	11,154,492
Saul Centers, Inc., Series E, 6.00%, NVS(a)(b)	391,299	9,230,743
SITE Centers Corp., Series A, 6.38%, NVS(a)	642,311	15,569,619

		124,754,393

Software — 0.1%
Synchronoss Technologies, Inc., 8.38%	569,868	13,944,670

Specialized REITs — 3.2%
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(a)	736,991	17,879,402
Series K, 5.85%, NVS(a)(b)	781,236	19,468,401
Series L, 5.20%, NVS(a)	1,289,430	30,636,857
EPR Properties
Series C, 5.75%, NVS(a)(d)	508,457	11,394,521
Series E, 9.00%, NVS(a)(b)(d)	334,877	10,257,283
Series G, 5.75%, NVS(a)	565,457	12,999,856
Gladstone Land Corp., Series B, 6.00%(a)	551,865	12,565,966
National Storage Affiliates Trust, Series A, 6.00%, NVS(a)	857,453	21,427,750
Public Storage
Series F, 5.15%, NVS(a)(b)	1,069,464	26,704,516
Series G, 5.05%, NVS(a)	1,154,747	28,637,726
Series H, 5.60%(a)	1,088,554	27,104,995
Series I, 4.88%, NVS(a)	1,216,711	28,300,698
Series J, 4.70%, NVS(a)	988,376	22,208,809
Series K, 4.75%, NVS(a)	878,563	20,066,379
Series L, 4.63%, NVS(a)	2,140,658	46,923,223
Series M, 4.13%, NVS(a)(b)	878,563	17,808,472
Series N, 3.88%, NVS(a)	1,078,971	20,079,650
Series O, 3.90%, NVS(a)	649,350	12,142,845
Series P, 4.00%, NVS(a)	2,287,456	43,896,281
Series Q, 3.95%, NVS(a)	549,038	10,409,760
Series R, 4.00%, NVS(a)(b)	1,674,349	32,700,036
Series S, 4.10%, NVS(a)	954,926	19,022,126

		492,635,552

Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co., 7.63%	2,841,655	171,948,544

Textiles, Apparel & Luxury Goods — 0.0%
Fossil Group, Inc., 7.00%	586,515	7,988,334

Trading Companies & Distributors — 1.1%
Air Lease Corp., Series A, (3-mo. CME Term SOFR + 3.912%), 8.86%, NVS(a)(c)	954,923	23,987,666
FTAI Aviation Ltd.
Series A, NVS, (3-mo. LIBOR US + 6.886%), 12.09%(a)(b)(c)	399,113	10,181,372

Security	Shares	Value

Trading Companies & Distributors (continued)
FTAI Aviation Ltd.
Series B, NVS, 8.00%(a)	471,709	$12,122,921
Series C, 8.25%, NVS(a)	404,198	10,367,679
Triton International Ltd.
8.00%, NVS(a)	549,035	13,863,134
7.38%, NVS(a)	673,665	16,861,835
6.88%, NVS(a)(b)	572,985	14,450,682
Series E, 5.75%, NVS(a)	668,440	15,407,542
WESCO International, Inc., Series A, 10.63%, NVS(a)	2,040,176	52,738,549

		169,981,380

Transportation Infrastructure — 0.2%
Atlas Corp.
Series D, 7.95%(a)	490,121	12,375,555
Series H, 7.88%, NVS(a)	854,842	21,294,114

		33,669,669

Wireless Telecommunication Services — 1.4%
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(a)	1,616,402	34,607,167
Series VV, 6.00%, NVS(a)	2,531,703	49,089,721
United States Cellular Corp.
6.25%	1,894,437	44,557,158
5.50%	1,894,437	42,189,112
5.50%	1,894,437	41,961,780

		212,404,938

Total Long-Term Investments — 98.4% (Cost: $16,230,746,303)		15,150,472,394

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(e)(f)(g)	79,893,949	79,957,864
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(e)(f)	230,496,785	230,496,785

Total Short-Term Securities — 2.0% (Cost: $310,409,092)		310,454,649

Total Investments — 100.4% (Cost: $16,541,155,395)		15,460,927,043

Liabilities in Excess of Other Assets — (0.4)%		(68,782,695)

Net Assets — 100.0%		$15,392,144,348

(a)	Perpetual security with no stated maturity date.
(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Convertible security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Preferred and Income Securities ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$142,225,542	$—	$(62,301,968	)(a)	$1,557	$32,733	$79,957,864	79,893,949	$1,093,402	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	406,927,713	—	(176,430,928	)(a)	—	—	230,496,785	230,496,785	3,020,005		—

					$1,557	$32,733	$310,454,649		$4,113,407		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$14,898,065,537	$252,406,857	$—	$15,150,472,394
Short-Term Securities
Money Market Funds	310,454,649	—	—	310,454,649

	$15,208,520,186	$252,406,857	$—	$15,460,927,043

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities (unaudited)

September 30, 2024

iShares Preferred and Income Securities ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$15,150,472,394
Investments, at value — affiliated(c)	310,454,649
Receivables:
Investments sold	152,006,292
Securities lending income — affiliated	219,503
Capital shares sold	2,962
Dividends — unaffiliated	36,258,380
Dividends — affiliated	517,842

Total assets	15,649,932,022

LIABILITIES
Bank overdraft	56,363
Collateral on securities loaned	79,803,163
Payables:
Investments purchased	171,971,933
Capital shares redeemed	326,178
Investment advisory fees	5,630,037

Total liabilities	257,787,674

Commitments and contingent liabilities

NET ASSETS	$15,392,144,348

NET ASSETS CONSIST OF:
Paid-in capital	$19,071,501,255
Accumulated loss	(3,679,356,907)

NET ASSETS	$15,392,144,348

NET ASSET VALUE
Shares outstanding	$463,700,000

Net asset value	$33.19

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$16,230,746,303
(b) Securities loaned, at value	$72,047,590
(c) Investments, at cost — affiliated	$310,409,092

See notes to financial statements.

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Statement of Operations (unaudited)

Six Months Ended September 30, 2024

iShares Preferred and Income Securities ETF

INVESTMENT INCOME
Dividends — unaffiliated	$485,660,648
Dividends — affiliated	3,020,005
Interest — unaffiliated	109,428
Securities lending income — affiliated — net	1,093,402
Foreign taxes withheld	(852,602)

Total investment income	489,030,881

EXPENSES
Investment advisory	33,110,078
Interest expense	2,129

Total expenses	33,112,207

Net investment income	455,918,674

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(286,317,363)
Investments — affiliated	1,557
In-kind redemptions — unaffiliated(a)	33,007,152

$(253,308,654)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	704,434,192
Investments — affiliated	32,733

704,466,925

Net realized and unrealized gain	451,158,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$907,076,945

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	11

Statements of Changes in Net Assets

	iShares Preferred and Income Securities ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$455,918,674		$867,924,083
Net realized loss	(253,308,654)		(415,652,921)
Net change in unrealized appreciation (depreciation)	704,466,925		846,470,347

Net increase in net assets resulting from operations	907,076,945		1,298,741,509

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(440,742,299	)(b)	(870,372,798)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	81,761,248		1,433,710,878

NET ASSETS
Total increase in net assets	548,095,894		1,862,079,589
Beginning of period	14,844,048,454		12,981,968,865

End of period	$15,392,144,348		$14,844,048,454

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares Preferred and Income Securities ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$32.15		$31.18	$36.39	$38.27	$31.50	$36.47

Net investment income(a)	1.00		2.02	1.90	1.75	1.81	1.93
Net realized and unrealized gain (loss)(b)	1.01		0.99	(5.13)	(1.94)	6.78	(4.93)

Net increase (decrease) from investment operations	2.01		3.01	(3.23)	(0.19)	8.59	(3.00)

Distributions from net investment income(c)	(0.97	)(d)	(2.04)	(1.98)	(1.69)	(1.82)	(1.97)

Net asset value, end of period	$33.19		$32.15	$31.18	$36.39	$38.27	$31.50

Total Return(e)
Based on net asset value	6.45	%(f)	10.14%	(8.99)%	(0.67)%	27.88%	(8.90)%

Ratios to Average Net Assets(g)
Total expenses	0.45	%(h)	0.46%	0.46%	0.45%	0.46%	0.46%

Net investment income	6.26	%(h)	6.58%	5.80%	4.56%	4.97%	5.25%

Supplemental Data
Net assets, end of period (000)	$15,392,144		$14,844,048	$12,981,969	$17,711,748	$18,364,340	$13,816,631

Portfolio turnover rate(i)	7%		21%	16%	21%	28%	46%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Preferred and Income Securities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividend are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividend and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Barclays Capital, Inc.	$633,741	$(633,741)	$—	$—
BNP Paribas SA	37,338	(37,338)	—	—
BofA Securities, Inc.	3,738,103	(3,738,103)	—	—
Citigroup Global Markets, Inc.	169,359	(169,359)	—	—
Goldman Sachs & Co. LLC	9,227,572	(9,227,572)	—	—
J.P. Morgan Securities LLC	47,121,343	(47,121,343)	—	—
Morgan Stanley	2,293,291	(2,293,291)	—	—
National Financial Services LLC	1,200,959	(1,200,959)	—	—
RBC Capital Market LLC	497,514	(497,514)	—	—
Toronto-Dominion Bank	2,673,445	(2,673,445)	—	—
UBS AG	355,680	(355,680)	—	—
UBS Securities LLC	16,799	(16,799)	—	—
Wells Fargo Bank N.A.	3,322,704	(3,322,704)	—	—
Wells Fargo Securities LLC	759,742	(759,742)	—	—

	$72,047,590	$(72,047,590)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion, up to and including $171 billion	0.3910
Over $171 billion	0.3714

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

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Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded fund (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended September 30, 2024, the Fund paid BTC $277,739 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Preferred and Income Securities	$1,061,781,035	$1,100,718,461

For the six months ended September 30, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Preferred and Income Securities	$640,989,686	$571,951,304

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of March 31, 2024, the Fund had non-expiring capital loss carryforwards of $2,365,117,422 available to offset future realized capital gains.

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Preferred and Income Securities	$16,600,685,450	$193,317,328	$(1,333,075,735)	$(1,139,758,407)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war,

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Fund invest.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

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Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount

Preferred and Income Securities
Shares sold	21,400,000	$689,941,160	75,050,000	$2,326,504,374
Shares redeemed	(19,450,000)	(608,179,912)	(29,600,000)	(892,793,496)

	1,950,000	$81,761,248	45,450,000	$1,433,710,878

The consideration of the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shared sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract

iShares Preferred and Income Securities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	21

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

24	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca

•	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca

•	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ

•	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

2

Schedule of Investments (unaudited) September 30, 2024	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
BWX Technologies, Inc.	2,851,587	$309,967,507
Curtiss-Wright Corp.	1,194,628	392,662,277
Hexcel Corp.	2,549,889	157,659,637
Woodward, Inc.(a)	1,860,893	319,161,758

		1,179,451,179

Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,726,401	194,033,700

Automobile Components — 0.9%
Autoliv, Inc.	2,280,558	212,935,700
Gentex Corp.	7,180,956	213,202,584
Goodyear Tire & Rubber Co. (The)(a)(b)	8,882,856	78,613,276
Lear Corp.	1,754,774	191,533,582
Visteon Corp.(b)	860,745	81,977,354

		778,262,496

Automobiles — 0.4%
Harley-Davidson, Inc.	3,694,989	142,367,926
Thor Industries, Inc.	1,659,360	182,347,071

		324,714,997

Banks — 5.7%
Associated Banc-Corp.	4,631,815	99,769,295
Bank OZK	3,291,442	141,499,092
Cadence Bank	4,729,501	150,634,607
Columbia Banking System, Inc.	6,534,158	170,606,865
Commerce Bancshares, Inc.	3,659,311	217,363,073
Cullen/Frost Bankers, Inc.	1,996,946	223,378,379
East West Bancorp, Inc.	4,323,382	357,716,627
First Financial Bankshares, Inc.	4,010,238	148,418,908
First Horizon Corp.	16,715,630	259,593,734
FNB Corp.	11,215,778	158,254,628
Glacier Bancorp, Inc.	3,537,028	161,642,180
Hancock Whitney Corp.	2,693,312	137,816,775
Home BancShares, Inc.	5,792,504	156,918,933
International Bancshares Corp.	1,668,312	99,748,374
New York Community Bancorp, Inc.(a)	9,296,543	104,400,178
Old National Bancorp	9,949,351	185,654,890
Pinnacle Financial Partners, Inc.	2,386,886	233,843,221
Prosperity Bancshares, Inc.	2,971,395	214,148,438
SouthState Corp.	2,376,991	230,995,985
Synovus Financial Corp.	4,490,793	199,705,565
Texas Capital Bancshares, Inc.(a)(b)	1,440,978	102,972,288
UMB Financial Corp.	1,383,642	145,434,611
United Bankshares, Inc.	4,206,200	156,050,020
Valley National Bancorp	13,342,318	120,881,401
Webster Financial Corp.	5,347,138	249,230,102
Western Alliance Bancorp	3,402,628	294,293,296
Wintrust Financial Corp.	2,074,275	225,121,066
Zions Bancorp N.A.	4,606,984	217,541,784

		5,163,634,315

Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A, NVS(b)	274,870	79,475,912
Celsius Holdings, Inc.(a)(b)	4,870,824	152,749,041
Coca-Cola Consolidated, Inc.(a)	183,861	242,034,620

		474,259,573

Biotechnology — 2.8%
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,874,963	75,058,033
BioMarin Pharmaceutical, Inc.(a)(b)	5,938,444	417,413,229
Cytokinetics, Inc.(a)(b)	3,670,068	193,779,590
Exelixis, Inc.(b)	8,897,616	230,893,135

Security	Shares	Value

Biotechnology (continued)
Halozyme Therapeutics, Inc.(a)(b)	3,951,351	$226,175,331
Neurocrine Biosciences, Inc.(a)(b)	3,149,656	362,903,364
Roivant Sciences Ltd.(a)(b)	13,609,679	157,055,696
Sarepta Therapeutics, Inc.(a)(b)	2,974,668	371,506,287
United Therapeutics Corp.(a)(b)	1,387,774	497,308,813

		2,532,093,478

Broadline Retail — 0.4%
Macy’s, Inc.	8,621,840	135,276,669
Nordstrom, Inc.	3,008,379	67,658,444
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,909,171	185,571,421

		388,506,534

Building Products — 3.7%
AAON, Inc.(a)	2,097,384	226,181,891
Advanced Drainage Systems, Inc.(a)	2,200,473	345,826,337
Carlisle Cos., Inc.	1,438,484	646,958,179
Fortune Brands Innovations, Inc.(a)	3,871,195	346,588,088
Lennox International, Inc.	1,000,347	604,499,689
Owens Corning	2,712,093	478,738,656
Simpson Manufacturing Co., Inc.	1,315,153	251,549,314
Trex Co., Inc.(a)(b)	3,390,800	225,759,464
UFP Industries, Inc.(a)	1,900,192	249,324,192

		3,375,425,810

Capital Markets — 3.3%
Affiliated Managers Group, Inc.(a)	929,963	165,347,421
Carlyle Group, Inc. (The)	6,558,497	282,408,881
Evercore, Inc., Class A	1,112,075	281,733,080
Federated Hermes, Inc., Class B	2,454,731	90,260,459
Hamilton Lane, Inc., Class A(a)	1,264,307	212,896,656
Houlihan Lokey, Inc., Class A	1,656,928	261,827,763
Interactive Brokers Group, Inc., Class A(a)	3,394,822	473,102,394
Janus Henderson Group PLC	3,974,223	151,298,670
Jefferies Financial Group, Inc.	5,063,657	311,668,088
Morningstar, Inc.	841,832	268,645,428
SEI Investments Co.	3,079,239	213,052,546
Stifel Financial Corp.	3,197,603	300,254,922

		3,012,496,308

Chemicals — 2.2%
Arcadium Lithium PLC(a)(b)	33,542,208	95,595,293
Ashland, Inc.	1,523,171	132,470,182
Avient Corp.	2,848,250	143,323,940
Axalta Coating Systems Ltd.(a)(b)	6,840,584	247,560,735
Cabot Corp.	1,710,081	191,135,753
Chemours Co. (The)	4,656,042	94,610,774
NewMarket Corp.	239,404	132,124,674
Olin Corp.	3,665,079	175,850,490
RPM International, Inc.	4,017,455	486,112,055
Scotts Miracle-Gro Co. (The)	1,329,281	115,248,663
Westlake Corp.	1,042,829	156,726,770

		1,970,759,329

Commercial Services & Supplies — 2.0%
Brink’s Co. (The)	1,376,756	159,208,064
Clean Harbors, Inc.(b)	1,582,518	382,510,426
MSA Safety, Inc.	1,227,503	217,685,382
RB Global, Inc.(a)	5,747,274	462,598,084
Stericycle, Inc.(a)(b)	2,895,749	176,640,689
Tetra Tech, Inc.(a)	8,343,425	393,475,923

		1,792,118,568

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 0.5%
Ciena Corp.(a)(b)	4,482,468	$276,075,204
Lumentum Holdings, Inc.(a)(b)	2,117,950	134,235,671

		410,310,875

Construction & Engineering — 2.6%
AECOM	4,181,831	431,857,687
Comfort Systems U.S.A., Inc.	1,109,316	433,021,501
EMCOR Group, Inc.	1,455,332	626,564,086
Fluor Corp.(b)	5,342,835	254,906,658
MasTec, Inc.(a)(b)	1,919,572	236,299,313
MDU Resources Group, Inc.	6,359,700	174,319,377
Valmont Industries, Inc.(a)	629,025	182,385,799

		2,339,354,421

Construction Materials — 0.5%
Eagle Materials, Inc.(a)	1,048,649	301,643,885
Knife River Corp.(b)	1,765,874	157,851,477

		459,495,362

Consumer Finance — 0.7%
Ally Financial, Inc.	8,553,028	304,402,266
FirstCash Holdings, Inc.	1,214,446	139,418,401
SLM Corp.	6,783,065	155,128,697

		598,949,364

Consumer Staples Distribution & Retail — 2.2%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,139,477	341,424,063
Casey’s General Stores, Inc.(a)	1,157,574	434,912,128
Performance Food Group Co.(a)(b)	4,860,818	380,942,307
Sprouts Farmers Market, Inc.(a)(b)	3,123,267	344,839,909
U.S. Foods Holding Corp.(a)(b)	7,628,278	469,139,097

		1,971,257,504

Containers & Packaging — 1.7%
AptarGroup, Inc.	2,070,783	331,718,729
Berry Global Group, Inc.	3,574,612	243,002,124
Crown Holdings, Inc.(a)	3,717,972	356,479,155
Graphic Packaging Holding Co.(a)	9,361,194	276,997,730
Greif, Inc., Class A, NVS	806,493	50,534,851
Silgan Holdings, Inc.	2,531,307	132,893,618
Sonoco Products Co.	3,064,875	167,434,121

		1,559,060,328

Diversified Consumer Services — 1.3%
Duolingo, Inc., Class A(a)(b)	1,167,739	329,325,753
Graham Holdings Co., Class B	107,145	88,043,189
Grand Canyon Education, Inc.(b)	906,068	128,525,746
H&R Block, Inc.	4,354,231	276,711,380
Service Corp. International(a)	4,541,951	358,496,192

		1,181,102,260

Diversified REITs — 0.5%
WP Carey, Inc.	6,826,303	425,278,677

Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(b)	6,900,044	245,158,563
Iridium Communications, Inc.	3,692,611	112,440,005

		357,598,568

Electric Utilities — 0.9%
ALLETE, Inc.	1,801,473	115,636,552
IDACORP, Inc.	1,661,106	171,243,418
OGE Energy Corp.	6,265,471	257,009,620
Portland General Electric Co.	3,214,876	153,992,560
TXNM Energy, Inc.	2,821,705	123,506,028

		821,388,178

Security	Shares	Value

Electrical Equipment — 1.6%
Acuity Brands, Inc.	959,627	$264,271,680
EnerSys	1,255,327	128,106,120
NEXTracker, Inc., Class A(a)(b)	4,474,163	167,691,629
nVent Electric PLC	5,184,602	364,270,136
Regal Rexnord Corp.(a)	2,075,554	344,292,898
Sensata Technologies Holding PLC	4,708,696	168,853,839

		1,437,486,302

Electronic Equipment, Instruments & Components — 2.7%
Arrow Electronics, Inc.(a)(b)	1,651,440	219,360,775
Avnet, Inc.	2,748,398	149,265,495
Belden, Inc.(a)	1,272,799	149,082,947
Cognex Corp.(a)	5,349,476	216,653,778
Coherent Corp.(a)(b)	4,781,754	425,145,748
Crane NXT Co.(a)	1,531,916	85,940,488
Fabrinet(a)(b)	1,127,443	266,572,623
IPG Photonics Corp.(a)(b)	857,505	63,729,772
Littelfuse, Inc.	773,185	205,087,321
Novanta, Inc.(a)(b)	1,119,918	200,375,729
TD SYNNEX Corp.	2,372,451	284,883,916
Vishay Intertechnology, Inc.	3,547,844	67,089,730
Vontier Corp.(a)	4,794,226	161,757,185

		2,494,945,507

Energy Equipment & Services — 0.8%
ChampionX Corp.	5,942,103	179,154,405
NOV, Inc.	12,280,558	196,120,511
Valaris Ltd.(a)(b)	2,077,958	115,846,159
Weatherford International PLC	2,281,951	193,783,279

		684,904,354

Entertainment — 0.4%
TKO Group Holdings, Inc., Class A(b)	2,072,369	256,372,769
Warner Music Group Corp., Class A	4,416,925	138,249,752

		394,622,521

Financial Services — 1.6%
Equitable Holdings, Inc.	7,576,355	318,434,201
Essent Group Ltd.	3,314,136	213,065,803
Euronet Worldwide, Inc.(a)(b)	1,316,904	130,676,384
MGIC Investment Corp.	8,086,057	207,003,059
Voya Financial, Inc.	3,066,902	242,959,976
Western Union Co. (The)	9,480,549	113,102,950
WEX, Inc.(a)(b)	1,281,498	268,768,576

		1,494,010,949

Food Products — 1.0%
Darling Ingredients, Inc.(b)	4,960,296	184,324,599
Flowers Foods, Inc.	6,109,136	140,937,768
Ingredion, Inc.	2,029,396	278,899,892
Lancaster Colony Corp.	601,042	106,125,986
Pilgrim’s Pride Corp.(a)(b)	1,260,654	58,053,117
Post Holdings, Inc.(a)(b)	1,476,224	170,872,928

		939,214,290

Gas Utilities — 1.0%
National Fuel Gas Co.	2,849,622	172,715,589
New Jersey Resources Corp.	3,093,260	146,001,872
ONE Gas, Inc.	1,767,163	131,512,270
Southwest Gas Holdings, Inc.	1,877,823	138,508,225
Spire, Inc.	1,801,286	121,208,535
UGI Corp.	6,696,600	167,548,932

		877,495,423

Ground Transportation — 1.6%
Avis Budget Group, Inc.	533,966	46,770,082

4	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation (continued)
Knight-Swift Transportation Holdings, Inc.	5,048,881	$272,387,130
Landstar System, Inc.(a)	1,105,855	208,862,834
Ryder System, Inc.	1,350,086	196,842,539
Saia, Inc.(a)(b)	829,394	362,660,820
XPO, Inc.(a)(b)	3,630,540	390,319,355

		1,477,842,760

Health Care Equipment & Supplies — 1.7%
DENTSPLY SIRONA, Inc.	6,323,083	171,102,626
Enovis Corp.(a)(b)	1,740,858	74,943,937
Envista Holdings Corp.(a)(b)	5,363,332	105,979,440
Globus Medical, Inc., Class A(a)(b)	3,523,995	252,106,602
Haemonetics Corp.(a)(b)	1,596,354	128,314,935
Lantheus Holdings, Inc.(a)(b)	2,165,698	237,685,355
LivaNova PLC(b)	1,693,276	88,964,721
Masimo Corp.(a)(b)	1,377,239	183,627,276
Neogen Corp.(a)(b)	6,150,825	103,395,368
Penumbra, Inc.(a)(b)	1,211,621	235,430,077

		1,581,550,337

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)(b)	2,896,716	183,680,762
Amedisys, Inc.(a)(b)	1,017,894	98,236,950
Chemed Corp.(a)	469,440	282,119,357
Encompass Health Corp.	3,138,701	303,324,065
Ensign Group, Inc. (The)	1,768,255	254,310,434
HealthEquity, Inc.(a)(b)	2,714,058	222,145,647
Option Care Health, Inc.(a)(b)	5,334,603	166,973,074
R1 RCM, Inc.(a)(b)	4,866,585	68,959,509
Tenet Healthcare Corp.(b)	2,988,887	496,753,019

		2,076,502,817

Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	11,323,675	205,524,701
Omega Healthcare Investors, Inc.	8,042,539	327,331,338
Sabra Health Care REIT, Inc.	7,307,187	135,986,750

		668,842,789

Health Care Technology — 0.2%
Doximity, Inc., Class A(a)(b)	3,904,164	170,104,425

Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,516,518	91,882,904

Hotels, Restaurants & Leisure — 3.3%
Aramark	8,217,526	318,264,782
Boyd Gaming Corp.(a)	2,148,172	138,879,320
Choice Hotels International, Inc.(a)	706,840	92,101,252
Churchill Downs, Inc.(a)	2,290,027	309,634,551
Hilton Grand Vacations, Inc.(a)(b)	1,993,140	72,390,845
Hyatt Hotels Corp., Class A(a)	1,401,431	213,297,798
Light & Wonder, Inc., Class A(a)(b)	2,767,492	251,094,549
Marriott Vacations Worldwide Corp.	1,005,316	73,870,620
Planet Fitness, Inc., Class A(a)(b)	2,638,194	214,274,117
Texas Roadhouse, Inc.	2,079,794	367,291,620
Travel + Leisure Co.	2,176,029	100,271,416
Vail Resorts, Inc.	1,173,570	204,541,515
Wendy’s Co. (The)	5,324,910	93,292,423
Wingstop, Inc.(a)	914,050	380,317,924
Wyndham Hotels & Resorts, Inc.	2,463,549	192,501,719

		3,022,024,451

Household Durables — 2.0%
KB Home	2,248,325	192,658,969
Taylor Morrison Home Corp., Class A(b)	3,251,524	228,452,076
Tempur Sealy International, Inc.(a)	5,416,485	295,740,081

Security	Shares	Value

Household Durables (continued)
Toll Brothers, Inc.	3,201,874	$494,657,514
TopBuild Corp.(a)(b)	935,170	380,436,508
Whirlpool Corp.	1,712,264	183,212,248

		1,775,157,396

Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	1,678,229	129,122,939

Industrial REITs — 1.2%
EastGroup Properties, Inc.	1,517,497	283,498,790
First Industrial Realty Trust, Inc.	4,127,991	231,084,936
Rexford Industrial Realty, Inc.	6,832,851	343,760,734
STAG Industrial, Inc.	5,680,401	222,046,875

		1,080,391,335

Insurance — 4.6%
American Financial Group, Inc.	2,250,743	302,950,008
Brighthouse Financial, Inc.(a)(b)	1,894,372	85,303,571
CNO Financial Group, Inc.	3,299,034	115,796,093
Fidelity National Financial, Inc., Class A	8,101,011	502,748,743
First American Financial Corp.	3,209,295	211,845,563
Hanover Insurance Group, Inc. (The)	1,122,412	166,240,441
Kemper Corp.	1,889,041	115,703,761
Kinsale Capital Group, Inc.(a)	690,027	321,255,870
Old Republic International Corp.	7,417,936	262,743,293
Primerica, Inc.	1,055,165	279,777,000
Reinsurance Group of America, Inc.	2,054,246	447,558,576
RenaissanceRe Holdings Ltd.(a)	1,626,859	443,156,392
RLI Corp.	1,298,487	201,239,515
Ryan Specialty Holdings, Inc., Class A(a)	3,190,925	211,845,511
Selective Insurance Group, Inc.	1,897,510	177,037,683
Unum Group	4,977,954	295,889,586

		4,141,091,606

Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(a)(b)	8,998,059	92,859,969

IT Services — 0.3%
ASGN, Inc.(a)(b)	1,397,408	130,280,348
Kyndryl Holdings, Inc.(a)(b)	7,211,835	165,727,968

		296,008,316

Leisure Products — 0.7%
Brunswick Corp.	2,065,638	173,141,777
Mattel, Inc.(a)(b)	10,602,198	201,971,872
Polaris, Inc.	1,634,564	136,061,107
YETI Holdings, Inc.(a)(b)	2,640,470	108,338,484

		619,513,240

Life Sciences Tools & Services — 2.5%
Avantor, Inc.(a)(b)	21,205,644	548,590,010
Azenta, Inc.(a)(b)	1,524,677	73,855,354
Bio-Rad Laboratories, Inc., Class A(a)(b)	597,255	199,829,578
Bruker Corp.(a)	3,447,278	238,069,019
Illumina, Inc.(a)(b)	4,968,902	647,994,510
Medpace Holdings, Inc.(a)(b)	792,953	264,687,711
Repligen Corp.(a)(b)	1,624,663	241,782,348
Sotera Health Co.(a)(b)	4,778,143	79,794,988

		2,294,603,518

Machinery — 4.6%
AGCO Corp.	1,932,439	189,108,481
Chart Industries, Inc.(a)(b)	1,311,473	162,806,258
CNH Industrial NV	27,375,530	303,868,383
Crane Co.(a)	1,516,826	240,083,219
Donaldson Co., Inc.	3,755,691	276,794,427
Esab Corp.	1,772,169	188,399,286

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	4,097,829	$211,816,781
Graco, Inc.	5,269,310	461,117,318
ITT, Inc.(a)	2,548,393	381,010,237
Lincoln Electric Holdings, Inc.	1,767,818	339,456,412
Middleby Corp. (The)(a)(b)	1,677,195	233,348,140
Oshkosh Corp.	2,030,175	203,443,837
RBC Bearings, Inc.(a)(b)	906,318	271,333,483
Terex Corp.	2,086,747	110,409,784
Timken Co. (The)	1,990,768	167,801,835
Toro Co. (The)	3,240,050	281,009,537
Watts Water Technologies, Inc., Class A	854,599	177,064,367

		4,198,871,785

Marine Transportation — 0.2%
Kirby Corp.(a)(b)	1,806,025	221,111,641

Media — 0.5%
New York Times Co. (The), Class A	5,098,324	283,823,697
Nexstar Media Group, Inc., Class A	945,819	156,391,172

		440,214,869

Metals & Mining — 1.9%
Alcoa Corp.	8,058,171	310,884,237
Cleveland-Cliffs, Inc.(a)(b)	14,599,157	186,431,235
Commercial Metals Co.	3,586,845	197,133,001
Reliance, Inc.	1,716,068	496,304,026
Royal Gold, Inc.	2,050,598	287,698,900
United States Steel Corp.(a)	6,978,612	246,554,362

		1,725,005,761

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	15,627,808	313,650,106
Starwood Property Trust, Inc.	9,903,123	201,825,647

		515,475,753

Multi-Utilities — 0.3%
Black Hills Corp.	2,175,593	132,972,244
Northwestern Energy Group, Inc.	1,912,071	109,408,703

		242,380,947

Office REITs — 0.6%

COPT Defense Properties	3,506,648	106,356,634
Cousins Properties, Inc.	4,745,573	139,899,492
Kilroy Realty Corp.	3,295,339	127,529,619
Vornado Realty Trust	5,169,163	203,665,022

		577,450,767

Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.	10,508,085	158,146,679
Antero Resources Corp.(a)(b)	9,118,904	261,256,600
Chesapeake Energy Corp.(a)	3,450,047	283,766,366
Chord Energy Corp.	1,930,167	251,365,648
Civitas Resources, Inc.	2,822,329	143,007,410
CNX Resources Corp.(a)(b)	4,717,095	153,635,784
DT Midstream, Inc.	3,029,131	238,271,444
HF Sinclair Corp.	5,059,185	225,487,875
Matador Resources Co.	3,620,746	178,937,267
Murphy Oil Corp.	4,424,101	149,269,168
Ovintiv, Inc.	8,236,308	315,532,959
PBF Energy, Inc., Class A	3,106,029	96,131,598
Permian Resources Corp., Class A	19,794,442	269,402,356
Range Resources Corp.(a)	7,551,272	232,277,127
Southwestern Energy Co.(a)(b)	34,490,962	245,230,740
Texas Pacific Land Corp.(a)	587,796	520,046,633
Viper Energy, Inc., Class A	3,164,342	142,743,468

		3,864,509,122

Security	Shares	Value

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	1,950,933	$209,647,260

Passenger Airlines — 0.3%
American Airlines Group, Inc.(b)	20,483,991	230,240,059

Personal Care Products — 0.6%
BellRing Brands, Inc.(a)(b)	4,031,330	244,782,357
Coty, Inc., Class A(a)(b)	11,369,284	106,757,577
elf Beauty, Inc.(a)(b)	1,758,858	191,768,288

		543,308,222

Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(a)(b)	1,926,238	214,602,176
Perrigo Co. PLC	4,255,075	111,610,617

		326,212,793

Professional Services — 2.7%
CACI International, Inc., Class A(a)(b)	695,680	351,012,301
Concentrix Corp.	1,466,144	75,139,880
ExlService Holdings, Inc.(a)(b)	5,034,558	192,068,388
Exponent, Inc.(a)	1,582,405	182,419,648
FTI Consulting, Inc.(a)(b)	1,100,524	250,435,241
Genpact Ltd.	5,113,127	200,485,710
Insperity, Inc.	1,112,338	97,885,744
KBR, Inc.(a)	4,150,109	270,296,599
ManpowerGroup, Inc.	1,480,007	108,810,115
Maximus, Inc.	1,877,045	174,865,512
Parsons Corp.(a)(b)	1,457,340	151,097,011
Paylocity Holding Corp.(a)(b)	1,351,933	223,028,387
Science Applications International Corp.(a)	1,598,006	222,554,296

		2,500,098,832

Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	1,480,506	399,455,324

Residential REITs — 1.0%
American Homes 4 Rent, Class A	9,814,380	376,774,048
Equity LifeStyle Properties, Inc.	5,817,888	415,048,130
Independence Realty Trust, Inc.	7,009,429	143,693,295

		935,515,473

Retail REITs — 1.1%
Agree Realty Corp.	3,131,623	235,905,161
Brixmor Property Group, Inc.	9,399,588	261,872,522
Kite Realty Group Trust	6,851,476	181,975,202
NNN REIT, Inc.	5,728,741	277,786,651

		957,539,536

Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc.(a)(b)	4,848,290	112,965,157
Amkor Technology, Inc.(a)	3,535,280	108,179,568
Cirrus Logic, Inc.(a)(b)	1,666,001	206,933,984
Lattice Semiconductor Corp.(a)(b)	4,297,398	228,062,912
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,801,435	200,427,658
MKS Instruments, Inc.(a)	2,098,856	228,166,636
Onto Innovation, Inc.(a)(b)	1,540,394	319,724,179
Power Integrations, Inc.(a)	1,772,620	113,660,394
Rambus, Inc.(a)(b)	3,358,766	141,807,101
Silicon Laboratories, Inc.(a)(b)	1,007,157	116,397,134
Synaptics, Inc.(b)	1,232,024	95,580,422
Universal Display Corp.(a)	1,376,431	288,912,867

		2,160,818,012

Software — 2.7%
Altair Engineering, Inc., Class A(a)(b)	1,853,680	177,044,977
Appfolio, Inc., Class A(a)(b)	717,673	168,940,224

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Aspen Technology, Inc.(a)(b)	828,680	$197,905,358
Blackbaud, Inc.(a)(b)	1,245,029	105,429,056
CommVault Systems, Inc.(b)	1,363,504	209,775,090
Dolby Laboratories, Inc., Class A	1,861,455	142,457,151
Dropbox, Inc., Class A(a)(b)	7,400,386	188,191,816
Dynatrace, Inc.(a)(b)	9,292,284	496,858,426
Manhattan Associates, Inc.(a)(b)	1,910,388	537,544,975
Qualys, Inc.(a)(b)	1,148,209	147,498,928
Teradata Corp.(b)	2,997,036	90,930,072

		2,462,576,073

Specialized REITs — 1.8%
CubeSmart	7,024,438	378,125,498
EPR Properties	2,361,899	115,827,527
Gaming & Leisure Properties, Inc.	8,558,834	440,352,009
Lamar Advertising Co., Class A(a)	2,741,227	366,227,927
National Storage Affiliates Trust	2,179,436	105,048,815
PotlatchDeltic Corp.	2,239,935	100,909,072
Rayonier, Inc.	4,182,298	134,586,350

		1,641,077,198

Specialty Retail — 4.2%
Abercrombie & Fitch Co., Class A(a)(b)	1,594,077	223,011,372
AutoNation, Inc.(a)(b)	816,864	146,153,307
Burlington Stores, Inc.(a)(b)	1,968,935	518,774,994
Dick’s Sporting Goods, Inc.	1,806,649	377,047,646
Five Below, Inc.(b)	1,717,783	151,766,128
Floor & Decor Holdings, Inc., Class A(a)(b)	3,342,635	415,054,988
GameStop Corp., Class A(a)(b)	12,098,120	277,409,892
Gap, Inc. (The)	6,908,487	152,332,138
Lithia Motors, Inc., Class A(a)	834,082	264,937,806
Murphy U.S.A., Inc.(a)	581,663	286,684,243
Penske Automotive Group, Inc.	583,130	94,711,975
RH(a)(b)	466,025	155,852,741
Valvoline, Inc.(a)(b)	4,019,607	168,220,553
Williams-Sonoma, Inc.	4,011,801	621,508,211

		3,853,465,994

Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class A(b)	9,637,498	484,187,900

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(b)	3,674,090	155,928,380
Carter’s, Inc.	1,126,235	73,182,750

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	1,022,367	$85,050,711
Crocs, Inc.(a)(b)	1,852,339	268,237,210
PVH Corp.(a)	1,742,333	175,679,436
Skechers U.S.A., Inc., Class A(a)(b)	4,134,301	276,667,423
Under Armour, Inc., Class A(a)(b)	5,897,548	52,547,153
Under Armour, Inc., Class C, NVS(a)(b)	4,036,035	33,741,253

		1,121,034,316

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	1,196,499	266,974,822
Core & Main, Inc., Class A(a)(b)	6,017,550	267,179,220
GATX Corp.(a)	1,110,439	147,077,645
MSC Industrial Direct Co., Inc., Class A	1,400,476	120,524,965
Watsco, Inc.(a)	1,085,141	533,759,155
WESCO International, Inc.	1,395,372	234,394,589

		1,569,910,396

Water Utilities — 0.3%
Essential Utilities, Inc.	7,853,553	302,911,539

Total Long-Term Investments — 99.6% (Cost: $70,740,019,338)		90,632,749,544

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	3,570,534,319	3,573,390,746
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	312,111,565	312,111,565

Total Short-Term Securities — 4.2% (Cost: $3,882,035,626)		3,885,502,311

Total Investments — 103.8% (Cost: $74,622,054,964)		94,518,251,855

Liabilities in Excess of Other Assets — (3.8)%		(3,499,716,839)

Net Assets — 100.0%		$91,018,535,016

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Mid-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,953,977,091	$—	$(381,559,303	)(a)	$(108,992)	$1,081,950	$3,573,390,746	3,570,534,319	$5,024,295	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,525,039	—	(308,413,474	)(a)	—	—	312,111,565	312,111,565	10,807,662		—

					$(108,992)	$1,081,950	$3,885,502,311		$15,831,957		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Mid 400 E-Mini Index	614	12/20/24	$193,324	$7,383,677

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities
Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$11,796,486	$93,651	(c)	$11,845,527	0.0	% (d)
	Monthly	HSBC Bank PLC(e)	02/09/28	80,048,843	3,042,875	(f)	83,262,851	0.1
	Monthly	JPMorgan Chase Bank NA(g)	02/10/25	66,333,273	3,021,619	(h)	69,502,822	0.1

					$6,158,145		$164,611,200

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $44,610 of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $(171,133) of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $(147,930) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

8	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Mid-Cap ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 18, 2026 to August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Cadence Bank	8,844,096	$8,802,639	74.3%

Financial Services
Equitable Holdings, Inc.	2,952,390	3,042,888	25.7

Net Value of Reference Entity — Goldman Sachs Bank USA		$ 11,845,527

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 09, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Cadence Bank	8,460,810	$8,772,031	10.5%

Financial Services
Equitable Holdings, Inc.	71,588,033	74,490,820	89.5

Net Value of Reference Entity — HSBC Bank PLC		$ 83,262,851

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Cadence Bank	12,501,135	$12,960,975	18.6%

Financial Services
Equitable Holdings, Inc.	21,948,486	23,079,682	33.2
Western Union Co. (The)	12,765,489	12,544,669	18.1

		35,624,351

Insurance
Fidelity National Financial, Inc., Class A	44,646	47,042	0.1
Unum Group	19,073,516	20,870,454	30.0

		20,917,496

Net Value of Reference Entity — JPMorgan Chase Bank NA		$ 69,502,822

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$6,158,145	$—

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,383,677	$—	$—	$—	$7,383,677
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	6,158,145	—	—	—	6,158,145

	$—	$—	$13,541,822	$—	$—	$—	$13,541,822

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,473,874	$—	$—	$—	$6,473,874
Swaps	—	—	50,950,406	—	—	—	50,950,406

	$—	$—	$57,424,280	$—	$—	$—	$57,424,280

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,730,187	$—	$—	$—	$1,730,187
Swaps	—	—	(32,687,405)	—	—	—	(32,687,405)

	$—	$—	$(30,957,218)	$—	$—	$—	$(30,957,218)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$256,547,325
Total return swaps
Average notional amount	$234,926,366

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$148,800	$—
Swaps — OTC(a)	6,158,145	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$6,306,945	$—

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(148,800)	—

Total derivative assets and liabilities subject to an MNA	$6,158,145	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Mid-Cap ETF

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$93,651	$—	$—	$—	$93,651
HSBC Bank PLC	3,042,875	—	—	(2,940,000)	102,875
JPMorgan Chase Bank N.A.	3,021,619	—	—	(3,021,619)	—

	$6,158,145	$—	$—	$(5,961,619)	$196,526

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$90,632,749,544	$—	$—	$90,632,749,544
Short-Term Securities
Money Market Funds	3,885,502,311	—	—	3,885,502,311

	$94,518,251,855	$—	$—	$94,518,251,855

Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,383,677	$6,158,145	$—	$13,541,822

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) September 30, 2024	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
AAR Corp.(a)(b)(c)	2,243,808	$146,655,291
AeroVironment, Inc.(a)(b)(c)	1,778,758	356,640,979
Mercury Systems, Inc.(a)(b)(c)	3,207,343	118,671,691
Moog, Inc., Class A(a)	1,826,361	368,961,449
National Presto Industries, Inc.	326,990	24,570,029
Triumph Group, Inc.(a)(b)(c)	4,076,599	52,547,361

		1,068,046,800

Air Freight & Logistics — 0.3%
Forward Air Corp.(c)	1,222,612	43,280,465
Hub Group, Inc., Class A(a)	3,924,713	178,378,206

		221,658,671

Automobile Components — 1.5%
Adient PLC(a)(b)(c)	5,555,672	125,391,517
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	7,469,222	46,159,792
Dana, Inc.(a)	8,196,480	86,554,829
Dorman Products, Inc.(a)(b)(c)	1,733,588	196,103,475
Fox Factory Holding Corp.(a)(b)(c)	2,647,740	109,881,210
Gentherm, Inc.(a)(b)(c)	1,996,788	92,950,481
LCI Industries(a)	1,622,294	195,551,319
Patrick Industries, Inc.(a)	1,427,313	203,206,552
Phinia, Inc.(a)	2,784,032	128,148,993
Standard Motor Products, Inc.(a)	1,319,472	43,806,470
XPEL, Inc.(a)(b)(c)	1,439,790	62,443,692

		1,290,198,330

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	1,839,278	106,880,445

Banks — 9.2%
Ameris Bancorp(a)	4,096,477	255,579,200
Atlantic Union Bankshares Corp.(a)	5,686,323	214,203,787
Axos Financial, Inc.(a)(b)(c)	3,424,405	215,326,586
Banc of California, Inc.(a)	8,775,814	129,267,740
BancFirst Corp.	1,262,502	132,878,335
Bancorp, Inc. (The)(a)(b)(c)	3,100,773	165,891,355
Bank of Hawaii Corp.(a)	2,516,263	157,945,829
BankUnited, Inc.(a)	4,734,476	172,524,305
Banner Corp.(a)	2,182,239	129,974,155
Berkshire Hills Bancorp, Inc.(a)	2,672,635	71,974,061
Brookline Bancorp, Inc.(a)	5,631,159	56,818,394
Capitol Federal Financial, Inc.(a)	7,754,593	45,286,823
Cathay General Bancorp(a)	4,500,492	193,296,131
Central Pacific Financial Corp.(a)	1,597,517	47,142,727
City Holding Co.(a)	931,138	109,306,290
Comerica, Inc.(a)	8,402,532	503,395,692
Community Financial System, Inc.(a)	3,327,826	193,246,856
Customers Bancorp, Inc.(a)(b)(c)	1,878,592	87,260,598
CVB Financial Corp.(a)	8,329,487	148,431,458
Dime Community Bancshares, Inc.(a)	2,268,920	65,344,896
Eagle Bancorp, Inc.(a)	1,911,232	43,155,619
FB Financial Corp.	2,229,290	104,620,580
First BanCorp/Puerto Rico(a)	10,313,004	218,326,295
First Bancorp/Southern Pines NC(a)	2,614,367	108,731,524
First Commonwealth Financial Corp.(a)	6,492,153	111,340,424
First Financial Bancorp(a)	6,047,264	152,572,471
First Hawaiian, Inc.(a)	8,121,302	188,008,141
Fulton Financial Corp.(a)	11,520,785	208,871,832
Hanmi Financial Corp.(a)	1,920,266	35,716,948
Heritage Financial Corp.(a)	2,202,763	47,954,151
Hilltop Holdings, Inc.	2,944,850	94,706,376

Security	Shares	Value

Banks (continued)
Hope Bancorp, Inc.(a)	7,665,921	$96,283,968
Independent Bank Corp.(a)	2,690,622	159,096,479
Independent Bank Group, Inc.(a)	2,297,414	132,468,891
Lakeland Financial Corp.(a)	1,615,462	105,198,885
National Bank Holdings Corp., Class A(a)	2,412,338	101,559,430
NBT Bancorp, Inc.(a)	2,987,532	132,138,540
Northwest Bancshares, Inc.(a)	8,066,925	107,935,457
OFG Bancorp(a)	2,948,961	132,467,328
Pacific Premier Bancorp, Inc.(a)	6,106,988	153,651,818
Park National Corp.(a)	923,225	155,083,336
Pathward Financial, Inc.(a)(c)	1,581,895	104,420,889
Preferred Bank	590,912	47,420,688
Provident Financial Services, Inc.(a)	6,854,136	127,212,764
Renasant Corp.(a)	4,025,324	130,823,030
S&T Bancorp, Inc.(a)	2,422,908	101,689,449
Seacoast Banking Corp. of Florida(a)	5,354,009	142,684,340
ServisFirst Bancshares, Inc.(a)	3,185,547	256,277,256
Simmons First National Corp., Class A(a)	7,951,657	171,278,692
Southside Bancshares, Inc.(a)	1,807,328	60,418,975
Stellar Bancorp, Inc.(a)	3,039,689	78,697,548
Tompkins Financial Corp.(a)	801,161	46,299,094
Triumph Financial, Inc.(a)(b)(c)	1,396,592	111,084,928
TrustCo Bank Corp.(a)	1,213,895	40,143,508
Trustmark Corp.(a)	3,876,489	123,349,880
United Community Banks, Inc.(a)	7,549,612	219,542,717
Veritex Holdings, Inc.(a)	3,460,030	91,067,990
WaFd, Inc.(a)	4,467,887	155,705,862
Westamerica BanCorp(a)	1,704,051	84,214,200
WSFS Financial Corp.(a)	3,753,747	191,403,560

		7,968,719,081

Beverages — 0.2%
MGP Ingredients, Inc.(c)	893,943	74,420,755
National Beverage Corp.	1,486,155	69,760,116

		144,180,871

Biotechnology — 2.3%
ADMA Biologics, Inc.(a)(b)(c)	14,799,870	295,849,401
Alkermes PLC(a)(b)(c)	10,455,752	292,656,498
Arcus Biosciences, Inc.(b)(c)	3,426,600	52,392,714
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	7,109,061	141,328,133
Dynavax Technologies Corp.(a)(b)(c)	7,741,702	86,242,560
Ironwood Pharmaceuticals, Inc., Class A(a)(b)	8,992,022	37,047,131
Krystal Biotech, Inc.(a)(b)(c)	1,605,317	292,215,854
Myriad Genetics, Inc.(a)(b)	5,786,842	158,501,602
Protagonist Therapeutics, Inc.(a)(b)(c)	3,753,220	168,894,900
REGENXBIO, Inc.(a)(b)(c)	2,908,581	30,511,015
TG Therapeutics, Inc.(a)(b)(c)	8,499,967	198,814,228
Vericel Corp.(a)(b)(c)	3,114,076	131,569,711
Vir Biotechnology, Inc.(b)(c)	5,856,206	43,862,983
Xencor, Inc.(a)(b)(c)	3,927,929	78,990,652

		2,008,877,382

Broadline Retail — 0.6%
Etsy, Inc.(a)(b)(c)	7,285,732	404,576,698
Kohl’s Corp.(a)	7,085,731	149,508,924

		554,085,622

Building Products — 2.7%
American Woodmark Corp.(a)(b)	990,146	92,529,144
Apogee Enterprises, Inc.(a)	1,393,254	97,548,679
Armstrong World Industries, Inc.(a)	2,774,635	364,670,278
AZZ, Inc.(a)	1,899,795	156,942,065
CSW Industrials, Inc.(a)(c)	1,055,927	386,881,094
Gibraltar Industries, Inc.(a)(b)(c)	1,935,833	135,372,802

12	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Griffon Corp.(a)(c)	2,596,626	$181,763,820
Hayward Holdings, Inc.(b)(c)	9,047,093	138,782,407
Insteel Industries, Inc.(a)	1,243,852	38,671,359
Masterbrand, Inc.(a)(b)	8,096,571	150,110,426
Quanex Building Products Corp.(a)	3,001,604	83,294,511
Resideo Technologies, Inc.(a)(b)	9,297,859	187,258,880
Zurn Elkay Water Solutions Corp.(a)(c)	9,116,460	327,645,572

		2,341,471,037

Capital Markets — 2.4%
Artisan Partners Asset Management, Inc., Class A(a)	4,468,255	193,564,807
BGC Group, Inc., Class A(a)	21,227,840	194,871,571
Brightsphere Investment Group, Inc.	1,778,322	45,169,379
Cohen & Steers, Inc.	1,701,506	163,259,501
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,696,674	111,692,049
Moelis & Co., Class A	3,252,111	222,802,125
Piper Sandler Cos.(a)(c)	1,005,318	285,319,302
PJT Partners, Inc., Class A(a)(c)	1,510,983	201,474,473
StepStone Group, Inc., Class A(a)	3,979,414	226,150,098
StoneX Group, Inc.(a)(b)(c)	1,802,832	147,615,884
Virtu Financial, Inc., Class A(a)	5,222,416	159,074,791
Virtus Investment Partners, Inc.(a)	422,878	88,571,797
WisdomTree, Inc.(a)	7,614,054	76,064,399

		2,115,630,176

Chemicals — 2.1%
AdvanSix, Inc.(a)	1,699,867	51,641,959
Balchem Corp.(a)	2,059,945	362,550,320
Hawkins, Inc.(a)(c)	1,208,113	153,998,164
HB Fuller Co.(a)	3,461,941	274,808,877
Ingevity Corp.(a)(b)(c)	2,308,745	90,041,055
Innospec, Inc.(a)	1,583,865	179,119,293
Koppers Holdings, Inc.(a)	1,312,553	47,947,561
Mativ Holdings, Inc.(a)	3,451,086	58,633,951
Minerals Technologies, Inc.(a)	2,049,719	158,299,798
Quaker Chemical Corp.	879,017	148,105,574
Sensient Technologies Corp.(a)	2,712,473	217,594,584
Stepan Co.(a)	1,347,441	104,089,817

		1,846,830,953

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.(a)	3,998,887	210,981,278
Brady Corp., Class A, NVS(a)	2,790,404	213,828,659
CoreCivic, Inc.(a)(b)	7,004,822	88,610,998
Deluxe Corp.(a)	2,808,427	54,736,242
Enviri Corp.(a)(b)(c)	5,089,018	52,620,446
GEO Group, Inc. (The)(a)(b)	8,654,870	111,215,079
Healthcare Services Group, Inc.(a)(b)	4,661,585	52,069,904
HNI Corp.(a)	3,003,565	161,711,940
Interface, Inc., Class A(a)	3,703,714	70,259,455
Liquidity Services, Inc.(b)(c)	1,425,757	32,507,260
Matthews International Corp., Class A(a)	1,957,294	45,409,221
MillerKnoll, Inc.(a)	4,435,806	109,830,557
OPENLANE, Inc.(a)(b)(c)	6,899,344	116,460,927
Pitney Bowes, Inc.	7,894,604	56,288,527
UniFirst Corp.(a)(c)	954,018	189,515,676
Vestis Corp.(a)(c)	7,266,163	108,265,829
Viad Corp.(a)(b)	1,353,820	\48,507,371

		1,722,819,369

Communications Equipment — 0.8%
Calix, Inc.(a)(b)(c)	3,731,594	144,748,531
Digi International, Inc.(a)(b)(c)	2,313,246	63,683,662
Extreme Networks, Inc.(b)(c)	5,798,272	87,148,028

Security	Shares	Value

Communications Equipment (continued)
Harmonic, Inc.(a)(b)	7,412,856	$108,005,312
NetScout Systems, Inc.(a)(b)	4,530,426	98,536,765
Viasat, Inc.(b)(c)	5,357,239	63,965,434
Viavi Solutions, Inc.(a)(b)(c)	14,095,047	127,137,324

		693,225,056

Construction & Engineering — 1.1%
Arcosa, Inc.(a)	3,097,578	293,526,491
Dycom Industries, Inc.(a)(b)	1,847,202	364,083,514
Granite Construction, Inc.(a)	2,774,152	219,934,771
MYR Group, Inc.(a)(b)	1,051,949	107,540,746

		985,085,522

Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	1,781,705	84,773,524
Encore Capital Group, Inc.(a)(b)(c)	1,510,139	71,384,271
Enova International, Inc.(a)(b)(c)	1,676,492	140,473,265
EZCORP, Inc., Class A, NVS(a)(b)(c)	3,311,624	37,123,305
Green Dot Corp., Class A(a)(b)	2,961,912	34,683,990
Navient Corp.	5,004,115	78,014,153
PRA Group, Inc.(a)(b)(c)	2,506,953	56,055,469
PROG Holdings, Inc.(a)	2,697,610	130,807,109
World Acceptance Corp.(b)(c)	210,585	24,844,818

		658,159,904

Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)(a)	2,047,463	102,659,795
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,201,000	92,464,010
Grocery Outlet Holding Corp.(a)(b)(c)	6,244,214	109,585,956
PriceSmart, Inc.(a)	1,597,032	146,575,597
SpartanNash Co.(a)	2,158,587	48,373,935
United Natural Foods, Inc.(a)(b)(c)	3,784,205	63,650,328

		563,309,621

Containers & Packaging — 0.5%
Myers Industries, Inc.(a)	2,381,013	32,905,600
O-I Glass, Inc.(a)(b)(c)	9,890,593	129,764,580
Sealed Air Corp.(a)	7,796,625	283,017,488

		445,687,668

Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(a)(b)(c)	2,401,443	181,260,918
Frontdoor, Inc.(a)(b)(c)	4,859,288	233,197,231
Mister Car Wash, Inc.(b)(c)	5,970,149	38,865,670
Perdoceo Education Corp.(a)	3,919,253	87,164,187
Strategic Education, Inc.(a)	1,548,276	143,292,944
Stride, Inc.(a)(b)(c)	2,701,747	230,486,037

		914,266,987

Diversified REITs — 0.8%
Alexander & Baldwin, Inc.(a)	4,613,183	88,573,114
American Assets Trust, Inc.	3,017,570	80,629,470
Armada Hoffler Properties, Inc.(a)	4,341,724	47,020,871
Essential Properties Realty Trust, Inc.(a)	11,104,364	379,214,031
Global Net Lease, Inc.	8,880,109	74,770,518

		670,208,004

Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.(a)	2,686,666	203,971,683
Consolidated Communications Holdings, Inc.(b)	4,850,375	22,505,740
Lumen Technologies, Inc.(b)(c)	47,061,267	334,134,996

		560,612,419

Electric Utilities — 0.5%
MGE Energy, Inc.(a)	2,316,889	211,879,499
Otter Tail Corp.(a)	2,665,015	208,297,572

		420,177,071

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.5%
Powell Industries, Inc.(c)	595,802	$132,262,086
Sunrun, Inc.(a)(b)(c)	14,194,249	256,348,137
Vicor Corp.(b)(c)	1,461,021	61,508,984

		450,119,207

Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.(a)(c)	2,392,173	251,752,287
Arlo Technologies, Inc.(a)(b)(c)	6,392,713	77,415,754
Badger Meter, Inc.(a)(c)	1,867,406	407,860,144
Benchmark Electronics, Inc.(a)	2,300,897	101,975,755
CTS Corp.(a)	1,928,919	93,321,101
ePlus, Inc.(a)(b)(c)	1,693,719	166,560,326
Insight Enterprises, Inc.(a)(b)(c)	1,779,292	383,241,704
Itron, Inc.(a)(b)(c)	2,854,932	304,935,287
Knowles Corp.(a)(b)(c)	5,617,238	101,278,801
OSI Systems, Inc.(a)(b)(c)	1,006,986	152,890,684
PC Connection, Inc.(c)	784,976	59,210,740
Plexus Corp.(a)(b)(c)	1,728,822	236,347,256
Rogers Corp.(a)(b)(c)	1,075,029	121,489,027
Sanmina Corp.(a)(b)	3,470,027	237,523,348
ScanSource, Inc.(a)(b)(c)	1,444,046	69,357,529
TTM Technologies, Inc.(a)(b)(c)	6,475,672	118,181,014

		2,883,340,757

Energy Equipment & Services — 2.0%
Archrock, Inc.(a)	10,727,782	217,130,308
Bristow Group, Inc.(a)(b)(c)	1,563,403	54,234,450
Cactus, Inc., Class A(a)(c)	4,221,397	251,890,759
Core Laboratories, Inc.(a)(c)	2,980,100	55,221,253
Helix Energy Solutions Group, Inc.(a)(b)(c)	9,108,391	101,103,140
Helmerich & Payne, Inc.(a)	6,271,387	190,775,593
Innovex International, Inc.(b)(c)	2,292,533	33,654,384
Liberty Energy, Inc., Class A(a)	10,534,190	201,097,687
Nabors Industries Ltd.(a)(b)(c)	574,172	37,016,869
Oceaneering International, Inc.(a)(b)(c)	6,454,904	160,533,462
Patterson-UTI Energy, Inc.(a)	22,790,070	174,344,036
ProPetro Holding Corp.(b)(c)	5,130,542	39,299,952
RPC, Inc.	5,284,772	33,611,150
Tidewater, Inc.(b)(c)	2,491,367	178,855,237

		1,728,768,280

Entertainment — 0.5%
Cinemark Holdings, Inc.(a)(b)(c)	6,781,367	188,793,257
Madison Square Garden Sports Corp.,
Class A(a)(b)	1,060,672	220,895,551

		409,688,808

Financial Services — 2.0%
EVERTEC, Inc.(a)	4,063,509	137,712,320
HA Sustainable Infrastructure Capital, Inc.(a)	7,375,507	254,233,726
Jackson Financial, Inc., Class A	1,652,947	150,798,355
Mr. Cooper Group, Inc.(a)(b)	4,105,669	378,460,568
NCR Atleos Corp.(a)(b)(c)	4,608,364	131,476,625
NMI Holdings, Inc., Class A(a)(b)	5,076,228	209,089,831
Payoneer Global, Inc.(b)(c)	16,028,953	120,698,016
Radian Group, Inc.	3,283,945	113,920,052
Walker & Dunlop, Inc.(a)	2,035,893	231,257,086

		1,727,646,579

Food Products — 1.2%
B&G Foods, Inc.(a)	5,063,965	44,968,009
Cal-Maine Foods, Inc.(a)(c)	2,584,591	193,430,790
Fresh Del Monte Produce, Inc.	2,131,590	62,967,169
Hain Celestial Group, Inc. (The)(a)(b)(c)	5,707,187	49,253,024
J & J Snack Foods Corp.(a)(c)	990,101	170,416,184

Security	Shares	Value

Food Products (continued)
John B Sanfilippo & Son, Inc.(a)	572,087	$53,953,525
Simply Good Foods Co. (The)(a)(b)(c)	5,805,839	201,869,022
Tootsie Roll Industries, Inc.	1,054,512	32,658,237
TreeHouse Foods, Inc.(a)(b)(c)	2,976,362	124,947,677
WK Kellogg Co.	4,215,061	72,119,694

		1,006,583,331

Gas Utilities — 0.3%
Chesapeake Utilities Corp.(a)	1,430,398	177,612,520
Northwest Natural Holding Co.(a)	2,456,375	100,269,228

		277,881,748

Ground Transportation — 0.9%
ArcBest Corp.(a)(c)	1,506,654	163,396,626
Heartland Express, Inc.	2,761,650	33,913,062
Hertz Global Holdings, Inc.(b)(c)	7,840,939	25,875,099
Marten Transport Ltd.	3,671,986	64,994,152
RXO, Inc.(a)(b)(c)	8,718,221	244,110,188
Schneider National, Inc., Class B(c)	2,986,551	85,236,166
Werner Enterprises, Inc.(a)	3,925,433	151,482,459

		769,007,752

Health Care Equipment & Supplies — 4.1%
Artivion, Inc.(a)(b)(c)	2,395,069	63,756,737
Avanos Medical, Inc.(a)(b)(c)	2,918,875	70,140,566
CONMED Corp.(a)(c)	1,962,609	141,150,839
Embecta Corp.(a)	3,663,804	51,659,636
Glaukos Corp.(a)(b)(c)	3,488,775	454,517,607
ICU Medical, Inc.(a)(b)(c)	1,550,913	282,607,367
Inari Medical, Inc.(a)(b)(c)	3,193,929	131,717,632
Inspire Medical Systems, Inc.(a)(b)(c)	1,893,441	399,610,723
Integer Holdings Corp.(a)(b)(c)	2,129,095	276,782,350
Integra LifeSciences Holdings Corp.(a)(b)(c)	4,251,855	77,256,205
LeMaitre Vascular, Inc.(a)	1,298,719	120,638,008
Merit Medical Systems, Inc.(a)(b)(c)	3,695,827	365,258,582
Omnicell, Inc.(a)(b)(c)	2,930,765	127,781,354
QuidelOrtho Corp.(a)(b)(c)	3,672,139	167,449,538
STAAR Surgical Co.(a)(b)(c)	3,134,482	116,446,006
Tandem Diabetes Care, Inc.(a)(b)(c)	4,171,198	176,900,507
TransMedics Group, Inc.(a)(b)	2,118,065	332,536,205
UFP Technologies, Inc.(a)(b)(c)	462,982	146,626,399

		3,502,836,261

Health Care Providers & Services — 2.4%
AdaptHealth Corp.(b)(c)	6,712,942	75,386,339
Addus HomeCare Corp.(a)(b)(c)	1,140,499	151,720,582
AMN Healthcare Services, Inc.(a)(b)(c)	2,422,656	102,696,388
Astrana Health, Inc.(a)(b)(c)	2,646,445	153,335,023
CorVel Corp.(b)(c)	576,567	188,473,987
Cross Country Healthcare, Inc.(a)(b)(c)	2,032,940	27,322,714
Fulgent Genetics, Inc.(b)(c)	1,279,118	27,795,234
National HealthCare Corp.(a)	783,804	98,579,029
NeoGenomics, Inc.(a)(b)(c)	8,166,769	120,459,843
Owens & Minor, Inc.(a)(b)(c)	4,710,854	73,913,299
Patterson Cos., Inc.(a)	4,983,062	108,830,074
Pediatrix Medical Group, Inc.(a)(b)	5,368,313	62,218,748
Premier, Inc., Class A(a)	6,679,094	133,581,880
Privia Health Group, Inc.(a)(b)(c)	6,517,800	118,689,138
Progyny, Inc.(a)(b)(c)	4,989,192	83,618,858
RadNet, Inc.(b)(c)	3,513,849	243,825,982
Select Medical Holdings Corp.(a)	6,687,598	233,196,542
U.S. Physical Therapy, Inc.(a)	964,431	81,619,796

		2,085,263,456

14	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care REITs — 0.8%
CareTrust REIT, Inc.(a)	9,791,539	$302,166,894
LTC Properties, Inc.(a)	2,771,528	101,687,362
Medical Properties Trust, Inc.(a)(c)	38,103,778	222,907,101
Universal Health Realty Income Trust(a)	815,009	37,286,662

		664,048,019

Health Care Technology — 0.3%
Certara, Inc.(b)(c)	6,949,498	81,378,622
HealthStream, Inc.(a)(c)	1,536,660	44,317,274
Schrodinger, Inc.(a)(b)(c)	3,516,670	65,234,229
Simulations Plus, Inc.(a)(c)	1,036,695	33,194,974

		224,125,099

Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.(a)	14,217,431	211,128,850
DiamondRock Hospitality Co.(a)	13,164,744	114,928,215
Pebblebrook Hotel Trust(a)(c)	7,682,076	101,633,865
Service Properties Trust(a)	10,537,979	48,053,184
Summit Hotel Properties, Inc.(a)	6,933,085	47,560,963
Sunstone Hotel Investors, Inc.(a)	12,915,091	133,283,739
Xenia Hotels & Resorts, Inc.(a)	6,497,800	95,972,506

		752,561,322

Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.(a)(b)(c)	1,481,176	48,227,091
Bloomin’ Brands, Inc.(a)	4,803,846	79,407,574
Brinker International, Inc.(a)(b)(c)	2,825,242	216,215,770
Cheesecake Factory, Inc. (The)(a)	2,972,779	120,546,188
Chuy’s Holdings, Inc.(a)(b)(c)	1,102,172	41,221,233
Cracker Barrel Old Country Store, Inc.(a)	1,410,325	63,958,239
Dave & Buster’s Entertainment, Inc.(a)(b)(c)	2,010,381	68,453,473
Golden Entertainment, Inc.	1,358,433	43,184,585
Jack in the Box, Inc.(a)	1,214,932	56,542,935
Monarch Casino & Resort, Inc.	808,776	64,111,674
Papa John’s International, Inc.(a)	2,079,031	111,997,400
Penn Entertainment, Inc.(a)(b)(c)	9,499,678	179,163,927
Sabre Corp.(a)(b)(c)	24,501,004	89,918,685
Shake Shack, Inc., Class A(a)(b)(c)	2,538,814	262,030,993
Six Flags Entertainment Corp.(a)(c)	5,913,001	238,353,070

		1,683,332,837

Household Durables — 3.3%
Cavco Industries, Inc.(a)(b)(c)	524,056	224,421,741
Century Communities, Inc.(a)	1,751,206	180,339,194
Ethan Allen Interiors, Inc.(a)	1,446,742	46,136,602
Green Brick Partners, Inc.(b)(c)	1,956,263	163,387,086
Helen of Troy Ltd.(a)(b)(c)	1,449,158	89,630,422
Installed Building Products, Inc.(a)(c)	1,479,288	364,304,256
La-Z-Boy, Inc.(a)	2,671,427	114,684,361
Leggett & Platt, Inc.(a)	8,521,930	116,068,687
LGI Homes, Inc.(a)(b)(c)	1,317,686	156,172,145
M/I Homes, Inc.(a)(b)	1,740,534	298,257,906
Meritage Homes Corp.(a)	2,306,381	472,969,552
Newell Brands, Inc.(a)	26,504,587	203,555,228
Sonos, Inc.(a)(b)(c)	7,687,041	94,473,734
Tri Pointe Homes, Inc.(a)(b)	5,942,639	269,260,973
Worthington Enterprises, Inc.	1,988,091	82,406,372

		2,876,068,259

Household Products — 0.6%
Central Garden & Pet Co.(a)(b)(c)	609,417	22,225,438
Central Garden & Pet Co., Class A, NVS(b)(c)	3,303,663	103,735,018
Energizer Holdings, Inc.(a)	4,149,689	131,794,123
WD-40 Co.(a)(c)	860,294	221,852,617

		479,607,196

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A(a)	2,232,566	$63,561,154
Clearway Energy, Inc., Class C(a)	5,277,583	161,916,246

		225,477,400

Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	1,799,039	242,150,649
LXP Industrial Trust(a)	18,691,936	187,853,957

		430,004,606

Insurance — 2.2%
Ambac Financial Group, Inc.(b)	2,217,455	24,857,671
AMERISAFE, Inc.(a)	1,210,625	58,509,506
Assured Guaranty Ltd.(a)	3,140,450	249,728,584
Employers Holdings, Inc.(a)	1,575,427	75,573,233
Genworth Financial, Inc., Class A(a)(b)	27,362,221	187,431,214
Goosehead Insurance, Inc., Class A(a)(b)(c)	1,537,509	137,299,554
HCI Group, Inc.(a)	536,230	57,408,784
Horace Mann Educators Corp.(a)	2,582,067	90,243,242
Lincoln National Corp.	8,415,055	265,158,383
Mercury General Corp.	1,693,698	106,669,100
Palomar Holdings, Inc.(a)(b)(c)	1,668,451	157,952,256
ProAssurance Corp.(a)(b)	3,329,028	50,068,581
Safety Insurance Group, Inc.(a)	949,086	77,616,253
SiriusPoint Ltd.(b)(c)	6,231,289	89,356,684
Stewart Information Services Corp.(a)	1,760,934	131,612,207
Trupanion, Inc.(a)(b)(c)	2,115,920	88,826,322
United Fire Group, Inc.(a)	1,388,898	29,069,635

		1,877,381,209

Interactive Media & Services — 1.1%
Cargurus, Inc., Class A(a)(b)(c)	5,566,931	167,174,938
Cars.com, Inc.(a)(b)(c)	3,858,336	64,665,711
IAC, Inc.(a)(b)(c)	4,488,962	241,595,935
QuinStreet, Inc.(a)(b)(c)	3,511,424	67,173,541
Shutterstock, Inc.	1,552,409	54,908,706
TripAdvisor, Inc.(a)(b)(c)	6,976,673	101,091,992
Yelp, Inc.(a)(b)(c)	4,263,341	149,558,002
Ziff Davis, Inc.(a)(b)(c)	2,841,620	138,273,229

		984,442,054

IT Services — 0.7%
DigitalOcean Holdings, Inc.(b)(c)	4,018,198	162,295,017
DXC Technology Co.(a)(b)(c)	11,481,442	238,239,921
Perficient, Inc.(a)(b)	2,240,064	169,080,031

		569,614,969

Leisure Products — 0.3%
Sturm Ruger & Co., Inc.(a)	1,078,166	44,937,959
Topgolf Callaway Brands Corp.(b)(c)	8,990,556	98,716,305
Vista Outdoor, Inc.(a)(b)(c)	3,709,519	145,338,954

		288,993,218

Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc.(b)(c)	2,286,078	57,243,393
Cytek Biosciences, Inc.(a)(b)(c)	6,813,818	37,748,552
Fortrea Holdings, Inc.(a)(b)(c)	5,674,733	113,494,660
Mesa Laboratories, Inc.(a)(c)	345,975	44,928,313
OmniAb, Inc., 12.50 Earnout Shares(b)(d)	450,637	5
OmniAb, Inc., 15.00 Earnout Shares(b)(d)	450,637	5

		253,414,928

Machinery — 4.8%
Alamo Group, Inc.(a)	658,780	118,666,041
Albany International Corp., Class A(a)	1,981,395	176,046,946
Astec Industries, Inc.(a)	1,458,532	46,585,512
Barnes Group, Inc.(a)	2,912,449	117,692,064

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Enerpac Tool Group Corp., Class A(a)	3,460,849	$144,974,965
Enpro, Inc.(a)(c)	1,343,005	217,808,551
ESCO Technologies, Inc.(a)	1,649,289	212,725,295
Federal Signal Corp.(a)(c)	3,882,315	362,841,160
Franklin Electric Co., Inc.(a)	2,494,057	261,427,055
Gates Industrial Corp. PLC(a)(b)(c)	14,358,532	251,992,237
Greenbrier Cos., Inc. (The)(a)	1,983,854	100,958,330
Hillenbrand, Inc.(a)	4,474,846	124,400,719
John Bean Technologies Corp.(a)(c)	2,028,684	199,845,661
Kennametal, Inc.(a)	4,963,897	128,713,849
Lindsay Corp.(a)	691,529	86,192,175
Mueller Industries, Inc.(a)(c)	7,194,815	533,135,791
Proto Labs, Inc.(a)(b)(c)	1,597,485	46,918,134
SPX Technologies, Inc.(a)(b)(c)	2,935,206	468,047,949
Standex International Corp.(a)(c)	755,371	138,066,711
Tennant Co.(a)	1,205,023	115,730,409
Titan International, Inc.(b)(c)	3,138,788	25,518,346
Trinity Industries, Inc.(a)	5,253,139	183,019,363
Wabash National Corp.(a)	2,794,966	53,635,398

		4,114,942,661

Marine Transportation — 0.4%
Matson, Inc.(a)	2,132,101	304,080,245

Media — 0.8%
Cable One, Inc.(a)	292,667	102,371,990
EchoStar Corp., Class A(a)(b)(c)	7,663,668	190,212,240
John Wiley & Sons, Inc., Class A(a)	2,618,450	126,340,213
Scholastic Corp., NVS(a)	1,597,184	51,125,860
TechTarget, Inc.(a)(b)(c)	1,644,971	40,219,541
TEGNA, Inc.(a)	10,540,620	166,330,984
Thryv Holdings, Inc.(a)(b)(c)	2,182,901	37,611,384

		714,212,212

Metals & Mining — 2.5%
Alpha Metallurgical Resources, Inc.(a)	696,612	164,525,822
Arch Resources, Inc., Class A(a)	1,152,531	159,233,683
ATI, Inc.(a)(b)(c)	7,902,090	528,728,842
Carpenter Technology Corp.(a)(c)	3,171,099	506,043,978
Century Aluminum Co.(b)(c)	3,300,675	53,569,955
Haynes International, Inc.(a)	812,322	48,365,652
Kaiser Aluminum Corp.(a)	1,012,508	73,427,080
Materion Corp.(a)(c)	1,319,664	147,617,615
Metallus, Inc.(a)(b)(c)	2,446,388	36,279,934
MP Materials Corp., Class A(b)(c)	7,772,801	137,189,938
SunCoke Energy, Inc.(a)	5,379,185	46,691,326
Warrior Met Coal, Inc.(c)	2,470,246	157,848,719
Worthington Steel, Inc.	2,208,743	75,119,349

		2,134,641,893

Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.(a)(c)	8,141,792	74,823,068
Arbor Realty Trust, Inc.(a)(c)	9,861,728	153,448,488
ARMOUR Residential REIT, Inc.(a)(c)	3,097,832	63,195,773
Blackstone Mortgage Trust, Inc., Class A(a)	11,025,196	209,588,976
Ellington Financial, Inc.(a)	5,539,701	71,406,746
Franklin BSP Realty Trust, Inc.(a)	5,234,406	68,361,342
KKR Real Estate Finance Trust, Inc.(a)	3,725,472	46,009,579
New York Mortgage Trust, Inc.(a)(c)	5,794,156	36,677,007
PennyMac Mortgage Investment Trust(a)	5,517,751	78,683,129
Ready Capital Corp.(a)	10,685,668	81,531,647

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.(a)	8,398,836	$64,923,002
Two Harbors Investment Corp.(a)	6,582,519	91,365,364

		1,040,014,121

Multi-Utilities — 0.3%
Avista Corp.(a)	4,984,645	193,154,994
Unitil Corp.(a)	1,034,620	62,677,280

		255,832,274

Office REITs — 1.1%
Brandywine Realty Trust(a)	11,145,037	60,629,001
Douglas Emmett, Inc.	8,150,864	143,210,680
Easterly Government Properties, Inc.(a)	6,150,147	83,518,996
Highwoods Properties, Inc.(a)	6,731,725	225,580,105
Hudson Pacific Properties, Inc.(a)	8,561,879	40,925,782
JBG SMITH Properties(a)	5,329,869	93,166,110
SL Green Realty Corp.(a)	4,115,441	286,475,848

		933,506,522

Oil, Gas & Consumable Fuels — 2.3%
California Resources Corp.	4,418,240	231,825,053
Comstock Resources, Inc.(c)	5,755,363	64,057,190
CONSOL Energy, Inc.(a)(c)	1,698,626	177,761,211
CVR Energy, Inc.	2,186,459	50,354,151
Dorian LPG Ltd.(a)	2,317,323	79,762,258
Green Plains, Inc.(a)(b)(c)	4,102,860	55,552,724
Magnolia Oil & Gas Corp., Class A(a)	11,947,496	291,757,852
Northern Oil & Gas, Inc.(a)	6,330,459	224,161,553
Par Pacific Holdings, Inc.(b)	2,703,882	47,588,323
Peabody Energy Corp.(a)	8,021,426	212,888,646
REX American Resources Corp.(a)(b)(c)	985,341	45,611,435
SM Energy Co.(a)	7,265,054	290,384,208
Talos Energy, Inc.(b)(c)	7,896,452	81,728,278
Vital Energy, Inc.(b)(c)	1,725,440	46,414,336
World Kinect Corp.(a)	3,753,612	116,024,147

		2,015,871,365

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)(b)(c)	1,063,906	30,363,877
Mercer International, Inc.	108,020	731,295
Sylvamo Corp.(a)	2,187,108	187,763,222

		218,858,394

Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)(b)	8,010,190	362,140,690
Allegiant Travel Co.(a)	927,844	51,087,091
JetBlue Airways Corp.(a)(b)(c)	18,945,833	124,284,664
SkyWest, Inc.(a)(b)	2,546,648	216,516,013
Sun Country Airlines Holdings, Inc.(b)(c)	2,490,240	27,915,590

		781,944,048

Personal Care Products — 0.3%
Edgewell Personal Care Co.(a)	3,132,052	113,818,770
Inter Parfums, Inc.	1,138,960	147,472,541
Nu Skin Enterprises, Inc., Class A	241,569	1,780,364
USANA Health Sciences, Inc.(b)(c)	706,855	26,803,942

		289,875,617

Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(b)(c)	2,419,360	117,411,541
ANI Pharmaceuticals, Inc.(a)(b)(c)	1,053,859	62,873,228
Collegium Pharmaceutical, Inc.(a)(b)(c)	2,046,364	79,071,505
Corcept Therapeutics, Inc.(a)(b)(c)	5,905,167	273,291,129
Harmony Biosciences Holdings, Inc.(b)(c)	1,919,602	76,784,080
Innoviva, Inc.(a)(b)(c)	3,497,302	67,532,902
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,164,564	116,561,211

16	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Organon & Co.(a)	16,348,125	$312,739,631
Pacira BioSciences, Inc.(a)(b)(c)	2,950,667	44,407,538
Phibro Animal Health Corp., Class A(a)	1,300,975	29,297,957
Prestige Consumer Healthcare, Inc.(a)(b)(c)	3,172,022	228,702,786
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,504,248	109,262,453

		1,517,935,961

Professional Services — 1.4%
CSG Systems International, Inc.(a)	1,794,940	87,323,831
Heidrick & Struggles International, Inc.(a)	1,299,634	50,503,777
Kelly Services, Inc., Class A, NVS(a)	2,064,133	44,193,088
Korn Ferry(a)	3,349,669	252,029,096
NV5 Global, Inc.(a)(b)(c)	833,146	77,882,488
Robert Half, Inc.(a)	6,495,027	437,829,770
Verra Mobility Corp., Class A(a)(b)(c)	10,455,182	290,758,611

		1,240,520,661

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(b)(c)	9,772,752	133,202,610
eXp World Holdings, Inc.(c)	5,407,431	76,190,703
Kennedy-Wilson Holdings, Inc.(a)	7,506,901	82,951,256
Marcus & Millichap, Inc.	1,534,914	60,828,642
St. Joe Co. (The)	2,413,845	140,751,302

		493,924,513

Residential REITs — 0.4%
Centerspace(a)	971,901	68,489,863
Elme Communities(a)	5,608,632	98,655,837
NexPoint Residential Trust, Inc.(a)	1,403,959	61,788,236
Veris Residential, Inc.(a)	5,130,878	91,637,481

		320,571,417

Retail REITs — 1.8%
Acadia Realty Trust(a)	6,711,459	157,585,057
Getty Realty Corp.(a)	3,176,762	101,052,799
Macerich Co. (The)(a)	13,715,154	250,164,409
Phillips Edison & Co., Inc.(a)	7,778,246	293,317,657
Retail Opportunity Investments Corp.(a)	8,121,498	127,751,164
Saul Centers, Inc.	771,949	32,390,980
SITE Centers Corp.(a)	3,004,016	181,742,968
Tanger, Inc.(a)	6,943,991	230,401,621
Urban Edge Properties(a)	7,705,691	164,824,730
Whitestone REIT(a)	2,818,239	38,130,774

		1,577,362,159

Semiconductors & Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor Ltd.(a)(b)(c)	1,508,962	56,012,669
Axcelis Technologies, Inc.(a)(b)(c)	2,071,237	217,169,199
CEVA, Inc.(a)(b)(c)	1,515,144	36,590,728
Cohu, Inc.(a)(b)(c)	2,990,007	76,843,180
Diodes, Inc.(a)(b)(c)	2,942,282	188,570,853
FormFactor, Inc.(a)(b)	4,914,213	226,053,798
Ichor Holdings Ltd.(a)(b)	2,139,990	68,073,082
Impinj, Inc.(a)(b)(c)	1,446,006	313,089,219
Kulicke & Soffa Industries, Inc.(a)(c)	3,473,108	156,741,364
MaxLinear, Inc.(a)(b)(c)	4,849,862	70,226,002
PDF Solutions, Inc.(a)(b)(c)	1,968,951	62,376,368
Photronics, Inc.(a)(b)(c)	4,038,979	100,005,120
Semtech Corp.(a)(b)(c)	4,764,594	217,551,362
SiTime Corp.(a)(b)(c)	1,189,814	204,064,999
SMART Global Holdings, Inc.(a)(b)(c)	3,361,387	70,421,058
SolarEdge Technologies, Inc.(a)(b)(c)	3,639,791	83,387,612
Ultra Clean Holdings, Inc.(a)(b)(c)	2,869,412	114,575,621

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc.(a)(b)(c)	3,606,830	$119,494,278
Wolfspeed, Inc.(a)(b)(c)	8,023,263	77,825,651

		2,459,072,163

Software — 3.9%
A10 Networks, Inc.(a)	4,692,277	67,756,480
ACI Worldwide, Inc.(a)(b)	6,645,082	338,234,674
Adeia, Inc.(a)	6,954,066	82,822,926
Agilysys, Inc.(a)(b)(c)	1,420,070	154,745,028
Alarm.com Holdings, Inc.(a)(b)(c)	3,137,944	171,551,398
BlackLine, Inc.(a)(b)	3,288,040	181,302,526
Box, Inc., Class A(a)(b)(c)	9,237,808	302,353,456
Clear Secure, Inc., Class A(a)	5,877,667	194,785,884
DoubleVerify Holdings, Inc.(a)(b)	8,992,906	151,440,537
Envestnet, Inc.(b)(c)	1,895,698	118,708,609
InterDigital, Inc.(a)	1,602,417	226,950,320
LiveRamp Holdings, Inc.(a)(b)	4,246,432	105,226,585
MARA Holdings, Inc.(a)(b)(c)	18,697,460	303,272,801
N-able, Inc.(b)	4,471,355	58,395,896
NCR Voyix Corp.(a)(b)(c)	9,263,258	125,702,411
Progress Software Corp.(a)(c)	2,725,403	183,610,400
SolarWinds Corp.	3,467,727	45,253,837
Sprinklr, Inc., Class A(a)(b)(c)	7,648,819	59,125,371
SPS Commerce, Inc.(a)(b)	2,355,221	457,313,262

		3,328,552,401

Specialized REITs — 0.6%
Four Corners Property Trust, Inc.(a)	5,904,255	173,053,714
Outfront Media, Inc.(a)	8,749,261	160,811,417
Safehold, Inc.(c)	2,924,523	76,710,238
Uniti Group, Inc.(a)	15,509,488	87,473,512

		498,048,881

Specialty Retail — 4.1%
Academy Sports & Outdoors, Inc.(a)(c)	4,579,700	267,271,292
Advance Auto Parts, Inc.(a)	3,798,933	148,120,398
American Eagle Outfitters, Inc.(a)	11,350,356	254,134,471
Asbury Automotive Group, Inc.(a)(b)(c)	1,268,611	302,677,898
Bath & Body Works, Inc.(a)	14,172,945	452,400,404
Boot Barn Holdings, Inc.(a)(b)(c)	1,936,805	323,988,740
Buckle, Inc. (The)	1,900,152	83,549,683
Caleres, Inc.(a)(c)	2,238,709	73,989,332
Foot Locker, Inc.(a)	5,233,779	135,240,849
Group 1 Automotive, Inc.(a)(c)	830,864	318,254,147
Guess?, Inc.	1,815,487	36,545,753
Leslie’s, Inc.(a)(b)(c)	11,817,675	37,343,853
MarineMax, Inc.(a)(b)(c)	1,256,314	44,310,195
Monro, Inc.(a)	1,900,697	54,854,115
National Vision Holdings, Inc.(a)(b)(c)	4,995,264	54,498,330
ODP Corp. (The)(a)(b)(c)	2,133,180	63,462,105
Sally Beauty Holdings, Inc.(a)(b)(c)	6,530,650	88,620,921
Shoe Carnival, Inc.(c)	1,129,184	49,514,718
Signet Jewelers Ltd.(a)(c)	2,832,288	292,122,184
Sonic Automotive, Inc., Class A	926,169	54,162,363
Upbound Group, Inc.(a)	3,091,661	98,902,235
Urban Outfitters, Inc.(b)(c)	3,618,523	138,625,616
Victoria’s Secret & Co.(a)(b)(c)	4,989,296	128,224,907

		3,500,814,509

Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(b)(c)	2,912,351	20,269,963
Xerox Holdings Corp.(a)	7,395,792	76,768,321

		97,038,284

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.5%
G-III Apparel Group Ltd.(a)(b)(c)	2,532,433	$77,289,855
Hanesbrands, Inc.(a)(b)	22,407,926	164,698,256
Kontoor Brands, Inc.(a)	3,182,276	260,246,531
Oxford Industries, Inc.(a)	936,009	81,208,141
Steven Madden Ltd.(a)	4,611,201	225,902,737
VF Corp.(a)	21,003,216	419,014,159
Wolverine World Wide, Inc.(a)	5,082,587	88,538,666

		1,316,898,345

Tobacco — 0.2%
Universal Corp.(a)	1,568,566	83,306,540
Vector Group Ltd.(a)	8,595,235	128,240,906

		211,547,446

Trading Companies & Distributors — 1.4%
Air Lease Corp., Class A(a)	6,576,876	297,866,714
Boise Cascade Co.(a)	2,471,087	348,373,845
DNOW, Inc.(a)(b)	6,763,409	87,450,878
DXP Enterprises, Inc.(a)(b)(c)	818,075	43,652,482
GMS, Inc.(a)(b)(c)	2,517,821	228,039,048
Rush Enterprises, Inc., Class A(a)	3,928,786	207,557,764

		1,212,940,731

Water Utilities — 0.7%
American States Water Co.(a)	2,386,560	198,776,582
California Water Service Group(a)	3,768,917	204,350,680
Middlesex Water Co.(a)	1,132,647	73,893,890
SJW Group(a)	1,890,900	109,880,199

		586,901,351

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(b)(c)	3,816,777	27,404,459

Security	Shares	Value

Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.(a)	2,932,331	$41,375,190
Telephone & Data Systems, Inc.(a)	6,193,577	144,000,665

		212,780,314

Total Long-Term Investments — 98.3% (Cost: $69,403,707,946)		84,829,026,772

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(a)(e)(f)	4,877,116,613	4,881,018,306
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(a)(e)	1,354,441,626	1,354,441,626

Total Short-Term Securities — 7.2% (Cost: $6,231,527,320)		6,235,459,932

Total Investments — 105.5% (Cost: $75,635,235,266)		91,064,486,704

Liabilities in Excess of Other Assets — (5.5)%		(4,740,220,252)

Net Assets — 100.0%		$86,324,266,452

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.(a)	$40,138,763	$2,356,974	$(25,536,400)	$(81,229,400)	$64,270,063	$—	—	$—	$—
A10 Networks, Inc.	64,830,610	6,213,162	(6,835,392)	(114,993)	3,663,093	67,756,480	4,692,277	565,304	—
AAON, Inc.(b)	401,191,982	5,087,043	(362,569,155)	186,771,023	(230,573,401)	N/A	N/A	—	—
AAR Corp.	134,187,170	14,904,141	(14,812,610)	3,717,323	8,659,267	146,655,291	2,243,808	—	—
Abercrombie & Fitch Co., Class A(a)	426,616,928	18,112,646	(558,095,183)	465,896,115	(352,530,506)	—	—	—	—
ABM Industries, Inc.	189,430,417	17,739,149	(30,111,226)	3,767,045	30,155,893	210,981,278	3,998,887	1,873,946	—
Academy Sports & Outdoors, Inc.	338,208,644	19,645,764	(45,206,688)	5,837,457	(51,213,885)	267,271,292	4,579,700	1,082,258	—
Acadia Realty Trust	118,094,664	10,634,675	(14,899,890)	(2,392,798)	46,148,406	157,585,057	6,711,459	2,472,635	—
ACI Worldwide, Inc.	244,471,131	20,824,731	(50,746,370)	9,984,029	113,701,153	338,234,674	6,645,082	—	—
Addus HomeCare Corp.	111,713,640	21,690,567	(15,225,652)	3,201,209	30,340,818	151,720,582	1,140,499	—	—
Adeia, Inc.	76,516,779	—	(653,470)	(457,319)	7,416,936	82,822,926	6,954,066	700,703	—
Adient PLC	—	126,852,673	(869,965)	(13,782)	(577,409)	125,391,517	5,555,672	—	—
ADMA Biologics, Inc.	—	298,777,821	(2,921,486)	(40,660)	33,726	295,849,401	14,799,870	—	—
Adtalem Global Education, Inc.	136,044,749	13,450,094	(29,395,086)	7,096,027	54,065,134	181,260,918	2,401,443	—	—
ADTRAN Holdings, Inc.(a)	26,105,510	532,784	(25,735,055)	(61,298,886)	60,395,647	—	—	—	—
Advance Auto Parts, Inc.	339,650,520	18,675,953	(27,135,254)	(5,041,747)	(178,029,074)	148,120,398	3,798,933	1,962,057	—

18	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Advanced Energy Industries, Inc.	$256,757,392	$18,861,570	$(31,244,675)	$4,667,667	$2,710,333	$251,752,287	2,392,173	$501,882	$—
AdvanSix, Inc.	52,228,519	3,863,306	(7,083,446)	(1,080,802)	3,714,382	51,641,959	1,699,867	579,431	—
AeroVironment, Inc.	289,734,914	23,337,323	(45,017,029)	12,802,393	75,783,378	356,640,979	1,778,758	—	—
Agilysys, Inc.	115,408,563	18,709,722	(12,586,022)	5,774,554	27,438,211	154,745,028	1,420,070	—	—
Air Lease Corp., Class A	358,689,114	23,231,469	(41,193,008)	(744,099)	(42,116,762)	297,866,714	6,576,876	2,908,846	—
Alamo Group, Inc.	159,303,329	10,149,345	(17,071,962)	2,017,535	(35,732,206)	118,666,041	658,780	355,936	—
Alarm.com Holdings, Inc.	244,650,169	18,295,266	(30,933,424)	(2,841,750)	(57,618,863)	171,551,398	3,137,944	—	—
Alaska Air Group, Inc.	366,060,323	24,272,227	(45,815,310)	2,078,245	15,545,205	362,140,690	8,010,190	—	—
Albany International Corp., Class A	197,035,295	13,964,513	(24,586,861)	2,240,532	(12,606,533)	176,046,946	1,981,395	1,090,664	—
Alexander & Baldwin, Inc.	81,114,519	6,649,064	(12,117,409)	(1,853,284)	14,780,224	88,573,114	4,613,183	2,156,795	—
Alkermes PLC	305,075,002	20,837,027	(43,561,382)	139,759	10,166,092	292,656,498	10,455,752	—	—
Allegiant Travel Co.	73,157,820	3,900,465	(6,146,777)	(9,217,041)	(10,607,376)	51,087,091	927,844	578,009	—
Alpha & Omega Semiconductor Ltd.	34,202,796	4,647,075	(5,531,976)	(259,289)	22,954,063	56,012,669	1,508,962	—	—
Alpha Metallurgical Resources, Inc.	264,412,751	17,824,040	(40,946,288)	(3,039,228)	(73,725,453)	164,525,822	696,612	—	—
AMC Networks, Inc., Class A(a)	24,968,356	821,764	(17,341,077)	(46,234,645)	37,785,602	—	—	—	—
American Assets Trust, Inc.(b)	72,317,307	5,930,674	(12,953,942)	(4,934,935)	47,093,358	N/A	N/A	2,191,987	—
American Axle & Manufacturing Holdings, Inc.	58,372,587	4,749,112	(7,509,065)	(6,438,747)	(3,014,095)	46,159,792	7,469,222	—	—
American Eagle Outfitters, Inc.	323,400,488	19,100,537	(43,256,700)	4,964,397	(50,074,251)	254,134,471	11,350,356	3,064,301	—
American Equity Investment Life Holding Co.(a)	237,031,953	2,699,524	(241,403,983)	102,729,246	(101,056,740)	—	—	1,608,040	—
American States Water Co.	180,425,468	14,860,809	(23,163,558)	1,236,751	25,417,112	198,776,582	2,386,560	2,231,104	—
American Woodmark Corp.	110,597,134	7,567,828	(15,862,244)	1,252,695	(11,026,269)	92,529,144	990,146	—	—
Ameris Bancorp	208,183,978	782,432	(12,204,720)	1,947,624	56,869,886	255,579,200	4,096,477	1,247,175	—
AMERISAFE, Inc.	64,964,180	4,687,801	(8,595,625)	(1,580,131)	(966,719)	58,509,506	1,210,625	945,596	—
AMN Healthcare Services, Inc.	159,966,403	10,860,481	(16,561,197)	(5,115,054)	(46,454,245)	102,696,388	2,422,656	—	—
Amphastar Pharmaceuticals, Inc.(b)	111,383,775	8,582,098	(14,425,042)	2,422,043	(50,508,985)	N/A	N/A	—	—
Andersons, Inc. (The)	122,629,580	8,687,881	(13,065,628)	1,974,406	(17,566,444)	102,659,795	2,047,463	391,133	—
ANI Pharmaceuticals, Inc.(c)	N/A	7,764,584	(5,873,689)	1,315,174	8,585,342	62,873,228	1,053,859	—	—
Anywhere Real Estate, Inc.(a)	46,360,549	521,081	(25,187,544)	(34,503,698)	12,809,612	—	—	—	—
Apogee Enterprises, Inc.	88,313,909	7,902,847	(14,199,851)	2,169,572	13,362,202	97,548,679	1,393,254	729,657	—
Apollo Commercial Real Estate Finance, Inc.	98,659,427	7,129,068	(13,953,068)	(6,838,369)	(10,173,990)	74,823,068	8,141,792	4,989,332	—
Apple Hospitality REIT, Inc.	235,995,243	24,183,007	(27,140,399)	(1,337,818)	(20,571,183)	211,128,850	14,217,431	7,007,399	—
Arbor Realty Trust, Inc.	130,667,896	—	—	—	22,780,592	153,448,488	9,861,728	8,481,086	—
ArcBest Corp.	227,715,000	14,061,899	(23,522,228)	4,118,929	(58,976,974)	163,396,626	1,506,654	379,791	—
Arch Resources, Inc., Class A	199,470,286	14,114,438	(26,139,412)	(2,495,337)	(25,716,292)	159,233,683	1,152,531	1,673,053	—
Archrock, Inc.	182,923,270	49,495,225	(18,086,946)	5,554,246	(2,755,487)	217,130,308	10,727,782	3,170,051	—
Arcosa, Inc.	282,727,707	19,807,876	(36,848,912)	8,359,158	19,480,662	293,526,491	3,097,578	322,401	—
Arlo Technologies, Inc.	81,276,705	7,226,449	(6,770,774)	1,442,215	(5,758,841)	77,415,754	6,392,713	—	—

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
Armada Hoffler Properties, Inc.	$47,491,964	$3,943,794		$(6,411,307)		$(1,035,302)	$3,031,722	$47,020,871	4,341,724	$1,774,956		$—
ARMOUR Residential REIT, Inc.	65,625,863	5,335,690		(9,744,760)		(17,314,282)	19,293,262	63,195,773	3,097,832	4,699,370		—
Armstrong World Industries, Inc.	370,612,482	25,260,347		(50,426,936)		4,613,514	14,610,871	364,670,278	2,774,635	1,650,664		—
Artisan Partners Asset Management, Inc., Class A	210,773,276	802,165		(6,512,892)		(42,573)	(11,455,169)	193,564,807	4,468,255	6,035,122		—
Artivion, Inc.	55,906,434	5,233,469		(11,081,969)		597,843	13,100,960	63,756,737	2,395,069	—		—
Asbury Automotive Group, Inc.	327,638,238	22,940,889		(49,375,354)		9,139,807	(7,665,682)	302,677,898	1,268,611	—		—
Assured Guaranty Ltd.	320,280,790	19,705,770		(61,254,518)		13,737,599	(42,741,057)	249,728,584	3,140,450	2,207,723		—
Astec Industries, Inc.	67,137,118	4,116,371		(6,468,769)		(2,652,297)	(15,546,911)	46,585,512	1,458,532	398,766		—
Astrana Health, Inc.	119,433,375	10,194,538		(20,191,329)		(11,063,337)	54,961,776	153,335,023	2,646,445	—		—
ATI, Inc.	440,845,464	35,913,429		(76,140,225)		22,050,121	106,060,053	528,728,842	7,902,090	—		—
Atlantic Union Bankshares Corp.	172,030,744	31,015,749		(5,806,889)		203,960	16,760,223	214,203,787	5,686,323	3,727,596		—
Avanos Medical, Inc.	62,437,222	5,455,205		(10,067,661)		(5,193,454)	17,509,254	70,140,566	2,918,875	—		—
Avista Corp.	181,775,337	8,918,227		(16,292,873)		(3,988,739)	22,743,042	193,154,994	4,984,645	4,942,792		—
Axcelis Technologies, Inc.	246,790,637	19,108,309		(35,029,006)		6,404,213	(20,104,954)	217,169,199	2,071,237	—		—
Axos Financial, Inc.	184,564,001	12,739,523		(10,323,257)		2,539,232	25,807,087	215,326,586	3,424,405	—		—
AZZ, Inc.	130,942,421	31,232,607		(16,587,230)		3,096,445	8,257,822	156,942,065	1,899,795	614,643		—
B&G Foods, Inc.	60,938,752	3,797,108		(6,269,607)		(7,627,486)	(5,870,758)	44,968,009	5,063,965	1,930,490		—
Badger Meter, Inc.	320,684,928	26,705,820		(49,844,753)		14,894,670	95,419,479	407,860,144	1,867,406	1,200,781		—
Balchem Corp.	337,370,931	25,307,512		(43,789,522)		7,326,512	36,334,887	362,550,320	2,059,945	—		—
Banc of California, Inc.	142,775,981	9,915,271		(18,672,887)		(2,856,408)	(1,894,217)	129,267,740	8,775,814	1,852,526		—
Bancorp, Inc. (The)	119,020,466	—		(18,917,678)		7,715,932	58,072,635	165,891,355	3,100,773	—		—
Bank of Hawaii Corp.	164,414,620	—		(7,027,064)		2,265,752	(1,707,479)	157,945,829	2,516,263	3,639,285		—
BankUnited, Inc.	138,128,788	—		(6,439,201)		1,792,122	39,042,596	172,524,305	4,734,476	2,833,854		—
Banner Corp.	109,299,984	—		(5,011,133)		(814,470)	26,499,774	129,974,155	2,182,239	2,160,952		—
Barnes Group, Inc.	127,508,496	9,794,621		(29,873,259)		(7,781,522)	18,043,728	117,692,064	2,912,449	1,090,735		—
Bath & Body Works, Inc.	—	452,513,509		—		—	(113,105)	452,400,404	14,172,945	—		—
Benchmark Electronics, Inc.	72,706,217	7,965,606		(12,794,932)		2,481,217	31,617,647	101,975,755	2,300,897	774,564		—
Berkshire Hills Bancorp, Inc.	65,145,745	—		(4,078,161)		(3,218,683)	14,125,160	71,974,061	2,672,635	994,861		—
BGC Group, Inc., Class A(c)	N/A	31,021,713		—		—	13,200,423	194,871,571	21,227,840	726,116		—
BioLife Solutions, Inc.(b)	44,461,976	3,868,559		(6,815,368)		(4,476,816)	60,332,311	N/A	N/A	—		—
BJ’s Restaurants, Inc.	56,788,309	4,361,172		(7,232,459)		(666,364)	(5,023,567)	48,227,091	1,481,176	—		—
BlackLine, Inc.	221,795,489	13,404,886		(20,815,708)		(3,519,714)	(29,562,427)	181,302,526	3,288,040	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,168,842,834	710,681,021	(d)	—		70,217	1,424,234	4,881,018,306	4,877,116,613	11,919,650	(e)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,650,477,675	—		(296,036,049	)(d)	—	—	1,354,441,626	1,354,441,626	41,238,273		—
Blackstone Mortgage Trust, Inc., Class A	231,674,194	17,186,156		(28,522,498)		(4,228,232)	(6,520,644)	209,588,976	11,025,196	12,193,675		—
Bloomin’ Brands, Inc.	168,157,121	9,523,799		(27,480,308)		(6,881,036)	(63,912,002)	79,407,574	4,803,846	2,797,547		—
Boise Cascade Co.	410,039,603	25,290,932		(51,764,956)		10,788,358	(45,980,092)	348,373,845	2,471,087	14,330,358		—
Boot Barn Holdings, Inc.	194,716,578	20,034,952		(37,338,553)		13,406,661	133,169,102	323,988,740	1,936,805	—		—
Box, Inc., Class A	274,622,552	19,578,110		(34,084,114)		756,735	41,480,173	302,353,456	9,237,808	—		—
Brady Corp., Class A, NVS(c)	N/A	13,382,378		(30,224,101)		5,721,186	89,057,501	213,828,659	2,790,404	1,394,588		—
Brandywine Realty Trust	55,576,656	806,720		(2,764,258)		(3,625,351)	10,635,234	60,629,001	11,145,037	3,407,927		—

20	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24		Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Brightsphere Investment Group, Inc.(b)	$50,100,613	$3,667,557	$(13,312,868)	$2,734,351	$(22,297,989)	$	N/A	N/A	$41,345	$—
Brinker International, Inc.	148,806,405	13,854,033	(26,622,278)	8,246,057	71,931,553		216,215,770	2,825,242	—	—
Bristow Group, Inc.	44,244,635	4,587,022	(6,546,903)	680,030	11,269,666		54,234,450	1,563,403	—	—
Brookline Bancorp, Inc.	58,926,806	791,704	(3,417,609)	(3,071,378)	3,588,871		56,818,394	5,631,159	1,590,211	—
Cable One, Inc.	—	129,016,605	(12,405,469)	(993,762)	(13,245,384)		102,371,990	292,667	1,806,430	—
Cactus, Inc., Class A	—	228,164,679	(17,140,143)	1,057,530	39,808,693		251,890,759	4,221,397	573,703	—
Calavo Growers, Inc.(a)	33,535,384	2,226,182	(36,587,718)	(34,677,970)	35,504,122		—	—	115,398	—
Caleres, Inc.	92,489,498	7,904,069	(8,430,268)	1,517,890	(19,491,857)		73,989,332	2,238,709	311,212	—
California Resources Corp.(b)	240,636,797	28,906,898	(25,219,968)	37,268	(45,258,433)		N/A	N/A	3,007,325	—
California Water Service Group	181,161,610	14,863,419	(21,017,295)	228,660	29,114,286		204,350,680	3,768,917	2,171,029	—
Calix, Inc.	131,656,972	10,094,919	(18,627,443)	540,286	21,083,797		144,748,531	3,731,594	—	—
Cal-Maine Foods, Inc.	161,995,100	13,972,698	(25,025,070)	3,771,949	38,716,113		193,430,790	2,584,591	4,823,322	—
Capitol Federal Financial, Inc.	50,037,138	791,830	(4,298,748)	(3,492,374)	2,248,977		45,286,823	7,754,593	1,387,322	—
CareTrust REIT, Inc.	214,785,921	44,638,914	(18,079,369)	4,638,612	56,182,816		302,166,894	9,791,539	5,506,257	—
Cargurus, Inc., Class A	133,562,229	21,994,408	(25,775,959)	2,818,468	34,575,792		167,174,938	5,566,931	—	—
Carpenter Technology Corp.	238,329,540	27,792,319	(48,447,947)	17,445,125	270,924,941		506,043,978	3,171,099	1,327,705	—
Cars.com, Inc.	71,846,245	6,150,125	(11,825,362)	130,898	(1,636,195)		64,665,711	3,858,336	—	—
Catalyst Pharmaceuticals, Inc.	120,580,314	9,372,934	(18,212,646)	2,135,900	27,451,631		141,328,133	7,109,061	—	—
Cathay General Bancorp	166,360,187	3,969,008	—	—	22,966,936		193,296,131	4,500,492	3,052,986	—
Cavco Industries, Inc.	209,205,210	20,786,873	(19,668,300)	5,680,752	8,417,206		224,421,741	524,056	—	—
Centerspace	58,274,858	5,549,004	(8,791,613)	(534,435)	13,992,049		68,489,863	971,901	1,455,032	—
Central Garden & Pet Co.	27,644,281	1,896,036	(3,290,375)	379,653	(4,404,157)		22,225,438	609,417	—	—
Central Pacific Financial Corp.	31,550,961	—	—	—	15,591,766		47,142,727	1,597,517	830,709	—
Century Communities, Inc.	184,307,376	13,315,156	(28,105,151)	6,201,619	4,620,194		180,339,194	1,751,206	988,719	—
Cerence, Inc.(a)	44,565,995	378,570	(9,546,056)	(75,386,085)	39,987,576		—	—	—	—
CEVA, Inc.	36,252,382	2,373,230	(4,238,059)	(1,940,035)	4,143,210		36,590,728	1,515,144	—	—
Chatham Lodging Trust(a)	33,462,988	625,364	(27,945,687)	(25,284,316)	19,141,651		—	—	—	—
Cheesecake Factory, Inc. (The)	114,054,371	9,273,666	(16,536,466)	2,046,244	11,708,373		120,546,188	2,972,779	1,699,954	—
Chefs’ Warehouse, Inc. (The)	89,802,643	7,345,395	(14,626,857)	1,304,584	8,638,245		92,464,010	2,201,000	—	—
Chesapeake Utilities Corp.	161,134,020	12,842,103	(20,745,678)	1,464,684	22,917,391		177,612,520	1,430,398	1,898,052	—
Chuy’s Holdings, Inc.	39,656,159	3,231,037	(5,372,834)	30,159	3,676,712		41,221,233	1,102,172	—	—
Cinemark Holdings, Inc.	128,753,594	12,397,672	(22,040,867)	3,952,719	65,730,139		188,793,257	6,781,367	—	—
City Holding Co.	102,477,442	—	(5,748,841)	2,022,399	10,555,290		109,306,290	931,138	1,386,266	—
Clear Secure, Inc., Class A	—	195,284,526	(2,123,400)	(29,523)	1,654,281		194,785,884	5,877,667	—	—
Clearwater Paper Corp.	49,072,013	4,170,291	(5,750,511)	(487,314)	(16,640,602)		30,363,877	1,063,906	—	—
Clearway Energy, Inc., Class A	50,443,789	4,513,845	(7,396,065)	370,978	15,628,607		63,561,154	2,232,566	1,930,003	—
Clearway Energy, Inc., Class C	114,319,172	23,738,377	(17,559,130)	1,265,377	40,152,450		161,916,246	5,277,583	4,573,708	—
Cogent Communications Holdings, Inc.	185,461,025	14,059,752	(23,459,515)	3,415,394	24,495,027		203,971,683	2,686,666	5,537,245	—
Cohu, Inc.	107,492,550	7,437,146	(13,791,618)	(914,641)	(23,380,257)		76,843,180	2,990,007	—	—
Collegium Pharmaceutical, Inc.	85,512,929	6,256,572	(12,076,515)	1,979,520	(2,601,001)		79,071,505	2,046,364	—	—
Comerica, Inc.	—	407,329,778	(4,192,780)	252,009	100,006,685		503,395,692	8,402,532	6,015,960	—

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Community Financial System, Inc.(f)	$169,987,632	$—	$(10,449,829)	$(3,806,940)	$37,515,993	$193,246,856	3,327,826	$3,160,381	$—
Community Healthcare Trust, Inc.(a)	43,689,432	2,808,647	(29,823,665)	(33,794,022)	17,119,608	—	—	1,513,858	—
Compass Minerals International, Inc.(a)	36,124,701	2,144,523	(28,057,283)	(87,904,616)	77,692,675	—	—	—	—
CONMED Corp.	166,319,593	11,613,135	(20,018,546)	(6,206,890)	(10,556,453)	141,150,839	1,962,609	820,659	—
CONSOL Energy, Inc.	150,719,419	12,802,377	(22,405,783)	9,742,642	26,902,556	177,761,211	1,698,626	444,532	—
Corcept Therapeutics, Inc.	154,327,618	14,470,481	(22,393,566)	5,785,048	121,101,548	273,291,129	5,905,167	—	—
Core Laboratories, Inc.	53,906,000	5,453,315	(8,168,621)	(1,576,657)	5,607,216	55,221,253	2,980,100	62,931	—
CoreCivic, Inc.	120,375,922	8,361,019	(16,557,078)	(491,539)	(23,077,326)	88,610,998	7,004,822	—	—
Cracker Barrel Old Country Store, Inc.	109,535,744	5,755,243	(10,142,009)	(9,747,355)	(31,443,384)	63,958,239	1,410,325	2,305,469	—
Cross Country Healthcare, Inc.	41,907,491	2,775,159	(5,562,138)	(1,653,570)	(10,144,228)	27,322,714	2,032,940	—	—
CSG Systems International, Inc.	98,425,216	6,838,570	(12,159,522)	(153,884)	(5,626,549)	87,323,831	1,794,940	1,137,365	—
CSW Industrials, Inc.	—	382,431,199	(3,870,279)	60,739	8,259,435	386,881,094	1,055,927	—	—
CTS Corp.	98,474,562	8,149,578	(16,647,938)	3,068,403	276,496	93,321,101	1,928,919	156,492	—
Customers Bancorp, Inc.	101,367,522	5,983,277	(7,114,595)	1,608,109	(14,583,715)	87,260,598	1,878,592	—	—
CVB Financial Corp.	156,554,438	7,266,624	(14,841,768)	(2,680,446)	2,132,610	148,431,458	8,329,487	5,150,677	—
Cytek Biosciences, Inc.	44,984,430	5,279,467	(4,790,197)	(2,951,242)	(4,773,906)	37,748,552	6,813,818	—	—
Dana, Inc.	110,753,068	8,436,367	(13,978,271)	(4,419,886)	(14,236,449)	86,554,829	8,196,480	1,731,698	—
Dave & Buster’s Entertainment, Inc.	135,937,089	7,499,191	(13,085,538)	526,044	(62,423,313)	68,453,473	2,010,381	—	—
Deluxe Corp.	60,961,307	5,393,421	(8,187,793)	(1,905,860)	(1,524,833)	54,736,242	2,808,427	1,771,330	—
Designer Brands, Inc., Class A(a)	31,716,095	1,864,352	(20,770,359)	(25,452,632)	12,642,544	—	—	143,920	—
DiamondRock Hospitality Co.	136,062,147	9,488,097	(18,359,604)	(2,849,933)	(9,412,492)	114,928,215	13,164,744	804,068	—
Digi International, Inc.	78,434,480	4,928,986	(8,677,847)	909,131	(11,911,088)	63,683,662	2,313,246	—	—
Dime Community Bancshares, Inc.	45,186,213	404,801	(1,835,195)	(1,214,778)	22,803,855	65,344,896	2,268,920	1,159,270	—
Dine Brands Global, Inc.(a)	48,734,326	2,746,342	(34,077,896)	(43,832,398)	26,429,626	—	—	1,053,066	—
Diodes, Inc.	218,729,916	15,527,014	(25,068,086)	316,138	(20,934,129)	188,570,853	2,942,282	—	—
DNOW, Inc.	109,719,194	7,819,573	(13,442,915)	1,289,657	(17,934,631)	87,450,878	6,763,409	—	—
Donnelley Financial Solutions, Inc.	104,157,515	11,726,730	(10,159,454)	3,401,101	2,566,157	111,692,049	1,696,674	—	—
Dorian LPG Ltd.	89,039,592	9,064,328	(9,378,141)	2,901,546	(11,865,067)	79,762,258	2,317,323	4,585,887	—
Dorman Products, Inc.	184,483,809	13,978,631	(33,152,658)	3,873,499	26,920,194	196,103,475	1,733,588	—	—
DoubleVerify Holdings, Inc.	330,969,132	15,487,911	(23,031,461)	(10,317,284)	(161,667,761)	151,440,537	8,992,906	—	—
Dril-Quip, Inc.(b)	52,021,387	3,082,143	(3,215,116)	(1,867,399)	26,282,447	N/A	N/A	—	—
DXC Technology Co.	261,941,846	18,772,232	(35,699,618)	(1,746,049)	(5,028,490)	238,239,921	11,481,442	—	—
DXP Enterprises, Inc.	48,388,486	3,648,506	(7,836,900)	1,481,719	(2,029,329)	43,652,482	818,075	—	—
Dycom Industries, Inc.	284,371,540	23,641,937	(47,613,360)	11,021,080	92,662,317	364,083,514	1,847,202	—	—
Dynavax Technologies Corp.	108,897,787	7,152,180	(19,104,363)	(1,580,383)	(9,122,661)	86,242,560	7,741,702	—	—
Eagle Bancorp, Inc.	46,756,352	572,930	(2,187,230)	(3,662,516)	1,676,083	43,155,619	1,911,232	1,779,514	—
Easterly Government Properties, Inc.	73,901,601	5,716,348	(9,683,969)	(4,934,522)	18,519,538	83,518,996	6,150,147	3,487,540	—
EchoStar Corp., Class A	116,518,688	11,857,767	(22,990,998)	2,889,383	81,937,400	190,212,240	7,663,668	—	—
Edgewell Personal Care Co.	130,314,327	10,020,483	(18,888,188)	(309,997)	(7,317,855)	113,818,770	3,132,052	1,001,820	—
Ellington Financial, Inc.	63,431,203	8,299,886	(6,256,940)	25,869	5,906,728	71,406,746	5,539,701	4,295,456	—
Elme Communities	83,013,576	6,123,405	(11,874,395)	(4,293,381)	25,686,632	98,655,837	5,608,632	2,115,732	—

22	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Embecta Corp.	$51,766,934	$4,507,974	$(7,794,633)	$(5,368,901)	$8,548,262	$51,659,636	3,663,804	$1,166,719	$—
Employers Holdings, Inc.	77,506,103	—	(5,869,444)	296,931	3,639,643	75,573,233	1,575,427	996,294	—
Encore Capital Group, Inc.	72,864,940	5,855,632	(9,687,530)	545,211	1,806,018	71,384,271	1,510,139	—	—
Encore Wire Corp.(a)	279,963,447	6,620,564	(315,509,361)	246,139,246	(217,213,896)	—	—	21,303	—
Energizer Holdings, Inc.	132,741,368	9,998,470	(20,297,748)	(2,292,459)	11,644,492	131,794,123	4,149,689	2,694,286	—
Enerpac Tool Group Corp., Class A	130,735,444	10,618,485	(18,797,386)	3,714,306	18,704,116	144,974,965	3,460,849	—	—
Enhabit, Inc.(a)	39,567,070	2,243,905	(29,425,018)	(44,271,422)	31,885,465	—	—	—	—
Enova International, Inc.	123,538,671	4,642,859	(24,383,308)	11,084,611	25,590,432	140,473,265	1,676,492	—	—
Enpro, Inc.	238,291,764	16,956,425	(26,802,250)	4,576,898	(15,214,286)	217,808,551	1,343,005	840,462	—
Ensign Group, Inc. (The)(a)	472,263,109	34,818,663	(579,245,632)	311,973,488	(239,809,628)	—	—	435,326	—
Enviri Corp.	49,491,243	4,174,571	(7,007,334)	(3,793,494)	9,755,460	52,620,446	5,089,018	—	—
ePlus, Inc.	141,335,872	11,230,813	(20,502,394)	4,436,497	30,059,538	166,560,326	1,693,719	—	—
ESCO Technologies, Inc.	187,009,178	14,152,560	(24,886,187)	4,170,782	32,278,962	212,725,295	1,649,289	133,220	—
Essential Properties Realty Trust, Inc.	280,910,288	43,607,097	(31,444,639)	3,894,723	82,246,562	379,214,031	11,104,364	6,522,647	—
Ethan Allen Interiors, Inc.	53,540,771	4,008,765	(7,003,134)	414,869	(4,824,669)	46,136,602	1,446,742	1,815,442	—
Etsy, Inc.	—	396,784,153	(4,002,262)	30,952	11,763,855	404,576,698	7,285,732	—	—
EVERTEC, Inc.	174,163,939	12,024,649	(21,983,344)	1,449,876	(27,942,800)	137,712,320	4,063,509	430,119	—
EW Scripps Co. (The), Class A, NVS(a)	15,629,783	—	(13,012,784)	(49,687,334)	47,070,335	—	—	—	—
EZCORP, Inc., Class A, NVS(c)	N/A	2,709,162	(5,094,537)	533,124	7,314,018	37,123,305	3,311,624	—	—
Fabrinet(a)	463,452,278	36,229,939	(604,364,217)	390,445,457	(285,763,457)	—	—	—	—
FB Financial Corp.(b)	89,370,607	7,959,535	(14,023,506)	1,272,030	(4,424,617)	N/A	N/A	803,955	—
Federal Signal Corp.	349,207,715	26,091,411	(45,493,871)	11,349,195	21,686,710	362,841,160	3,882,315	981,130	—
First BanCorp/Puerto Rico	196,392,661	—	(16,898,628)	8,833,723	29,998,539	218,326,295	10,313,004	3,478,989	—
First Bancorp/Southern Pines NC	98,394,709	432,411	(4,430,816)	(1,327,262)	15,662,482	108,731,524	2,614,367	1,164,008	—
First Commonwealth Financial Corp.	94,229,992	1,987,099	(6,011,752)	(804,730)	21,939,815	111,340,424	6,492,153	1,754,253	—
First Financial Bancorp	141,381,955	—	(6,005,065)	(950,945)	18,146,526	152,572,471	6,047,264	2,933,299	—
First Hawaiian, Inc.	189,773,225	14,435,806	(25,360,345)	(1,391,641)	10,551,096	188,008,141	8,121,302	4,458,259	—
Foot Locker, Inc.	157,685,484	10,316,693	(18,355,630)	1,360,090	(15,765,788)	135,240,849	5,233,779	—	—
FormFactor, Inc.	239,877,184	20,044,866	(36,974,232)	8,462,137	(5,356,157)	226,053,798	4,914,213	—	—
Fortrea Holdings, Inc.	237,073,985	514,798	(5,578,812)	(3,483,325)	(115,031,986)	113,494,660	5,674,733	—	—
Forward Air Corp.(b)	64,716,795	4,222,230	(35,517,185)	(36,306,627)	59,886,089	N/A	N/A	—	—
Four Corners Property Trust, Inc.	149,675,869	12,536,377	(18,550,669)	1,129,009	28,263,128	173,053,714	5,904,255	4,083,658	—
Fox Factory Holding Corp.	—	152,023,534	(18,602,948)	(974,973)	(22,564,403)	109,881,210	2,647,740	—	—
Franklin BSP Realty Trust, Inc.	74,448,306	6,058,791	(10,527,998)	(1,745,664)	127,907	68,361,342	5,234,406	3,732,008	—
Franklin Electric Co., Inc.	286,147,087	19,358,434	(37,636,996)	6,539,284	(12,980,754)	261,427,055	2,494,057	1,321,187	—
Frontdoor, Inc.	175,197,419	15,012,861	(36,978,940)	7,123,789	72,842,102	233,197,231	4,859,288	—	—
Fulton Financial Corp.	158,776,503	36,903,722	(10,227,800)	(214,134)	23,633,541	208,871,832	11,520,785	2,000,000	—
Gates Industrial Corp. PLC	—	255,763,656	(6,552,434)	(51,080)	2,832,095	251,992,237	14,358,532	—	—
Gentherm, Inc.	127,545,919	8,600,997	(19,319,367)	(3,777,728)	(20,099,340)	92,950,481	1,996,788	—	—
Genworth Financial, Inc., Class A	188,577,805	—	(12,541,066)	4,034,006	7,360,469	187,431,214	27,362,221	—	—
GEO Group, Inc. (The)	116,993,858	14,894,431	(9,650,749)	1,813,820	(12,836,281)	111,215,079	8,654,870	—	—
Getty Realty Corp.	90,703,731	8,163,321	(12,061,325)	315,100	13,931,972	101,052,799	3,176,762	2,850,353	—
Gibraltar Industries, Inc.	165,982,396	11,554,684	(20,142,087)	2,066,276	(24,088,467)	135,372,802	1,935,833	—	—
G-III Apparel Group Ltd.	80,161,244	5,548,012	(12,699,982)	(615,533)	4,896,114	77,289,855	2,532,433	—	—

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Glaukos Corp.	$310,739,672	$51,091,089	$(26,334,972)	$10,442,528	$108,579,290	$454,517,607	3,488,775	$—	$—
GMS, Inc.	261,751,056	19,230,722	(33,618,249)	7,712,232	(27,036,713)	228,039,048	2,517,821	—	—
Golden Entertainment, Inc.(b)	53,670,481	3,684,110	(6,814,890)	(3,408,660)	20,721,378	N/A	N/A	722,342	—
Goosehead Insurance, Inc., Class A(c)	N/A	8,976,601	(19,728,930)	1,783,976	29,856,192	137,299,554	1,537,509	—	—
Granite Construction, Inc.	169,512,080	14,715,795	(29,108,466)	7,619,568	57,195,794	219,934,771	2,774,152	732,073	—
Green Dot Corp., Class A	27,918,280	—	(287,976)	(952,628)	8,006,314	34,683,990	2,961,912	—	—
Green Plains, Inc.	86,725,756	13,464,098	(4,710,772)	(8,791,388)	(31,134,970)	55,552,724	4,102,860	—	—
Greenbrier Cos., Inc. (The)	109,967,366	7,761,734	(14,282,138)	1,895,991	(4,384,623)	100,958,330	1,983,854	1,239,883	—
Griffon Corp.	189,755,002	22,517,820	(21,072,266)	10,194,212	(19,630,948)	181,763,820	2,596,626	760,060	—
Grocery Outlet Holding Corp.	—	145,222,600	(10,608,268)	(2,273,855)	(22,754,521)	109,585,956	6,244,214	—	—
Group 1 Automotive, Inc.	262,083,845	20,221,586	(43,252,763)	15,544,427	63,657,052	318,254,147	830,864	835,681	—
HA Sustainable Infrastructure Capital, Inc.(g)	212,931,073	8,250,445	(12,243,072)	425,452	44,869,828	254,233,726	7,375,507	6,157,823	—
Hain Celestial Group, Inc. (The)	47,837,917	3,224,142	(6,064,293)	(4,648,554)	8,903,812	49,253,024	5,707,187	—	—
Hanesbrands, Inc.	137,124,946	9,670,312	(17,433,507)	2,258,414	33,078,091	164,698,256	22,407,926	—	—
Hanmi Financial Corp.	32,078,068	—	(1,588,632)	(1,254,230)	6,481,742	35,716,948	1,920,266	992,276	—
Harmonic, Inc.	102,565,814	7,650,174	(10,748,862)	2,574,094	5,964,092	108,005,312	7,412,856	—	—
Haverty Furniture Cos., Inc.(a)	30,833,016	2,230,829	(27,010,818)	4,127,202	(10,180,229)	—	—	577,094	—
Hawkins, Inc.	99,171,994	9,916,677	(18,281,829)	5,745,908	57,445,414	153,998,164	1,208,113	434,988	—
Haynes International, Inc.	51,663,220	4,453,646	(7,194,796)	991,349	(1,547,767)	48,365,652	812,322	376,320	—
HB Fuller Co.	291,912,112	20,744,304	(36,155,250)	4,378,122	(6,070,411)	274,808,877	3,461,941	1,612,591	—
HCI Group, Inc.(c)	N/A	10,520,525	(3,012,011)	1,317,915	21,880,682	57,408,784	536,230	380,435	—
Healthcare Services Group, Inc.	62,441,758	4,367,692	(8,009,986)	(6,380,010)	(349,550)	52,069,904	4,661,585	—	—
HealthStream, Inc.	43,213,567	3,757,010	(6,014,937)	201,937	3,159,697	44,317,274	1,536,660	90,466	—
Heidrick & Struggles International, Inc.	45,889,015	3,669,654	(5,955,153)	641,457	6,258,804	50,503,777	1,299,634	407,031	—
Helen of Troy Ltd.	—	87,381,042	(912,238)	7,353	3,154,265	89,630,422	1,449,158	—	—
Helix Energy Solutions Group, Inc.	104,258,014	8,489,687	(13,274,407)	2,190,355	(560,509)	101,103,140	9,108,391	—	—
Helmerich & Payne, Inc.	280,710,753	18,228,591	(30,563,739)	2,030,452	(79,630,464)	190,775,593	6,271,387	5,568,406	—
Heritage Financial Corp.	44,863,496	619,573	(2,758,073)	(1,628,351)	6,857,506	47,954,151	2,202,763	1,054,892	—
Hibbett, Inc.(a)	61,077,161	3,293,633	(72,781,737)	45,522,096	(37,111,153)	—	—	—	—
Highwoods Properties, Inc.	187,403,299	15,132,816	(27,820,122)	3,116,031	47,748,081	225,580,105	6,731,725	7,107,315	—
Hillenbrand, Inc.	238,257,223	14,318,169	(21,982,441)	(2,899,935)	(103,292,297)	124,400,719	4,474,846	2,079,886	—
HNI Corp.	142,367,324	11,664,429	(18,872,560)	3,038,407	23,514,340	161,711,940	3,003,565	2,082,060	—
Hope Bancorp, Inc.	91,648,340	973,298	(4,403,920)	(1,996,181)	10,062,431	96,283,968	7,665,921	2,221,055	—
Horace Mann Educators Corp.	100,136,924	—	(4,260,721)	(1,406,723)	(4,226,238)	90,243,242	2,582,067	1,821,918	—
Hub Group, Inc., Class A	182,095,541	13,669,773	(26,318,099)	4,130,380	4,800,611	178,378,206	3,924,713	1,040,607	—
Hudson Pacific Properties, Inc.	55,189,483	3,313,877	(3,195,559)	(3,120,858)	(11,261,161)	40,925,782	8,561,879	426,397	—
IAC, Inc.	—	273,901,592	(25,484,111)	(1,526,936)	(5,294,610)	241,595,935	4,488,962	—	—
Ichor Holdings Ltd.	76,787,219	12,906,445	(6,611,327)	(552,017)	(14,457,238)	68,073,082	2,139,990	—	—
ICU Medical, Inc.	146,979,247	49,421,302	(16,703,242)	3,606,566	99,303,494	282,607,367	1,550,913	—	—
Impinj, Inc.	—	295,089,516	(3,104,138)	106,582	20,997,259	313,089,219	1,446,006	—	—
Inari Medical, Inc.	166,090,927	12,427,381	(23,399,851)	(1,948,295)	(21,452,530)	131,717,632	3,193,929	—	—
Independent Bank Corp.	147,955,908	—	(7,919,295)	(4,797,650)	23,857,516	159,096,479	2,690,622	3,113,022	—
Independent Bank Group, Inc.	110,740,646	9,482,119	(15,809,277)	(2,531,694)	30,587,097	132,468,891	2,297,414	1,835,200	—

24	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Ingevity Corp.	$109,111,890	$10,884,813	$(10,015,018)	$(1,144,009)	$(18,796,621)	$90,041,055	2,308,745	$—	$—
Innospec, Inc.	216,531,908	14,185,893	(24,790,061)	2,791,973	(29,600,420)	179,119,293	1,583,865	1,268,854	—
Innovative Industrial Properties, Inc.	196,591,916	15,812,782	(28,161,431)	(4,839,795)	62,747,177	242,150,649	1,799,039	6,924,997	—
Innoviva, Inc.	58,231,202	5,858,934	(11,341,219)	1,371,736	13,412,249	67,532,902	3,497,302	—	—
Insight Enterprises, Inc.	346,915,721	26,290,166	(44,796,482)	13,030,428	41,801,871	383,241,704	1,779,292	—	—
Inspire Medical Systems, Inc.	—	407,032,024	(3,956,271)	(58,869)	(3,406,161)	399,610,723	1,893,441	—	—
Installed Building Products, Inc.	409,605,812	26,245,115	(48,171,543)	11,445,520	(34,820,648)	364,304,256	1,479,288	1,093,528	—
Insteel Industries, Inc.	50,360,583	3,293,997	(5,516,581)	(532,027)	(8,934,613)	38,671,359	1,243,852	78,154	—
Integer Holdings Corp.	262,609,926	19,303,220	(34,505,952)	7,490,483	21,884,673	276,782,350	2,129,095	—	—
Integra LifeSciences Holdings Corp.	—	137,930,799	(8,479,424)	(4,271,961)	(47,923,209)	77,256,205	4,251,855	—	—
InterDigital, Inc.	185,290,969	14,822,616	(31,902,421)	5,539,554	53,199,602	226,950,320	1,602,417	1,345,970	—
Interface, Inc., Class A	66,217,195	5,465,202	(9,435,224)	703,073	7,309,209	70,259,455	3,703,714	78,408	—
Ironwood Pharmaceuticals, Inc., Class A	80,834,305	4,894,606	(5,718,422)	(3,735,493)	(39,227,865)	37,047,131	8,992,022	—	—
Itron, Inc.	284,246,698	22,539,517	(45,009,961)	8,510,247	34,648,786	304,935,287	2,854,932	—	—
J & J Snack Foods Corp.	151,372,390	12,694,457	(22,138,315)	1,430,211	27,057,441	170,416,184	990,101	1,565,400	—
Jack in the Box, Inc.	90,464,340	5,669,720	(10,236,701)	(6,316,132)	(23,038,292)	56,542,935	1,214,932	1,154,105	—
JBG SMITH Properties	92,662,861	—	(6,618,507)	263,781	6,857,975	93,166,110	5,329,869	1,943,070	—
JetBlue Airways Corp.	167,021,826	10,167,766	(30,546,256)	2,347,171	(24,705,843)	124,284,664	18,945,833	—	—
John B Sanfilippo & Son, Inc.	64,605,268	5,220,007	(8,743,870)	517,109	(7,644,989)	53,953,525	572,087	1,882,019	—
John Bean Technologies Corp.	225,538,359	16,736,808	(27,608,677)	(3,453,101)	(11,367,728)	199,845,661	2,028,684	426,666	—
John Wiley & Sons, Inc., Class A	109,181,518	9,681,698	(20,022,179)	2,117,704	25,381,472	126,340,213	2,618,450	1,954,363	—
Kaiser Aluminum Corp.	95,942,079	7,212,025	(11,773,013)	(1,365,909)	(16,588,102)	73,427,080	1,012,508	1,632,504	—
Kaman Corp.(a)	88,158,700	592,447	(88,997,896)	1,782,858	(1,536,109)	—	—	—	—
Kelly Services, Inc., Class A, NVS(c)	N/A	4,127,220	(6,231,555)	152,060	1,364,399	44,193,088	2,064,133	324,724	—
Kennametal, Inc.	133,900,441	10,122,264	(20,107,113)	(22,588)	4,820,845	128,713,849	4,963,897	2,124,329	—
Kennedy-Wilson Holdings, Inc.	68,667,679	6,371,291	(11,387,794)	(3,301,767)	22,601,847	82,951,256	7,506,901	1,811,491	—
KKR Real Estate Finance Trust, Inc.	39,683,551	3,031,622	(5,491,229)	(2,736,539)	11,522,174	46,009,579	3,725,472	1,869,811	—
Knowles Corp.	96,889,478	8,266,879	(15,008,120)	338,543	10,792,021	101,278,801	5,617,238	—	—
Kohl’s Corp.	217,953,909	12,286,001	(20,411,791)	(1,905,897)	(58,413,298)	149,508,924	7,085,731	7,384,328	—
Kontoor Brands, Inc.	203,452,260	19,251,208	(33,452,421)	5,885,441	65,110,043	260,246,531	3,182,276	3,332,309	—
Koppers Holdings, Inc.	77,999,677	4,737,697	(8,677,294)	(139,194)	(25,973,325)	47,947,561	1,312,553	198,393	—
Korn Ferry	233,337,852	17,618,287	(31,414,343)	6,464,270	26,023,030	252,029,096	3,349,669	2,527,113	—
Krystal Biotech, Inc.	—	299,005,845	(17,443,942)	(409,672)	11,063,623	292,215,854	1,605,317	—	—
Kulicke & Soffa Industries, Inc.	191,938,838	12,994,397	(27,627,893)	1,509,892	(22,073,870)	156,741,364	3,473,108	1,489,671	—
Lakeland Financial Corp.	111,815,586	3,871,170	(8,225,223)	(776,267)	(1,486,381)	105,198,885	1,615,462	1,624,228	—
La-Z-Boy, Inc.	109,254,951	9,068,924	(18,292,007)	2,007,198	12,645,295	114,684,361	2,671,427	1,146,362	—
LCI Industries	211,026,488	13,731,271	(24,150,298)	(775,267)	(4,280,875)	195,551,319	1,622,294	3,581,800	—
Leggett & Platt, Inc.	—	111,446,758	(8,687,488)	230,697	13,078,720	116,068,687	8,521,930	445,519	—
LeMaitre Vascular, Inc.	88,815,428	8,789,241	(11,978,457)	3,710,870	31,300,926	120,638,008	1,298,719	428,221	—
Leslie’s, Inc.	81,012,497	3,776,563	(6,321,019)	(11,363,071)	(29,761,117)	37,343,853	11,817,675	—	—
LGI Homes, Inc.	161,558,915	10,931,201	(18,031,671)	1,618,274	95,426	156,172,145	1,317,686	—	—
Liberty Energy, Inc., Class A	212,251,930	28,843,618	(21,927,183)	1,085,256	(19,155,934)	201,097,687	10,534,190	1,421,105	—

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Ligand Pharmaceuticals, Inc.	$80,927,840	$13,014,639	$(6,794,094)	$803,308	$28,609,518	$116,561,211	1,164,564	$—	$—
Lindsay Corp.	87,669,760	7,579,506	(13,864,697)	(799,582)	5,607,188	86,192,175	691,529	526,958	—
LiveRamp Holdings, Inc.	154,634,003	10,171,794	(16,460,723)	(1,800,839)	(41,317,650)	105,226,585	4,246,432	—	—
LTC Properties, Inc.	90,938,923	9,359,170	(10,295,368)	(721,822)	12,406,459	101,687,362	2,771,528	3,235,164	—
LXP Industrial Trust	178,269,512	14,341,225	(24,283,690)	(1,540,796)	21,067,706	187,853,957	18,691,936	4,905,728	—
M/I Homes, Inc.	256,983,654	20,156,853	(41,013,239)	10,230,346	51,900,292	298,257,906	1,740,534	—	—
Macerich Co. (The)	251,312,714	17,845,244	(31,690,360)	2,580,934	10,115,877	250,164,409	13,715,154	4,920,717	—
Madison Square Garden Sports Corp., Class A	208,081,912	18,903,868	(32,178,792)	(724,577)	26,813,140	220,895,551	1,060,672	—	—
Magnolia Oil & Gas Corp., Class A	324,595,238	23,185,004	(36,544,770)	926,322	(20,403,942)	291,757,852	11,947,496	3,192,165	—
MARA Holdings, Inc.(h)	—	387,814,507	(14,273,479)	(781,813)	(69,486,414)	303,272,801	18,697,460	—	—
Marcus Corp. (The)(a)	23,783,455	751,739	(19,122,637)	(17,131,903)	11,719,346	—	—	116,685	—
MarineMax, Inc.	45,467,684	3,846,859	(7,754,816)	284,246	2,466,222	44,310,195	1,256,314	—	—
Masterbrand, Inc.	160,872,762	10,772,704	(18,948,789)	3,090,070	(5,676,321)	150,110,426	8,096,571	—	—
Materion Corp.	183,669,118	12,382,182	(20,087,910)	2,943,736	(31,289,511)	147,617,615	1,319,664	375,466	—
Mativ Holdings, Inc.	68,853,206	5,157,004	(9,117,279)	(7,142,388)	883,408	58,633,951	3,451,086	730,785	—
Matson, Inc.	265,182,398	20,486,950	(49,811,811)	12,738,883	55,483,825	304,080,245	2,132,101	1,519,241	—
Matthews International Corp., Class A	64,606,680	4,609,808	(7,339,143)	(4,688,723)	(11,779,401)	45,409,221	1,957,294	991,218	—
MaxLinear, Inc.	94,301,983	6,796,417	(9,815,362)	(7,138,423)	(13,918,613)	70,226,002	4,849,862	—	—
MDC Holdings, Inc.(a)	253,760,822	200,267	(254,323,597)	110,590,394	(110,227,886)	—	—	—	—
Medical Properties Trust, Inc.	190,134,937	14,453,173	(27,494,397)	2,754,301	43,059,087	222,907,101	38,103,778	15,301,825	—
Medifast, Inc.(a)	27,979,271	823,218	(15,497,089)	(71,591,006)	58,285,606	—	—	—	—
Mercury Systems, Inc.	104,629,420	9,044,904	(20,389,381)	(1,382,875)	26,769,623	118,671,691	3,207,343	—	—
Merit Medical Systems, Inc.	295,424,924	23,870,245	(43,097,924)	10,951,829	78,109,508	365,258,582	3,695,827	—	—
Meritage Homes Corp.	431,891,105	32,032,171	(59,426,351)	14,255,422	54,217,205	472,969,552	2,306,381	3,631,008	—
Mesa Laboratories, Inc.	38,095,952	3,519,213	(3,361,491)	(2,234,941)	8,909,580	44,928,313	345,975	110,458	—
Metallus, Inc.	57,724,176	4,437,263	(6,417,677)	(240,884)	(19,222,944)	36,279,934	2,446,388	—	—
Methode Electronics, Inc.(a)	29,439,340	599,878	(25,307,321)	(64,366,933)	59,635,036	—	—	335,507	—
MGE Energy, Inc.	192,258,801	15,015,969	(25,305,195)	1,103,794	28,806,130	211,879,499	2,316,889	2,131,945	—
Middlesex Water Co.	63,147,893	5,278,864	(9,208,030)	(3,457,275)	18,132,438	73,893,890	1,132,647	777,995	—
MillerKnoll, Inc.	121,771,339	10,360,819	(21,478,701)	1,223,592	(2,046,492)	109,830,557	4,435,806	1,821,124	—
Minerals Technologies, Inc.	165,905,226	12,910,414	(24,639,028)	2,593,262	1,529,924	158,299,798	2,049,719	435,098	—
ModivCare, Inc.(a)	19,550,593	—	(17,945,634)	(44,551,662)	42,946,703	—	—	—	—
Monro, Inc.	63,704,744	4,711,416	(7,647,382)	(5,245,860)	(668,803)	54,854,115	1,900,697	1,130,189	—
Moog, Inc., Class A	310,010,605	25,281,711	(46,492,807)	11,122,450	69,039,490	368,961,449	1,826,361	1,080,277	—
Movado Group, Inc.(a)	29,513,715	2,576,108	(22,256,969)	(11,159,138)	1,326,284	—	—	1,095,859	—
Mr. Cooper Group, Inc.	339,614,041	4,962,227	(26,184,515)	12,744,239	47,324,576	378,460,568	4,105,669	—	—
Mueller Industries, Inc.	413,464,268	34,487,366	(64,367,372)	17,691,258	131,860,271	533,135,791	7,194,815	3,039,778	—
Myers Industries, Inc.	57,828,590	3,261,264	(4,960,060)	(1,130,495)	(22,093,699)	32,905,600	2,381,013	669,175	—
MYR Group, Inc.	199,465,733	11,839,710	(20,295,077)	2,163,156	(85,632,776)	107,540,746	1,051,949	—	—
Myriad Genetics, Inc.	127,489,656	11,334,917	(16,181,194)	778,930	35,079,293	158,501,602	5,786,842	—	—
Nabors Industries Ltd.	51,914,858	3,940,811	(5,413,552)	(3,719,057)	(9,706,191)	37,016,869	574,172	—	—
National Bank Holdings Corp., Class A	90,295,690	—	(3,550,949)	(135,603)	14,950,292	101,559,430	2,412,338	1,386,453	—
National HealthCare Corp.	86,093,317	8,081,160	(23,275,430)	3,213,234	24,466,748	98,579,029	783,804	1,014,578	—
National Vision Holdings, Inc.	117,699,450	5,750,899	(9,390,707)	(7,501,389)	(52,059,923)	54,498,330	4,995,264	—	—
NBT Bancorp, Inc.	114,503,002	—	(5,361,782)	(64,903)	23,062,223	132,138,540	2,987,532	2,034,252	—
NCR Atleos Corp.	89,256,550	13,440,171	(10,226,242)	1,103,927	37,902,219	131,476,625	4,608,364	—	—
NCR Voyix Corp.	114,431,766	11,847,158	(8,548,353)	(910,286)	8,882,126	125,702,411	9,263,258	—	—

26	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
NeoGenomics, Inc.	$135,337,127	$9,911,366	$(16,085,386)	$(15,785,029)	$7,081,765	$120,459,843	8,166,769	$—	$—
NetScout Systems, Inc.	105,320,932	7,572,428	(13,676,450)	(5,542,016)	4,861,871	98,536,765	4,530,426	—	—
New York Mortgage Trust, Inc.	44,236,066	3,093,710	(5,398,506)	(7,509,588)	2,255,325	36,677,007	5,794,156	2,335,176	—
Newell Brands, Inc.	206,655,495	24,313,674	(17,749,140)	(3,458,411)	(6,206,390)	203,555,228	26,504,587	3,588,188	—
NexPoint Residential Trust, Inc.	48,921,300	282,082	(5,173,768)	(124,451)	17,883,073	61,788,236	1,403,959	1,387,433	—
NMI Holdings, Inc., Class A	177,566,683	14,412,882	(29,510,050)	5,983,810	40,636,506	209,089,831	5,076,228	—	—
Northern Oil & Gas, Inc.	245,218,591	29,091,461	(22,760,369)	943,285	(28,331,415)	224,161,553	6,330,459	5,028,563	—
Northfield Bancorp, Inc.(a)	25,858,223	321,637	(23,105,698)	(16,146,629)	13,072,467	—	—	342,180	—
Northwest Bancshares, Inc.	98,166,325	603,926	(4,927,881)	(1,958,043)	16,051,130	107,935,457	8,066,925	3,339,605	—
Northwest Natural Holding Co.	92,464,716	8,431,031	(9,441,493)	(1,904,160)	10,719,134	100,269,228	2,456,375	2,430,112	—
Nu Skin Enterprises, Inc., Class A(b)	46,295,787	2,711,195	(25,061,412)	(107,374,736)	87,319,909	N/A	N/A	400,197	—
NV5 Global, Inc.	84,619,580	6,286,837	(8,781,766)	(1,916,228)	(2,325,935)	77,882,488	833,146	—	—
Oceaneering International, Inc.	159,186,222	12,977,372	(20,628,892)	3,212,430	5,786,330	160,533,462	6,454,904	—	—
ODP Corp. (The)	119,796,714	7,909,545	(12,751,638)	(12,301)	(51,480,215)	63,462,105	2,133,180	—	—
OFG Bancorp	114,835,642	2,293,986	(9,161,811)	3,033,683	21,465,828	132,467,328	2,948,961	1,501,133	—
O-I Glass, Inc.	173,363,990	10,323,574	(17,364,677)	(2,164,959)	(34,393,348)	129,764,580	9,890,593	—	—
Olympic Steel, Inc.(a)	47,046,671	1,368,136	(26,777,923)	8,428,612	(30,065,496)	—	—	195,049	—
Omnicell, Inc.	89,774,859	7,772,979	(13,618,744)	(3,270,112)	47,122,372	127,781,354	2,930,765	—	—
OPENLANE, Inc.	126,216,648	9,969,174	(16,054,038)	569,394	(4,240,251)	116,460,927	6,899,344	—	—
OraSure Technologies, Inc.(a)	30,618,556	578,057	(22,317,615)	(29,568,399)	20,689,401	—	—	—	—
Organon & Co.	324,517,911	25,441,062	(42,925,649)	3,179,872	2,526,435	312,739,631	16,348,125	9,618,118	—
OSI Systems, Inc.	151,681,838	11,271,668	(18,829,021)	3,440,724	5,325,475	152,890,684	1,006,986	—	—
Otter Tail Corp.	243,381,542	18,637,520	(29,943,950)	(181,194)	(23,596,346)	208,297,572	2,665,015	2,621,193	—
Outfront Media, Inc.	164,701,790	11,905,719	(30,235,718)	(582,942)	15,022,568	160,811,417	8,749,261	5,848,138	—
Owens & Minor, Inc.	143,173,635	7,333,530	(14,958,589)	(8,019,561)	(53,615,716)	73,913,299	4,710,854	—	—
Oxford Industries, Inc.	112,066,622	7,784,303	(13,213,764)	778,356	(26,207,376)	81,208,141	936,009	1,303,646	—
Pacific Premier Bancorp, Inc.	152,583,384	—	(5,776,148)	(3,920,894)	10,765,476	153,651,818	6,106,988	4,153,234	—
Pacira BioSciences, Inc.	91,656,770	5,891,866	(9,550,559)	(11,415,414)	(32,175,125)	44,407,538	2,950,667	—	—
Palomar Holdings, Inc.	140,410,136	13,724,287	(13,825,792)	1,589,109	16,054,516	157,952,256	1,668,451	—	—
Papa John’s International, Inc.	147,738,047	8,616,482	(16,167,597)	(5,535,684)	(22,653,848)	111,997,400	2,079,031	2,033,412	—
Park National Corp.	131,604,688	11,420,441	(17,929,172)	3,047,697	26,939,682	155,083,336	923,225	2,043,682	—
Pathward Financial, Inc.	86,978,756	—	(8,185,639)	3,589,979	22,037,793	104,420,889	1,581,895	166,054	—
Patrick Industries, Inc.	168,332,872	18,281,026	(14,682,235)	4,560,972	26,713,917	203,206,552	1,427,313	1,547,670	—
Patterson Cos., Inc.	154,005,164	9,990,939	(23,044,591)	(4,390,061)	(27,731,377)	108,830,074	4,983,062	2,796,597	—
Patterson-UTI Energy, Inc.	259,086,203	38,444,723	(30,697,972)	1,005,260	(93,494,178)	174,344,036	22,790,070	3,382,727	—
PDF Solutions, Inc.	69,614,307	5,563,446	(8,575,346)	1,222,647	(5,448,686)	62,376,368	1,968,951	—	—
Peabody Energy Corp.	180,432,391	37,440,316	(22,492,264)	(2,258,784)	19,766,987	212,888,646	8,021,426	1,087,303	—
Pebblebrook Hotel Trust	125,421,081	8,287,067	(14,914,442)	(334,098)	(16,825,743)	101,633,865	7,682,076	154,516	—
Pediatrix Medical Group, Inc.	56,116,907	3,885,693	(6,257,021)	(4,136,023)	12,609,192	62,218,748	5,368,313	—	—
Penn Entertainment, Inc.	—	201,905,592	(13,601,984)	(30,704)	(9,108,977)	179,163,927	9,499,678	—	—
PennyMac Mortgage Investment Trust	85,896,365	6,415,781	(11,060,615)	(1,805,342)	(763,060)	78,683,129	5,517,751	4,598,910	—
Perdoceo Education Corp.	77,794,259	—	(11,118,046)	2,977,402	17,510,572	87,164,187	3,919,253	1,039,332	—
Perficient, Inc.	132,847,665	12,186,723	(20,691,854)	2,514,686	42,222,811	169,080,031	2,240,064	—	—

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Phibro Animal Health Corp., Class A	$17,762,924	$1,871,391	$(3,405,720)	$(950,350)	$14,019,712	$29,297,957	1,300,975	$328,556	$—
Phillips Edison & Co., Inc.	295,590,681	19,993,509	(36,599,668)	106,445	14,226,690	293,317,657	7,778,246	4,803,069	—
Phinia, Inc.	121,178,821	10,467,142	(27,487,263)	4,515,483	19,474,810	128,148,993	2,784,032	1,552,830	—
Photronics, Inc.	119,751,092	8,404,246	(12,875,779)	1,981,478	(17,255,917)	100,005,120	4,038,979	—	—
Piper Sandler Cos.	203,757,726	18,379,034	(23,375,816)	7,809,184	78,749,174	285,319,302	1,005,318	1,287,038	—
PJT Partners, Inc., Class A(c)	N/A	55,164,071	(14,933,132)	1,454,214	47,751,543	201,474,473	1,510,983	742,329	—
Plexus Corp.	176,823,465	14,631,248	(30,323,048)	5,690,722	69,524,869	236,347,256	1,728,822	—	—
Powell Industries, Inc.(b)	88,840,309	7,562,494	(12,946,440)	5,034,261	(64,431,255)	N/A	N/A	328,942	—
PRA Group, Inc.	69,490,212	4,735,373	(8,007,966)	(3,377,721)	(6,784,429)	56,055,469	2,506,953	—	—
Premier, Inc., Class A	179,314,936	10,735,593	(37,634,856)	(4,810,920)	(14,022,873)	133,581,880	6,679,094	3,171,362	—
Prestige Consumer Healthcare, Inc.	243,915,011	16,215,155	(29,776,693)	4,778,774	(6,429,461)	228,702,786	3,172,022	—	—
PriceSmart, Inc.	142,081,464	10,708,864	(18,743,258)	1,174,064	11,354,463	146,575,597	1,597,032	2,664,612	—
Privia Health Group, Inc.	135,905,076	9,965,448	(17,171,104)	(6,312,431)	(3,697,851)	118,689,138	6,517,800	—	—
ProAssurance Corp.	43,453,464	904,101	(1,508,892)	(4,485,062)	11,704,970	50,068,581	3,329,028	—	—
PROG Holdings, Inc.	104,567,589	9,083,566	(23,165,479)	4,865,253	35,456,180	130,807,109	2,697,610	709,423	—
Progress Software Corp.	158,417,275	12,728,443	(25,581,296)	2,396,452	35,649,526	183,610,400	2,725,403	1,024,475	—
Progyny, Inc.	—	83,846,271	(863,822)	(11,008)	647,417	83,618,858	4,989,192	—	—
ProPetro Holding Corp.(b)	46,467,256	3,841,606	(8,895,172)	(7,057,487)	20,888,158	N/A	N/A	—	—
Protagonist Therapeutics, Inc.	—	139,138,756	(10,993,344)	1,887,151	38,862,337	168,894,900	3,753,220	—	—
Proto Labs, Inc.	62,269,171	4,480,995	(8,620,393)	(14,390,074)	3,178,435	46,918,134	1,597,485	—	—
Provident Financial Services, Inc.	72,965,846	29,742,785	—	—	24,504,133	127,212,764	6,854,136	2,810,400	—
Quaker Chemical Corp.(b)	192,463,746	12,203,747	(21,758,542)	(2,847,507)	(28,656,684)	N/A	N/A	836,268	—
Quanex Building Products Corp.	86,192,111	30,608,600	(7,386,184)	976,283	(27,096,299)	83,294,511	3,001,604	410,743	—
QuidelOrtho Corp.	—	147,514,097	(4,228,964)	350,619	23,813,786	167,449,538	3,672,139	—	—
QuinStreet, Inc.	62,392,409	5,806,329	(5,888,872)	1,141,749	3,721,926	67,173,541	3,511,424	—	—
Ready Capital Corp.	97,658,707	10,732,361	(10,645,241)	(3,645,450)	(12,568,730)	81,531,647	10,685,668	5,695,875	—
Redwood Trust, Inc.	56,581,824	5,264,457	(8,714,820)	(4,354,511)	16,146,052	64,923,002	8,398,836	2,843,247	—
REGENXBIO, Inc.	57,601,903	5,805,743	(3,524,761)	(5,939,202)	(23,432,668)	30,511,015	2,908,581	—	—
Renasant Corp.	116,570,065	18,027,747	(7,710,171)	(430,503)	4,365,892	130,823,030	4,025,324	1,739,593	—
Resideo Technologies, Inc.	221,196,393	15,111,463	(25,641,353)	181,002	(23,588,625)	187,258,880	9,297,859	—	—
Resources Connection, Inc.(a)	28,381,896	825,623	(23,420,046)	(11,211,721)	5,424,248	—	—	301,443	—
Retail Opportunity Investments Corp.	109,657,421	9,335,362	(15,452,089)	(2,433,754)	26,644,224	127,751,164	8,121,498	2,540,095	—
REX American Resources Corp.	60,573,866	3,976,881	(6,053,320)	994,728	(13,880,720)	45,611,435	985,341	—	—
Robert Half, Inc.	—	459,314,384	(37,282,191)	410,046	15,387,531	437,829,770	6,495,027	3,665,496	—
Rogers Corp.	134,316,013	9,867,176	(15,746,118)	(3,795,885)	(3,152,159)	121,489,027	1,075,029	—	—
Rush Enterprises, Inc., Class A	222,647,642	14,994,774	(25,959,124)	(538,368)	(3,587,160)	207,557,764	3,928,786	1,448,754	—
RXO, Inc.	172,853,853	51,589,738	(25,843,768)	1,000,186	44,510,179	244,110,188	8,718,221	—	—
S&T Bancorp, Inc.	81,315,390	1,566,760	(5,634,508)	(850,456)	25,292,263	101,689,449	2,422,908	1,662,388	—
Sabre Corp.	62,219,185	6,607,785	(9,928,614)	(5,153,083)	36,173,412	89,918,685	24,501,004	—	—
Safety Insurance Group, Inc.	80,597,815	4,165,523	(6,560,653)	188,071	(774,503)	77,616,253	949,086	1,783,001	—
Sally Beauty Holdings, Inc.	87,991,813	5,922,516	(12,769,257)	(454,919)	7,930,768	88,620,921	6,530,650	—	—
Sanmina Corp.	234,219,748	18,710,079	(38,276,155)	8,195,809	14,673,867	237,523,348	3,470,027	—	—
ScanSource, Inc.	75,101,104	6,167,313	(18,334,405)	2,622,617	3,800,900	69,357,529	1,444,046	—	—
Scholastic Corp.	66,855,493	5,167,624	(11,089,768)	(1,490,597)	(8,316,892)	51,125,860	1,597,184	696,469	—

28	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Schrodinger, Inc.	$99,752,391	$6,060,978	$(9,315,483)	$(6,928,416)	$(24,335,241)	$65,234,229	3,516,670	$—	$—
Seacoast Banking Corp. of Florida	143,325,915	—	(6,957,214)	(2,781,657)	9,097,296	142,684,340	5,354,009	1,996,760	—
Sealed Air Corp.(c)	N/A	62,514,350	—	—	5,591,143	283,017,488	7,796,625	2,863,116	—
Select Medical Holdings Corp.	214,075,673	18,666,345	(31,772,080)	5,520,383	26,706,221	233,196,542	6,687,598	1,776,150	—
Semtech Corp.	119,360,948	36,406,158	(16,281,822)	2,571,833	75,494,245	217,551,362	4,764,594	—	—
Sensient Technologies Corp.	197,426,746	14,213,342	(24,641,694)	1,805,537	28,790,653	217,594,584	2,712,473	2,320,307	—
Service Properties Trust	76,310,453	4,899,658	(8,281,187)	(7,474,481)	(17,401,259)	48,053,184	10,537,979	4,410,110	—
ServisFirst Bancshares, Inc.	219,561,019	12,911,129	(20,398,237)	131,580	44,071,765	256,277,256	3,185,547	953,467	—
Shake Shack, Inc., Class A	263,417,588	24,350,633	(23,116,435)	4,789,817	(7,410,610)	262,030,993	2,538,814	—	—
Shenandoah Telecommunications Co.	58,975,232	4,471,463	(11,191,446)	(13,877,587)	2,997,528	41,375,190	2,932,331	—	—
Signet Jewelers Ltd.	299,493,299	19,158,678	(34,833,972)	9,442,168	(1,137,989)	292,122,184	2,832,288	1,717,805	—
Simmons First National Corp., Class A	161,479,352	618,843	(7,126,171)	(3,535,895)	19,842,563	171,278,692	7,951,657	3,450,717	—
Simply Good Foods Co. (The)	208,748,051	17,651,840	(28,958,454)	(297,960)	4,725,545	201,869,022	5,805,839	—	—
Simulations Plus, Inc.	44,532,695	3,377,030	(5,197,558)	(1,395,311)	(8,121,882)	33,194,974	1,036,695	127,791	—
SITE Centers Corp.(c)	N/A	33,787,667	(3,905,308)	1,416,857	66,120,004	181,742,968	3,004,016	—	—
SiTime Corp.	110,029,766	16,130,252	(13,399,385)	930,063	90,374,303	204,064,999	1,189,814	—	—
Six Flags Entertainment Corp.	128,971,343	199,549,456	(26,714,464)	(2,089,218)	(61,364,047)	238,353,070	5,913,001	14,568,886	—
SJW Group	111,631,584	8,564,033	(12,840,192)	(2,597,217)	5,121,991	109,880,199	1,890,900	1,568,921	—
SkyWest, Inc.	191,019,809	17,908,688	(35,042,379)	9,142,270	33,487,625	216,516,013	2,546,648	—	—
SL Green Realty Corp.	241,273,192	10,737,589	(26,772,697)	6,670,527	54,567,237	286,475,848	4,115,441	6,385,875	—
SM Energy Co.	389,494,401	25,866,138	(50,355,113)	12,125,695	(86,746,913)	290,384,208	7,265,054	2,756,487	—
SMART Global Holdings, Inc.	92,146,531	6,127,046	(8,705,851)	108,206	(19,254,874)	70,421,058	3,361,387	—	—
SolarEdge Technologies, Inc.	272,323,997	10,758,566	(16,261,533)	(23,036,086)	(160,397,332)	83,387,612	3,639,791	—	—
Sonos, Inc.	159,420,737	9,733,456	(18,879,943)	(16,211,170)	(39,589,346)	94,473,734	7,687,041	—	—
Southside Bancshares, Inc.	56,835,221	1,504,772	(5,566,468)	(765,370)	8,410,820	60,418,975	1,807,328	1,368,536	—
SpartanNash Co.	47,408,739	3,846,680	(7,692,484)	(1,517,416)	6,328,416	48,373,935	2,158,587	975,600	—
Sprinklr, Inc., Class A(c)	N/A	39,860,595	(9,054,870)	(2,991,952)	(39,025,629)	59,125,371	7,648,819	—	—
SPS Commerce, Inc.	458,220,474	34,743,436	(56,732,803)	13,669,869	7,412,286	457,313,262	2,355,221	—	—
SPX Technologies, Inc.	379,566,448	31,945,218	(54,525,841)	17,286,506	93,775,618	468,047,949	2,935,206	—	—
STAAR Surgical Co.	126,185,847	10,875,351	(15,659,425)	(1,097,869)	(3,857,898)	116,446,006	3,134,482	—	—
Standard Motor Products, Inc.	42,476,548	5,747,672	(3,743,849)	(985,856)	311,955	43,806,470	1,319,472	731,754	—
Standex International Corp.	146,514,355	10,183,216	(18,159,573)	3,416,394	(3,887,681)	138,066,711	755,371	478,308	—
Stellar Bancorp, Inc.	77,165,464	6,151,058	(9,050,781)	(1,115,711)	5,547,518	78,697,548	3,039,689	822,743	—
Stepan Co.	129,222,617	9,258,316	(15,784,503)	(3,966,568)	(14,640,045)	104,089,817	1,347,441	1,074,584	—
StepStone Group, Inc., Class A	—	190,394,801	(8,570,358)	759,572	43,566,083	226,150,098	3,979,414	835,818	—
Steven Madden Ltd.	200,254,146	18,041,322	(23,300,888)	4,092,763	26,815,394	225,902,737	4,611,201	1,950,843	—
Stewart Information Services Corp.	118,015,587	—	(3,572,798)	97,779	17,071,639	131,612,207	1,760,934	1,754,234	—
StoneX Group, Inc.	129,396,999	9,658,555	(12,080,810)	4,228,940	16,412,200	147,615,884	1,802,832	—	—
Strategic Education, Inc.	152,976,436	21,515,882	(14,098,305)	2,208,568	(19,309,637)	143,292,944	1,548,276	1,757,488	—
Stride, Inc.	169,468,753	21,355,936	(19,416,463)	4,246,650	54,831,161	230,486,037	2,701,747	—	—
Sturm Ruger & Co., Inc.	55,414,613	4,397,937	(9,401,369)	(3,669,458)	(1,803,764)	44,937,959	1,078,166	414,170	—

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Summit Hotel Properties, Inc.	$47,449,138	$1,783,889	$(4,060,121)	$(2,970,669)	$5,358,726	$47,560,963	6,933,085	$1,143,311	$—
SunCoke Energy, Inc.	63,760,352	4,966,195	(7,036,381)	(116,974)	(14,881,866)	46,691,326	5,379,185	1,244,362	—
Sunrun, Inc.	193,939,904	17,162,857	(25,378,800)	1,853,688	68,770,488	256,348,137	14,194,249	—	—
Sunstone Hotel Investors, Inc.	154,572,981	10,953,870	(20,851,422)	(441,035)	(10,950,655)	133,283,739	12,915,091	2,352,620	—
Supernus Pharmaceuticals, Inc.	126,221,463	8,936,218	(15,025,570)	(711,237)	(10,158,421)	109,262,453	3,504,248	—	—
Sylvamo Corp.	147,284,474	12,845,730	(28,427,274)	7,564,286	48,496,006	187,763,222	2,187,108	1,733,994	—
Tandem Diabetes Care, Inc.	155,953,076	13,280,541	(23,558,877)	2,667,486	28,558,281	176,900,507	4,171,198	—	—
Tanger, Inc.	214,753,381	13,874,965	(24,090,320)	3,724,035	22,139,560	230,401,621	6,943,991	3,983,465	—
TechTarget, Inc.	57,952,091	4,000,288	(6,583,346)	(5,259,359)	(9,890,133)	40,219,541	1,644,971	—	—
TEGNA, Inc.	—	160,951,294	(1,097,911)	(499)	6,478,100	166,330,984	10,540,620	—	—
Telephone & Data Systems, Inc.	107,208,339	9,570,340	(20,138,539)	1,925,992	45,434,533	144,000,665	6,193,577	526,820	—
Tennant Co.	153,845,649	9,663,599	(15,069,710)	1,410,717	(34,119,846)	115,730,409	1,205,023	709,644	—
TG Therapeutics, Inc.	—	211,619,911	(1,966,352)	(93,582)	(10,745,749)	198,814,228	8,499,967	—	—
Thryv Holdings, Inc.	46,606,862	4,622,015	(3,086,128)	(816,837)	(9,714,528)	37,611,384	2,182,901	—	—
Tompkins Financial Corp.	42,574,609	3,359,732	(5,505,676)	(1,806,637)	7,677,066	46,299,094	801,161	1,025,921	—
Topgolf Callaway Brands Corp.(b)	155,163,763	11,305,866	(18,043,215)	(1,905,561)	(20,881,663)	N/A	N/A	—	—
TransMedics Group, Inc.	—	332,580,457	—	—	(44,252)	332,536,205	2,118,065	—	—
TreeHouse Foods, Inc.	132,385,675	9,951,457	(26,398,348)	(409,261)	9,418,154	124,947,677	2,976,362	—	—
Tri Pointe Homes, Inc.	253,389,122	19,248,786	(43,358,647)	8,029,070	31,952,642	269,260,973	5,942,639	—	—
Trinity Industries, Inc.	153,995,767	13,167,137	(21,677,423)	2,618,578	34,915,304	183,019,363	5,253,139	3,036,796	—
TripAdvisor, Inc.	202,911,686	10,471,272	(15,538,671)	(1,448,016)	(95,304,279)	101,091,992	6,976,673	—	—
Triumph Financial, Inc.	115,489,523	9,112,796	(13,251,917)	2,218,225	(2,483,699)	111,084,928	1,396,592	—	—
Triumph Group, Inc.	61,312,049	—	—	—	(8,764,688)	52,547,361	4,076,599	—	—
Trupanion, Inc.	66,633,587	6,263,373	(18,659,883)	(16,517,604)	51,106,849	88,826,322	2,115,920	—	—
TrustCo Bank Corp.	35,514,998	527,001	(1,928,959)	(740,931)	6,771,399	40,143,508	1,213,895	902,721	—
Trustmark Corp.	113,806,258	—	(5,207,214)	(367,637)	15,118,473	123,349,880	3,876,489	1,840,286	—
TTM Technologies, Inc.	108,632,143	9,358,161	(17,451,914)	2,199,552	15,443,072	118,181,014	6,475,672	—	—
Two Harbors Investment Corp.	92,300,806	7,552,964	(12,816,736)	(9,513,907)	13,842,237	91,365,364	6,582,519	6,155,456	—
U.S. Physical Therapy, Inc.	114,832,471	7,938,805	(12,343,685)	(766,433)	(28,041,362)	81,619,796	964,431	890,017	—
U.S. Silica Holdings, Inc.(a)	64,870,433	4,238,254	(85,084,375)	9,932,300	6,043,388	—	—	—	—
UFP Technologies, Inc.	120,318,315	10,270,049	(13,590,654)	3,125,212	26,503,477	146,626,399	462,982	—	—
Ultra Clean Holdings, Inc.	139,488,908	10,327,309	(16,558,621)	1,620,398	(20,302,373)	114,575,621	2,869,412	—	—
UniFirst Corp.	176,994,333	13,731,443	(24,675,115)	(555,221)	24,020,236	189,515,676	954,018	667,945	—
United Community Banks, Inc.	207,604,711	—	(9,015,305)	(3,388,500)	24,341,811	219,542,717	7,549,612	3,660,865	—
United Fire Group, Inc.	31,301,864	1,627,231	(2,646,742)	(1,432,854)	220,136	29,069,635	1,388,898	452,550	—
United Natural Foods, Inc.	46,247,422	4,311,779	(8,011,667)	(8,459,731)	29,562,525	63,650,328	3,784,205	—	—
Uniti Group, Inc.	95,117,599	5,460,443	(8,351,481)	(6,692,057)	1,939,008	87,473,512	15,509,488	2,407,719	—
Unitil Corp.	56,924,500	4,805,970	(7,579,995)	(76,421)	8,603,226	62,677,280	1,034,620	923,233	—
Universal Corp.	86,291,355	6,875,188	(11,832,890)	(910,685)	2,883,572	83,306,540	1,568,566	2,609,504	—
Universal Health Realty Income Trust	31,627,868	3,011,367	(4,950,747)	(1,859,016)	9,457,190	37,286,662	815,009	1,244,177	—
Upbound Group, Inc.	106,422,507	11,681,336	(9,377,945)	2,534,581	(12,358,244)	98,902,235	3,091,661	2,223,526	—
Urban Edge Properties	137,221,047	12,374,521	(16,984,518)	1,152,333	31,061,347	164,824,730	7,705,691	2,678,576	—
Varex Imaging Corp.(a)	49,787,344	2,899,188	(32,657,682)	(42,029,800)	22,000,950	—	—	—	—
Vector Group Ltd.	98,123,455	8,243,285	(13,211,604)	2,233,080	32,852,690	128,240,906	8,595,235	3,575,080	—
Veeco Instruments, Inc.	133,835,777	11,413,200	(18,253,170)	3,836,146	(11,337,675)	119,494,278	3,606,830	—	—
Vericel Corp.	167,672,945	12,127,491	(16,622,581)	(417,067)	(31,191,077)	131,569,711	3,114,076	—	—

30	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Veris Residential, Inc.	$82,807,301	$6,384,161	$(11,580,994)	$544,701	$13,482,312	$91,637,481	5,130,878	$959,547	$—
Veritex Holdings, Inc.	73,789,592	—	(3,241,167)	(2,472,115)	22,991,680	91,067,990	3,460,030	1,426,090	—
Verra Mobility Corp., Class A	280,454,925	22,396,442	(42,486,842)	5,073,741	25,320,345	290,758,611	10,455,182	—	—
Vestis Corp.	171,066,689	9,641,220	(34,766,762)	(7,689,479)	(29,985,839)	108,265,829	7,266,163	613,607	—
VF Corp.	—	340,403,119	(43,715,685)	3,375,075	118,951,650	419,014,159	21,003,216	3,978,168	—
Viad Corp.	55,967,874	3,942,061	(6,085,114)	(1,155,077)	(4,162,373)	48,507,371	1,353,820	—	—
Viavi Solutions, Inc.	136,641,825	9,245,017	(17,067,496)	(7,991,369)	6,309,347	127,137,324	14,095,047	—	—
Victoria’s Secret & Co.	101,365,792	7,780,074	(14,033,284)	368,488	32,743,837	128,224,907	4,989,296	—	—
Virtu Financial, Inc., Class A	—	141,103,400	(25,878,244)	5,186,323	38,663,312	159,074,791	5,222,416	1,421,715	—
Virtus Investment Partners, Inc.	113,691,887	7,205,473	(14,567,632)	1,458,759	(19,216,690)	88,571,797	422,878	1,705,269	—
Vista Outdoor, Inc.	128,738,107	11,276,994	(18,951,046)	3,578,347	20,696,552	145,338,954	3,709,519	—	—
Wabash National Corp.	91,802,028	5,678,323	(10,999,226)	322,705	(33,168,432)	53,635,398	2,794,966	475,947	—
WaFd, Inc.	133,084,058	10,438,816	(13,124,473)	(47,410)	25,354,871	155,705,862	4,467,887	2,362,701	—
Walker & Dunlop, Inc.	228,297,471	17,118,437	(41,043,698)	4,779,040	22,105,836	231,257,086	2,035,893	2,927,527	—
WD-40 Co.	232,005,109	16,301,747	(29,540,148)	4,178,059	(1,092,150)	221,852,617	860,294	1,586,166	—
Werner Enterprises, Inc.	—	156,114,604	(15,886,513)	199,899	11,054,469	151,482,459	3,925,433	575,161	—
Westamerica BanCorp	86,355,416	3,559,978	(6,566,846)	(1,327,748)	2,193,400	84,214,200	1,704,051	1,556,181	—
Whitestone REIT	40,052,823	3,056,135	(7,885,863)	512,965	2,394,714	38,130,774	2,818,239	781,454	—
Winnebago Industries, Inc.	146,130,168	9,365,005	(17,138,121)	1,129,226	(32,605,833)	106,880,445	1,839,278	1,877,128	—
WisdomTree, Inc.(c)	N/A	7,928,128	(6,097,981)	1,639,874	18,374,761	76,064,399	7,614,054	447,456	—
WK Kellogg Co.(b)	83,731,628	5,915,557	(10,369,288)	1,454,226	(24,141,029)	N/A	N/A	1,422,627	—
Wolfspeed, Inc.	—	65,500,236	(505,982)	50,498	12,780,899	77,825,651	8,023,263	—	—
Wolverine World Wide, Inc.	60,404,233	5,787,842	(10,308,153)	(5,278,791)	37,933,535	88,538,666	5,082,587	517,907	—
World Kinect Corp.	108,100,039	8,431,576	(18,212,760)	(1,469,217)	19,174,509	116,024,147	3,753,612	1,328,228	—
WSFS Financial Corp.	181,742,487	—	(13,263,624)	(1,217,981)	24,142,678	191,403,560	3,753,747	1,179,371	—
Xencor, Inc.	90,997,852	6,199,887	(10,033,676)	(6,897,008)	(1,276,403)	78,990,652	3,927,929	—	—
Xenia Hotels & Resorts, Inc.	107,196,752	7,906,959	(17,322,190)	(5,141,609)	3,332,594	95,972,506	6,497,800	1,568,592	—
Xerox Holdings Corp.	136,703,750	7,391,919	(10,602,268)	(1,947,238)	(54,777,842)	76,768,321	7,395,792	3,690,603	—
XPEL, Inc.	77,628,307	5,777,682	(5,648,122)	(1,736,391)	(13,577,784)	62,443,692	1,439,790	—	—
Xperi, Inc.(a)	35,514,951	601,315	(23,925,493)	(45,649,564)	33,458,791	—	—	—	—
Yelp, Inc.	182,689,014	12,137,291	(25,179,693)	(787,659)	(19,300,951)	149,558,002	4,263,341	—	—
Ziff Davis, Inc.	—	146,358,182	(1,413,360)	(62,368)	(6,609,225)	138,273,229	2,841,620	—	—
Zurn Elkay Water Solutions Corp.	—	320,898,172	(3,209,141)	383	9,956,158	327,645,572	9,116,460	—	—

				$995,619,217	$3,070,165,705	$82,779,704,793		$713,802,851	$—

(a)	As of period end, the entity is no longer held.
(b)	As of period end, the entity was not considered an affiliate.
(c)	As of the beginning of the period, the entity was not considered an affiliate.
(d)	Represents net amount purchased (sold).
(e)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Formerly the Community Bank System, Inc.
(g)	Formerly the Hannon Armstrong Sustainable Infrastructure Capital, Inc.
(h)	Formerly the Marathon Digital Holdings, Inc.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	653	12/20/24	$73,436	$52,758

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities
Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$340,946,205	$9,419,512	(c)	$350,967,078	0.4%
	Monthly	HSBC Bank PLC(d)	02/09/28	706,796,045	49,229,747	(e)	758,320,532	0.8
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	272,000,360	10,074,035	(g)	282,959,876	0.3

					$68,723,294		$1,392,247,486

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(601,361) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(2,294,740) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(885,481) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-250 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Triumph Group, Inc.	320,849	$4,135,744	1.2%

Banks
Axos Financial, Inc.	3,150	198,072	0.0
Cathay General Bancorp	70,328	3,020,588	0.9
Central Pacific Financial Corp.	85,917	2,535,411	0.7
CVB Financial Corp.	13,595	242,263	0.1
WaFd, Inc.	676,043	23,560,098	6.7

		29,556,432

Capital Markets
Moelis & Co., Class A	1,105,792	75,757,810	21.6

	Shares	Value	% of Basket Value

Commercial Services & Supplies
Pitney Bowes, Inc.	1,637,578	$11,675,931	3.3%

Communications Equipment
Extreme Networks, Inc.	2,388,136	35,893,684	10.2

Consumer Finance
Bread Financial Holdings, Inc.	2,633	125,278	0.1
Green Dot Corp., Class A	426,458	4,993,823	1.4

		5,119,101

Containers & Packaging
Sealed Air Corp.	5,744	208,507	0.1

Energy Equipment & Services
Tidewater, Inc.	15,449	1,109,084	0.3

Financial Services
Jackson Financial, Inc., Class A	1,167,365	106,498,709	30.3
Radian Group, Inc.	20,939	726,374	0.2

		107,225,083

Health Care Providers & Services
RadNet, Inc.	373,326	25,905,091	7.4

32	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

	Shares	Value	% of Basket Value

Insurance
Ambac Financial Group, Inc.	162,355	$1,820,000	0.5%
Employers Holdings, Inc.	2,399	115,080	0.1

		1,935,080

Metals & Mining
Warrior Met Coal, Inc.	41,897	2,677,218	0.8

Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	2,079,849	32,362,450	9.2

Office REITs
Douglas Emmett, Inc.	129,275	2,271,362	0.6

Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	534,515	9,407,464	2.7

Software
Envestnet, Inc.	91,457	5,727,037	1.6

Net Value of Reference Entity — Goldman Sachs Bank USA		$350,967,078

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Triumph Group, Inc.	514,857	$6,636,507	0.9%

Banks
Hope Bancorp, Inc.	19,471	244,556	0.0
Preferred Bank	196,914	15,802,348	2.1
Provident Financial Services, Inc.	1,410,011	26,169,804	3.5

		42,216,708

Capital Markets
Moelis & Co., Class A	98,473	6,746,385	0.9

Commercial Services & Supplies
Pitney Bowes, Inc.	388,969	2,773,349	0.4

Consumer Finance
Bread Financial Holdings, Inc.	1,361,909	64,799,630	8.5
Green Dot Corp., Class A	41,442	485,286	0.1

		65,284,916

Containers & Packaging
Sealed Air Corp.	1,423,696	51,680,165	6.8

Diversified Consumer Services
Perdoceo Education Corp.	9,475	210,724	0.0

Diversified REITs
Global Net Lease, Inc.	3,679,753	30,983,520	4.1

	Shares	Value	% of Basket Value

Diversified Telecommunication Services
Lumen Technologies, Inc.	17,337,455	$123,095,930	16.2%

Energy Equipment & Services
Tidewater, Inc.	551,754	39,610,420	5.2

Financial Services
Jackson Financial, Inc., Class A	1,945,007	177,442,989	23.4

Health Care Providers & Services
RadNet, Inc.	83,404	5,787,404	0.8

Insurance
Ambac Financial Group, Inc.	261,185	2,927,884	0.4
Lincoln National Corp.	2,364,215	74,496,414	9.8

		77,424,298

Metals & Mining
Warrior Met Coal, Inc.	47,084	3,008,668	0.4

Office REITs
Douglas Emmett, Inc.	2,322,555	40,807,291	5.4
Hudson Pacific Properties, Inc.	444,506	2,124,739	0.2
JBG SMITH Properties	165,799	2,898,167	0.4

		45,830,197

Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	265,624	4,674,982	0.6

Software
Envestnet, Inc.	1,196,317	74,913,370	9.9

Net Value of Reference Entity — HSBC Bank PLC		$758,320,532

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Central Pacific Financial Corp.	35,828	$1,057,284	0.4%

Communications Equipment
Extreme Networks, Inc.	115,305	1,733,034	0.6

Financial Services
Radian Group, Inc.	6,221,764	215,832,993	76.3

Health Care Providers & Services
RadNet, Inc.	151,339	10,501,413	3.7

Insurance
Ambac Financial Group, Inc.	388,379	4,353,729	1.5

Metals & Mining
Warrior Met Coal, Inc.	753,842	48,170,504	17.0

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	74,484	$1,310,919	0.5%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$282,959,876

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$68,723,294	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$52,758	$—	$—	$—	$52,758
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	—	—	68,723,294	—	—	—	68,723,294

	$—	$—	$68,776,052	$—	$—	$—	$68,776,052

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$23,142,223	$—	$—	$—	$23,142,223
Swaps	—	—	237,256,441	—	—	—	237,256,441

	$—	$—	$260,398,664	$—	$—	$—	$260,398,664

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(3,479,706)	$—	$—	$—	$(3,479,706)
Swaps	—	—	(7,406,531)	—	—	—	(7,406,531)

	$—	$—	$(10,886,237)	$—	$—	$—	$(10,886,237)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$146,834,315
Total return swaps
Average notional amount	$1,318,630,423

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P Small-Cap ETF

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$—	$51,512
Swaps — OTC(a)	68,723,294	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$68,723,294	$51,512

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(51,512)

Total derivative assets and liabilities subject to an MNA	$68,723,294	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$9,419,512	$—	$—	$(9,419,512)	$—
HSBC Bank PLC	49,229,747	—	—	(49,229,747)	—
JPMorgan Chase Bank N.A.	10,074,035	—	—	(10,074,035)	—

	$68,723,294	$—	$—	$(68,723,294)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$84,829,026,762	$—	$10	$84,829,026,772
Short-Term Securities
Money Market Funds	6,235,459,932	—	—	6,235,459,932

	$91,064,486,694	$—	$10	$91,064,486,704

Derivative Financial Instruments(a)
Assets
Equity Contracts	$52,758	$68,723,294	$—	$68,776,052

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) September 30, 2024	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(a)	49,049	$19,599,980
Boeing Co. (The)(a)	175,472	26,678,763
BWX Technologies, Inc.	63,102	6,859,187
Curtiss-Wright Corp.	16,757	5,507,858
General Electric Co.	317,686	59,909,226
Hexcel Corp.	28,612	1,769,080
Howmet Aerospace, Inc.	161,827	16,223,157
TransDigm Group, Inc.	38,358	54,741,853
Woodward, Inc.	40,782	6,994,521

		198,283,625
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	35,858	4,711,741
GXO Logistics, Inc.(a)	52,132	2,714,513

		7,426,254
Automobile Components — 0.0%
Autoliv, Inc.	29,476	2,752,174
Gentex Corp.	103,869	3,083,871
Visteon Corp.(a)	8,733	831,731

		6,667,776
Automobiles — 2.5%
Tesla, Inc.(a)	1,892,930	495,247,276

Banks — 0.1%
Bank OZK	38,158	1,640,412
Commerce Bancshares, Inc.	33,864	2,011,522
Cullen/Frost Bankers, Inc.	18,696	2,091,334
East West Bancorp, Inc.	50,687	4,193,842
First Financial Bankshares, Inc.	35,796	1,324,810
Hancock Whitney Corp.	29,599	1,514,581
International Bancshares Corp.	15,930	952,455
Pinnacle Financial Partners, Inc.	21,874	2,142,996
Western Alliance Bancorp	38,032	3,289,388

		19,161,340
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A, NVS(a)	3,015	871,757
Celsius Holdings, Inc.(a)(b)	103,089	3,232,871
Coca-Cola Co. (The)	1,031,379	74,114,895
Coca-Cola Consolidated, Inc.	4,029	5,303,776
Monster Beverage Corp.(a)	289,276	15,091,529
PepsiCo, Inc.	338,032	57,482,341

		156,097,169
Biotechnology — 1.1%
AbbVie, Inc.	445,750	88,026,710
Arrowhead Pharmaceuticals, Inc.(a)	86,229	1,670,256
BioMarin Pharmaceutical, Inc.(a)	73,532	5,168,564
Cytokinetics, Inc.(a)	33,729	1,780,891
Exelixis, Inc.(a)	192,447	4,994,000
Halozyme Therapeutics, Inc.(a)(b)	88,028	5,038,723
Neurocrine Biosciences, Inc.(a)	69,639	8,023,805
Regeneron Pharmaceuticals, Inc.(a)	43,524	45,754,170
Roivant Sciences Ltd.(a)	184,926	2,134,046
Sarepta Therapeutics, Inc.(a)	51,993	6,493,406
United Therapeutics Corp.(a)	13,829	4,955,622
Vertex Pharmaceuticals, Inc.(a)	112,491	52,317,314

		226,357,507

Security	Shares	Value

Broadline Retail — 6.0%
Amazon.com, Inc.(a)	6,372,792	$1,187,442,334
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	40,986	3,983,839

		1,191,426,173
Building Products — 0.8%
A. O. Smith Corp.	51,576	4,633,072
AAON, Inc.	45,095	4,863,045
Advanced Drainage Systems, Inc.	48,225	7,579,041
Allegion PLC	23,278	3,392,536
Builders FirstSource, Inc.(a)	79,608	15,432,807
Carlisle Cos., Inc.	31,525	14,178,369
Carrier Global Corp.	274,969	22,132,255
Fortune Brands Innovations, Inc.	32,912	2,946,611
Lennox International, Inc.	21,887	13,226,095
Masco Corp.	79,696	6,689,682
Owens Corning	59,949	10,582,198
Simpson Manufacturing Co., Inc.	28,485	5,448,326
Trane Technologies PLC	105,936	41,180,501
Trex Co., Inc.(a)	75,604	5,033,714
UFP Industries, Inc.	41,123	5,395,749

		162,714,001
Capital Markets — 1.5%
Ameriprise Financial, Inc.	35,575	16,713,491
Blackstone, Inc., Class A, NVS	353,163	54,079,850
Carlyle Group, Inc. (The)	67,795	2,919,253
Cboe Global Markets, Inc.	45,778	9,378,539
CME Group, Inc., Class A	88,389	19,503,033
Evercore, Inc., Class A	16,732	4,238,885
FactSet Research Systems, Inc.	12,412	5,707,658
Hamilton Lane, Inc., Class A	27,708	4,665,750
Houlihan Lokey, Inc., Class A	35,809	5,658,538
Interactive Brokers Group, Inc., Class A	44,034	6,136,578
KKR & Co., Inc., Class A	460,343	60,111,589
Moody’s Corp.	50,317	23,879,945
Morningstar, Inc.	18,449	5,887,445
MSCI, Inc., Class A	30,646	17,864,473
S&P Global, Inc.	96,312	49,756,705
SEI Investments Co.	34,894	2,414,316

		288,916,048
Chemicals — 0.9%
Arcadium Lithium PLC(a)(b)	434,765	1,239,080
Axalta Coating Systems Ltd.(a)	147,913	5,352,971
Cabot Corp.	25,848	2,889,031
Celanese Corp., Class A	74,694	10,155,396
CF Industries Holdings, Inc.	65,926	5,656,451
Ecolab, Inc.	88,288	22,542,575
Linde PLC	170,468	81,289,371
NewMarket Corp.	5,247	2,895,767
Olin Corp.	35,053	1,681,843
RPM International, Inc.	46,842	5,667,882
Scotts Miracle-Gro Co. (The)	11,054	958,382
Sherwin-Williams Co. (The)	79,324	30,275,591
Westlake Corp.	21,935	3,296,611

		173,900,951
Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	29,561	3,418,434
Cintas Corp.	128,817	26,520,844
Clean Harbors, Inc.(a)	34,899	8,435,437
Copart, Inc.(a)	598,625	31,367,950
MSA Safety, Inc.	26,902	4,770,801
RB Global, Inc.	124,737	10,040,081
Republic Services, Inc.	79,222	15,910,946

36	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	84,079	$4,252,716
Tetra Tech, Inc.	180,936	8,532,942
Waste Management, Inc.	117,336	24,358,954

		137,609,105
Communications Equipment — 0.5%
Arista Networks, Inc.(a)	175,587	67,393,802
Ciena Corp.(a)	39,011	2,402,688
Motorola Solutions, Inc.	66,151	29,743,474

		99,539,964
Construction & Engineering — 0.2%
AECOM	42,555	4,394,655
Comfort Systems U.S.A., Inc.	24,287	9,480,430
EMCOR Group, Inc.	31,896	13,732,185
Quanta Services, Inc.	69,113	20,606,041

		48,213,311
Construction Materials — 0.2%
Eagle Materials, Inc.(b)	22,983	6,611,060
Knife River Corp.(a)	27,920	2,495,769
Martin Marietta Materials, Inc.	27,574	14,841,705
Vulcan Materials Co.	57,686	14,446,305

		38,394,839
Consumer Finance — 0.5%
American Express Co.	268,010	72,684,312
Discover Financial Services	92,578	12,987,768
FirstCash Holdings, Inc.	25,992	2,983,881
SLM Corp.	63,040	1,441,725

		90,097,686
Consumer Staples Distribution & Retail — 0.6%
Casey’s General Stores, Inc.	25,297	9,504,336
Costco Wholesale Corp.	127,032	112,616,409
Sprouts Farmers Market, Inc.(a)	29,059	3,208,404

		125,329,149
Containers & Packaging — 0.0%
AptarGroup, Inc.	27,031	4,330,096
Crown Holdings, Inc.	37,402	3,586,104

		7,916,200
Distributors — 0.0%
Pool Corp.	14,814	5,581,915

Diversified Consumer Services — 0.1%
Duolingo, Inc., Class A(a)	24,828	7,001,992
Grand Canyon Education, Inc.(a)	19,952	2,830,191
H&R Block, Inc.	96,509	6,133,147
Service Corp. International	49,977	3,944,685

		19,910,015
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.	43,070	1,311,481

Electric Utilities — 0.1%
Constellation Energy Corp.	96,190	25,011,324
IDACORP, Inc.	13,819	1,424,601

		26,435,925
Electrical Equipment — 0.6%
Acuity Brands, Inc.	10,410	2,866,810
AMETEK, Inc.(b)	75,973	13,045,324
Eaton Corp. PLC	168,728	55,923,208
EnerSys	12,094	1,234,193
GE Vernova, Inc.(a)	80,384	20,496,312
Generac Holdings, Inc.(a)	24,802	3,940,542
Hubbell, Inc.	16,758	7,178,289

Security	Shares	Value

Electrical Equipment (continued)
NEXTracker, Inc., Class A(a)	98,054	$3,675,064
nVent Electric PLC	115,476	8,113,344
Rockwell Automation, Inc.	36,836	9,888,992

		126,362,078
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	458,021	29,844,648
CDW Corp.	38,308	8,669,100
Cognex Corp.	52,659	2,132,690
Fabrinet(a)	24,708	5,841,960
IPG Photonics Corp.(a)(b)	9,251	687,534
Jabil, Inc.	41,878	5,018,241
Littelfuse, Inc.	12,129	3,217,217
Novanta, Inc.(a)(b)	14,496	2,593,624
TE Connectivity PLC	81,027	12,234,267
Vontier Corp.(b)	107,522	3,627,792

		73,867,073
Energy Equipment & Services — 0.1%
ChampionX Corp.	90,858	2,739,369
Valaris Ltd.(a)	43,608	2,431,146
Weatherford International PLC	49,507	4,204,134

		9,374,649
Entertainment — 1.2%
Electronic Arts, Inc.	72,205	10,357,085
Live Nation Entertainment, Inc.(a)	107,063	11,722,328
Netflix, Inc.(a)	292,791	207,667,873
Take-Two Interactive Software, Inc.(a)	55,023	8,457,585
TKO Group Holdings, Inc., Class A(a)	17,972	2,223,316
Warner Music Group Corp., Class A	75,419	2,360,615

		242,788,802
Financial Services — 2.4%
Corpay, Inc.(a)	47,465	14,845,153
Equitable Holdings, Inc.	36,198	1,521,402
Euronet Worldwide, Inc.(a)(b)	15,585	1,546,499
Fiserv, Inc.(a)	204,655	36,766,271
Mastercard, Inc., Class A	405,267	200,120,845
MGIC Investment Corp.	65,661	1,680,922
Visa, Inc., Class A	752,160	206,806,392
Voya Financial, Inc.	26,642	2,110,579
WEX, Inc.(a)	28,085	5,890,267

		471,288,330
Food Products — 0.2%
Hershey Co. (The)	38,591	7,400,982
Ingredion, Inc.	16,272	2,236,261
Lamb Weston Holdings, Inc.	63,655	4,121,024
Lancaster Colony Corp.	6,763	1,194,143
Mondelez International, Inc., Class A	383,525	28,254,287

		43,206,697
Ground Transportation — 1.1%
Avis Budget Group, Inc.	12,678	1,110,466
CSX Corp.	662,663	22,881,753
Landstar System, Inc.	15,996	3,021,164
Old Dominion Freight Line, Inc.(b)	128,915	25,607,676
Saia, Inc.(a)(b)	18,030	7,883,798
Uber Technologies, Inc.(a)(b)	1,433,331	107,729,158
Union Pacific Corp.	186,594	45,991,689
XPO, Inc.(a)	38,023	4,087,853

		218,313,557
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.(a)	26,484	6,735,411

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(a)	551,334	$46,201,789
Cooper Cos., Inc. (The)(a)	57,899	6,388,576
Dexcom, Inc.(a)	167,822	11,250,787
Edwards Lifesciences Corp.(a)	151,224	9,979,272
Haemonetics Corp.(a)	21,194	1,703,574
IDEXX Laboratories, Inc.(a)	31,507	15,917,966
Insulet Corp.(a)	18,455	4,295,401
Intuitive Surgical, Inc.(a)	159,633	78,422,904
Lantheus Holdings, Inc.(a)	47,614	5,225,636
LivaNova PLC(a)	13,948	732,828
Masimo Corp.(a)	19,124	2,549,803
Penumbra, Inc.(a)	26,890	5,224,996
STERIS PLC	37,751	9,156,128
Stryker Corp.	149,571	54,034,019

		257,819,090
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.(a)	64,163	4,068,576
Amedisys, Inc.(a)	9,516	918,389
Chemed Corp.	6,278	3,772,890
DaVita, Inc.(a)(b)	17,350	2,844,185
Encompass Health Corp.	31,527	3,046,769
Ensign Group, Inc. (The)	38,663	5,560,513
HCA Healthcare, Inc.	60,970	24,780,037
HealthEquity, Inc.(a)(b)	30,394	2,487,749
Molina Healthcare, Inc.(a)	23,418	8,068,906
Option Care Health, Inc.(a)(b)	61,551	1,926,546
UnitedHealth Group, Inc.	239,395	139,969,469

		197,444,029
Health Care REITs — 0.0%
Omega Healthcare Investors, Inc.	69,911	2,845,378

Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	41,198	1,794,997

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	283,977	4,997,995
Park Hotels & Resorts, Inc.	146,134	2,060,490

		7,058,485
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(a)(b)	149,849	19,002,352
Booking Holdings, Inc.	22,869	96,326,972
Boyd Gaming Corp.	48,374	3,127,379
Caesars Entertainment, Inc.(a)	87,136	3,637,057
Carnival Corp.(a)	487,554	9,009,998
Chipotle Mexican Grill, Inc.(a)	936,178	53,942,576
Choice Hotels International, Inc.(b)	7,012	913,664
Churchill Downs, Inc.	50,189	6,786,055
Darden Restaurants, Inc.	42,111	6,911,678
Domino’s Pizza, Inc.	9,678	4,162,895
Expedia Group, Inc.(a)(b)	85,215	12,613,524
Hilton Grand Vacations, Inc.(a)	25,484	925,579
Hilton Worldwide Holdings, Inc.	168,459	38,829,799
Hyatt Hotels Corp., Class A	30,757	4,681,215
Las Vegas Sands Corp.	147,400	7,420,116
Light & Wonder, Inc., Class A(a)	60,652	5,502,956
Marriott International, Inc., Class A	158,918	39,507,015
McDonald’s Corp.	215,106	65,501,928
MGM Resorts International(a)	107,319	4,195,100
Norwegian Cruise Line Holdings Ltd.(a)	296,191	6,074,877
Planet Fitness, Inc., Class A(a)(b)	57,218	4,647,246
Royal Caribbean Cruises Ltd.	161,896	28,713,875
Starbucks Corp.	454,984	44,356,390

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	45,009	$7,948,589
Travel + Leisure Co.	35,348	1,628,836
Vail Resorts, Inc.	16,483	2,872,822
Wendy’s Co. (The)	62,848	1,101,097
Wingstop, Inc.	20,173	8,393,582
Wyndham Hotels & Resorts, Inc.	35,634	2,784,441
Wynn Resorts Ltd.	64,632	6,196,916
Yum! Brands, Inc.	88,343	12,342,401

		510,058,930
Household Durables — 0.7%
DR Horton, Inc.(b)	199,574	38,072,732
Garmin Ltd.	56,419	9,931,437
KB Home	24,454	2,095,463
Lennar Corp., Class A	92,529	17,347,337
NVR, Inc.(a)	2,105	20,653,839
PulteGroup, Inc.	141,864	20,361,740
Tempur Sealy International, Inc.	118,234	6,455,576
Toll Brothers, Inc.	70,171	10,840,718
TopBuild Corp.(a)	20,496	8,337,978

		134,096,820
Household Products — 0.7%
Church & Dwight Co., Inc.	77,155	8,079,672
Colgate-Palmolive Co.	217,839	22,613,866
Procter & Gamble Co. (The)	626,345	108,482,954

		139,176,492
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	234,860	27,840,304

Industrial REITs — 0.1%
EastGroup Properties, Inc.	20,062	3,747,983
First Industrial Realty Trust, Inc.	43,541	2,437,425
Rexford Industrial Realty, Inc.	57,324	2,883,970
STAG Industrial, Inc.	63,222	2,471,348

		11,540,726
Insurance — 1.1%
Aon PLC, Class A	75,739	26,204,937
Arch Capital Group Ltd.(a)	256,032	28,644,860
Arthur J. Gallagher & Co.	76,386	21,492,729
Brown & Brown, Inc.	126,247	13,079,189
Erie Indemnity Co., Class A, NVS	10,017	5,407,377
Kinsale Capital Group, Inc.	14,903	6,938,390
Marsh & McLennan Cos., Inc.	173,928	38,801,597
Primerica, Inc.	22,817	6,049,927
Progressive Corp. (The)	200,181	50,797,931
RenaissanceRe Holdings Ltd.	19,424	5,291,098
RLI Corp.	18,168	2,815,677
Ryan Specialty Holdings, Inc., Class A	70,783	4,699,283
Selective Insurance Group, Inc.	23,254	2,169,598

		212,392,593
Interactive Media & Services — 10.4%
Alphabet, Inc., Class A	3,997,213	662,937,776
Alphabet, Inc., Class C, NVS	3,276,843	547,855,381
Meta Platforms, Inc., Class A	1,490,497	853,220,103
ZoomInfo Technologies, Inc., Class A(a)(b)	68,141	703,215

		2,064,716,475
IT Services — 0.7%
Accenture PLC, Class A	230,645	81,528,395
Akamai Technologies, Inc.(a)	49,301	4,976,936
EPAM Systems, Inc.(a)	16,016	3,187,664
Gartner, Inc.(a)	52,678	26,695,103

38	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
GoDaddy, Inc., Class A(a)	96,370	$15,108,889
VeriSign, Inc.(a)	27,542	5,231,878

		136,728,865
Leisure Products — 0.0%
Brunswick Corp.	27,262	2,285,101
Mattel, Inc.(a)(b)	98,308	1,872,767
YETI Holdings, Inc.(a)(b)	38,733	1,589,215

		5,747,083
Life Sciences Tools & Services — 0.6%
Avantor, Inc.(a)(b)	197,276	5,103,530
Azenta, Inc.(a)	19,925	965,167
Bruker Corp.(b)	45,330	3,130,490
IQVIA Holdings, Inc.(a)	44,988	10,660,807
Medpace Holdings, Inc.(a)	17,379	5,801,110
Mettler-Toledo International, Inc.(a)	5,483	8,222,855
Repligen Corp.(a)	35,749	5,320,166
Sotera Health Co.(a)	103,771	1,732,976
Thermo Fisher Scientific, Inc.	98,908	61,181,522
Waters Corp.(a)(b)	15,225	5,479,325
West Pharmaceutical Services, Inc.	49,589	14,884,634

		122,482,582
Machinery — 1.7%
Caterpillar, Inc.	191,725	74,987,482
Chart Industries, Inc.(a)(b)	29,288	3,635,812
Crane Co.	32,720	5,178,922
Deere & Co.	99,378	41,473,421
Donaldson Co., Inc.	47,919	3,531,630
Esab Corp.	39,436	4,192,441
Flowserve Corp.	41,174	2,128,284
Fortive Corp.	239,494	18,903,261
Graco, Inc.	115,229	10,083,690
Illinois Tool Works, Inc.	84,959	22,265,205
Ingersoll Rand, Inc.(b)	212,383	20,847,515
ITT, Inc.	55,782	8,339,967
Lincoln Electric Holdings, Inc.	38,739	7,438,663
Middleby Corp. (The)(a)	17,587	2,446,879
Otis Worldwide Corp.	106,789	11,099,649
PACCAR, Inc.	261,603	25,814,984
Parker-Hannifin Corp.	68,221	43,103,392
Pentair PLC	78,552	7,681,600
RBC Bearings, Inc.(a)(b)	20,052	6,003,168
Snap-on, Inc.	16,458	4,768,047
Terex Corp.	26,292	1,391,110
Timken Co. (The)	17,652	1,487,887
Toro Co. (The)	34,623	3,002,853
Watts Water Technologies, Inc., Class A	19,004	3,937,439

		333,743,301
Marine Transportation — 0.0%
Kirby Corp.(a)	17,329	2,121,589

Media — 0.1%
Charter Communications, Inc., Class A(a)	30,522	9,891,570
New York Times Co. (The), Class A	110,467	6,149,698

		16,041,268
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	491,120	24,516,710
Nucor Corp.	102,215	15,367,003
Reliance, Inc.	37,608	10,876,610
Royal Gold, Inc.	23,805	3,339,842
Steel Dynamics, Inc.	61,801	7,791,870

		61,892,035

Security	Shares	Value

Office REITs — 0.0%
COPT Defense Properties	30,541	$926,309

Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp.	137,618	2,071,151
APA Corp.	250,750	6,133,345
Chord Energy Corp.	42,912	5,588,430
Civitas Resources, Inc.	60,960	3,088,843
CNX Resources Corp.(a)	101,675	3,311,555
ConocoPhillips	545,948	57,477,405
Coterra Energy, Inc.	330,027	7,904,147
Diamondback Energy, Inc.	128,063	22,078,061
DT Midstream, Inc.	42,493	3,342,499
EOG Resources, Inc.	254,995	31,346,535
Hess Corp.	188,938	25,657,780
Marathon Oil Corp.	199,720	5,318,544
Marathon Petroleum Corp.	125,836	20,499,943
Matador Resources Co.	78,029	3,856,193
Murphy Oil Corp.	44,010	1,484,897
ONEOK, Inc.	247,550	22,559,232
Ovintiv, Inc.	180,506	6,915,185
Permian Resources Corp., Class A	433,813	5,904,195
Range Resources Corp.	166,867	5,132,829
Targa Resources Corp.	149,765	22,166,718
Texas Pacific Land Corp.	8,638	7,642,384
Viper Energy, Inc., Class A	44,374	2,001,711
Williams Cos., Inc. (The)	324,974	14,835,063

		286,316,645
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	27,206	2,923,557

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	245,482	12,468,031

Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	48,495	2,944,616
Coty, Inc., Class A(a)(b)	239,468	2,248,605
elf Beauty, Inc.(a)	38,339	4,180,101

		9,373,322
Pharmaceuticals — 3.0%
Eli Lilly & Co.	538,183	476,797,847
Jazz Pharmaceuticals PLC(a)	18,394	2,049,276
Merck & Co., Inc.	691,415	78,517,087
Zoetis, Inc., Class A	170,338	33,280,638

		590,644,848
Professional Services — 0.6%
Automatic Data Processing, Inc.	108,010	29,889,607
Broadridge Financial Solutions, Inc.	45,476	9,778,704
CACI International, Inc., Class A(a)	5,756	2,904,247
Dayforce, Inc.(a)(b)	59,768	3,660,790
Equifax, Inc.	32,797	9,637,727
ExlService Holdings, Inc.(a)	60,135	2,294,150
Exponent, Inc.	17,983	2,073,080
FTI Consulting, Inc.(a)	23,896	5,437,774
Insperity, Inc.	12,316	1,083,808
KBR, Inc.	43,186	2,812,704
Maximus, Inc.	30,856	2,874,545
Parsons Corp.(a)	22,997	2,384,329
Paychex, Inc.	88,024	11,811,941
Paycom Software, Inc.	14,707	2,449,745
Paylocity Holding Corp.(a)	29,628	4,887,731
Science Applications International Corp.	12,855	1,790,316
Verisk Analytics, Inc.	53,549	14,348,990

		110,120,188

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)(b)	119,671	$9,027,980

Residential REITs — 0.1%
American Homes 4 Rent, Class A	127,449	4,892,767
Equity LifeStyle Properties, Inc.	82,974	5,919,365

		10,812,132
Retail REITs — 0.1%
Brixmor Property Group, Inc.	92,007	2,563,315
NNN REIT, Inc.	47,072	2,282,521
Simon Property Group, Inc.	77,518	13,102,093

		17,947,929
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.(a)	1,104,186	181,174,839
Allegro MicroSystems, Inc.(a)	37,188	866,480
Analog Devices, Inc.	199,265	45,864,825
Applied Materials, Inc.	564,873	114,132,590
Broadcom, Inc.	3,175,723	547,812,218
Cirrus Logic, Inc.(a)	21,377	2,655,237
Enphase Energy, Inc.(a)	33,623	3,800,071
KLA Corp.	91,633	70,961,512
Lam Research Corp.	88,873	72,527,478
Lattice Semiconductor Corp.(a)(b)	94,756	5,028,701
MACOM Technology Solutions Holdings, Inc.(a)	23,762	2,643,760
Microchip Technology, Inc.	216,387	17,373,712
MKS Instruments, Inc.	21,431	2,329,764
Monolithic Power Systems, Inc.	33,327	30,810,812
NVIDIA Corp.	16,782,975	2,038,124,484
NXP Semiconductors NV	130,602	31,345,786
ON Semiconductor Corp.(a)(b)	129,599	9,410,183
Onto Innovation, Inc.(a)	33,457	6,944,335
Power Integrations, Inc.	19,868	1,273,936
QUALCOMM, Inc.	394,809	67,137,270
Rambus, Inc.(a)	74,889	3,161,814
Silicon Laboratories, Inc.(a)(b)	22,072	2,550,861
Synaptics, Inc.(a)	11,239	871,922
Texas Instruments, Inc.	230,939	47,705,069
Universal Display Corp.	30,328	6,365,847

		3,312,873,506
Software — 17.1%
Adobe, Inc.(a)	302,503	156,630,003
Altair Engineering, Inc., Class A(a)	39,389	3,762,043
ANSYS, Inc.(a)	33,763	10,757,905
Appfolio, Inc., Class A(a)	15,728	3,702,371
Aspen Technology, Inc.(a)	8,902	2,125,976
Autodesk, Inc.(a)	76,585	21,097,636
Blackbaud, Inc.(a)	16,276	1,378,252
Cadence Design Systems, Inc.(a)	187,184	50,732,479
CommVault Systems, Inc.(a)	18,285	2,813,147
Crowdstrike Holdings, Inc., Class A(a)	157,159	44,078,385
Dolby Laboratories, Inc., Class A	23,664	1,811,006
Dropbox, Inc., Class A(a)	159,253	4,049,804
Dynatrace, Inc.(a)	203,648	10,889,059
Fair Isaac Corp.(a)	16,762	32,577,282
Fortinet, Inc.(a)	431,455	33,459,335
Intuit, Inc.	190,716	118,434,636
Manhattan Associates, Inc.(a)	41,868	11,780,818
Microsoft Corp.	5,071,078	2,182,084,863
Oracle Corp.	1,090,483	185,818,303
Palantir Technologies, Inc., Class A(a)(b)	1,376,629	51,210,599
Palo Alto Networks, Inc.(a)	220,777	75,461,579
PTC, Inc.(a)	49,570	8,955,316
Qualys, Inc.(a)	25,180	3,234,623

Security	Shares	Value

Software (continued)
Roper Technologies, Inc.	31,302	$17,417,685
Salesforce, Inc.	661,086	180,945,849
ServiceNow, Inc.(a)(b)	140,541	125,698,465
Synopsys, Inc.(a)	104,740	53,039,289
Teradata Corp.(a)	68,169	2,068,247
Tyler Technologies, Inc.(a)	29,009	16,933,133

		3,412,948,088
Specialized REITs — 0.6%
American Tower Corp.	130,912	30,444,895
CubeSmart	83,763	4,508,962
Digital Realty Trust, Inc.	86,261	13,959,618
EPR Properties	32,557	1,596,595
Equinix, Inc.	30,477	27,052,299
Gaming & Leisure Properties, Inc.	79,864	4,109,003
Iron Mountain, Inc.(b)	101,454	12,055,779
Lamar Advertising Co., Class A	35,415	4,731,444
National Storage Affiliates Trust	22,932	1,105,322
Public Storage	45,225	16,456,021
Rayonier, Inc.	36,104	1,161,827
SBA Communications Corp., Class A(b)	29,251	7,040,716

		124,222,481
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A(a)	35,386	4,950,501
AutoZone, Inc.(a)(b)	8,058	25,383,022
Burlington Stores, Inc.(a)	25,650	6,758,262
Dick’s Sporting Goods, Inc.	20,510	4,280,437
Five Below, Inc.(a)	36,873	3,257,730
Floor & Decor Holdings, Inc., Class A(a)(b)	73,344	9,107,125
Home Depot, Inc. (The)	250,309	101,425,207
Murphy U.S.A., Inc.	12,884	6,350,137
O’Reilly Automotive, Inc.(a)	28,948	33,336,517
RH(a)	4,329	1,447,748
Ross Stores, Inc.	226,718	34,123,326
TJX Cos., Inc. (The)	500,489	58,827,477
Tractor Supply Co.	30,838	8,971,699
Ulta Beauty, Inc.(a)	21,734	8,457,134
Valvoline, Inc.(a)(b)	90,181	3,774,075
Williams-Sonoma, Inc.	87,922	13,620,876

		324,071,273
Technology Hardware, Storage & Peripherals — 12.4%
Apple Inc.	10,372,792	2,416,860,536
Dell Technologies, Inc., Class C	104,227	12,355,068
NetApp, Inc.	52,285	6,457,720
Pure Storage, Inc., Class A(a)	211,378	10,619,631
Seagate Technology Holdings PLC	58,854	6,446,279
Super Micro Computer, Inc.(a)	34,373	14,312,917

		2,467,052,151
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)	38,864	1,649,388
Columbia Sportswear Co.	11,557	961,427
Crocs, Inc.(a)	40,595	5,878,562
Deckers Outdoor Corp.(a)	104,223	16,618,357
Lululemon Athletica, Inc.(a)(b)	78,375	21,267,056
NIKE, Inc., Class B	353,169	31,220,140
Ralph Lauren Corp., Class A	15,216	2,949,926
Skechers U.S.A., Inc., Class A(a)	90,393	6,049,100

		86,593,956
Tobacco — 0.2%
Philip Morris International, Inc.	393,260	47,741,764

40	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	26,007	$5,802,942
Core & Main, Inc., Class A(a)	75,172	3,337,637
Fastenal Co.	195,732	13,979,179
GATX Corp.	9,141	1,210,725
MSC Industrial Direct Co., Inc., Class A	15,508	1,334,619
United Rentals, Inc.	45,521	36,859,719
Watsco, Inc.	23,782	11,697,890
WW Grainger, Inc.	22,711	23,592,414

		97,815,125

Water Utilities — 0.0%
Essential Utilities, Inc.	84,021	3,240,690

Total Long-Term Investments — 99.9% (Cost: $11,705,203,611)		19,884,399,913

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	82,356,807	82,422,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	24,223,209	24,223,209

Total Short-Term Securities — 0.5% (Cost: $106,576,247)		106,645,902

Total Investments — 100.4% (Cost: $11,811,779,858)		19,991,045,815

Liabilities in Excess of Other Assets — (0.4)%		(76,983,521)

Net Assets — 100.0%		$19,914,062,294

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,971,347	$—		$(15,587,810	)(a)	$22,705	$16,451	$82,422,693	82,356,807	$120,523	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,101,428	6,121,781	(a)	—		—	—	24,223,209	24,223,209	579,901		—

						$22,705	$16,451	$106,645,902		$700,424		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Growth ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	20	12/20/24	$4,599	$125,332
NASDAQ 100 E-Mini Index	35	12/20/24	14,183	404,327
S&P 500 E-Mini Index	23	12/20/24	6,686	173,849

				$703,508

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$703,508	$—	$—	$—	$703,508

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,205,463	$—	$—	$—	$1,205,463

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$485,463	$—	$—	$—	$485,463

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$23,875,329

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$19,884,399,913	$—	$—	$19,884,399,913
Short-Term Securities
Money Market Funds	106,645,902	—	—	106,645,902

	$19,991,045,815	$—	$—	$19,991,045,815

Derivative Financial Instruments(a)
Assets
Equity Contracts	$703,508	$—	$—	$703,508

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) September 30, 2024	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Boeing Co. (The)(a)(b)	281,625	$42,818,265
Curtiss-Wright Corp.	11,511	3,783,551
General Dynamics Corp.	221,550	66,952,410
General Electric Co.	530,994	100,134,849
Hexcel Corp.	36,658	2,266,564
Howmet Aerospace, Inc.	148,154	14,852,439
Huntington Ingalls Industries, Inc.	33,858	8,951,378
L3Harris Technologies, Inc.	162,981	38,768,290
Lockheed Martin Corp.	182,255	106,538,983
Northrop Grumman Corp.	118,105	62,367,707
RTX Corp.	1,142,853	138,468,069
Textron, Inc.	161,931	14,343,848

		600,246,353

Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	101,716	11,226,395
Expeditors International of Washington, Inc.	76,351	10,032,521
FedEx Corp.	193,619	52,989,648
GXO Logistics, Inc.(a)(b)	37,522	1,953,771
United Parcel Service, Inc., Class B	629,322	85,801,761

		162,004,096

Automobile Components — 0.2%
Aptiv PLC(a)(b)	229,687	16,539,761
Autoliv, Inc.	25,491	2,380,095
BorgWarner, Inc.	195,218	7,084,461
Gentex Corp.	71,905	2,134,859
Goodyear Tire & Rubber Co. (The)(a)	242,504	2,146,160
Lear Corp.	49,603	5,414,168
Visteon Corp.(a)	12,991	1,237,263

		36,936,767

Automobiles — 0.5%
Ford Motor Co.	3,354,402	35,422,485
General Motors Co.	965,599	43,297,459
Harley-Davidson, Inc.	102,380	3,944,702
Thor Industries, Inc.	45,461	4,995,709

		87,660,355

Banks — 7.3%
Associated Banc-Corp.	129,114	2,781,116
Bank of America Corp.	5,799,861	230,138,484
Bank OZK	46,289	1,989,964
Cadence Bank	42,877	1,365,632
Citigroup, Inc.	1,639,050	102,604,530
Citizens Financial Group, Inc.	387,450	15,912,571
Columbia Banking System, Inc.	183,597	4,793,718
Commerce Bancshares, Inc.	59,779	3,550,873
Cullen/Frost Bankers, Inc.	31,982	3,577,507
East West Bancorp, Inc.	55,674	4,606,467
Fifth Third Bancorp	584,933	25,058,530
First Financial Bankshares, Inc.	66,180	2,449,322
First Horizon Corp.	463,154	7,192,782
FNB Corp.	307,921	4,344,765
Glacier Bancorp, Inc.	98,593	4,505,700
Hancock Whitney Corp.	35,320	1,807,324
Home BancShares, Inc.	158,676	4,298,533
Huntington Bancshares, Inc.	1,258,134	18,494,570
International Bancshares Corp.	26,664	1,594,241
JPMorgan Chase & Co.	2,444,375	515,420,912
KeyCorp	802,139	13,435,828
M&T Bank Corp.	143,428	25,547,395
New York Community Bancorp, Inc.(b)	257,587	2,892,702

Security	Shares	Value

Banks (continued)
Old National Bancorp	281,221	$5,247,584
Pinnacle Financial Partners, Inc.	38,789	3,800,158
PNC Financial Services Group, Inc. (The)	341,502	63,126,645
Prosperity Bancshares, Inc.	82,812	5,968,261
Regions Financial Corp.	792,342	18,485,339
SouthState Corp.	65,227	6,338,760
Synovus Financial Corp.	124,430	5,533,402
Texas Capital Bancshares, Inc.(a)	40,635	2,903,777
Truist Financial Corp.	1,150,503	49,207,013
U.S. Bancorp	1,340,643	61,307,604
UMB Financial Corp.	37,903	3,983,984
United Bankshares, Inc.	112,249	4,164,438
Valley National Bancorp	380,096	3,443,670
Webster Financial Corp.	147,099	6,856,284
Wells Fargo & Co.	2,924,291	165,193,199
Western Alliance Bancorp	46,197	3,995,579
Wintrust Financial Corp.	57,833	6,276,615
Zions Bancorp N.A.	126,269	5,962,422

		1,420,158,200

Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A, NVS(a)	4,318	1,248,507
Brown-Forman Corp., Class B, NVS	158,439	7,795,199
Coca-Cola Co. (The)	2,032,808	146,077,583
Constellation Brands, Inc., Class A	134,613	34,688,424
Keurig Dr. Pepper, Inc.	908,744	34,059,725
Molson Coors Beverage Co., Class B	151,843	8,734,009
Monster Beverage Corp.(a)(b)	244,073	12,733,288
PepsiCo, Inc.	755,251	128,430,433

		373,767,168

Biotechnology — 3.0%
AbbVie, Inc.	956,040	188,798,779
Amgen, Inc.	461,638	148,744,380
Biogen, Inc.(a)	125,375	24,302,690
BioMarin Pharmaceutical, Inc.(a)	72,149	5,071,353
Cytokinetics, Inc.(a)(b)	54,506	2,877,917
Gilead Sciences, Inc.	1,069,613	89,676,354
Incyte Corp.(a)(b)	136,615	9,030,251
Moderna, Inc.(a)	289,365	19,338,263
Regeneron Pharmaceuticals, Inc.(a)	36,553	38,425,976
Roivant Sciences Ltd.(a)	143,296	1,653,636
Sarepta Therapeutics, Inc.(a)(b)	16,059	2,005,608
United Therapeutics Corp.(a)	21,153	7,580,178
Vertex Pharmaceuticals, Inc.(a)	79,828	37,126,406

		574,631,791

Broadline Retail — 0.2%
eBay, Inc.	419,604	27,320,417
Macy’s, Inc.	243,770	3,824,751
Nordstrom, Inc.	82,763	1,861,340

		33,006,508

Building Products — 0.6%
A. O. Smith Corp.	39,251	3,525,917
Allegion PLC	46,352	6,755,341
Carrier Global Corp.	375,072	30,189,545
Fortune Brands Innovations, Inc.	64,702	5,792,770
Johnson Controls International PLC	573,912	44,541,310
Masco Corp.	86,055	7,223,457
Trane Technologies PLC	59,984	23,317,580

		121,345,920

Capital Markets — 5.0%
Affiliated Managers Group, Inc.	25,767	4,581,373

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Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ameriprise Financial, Inc.	39,648	$18,627,027
Bank of New York Mellon Corp. (The)	634,003	45,559,456
BlackRock, Inc.(c)	119,627	113,587,033
Blackstone, Inc., Class A, NVS	173,518	26,570,811
Carlyle Group, Inc. (The)	94,495	4,068,955
Cboe Global Markets, Inc.	32,775	6,714,614
Charles Schwab Corp. (The)	1,283,452	83,180,524
CME Group, Inc., Class A	197,996	43,687,817
Evercore, Inc., Class A	9,169	2,322,874
FactSet Research Systems, Inc.	17,454	8,026,222
Federated Hermes, Inc., Class B	70,101	2,577,614
Franklin Resources, Inc.	266,979	5,379,627
Goldman Sachs Group, Inc. (The)	271,313	134,329,779
Interactive Brokers Group, Inc., Class A(b)	38,056	5,303,484
Intercontinental Exchange, Inc.	493,263	79,237,768
Invesco Ltd.	382,748	6,721,055
Janus Henderson Group PLC	109,465	4,167,333
Jefferies Financial Group, Inc.	140,303	8,635,650
MarketAxess Holdings, Inc.	32,838	8,413,096
Moody’s Corp.	71,310	33,843,013
Morgan Stanley	1,070,270	111,564,945
MSCI, Inc., Class A	28,886	16,838,516
Nasdaq, Inc.	355,522	25,956,661
Northern Trust Corp.	174,269	15,689,438
Raymond James Financial, Inc.	158,653	19,428,646
S&P Global, Inc.	154,052	79,586,344
SEI Investments Co.	42,911	2,969,012
State Street Corp.	256,555	22,697,421
Stifel Financial Corp.	87,915	8,255,219
T Rowe Price Group, Inc.	191,027	20,808,571

		969,329,898

Chemicals — 2.3%
Air Products & Chemicals, Inc.	190,997	56,867,447
Albemarle Corp.(b)	102,026	9,662,883
Arcadium Lithium PLC(a)	342,189	975,239
Ashland, Inc.	41,613	3,619,083
Avient Corp.	77,854	3,917,613
Cabot Corp.	15,646	1,748,753
CF Industries Holdings, Inc.	72,834	6,249,157
Chemours Co. (The)	126,794	2,576,454
Corteva, Inc.	594,733	34,964,353
Dow, Inc.	602,185	32,897,367
DuPont de Nemours, Inc.	358,684	31,962,331
Eastman Chemical Co.	101,368	11,348,148
Ecolab, Inc.	106,608	27,220,221
FMC Corp.	106,547	7,025,709
International Flavors & Fragrances, Inc.	220,383	23,124,788
Linde PLC	198,239	94,532,250
LyondellBasell Industries NV, Class A	222,723	21,359,136
Mosaic Co. (The)	278,403	7,455,632
Olin Corp.	61,723	2,961,470
PPG Industries, Inc.	200,127	26,508,822
RPM International, Inc.	50,476	6,107,596
Scotts Miracle-Gro Co. (The)	21,862	1,895,435
Sherwin-Williams Co. (The)	99,693	38,049,827

		453,029,714

Commercial Services & Supplies — 0.6%
Cintas Corp.	132,458	27,270,453
Republic Services, Inc.	75,266	15,116,424
Rollins, Inc.	136,912	6,925,009
Stericycle, Inc.(a)	79,292	4,836,812

Security	Shares	Value

Commercial Services & Supplies (continued)
Veralto Corp.	211,826	$23,694,856
Waste Management, Inc.	166,570	34,579,932

		112,423,486

Communications Equipment — 1.2%
Ciena Corp.(a)	74,425	4,583,836
Cisco Systems, Inc.	3,461,287	184,209,694
F5, Inc.(a)	50,266	11,068,573
Juniper Networks, Inc.	282,254	11,002,261
Lumentum Holdings, Inc.(a)(b)	57,234	3,627,491
Motorola Solutions, Inc.	60,202	27,068,625

		241,560,480

Construction & Engineering — 0.2%
AECOM	62,199	6,423,291
Fluor Corp.(a)	145,804	6,956,309
MasTec, Inc.(a)	53,410	6,574,771
MDU Resources Group, Inc.	174,126	4,772,794
Quanta Services, Inc.	39,370	11,738,165
Valmont Industries, Inc.	17,750	5,146,612

		41,611,942

Construction Materials — 0.1%
Knife River Corp.(a)	13,849	1,237,962
Martin Marietta Materials, Inc.(b)	17,852	9,608,839
Vulcan Materials Co.	40,813	10,220,800

		21,067,601

Consumer Finance — 0.7%
Ally Financial, Inc.	234,867	8,358,917
American Express Co.	144,752	39,256,742
Capital One Financial Corp.	328,066	49,121,322
Discover Financial Services	98,789	13,859,109
SLM Corp.	112,102	2,563,773
Synchrony Financial	341,581	17,038,060

		130,197,923

Consumer Staples Distribution & Retail — 3.6%
BJ’s Wholesale Club Holdings, Inc.(a)	114,335	9,430,351
Costco Wholesale Corp.	220,913	195,843,793
Dollar General Corp.	188,974	15,981,531
Dollar Tree, Inc.(a)	174,623	12,279,489
Kroger Co. (The)	570,499	32,689,593
Performance Food Group Co.(a)	135,381	10,609,809
Sprouts Farmers Market, Inc.(a)	50,731	5,601,210
Sysco Corp.	422,486	32,979,257
Target Corp.	397,465	61,948,895
U.S. Foods Holding Corp.(a)	211,363	12,998,825
Walgreens Boots Alliance, Inc.	612,291	5,486,127
Walmart, Inc.	3,731,655	301,331,141

		697,180,021

Containers & Packaging — 0.7%
Amcor PLC	1,236,866	14,013,692
AptarGroup, Inc.	23,178	3,712,884
Avery Dennison Corp.	68,995	15,231,336
Ball Corp.	259,510	17,623,324
Berry Global Group, Inc.	98,042	6,664,895
Crown Holdings, Inc.	54,483	5,223,830
Graphic Packaging Holding Co.	259,378	7,674,995
Greif, Inc., Class A, NVS	21,637	1,355,774
International Paper Co.	299,697	14,640,199
Packaging Corp. of America	76,664	16,513,426
Silgan Holdings, Inc.	69,174	3,631,635

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Smurfit WestRock PLC	426,420	$21,073,676
Sonoco Products Co.	83,881	4,582,419

		131,942,085

Distributors — 0.2%
Genuine Parts Co.	120,031	16,765,930
LKQ Corp.	228,623	9,126,630
Pool Corp.	14,337	5,402,182

		31,294,742

Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,923	2,401,888
Service Corp. International	61,769	4,875,427

		7,277,315

Diversified REITs — 0.1%
WP Carey, Inc.	189,619	11,813,264

Diversified Telecommunication Services — 1.6%
AT&T Inc.	6,160,192	135,524,224
Frontier Communications Parent, Inc.(a)	190,052	6,752,547
Iridium Communications, Inc.	52,922	1,611,475
Verizon Communications, Inc.	3,616,536	162,418,632

		306,306,878

Electric Utilities — 3.5%
ALLETE, Inc.	49,095	3,151,408
Alliant Energy Corp.	221,526	13,444,413
American Electric Power Co., Inc.	457,161	46,904,718
Constellation Energy Corp.	147,753	38,418,735
Duke Energy Corp.	663,249	76,472,610
Edison International	331,746	28,891,759
Entergy Corp.	183,465	24,145,829
Evergy, Inc.	196,677	12,195,941
Eversource Energy	305,994	20,822,892
Exelon Corp.	859,132	34,837,802
FirstEnergy Corp.	440,368	19,530,321
IDACORP, Inc.	28,392	2,926,931
NextEra Energy, Inc.	1,765,117	149,205,340
NRG Energy, Inc.	177,308	16,152,759
OGE Energy Corp.	172,253	7,065,818
PG&E Corp.	1,836,361	36,304,857
Pinnacle West Capital Corp.	97,195	8,610,505
Portland General Electric Co.	90,441	4,332,124
PPL Corp.	631,637	20,894,552
Southern Co. (The)	939,398	84,714,912
TXNM Energy, Inc.	78,413	3,432,137
Xcel Energy, Inc.	480,528	31,378,478

		683,834,841

Electrical Equipment — 1.0%
Acuity Brands, Inc.	12,889	3,549,502
AMETEK, Inc.	103,288	17,735,582
Eaton Corp. PLC	129,967	43,076,263
Emerson Electric Co.	492,025	53,812,774
EnerSys	19,743	2,014,773
GE Vernova, Inc.(a)	134,450	34,282,061
Generac Holdings, Inc.(a)	20,464	3,251,320
Hubbell, Inc.	25,133	10,765,721
Regal Rexnord Corp.	57,942	9,611,419
Rockwell Automation, Inc.	50,338	13,513,739
Sensata Technologies Holding PLC	129,435	4,641,539

		196,254,693

Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	455,044	29,650,667

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc.(a)(b)	46,143	$6,129,175
Avnet, Inc.	76,152	4,135,815
Belden, Inc.	35,717	4,183,532
CDW Corp.	66,260	14,994,638
Cognex Corp.	82,343	3,334,891
Coherent Corp.(a)	132,492	11,779,864
Corning, Inc.	663,288	29,947,453
Crane NXT Co.	44,054	2,471,429
IPG Photonics Corp.(a)	13,719	1,019,596
Jabil, Inc.	45,101	5,404,453
Keysight Technologies, Inc.(a)	150,283	23,884,477
Littelfuse, Inc.	6,508	1,726,247
Novanta, Inc.(a)	12,750	2,281,230
TD SYNNEX Corp.	65,736	7,893,579
TE Connectivity PLC	159,276	24,049,083
Teledyne Technologies, Inc.(a)	40,194	17,591,306
Trimble, Inc.(a)	209,240	12,991,712
Vishay Intertechnology, Inc.	97,472	1,843,196
Zebra Technologies Corp., Class A(a)	44,003	16,295,191

		221,607,534

Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	853,324	30,847,663
ChampionX Corp.	55,131	1,662,200
Halliburton Co.	758,469	22,033,524
NOV, Inc.	346,518	5,533,892
Schlumberger NV	1,219,969	51,177,700

		111,254,979

Entertainment — 1.0%
Electronic Arts, Inc.	115,671	16,591,848
Take-Two Interactive Software, Inc.(a)	70,443	10,827,794
TKO Group Holdings, Inc., Class A(a)	32,730	4,049,028
Walt Disney Co. (The)	1,558,113	149,874,889
Warner Bros Discovery, Inc., Class A(a)	1,915,751	15,804,946
Warner Music Group Corp., Class A	27,844	871,517

		198,020,022

Financial Services — 6.0%
Berkshire Hathaway, Inc., Class B(a)	1,573,750	724,334,175
Equitable Holdings, Inc.	37,846	1,590,667
Essent Group Ltd.	94,625	6,083,441
Euronet Worldwide, Inc.(a)	17,178	1,704,573
Fidelity National Information Services, Inc.	468,713	39,254,714
Fiserv, Inc.(a)	237,420	42,652,503
Global Payments, Inc.	218,442	22,372,830
Jack Henry & Associates, Inc.	63,204	11,158,034
Mastercard, Inc., Class A	198,469	98,003,992
MGIC Investment Corp.	138,909	3,556,070
PayPal Holdings, Inc.(a)	878,320	68,535,310
Visa, Inc., Class A	487,945	134,160,478
Voya Financial, Inc.	50,359	3,989,440
Western Union Co. (The)	215,347	2,569,090

		1,159,965,317

Food Products — 1.4%
Archer-Daniels-Midland Co.	410,094	24,499,015
Bunge Global SA	122,212	11,810,568
Campbell Soup Co.	171,603	8,394,819
Conagra Brands, Inc.	408,968	13,299,639
Darling Ingredients, Inc.(a)	136,532	5,073,529
Flowers Foods, Inc.	164,442	3,793,677
General Mills, Inc.	478,211	35,315,882
Hershey Co. (The)	78,306	15,017,525
Hormel Foods Corp.	253,403	8,032,875

46	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Ingredion, Inc.	35,749	$4,912,985
J M Smucker Co. (The)	92,296	11,177,046
Kellanova	229,486	18,521,815
Kraft Heinz Co. (The)	757,297	26,588,698
Lamb Weston Holdings, Inc.	42,004	2,719,339
Lancaster Colony Corp.	8,964	1,582,773
McCormick & Co., Inc., NVS	217,412	17,893,008
Mondelez International, Inc., Class A	665,624	49,036,520
Pilgrim’s Pride Corp.(a)(b)	34,229	1,576,245
Post Holdings, Inc.(a)	40,903	4,734,522
Tyson Foods, Inc., Class A	247,185	14,722,339

		278,702,819

Gas Utilities — 0.2%
Atmos Energy Corp.	132,767	18,416,111
National Fuel Gas Co.	78,423	4,753,218
New Jersey Resources Corp.	87,819	4,145,057
ONE Gas, Inc.	47,529	3,537,108
Southwest Gas Holdings, Inc.	51,828	3,822,833
Spire, Inc.	51,315	3,452,986
UGI Corp.	186,942	4,677,289

		42,804,602

Ground Transportation — 0.9%
CSX Corp.	832,820	28,757,275
JB Hunt Transport Services, Inc.	69,220	11,928,683
Knight-Swift Transportation Holdings, Inc.	141,433	7,630,310
Landstar System, Inc.	9,671	1,826,562
Norfolk Southern Corp.	194,246	48,270,131
Ryder System, Inc.	37,959	5,534,422
Union Pacific Corp.	287,859	70,951,486
XPO, Inc.(a)(b)	52,566	5,651,371

		180,550,240

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	1,494,803	170,422,490
Align Technology, Inc.(a)	27,496	6,992,783
Baxter International, Inc.	438,658	16,655,844
Becton Dickinson & Co.	248,326	59,871,399
Boston Scientific Corp.(a)	569,167	47,696,195
Cooper Cos., Inc. (The)(a)	100,145	11,049,999
DENTSPLY SIRONA, Inc.	174,162	4,712,824
Dexcom, Inc.(a)	133,467	8,947,628
Edwards Lifesciences Corp.(a)	326,477	21,544,217
Enovis Corp.(a)	48,270	2,078,024
Envista Holdings Corp.(a)	146,488	2,894,603
GE HealthCare Technologies, Inc.(b)	392,278	36,815,290
Globus Medical, Inc., Class A(a)	98,556	7,050,696
Haemonetics Corp.(a)(b)	17,246	1,386,233
Hologic, Inc.(a)	199,154	16,223,085
IDEXX Laboratories, Inc.(a)	31,248	15,787,115
Insulet Corp.(a)	37,788	8,795,157
Intuitive Surgical, Inc.(a)	103,612	50,901,467
LivaNova PLC(a)	29,000	1,523,660
Masimo Corp.(a)	14,590	1,945,285
Medtronic PLC	1,101,923	99,206,128
Neogen Corp.(a)(b)	168,482	2,832,182
ResMed, Inc.	125,856	30,723,967
Solventum Corp.(a)	117,753	8,209,739
STERIS PLC	37,099	8,997,991
Stryker Corp.	106,040	38,308,010
Teleflex, Inc.	40,979	10,134,926
Zimmer Biomet Holdings, Inc.	174,228	18,807,913

		710,514,850

Security	Shares	Value

Health Care Providers & Services — 4.4%
Amedisys, Inc.(a)	16,212	$1,564,620
Cardinal Health, Inc.	210,230	23,234,620
Cencora, Inc.	149,873	33,733,415
Centene Corp.(a)	451,929	34,021,215
Chemed Corp.	5,096	3,062,543
Cigna Group (The)	240,171	83,204,841
CVS Health Corp.	1,080,771	67,958,880
DaVita, Inc.(a)(b)	17,947	2,942,052
Elevance Health, Inc.	199,220	103,594,400
Encompass Health Corp.	47,234	4,564,694
HCA Healthcare, Inc.	83,013	33,738,973
HealthEquity, Inc.(a)	35,931	2,940,952
Henry Schein, Inc.(a)(b)	108,861	7,935,967
Humana, Inc.	103,442	32,764,219
Labcorp Holdings, Inc.	71,770	16,039,160
McKesson Corp.	111,410	55,083,332
Molina Healthcare, Inc.(a)	20,421	7,036,260
Option Care Health, Inc.(a)	68,222	2,135,349
Quest Diagnostics, Inc.	96,122	14,922,940
R1 RCM, Inc.(a)	134,981	1,912,681
Tenet Healthcare Corp.(a)	82,816	13,764,019
UnitedHealth Group, Inc.	491,870	287,586,552
Universal Health Services, Inc., Class B	51,086	11,699,205

		845,440,889

Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	133,753	15,883,169
Healthcare Realty Trust, Inc.	313,755	5,694,653
Healthpeak Properties, Inc.	604,826	13,832,371
Omega Healthcare Investors, Inc.	133,297	5,425,188
Sabra Health Care REIT, Inc.	197,778	3,680,649
Ventas, Inc.	354,089	22,707,727
Welltower, Inc.	497,171	63,652,803

		130,876,560

Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	53,374	2,325,505

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	241,441	4,249,362

Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(a)	188,253	23,872,363
Aramark(b)	228,553	8,851,858
Caesars Entertainment, Inc.(a)	77,419	3,231,469
Carnival Corp.(a)	249,646	4,613,458
Choice Hotels International, Inc.(b)	10,628	1,384,828
Darden Restaurants, Inc.	48,852	8,018,079
Domino’s Pizza, Inc.	18,060	7,768,328
Hilton Grand Vacations, Inc.(a)	23,265	844,985
Las Vegas Sands Corp.	118,441	5,962,320
Marriott Vacations Worldwide Corp.	28,254	2,076,104
McDonald’s Corp.	345,125	105,094,014
MGM Resorts International(a)	63,849	2,495,857
Starbucks Corp.	399,866	38,982,936
Travel + Leisure Co.	18,735	863,309
Vail Resorts, Inc.	11,175	1,947,691
Wendy’s Co. (The)	65,627	1,149,785
Wyndham Hotels & Resorts, Inc.	24,136	1,885,987
Yum! Brands, Inc.	130,731	18,264,428

		237,307,799

Household Durables — 0.3%
Garmin Ltd.	61,328	10,795,568
KB Home	31,148	2,669,072

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Lennar Corp., Class A	91,914	$17,232,036
Mohawk Industries, Inc.(a)	45,007	7,231,725
Taylor Morrison Home Corp., Class A(a)	88,965	6,250,681
Whirlpool Corp.	47,047	5,034,029

		49,213,111

Household Products — 1.7%
Church & Dwight Co., Inc.	113,729	11,909,701
Clorox Co. (The)	107,004	17,432,022
Colgate-Palmolive Co.	428,213	44,452,791
Kimberly-Clark Corp.	289,360	41,170,141
Procter & Gamble Co. (The)	1,233,690	213,675,108

		328,639,763

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	611,646	12,269,619
Ormat Technologies, Inc.	45,799	3,523,775

		15,793,394

Industrial Conglomerates — 0.9%
3M Co.	471,968	64,518,025
Honeywell International, Inc.	559,456	115,645,150

		180,163,175

Industrial REITs — 0.6%
EastGroup Properties, Inc.	16,150	3,017,143
First Industrial Realty Trust, Inc.	58,997	3,302,652
Prologis, Inc.	795,480	100,453,214
Rexford Industrial Realty, Inc.	115,635	5,817,597
STAG Industrial, Inc.	77,563	3,031,938

		115,622,544

Insurance — 3.9%
Aflac, Inc.	433,022	48,411,860
Allstate Corp. (The)	226,846	43,021,344
American Financial Group, Inc.	62,363	8,394,060
American International Group, Inc.	553,239	40,513,692
Aon PLC, Class A	91,454	31,642,169
Arthur J. Gallagher & Co.	92,236	25,952,443
Assurant, Inc.	44,723	8,893,616
Brighthouse Financial, Inc.(a)	51,402	2,314,632
Brown & Brown, Inc.	44,915	4,653,194
Chubb Ltd.	322,740	93,074,989
Cincinnati Financial Corp.	135,253	18,410,638
CNO Financial Group, Inc.	92,229	3,237,238
Erie Indemnity Co., Class A, NVS	9,054	4,887,530
Everest Group Ltd.	37,128	14,547,864
Fidelity National Financial, Inc., Class A	202,900	12,591,974
First American Financial Corp.	90,400	5,967,304
Globe Life, Inc.	77,628	8,221,582
Hanover Insurance Group, Inc. (The)	31,431	4,655,245
Hartford Financial Services Group, Inc. (The)	251,603	29,591,029
Kemper Corp.	53,370	3,268,913
Loews Corp.	156,619	12,380,732
Marsh & McLennan Cos., Inc.	202,794	45,241,314
MetLife, Inc.	505,404	41,685,722
Old Republic International Corp.	205,535	7,280,050
Principal Financial Group, Inc.	184,138	15,817,454
Progressive Corp. (The)	251,582	63,841,448
Prudential Financial, Inc.	306,710	37,142,581
Reinsurance Group of America, Inc.	56,558	12,322,291
RenaissanceRe Holdings Ltd.	20,164	5,492,674
RLI Corp.	12,639	1,958,792
Selective Insurance Group, Inc.	23,818	2,222,219
Travelers Cos., Inc. (The)	195,824	45,846,315

Security	Shares	Value

Insurance (continued)
Unum Group	122,800	$7,299,232
W R Berkley Corp.	259,829	14,740,099
Willis Towers Watson PLC	87,251	25,698,037

		751,220,276

Interactive Media & Services — 0.1%
Match Group, Inc.(a)	222,890	8,434,158
ZoomInfo Technologies, Inc., Class A(a)	172,844	1,783,750

		10,217,908

IT Services — 1.7%
Accenture PLC, Class A	247,547	87,502,914
Akamai Technologies, Inc.(a)	69,913	7,057,717
ASGN, Inc.(a)(b)	38,335	3,573,972
Cognizant Technology Solutions Corp., Class A	425,837	32,866,100
EPAM Systems, Inc.(a)	29,350	5,841,530
International Business Machines Corp.	791,388	174,960,059
Kyndryl Holdings, Inc.(a)	203,066	4,666,457
VeriSign, Inc.(a)	37,500	7,123,500

		323,592,249

Leisure Products — 0.1%
Brunswick Corp.	23,075	1,934,146
Hasbro, Inc.	111,693	8,077,638
Mattel, Inc.(a)	169,231	3,223,850
Polaris, Inc.	45,311	3,771,688
YETI Holdings, Inc.(a)	26,888	1,103,215

		18,110,537

Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	250,663	37,218,442
Avantor, Inc.(a)	338,943	8,768,455
Azenta, Inc.(a)	15,482	749,948
Bio-Rad Laboratories, Inc., Class A(a)(b)	16,549	5,536,965
Bio-Techne Corp.	135,079	10,796,865
Bruker Corp.	38,207	2,638,575
Charles River Laboratories International, Inc.(a)	44,776	8,819,529
Danaher Corp.	552,224	153,529,317
Illumina, Inc.(a)	137,180	17,889,644
IQVIA Holdings, Inc.(a)	92,003	21,801,951
Mettler-Toledo International, Inc.(a)	11,253	16,876,124
Revvity, Inc.(b)	105,439	13,469,832
Thermo Fisher Scientific, Inc.	203,474	125,862,912
Waters Corp.(a)	32,453	11,679,510

		435,638,069

Machinery — 2.1%
AGCO Corp.	53,096	5,195,975
Caterpillar, Inc.	174,968	68,433,484
CNH Industrial NV	758,517	8,419,539
Cummins, Inc.	117,588	38,073,818
Deere & Co.	94,676	39,511,135
Donaldson Co., Inc.	44,244	3,260,783
Dover Corp.(b)	118,464	22,714,287
Flowserve Corp.	61,395	3,173,508
IDEX Corp.	65,292	14,005,134
Illinois Tool Works, Inc.	125,344	32,848,902
Ingersoll Rand, Inc.	79,658	7,819,229
Middleby Corp. (The)(a)(b)	23,048	3,206,668
Nordson Corp.	46,891	12,314,983
Oshkosh Corp.	55,757	5,587,409
Otis Worldwide Corp.	209,921	21,819,189
PACCAR, Inc.	120,951	11,935,445
Parker-Hannifin Corp.	24,274	15,336,799
Pentair PLC	44,508	4,352,437

48	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Snap-on, Inc.	25,118	$7,276,936
Stanley Black & Decker, Inc.	133,058	14,653,677
Terex Corp.	25,224	1,334,602
Timken Co. (The)	33,717	2,842,006
Toro Co. (The)	46,006	3,990,100
Westinghouse Air Brake Technologies Corp.	150,505	27,357,294
Xylem, Inc.	208,637	28,172,254

		403,635,593

Marine Transportation — 0.0%
Kirby Corp.(a)	29,219	3,577,282

Media — 1.1%
Charter Communications, Inc., Class A(a)	45,031	14,593,647
Comcast Corp., Class A	3,318,880	138,629,618
Fox Corp., Class A, NVS	194,154	8,218,539
Fox Corp., Class B	112,861	4,379,007
Interpublic Group of Cos., Inc. (The)	321,421	10,166,546
News Corp., Class A, NVS	325,575	8,670,062
News Corp., Class B(b)	98,075	2,741,196
Nexstar Media Group, Inc., Class A	26,207	4,333,327
Omnicom Group, Inc.	168,466	17,417,700
Paramount Global, Class B, NVS	513,989	5,458,563

		214,608,205

Metals & Mining — 0.7%
Alcoa Corp.	223,274	8,613,911
Cleveland-Cliffs, Inc.(a)(b)	409,931	5,234,819
Commercial Metals Co.	100,083	5,500,562
Freeport-McMoRan, Inc.	618,968	30,898,882
Newmont Corp.	985,795	52,690,743
Nucor Corp.	75,445	11,342,401
Royal Gold, Inc.	27,093	3,801,148
Steel Dynamics, Inc.	45,296	5,710,919
United States Steel Corp.	195,178	6,895,639

		130,689,024

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	428,484	8,599,674
Starwood Property Trust, Inc.	273,061	5,564,983

		14,164,657

Multi-Utilities — 1.4%
Ameren Corp.	229,799	20,098,221
Black Hills Corp.	61,140	3,736,877
CenterPoint Energy, Inc.	563,260	16,571,109
CMS Energy Corp.	255,539	18,048,720
Consolidated Edison, Inc.	296,475	30,871,942
Dominion Energy, Inc.	720,759	41,652,663
DTE Energy Co.	178,393	22,907,445
NiSource, Inc.	387,756	13,435,745
Northwestern Energy Group, Inc.	52,393	2,997,927
Public Service Enterprise Group, Inc.	427,987	38,180,720
Sempra	543,857	45,482,761
WEC Energy Group, Inc.	271,914	26,152,688

		280,136,818

Office REITs — 0.1%
BXP, Inc.	126,160	10,150,833
COPT Defense Properties	58,497	1,774,214
Cousins Properties, Inc.	129,760	3,825,325
Kilroy Realty Corp.	91,018	3,522,397
Vornado Realty Trust	143,226	5,643,104

		24,915,873

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.3%
Antero Midstream Corp.	122,240	$1,839,712
Antero Resources Corp.(a)	250,667	7,181,610
Chesapeake Energy Corp.	177,300	14,582,925
Chevron Corp.	1,461,294	215,204,767
ConocoPhillips	309,278	32,560,788
Coterra Energy, Inc.	218,681	5,237,410
Devon Energy Corp.	537,990	21,046,169
DT Midstream, Inc.	30,822	2,424,459
EOG Resources, Inc.	165,582	20,354,995
EQT Corp.	512,537	18,779,356
Exxon Mobil Corp.	3,816,978	447,426,161
HF Sinclair Corp.	140,179	6,247,778
Kinder Morgan, Inc.	1,663,243	36,741,038
Marathon Oil Corp.	227,683	6,063,198
Marathon Petroleum Corp.	128,997	21,014,901
Murphy Oil Corp.	70,756	2,387,307
Occidental Petroleum Corp.	579,457	29,865,214
ONEOK, Inc.	190,859	17,392,981
PBF Energy, Inc., Class A	86,061	2,663,588
PetroCorp Escrow(a)(d)	190	—
Phillips 66	359,606	47,270,209
Texas Pacific Land Corp.	5,425	4,799,715
Valero Energy Corp.	275,248	37,166,737
Viper Energy, Inc., Class A	31,376	1,415,371
Williams Cos., Inc. (The)	637,768	29,114,109

		1,028,780,498

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	19,305	2,074,515

Passenger Airlines — 0.3%
American Airlines Group, Inc.(a)(b)	571,660	6,425,458
Delta Air Lines, Inc.	244,995	12,443,296
Southwest Airlines Co.	514,982	15,258,917
United Airlines Holdings, Inc.(a)	281,392	16,056,228

		50,183,899

Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	52,915	3,212,999
Estee Lauder Cos., Inc. (The), Class A	199,711	19,909,189
Kenvue, Inc.	1,645,382	38,057,686

		61,179,874

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	1,741,801	90,120,784
Catalent, Inc.(a)	157,290	9,527,055
Jazz Pharmaceuticals PLC(a)	31,334	3,490,921
Johnson & Johnson	2,068,142	335,163,092
Merck & Co., Inc.	1,306,642	148,382,266
Perrigo Co. PLC	116,016	3,043,100
Pfizer, Inc.	4,868,441	140,892,683
Viatris, Inc.	1,022,181	11,867,521
Zoetis, Inc., Class A	175,155	34,221,784

		776,709,206

Professional Services — 1.0%
Amentum Holdings, Inc.(a)	107,827	3,477,421
Automatic Data Processing, Inc.	213,713	59,140,799
Broadridge Financial Solutions, Inc.	43,373	9,326,496
CACI International, Inc., Class A(a)	12,020	6,064,811
Concentrix Corp.	40,440	2,072,550
Dayforce, Inc.(a)(b)	60,087	3,680,329
Equifax, Inc.	64,951	19,086,501
ExlService Holdings, Inc.(a)	60,649	2,313,759
Exponent, Inc.	21,114	2,434,022

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Genpact Ltd.	142,717	$5,595,934
Insperity, Inc.	15,242	1,341,296
Jacobs Solutions, Inc.	107,827	14,114,554
KBR, Inc.	62,186	4,050,174
Leidos Holdings, Inc.	115,271	18,789,173
ManpowerGroup, Inc.	41,618	3,059,755
Maximus, Inc.	13,855	1,290,732
Parsons Corp.(a)(b)	11,306	1,172,206
Paychex, Inc.	165,073	22,151,146
Paycom Software, Inc.	23,972	3,993,016
Science Applications International Corp.	29,312	4,082,282
Verisk Analytics, Inc.	55,245	14,803,450

		202,040,406

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	258,780	32,212,934
CoStar Group, Inc.(a)	201,150	15,174,756
Jones Lang LaSalle, Inc.(a)	40,689	10,978,299

		58,365,989

Residential REITs — 0.7%
American Homes 4 Rent, Class A	109,000	4,184,510
AvalonBay Communities, Inc.	121,897	27,457,299
Camden Property Trust	91,471	11,299,413
Equity LifeStyle Properties, Inc.	57,312	4,088,638
Equity Residential	292,371	21,769,945
Essex Property Trust, Inc.	55,070	16,268,779
Independence Realty Trust, Inc.	191,973	3,935,446
Invitation Homes, Inc.	489,462	17,258,430
Mid-America Apartment Communities, Inc.	101,053	16,057,322
UDR, Inc.	257,862	11,691,463

		134,011,245

Retail REITs — 0.7%
Agree Realty Corp.	86,035	6,481,017
Brixmor Property Group, Inc.	144,830	4,034,964
Federal Realty Investment Trust	64,819	7,452,240
Kimco Realty Corp.	579,568	13,457,569
Kite Realty Group Trust	187,811	4,988,260
NNN REIT, Inc.	100,497	4,873,100
Realty Income Corp.	749,988	47,564,239
Regency Centers Corp.	140,337	10,136,541
Simon Property Group, Inc.	165,731	28,011,854

		126,999,784

Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc.(a)(b)	87,318	2,034,509
Amkor Technology, Inc.	97,955	2,997,423
Analog Devices, Inc.	174,754	40,223,128
Cirrus Logic, Inc.(a)	19,858	2,466,562
Enphase Energy, Inc.(a)(b)	73,496	8,306,518
First Solar, Inc.(a)	92,157	22,987,642
Intel Corp.	3,665,920	86,002,483
MACOM Technology Solutions Holdings, Inc.(a)(b)	18,945	2,107,821
Microchip Technology, Inc.	188,981	15,173,285
Micron Technology, Inc.	952,641	98,798,398
MKS Instruments, Inc.	29,659	3,224,230
NXP Semiconductors NV	54,442	13,066,624
ON Semiconductor Corp.(a)	207,226	15,046,680
Power Integrations, Inc.	24,308	1,558,629
Qorvo, Inc.(a)	81,165	8,384,345
QUALCOMM, Inc.	459,395	78,120,120
Skyworks Solutions, Inc.	138,137	13,643,791
Synaptics, Inc.(a)	19,821	1,537,713

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	139,548	$18,689,664
Texas Instruments, Inc.	494,190	102,084,828

		536,454,393

Software — 0.5%
ANSYS, Inc.(a)	32,495	10,353,882
Aspen Technology, Inc.(a)	11,178	2,669,530
Autodesk, Inc.(a)	88,663	24,424,883
Blackbaud, Inc.(a)	13,824	1,170,616
CommVault Systems, Inc.(a)	15,692	2,414,214
Dolby Laboratories, Inc., Class A	21,741	1,663,839
Gen Digital, Inc.	465,363	12,764,907
PTC, Inc.(a)	42,039	7,594,766
Roper Technologies, Inc.	52,579	29,257,059

		92,313,696

Specialized REITs — 1.7%
American Tower Corp.	236,759	55,060,673
Crown Castle, Inc.	373,351	44,290,629
CubeSmart	86,383	4,649,997
Digital Realty Trust, Inc.	155,744	25,204,052
EPR Properties	24,460	1,199,518
Equinix, Inc.	43,223	38,366,031
Extra Space Storage, Inc.	182,075	32,808,094
Gaming & Leisure Properties, Inc.	133,991	6,893,837
Iron Mountain, Inc.	124,401	14,782,571
Lamar Advertising Co., Class A	31,541	4,213,878
National Storage Affiliates Trust	29,356	1,414,959
PotlatchDeltic Corp.	62,064	2,795,983
Public Storage	78,491	28,560,520
Rayonier, Inc.	71,423	2,298,392
SBA Communications Corp., Class A	55,478	13,353,555
VICI Properties, Inc.	901,496	30,028,832
Weyerhaeuser Co.	623,558	21,113,674

		327,035,195

Specialty Retail — 2.6%
AutoNation, Inc.(a)(b)	22,634	4,049,675
AutoZone, Inc.(a)(b)	4,549	14,329,532
Best Buy Co., Inc.	167,696	17,322,997
Burlington Stores, Inc.(a)	22,008	5,798,668
CarMax, Inc.(a)(b)	135,480	10,483,442
Dick’s Sporting Goods, Inc.	23,750	4,956,625
GameStop Corp., Class A(a)(b)	335,212	7,686,411
Gap, Inc. (The)	192,802	4,251,284
Home Depot, Inc. (The)	536,714	217,476,513
Lithia Motors, Inc., Class A(b)	23,110	7,340,660
Lowe’s Cos., Inc.	489,563	132,598,139
O’Reilly Automotive, Inc.(a)	13,455	15,494,778
Penske Automotive Group, Inc.	16,623	2,699,908
RH(a)	7,347	2,457,057
TJX Cos., Inc. (The)	339,831	39,943,736
Tractor Supply Co.	53,489	15,561,555
Ulta Beauty, Inc.(a)	13,849	5,388,923

		507,839,903

Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies, Inc., Class C	116,854	13,851,873
Hewlett Packard Enterprise Co.	1,115,456	22,822,230
HP, Inc.	840,276	30,140,700
NetApp, Inc.	110,892	13,696,271
Seagate Technology Holdings PLC	107,077	11,728,144
Western Digital Corp.(a)	280,749	19,172,349

		111,411,567

50	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)	51,768	$2,197,034
Carter’s, Inc.	31,559	2,050,704
Columbia Sportswear Co.	15,417	1,282,540
NIKE, Inc., Class B	588,363	52,011,289
PVH Corp.	49,247	4,965,575
Ralph Lauren Corp., Class A	15,381	2,981,914
Tapestry, Inc.	199,595	9,376,973
Under Armour, Inc., Class A(a)	161,479	1,438,778
Under Armour, Inc., Class C, NVS(a)(b)	111,916	935,618

		77,240,425

Tobacco — 0.9%
Altria Group, Inc.	1,465,873	74,818,158
Philip Morris International, Inc.	841,543	102,163,320

		176,981,478

Trading Companies & Distributors — 0.2%
Core & Main, Inc., Class A(a)	71,695	3,183,258
Fastenal Co.	246,997	17,640,526
GATX Corp.	20,217	2,677,742
MSC Industrial Direct Co., Inc., Class A	18,044	1,552,866
WESCO International, Inc.	38,774	6,513,256
WW Grainger, Inc.	9,491	9,859,346

		41,426,994

Water Utilities — 0.1%
American Water Works Co., Inc.	167,732	24,529,128
Essential Utilities, Inc.	111,679	4,307,459

		28,836,587

Security	Shares	Value

Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	421,016	$86,880,862

Total Long-Term Investments — 99.7% (Cost: $15,923,612,607)		19,295,207,513

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(e)(f)	103,334,717	103,417,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(e)	33,142,378	33,142,378

Total Short-Term Securities — 0.7% (Cost: $136,500,126)		136,559,762

Total Investments — 100.4% (Cost: $16,060,112,733)		19,431,767,275
Liabilities in Excess of Other Assets — (0.4)%		(84,221,271)

Net Assets — 100.0%		$19,347,546,004

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$85,100,789	$18,295,343	(a)	$—	$818	$20,434	$103,417,384	103,334,717	$122,492	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,469,410	6,672,968	(a)	—	—	—	33,142,378	33,142,378	894,886		—
BlackRock, Inc.	92,634,074	8,344,505		(1,554,031)	179,942	13,982,543	113,587,033	119,627	1,202,422		—

					$180,760	$14,002,977	$250,146,795		$2,219,800		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Value ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Select Sector Index	43	12/20/24	$3,641	$(5,616)
Russell 1000 Value E-Mini Index	460	12/20/24	43,360	1,040,365

				$1,034,749

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,040,365	$—	$—	$—	$1,040,365

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,616	$—	$—	$—	$5,616

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,761,781	$—	$—	$—	$2,761,781

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(198,554)	$—	$—	$—	$(198,554)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$53,646,900

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Core S&P U.S. Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$19,295,207,513	$—	$—	$19,295,207,513
Short-Term Securities
Money Market Funds	136,559,762	—	—	136,559,762

	$19,431,767,275	$—	$—	$19,431,767,275

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,040,365	$—	$—	$1,040,365
Liabilities
Equity Contracts	(5,616)	—	—	(5,616)

	$1,034,749	$—	$—	$1,034,749

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	53

Statements of Assets and Liabilities (unaudited)

September 30, 2024

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$90,632,749,544	$8,284,781,911	$19,884,399,913	$19,181,620,480
Investments, at value — affiliated(c)	3,885,502,311	82,779,704,793	106,645,902	250,146,795
Cash	—	10,139,813	21	108
Cash pledged:
Collateral — OTC derivatives	—	17,720,000	—	—
Futures contracts	11,523,000	195,000	1,543,620	2,643,190
Receivables:
Investments sold	233,490,420	799,928,918	5,413,107	6,215,204
Securities lending income — affiliated	845,813	1,535,773	26,289	18,868
Swaps	1,531,549	25,269,980	—	—
Capital shares sold	730,938	2,165,023	—	—
Dividends — unaffiliated	78,898,319	86,101,667	4,336,463	17,243,370
Dividends — affiliated	1,657,380	6,846,874	134,055	191,034
Variation margin on futures contracts	148,800	—	67,675	140,300
Unrealized appreciation on OTC swaps	6,158,145	68,723,294	—	—

Total assets	94,853,236,219	92,083,113,046	20,002,567,045	19,458,219,349

LIABILITIES

Bank overdraft	5,712	—	—	—
Cash received:
Collateral — OTC derivatives	6,141,000	93,060,000	—	—
Collateral on securities loaned	3,570,678,746	4,878,415,563	82,311,204	103,296,879
Payables:
Investments purchased	254,228,072	783,149,912	5,560,609	6,749,218
Investment advisory fees	3,647,673	4,169,607	632,938	626,818
Variation margin on futures contracts	—	51,512	—	430

Total liabilities	3,834,701,203	5,758,846,594	88,504,751	110,673,345

Commitments and contingent liabilities

NET ASSETS	$91,018,535,016	$86,324,266,452	$19,914,062,294	$19,347,546,004

NET ASSETS CONSIST OF:

Paid-in capital	$74,690,992,673	$74,856,120,943	$13,307,744,606	$17,261,343,691
Accumulated earnings	16,327,542,343	11,468,145,509	6,606,317,688	2,086,202,313

NET ASSETS	$91,018,535,016	$86,324,266,452	$19,914,062,294	$19,347,546,004

NET ASSET VALUE
Shares outstanding	$1,459,900,000	$737,950,000	$151,050,000	$202,700,000

Net asset value	$62.35	$116.98	$131.84	$95.45

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$70,740,019,338	$7,432,169,323	$11,705,203,611	$15,839,098,098
(b) Securities loaned, at value	$3,488,188,070	$4,751,450,140	$80,815,802	$101,069,384
(c) Investments, at cost — affiliated	$3,882,035,626	$68,203,065,943	$106,576,247	$221,014,635

See notes to financial statements.

54	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended September 30, 2024

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$648,297,808	$59,213,514	$62,542,205	$198,924,256
Dividends — affiliated	10,807,662	701,883,201	579,901	2,097,308
Interest — unaffiliated	141,723	488,107	2,722	4,585
Securities lending income — affiliated — net	5,024,295	11,919,650	120,523	122,492
Foreign taxes withheld	(253,006)	(748,986)	(45,578)	(16,481)

Total investment income	664,018,482	772,755,486	63,199,773	201,132,160

EXPENSES
Investment advisory	21,270,846	24,191,537	3,663,765	3,558,462
Interest expense	2,075	—	—	—

Total expenses	21,272,921	24,191,537	3,663,765	3,558,462

Net investment income	642,745,561	748,563,949	59,536,008	197,573,698

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(390,109,349)	(346,112,012)	(875,768)	(50,641,570)
Investments — affiliated	(108,992)	34,000,681	22,705	3,888
Futures contracts	6,473,874	23,142,223	1,205,463	2,761,781
In-kind redemptions — unaffiliated(a)	1,088,373,252	49,296,481	94,505,518	22,070,902
In-kind redemptions — affiliated(a)	—	961,618,536	—	176,872
Swaps	50,950,406	237,256,441	—	—

	$755,579,191	$959,202,350	$94,857,918	$(25,628,127)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,556,183,870	525,582,465	2,075,549,154	1,043,292,563
Investments — affiliated	1,081,950	3,070,165,705	16,451	14,002,977
Futures contracts	1,730,187	(3,479,706)	485,463	(198,554)
Swaps	(32,687,405)	(7,406,531)	—	—

	1,526,308,602	3,584,861,933	2,076,051,068	1,057,096,986

Net realized and unrealized gain	2,281,887,793	4,544,064,283	2,170,908,986	1,031,468,859

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,924,633,354	$5,292,628,232	$2,230,444,994	$1,229,042,557

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	55

Statements of Changes in Net Assets

	iShares Core S&P Mid-Cap ETF			iShares Core S&P Small-Cap ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$642,745,561		$1,150,069,713	$748,563,949		$1,196,313,259
Net realized gain	755,579,191		2,896,978,059	959,202,350		360,194,665
Net change in unrealized appreciation (depreciation)	1,526,308,602		11,692,625,873	3,584,861,933		9,163,432,520

Net increase in net assets resulting from operations	2,924,633,354		15,739,673,645	5,292,628,232		10,719,940,444

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(577,013,930	)(b)	(1,078,873,318)	(658,813,781	)(b)	(1,000,635,614)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,609,206,843		3,892,631,820	1,331,189,385		3,883,131,718

NET ASSETS
Total increase in net assets	5,956,826,267		18,553,432,147	5,965,003,836		13,602,436,548
Beginning of period	85,061,708,749		66,508,276,602	80,359,262,616		66,756,826,068

End of period	$91,018,535,016		$85,061,708,749	$86,324,266,452		$80,359,262,616

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

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Statements of Changes in Net Assets (continued)

	iShares Core S&P U.S. Growth ETF			iShares Core S&P U.S. Value ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$59,536,008		$154,264,179	$197,573,698		$296,163,700
Net realized gain (loss)	94,857,918		298,655,874	(25,628,127)		1,406,996,728
Net change in unrealized appreciation (depreciation)	2,076,051,068		3,733,653,027	1,057,096,986		1,671,136,107

Net increase in net assets resulting from operations	2,230,444,994		4,186,573,080	1,229,042,557		3,374,296,535

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(59,254,929	)(b)	(151,138,533)	(200,250,809	)(b)	(286,055,103)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	820,670,603		563,304,631	1,316,745,609		629,781,643

NET ASSETS
Total increase in net assets	2,991,860,668		4,598,739,178	2,345,537,357		3,718,023,075
Beginning of period	16,922,201,626		12,323,462,448	17,002,008,647		13,283,985,572

End of period	$19,914,062,294		$16,922,201,626	$19,347,546,004		$17,002,008,647

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	57

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24 (a)	Year Ended 03/31/23 (a)	Year Ended 03/31/22 (a)	Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)

Net asset value, beginning of period	$60.80		$50.03	$53.68	$52.03	$28.77	$37.87

Net investment income(b)	0.45		0.83	0.80	0.68	0.55	0.62
Net realized and unrealized gain (loss)(c)	1.50		10.72	(3.62)	1.68	23.27	(9.03)

Net increase (decrease) from investment operations	1.95		11.55	(2.82)	2.36	23.82	(8.41)

Distributions from net investment income(d)	(0.40	)(e)	(0.78)	(0.83)	(0.71)	(0.56)	(0.69)

Net asset value, end of period	$62.35		$60.80	$50.03	$53.68	$52.03	$28.77

Total Return(f)
Based on net asset value	3.23	%(g)	23.30%	(5.13)%	4.51%	83.36%	(22.53)%

Ratios to Average Net Assets(h)
Total expenses	0.05	%(i)	0.05%	0.05%	0.05%	0.05%	0.07%

Net investment income	1.51	%(i)	1.59%	1.62%	1.26%	1.36%	1.62%

Supplemental Data
Net assets, end of period (000)	$91,018,535		$85,061,709	$66,508,277	$66,023,819	$61,137,875	$35,722,456

Portfolio turnover rate(j)(k)	10%		19%	18%	16%	20%	15%

(a)	Per share amounts reflect a five-for-one stock split effective after the close of trading on February 21, 2024.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.
(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$110.59		$96.76	$107.93	$108.34	$56.22		$77.13

Net investment income(a)	1.02		1.70	1.57	1.13	1.03		1.06
Net realized and unrealized gain (loss)(b)	6.27		13.55	(11.24)	0.12	52.13		(20.77)

Net increase (decrease) from investment operations	7.29		15.25	(9.67)	1.25	53.16		(19.71)

Distributions from net investment income(c)	(0.90	)(d)	(1.42)	(1.50)	(1.66)	(1.04)		(1.20)

Net asset value, end of period	$116.98		$110.59	$96.76	$107.93	$108.34		$56.22

Total Return(e)
Based on net asset value	6.64	%(f)	15.91%	(8.90)%	1.12%	95.23	%(g)	(25.89)%

Ratios to Average Net Assets(h)
Total expenses	0.06	%(i)	0.06%	0.06%	0.06%	0.06%		0.07%

Net investment income	1.86	%(i)	1.71%	1.60%	1.02%	1.28%		1.36%

Supplemental Data
Net assets, end of period (000)	$86,324,266		$80,359,263	$66,756,826	$72,070,280	$68,273,012		$31,863,332

Portfolio turnover rate(j)(k)	13%		25%	19%	16%	20%		16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.
(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$117.27		$88.82	$105.47	$90.74	$57.16	$60.31

Net investment income(a)	0.40		1.09	0.96	0.72	0.76	0.92
Net realized and unrealized gain (loss)(b)	14.57		28.42	(16.67)	14.73	33.62	(2.97)

Net increase (decrease) from investment operations	14.97		29.51	(15.71)	15.45	34.38	(2.05)

Distributions from net investment income(c)	(0.40	)(d)	(1.06)	(0.94)	(0.72)	(0.80)	(1.10)

Net asset value, end of period	$131.84		$117.27	$88.82	$105.47	$90.74	$57.16

Total Return(e)
Based on net asset value	12.77	%(f)	33.45%	(14.86)%	17.03%	60.34%	(3.54)%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.04%	0.04%	0.04%	0.04%	0.04%

Net investment income	0.65	%(h)	1.09%	1.10%	0.69%	0.96%	1.44%

Supplemental Data
Net assets, end of period (000)	$19,914,062		$16,922,202	$12,323,462	$12,857,333	$10,461,747	$6,893,329

Portfolio turnover rate(i)	2%		31%	36%	15%	14%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$90.46		$73.78	$75.80	$68.82	$46.23	$54.82

Net investment income(a)	1.00		1.63	1.55	1.50	1.43	1.45
Net realized and unrealized gain (loss)(b)	4.99		16.62	(2.02)	6.93	22.60	(8.57)

Net increase (decrease) from investment operations	5.99		18.25	(0.47)	8.43	24.03	(7.12)

Distributions from net investment income(c)	(1.00	)(d)	(1.57)	(1.55)	(1.45)	(1.44)	(1.47)

Net asset value, end of period	$95.45		$90.46	$73.78	$75.80	$68.82	$46.23

Total Return(e)
Based on net asset value	6.68	%(f)	25.02%	(0.46)%	12.33%	52.59%	(13.34)%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.04%	0.04%	0.04%	0.04%	0.04%

Net investment income	2.22	%(h)	2.05%	2.18%	2.04%	2.48%	2.52%

Supplemental Data
Net assets, end of period (000)	$19,347,546		$17,002,009	$13,283,986	$12,123,855	$9,084,867	$5,270,383

Portfolio turnover rate(i)	2%		33%	31%	20%	25%	34%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P U.S. Growth(a)	Diversified
Core S&P U.S. Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Core S&P Mid-Cap
Barclays Bank PLC	$81,970,289	$(81,970,289)	$—	$—
Barclays Capital, Inc.	3,088,090	(3,088,090)	—	—
BMO Capital Markets Corp.	553,240	(553,240)	—	—
BNP Paribas SA	388,588,193	(388,588,193)	—	—
BofA Securities, Inc.	226,339,084	(226,339,084)	—	—
Citadel Clearing LLC	68,152,432	(68,152,432)	—	—
Citigroup Global Markets, Inc.	287,033,465	(287,033,465)	—	—
Goldman Sachs & Co. LLC	468,672,229	(468,672,229)	—	—
HSBC Bank PLC	36,635,551	(36,635,551)	—	—
J.P. Morgan Securities LLC	444,345,403	(444,345,403)	—	—
Jefferies LLC	24,954,254	(24,954,254)	—	—
Mizuho Securities USA LLC	17,968	(17,968)	—	—
Morgan Stanley	701,888,253	(701,888,253)	—	—
National Financial Services LLC	86,590,733	(86,590,733)	—	—
Natixis SA	77,848,072	(77,848,072)	—	—
Nomura Securities International, Inc.	146,860	(146,860)	—	—
RBC Capital Market LLC	1,028,171	(1,028,171)	—	—
Scotia Capital (USA), Inc.	9,002,018	(9,002,018)	—	—
SG Americas Securities LLC	7,889,557	(7,889,557)	—	—
State Street Bank & Trust Co.	150,733,941	(150,733,941)	—	—
Toronto-Dominion Bank	54,070,064	(54,070,064)	—	—
UBS AG	215,097,835	(215,097,835)	—	—
UBS Securities LLC	5,953,370	(5,953,370)	—	—
Virtu Americas LLC	10,331,459	(10,331,459)	—	—
Wells Fargo Bank N.A.	123,843,692	(123,843,692)	—	—
Wells Fargo Securities LLC	13,413,847	(13,413,847)	—	—

	$3,488,188,070	$(3,488,188,070)	$—	$—

Core S&P Small-Cap
Barclays Bank PLC	$246,877,093	$(246,877,093)	$—	$—
Barclays Capital, Inc.	12,106,716	(12,106,716)	—	—
BMO Capital Markets Corp.	274,148	(274,148)	—	—
BNP Paribas SA	456,264,119	(456,264,119)	—	—
BofA Securities, Inc.	304,564,154	(304,564,154)	—	—
Citadel Clearing LLC	10,148,305	(10,148,305)	—	—
Citigroup Global Markets, Inc.	179,104,430	(179,104,430)	—	—
Goldman Sachs & Co. LLC	899,698,056	(899,698,056)	—	—
HSBC Bank PLC	79,229,159	(79,229,159)	—	—
J.P. Morgan Securities LLC	1,004,033,861	(1,004,033,861)	—	—

64	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Core S&P Small-Cap (continued)
Jefferies LLC	$28,339,844	$(28,339,844)	$—	$—
Mizuho Securities USA LLC	21,616,180	(21,616,180)	—	—
Morgan Stanley	621,955,649	(621,955,649)	—	—
National Financial Services LLC	155,302,086	(155,302,086)	—	—
Natixis SA	50,906,420	(50,906,420)	—	—
Nomura Securities International, Inc.	389,980	(389,980)	—	—
RBC Capital Market LLC	13,520,621	(13,520,621)	—	—
Scotia Capital (USA), Inc.	5,525,404	(5,525,404)	—	—
SG Americas Securities LLC	3,564,586	(3,564,586)	—	—
State Street Bank & Trust Co.	157,003,544	(157,003,544)	—	—
Toronto-Dominion Bank	177,831,711	(177,831,711)	—	—
UBS AG	208,231,992	(208,231,992)	—	—
UBS Securities LLC	1,187,198	(1,187,198)	—	—
Virtu Americas LLC	3,566,584	(3,566,584)	—	—
Wells Fargo Bank N.A.	72,035,689	(72,035,689)	—	—
Wells Fargo Securities LLC	38,172,611	(38,172,611)	—	—

	$4,751,450,140	$(4,751,450,140)	$—	$—

Core S&P U.S. Growth
Barclays Bank PLC	$252,117	$(252,117)	$—	$—
Barclays Capital, Inc.	789,082	(789,082)	—	—
BNP Paribas SA	804,641	(804,641)	—	—
BofA Securities, Inc.	9,452,240	(9,452,240)	—	—
Citadel Clearing LLC	2,826,451	(2,826,451)	—	—
Citigroup Global Markets, Inc.	5,278,178	(5,278,178)	—	—
Goldman Sachs & Co. LLC	8,513,648	(8,513,648)	—	—
HSBC Bank PLC	1,106,552	(1,106,552)	—	—
J.P. Morgan Securities LLC	1,155,420	(1,155,420)	—	—
Jefferies LLC	500,862	(500,862)	—	—
Morgan Stanley	27,359,883	(27,359,883)	—	—
National Financial Services LLC	4,215,487	(4,215,487)	—	—
Natixis SA	13,352	(13,352)	—	—
SG Americas Securities LLC	1,788,021	(1,788,021)	—	—
Toronto-Dominion Bank	6,064	(6,064)	—	—
UBS AG	8,829,172	(8,829,172)	—	—
UBS Securities LLC	918,611	(918,611)	—	—
Virtu Americas LLC	3,359,748	(3,359,748)	—	—
Wells Fargo Bank N.A.	1,776,361	(1,776,361)	—	—
Wells Fargo Securities LLC	1,869,912	(1,869,912)	—	—

	$80,815,802	$(80,815,802)	$—	$—

Core S&P U.S. Value
Barclays Bank PLC	$1,826,870	$(1,826,870)	$—	$—
Barclays Capital, Inc.	3,728,560	(3,728,560)	—	—
BNP Paribas SA	10,146,249	(10,146,249)	—	—
BofA Securities, Inc.	3,533,278	(3,533,278)	—	—
Citadel Clearing LLC	250,848	(250,848)	—	—
Citigroup Global Markets, Inc.	12,492,262	(12,492,262)	—	—
Goldman Sachs & Co. LLC	21,173,063	(21,173,063)	—	—
HSBC Bank PLC	3,610,248	(3,610,248)	—	—
J.P. Morgan Securities LLC	5,856,523	(5,856,523)	—	—
Jefferies LLC	316,948	(316,948)	—	—
Morgan Stanley	15,382,386	(15,382,386)	—	—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Core S&P U.S. Value (continued)
National Financial Services LLC	$5,623,124	$(5,623,124)	$—	$—
Nomura Securities International, Inc.	47,355	(47,355)	—	—
Scotia Capital (USA), Inc.	5,880	(5,880)	—	—
State Street Bank & Trust Co.	1,905,552	(1,905,552)	—	—
Toronto-Dominion Bank	10,019,700	(10,019,700)	—	—
UBS AG	5,100,852	(5,100,852)	—	—
Wells Fargo Bank N.A.	13,853	(13,853)	—	—
Wells Fargo Securities LLC	35,833	(35,833)	—	—

	$101,069,384	$(101,069,384)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain

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Notes to Financial Statements (unaudited) (continued)

adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Core S&P Mid-Cap	0.05%
Core S&P Small-Cap	0.06
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core S&P Mid-Cap	$1,915,397
Core S&P Small-Cap	3,713,046
Core S&P U.S. Growth	50,470
Core S&P U.S. Value	48,939

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core S&P Mid-Cap	$1,037,925,276	$2,354,204,591	$(689,041,699)
Core S&P Small-Cap	1,709,563,435	1,004,229,476	334,812,600
Core S&P U.S. Growth	131,498,826	108,442,081	(5,513,799)
Core S&P U.S. Value	71,096,918	67,685,189	(32,415,121)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core S&P Mid-Cap	$9,107,197,968	$8,668,196,030
Core S&P Small-Cap	11,108,610,898	10,371,053,112
Core S&P U.S. Growth	445,375,414	451,556,553
Core S&P U.S. Value	423,834,930	414,901,303

68	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core S&P Mid-Cap	$6,539,376,581	$3,005,767,159
Core S&P Small-Cap	4,318,473,607	3,001,635,494
Core S&P U.S. Growth	985,278,338	165,430,020
Core S&P U.S. Value	1,383,481,286	74,024,908

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Core S&P Mid-Cap	$(4,285,448,767)
Core S&P Small-Cap	(4,964,616,684)
Core S&P U.S. Growth	(1,662,318,209)
Core S&P U.S. Value	(1,244,294,878)

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core S&P Mid-Cap	$74,837,650,193	$23,354,298,738	$(3,660,155,254)	$19,694,143,484
Core S&P Small-Cap	75,976,878,511	21,963,482,993	(6,807,098,748)	15,156,384,245
Core S&P U.S. Growth	11,822,431,868	8,296,379,558	(127,062,103)	8,169,317,455
Core S&P U.S. Value	16,083,261,563	3,778,422,412	(428,881,951)	3,349,540,461

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24

iShares ETF	Shares	Amount	Shares		Amount
Core S&P Mid-Cap
Shares sold	111,800,000	$6,676,570,365	284,400,000	(a)	$15,431,419,032
Shares redeemed	(51,000,000)	(3,067,363,522)	(214,550,000	)(a)	(11,538,787,212)

	60,800,000	$3,609,206,843	69,850,000		$3,892,631,820

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/24		Year Ended 03/31/24

iShares ETF	Shares	Amount	Shares	Amount
Core S&P Small-Cap
Shares sold	39,000,000	$4,370,139,153	103,100,000	$10,394,445,497
Shares redeemed	(27,700,000)	(3,038,949,768)	(66,350,000)	(6,511,313,779)

	11,300,000	$1,331,189,385	36,750,000	$3,883,131,718

Core S&P U.S. Growth
Shares sold	8,100,000	$986,151,873	16,100,000	$1,637,491,864
Shares redeemed	(1,350,000)	(165,481,270)	(10,550,000)	(1,074,187,233)

	6,750,000	$820,670,603	5,550,000	$563,304,631

Core S&P U.S. Value
Shares sold	15,550,000	$1,390,652,103	71,500,000	$5,878,816,219
Shares redeemed	(800,000)	(73,906,494)	(63,600,000)	(5,249,034,576)

	14,750,000	$1,316,745,609	7,900,000	$629,781,643

(a)	Share transactions reflect five-for-one stock split effective after the close of trading on February 21, 2024.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

The Board authorized a five-for-one stock split for the iShares Core S&P Mid-Cap ETF, effective after the close of trading on February 21, 2024, for the shareholders of record on February 16, 2024. The impact of the stock split was an increase in the number of shares outstanding by a factor of five, while decreasing the NAV per share by a factor of five, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

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Board Review and Approval of Investment Advisory Contract

iShares Core S&P Mid-Cap ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and

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Board Review and Approval of Investment Advisory Contract (continued)

its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

iShares Core S&P Small-Cap ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and

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Board Review and Approval of Investment Advisory Contract (continued)

its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

76	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

iShares Core S&PU.S. Growth ETF, iShares Core S&PU.S. Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	77

Board Review and Approval of Investment Advisory Contract (continued)

its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	79

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares Russell Top 200 ETF | IWL | NYSE Arca

•	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca

•	iShares Russell Top 200 Value ETF | IWX | NYSE Arca

2

Schedule of Investments (unaudited) September 30, 2024	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Boeing Co. (The)(a)	21,316	$3,240,885
General Dynamics Corp.	10,008	3,024,417
General Electric Co.	39,977	7,538,863
Lockheed Martin Corp.	7,848	4,587,627
Northrop Grumman Corp.	5,081	2,683,124
RTX Corp.	48,833	5,916,606
TransDigm Group, Inc.	1,995	2,847,124

		29,838,646

Air Freight & Logistics — 0.4%
FedEx Corp.	8,339	2,282,217
United Parcel Service, Inc., Class B	26,737	3,645,323

		5,927,540

Automobiles — 2.0%
Ford Motor Co.	143,800	1,518,528
General Motors Co.	41,167	1,845,928
Tesla, Inc.(a)	102,072	26,705,098

		30,069,554

Banks — 3.4%
Bank of America Corp.	249,247	9,890,121
Citigroup, Inc.	70,453	4,410,358
JPMorgan Chase & Co.	105,259	22,194,913
PNC Financial Services Group, Inc. (The)	14,625	2,703,431
Truist Financial Corp.	48,886	2,090,854
U.S. Bancorp	57,105	2,611,412
Wells Fargo & Co.	128,687	7,269,528

		51,170,617

Beverages — 1.5%
Coca-Cola Co. (The)	142,569	10,245,008
Constellation Brands, Inc., Class A	5,836	1,503,879
Keurig Dr. Pepper, Inc.	38,827	1,455,236
Monster Beverage Corp.(a)	26,359	1,375,149
PepsiCo, Inc.	50,490	8,585,825

		23,165,097

Biotechnology — 2.1%
AbbVie, Inc.	65,066	12,849,234
Amgen, Inc.	19,695	6,345,926
Gilead Sciences, Inc.	45,833	3,842,639
Moderna, Inc.(a)	11,835	790,933
Regeneron Pharmaceuticals, Inc.(a)	3,835	4,031,505
Vertex Pharmaceuticals, Inc.(a)	9,492	4,414,539

		32,274,776

Broadline Retail — 4.2%
Amazon.com, Inc.(a)	341,177	63,571,510

Building Products — 0.5%
Carrier Global Corp.	30,746	2,474,746
Johnson Controls International PLC	24,582	1,907,809
Trane Technologies PLC	8,300	3,226,459

		7,609,014

Capital Markets — 2.7%
BlackRock, Inc.(b)	5,422	5,148,243
Blackstone, Inc., Class A, NVS	25,899	3,965,914
Charles Schwab Corp. (The)	54,855	3,555,153
CME Group, Inc., Class A	13,241	2,921,627
Goldman Sachs Group, Inc. (The)	11,581	5,733,869
Intercontinental Exchange, Inc.	20,903	3,357,858
KKR & Co., Inc., Class A	24,694	3,224,542
Moody’s Corp.	5,789	2,747,401

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley	42,631	$4,443,855
S&P Global, Inc.	11,493	5,937,514

		41,035,976

Chemicals — 1.1%
Air Products & Chemicals, Inc.	8,130	2,420,626
Ecolab, Inc.	9,143	2,334,482
Linde PLC	17,645	8,414,195
Sherwin-Williams Co. (The)	8,599	3,281,980

		16,451,283

Commercial Services & Supplies — 0.6%
Cintas Corp.	12,736	2,622,088
Copart, Inc.(a)	31,944	1,673,866
Republic Services, Inc.	7,517	1,509,714
Waste Management, Inc.	14,697	3,051,097

		8,856,765

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	9,473	3,635,927
Cisco Systems, Inc.	148,907	7,924,831
Motorola Solutions, Inc.	6,069	2,728,804

		14,289,562

Construction Materials — 0.2%
CRH PLC	25,331	2,349,197

Consumer Finance — 0.5%
American Express Co.	20,606	5,588,347
Capital One Financial Corp.	13,867	2,076,306

		7,664,653

Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	16,282	14,434,319
Target Corp.	17,042	2,656,166
Walmart, Inc.	159,396	12,871,227

		29,961,712

Diversified Telecommunication Services — 0.8%
AT&T Inc.	263,638	5,800,036
Verizon Communications, Inc.	154,762	6,950,361

		12,750,397

Electric Utilities — 1.2%
American Electric Power Co., Inc.	19,312	1,981,411
Constellation Energy Corp.	11,548	3,002,711
Duke Energy Corp.	28,294	3,262,298
NextEra Energy, Inc.	75,513	6,383,114
Southern Co. (The)	40,273	3,631,819

		18,261,353

Electrical Equipment — 0.6%
Eaton Corp. PLC	14,661	4,859,242
Emerson Electric Co.	20,934	2,289,552
GE Vernova, Inc.(a)	9,983	2,545,465

		9,694,259

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	43,507	2,834,916

Energy Equipment & Services — 0.1%
Schlumberger NV	52,345	2,195,873

Entertainment — 1.3%
Netflix, Inc.(a)	15,714	11,145,469
Spotify Technology SA(a)	5,413	1,994,853
Walt Disney Co. (The)	67,452	6,488,208

		19,628,530

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services — 4.7%
Apollo Global Management, Inc.	19,116	$2,387,780
Berkshire Hathaway, Inc., Class B(a)	67,223	30,940,058
Fiserv, Inc.(a)	21,027	3,777,500
Mastercard, Inc., Class A	30,349	14,986,336
PayPal Holdings, Inc.(a)	37,665	2,939,000
Visa, Inc., Class A	57,863	15,909,432

		70,940,106

Food Products — 0.3%
Kraft Heinz Co. (The)	32,551	1,142,866
Mondelez International, Inc., Class A	49,176	3,622,796

		4,765,662

Ground Transportation — 1.0%
CSX Corp.	71,565	2,471,139
Norfolk Southern Corp.	8,332	2,070,502
Uber Technologies, Inc.(a)	73,787	5,545,831
Union Pacific Corp.	22,404	5,522,138

		15,609,610

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	63,522	7,242,143
Becton Dickinson & Co.	10,654	2,568,680
Boston Scientific Corp.(a)	53,939	4,520,088
Edwards Lifesciences Corp.(a)	21,893	1,444,719
Intuitive Surgical, Inc.(a)	12,974	6,373,737
Medtronic PLC	47,122	4,242,394
Stryker Corp.	13,289	4,800,784

		31,192,545

Health Care Providers & Services — 2.4%
Cigna Group (The)	10,254	3,552,396
CVS Health Corp.	46,466	2,921,782
Elevance Health, Inc.	8,536	4,438,720
HCA Healthcare, Inc.	6,910	2,808,431
McKesson Corp.	4,778	2,362,339
UnitedHealth Group, Inc.	33,775	19,747,567

		35,831,235

Health Care REITs — 0.2%
Welltower, Inc.	22,090	2,828,183

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	16,016	2,030,989
Booking Holdings, Inc.	1,251	5,269,362
Chipotle Mexican Grill, Inc.(a)	50,316	2,899,208
DoorDash, Inc., Class A(a)	12,703	1,813,099
Marriott International, Inc., Class A	8,449	2,100,421
McDonald’s Corp.	26,462	8,057,944
Starbucks Corp.	41,610	4,056,559

		26,227,582

Household Products — 1.3%
Colgate-Palmolive Co.	29,903	3,104,230
Kimberly-Clark Corp.	12,318	1,752,605
Procter & Gamble Co. (The)	86,658	15,009,166

		19,866,001

Industrial Conglomerates — 0.5%
3M Co.	20,355	2,782,528
Honeywell International, Inc.	23,931	4,946,777

		7,729,305

Industrial REITs — 0.3%
Prologis, Inc.	33,920	4,283,418

Insurance — 1.4%
American International Group, Inc.	23,925	1,752,028

Security	Shares	Value

Insurance (continued)
Aon PLC, Class A	7,234	$2,502,892
Chubb Ltd.	14,853	4,283,457
Marsh & McLennan Cos., Inc.	18,106	4,039,267
MetLife, Inc.	21,601	1,781,650
Progressive Corp. (The)	21,467	5,447,466
Travelers Cos., Inc. (The)	8,367	1,958,882

		21,765,642

Interactive Media & Services — 7.4%
Alphabet, Inc., Class A	215,873	35,802,537
Alphabet, Inc., Class C, NVS	180,892	30,243,333
Meta Platforms, Inc., Class A	80,470	46,064,247

		112,110,117

IT Services — 1.1%
Accenture PLC, Class A	23,044	8,145,593
International Business Machines Corp.	33,691	7,448,406
Snowflake, Inc., Class A(a)	11,578	1,329,849

		16,923,848

Life Sciences Tools & Services — 1.0%
Danaher Corp.	23,705	6,590,464
Thermo Fisher Scientific, Inc.	14,025	8,675,444

		15,265,908

Machinery — 1.2%
Caterpillar, Inc.	17,957	7,023,342
Deere & Co.	9,253	3,861,555
Illinois Tool Works, Inc.	10,907	2,858,397
PACCAR, Inc.	18,839	1,859,033
Parker-Hannifin Corp.	4,687	2,961,340

		18,563,667

Media — 0.4%
Comcast Corp., Class A	141,053	5,891,784

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	52,426	2,617,106
Newmont Corp.	42,283	2,260,027
Southern Copper Corp.	3,172	366,905

		5,244,038

Multi-Utilities — 0.3%
Dominion Energy, Inc.	30,692	1,773,691
Sempra	23,201	1,940,299

		3,713,990

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	63,275	9,318,509
ConocoPhillips	43,032	4,530,409
EOG Resources, Inc.	21,196	2,605,624
Exxon Mobil Corp.	164,821	19,320,318
Marathon Petroleum Corp.	12,899	2,101,376
Occidental Petroleum Corp.	24,444	1,259,844
Phillips 66	15,359	2,018,940
Valero Energy Corp.	11,764	1,588,493

		42,743,513

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	8,443	841,683

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	74,600	3,859,804
Eli Lilly & Co.	29,402	26,048,408
Johnson & Johnson	88,593	14,357,381
Merck & Co., Inc.	93,125	10,575,275

4	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer, Inc.	208,215	$6,025,742
Zoetis, Inc., Class A	16,770	3,276,523

		64,143,133

Professional Services — 0.3%
Automatic Data Processing, Inc.	15,112	4,181,944

Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc.(a)	59,119	9,700,246
Analog Devices, Inc.	18,196	4,188,173
Applied Materials, Inc.	30,554	6,173,436
Broadcom, Inc.	166,997	28,806,982
Intel Corp.	156,322	3,667,314
KLA Corp.	4,955	3,837,202
Lam Research Corp.	4,792	3,910,655
Marvell Technology, Inc.	31,384	2,263,414
Micron Technology, Inc.	40,549	4,205,337
NVIDIA Corp.	859,462	104,373,065
QUALCOMM, Inc.	41,011	6,973,921
Texas Instruments, Inc.	33,427	6,905,015

		185,004,760

Software — 11.8%
Adobe, Inc.(a)	16,283	8,431,012
Atlassian Corp., Class A(a)	5,757	914,269
Autodesk, Inc.(a)	7,891	2,173,813
Cadence Design Systems, Inc.(a)	9,988	2,707,048
Crowdstrike Holdings, Inc., Class A(a)	8,355	2,343,327
Fortinet, Inc.(a)	23,118	1,792,801
Intuit, Inc.	10,028	6,227,388
Microsoft Corp.	273,131	117,528,269
Oracle Corp.	57,685	9,829,524
Palo Alto Networks, Inc.(a)	11,325	3,870,885
Roper Technologies, Inc.	3,929	2,186,253
Salesforce, Inc.	34,435	9,425,204
ServiceNow, Inc.(a)	7,540	6,743,700
Synopsys, Inc.(a)	5,605	2,838,316
Workday, Inc., Class A(a)	7,750	1,894,177

		178,905,986

Specialized REITs — 0.6%
American Tower Corp.	17,144	3,987,009
Equinix, Inc.	3,475	3,084,514
Public Storage	5,793	2,107,899

		9,179,422

Security	Shares	Value

Specialty Retail — 2.0%
AutoZone, Inc.(a)	628	$1,978,225
Home Depot, Inc. (The)	36,428	14,760,626
Lowe’s Cos., Inc.	21,027	5,695,163
O’Reilly Automotive, Inc.(a)	2,130	2,452,908
TJX Cos., Inc. (The)	41,613	4,891,192

		29,778,114

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	533,888	124,395,904
Dell Technologies, Inc., Class C	10,010	1,186,585

		125,582,489

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(a)	4,419	1,199,096
NIKE, Inc., Class B	44,136	3,901,622

		5,100,718

Tobacco — 0.7%
Altria Group, Inc.	63,019	3,216,490
Philip Morris International, Inc.	57,091	6,930,847

		10,147,337

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	17,750	3,662,890

Total Long-Term Investments — 99.8% (Cost: $1,185,959,121)		1,507,625,860

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)(c)	2,094,099	2,094,099

Total Short-Term Securities — 0.2% (Cost: $2,094,099)		2,094,099

Total Investments — 100.0% (Cost: $1,188,053,220)		1,509,719,959

Other Assets Less Liabilities — 0.0%		573,557

Net Assets — 100.0%		$1,510,293,516

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(610	)(b)	$610	$—	$—	—	$1,570	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,552,462	541,637	(b)	—		—	—	2,094,099	2,094,099	63,133		—
BlackRock, Inc.	4,425,280	783,052		(708,453)		129,989	518,375	5,148,243	5,422	56,646		—

						$130,599	$518,375	$7,242,342		$121,349		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	8	12/20/24	$2,326	$60,465

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$60,465	$—	$—	$—	$60,465

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$18,855	$—	$—	$—	$18,855

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$13,709	$—	$—	$—	$13,709

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,267,150

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,507,625,860	$—	$—	$1,507,625,860
Short-Term Securities
Money Market Funds	2,094,099	—	—	2,094,099

	$1,509,719,959	$—	$—	$1,509,719,959

Derivative Financial Instruments(a)
Assets
Equity Contracts	$60,465	$—	$—	$60,465

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) September 30, 2024	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Boeing Co. (The)(a)	45,489	$6,916,148
General Electric Co.	112,275	21,172,820
Lockheed Martin Corp.	32,604	19,058,994
TransDigm Group, Inc.	5,240	7,478,161

		54,626,123

Automobiles — 2.9%
Tesla, Inc.(a)	1,329,731	347,897,522

Beverages — 1.5%
Coca-Cola Co. (The)	1,064,080	76,464,789
Monster Beverage Corp.(a)	274,254	14,307,831
PepsiCo, Inc.	519,630	88,363,082

		179,135,702

Biotechnology — 1.4%
AbbVie, Inc.	366,086	72,294,663
Amgen, Inc.	199,795	64,375,947
Regeneron Pharmaceuticals, Inc.(a)	4,183	4,397,337
Vertex Pharmaceuticals, Inc.(a)	61,932	28,803,335

		169,871,282

Broadline Retail — 4.7%
Amazon.com, Inc.(a)	2,964,591	552,392,241

Building Products — 0.1%
Trane Technologies PLC	36,837	14,319,647

Capital Markets — 1.1%
Blackstone, Inc., Class A, NVS	337,324	51,654,424
Charles Schwab Corp. (The)	71,144	4,610,843
Goldman Sachs Group, Inc. (The)	40,693	20,147,511
KKR & Co., Inc., Class A	92,526	12,082,045
Moody’s Corp.	75,694	35,923,615
Morgan Stanley	32,691	3,407,710

		127,826,148

Chemicals — 0.6%
Ecolab, Inc.	103,830	26,510,914
Sherwin-Williams Co. (The)	102,038	38,944,843

		65,455,757

Commercial Services & Supplies — 0.8%
Cintas Corp.	157,170	32,358,160
Copart, Inc.(a)	387,717	20,316,371
Waste Management, Inc.	192,082	39,876,223

		92,550,754

Communications Equipment — 0.5%
Arista Networks, Inc.(a)	123,386	47,358,015
Motorola Solutions, Inc.	37,407	16,819,309

		64,177,324

Consumer Finance — 0.2%
American Express Co.	100,812	27,340,214

Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	212,109	188,038,871

Electric Utilities — 0.1%
Constellation Energy Corp.	23,891	6,212,138

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	328,535	21,407,341

Security	Shares	Value

Entertainment — 1.4%
Netflix, Inc.(a)	204,711	$145,195,371
Spotify Technology SA(a)	70,389	25,940,458

		171,135,829

Financial Services — 3.7%
Apollo Global Management, Inc.	186,191	23,257,118
Fiserv, Inc.(a)	87,305	15,684,343
Mastercard, Inc., Class A	395,369	195,233,212
Visa, Inc., Class A	753,807	207,259,235

		441,433,908

Ground Transportation — 0.9%
Uber Technologies, Inc.(a)	961,012	72,229,662
Union Pacific Corp.	139,997	34,506,460

		106,736,122

Health Care Equipment & Supplies — 0.9%
Edwards Lifesciences Corp.(a)	54,423	3,591,374
Intuitive Surgical, Inc.(a)	169,011	83,030,034
Stryker Corp.	51,257	18,517,104

		105,138,512

Health Care Providers & Services — 0.5%
Cigna Group (The)	12,110	4,195,389
Elevance Health, Inc.	17,768	9,239,360
HCA Healthcare, Inc.	22,138	8,997,547
McKesson Corp.	26,783	13,242,051
UnitedHealth Group, Inc.	29,818	17,433,988

		53,108,335

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	209,466	26,562,383
Booking Holdings, Inc.	15,298	64,437,012
Chipotle Mexican Grill, Inc.(a)	654,350	37,703,647
DoorDash, Inc., Class A(a)	144,452	20,617,634
McDonald’s Corp.	22,019	6,705,006
Starbucks Corp.	421,228	41,065,518

		197,091,200

Household Products — 0.6%
Colgate-Palmolive Co.	214,341	22,250,739
Kimberly-Clark Corp.	65,935	9,381,232
Procter & Gamble Co. (The)	252,100	43,663,720

		75,295,691

Industrial Conglomerates — 0.1%
3M Co.	49,074	6,708,416
Honeywell International, Inc.	48,181	9,959,494

		16,667,910

Insurance — 0.6%
Marsh & McLennan Cos., Inc.	32,223	7,188,629
Progressive Corp. (The)	235,626	59,792,454

		66,981,083

Interactive Media & Services — 12.1%
Alphabet, Inc., Class A	2,812,266	466,414,316
Alphabet, Inc., Class C, NVS	2,356,549	393,991,428
Meta Platforms, Inc., Class A	997,596	571,063,854

		1,431,469,598

IT Services — 0.2%
Snowflake, Inc., Class A(a)	150,792	17,319,969

Machinery — 0.2%
Caterpillar, Inc.	33,118	12,953,112
Illinois Tool Works, Inc.	52,978	13,883,945

		26,837,057

8	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.0%
Southern Copper Corp.	41,326	$4,780,178

Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	39,686	3,956,297

Pharmaceuticals — 4.3%
Eli Lilly & Co.	383,025	339,337,168
Merck & Co., Inc.	1,213,171	137,767,699
Zoetis, Inc., Class A	180,755	35,315,912

		512,420,779

Professional Services — 0.4%
Automatic Data Processing, Inc.	182,754	50,573,514

Semiconductors & Semiconductor Equipment — 17.6%
Advanced Micro Devices, Inc.(a)	508,266	83,396,285
Applied Materials, Inc.	365,696	73,888,877
Broadcom, Inc.	2,175,552	375,282,720
KLA Corp.	64,528	49,971,128
Lam Research Corp.	62,573	51,064,574
Marvell Technology, Inc.	32,714	2,359,334
NVIDIA Corp.	11,196,560	1,359,710,246
QUALCOMM, Inc.	501,135	85,218,007
Texas Instruments, Inc.	52,539	10,852,981

		2,091,744,152

Software — 19.2%
Adobe, Inc.(a)	212,122	109,832,529
Atlassian Corp., Class A(a)	74,872	11,890,422
Autodesk, Inc.(a)	103,218	28,434,495
Cadence Design Systems, Inc.(a)	130,560	35,385,677
Crowdstrike Holdings, Inc., Class A(a)	108,649	30,472,785
Fortinet, Inc.(a)	245,662	19,051,088
Intuit, Inc.	130,632	81,122,472
Microsoft Corp.	3,558,193	1,531,090,448
Oracle Corp.	751,480	128,052,192
Palo Alto Networks, Inc.(a)	147,180	50,306,124
Salesforce, Inc.	380,417	104,123,937
ServiceNow, Inc.(a)	98,232	87,857,718
Synopsys, Inc.(a)	72,897	36,914,312
Workday, Inc., Class A(a)	101,400	24,783,174

		2,279,317,373

Security	Shares	Value

Specialized REITs — 0.5%
American Tower Corp.	223,147	$51,895,066
Equinix, Inc.	2,453	2,177,357
Public Storage	11,451	4,166,675

		58,239,098

Specialty Retail — 2.1%
AutoZone, Inc.(a)	7,457	23,489,848
Home Depot, Inc. (The)	378,701	153,449,645
O’Reilly Automotive, Inc.(a)	25,541	29,413,016
TJX Cos., Inc. (The)	320,835	37,710,946

		244,063,455

Technology Hardware, Storage & Peripherals — 13.7%
Apple Inc.	6,955,176	1,620,556,008
Dell Technologies, Inc., Class C	20,566	2,437,894

		1,622,993,902

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(a)	57,556	15,617,820
NIKE, Inc., Class B	356,117	31,480,743

		47,098,563

Total Long-Term Investments — 97.3% (Cost: $8,734,430,691)		11,535,653,589

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)(c)	15,354,591	15,354,591

Total Short-Term Securities — 0.1% (Cost: $15,354,591)		15,354,591

Total Investments — 97.4% (Cost: $8,749,785,282)		11,551,008,180
Other Assets Less Liabilities — 2.6%		306,348,247

Net Assets — 100.0%		$11,857,356,427

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$25,082,556	$—		$(25,099,047	)(b)	$19,076	$(2,585)	$—	—	$25,023	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,458,189	3,896,402	(b)	—		—	—	15,354,591	15,354,591	333,232		—

						$19,076	$(2,585)	$15,354,591		$358,255		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	1,700	12/20/24	$324,658	$245,426

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$245,426	$—	$—	$—	$245,426

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,733,607	$—	$—	$—	$1,733,607

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(43,539)	$—	$—	$—	$(43,539)

10	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$181,924,320

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$11,535,653,589	$—	$—	$11,535,653,589
Short-Term Securities
Money Market Funds	15,354,591	—	—	15,354,591

	$11,551,008,180	$—	$—	$11,551,008,180

Derivative Financial Instruments(a)
Assets
Equity Contracts	$245,426	$—	$—	$245,426

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) September 30, 2024	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.3%
Boeing Co. (The)(a)	95,470	$14,515,259
General Dynamics Corp.	53,640	16,210,008
General Electric Co.	167,893	31,661,262
Lockheed Martin Corp.	28,522	16,672,820
Northrop Grumman Corp.	27,101	14,311,225
RTX Corp.	261,254	31,653,535
TransDigm Group, Inc.	8,533	12,177,700

		137,201,809

Air Freight & Logistics — 1.0%
FedEx Corp.	44,470	12,170,550
United Parcel Service, Inc., Class B	143,218	19,526,342

		31,696,892

Automobiles — 0.6%
Ford Motor Co.	771,184	8,143,703
General Motors Co.(b)	219,552	9,844,712

		17,988,415

Banks — 8.5%
Bank of America Corp.	1,333,468	52,912,010
Citigroup, Inc.	376,547	23,571,842
JPMorgan Chase & Co.	563,134	118,742,435
PNC Financial Services Group, Inc. (The)	78,004	14,419,040
Truist Financial Corp.	262,105	11,210,231
U.S. Bancorp	306,292	14,006,733
Wells Fargo & Co.	688,472	38,891,783

		273,754,074

Beverages — 1.6%
Coca-Cola Co. (The)	325,691	23,404,155
Constellation Brands, Inc., Class A	31,296	8,064,666
Keurig Dr. Pepper, Inc.	208,036	7,797,189
Monster Beverage Corp.(a)	28,233	1,472,916
PepsiCo, Inc.	56,687	9,639,625

		50,378,551

Biotechnology — 3.2%
AbbVie, Inc.	197,722	39,046,141
Amgen, Inc.	23,342	7,521,026
Gilead Sciences, Inc.	245,203	20,557,820
Moderna, Inc.(a)	63,329	4,232,277
Regeneron Pharmaceuticals, Inc.(a)	18,806	19,769,619
Vertex Pharmaceuticals, Inc.(a)	25,400	11,813,032

		102,939,915

Building Products — 1.1%
Carrier Global Corp.	164,787	13,263,706
Johnson Controls International PLC	131,100	10,174,671
Trane Technologies PLC	29,309	11,393,287

		34,831,664

Capital Markets — 5.2%
BlackRock, Inc.(c)	29,006	27,541,487
Charles Schwab Corp. (The)	263,664	17,088,064
CME Group, Inc., Class A	70,620	15,582,303
Goldman Sachs Group, Inc. (The)	45,292	22,424,522
Intercontinental Exchange, Inc.	111,626	17,931,601
KKR & Co., Inc., Class A	94,199	12,300,505
Morgan Stanley	214,619	22,371,885
S&P Global, Inc.	61,486	31,764,897

		167,005,264

Chemicals — 1.9%
Air Products & Chemicals, Inc.	43,601	12,981,762

Security	Shares	Value

Chemicals (continued)
Ecolab, Inc.	6,430	$1,641,772
Linde PLC	94,400	45,015,584
Sherwin-Williams Co. (The)	4,143	1,581,259

		61,220,377

Commercial Services & Supplies — 0.3%
Cintas Corp.	3,535	727,786
Copart, Inc.(a)	11,698	612,975
Republic Services, Inc.	40,285	8,090,840

		9,431,601

Communications Equipment — 1.6%
Cisco Systems, Inc.	796,651	42,397,766
Motorola Solutions, Inc.	16,957	7,624,376

		50,022,142

Construction Materials — 0.4%
CRH PLC	134,947	12,514,985

Consumer Finance — 0.9%
American Express Co.	68,903	18,686,493
Capital One Financial Corp.	74,368	11,135,121

		29,821,614

Consumer Staples Distribution & Retail — 2.6%
Target Corp.	90,889	14,165,960
Walmart, Inc.	852,766	68,860,854

		83,026,814

Diversified Telecommunication Services — 2.1%
AT&T Inc.	1,410,456	31,030,032
Verizon Communications, Inc.	827,971	37,184,178

		68,214,210

Electric Utilities — 3.0%
American Electric Power Co., Inc.	103,585	10,627,821
Constellation Energy Corp.	52,023	13,527,020
Duke Energy Corp.	151,583	17,477,520
NextEra Energy, Inc.	403,994	34,149,613
Southern Co. (The)	215,140	19,401,325

		95,183,299

Electrical Equipment — 1.6%
Eaton Corp. PLC	78,434	25,996,165
Emerson Electric Co.	112,250	12,276,782
GE Vernova, Inc.(a)	53,523	13,647,295

		51,920,242

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	96,632	6,296,541

Energy Equipment & Services — 0.4%
Schlumberger NV	280,674	11,774,274

Entertainment — 1.1%
Walt Disney Co. (The)	360,866	34,711,701

Financial Services — 6.2%
Apollo Global Management, Inc.	25,880	3,232,671
Berkshire Hathaway, Inc., Class B(a)	359,642	165,528,827
Fiserv, Inc.(a)	76,786	13,794,605
PayPal Holdings, Inc.(a)	200,879	15,674,588

		198,230,691

Food Products — 0.8%
Kraft Heinz Co. (The)	174,480	6,125,993
Mondelez International, Inc., Class A	263,090	19,381,840

		25,507,833

12	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation — 1.2%
CSX Corp.	383,831	$13,253,684
Norfolk Southern Corp.	44,390	11,030,915
Union Pacific Corp.	62,447	15,391,937

		39,676,536

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	339,842	38,745,387
Becton Dickinson & Co.	56,793	13,692,792
Boston Scientific Corp.(a)	288,574	24,182,501
Edwards Lifesciences Corp.(a)	94,889	6,261,725
Medtronic PLC	252,204	22,705,926
Stryker Corp.	49,981	18,056,136

		123,644,467

Health Care Providers & Services — 5.3%
Cigna Group (The)	49,777	17,244,744
CVS Health Corp.	247,815	15,582,607
Elevance Health, Inc.	38,374	19,954,480
HCA Healthcare, Inc.	27,973	11,369,066
McKesson Corp.	14,495	7,166,618
UnitedHealth Group, Inc.	168,407	98,464,205

		169,781,720

Health Care REITs — 0.5%
Welltower, Inc.	118,434	15,163,105

Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	411	1,731,181
DoorDash, Inc., Class A(a)	8,658	1,235,756
Marriott International, Inc., Class A	45,059	11,201,668
McDonald’s Corp.	132,511	40,350,925
Starbucks Corp.	49,815	4,856,464

		59,375,994

Household Products — 2.3%
Colgate-Palmolive Co.	71,812	7,454,804
Kimberly-Clark Corp.	38,834	5,525,301
Procter & Gamble Co. (The)	360,230	62,391,836

		75,371,941

Industrial Conglomerates — 1.1%
3M Co.	88,365	12,079,496
Honeywell International, Inc.	108,186	22,363,128

		34,442,624

Industrial REITs — 0.7%
Prologis, Inc.	181,540	22,924,871

Insurance — 2.8%
American International Group, Inc.	127,596	9,343,855
Aon PLC, Class A	38,565	13,343,104
Chubb Ltd.	79,489	22,923,833
Marsh & McLennan Cos., Inc.	83,595	18,649,209
MetLife, Inc.	115,564	9,531,719
Progressive Corp. (The)	18,061	4,583,159
Travelers Cos., Inc. (The)	44,878	10,506,837

		88,881,716

IT Services — 2.6%
Accenture PLC, Class A	123,283	43,578,075
International Business Machines Corp.	180,244	39,848,343

		83,426,418

Life Sciences Tools & Services — 2.5%
Danaher Corp.	126,821	35,258,774
Thermo Fisher Scientific, Inc.	75,031	46,411,926

		81,670,700

Security	Shares	Value

Machinery — 2.7%
Caterpillar, Inc.	82,426	$32,238,457
Deere & Co.	49,545	20,676,615
Illinois Tool Works, Inc.	36,340	9,523,624
PACCAR, Inc.	101,025	9,969,147
Parker-Hannifin Corp.	25,130	15,877,636

		88,285,479

Media — 1.0%
Comcast Corp., Class A	754,632	31,520,979

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	281,137	14,034,359
Newmont Corp.	226,700	12,117,115

		26,151,474

Multi-Utilities — 0.6%
Dominion Energy, Inc.	164,481	9,505,357
Sempra	124,391	10,402,819

		19,908,176

Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.	338,520	49,853,841
ConocoPhillips	230,218	24,237,351
EOG Resources, Inc.	113,030	13,894,778
Exxon Mobil Corp.	881,791	103,363,541
Marathon Petroleum Corp.	69,186	11,271,091
Occidental Petroleum Corp.	130,971	6,750,245
Phillips 66	82,173	10,801,641
Valero Energy Corp.	62,740	8,471,782

		228,644,270

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	28,999	2,890,910

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	398,509	20,618,856
Johnson & Johnson	473,970	76,811,578
Pfizer, Inc.	1,113,945	32,237,568
Zoetis, Inc., Class A	15,738	3,074,891

		132,742,893

Professional Services — 0.0%
Automatic Data Processing, Inc.	5,843	1,616,933

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(a)	107,537	17,644,671
Analog Devices, Inc.	97,349	22,406,819
Applied Materials, Inc.	13,285	2,684,234
Intel Corp.	837,251	19,641,909
Marvell Technology, Inc.	154,858	11,168,359
Micron Technology, Inc.	216,579	22,461,408
QUALCOMM, Inc.	13,548	2,303,838
Texas Instruments, Inc.	157,195	32,471,771

		130,783,009

Software — 0.7%
Fortinet, Inc.(a)	22,827	1,770,234
Roper Technologies, Inc.	20,975	11,671,329
Salesforce, Inc.	28,002	7,664,427

		21,105,990

Specialized REITs — 0.8%
Equinix, Inc.	17,618	15,638,266
Public Storage	26,329	9,580,333

		25,218,599

Specialty Retail — 1.8%
AutoZone, Inc.(a)	295	929,262
Home Depot, Inc. (The)	39,368	15,951,913

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	112,495	$30,469,271
O’Reilly Automotive, Inc.(a)	895	1,030,682
TJX Cos., Inc. (The)	91,055	10,702,605

		59,083,733

Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies, Inc., Class C	44,858	5,317,467

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	90,213	7,974,829

Tobacco — 1.7%
Altria Group, Inc.	337,665	17,234,422
Philip Morris International, Inc.	305,433	37,079,566

		54,313,988

Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	95,062	19,616,994

Total Long-Term Investments — 99.8% (Cost: $2,806,743,007)		3,203,208,723

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	531,794	532,220
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	4,648,853	4,648,853

Total Short-Term Securities — 0.2% (Cost: $5,181,087)		5,181,073

Total Investments — 100.0% (Cost: $2,811,924,094)		3,208,389,796

Other Assets Less Liabilities — 0.0%		1,510,279

Net Assets — 100.0%		$3,209,900,075

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$534,071	(a)	$—	$(1,837)	$(14)	$532,220	531,794	$944	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,978,323	1,670,530	(a)	—	—	—	4,648,853	4,648,853	103,976		—
BlackRock, Inc.	19,215,951	10,180,871		(4,760,059)	330,746	2,573,978	27,541,487	29,006	260,656		—

					$328,909	$2,573,964	$32,722,560		$365,576		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 1000 Value E-Mini Index	63	12/20/24	$5,938	$118,323

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$118,323	$—	$—	$—	$118,323

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$232,875	$—	$—	$—	$232,875

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(25,849)	$—	$—	$—	$(25,849)

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Top 200 Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$5,610,185

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,203,208,723	$—	$—	$3,203,208,723
Short-Term Securities
Money Market Funds	5,181,073	—	—	5,181,073

	$3,208,389,796	$—	$—	$3,208,389,796

Derivative Financial Instruments(a)
Assets
Equity Contracts	$118,323	$—	$—	$118,323

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

September 30, 2024

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,502,477,617	$11,535,653,589	$3,175,667,236
Investments, at value — affiliated(c)	7,242,342	15,354,591	32,722,560
Cash	1	7	11
Cash pledged:
Futures contracts	118,000	825,000	312,000
Receivables:
Investments sold	—	304,809,715	—
Securities lending income — affiliated	1,471	4,750	186
Dividends — unaffiliated	615,944	2,622,313	2,179,167
Dividends — affiliated	11,432	58,023	24,914
Variation margin on futures contracts	9,200	76,500	19,215

Total assets	1,510,476,007	11,859,404,488	3,210,925,289

LIABILITIES
Collateral on securities loaned	—	—	532,001
Payables:
Investment advisory fees	182,491	1,877,162	493,213
Variation margin on futures contracts	—	170,899	—

Total liabilities	182,491	2,048,061	1,025,214

Commitments and contingent liabilities

NET ASSETS	$1,510,293,516	$11,857,356,427	$3,209,900,075

NET ASSETS CONSIST OF:
Paid-in capital	$1,160,565,523	$8,731,854,389	$2,867,866,687
Accumulated earnings	349,727,993	3,125,502,038	342,033,388

NET ASSETS	$1,510,293,516	$11,857,356,427	$3,209,900,075

NET ASSET VALUE
Shares outstanding	$10,750,000	$53,900,000	$39,500,000

Net asset value	$140.49	$219.99	$81.26

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$1,181,913,228	$8,734,430,691	$2,784,974,388
(b) Securities loaned, at value	$—	$—	$502,208
(c) Investments, at cost — affiliated	$6,139,992	$15,354,591	$26,949,706

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	17

Statements of Operations (unaudited)

Six Months Ended September 30, 2024

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$9,072,134	$36,781,866	$25,749,295
Dividends — affiliated	119,779	333,232	364,632
Interest — unaffiliated	152	910	851
Securities lending income — affiliated — net	1,570	25,023	944

Total investment income	9,193,635	37,141,031	26,115,722

EXPENSES
Investment advisory	1,069,012	10,920,098	2,329,154
Interest expense	—	—	1

Total expenses	1,069,012	10,920,098	2,329,155

Net investment income	8,124,623	26,220,933	23,786,567

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,485,933)	(26,714,721)	(49,593,082)
Investments — affiliated	(11,367)	19,076	(41,584)
Futures contracts	18,855	1,733,607	232,875
In-kind redemptions — unaffiliated(a)	69,030,698	674,715,842	85,061,075
In-kind redemptions — affiliated(a)	141,966	—	370,492

	$61,694,219	$649,753,804	$36,029,776

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	82,943,545	590,648,899	122,824,528
Investments — affiliated	518,375	(2,585)	2,573,964
Futures contracts	13,709	(43,539)	(25,849)

	83,475,629	590,602,775	125,372,643

Net realized and unrealized gain	145,169,848	1,240,356,579	161,402,419

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$153,294,471	$1,266,577,512	$185,188,986

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF			iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,124,623		$13,243,831	$26,220,933		$50,928,661
Net realized gain	61,694,219		40,766,873	649,753,804		1,117,696,451
Net change in unrealized appreciation (depreciation)	83,475,629		238,711,187	590,602,775		1,578,837,131

Net increase in net assets resulting from operations	153,294,471		292,721,891	1,266,577,512		2,747,462,243

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,317,548	)(b)	(13,527,019)	(26,618,653	)(b)	(54,476,201)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	55,961,619		226,752,885	395,964,733		1,593,895,605

NET ASSETS
Total increase in net assets	200,938,542		505,947,757	1,635,923,592		4,286,881,647
Beginning of period	1,309,354,974		803,407,217	10,221,432,835		5,934,551,188

End of period	$1,510,293,516		$1,309,354,974	$11,857,356,427		$10,221,432,835

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	19

Statements of Changes in Net Assets (continued)

	iShares Russell Top 200 Value ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,786,567		$40,358,205
Net realized gain	36,029,776		60,591,305
Net change in unrealized appreciation (depreciation)	125,372,643		237,069,606

Net increase in net assets resulting from operations	185,188,986		338,019,116

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(23,663,117	)(b)	(40,150,011)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	906,757,895		286,589,409

NET ASSETS
Total increase in net assets	1,068,283,764		584,458,514
Beginning of period	2,141,616,311		1,557,157,797

End of period	$3,209,900,075		$2,141,616,311

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$127.12		$97.38	$107.99	$94.64	$61.54	$65.66

Net investment income(a)	0.75		1.47	1.42	1.26	1.23	1.28
Net realized and unrealized gain (loss)(b)	13.39		29.74	(10.59)	13.37	33.09	(3.94)

Net increase (decrease) from investment operations	14.14		31.21	(9.17)	14.63	34.32	(2.66)

Distributions from net investment income(c)	(0.77	)(d)	(1.47)	(1.44)	(1.28)	(1.22)	(1.46)

Net asset value, end of period	$140.49		$127.12	$97.38	$107.99	$94.64	$61.54

Total Return(e)
Based on net asset value	11.14	%(f)	32.29%	(8.41)%	15.48%	56.06%	(4.24)%

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.14	%(h)	1.34%	1.51%	1.20%	1.48%	1.82%

Supplemental Data
Net assets, end of period (000)	$1,510,294		$1,309,355	$803,407	$1,042,089	$865,920	$369,243

Portfolio turnover rate(i)	4%		4%	5%	4%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$195.25		$138.98	$158.56	$134.47	$84.14	$82.24

Net investment income(a)	0.50		1.10	1.14	0.89	0.93	1.04
Net realized and unrealized gain (loss)(b)	24.74		56.34	(19.62)	24.09	50.31	1.90

Net increase (decrease) from investment operations	25.24		57.44	(18.48)	24.98	51.24	2.94

Distributions from net investment income(c)	(0.50	)(d)	(1.17)	(1.10)	(0.89)	(0.91)	(1.04)

Net asset value, end of period	$219.99		$195.25	$138.98	$158.56	$134.47	$84.14

Total Return(e)
Based on net asset value	12.93	%(f)	41.48%	(11.60)%	18.58%	61.04%	3.55%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.48	%(h)	0.66%	0.87%	0.57%	0.77%	1.16%

Supplemental Data
Net assets, end of period (000)	$11,857,356		$10,221,433	$5,934,551	$4,820,372	$3,529,895	$1,678,603

Portfolio turnover rate(i)	15%		11%	12%	10%	11%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$76.35		$65.15	$69.61	$63.58	$44.04	$52.57

Net investment income(a)	0.78		1.55	1.40	1.30	1.26	1.40
Net realized and unrealized gain (loss)(b)	4.82		11.18	(4.52)	6.01	19.49	(8.38)

Net increase (decrease) from investment operations	5.60		12.73	(3.12)	7.31	20.75	(6.98)

Distributions from net investment income(c)	(0.69	)(d)	(1.53)	(1.34)	(1.28)	(1.21)	(1.55)

Net asset value, end of period	$81.26		$76.35	$65.15	$69.61	$63.58	$44.04

Total Return(e)
Based on net asset value	7.39	%(f)	19.82%	(4.37)%	11.56%	47.63%	(13.72)%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.04	%(h)	2.28%	2.17%	1.91%	2.31%	2.56%

Supplemental Data
Net assets, end of period (000)	$3,209,900		$2,141,616	$1,557,158	$1,287,723	$1,153,937	$389,726

Portfolio turnover rate(i)	17%		14%	18%	15%	17%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth(a)	Diversified
Russell Top 200 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Russell Top 200 Value
Jefferies LLC	$502,208	$(502,208)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or

26	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Russell Top 200	$651
Russell Top 200 Growth	10,171
Russell Top 200 Value	398

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Russell Top 200	$47,266,628	$37,032,939	$(5,396,667)
Russell Top 200 Growth	816,091,681	640,839,868	(6,281,411)
Russell Top 200 Value	365,080,056	123,699,644	(15,256,338)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$62,938,030	$63,283,171
Russell Top 200 Growth	1,629,971,576	1,933,975,176
Russell Top 200 Value	398,932,189	402,296,966

For the six months ended September 30, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$240,502,084	$184,534,402
Russell Top 200 Growth	2,099,477,627	1,705,425,420
Russell Top 200 Value	1,203,852,834	294,296,735

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
Russell Top 200	$(31,259,949)
Russell Top 200 Growth	(321,061,912)
Russell Top 200 Value	(85,807,431)

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$1,190,690,191	$351,089,573	$(31,999,340)	$319,090,233
Russell Top 200 Growth	8,755,013,380	2,850,188,499	(53,948,273)	2,796,240,226
Russell Top 200 Value	2,817,878,573	433,209,696	(42,580,150)	390,629,546

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that

28	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Russell Top 200
Shares sold	1,850,000	$240,972,154	3,650,000	$398,960,552
Shares redeemed	(1,400,000)	(185,010,535)	(1,600,000)	(172,207,667)

	450,000	$55,961,619	2,050,000	$226,752,885

Russell Top 200 Growth
Shares sold	10,150,000	$2,103,190,247	24,600,000	$4,159,076,206
Shares redeemed	(8,600,000)	(1,707,225,514)	(14,950,000)	(2,565,180,601)

	1,550,000	$395,964,733	9,650,000	$1,593,895,605

Russell Top 200 Value
Shares sold	15,450,000	$1,207,656,930	9,700,000	$658,415,263
Shares redeemed	(4,000,000)	(300,899,035)	(5,550,000)	(371,825,854)

	11,450,000	$906,757,895	4,150,000	$286,589,409

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	31

Board Review and Approval of Investment Advisory Contract

iShares Russell Top 200 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	33

Board Review and Approval of Investment Advisory Contract (continued)

iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the medianofthe investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	35

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

36	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

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iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•  iShares Russell 3000 ETF | IWV | NYSE Arca

•  iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

2

Schedule of Investments (unaudited) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
AAR Corp.(a)	9,432	$616,476
AeroVironment, Inc.(a)	6,899	1,383,250
AerSale Corp.(a)	7,467	37,708
Archer Aviation, Inc., Class A(a)(b)	76,533	231,895
Astronics Corp.(a)	7,747	150,912
Axon Enterprise, Inc.(a)	19,442	7,769,023
Boeing Co. (The)(a)	156,195	23,747,888
BWX Technologies, Inc.	25,337	2,754,132
Cadre Holdings, Inc.	6,741	255,821
Curtiss-Wright Corp.	10,096	3,318,454
Ducommun, Inc.(a)	2,627	172,935
General Dynamics Corp.	73,398	22,180,876
General Electric Co.	292,951	55,244,700
HEICO Corp.(b)	11,958	3,126,778
HEICO Corp., Class A	21,673	4,416,090
Hexcel Corp.	23,322	1,441,999
Howmet Aerospace, Inc.	108,887	10,915,922
Huntington Ingalls Industries, Inc.	10,871	2,874,075
Kratos Defense & Security Solutions, Inc.(a)	41,027	955,929
L3Harris Technologies, Inc.	51,091	12,153,016
Leonardo DRS, Inc.(a)	13,315	375,749
Loar Holdings, Inc.(a)(b)	2,784	207,659
Lockheed Martin Corp.	57,380	33,542,053
Mercury Systems, Inc.(a)	13,194	488,178
Moog, Inc., Class A	7,724	1,560,402
National Presto Industries, Inc.	2,253	169,290
Northrop Grumman Corp.	37,241	19,665,855
Park Aerospace Corp.	6,407	83,483
Rocket Lab U.S.A., Inc., Class A(a)(b)	101,960	992,071
RTX Corp.	358,650	43,454,034
Spirit AeroSystems Holdings, Inc., Class A(a)	32,658	1,061,712
Textron, Inc.	51,106	4,526,969
TransDigm Group, Inc.	14,631	20,880,339
Triumph Group, Inc.(a)	16,026	206,575
V2X, Inc.(a)	3,361	187,745
Virgin Galactic Holdings, Inc., Shares C(a)(b)	3,345	20,405
Woodward, Inc.	16,343	2,802,988

		283,973,386

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)(b)	15,931	257,923
CH Robinson Worldwide, Inc.	30,928	3,413,523
Expeditors International of Washington, Inc.	37,408	4,915,411
FedEx Corp.	60,851	16,653,702
Forward Air Corp.	7,373	261,004
GXO Logistics, Inc.(a)(b)	31,211	1,625,157
Hub Group, Inc., Class A	17,450	793,102
United Parcel Service, Inc., Class B	196,729	26,822,032

		54,741,854

Automobile Components — 0.1%
Adient PLC(a)(b)	24,993	564,092
American Axle & Manufacturing Holdings, Inc.(a)	30,315	187,347
Aptiv PLC(a)(b)	72,795	5,241,968
BorgWarner, Inc.	62,749	2,277,161
Cooper-Standard Holdings, Inc.(a)(b)	719	9,973
Dana, Inc.	34,295	362,155
Dorman Products, Inc.(a)	7,455	843,310
Fox Factory Holding Corp.(a)(b)	11,291	468,576
Gentex Corp.	63,099	1,873,409
Gentherm, Inc.(a)	8,510	396,141
Goodyear Tire & Rubber Co. (The)(a)	75,680	669,768

Security	Shares	Value

Automobile Components (continued)
LCI Industries	6,997	$843,418
Lear Corp.	16,026	1,749,238
Luminar Technologies, Inc., Class A(a)(b)	66,524	59,852
Modine Manufacturing Co.(a)(b)	14,343	1,904,607
Patrick Industries, Inc.	5,928	843,969
Phinia, Inc.	12,551	577,723
QuantumScape Corp., Class A(a)(b)	98,515	566,461
Solid Power, Inc., Class A(a)(b)	38,046	51,362
Standard Motor Products, Inc.	5,119	169,951
Stoneridge, Inc.(a)	6,876	76,942
Visteon Corp.(a)	7,026	669,156
XPEL, Inc.(a)	6,676	289,538

		20,696,117

Automobiles — 1.5%
Ford Motor Co.	1,059,027	11,183,325
General Motors Co.	301,698	13,528,138
Harley-Davidson, Inc.	32,010	1,233,345
Lucid Group, Inc.(a)(b)	242,002	854,267
Rivian Automotive, Inc., Class A(a)(b)	221,086	2,480,585
Tesla, Inc.(a)	747,981	195,694,269
Thor Industries, Inc.	13,403	1,472,856
Winnebago Industries, Inc.	7,871	457,384

		226,904,169

Banks — 3.6%
1st Source Corp.	4,063	243,292
ACNB Corp.	3,192	139,395
Amalgamated Financial Corp.	5,099	159,956
Amerant Bancorp, Inc., Class A	7,800	166,686
Ameris Bancorp	16,286	1,016,084
Arrow Financial Corp.	5,013	143,673
Associated Banc-Corp.	39,763	856,495
Atlantic Union Bankshares Corp.	23,799	896,508
Axos Financial, Inc.(a)	15,596	980,676
Banc of California, Inc.	34,052	501,586
BancFirst Corp.	6,004	631,921
Bancorp, Inc. (The)(a)(b)	11,772	629,802
Bank First Corp.	2,959	268,381
Bank of America Corp.	1,826,484	72,474,885
Bank of Hawaii Corp.	10,335	648,728
Bank of Marin Bancorp	4,528	90,968
Bank of NT Butterfield & Son Ltd. (The)	14,124	520,893
Bank OZK	29,671	1,275,556
BankUnited, Inc.	20,095	732,262
Banner Corp.	9,732	579,638
Bar Harbor Bankshares	4,836	149,142
BayCom Corp.	6,254	148,345
BCB Bancorp, Inc.	5,787	71,412
Berkshire Hills Bancorp, Inc.	11,818	318,259
Blue Foundry Bancorp(a)	8,912	91,348
BOK Financial Corp.	6,091	637,240
Bridgewater Bancshares, Inc.(a)	8,217	116,435
Brookline Bancorp, Inc.	17,954	181,156
Burke & Herbert Financial Services Corp.	3,943	240,484
Business First Bancshares, Inc.	6,577	168,832
Byline Bancorp, Inc.	7,398	198,044
Cadence Bank	38,190	1,216,351
California BanCorp(a)(b)	9,007	133,214
Camden National Corp.	3,742	154,619
Capital City Bank Group, Inc.	4,590	161,981
Capitol Federal Financial, Inc.	39,610	231,322
Carter Bankshares, Inc.(a)	8,356	145,311
Cathay General Bancorp	17,703	760,344

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Central Pacific Financial Corp.	8,258	$243,694
Citigroup, Inc.	515,765	32,286,889
Citizens & Northern Corp.	5,841	115,009
Citizens Financial Group, Inc.	121,462	4,988,444
Citizens Financial Services, Inc.	1,362	80,018
City Holding Co.	3,834	450,073
Civista Bancshares, Inc.	6,066	108,096
CNB Financial Corp.	5,097	122,634
Coastal Financial Corp.(a)	2,812	151,820
Colony Bankcorp, Inc.	2,341	36,332
Columbia Banking System, Inc.	54,814	1,431,194
Columbia Financial, Inc.(a)(b)	8,658	147,792
Comerica, Inc.	36,631	2,194,563
Commerce Bancshares, Inc.	32,034	1,902,820
Community Financial System, Inc.	14,122	820,065
Community Trust Bancorp, Inc.	3,868	192,085
Community West Bancshares	7,186	138,402
ConnectOne Bancorp, Inc.	10,492	262,825
CrossFirst Bankshares, Inc.(a)	12,928	215,768
Cullen/Frost Bankers, Inc.	16,282	1,821,305
Customers Bancorp, Inc.(a)	7,317	339,875
CVB Financial Corp.	34,616	616,857
Dime Community Bancshares, Inc.	9,511	273,917
Eagle Bancorp, Inc.	7,887	178,088
East West Bancorp, Inc.	37,505	3,103,164
Eastern Bankshares, Inc.	48,814	800,061
Enterprise Bancorp, Inc.	4,098	130,972
Enterprise Financial Services Corp.	9,410	482,357
Equity Bancshares, Inc., Class A	3,990	163,111
Esquire Financial Holdings, Inc.	2,277	148,483
Farmers & Merchants Bancorp, Inc.	4,376	120,996
Farmers National Banc Corp.	10,882	164,536
FB Financial Corp.	10,467	491,216
Fidelity D&D Bancorp, Inc.	2,339	115,406
Fifth Third Bancorp	181,852	7,790,540
Financial Institutions, Inc.	4,651	118,461
First Bancorp, Inc. (The)	3,809	100,253
First BanCorp/Puerto Rico	43,597	922,948
First Bancorp/Southern Pines NC	8,919	370,941
First Bancshares, Inc. (The)	9,235	296,721
First Bank	9,440	143,488
First Busey Corp.	14,063	365,919
First Business Financial Services, Inc.	3,332	151,906
First Citizens BancShares, Inc., Class A	3,215	5,918,654
First Commonwealth Financial Corp.	23,135	396,765
First Community Bankshares, Inc.	4,434	191,327
First Financial Bancorp	24,566	619,800
First Financial Bankshares, Inc.	34,668	1,283,063
First Financial Corp.	2,813	123,350
First Foundation, Inc.(b)	11,675	72,852
First Hawaiian, Inc.	35,593	823,978
First Horizon Corp.	149,958	2,328,848
First Interstate BancSystem, Inc., Class A	23,818	730,736
First Merchants Corp.	14,405	535,866
First Mid Bancshares, Inc.	6,985	271,786
First of Long Island Corp. (The)	6,644	85,508
Five Star Bancorp	3,943	117,225
Flushing Financial Corp.	7,611	110,968
FNB Corp.	94,498	1,333,367
FS Bancorp, Inc.	3,249	144,548
Fulton Financial Corp.	43,533	789,253
German American Bancorp, Inc.	6,531	253,076
Glacier Bancorp, Inc.	31,820	1,454,174

Security	Shares	Value

Banks (continued)
Great Southern Bancorp, Inc.	2,597	$148,834
Guaranty Bancshares, Inc.	3,142	108,022
Hancock Whitney Corp.	23,754	1,215,492
Hanmi Financial Corp.	8,508	158,249
HarborOne Bancorp, Inc.	17,165	222,802
HBT Financial, Inc.	5,158	112,857
Heartland Financial U.S.A., Inc.	12,739	722,301
Heritage Commerce Corp.	16,622	164,225
Heritage Financial Corp.	9,212	200,545
Hilltop Holdings, Inc.	13,890	446,702
Hingham Institution For Savings (The)(b)	471	114,599
Home Bancorp, Inc.	2,916	129,995
Home BancShares, Inc.	52,770	1,429,539
HomeStreet, Inc.	4,917	77,492
HomeTrust Bancshares, Inc.	5,466	186,281
Hope Bancorp, Inc.	29,353	368,674
Horizon Bancorp, Inc.	10,618	165,110
Huntington Bancshares, Inc.	386,010	5,674,347
Independent Bank Corp.	11,527	681,592
Independent Bank Corp.	5,194	173,220
Independent Bank Group, Inc.	9,401	542,062
International Bancshares Corp.	14,738	881,185
John Marshall Bancorp, Inc.	5,935	117,394
JPMorgan Chase & Co.	771,338	162,644,331
Kearny Financial Corp.	15,750	108,203
KeyCorp	246,212	4,124,051
Lakeland Financial Corp.	5,935	386,487
Live Oak Bancshares, Inc.	8,518	403,498
M&T Bank Corp.	45,072	8,028,225
Mercantile Bank Corp.	4,790	209,419
Metrocity Bankshares, Inc.	7,621	233,355
Metropolitan Bank Holding Corp.(a)	2,478	130,293
Mid Penn Bancorp, Inc.	5,633	168,032
Middlefield Banc Corp.	4,234	121,939
Midland States Bancorp, Inc.	6,259	140,076
MidWestOne Financial Group, Inc.	6,108	174,261
MVB Financial Corp.	5,626	108,919
National Bank Holdings Corp., Class A	8,169	343,915
NB Bancorp, Inc.(a)(b)	10,385	192,746
NBT Bancorp, Inc.	11,816	522,622
New York Community Bancorp, Inc.	63,241	710,196
Nicolet Bankshares, Inc.	3,287	314,336
Northeast Bank	2,869	221,286
Northeast Community Bancorp, Inc.	7,131	188,615
Northfield Bancorp, Inc.	12,331	143,040
Northrim BanCorp, Inc.	2,505	178,406
Northwest Bancshares, Inc.	26,773	358,223
NU Holdings Ltd., Class A(a)	855,108	11,672,224
OceanFirst Financial Corp.	15,264	283,758
OFG Bancorp	11,298	507,506
Old National Bancorp	84,217	1,571,489
Old Second Bancorp, Inc.	12,002	187,111
Orange County Bancorp, Inc.	2,535	152,911
Origin Bancorp, Inc.	7,061	227,082
Orrstown Financial Services, Inc.	6,540	235,178
Pacific Premier Bancorp, Inc.	22,786	573,296
Park National Corp.	3,584	602,040
Pathward Financial, Inc.	6,753	445,766
Peapack-Gladstone Financial Corp.	4,878	133,706
Peoples Bancorp, Inc.	9,705	292,023
Peoples Financial Services Corp.	3,260	152,829
Pinnacle Financial Partners, Inc.	20,385	1,997,118
PNC Financial Services Group, Inc. (The)	107,225	19,820,541

4	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Popular, Inc.	19,301	$1,935,311
Preferred Bank	2,434	195,329
Premier Financial Corp.	8,992	211,132
Primis Financial Corp.	9,785	119,181
Prosperity Bancshares, Inc.	24,866	1,792,093
Provident Financial Services, Inc.	36,608	679,444
QCR Holdings, Inc.	5,089	376,739
RBB Bancorp	4,915	113,143
Red River Bancshares, Inc.	2,074	107,848
Regions Financial Corp.	248,881	5,806,394
Renasant Corp.	16,209	526,792
Republic Bancorp, Inc., Class A	3,154	205,956
S&T Bancorp, Inc.	8,869	372,232
Sandy Spring Bancorp, Inc.	11,049	346,607
Seacoast Banking Corp. of Florida	16,955	451,851
ServisFirst Bancshares, Inc.	13,606	1,094,603
Shore Bancshares, Inc.	6,842	95,720
Sierra Bancorp	2,170	62,670
Simmons First National Corp., Class A	34,010	732,575
SmartFinancial, Inc.	6,465	188,390
South Plains Financial, Inc.	3,569	121,060
Southern First Bancshares, Inc.(a)	2,930	99,854
Southern Missouri Bancorp, Inc.	2,574	145,405
Southside Bancshares, Inc.	9,256	309,428
SouthState Corp.	21,098	2,050,304
Stellar Bancorp, Inc.	13,685	354,305
Stock Yards Bancorp, Inc.	7,637	473,418
Synovus Financial Corp.	37,766	1,679,454
Texas Capital Bancshares, Inc.(a)	13,117	937,341
Third Coast Bancshares, Inc.(a)	1,139	30,491
Timberland Bancorp, Inc.	3,824	115,714
Tompkins Financial Corp.	3,442	198,913
Towne Bank	17,093	565,095
TriCo Bancshares	7,327	312,497
Triumph Financial, Inc.(a)	5,850	465,309
Truist Financial Corp.	358,408	15,329,110
TrustCo Bank Corp.	5,288	174,874
Trustmark Corp.	16,710	531,712
U.S. Bancorp	420,179	19,214,786
UMB Financial Corp.	11,260	1,183,539
United Bankshares, Inc.	36,262	1,345,320
United Community Banks, Inc.	25,283	735,230
Univest Financial Corp.	7,233	203,537
Valley National Bancorp	113,192	1,025,520
Veritex Holdings, Inc.	12,013	316,182
WaFd, Inc.	16,945	590,533
Washington Trust Bancorp, Inc.	3,612	116,343
Webster Financial Corp.	46,948	2,188,246
Wells Fargo & Co.	944,617	53,361,414
WesBanco, Inc.	17,015	506,707
West BanCorp, Inc.	5,766	109,612
Westamerica BanCorp	7,723	381,671
Western Alliance Bancorp	28,429	2,458,824
Wintrust Financial Corp.	18,426	1,999,774
WSFS Financial Corp.	15,922	811,863
Zions Bancorp N.A.	39,813	1,879,970

		531,554,348

Beverages — 1.2%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,432	703,188
Brown-Forman Corp., Class A	14,235	684,419
Brown-Forman Corp., Class B, NVS	46,023	2,264,332
Celsius Holdings, Inc.(a)	47,312	1,483,704

Security	Shares	Value

Beverages (continued)
Coca-Cola Co. (The)	1,044,748	$75,075,591
Coca-Cola Consolidated, Inc.	1,582	2,082,545
Constellation Brands, Inc., Class A	42,636	10,986,871
Duckhorn Portfolio, Inc. (The)(a)	15,754	91,531
Keurig Dr. Pepper, Inc.	284,924	10,678,952
MGP Ingredients, Inc.(b)	3,891	323,926
Molson Coors Beverage Co., Class B	46,673	2,684,631
Monster Beverage Corp.(a)	193,184	10,078,409
National Beverage Corp.	6,766	317,596
PepsiCo, Inc.	369,993	62,917,310
Primo Water Corp.	45,096	1,138,674
Vita Coco Co., Inc. (The)(a)(b)	11,921	337,483

		181,849,162

Biotechnology — 2.3%
2seventy bio, Inc.(a)	19,421	91,667
4D Molecular Therapeutics, Inc.(a)	12,533	135,482
89bio, Inc.(a)	16,345	120,953
AbbVie, Inc.	476,805	94,159,451
ABSCI CORP(a)(b)	35,028	133,807
ACADIA Pharmaceuticals, Inc.(a)	34,756	534,547
ACELYRIN, Inc.(a)	10,911	53,791
ADC Therapeutics SA(a)	47,145	148,507
ADMA Biologics, Inc.(a)	65,006	1,299,470
Aerovate Therapeutics, Inc.(a)	4,652	9,723
Agenus, Inc.(a)(b)	3,102	16,999
Agios Pharmaceuticals, Inc.(a)	16,356	726,697
Akebia Therapeutics, Inc.(a)(b)	109,692	144,793
Akero Therapeutics, Inc.(a)	20,372	584,473
Aldeyra Therapeutics, Inc.(a)(b)	14,750	79,503
Alector, Inc.(a)	16,256	75,753
Alkermes PLC(a)(b)	42,728	1,195,957
Allogene Therapeutics, Inc.(a)(b)	25,010	70,028
Alnylam Pharmaceuticals, Inc.(a)	34,218	9,410,977
Altimmune, Inc.(a)(b)	23,037	141,447
ALX Oncology Holdings, Inc.(a)	9,214	16,769
Amgen, Inc.	144,322	46,501,992
Amicus Therapeutics, Inc.(a)	80,804	862,987
AnaptysBio, Inc.(a)	7,306	244,751
Anavex Life Sciences Corp.(a)(b)	19,387	110,118
Anika Therapeutics, Inc.(a)	6,040	149,188
Annexon, Inc.(a)	23,371	138,356
Apellis Pharmaceuticals, Inc.(a)(b)	26,599	767,115
Apogee Therapeutics, Inc.(a)	11,071	650,311
Applied Therapeutics, Inc.(a)	31,666	269,161
Arbutus Biopharma Corp.(a)	48,723	187,584
Arcellx, Inc.(a)(b)	10,927	912,514
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,828	204,898
Arcus Biosciences, Inc.(a)	12,142	185,651
Arcutis Biotherapeutics, Inc.(a)(b)	24,841	231,021
Ardelyx, Inc.(a)(b)	56,320	388,045
ArriVent Biopharma, Inc.(a)(b)	7,545	177,307
Arrowhead Pharmaceuticals, Inc.(a)	30,950	599,501
ARS Pharmaceuticals, Inc.(a)(b)	17,482	253,489
Astria Therapeutics, Inc.(a)(b)	11,371	125,195
Aura Biosciences, Inc.(a)	8,750	77,963
Aurinia Pharmaceuticals, Inc.(a)(b)	37,907	277,858
Avid Bioservices, Inc.(a)(b)	16,824	191,457
Avidity Biosciences, Inc.(a)(b)	28,834	1,324,346
Avita Medical, Inc.(a)(b)	7,179	76,959
Beam Therapeutics, Inc.(a)(b)	21,349	523,050
BioCryst Pharmaceuticals, Inc.(a)	64,713	491,819
Biogen, Inc.(a)	39,485	7,653,772

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Biohaven Ltd.(a)(b)	19,452	$972,016
BioMarin Pharmaceutical, Inc.(a)	50,140	3,524,341
Biomea Fusion, Inc.(a)(b)	5,256	53,086
Bluebird Bio, Inc.(a)(b)	17,400	9,039
Blueprint Medicines Corp.(a)	16,995	1,572,037
Bridgebio Pharma, Inc.(a)	38,507	980,388
C4 Therapeutics, Inc.(a)(b)	21,185	120,754
Cabaletta Bio, Inc.(a)	9,462	44,661
CareDx, Inc.(a)	12,953	404,457
Cargo Therapeutics, Inc.(a)(b)	11,792	217,562
Caribou Biosciences, Inc.(a)(b)	18,021	35,321
Catalyst Pharmaceuticals, Inc.(a)	32,651	649,102
Celcuity, Inc.(a)	7,945	118,460
Celldex Therapeutics, Inc.(a)	16,630	565,254
Century Therapeutics, Inc.(a)	10,273	17,567
CG oncology, Inc.(a)	12,701	479,209
Cogent Biosciences, Inc.(a)(b)	24,872	268,618
Coherus Biosciences, Inc.(a)(b)	16,670	17,337
Compass Therapeutics, Inc.(a)(b)	33,502	61,644
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	3,244	66,924
Crinetics Pharmaceuticals, Inc.(a)	20,745	1,060,069
Cullinan Therapeutics, Inc.(a)	16,661	278,905
Cytokinetics, Inc.(a)	29,782	1,572,490
Day One Biopharmaceuticals, Inc.(a)	18,330	255,337
Denali Therapeutics, Inc.(a)	32,493	946,521
Design Therapeutics, Inc.(a)	8,954	48,173
Dianthus Therapeutics, Inc.(a)(b)	6,373	174,493
Disc Medicine, Inc.(a)(b)	5,381	264,422
Dynavax Technologies Corp.(a)(b)	37,546	418,262
Dyne Therapeutics, Inc.(a)	21,512	772,711
Editas Medicine, Inc.(a)(b)	18,810	64,142
Enanta Pharmaceuticals, Inc.(a)	4,859	50,339
Entrada Therapeutics, Inc.(a)(b)	7,514	120,074
Erasca, Inc.(a)(b)	67,963	185,539
Exact Sciences Corp.(a)(b)	48,594	3,310,223
Exelixis, Inc.(a)	76,904	1,995,659
Fate Therapeutics, Inc.(a)(b)	20,397	71,390
Generation Bio Co.(a)	21,119	52,164
Geron Corp.(a)(b)	166,160	754,366
Gilead Sciences, Inc.	336,582	28,219,035
GRAIL, Inc.(a)(b)	7,096	97,641
Halozyme Therapeutics, Inc.(a)	33,267	1,904,203
Heron Therapeutics, Inc.(a)(b)	28,502	56,719
HilleVax, Inc.(a)(b)	5,855	10,305
Humacyte, Inc.(a)(b)	24,600	133,824
Ideaya Biosciences, Inc.(a)(b)	21,856	692,398
IGM Biosciences, Inc.(a)(b)	5,408	89,448
ImmunityBio, Inc.(a)(b)	48,009	178,593
Immunome, Inc.(a)	13,706	200,382
Immunovant, Inc.(a)(b)	16,240	463,002
Incyte Corp.(a)	42,910	2,836,351
Inhibrx Biosciences, Inc.(a)	1,923	30,114
Inovio Pharmaceuticals, Inc.(a)(b)	14,125	81,642
Inozyme Pharma, Inc.(a)	23,860	124,788
Insmed, Inc.(a)(b)	41,894	3,058,262
Intellia Therapeutics, Inc.(a)	23,403	480,932
Ionis Pharmaceuticals, Inc.(a)(b)	42,124	1,687,487
Iovance Biotherapeutics, Inc.(a)(b)	63,857	599,617
Ironwood Pharmaceuticals, Inc., Class A(a)	40,587	167,218
iTeos Therapeutics, Inc.(a)(b)	6,641	67,805
Janux Therapeutics, Inc.(a)	9,276	421,409
KalVista Pharmaceuticals, Inc.(a)(b)	6,526	75,571
Keros Therapeutics, Inc.(a)(b)	6,999	406,432

Security	Shares	Value

Biotechnology (continued)
Kiniksa Pharmaceuticals International PLC(a)	11,590	$289,634
Kodiak Sciences, Inc.(a)	14,200	37,062
Korro Bio, Inc.(a)(b)	3,252	108,682
Krystal Biotech, Inc.(a)(b)	6,672	1,214,504
Kura Oncology, Inc.(a)	16,773	327,744
Kymera Therapeutics, Inc.(a)(b)	13,017	616,095
Larimar Therapeutics, Inc.(a)	17,006	111,389
LENZ Therapeutics, Inc.(b)	5,752	136,552
Lexicon Pharmaceuticals, Inc.(a)(b)	35,171	55,218
Lyell Immunopharma, Inc.(a)	41,146	56,781
MacroGenics, Inc.(a)	16,426	54,042
Madrigal Pharmaceuticals, Inc.(a)	4,679	992,977
MannKind Corp.(a)	82,320	517,793
MeiraGTx Holdings PLC(a)	17,245	71,912
Mersana Therapeutics, Inc.(a)	22,396	42,328
MiMedx Group, Inc.(a)	33,606	198,611
Mineralys Therapeutics, Inc.(a)(b)	6,255	75,748
Mirum Pharmaceuticals, Inc.(a)	10,463	408,057
Moderna, Inc.(a)(b)	86,843	5,803,718
Monte Rosa Therapeutics, Inc.(a)(b)	14,260	75,578
Myriad Genetics, Inc.(a)	22,876	626,574
Natera, Inc.(a)	29,885	3,793,901
Neurocrine Biosciences, Inc.(a)	26,432	3,045,495
Neurogene, Inc.(a)(b)	4,411	185,086
Nkarta, Inc.(a)	8,773	39,654
Novavax, Inc.(a)(b)	41,180	520,103
Nurix Therapeutics, Inc.(a)(b)	17,557	394,506
Nuvalent, Inc., Class A(a)(b)	9,522	974,101
Ocugen, Inc.(a)(b)	110,344	109,483
Olema Pharmaceuticals, Inc.(a)	11,850	141,489
Organogenesis Holdings, Inc., Class A(a)(b)	31,200	89,232
ORIC Pharmaceuticals, Inc.(a)(b)	17,309	177,417
Outlook Therapeutics, Inc.(a)(b)	3,236	17,280
PepGen, Inc.(a)	7,447	63,672
Perspective Therapeutics, Inc.(a)(b)	14,855	198,314
Praxis Precision Medicines, Inc.(a)(b)	4,598	264,569
Precigen, Inc.(a)	60,837	57,619
Prime Medicine, Inc.(a)(b)	10,452	40,449
ProKidney Corp., Class A(a)(b)	16,316	31,327
Protagonist Therapeutics, Inc.(a)	15,915	716,175
Prothena Corp. PLC(a)	10,824	181,086
PTC Therapeutics, Inc.(a)	19,942	739,848
Q32 Bio, Inc.(a)(b)	3,150	140,553
RAPT Therapeutics, Inc.(a)(b)	5,488	11,031
Recursion Pharmaceuticals, Inc., Class A(a)(b)	55,120	363,241
Regeneron Pharmaceuticals, Inc.(a)	28,214	29,659,685
REGENXBIO, Inc.(a)	9,324	97,809
Relay Therapeutics, Inc.(a)(b)	20,097	142,287
Replimune Group, Inc.(a)(b)	10,357	113,513
REVOLUTION Medicines, Inc.(a)	39,577	1,794,817
Rhythm Pharmaceuticals, Inc.(a)(b)	13,585	711,718
Rigel Pharmaceuticals, Inc.(a)	6,413	103,762
Rocket Pharmaceuticals, Inc.(a)	18,782	346,904
Roivant Sciences Ltd.(a)	114,780	1,324,561
Sage Therapeutics, Inc.(a)	13,619	98,329
Sana Biotechnology, Inc.(a)(b)	49,115	204,318
Sarepta Therapeutics, Inc.(a)(b)	25,030	3,125,997
Savara, Inc.(a)(b)	42,192	178,894
Scholar Rock Holding Corp.(a)(b)	12,506	100,173
Soleno Therapeutics, Inc.(a)(b)	5,868	296,275
SpringWorks Therapeutics, Inc.(a)	18,977	608,023
Spyre Therapeutics, Inc.(a)(b)	9,232	271,513
Stoke Therapeutics, Inc.(a)	7,813	96,022

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Summit Therapeutics, Inc.(a)(b)	23,443	$513,402
Sutro Biopharma, Inc.(a)	22,612	78,238
Syndax Pharmaceuticals, Inc.(a)	19,749	380,168
Tango Therapeutics, Inc.(a)	13,009	100,169
Taysha Gene Therapies, Inc.(a)	69,235	139,162
Tenaya Therapeutics, Inc.(a)	15,878	30,645
TG Therapeutics, Inc.(a)(b)	35,917	840,099
Tourmaline Bio, Inc.	10,053	258,463
Travere Therapeutics, Inc.(a)(b)	16,964	237,326
TScan Therapeutics, Inc.(a)	20,716	103,166
Twist Bioscience Corp.(a)	15,181	685,878
Tyra Biosciences, Inc.(a)	6,536	153,661
Ultragenyx Pharmaceutical, Inc.(a)	25,222	1,401,082
United Therapeutics Corp.(a)	11,569	4,145,751
UroGen Pharma Ltd.(a)(b)	9,501	120,663
Vanda Pharmaceuticals, Inc.(a)	14,951	70,120
Vaxcyte, Inc.(a)	31,908	3,646,127
Vera Therapeutics, Inc., Class A(a)	10,733	474,399
Veracyte, Inc.(a)	23,675	805,897
Vericel Corp.(a)	11,677	493,353
Vertex Pharmaceuticals, Inc.(a)	69,498	32,322,130
Verve Therapeutics, Inc.(a)(b)	12,523	60,611
Viking Therapeutics, Inc.(a)(b)	27,531	1,742,988
Vir Biotechnology, Inc.(a)	20,218	151,433
Viridian Therapeutics, Inc.(a)(b)	19,165	436,004
Voyager Therapeutics, Inc.(a)	9,013	52,726
X4 Pharmaceuticals, Inc.(a)(b)	55,558	37,185
Xencor, Inc.(a)	15,026	302,173
Y-mAbs Therapeutics, Inc.(a)	9,177	120,678
Zentalis Pharmaceuticals, Inc.(a)	14,121	51,965
Zymeworks, Inc.(a)(b)	14,106	177,030

		350,907,358

Broadline Retail — 3.3%
Amazon.com, Inc.(a)	2,500,144	465,851,832
Coupang, Inc., Class A(a)	311,222	7,640,500
Dillard’s, Inc., Class A(b)	1,055	404,793
eBay, Inc.	136,000	8,854,960
Etsy, Inc.(a)	30,810	1,710,879
Kohl’s Corp.	29,493	622,302
Macy’s, Inc.	74,216	1,164,449
Nordstrom, Inc.	29,224	657,248
Ollie’s Bargain Outlet Holdings, Inc.(a)	17,096	1,661,731
Savers Value Village, Inc.(a)(b)	6,895	72,536

		488,641,230

Building Products — 0.8%
A. O. Smith Corp.	32,009	2,875,368
AAON, Inc.	17,659	1,904,347
Advanced Drainage Systems, Inc.	19,261	3,027,059
Allegion PLC	23,223	3,384,520
American Woodmark Corp.(a)	4,791	447,719
Apogee Enterprises, Inc.	7,013	491,015
Armstrong World Industries, Inc.	12,194	1,602,657
AZEK Co., Inc. (The), Class A(a)	39,845	1,864,746
AZZ, Inc.	6,773	559,517
Builders FirstSource, Inc.(a)	32,469	6,294,440
Carlisle Cos., Inc.	12,421	5,586,345
Carrier Global Corp.	225,436	18,145,344
CSW Industrials, Inc.(b)	4,427	1,622,008
Fortune Brands Innovations, Inc.	32,864	2,942,314
Gibraltar Industries, Inc.(a)	8,183	572,237
Griffon Corp.	11,171	781,970
Hayward Holdings, Inc.(a)	38,046	583,626

Security	Shares	Value

Building Products (continued)
Insteel Industries, Inc.	4,316	$134,184
Janus International Group, Inc.(a)(b)	37,833	382,492
JELD-WEN Holding, Inc.(a)(b)	21,900	346,239
Johnson Controls International PLC	180,151	13,981,519
Lennox International, Inc.	8,495	5,133,444
Masco Corp.	59,125	4,962,952
Masterbrand, Inc.(a)	34,378	637,368
Owens Corning	23,100	4,077,612
Quanex Building Products Corp.	11,808	327,672
Resideo Technologies, Inc.(a)	38,077	766,871
Simpson Manufacturing Co., Inc.	11,682	2,234,416
Tecnoglass, Inc.	5,986	410,999
Trane Technologies PLC	60,897	23,672,491
Trex Co., Inc.(a)	28,677	1,909,315
UFP Industries, Inc.	16,427	2,155,387
Zurn Elkay Water Solutions Corp.(b)	39,156	1,407,267

		115,225,460

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	8,412	1,495,654
Ameriprise Financial, Inc.	27,067	12,716,347
Ares Management Corp., Class A	49,387	7,696,470
Artisan Partners Asset Management, Inc., Class A	14,871	644,212
B Riley Financial, Inc.(b)	5,806	30,481
Bank of New York Mellon Corp. (The)	198,811	14,286,558
BGC Group, Inc., Class A	87,698	805,068
BlackRock, Inc.(c)	39,698	37,693,648
Blackstone, Inc., Class A, NVS	190,515	29,173,562
Blue Owl Capital, Inc., Class A	134,799	2,609,709
Brightsphere Investment Group, Inc.	8,582	217,983
Carlyle Group, Inc. (The)	57,590	2,479,825
Cboe Global Markets, Inc.	28,621	5,863,584
Charles Schwab Corp. (The)	402,097	26,059,907
CME Group, Inc., Class A	97,043	21,412,538
Cohen & Steers, Inc.	8,002	767,792
Coinbase Global, Inc., Class A(a)	53,039	9,449,959
Diamond Hill Investment Group, Inc., Class A	691	111,673
Donnelley Financial Solutions, Inc.(a)	6,487	427,039
Evercore, Inc., Class A	9,563	2,422,690
FactSet Research Systems, Inc.	10,362	4,764,966
Forge Global Holdings, Inc.(a)	46,860	61,387
Franklin Resources, Inc.	80,874	1,629,611
GCM Grosvenor, Inc., Class A	13,099	148,281
Goldman Sachs Group, Inc. (The)	84,769	41,969,980
Hamilton Lane, Inc., Class A(b)	10,393	1,750,077
Houlihan Lokey, Inc., Class A	13,915	2,198,848
Interactive Brokers Group, Inc., Class A	28,140	3,921,590
Intercontinental Exchange, Inc.	152,792	24,544,507
Invesco Ltd.	100,716	1,768,573
Janus Henderson Group PLC	34,871	1,327,539
Jefferies Financial Group, Inc.	47,742	2,938,520
KKR & Co., Inc., Class A	181,039	23,640,073
Lazard, Inc.	29,191	1,470,643
LPL Financial Holdings, Inc.	20,313	4,725,413
MarketAxess Holdings, Inc.	10,053	2,575,579
Moelis & Co., Class A	16,331	1,118,837
Moody’s Corp.	42,411	20,127,836
Morgan Stanley	312,096	32,532,887
Morningstar, Inc.	7,270	2,320,002
MSCI, Inc., Class A	20,756	12,099,295
Nasdaq, Inc.	110,673	8,080,236
Northern Trust Corp.	54,004	4,861,980

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Open Lending Corp.(a)(b)	27,050	$165,546
P10, Inc., Class A	9,863	105,633
Patria Investments Ltd., Class A	14,387	160,703
Perella Weinberg Partners, Class A	16,101	310,910
Piper Sandler Cos	4,473	1,269,482
PJT Partners, Inc., Class A	6,324	843,242
Raymond James Financial, Inc.	50,750	6,214,845
Robinhood Markets, Inc., Class A(a)	178,442	4,179,112
S&P Global, Inc.	84,405	43,605,311
SEI Investments Co.	27,049	1,871,520
State Street Corp.	81,224	7,185,887
StepStone Group, Inc., Class A	15,177	862,509
Stifel Financial Corp.	26,102	2,450,978
StoneX Group, Inc.(a)	7,990	654,221
T Rowe Price Group, Inc.	59,644	6,497,021
TPG, Inc., Class A	23,025	1,325,319
Tradeweb Markets, Inc., Class A(b)	30,608	3,785,291
Victory Capital Holdings, Inc., Class A	10,968	607,627
Virtu Financial, Inc., Class A	21,871	666,191
Virtus Investment Partners, Inc.	1,761	368,841
WisdomTree, Inc.	40,310	402,697
XP, Inc., Class A	109,614	1,966,475

		462,440,720

Chemicals — 1.5%
AdvanSix, Inc.	7,922	240,670
Air Products & Chemicals, Inc.	59,589	17,742,029
Albemarle Corp.	31,121	2,947,470
American Vanguard Corp.	8,872	47,022
Arcadium Lithium PLC(a)	269,659	768,528
Ashland, Inc.	13,780	1,198,447
Aspen Aerogels, Inc.(a)(b)	15,847	438,803
Avient Corp.	23,160	1,165,411
Axalta Coating Systems Ltd.(a)	61,063	2,209,870
Balchem Corp.	8,204	1,443,904
Cabot Corp.	14,200	1,587,134
Celanese Corp., Class A	29,924	4,068,467
CF Industries Holdings, Inc.	48,519	4,162,930
Chemours Co. (The)	38,486	782,036
Core Molding Technologies, Inc.(a)	4,145	71,335
Corteva, Inc.	188,030	11,054,284
Dow, Inc.	189,809	10,369,266
DuPont de Nemours, Inc.	112,379	10,014,093
Eastman Chemical Co.	31,991	3,581,392
Ecolab, Inc.	67,294	17,182,177
Ecovyst, Inc.(a)(b)	25,798	176,716
Element Solutions, Inc.	59,272	1,609,828
FMC Corp.	33,214	2,190,131
Hawkins, Inc.	4,506	574,380
HB Fuller Co.	15,168	1,204,036
Huntsman Corp.	45,352	1,097,518
Ingevity Corp.(a)	9,786	381,654
Innospec, Inc.	6,549	740,626
International Flavors & Fragrances, Inc.	68,790	7,218,135
Intrepid Potash, Inc.(a)	2,909	69,816
Koppers Holdings, Inc.	5,236	191,271
Linde PLC	129,303	61,659,429
LSB Industries, Inc.(a)	19,596	157,552
LyondellBasell Industries NV, Class A	69,863	6,699,862
Mativ Holdings, Inc.	14,012	238,064
Minerals Technologies, Inc.	8,131	627,957
Mosaic Co. (The)	88,273	2,363,951
NewMarket Corp.	1,780	982,364

Security	Shares	Value

Chemicals (continued)
Olin Corp.	33,630	$1,613,567
Orion SA	16,084	286,456
Perimeter Solutions SA(a)	38,726	520,865
PPG Industries, Inc.	62,919	8,334,251
PureCycle Technologies, Inc.(a)(b)	27,897	265,022
Quaker Chemical Corp.	3,570	601,509
Rayonier Advanced Materials, Inc.(a)	16,322	139,716
RPM International, Inc.	33,668	4,073,828
Scotts Miracle-Gro Co. (The)	10,792	935,666
Sensient Technologies Corp.	11,486	921,407
Sherwin-Williams Co. (The)	63,039	24,060,095
Stepan Co.	6,142	474,469
Tronox Holdings PLC	34,220	500,639
Westlake Corp.	9,099	1,367,489

		223,353,537

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	17,637	930,528
ACCO Brands Corp.	27,951	152,892
ACV Auctions, Inc., Class A(a)	41,609	845,911
Aris Water Solutions, Inc., Class A	6,532	110,195
BrightView Holdings, Inc.(a)	14,011	220,533
Brink’s Co. (The)	11,728	1,356,226
Casella Waste Systems, Inc., Class A(a)	16,032	1,595,024
CECO Environmental Corp.(a)(b)	8,495	239,559
Cimpress PLC(a)(b)	4,479	366,920
Cintas Corp.	92,937	19,133,870
Clean Harbors, Inc.(a)	13,569	3,279,763
Copart, Inc.(a)	235,247	12,326,943
CoreCivic, Inc.(a)	30,750	388,988
Deluxe Corp.	10,958	213,571
Driven Brands Holdings, Inc.(a)	17,077	243,689
Ennis, Inc.	6,551	159,320
Enviri Corp.(a)	22,623	233,922
GEO Group, Inc. (The)(a)	33,336	428,368
Healthcare Services Group, Inc.(a)	20,349	227,298
HNI Corp.	12,989	699,328
Interface, Inc., Class A	14,517	275,388
Liquidity Services, Inc.(a)	6,789	154,789
Matthews International Corp., Class A	7,969	184,881
MillerKnoll, Inc.	21,162	523,971
Montrose Environmental Group, Inc.(a)(b)	9,034	237,594
MSA Safety, Inc.	9,693	1,718,957
OPENLANE, Inc.(a)	28,673	484,000
RB Global, Inc.(b)	48,458	3,900,384
Republic Services, Inc.	55,160	11,078,334
Rollins, Inc.	75,080	3,797,546
Steelcase, Inc., Class A	25,394	342,565
Stericycle, Inc.(a)	24,189	1,475,529
Tetra Tech, Inc.	71,590	3,376,184
UniFirst Corp.	4,141	822,610
Veralto Corp.	66,359	7,422,918
Vestis Corp.	40,686	606,221
Viad Corp.(a)	5,068	181,586
VSE Corp.(b)	4,639	383,784
Waste Management, Inc.	107,753	22,369,523

		102,489,612

Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	18,618	110,405
Applied Optoelectronics, Inc.(a)	11,884	170,060
Arista Networks, Inc.(a)	69,255	26,581,454
Aviat Networks, Inc.(a)	3,560	77,003
Calix, Inc.(a)	14,614	566,877

8	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ciena Corp.(a)	40,260	$2,479,613
Cisco Systems, Inc.	1,090,099	58,015,069
Clearfield, Inc.(a)	3,427	133,516
CommScope Holding Co., Inc.(a)	52,247	319,229
Digi International, Inc.(a)(b)	8,712	239,841
Extreme Networks, Inc.(a)	35,345	531,235
F5, Inc.(a)	15,824	3,484,445
Harmonic, Inc.(a)	32,303	470,655
Infinera Corp.(a)(b)	53,341	360,052
Juniper Networks, Inc.	88,311	3,442,363
Lumentum Holdings, Inc.(a)	19,132	1,212,586
Motorola Solutions, Inc.	44,151	19,851,614
NETGEAR, Inc.(a)	8,808	176,689
NetScout Systems, Inc.(a)	16,658	362,312
Ribbon Communications, Inc.(a)	23,585	76,651
Ubiquiti, Inc.	1,064	235,910
Viasat, Inc.(a)(b)	31,334	374,128
Viavi Solutions, Inc.(a)	64,268	579,697

		119,851,404

Construction & Engineering — 0.3%
AECOM	35,867	3,703,985
Ameresco, Inc., Class A(a)(b)	8,041	305,076
API Group Corp.(a)	61,100	2,017,522
Arcosa, Inc.	12,871	1,219,656
Argan, Inc.	3,865	392,027
Bowman Consulting Group Ltd.(a)(b)	3,355	80,788
Comfort Systems U.S.A., Inc.	9,576	3,737,992
Construction Partners, Inc., Class A(a)(b)	11,790	822,942
Dycom Industries, Inc.(a)	7,209	1,420,894
EMCOR Group, Inc.	12,597	5,423,386
Fluor Corp.(a)	45,529	2,172,189
Granite Construction, Inc.	11,122	881,752
Great Lakes Dredge & Dock Corp.(a)	14,804	155,886
IES Holdings, Inc.(a)(b)	2,702	539,373
Limbach Holdings, Inc.(a)(b)	3,660	277,282
MasTec, Inc.(a)	16,865	2,076,081
MDU Resources Group, Inc.	52,465	1,438,066
MYR Group, Inc.(a)	4,098	418,939
Northwest Pipe Co.(a)	4,024	181,603
Primoris Services Corp.	15,706	912,204
Quanta Services, Inc.	39,201	11,687,778
Sterling Infrastructure, Inc.(a)	8,300	1,203,666
Tutor Perini Corp.(a)	13,340	362,314
Valmont Industries, Inc.	5,543	1,607,193
WillScot Holdings Corp.(a)	49,562	1,863,531

		44,902,125

Construction Materials — 0.3%
CRH PLC	184,647	17,124,163
Eagle Materials, Inc.	9,065	2,607,547
Knife River Corp.(a)	15,378	1,374,639
Martin Marietta Materials, Inc.	16,446	8,852,060
Summit Materials, Inc., Class A(a)	32,641	1,273,978
United States Lime & Minerals, Inc.	3,447	336,634
Vulcan Materials Co.	35,586	8,911,802

		40,480,823

Consumer Finance — 0.6%
Ally Financial, Inc.	72,145	2,567,641
American Express Co.	150,937	40,934,114
Bread Financial Holdings, Inc.	12,814	609,690
Capital One Financial Corp.	102,112	15,289,230
Credit Acceptance Corp.(a)(b)	1,835	813,676
Discover Financial Services	67,560	9,477,992

Security	Shares	Value

Consumer Finance (continued)
Encore Capital Group, Inc.(a)(b)	6,551	$309,666
Enova International, Inc.(a)	7,286	610,494
FirstCash Holdings, Inc.	9,811	1,126,303
Green Dot Corp., Class A(a)	14,236	166,704
LendingClub Corp.(a)	25,877	295,774
LendingTree, Inc.(a)	3,892	225,853
Moneylion, Inc., Class A(a)	2,270	94,318
Navient Corp.	25,489	397,373
Nelnet, Inc., Class A	3,260	369,293
NerdWallet, Inc., Class A(a)	5,937	75,459
OneMain Holdings, Inc.	29,682	1,397,132
PRA Group, Inc.(a)	9,619	215,081
PROG Holdings, Inc.	10,719	519,764
Regional Management Corp.	3,405	111,378
SLM Corp.	58,367	1,334,853
SoFi Technologies, Inc.(a)(b)	282,717	2,222,156
Synchrony Financial	105,490	5,261,841
Upstart Holdings, Inc.(a)(b)	20,300	812,203
World Acceptance Corp.(a)	990	116,800

		85,354,788

Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	111,114	2,053,387
Andersons, Inc. (The)	9,891	495,935
BJ’s Wholesale Club Holdings, Inc.(a)(b)	35,255	2,907,832
Casey’s General Stores, Inc.	10,045	3,774,007
Chefs’ Warehouse, Inc. (The)(a)(b)	7,626	320,368
Costco Wholesale Corp.	119,312	105,772,474
Dollar General Corp.	59,420	5,025,150
Dollar Tree, Inc.(a)	55,237	3,884,266
Grocery Outlet Holding Corp.(a)	26,352	462,478
Ingles Markets, Inc., Class A	4,257	317,572
Kroger Co. (The)	179,054	10,259,794
Maplebear, Inc.(a)(b)	46,227	1,883,288
Performance Food Group Co.(a)	42,003	3,291,775
PriceSmart, Inc.	7,402	679,356
SpartanNash Co.	9,065	203,147
Sprouts Farmers Market, Inc.(a)	26,535	2,929,729
Sysco Corp.	134,538	10,502,036
Target Corp.	124,593	19,419,065
U.S. Foods Holding Corp.(a)	60,509	3,721,304
United Natural Foods, Inc.(a)	14,193	238,726
Walgreens Boots Alliance, Inc.	192,518	1,724,961
Walmart, Inc.	1,168,055	94,320,441
Weis Markets, Inc.	4,766	328,520

		274,515,611

Containers & Packaging — 0.3%
Amcor PLC	390,764	4,427,356
AptarGroup, Inc.	17,467	2,798,039
Ardagh Metal Packaging SA	41,863	157,823
Avery Dennison Corp.	21,770	4,805,945
Ball Corp.	83,149	5,646,648
Berry Global Group, Inc.	30,817	2,094,940
Crown Holdings, Inc.	31,415	3,012,070
Graphic Packaging Holding Co.	78,264	2,315,832
Greif, Inc., Class A, NVS	6,359	398,455
Greif, Inc., Class B	2,007	140,149
International Paper Co.	92,400	4,513,740
Myers Industries, Inc.	9,768	134,994
O-I Glass, Inc.(a)	43,889	575,824
Packaging Corp. of America	24,116	5,194,586
Pactiv Evergreen, Inc.	10,647	122,547
Ranpak Holdings Corp., Class A(a)	18,045	117,834

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sealed Air Corp.	38,026	$1,380,344
Silgan Holdings, Inc.	22,174	1,164,135
Smurfit WestRock PLC	139,495	6,893,843
Sonoco Products Co.	26,221	1,432,453
TriMas Corp.	9,917	253,181

		47,580,738

Distributors — 0.1%
A-Mark Precious Metals, Inc.	5,180	228,749
Genuine Parts Co.	37,267	5,205,454
GigaCloud Technology, Inc., Class A(a)(b)	6,258	143,809
LKQ Corp.	71,080	2,837,514
Pool Corp.	9,895	3,728,436

		12,143,962

Diversified Consumer Services — 0.1%
ADT, Inc.	75,770	547,817
Adtalem Global Education, Inc.(a)	10,631	802,428
Bright Horizons Family Solutions, Inc.(a)	15,065	2,111,058
Carriage Services, Inc.	3,930	129,022
Chegg, Inc.(a)	32,272	57,121
Coursera, Inc.(a)	35,034	278,170
Duolingo, Inc., Class A(a)	9,854	2,779,025
European Wax Center, Inc., Class A(a)	6,873	46,736
Frontdoor, Inc.(a)	22,970	1,102,330
Graham Holdings Co., Class B	851	699,284
Grand Canyon Education, Inc.(a)	8,105	1,149,694
H&R Block, Inc.	36,821	2,339,975
Laureate Education, Inc., Class A	35,540	590,319
Lincoln Educational Services Corp.(a)	11,514	137,477
Mister Car Wash, Inc.(a)(b)	20,335	132,381
OneSpaWorld Holdings Ltd.	26,792	442,336
Perdoceo Education Corp.	20,257	450,516
Service Corp. International	38,511	3,039,673
Strategic Education, Inc.	5,934	549,192
Stride, Inc.(a)	11,223	957,434
Udemy, Inc.(a)	22,481	167,259
Universal Technical Institute, Inc.(a)	13,887	225,803

		18,735,050

Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	20,342	390,566
American Assets Trust, Inc.	12,535	334,935
Armada Hoffler Properties, Inc.	14,906	161,432
Broadstone Net Lease, Inc.	46,879	888,357
CTO Realty Growth, Inc.	6,739	128,176
Empire State Realty Trust, Inc., Class A	38,938	431,433
Essential Properties Realty Trust, Inc.	47,138	1,609,763
Gladstone Commercial Corp.	9,848	159,931
Global Net Lease, Inc.	55,342	465,980
NexPoint Diversified Real Estate Trust	10,784	67,400
One Liberty Properties, Inc.	4,642	127,841
WP Carey, Inc.	58,649	3,653,833

		8,419,647

Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)	3,216	121,115
AST SpaceMobile, Inc., Class A(a)(b)	31,457	822,601
AT&T Inc.	1,931,532	42,493,704
ATN International, Inc.	3,085	99,769
Bandwidth, Inc., Class A(a)	8,564	149,956
Cogent Communications Holdings, Inc.	11,622	882,342
Consolidated Communications Holdings, Inc.(a)	20,900	96,976
Frontier Communications Parent, Inc.(a)	67,625	2,402,716
GCI Liberty, Inc. Escrow, Class A(a)(d)	28,033	—

Security	Shares	Value

Diversified Telecommunication Services (continued)
Globalstar, Inc.(a)	173,175	$214,737
IDT Corp., Class B	5,287	201,805
Iridium Communications, Inc.	33,885	1,031,798
Liberty Global Ltd., Class A(a)	44,559	940,640
Liberty Global Ltd., Class C, NVS(a)(b)	46,218	998,771
Liberty Latin America Ltd., Class A(a)(b)	11,969	114,663
Liberty Latin America Ltd., Class C, NVS(a)(b)	43,088	408,905
Lumen Technologies, Inc.(a)(b)	270,127	1,917,902
Verizon Communications, Inc.	1,134,092	50,932,072

		103,830,472

Electric Utilities — 1.5%
ALLETE, Inc.	15,108	969,783
Alliant Energy Corp.	68,005	4,127,223
American Electric Power Co., Inc.	142,272	14,597,107
Avangrid, Inc.	19,426	695,257
Constellation Energy Corp.	84,641	22,008,353
Duke Energy Corp.	207,557	23,931,322
Edison International	102,902	8,961,735
Entergy Corp.	57,649	7,587,185
Evergy, Inc.	59,976	3,719,112
Eversource Energy	95,021	6,466,179
Exelon Corp.	267,591	10,850,815
FirstEnergy Corp.	154,706	6,861,211
Genie Energy Ltd., Class B	3,964	64,415
Hawaiian Electric Industries, Inc.(a)	29,397	284,563
IDACORP, Inc.	13,012	1,341,407
MGE Energy, Inc.	9,554	873,713
NextEra Energy, Inc.	554,533	46,874,674
NRG Energy, Inc.	55,770	5,080,647
OGE Energy Corp.	55,464	2,275,133
Otter Tail Corp.	10,639	831,544
PG&E Corp.	574,461	11,357,094
Pinnacle West Capital Corp.	30,852	2,733,179
Portland General Electric Co.	26,973	1,292,007
PPL Corp.	200,634	6,636,973
Southern Co. (The)	295,022	26,605,084
TXNM Energy, Inc.	22,530	986,138
Xcel Energy, Inc.	148,366	9,688,300

		227,700,153

Electrical Equipment — 0.8%
Acuity Brands, Inc.	8,603	2,369,180
Allient, Inc.	3,530	67,035
American Superconductor Corp.(a)	9,102	214,807
AMETEK, Inc.	62,420	10,718,138
Array Technologies, Inc.(a)	41,454	273,596
Atkore, Inc.	10,028	849,773
Blink Charging Co.(a)(b)	9,989	17,181
Bloom Energy Corp., Class A(a)(b)	52,095	550,123
ChargePoint Holdings, Inc., Class A(a)(b)	88,252	120,905
Eaton Corp. PLC	107,404	35,597,982
Emerson Electric Co.	153,869	16,828,653
Energy Vault Holdings, Inc.(a)(b)	36,069	34,626
EnerSys	11,569	1,180,616
Enovix Corp.(a)(b)	38,471	359,319
Fluence Energy, Inc., Class A(a)(b)	15,667	355,798
FuelCell Energy, Inc.(a)(b)	101,283	38,488
GE Vernova, Inc.(a)	73,154	18,652,807
Generac Holdings, Inc.(a)	15,631	2,483,453
GrafTech International Ltd.(a)	57,454	75,839
Hubbell, Inc.	14,519	6,219,214
LSI Industries, Inc.	9,048	146,125
NEXTracker, Inc., Class A(a)	38,623	1,447,590

10	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
NuScale Power Corp., Class A(a)(b)	22,597	$261,673
nVent Electric PLC	44,472	3,124,603
Plug Power, Inc.(a)(b)	206,513	466,719
Powell Industries, Inc.	2,857	634,225
Preformed Line Products Co.	886	113,479
Regal Rexnord Corp.	17,466	2,897,260
Rockwell Automation, Inc.	30,619	8,219,977
Sensata Technologies Holding PLC	40,645	1,457,530
SES AI Corp., Class A(a)(b)	45,378	29,033
Shoals Technologies Group, Inc., Class A(a)	43,268	242,734
Stem, Inc.(a)(b)	42,642	14,848
Sunrun, Inc.(a)(b)	54,001	975,258
Thermon Group Holdings, Inc.(a)	8,810	262,890
TPI Composites, Inc.(a)(b)	10,665	48,526
Vertiv Holdings Co., Class A(b)	96,203	9,571,236
Vicor Corp.(a)	5,577	234,792

		127,156,031

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	7,963	27,632
Advanced Energy Industries, Inc.	9,641	1,014,619
Amphenol Corp., Class A	317,495	20,687,974
Arlo Technologies, Inc.(a)	21,818	264,216
Arrow Electronics, Inc.(a)	14,433	1,917,135
Avnet, Inc.	24,517	1,331,518
Badger Meter, Inc.	8,124	1,774,363
Bel Fuse, Inc., Class B, NVS	2,767	217,237
Belden, Inc.	11,275	1,320,641
Benchmark Electronics, Inc.	10,714	474,844
CDW Corp.	35,908	8,125,980
Climb Global Solutions, Inc.	2,024	201,469
Cognex Corp.	45,633	1,848,136
Coherent Corp.(a)	34,993	3,111,228
Corning, Inc.	207,118	9,351,378
Crane NXT Co.	12,707	712,863
CTS Corp.	8,336	403,296
Daktronics, Inc.(a)(b)	13,771	177,784
ePlus, Inc.(a)	7,644	751,711
Evolv Technologies Holdings, Inc., Class A(a)(b)	34,496	139,709
Fabrinet(a)	9,499	2,245,944
FARO Technologies, Inc.(a)	4,236	81,077
Insight Enterprises, Inc.(a)(b)	7,403	1,594,532
IPG Photonics Corp.(a)	8,569	636,848
Itron, Inc.(a)	11,872	1,268,048
Jabil, Inc.	29,814	3,572,612
Keysight Technologies, Inc.(a)	46,796	7,437,288
Kimball Electronics, Inc.(a)	6,078	112,504
Knowles Corp.(a)	26,256	473,396
Lightwave Logic, Inc.(a)(b)	31,861	87,936
Littelfuse, Inc.	6,333	1,679,828
Methode Electronics, Inc.	9,352	111,850
MicroVision, Inc.(a)(b)	42,006	47,887
Mirion Technologies, Inc., Class A(a)(b)	56,658	627,204
Napco Security Technologies, Inc.	10,274	415,686
nLight, Inc.(a)	10,973	117,301
Novanta, Inc.(a)(b)	9,870	1,765,940
OSI Systems, Inc.(a)(b)	4,591	697,051
Ouster, Inc., Class A(a)(b)	14,486	91,262
PAR Technology Corp.(a)(b)	10,082	525,071
PC Connection, Inc.	3,008	226,893
Plexus Corp.(a)	7,508	1,026,419
Powerfleet, Inc. NJ(a)	31,942	159,710
Rogers Corp.(a)	5,051	570,813

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Sanmina Corp.(a)	14,108	$965,693
ScanSource, Inc.(a)(b)	6,852	329,102
SmartRent, Inc., Class A(a)	38,716	66,979
TD SYNNEX Corp.	20,249	2,431,500
Teledyne Technologies, Inc.(a)	12,466	5,455,870
Trimble, Inc.(a)	65,072	4,040,320
TTM Technologies, Inc.(a)	24,261	442,763
Vishay Intertechnology, Inc.	32,553	615,577
Vishay Precision Group, Inc.(a)	3,280	84,952
Vontier Corp.	43,029	1,451,798
Zebra Technologies Corp., Class A(a)	13,608	5,039,315

		100,350,702

Energy Equipment & Services — 0.4%
Archrock, Inc.	42,485	859,896
Atlas Energy Solutions, Inc.	18,113	394,863
Baker Hughes Co., Class A	269,782	9,752,619
Borr Drilling Ltd.(b)	63,232	347,144
Bristow Group, Inc.(a)	6,223	215,876
Cactus, Inc., Class A	17,514	1,045,060
ChampionX Corp.	51,808	1,562,011
Core Laboratories, Inc.(b)	12,409	229,939
DMC Global, Inc.(a)	6,454	83,773
Expro Group Holdings NV(a)(b)	25,670	440,754
Halliburton Co.	236,895	6,881,800
Helix Energy Solutions Group, Inc.(a)	35,965	399,212
Helmerich & Payne, Inc.	27,204	827,546
Innovex International, Inc.(a)(b)	10,013	146,991
Kodiak Gas Services, Inc.	6,596	191,284
Liberty Energy, Inc., Class A	41,584	793,839
Nabors Industries Ltd.(a)	2,264	145,960
Newpark Resources, Inc.(a)	26,481	183,513
Noble Corp. PLC	37,453	1,353,551
NOV, Inc.	105,824	1,690,009
Oceaneering International, Inc.(a)	24,931	620,034
Oil States International, Inc.(a)	23,262	107,005
Patterson-UTI Energy, Inc.	106,460	814,419
ProFrac Holding Corp., Class A(a)(b)	8,255	56,051
ProPetro Holding Corp.(a)	20,153	154,372
RPC, Inc.	20,931	133,121
Schlumberger NV	385,118	16,155,700
Seadrill Ltd.(a)	19,839	788,402
Select Water Solutions, Inc., Class A	22,735	253,041
Solaris Energy Infrastructure, Inc., Class A	12,679	161,784
TechnipFMC PLC	117,097	3,071,454
TETRA Technologies, Inc.(a)	42,748	132,519
Tidewater, Inc.(a)	13,146	943,751
Transocean Ltd.(a)(b)	194,471	826,502
Valaris Ltd.(a)	15,805	881,129
Weatherford International PLC	19,555	1,660,611

		54,305,535

Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(a)(b)	90,647	412,444
Atlanta Braves Holdings, Inc., Class A(a)	3,156	133,025
Atlanta Braves Holdings, Inc., Class C, NVS(a)	13,533	538,613
Cinemark Holdings, Inc.(a)	29,449	819,860
Electronic Arts, Inc.	71,632	10,274,894
Eventbrite, Inc., Class A(a)	18,770	51,242
IMAX Corp.(a)(b)	14,965	306,932
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,614	473,099
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	55,394	4,289,157

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Liberty Media Corp. - Liberty Live, Class A(a)	5,045	$249,778
Liberty Media Corp. - Liberty Live, Class C, NVS(a)(b)	12,363	634,593
Lions Gate Entertainment Corp., Class A(a)	14,339	112,274
Lions Gate Entertainment Corp., Class B, NVS(a)	33,932	234,809
Live Nation Entertainment, Inc.(a)	42,261	4,627,157
Madison Square Garden Entertainment Corp.(a)	11,448	486,883
Madison Square Garden Sports Corp., Class A(a)	5,312	1,106,277
Marcus Corp. (The)	7,322	110,343
Netflix, Inc.(a)	115,151	81,673,150
Playstudios, Inc., Class A(a)	27,823	42,013
Playtika Holding Corp.	25,647	203,124
ROBLOX Corp., Class A(a)(b)	137,295	6,076,677
Roku, Inc., Class A(a)	33,577	2,506,859
Sphere Entertainment Co., Class A(a)(b)	6,928	306,079
Spotify Technology SA(a)	39,267	14,471,068
Take-Two Interactive Software, Inc.(a)	46,529	7,151,973
TKO Group Holdings, Inc., Class A(a)	21,199	2,622,528
Vivid Seats, Inc., Class A(a)(b)	22,625	83,713
Walt Disney Co. (The)	494,287	47,545,467
Warner Bros Discovery, Inc., Class A(a)	652,240	5,380,980

		192,925,011

Financial Services — 4.0%
Acacia Research Corp.(a)(b)	31,099	144,921
Affirm Holdings, Inc., Class A(a)(b)	64,077	2,615,623
Alerus Financial Corp.	5,620	128,586
Apollo Global Management, Inc.	140,569	17,558,474
AvidXchange Holdings, Inc.(a)	50,418	408,890
Banco Latinoamericano de Comercio Exterior SA, Class E	10,974	356,545
Berkshire Hathaway, Inc., Class B(a)	492,610	226,728,679
Block, Inc., Class A(a)	148,992	10,001,833
Burford Capital Ltd.	53,432	708,508
Cannae Holdings, Inc.	16,877	321,676
Cantaloupe, Inc.(a)	24,747	183,128
Cass Information Systems, Inc.	3,427	142,152
Compass Diversified Holdings	20,388	451,187
Corpay, Inc.(a)	18,428	5,763,541
Enact Holdings, Inc.	8,540	310,258
Equitable Holdings, Inc.	88,229	3,708,265
Essent Group Ltd.	29,429	1,891,990
Euronet Worldwide, Inc.(a)	12,471	1,237,497
EVERTEC, Inc.	19,259	652,688
Federal Agricultural Mortgage Corp., Class C, NVS	2,539	475,834
Fidelity National Information Services, Inc.	151,054	12,650,773
Fiserv, Inc.(a)	154,715	27,794,550
Flywire Corp.(a)	30,571	501,059
Global Payments, Inc.	68,395	7,005,016
HA Sustainable Infrastructure Capital, Inc.	31,822	1,096,904
I3 Verticals, Inc., Class A(a)(b)	6,175	131,589
International Money Express, Inc.(a)	9,621	177,892
Jack Henry & Associates, Inc.	20,076	3,544,217
Jackson Financial, Inc., Class A	18,898	1,724,065
Marqeta, Inc., Class A(a)	142,137	699,314
Mastercard, Inc., Class A	222,397	109,819,639
Merchants Bancorp	5,233	235,276
MGIC Investment Corp.	69,407	1,776,819
Mr. Cooper Group, Inc.(a)	16,951	1,562,543
NCR Atleos Corp.(a)	21,570	615,392
NewtekOne, Inc.	6,683	83,270
NMI Holdings, Inc., Class A(a)	22,295	918,331

Security	Shares	Value

Financial Services (continued)
Onity Group, Inc.(a)	3,482	$111,215
Pagseguro Digital Ltd., Class A(a)	52,940	455,813
Payoneer Global, Inc.(a)	72,911	549,020
PayPal Holdings, Inc.(a)	276,039	21,539,323
Paysafe Ltd.(a)(b)	7,815	175,291
Paysign, Inc.(a)	30,579	112,225
PennyMac Financial Services, Inc., Class A	6,800	774,996
Radian Group, Inc.	39,825	1,381,529
Remitly Global, Inc.(a)(b)	34,762	465,463
Repay Holdings Corp., Class A(a)(b)	21,002	171,376
Rocket Cos., Inc., Class A(a)(b)	40,422	775,698
Sezzle, Inc.(a)(b)	1,108	189,014
Shift4 Payments, Inc., Class A(a)(b)	17,016	1,507,618
StoneCo Ltd., Class A(a)	76,862	865,466
TFS Financial Corp.	15,293	196,668
Toast, Inc., Class A(a)(b)	119,177	3,373,901
UWM Holdings Corp., Class A	33,347	284,116
Velocity Financial, Inc.(a)	7,853	153,997
Visa, Inc., Class A	424,022	116,584,849
Voya Financial, Inc.	28,370	2,247,471
Walker & Dunlop, Inc.	9,520	1,081,377
Waterstone Financial, Inc.	8,324	122,363
Western Union Co. (The)	72,596	866,070
WEX, Inc.(a)	11,007	2,308,498

		600,420,281

Food Products — 0.7%
Archer-Daniels-Midland Co.	128,686	7,687,702
B&G Foods, Inc.	17,011	151,058
Beyond Meat, Inc.(a)(b)	15,177	102,900
BRC, Inc., Class A(a)(b)	14,213	48,608
Bunge Global SA(b)	38,738	3,743,640
Calavo Growers, Inc.	4,164	118,799
Cal-Maine Foods, Inc.	11,753	879,595
Campbell Soup Co.	51,077	2,498,687
Conagra Brands, Inc.	127,106	4,133,487
Darling Ingredients, Inc.(a)	42,667	1,585,506
Dole PLC	18,925	308,288
Flowers Foods, Inc.	49,728	1,147,225
Fresh Del Monte Produce, Inc.	9,010	266,155
Freshpet, Inc.(a)	12,233	1,673,107
General Mills, Inc.	150,696	11,128,900
Hain Celestial Group, Inc. (The)(a)	23,568	203,392
Hershey Co. (The)	38,889	7,458,132
Hormel Foods Corp.	78,751	2,496,407
Ingredion, Inc.	18,018	2,476,214
J & J Snack Foods Corp.	4,143	713,093
J M Smucker Co. (The)	27,513	3,331,824
John B Sanfilippo & Son, Inc.	1,984	187,111
Kellanova	69,893	5,641,064
Kraft Heinz Co. (The)	238,846	8,385,883
Lamb Weston Holdings, Inc.	39,013	2,525,702
Lancaster Colony Corp.	5,089	898,565
Limoneira Co.	7,473	198,034
McCormick & Co., Inc., NVS	68,291	5,620,349
Mission Produce, Inc.(a)	10,511	134,751
Mondelez International, Inc., Class A	359,945	26,517,148
Pilgrim’s Pride Corp.(a)	10,491	483,111
Post Holdings, Inc.(a)	13,447	1,556,490
Seaboard Corp.	75	235,275
Seneca Foods Corp., Class A(a)(b)	2,112	131,641
Simply Good Foods Co. (The)(a)	22,976	798,876
SunOpta, Inc.(a)	28,173	179,744

12	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
TreeHouse Foods, Inc.(a)	13,353	$560,559
Tyson Foods, Inc., Class A	75,647	4,505,535
Utz Brands, Inc., Class A	15,698	277,855
Vital Farms, Inc.(a)	8,776	307,774
Westrock Coffee Co.(a)(b)	10,123	65,799
WK Kellogg Co.	17,473	298,963

		111,662,948

Gas Utilities — 0.1%
Atmos Energy Corp.	40,199	5,576,003
Brookfield Infrastructure Corp., Class A	31,812	1,381,595
Chesapeake Utilities Corp.	5,892	731,610
National Fuel Gas Co.	24,688	1,496,340
New Jersey Resources Corp.	26,552	1,253,254
Northwest Natural Holding Co.	8,738	356,685
ONE Gas, Inc.	14,531	1,081,397
Southwest Gas Holdings, Inc.	17,266	1,273,540
Spire, Inc.	15,791	1,062,576
UGI Corp.	56,720	1,419,135

		15,632,135

Ground Transportation — 1.0%
ArcBest Corp.	6,209	673,366
Avis Budget Group, Inc.	5,451	477,453
Covenant Logistics Group, Inc., Class A	3,753	198,309
CSX Corp.	525,188	18,134,742
FTAI Infrastructure, Inc.	32,729	306,343
Heartland Express, Inc.	11,974	147,041
Hertz Global Holdings, Inc.(a)(b)	35,862	118,345
JB Hunt Transport Services, Inc.	22,118	3,811,595
Knight-Swift Transportation Holdings, Inc.	42,311	2,282,678
Landstar System, Inc.	9,282	1,753,091
Lyft, Inc., Class A(a)	93,672	1,194,318
Marten Transport Ltd.	14,196	251,269
Norfolk Southern Corp.	60,742	15,094,387
Old Dominion Freight Line, Inc.	53,024	10,532,687
RXO, Inc.(a)(b)	36,249	1,014,972
Ryder System, Inc.	12,045	1,756,161
Saia, Inc.(a)	7,133	3,118,976
Schneider National, Inc., Class B	14,890	424,961
Uber Technologies, Inc.(a)	540,474	40,622,026
U-Haul Holding Co.(a)	2,329	180,451
U-Haul Holding Co., NVS	26,893	1,936,296
Union Pacific Corp.	163,959	40,412,614
Universal Logistics Holdings, Inc.	3,542	152,696
Werner Enterprises, Inc.	16,468	635,500
XPO, Inc.(a)	30,381	3,266,261

		148,496,538

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	465,490	53,070,515
Accuray, Inc.(a)(b)	29,651	53,372
Align Technology, Inc.(a)	20,136	5,120,988
Alphatec Holdings, Inc.(a)(b)	21,463	119,334
AngioDynamics, Inc.(a)	10,281	79,986
Artivion, Inc.(a)	10,618	282,651
AtriCure, Inc.(a)	12,117	339,761
Avanos Medical, Inc.(a)	12,141	291,748
Axogen, Inc.(a)	11,032	154,669
Axonics, Inc.(a)	12,881	896,518
Baxter International, Inc.	136,983	5,201,245
Becton Dickinson & Co.	78,122	18,835,214
Bioventus, Inc., Class A(a)	14,726	175,976
Boston Scientific Corp.(a)	396,261	33,206,672
Cerus Corp.(a)	39,055	67,956

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CONMED Corp.	7,887	$567,233
Cooper Cos., Inc. (The)(a)	52,382	5,779,830
CVRx, Inc.(a)	5,179	45,627
DENTSPLY SIRONA, Inc.	53,054	1,435,641
Dexcom, Inc.(a)	108,409	7,267,739
Edwards Lifesciences Corp.(a)	160,651	10,601,359
Embecta Corp.	16,199	228,406
Enovis Corp.(a)(b)	14,070	605,713
Envista Holdings Corp.(a)(b)	43,422	858,019
GE HealthCare Technologies, Inc.	119,120	11,179,412
Glaukos Corp.(a)(b)	13,349	1,739,108
Globus Medical, Inc., Class A(a)	30,078	2,151,780
Haemonetics Corp.(a)	13,781	1,107,717
Hologic, Inc.(a)	60,650	4,940,549
ICU Medical, Inc.(a)	6,005	1,094,231
IDEXX Laboratories, Inc.(a)	22,243	11,237,608
Inari Medical, Inc.(a)	14,900	614,476
Inmode Ltd.(a)	20,480	347,136
Inogen, Inc.(a)(b)	4,700	45,590
Inspire Medical Systems, Inc.(a)(b)	7,753	1,636,271
Insulet Corp.(a)	18,436	4,290,979
Integer Holdings Corp.(a)	9,154	1,190,020
Integra LifeSciences Holdings Corp.(a)	19,422	352,898
Intuitive Surgical, Inc.(a)	95,269	46,802,802
iRadimed Corp.	2,772	139,404
iRhythm Technologies, Inc.(a)(b)	8,017	595,182
Lantheus Holdings, Inc.(a)(b)	18,950	2,079,762
LeMaitre Vascular, Inc.	4,795	445,408
LivaNova PLC(a)	13,880	729,255
Masimo Corp.(a)	11,577	1,543,561
Medtronic PLC	344,917	31,052,878
Merit Medical Systems, Inc.(a)(b)	15,629	1,544,614
Neogen Corp.(a)(b)	57,475	966,155
Nevro Corp.(a)(b)	9,146	51,126
Novocure Ltd.(a)	27,066	423,042
Omnicell, Inc.(a)	11,653	508,071
OraSure Technologies, Inc.(a)	20,796	88,799
Orthofix Medical, Inc.(a)	9,142	142,798
OrthoPediatrics Corp.(a)(b)	2,878	78,023
Paragon 28, Inc.(a)	14,838	99,118
Penumbra, Inc.(a)	9,711	1,886,944
PROCEPT BioRobotics Corp.(a)(b)	11,124	891,255
Pulmonx Corp.(a)	8,078	66,967
Pulse Biosciences, Inc.(a)(b)	9,373	164,402
QuidelOrtho Corp.(a)	14,555	663,708
ResMed, Inc.	38,862	9,486,991
RxSight, Inc.(a)	8,210	405,820
SI-BONE, Inc.(a)	13,894	194,238
Solventum Corp.(a)(b)	36,999	2,579,570
STAAR Surgical Co.(a)	12,722	472,622
STERIS PLC	27,055	6,561,920
Stryker Corp.	97,292	35,147,708
Surmodics, Inc.(a)	3,867	149,962
Tactile Systems Technology, Inc.(a)	7,280	106,361
Tandem Diabetes Care, Inc.(a)(b)	16,481	698,959
Teleflex, Inc.	12,889	3,187,707
TransMedics Group, Inc.(a)(b)	8,813	1,383,641
Treace Medical Concepts, Inc.(a)	10,798	62,628
UFP Technologies, Inc.(a)	1,991	630,550
Utah Medical Products, Inc.	1,152	77,080
Varex Imaging Corp.(a)	9,875	117,710
Zimmer Biomet Holdings, Inc.	54,939	5,930,665

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimvie, Inc.(a)	9,066	$143,877
Zynex, Inc.(a)(b)	7,402	60,400

		345,575,630

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	24,736	1,568,510
Accolade, Inc.(a)	15,020	57,827
AdaptHealth Corp.(a)	20,267	227,598
Addus HomeCare Corp.(a)	4,457	592,915
agilon health, Inc.(a)(b)	76,237	299,611
Alignment Healthcare, Inc.(a)(b)	20,867	246,648
Amedisys, Inc.(a)	8,829	852,087
AMN Healthcare Services, Inc.(a)	9,655	409,275
Astrana Health, Inc.(a)(b)	12,472	722,628
BrightSpring Health Services, Inc.(a)	15,411	226,233
Brookdale Senior Living, Inc.(a)	49,771	337,945
Cardinal Health, Inc.	65,186	7,204,357
Castle Biosciences, Inc.(a)(b)	5,406	154,179
Cencora, Inc.	44,679	10,056,349
Centene Corp.(a)	141,456	10,648,808
Chemed Corp.	3,956	2,377,437
Cigna Group (The)	74,920	25,955,285
Community Health Systems, Inc.(a)	41,277	250,551
Concentra Group Holdings Parent, Inc.(a)	6,262	140,018
CorVel Corp.(a)	2,099	686,142
Cross Country Healthcare, Inc.(a)	12,076	162,301
CVS Health Corp.	339,076	21,321,099
DaVita, Inc.(a)(b)	13,545	2,220,432
DocGo, Inc.(a)(b)	24,746	82,157
Elevance Health, Inc.	62,510	32,505,200
Encompass Health Corp.	27,379	2,645,907
Enhabit, Inc.(a)	14,477	114,368
Ensign Group, Inc. (The)	15,031	2,161,758
Fulgent Genetics, Inc.(a)	5,285	114,843
GeneDx Holdings Corp., Class A(a)	4,387	186,184
Guardant Health, Inc.(a)(b)	29,324	672,693
HCA Healthcare, Inc.	50,913	20,692,571
HealthEquity, Inc.(a)(b)	23,142	1,894,173
Henry Schein, Inc.(a)	35,748	2,606,029
Hims & Hers Health, Inc., Class A(a)(b)	50,605	932,144
Humana, Inc.	32,401	10,262,693
Labcorp Holdings, Inc.	22,858	5,108,306
LifeStance Health Group, Inc.(a)(b)	45,247	316,729
McKesson Corp.	35,017	17,313,105
ModivCare, Inc.(a)	3,110	44,411
Molina Healthcare, Inc.(a)	15,653	5,393,398
Nano-X Imaging Ltd.(a)(b)	14,634	88,975
National HealthCare Corp.	3,527	443,591
National Research Corp., Class A	3,787	86,571
NeoGenomics, Inc.(a)	34,596	510,291
OPKO Health, Inc.(a)(b)	101,341	150,998
Option Care Health, Inc.(a)	44,430	1,390,659
Owens & Minor, Inc.(a)	19,617	307,791
PACS Group, Inc.(a)	10,552	421,763
Patterson Cos., Inc.	21,703	473,994
Pediatrix Medical Group, Inc.(a)	20,821	241,315
Pennant Group, Inc. (The)(a)	8,646	308,662
Performant Financial Corp.(a)	40,375	151,003
PetIQ, Inc., Class A(a)	9,420	289,853
Premier, Inc., Class A	32,970	659,400
Privia Health Group, Inc.(a)	29,354	534,536
Progyny, Inc.(a)(b)	21,167	354,759
Quest Diagnostics, Inc.	29,590	4,593,847

Security	Shares	Value

Health Care Providers & Services (continued)
R1 RCM, Inc.(a)	38,791	$549,668
RadNet, Inc.(a)	17,521	1,215,782
Select Medical Holdings Corp.	26,742	932,494
Surgery Partners, Inc.(a)(b)	20,019	645,413
Tenet Healthcare Corp.(a)	25,661	4,264,858
U.S. Physical Therapy, Inc.	3,554	300,775
UnitedHealth Group, Inc.	247,501	144,708,885
Universal Health Services, Inc., Class B	15,365	3,518,739
Viemed Healthcare, Inc.(a)	11,732	85,996

		356,995,522

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	47,177	5,602,269
American Healthcare REIT, Inc.	22,047	575,427
CareTrust REIT, Inc.	36,860	1,137,500
Community Healthcare Trust, Inc.	5,810	105,451
Diversified Healthcare Trust	82,972	347,653
Global Medical REIT, Inc.	11,716	116,105
Healthcare Realty Trust, Inc.	99,987	1,814,764
Healthpeak Properties, Inc.	189,380	4,331,120
LTC Properties, Inc.	9,930	364,332
Medical Properties Trust, Inc.(b)	158,580	927,693
National Health Investors, Inc.	11,450	962,487
Omega Healthcare Investors, Inc.	65,954	2,684,328
Sabra Health Care REIT, Inc.	63,526	1,182,219
Universal Health Realty Income Trust	3,265	149,374
Ventas, Inc.	108,909	6,984,334
Welltower, Inc.	162,746	20,836,370

		48,121,426

Health Care Technology — 0.1%
Certara, Inc.(a)	28,728	336,405
Definitive Healthcare Corp., Class A(a)	10,489	46,886
Doximity, Inc., Class A(a)	33,319	1,451,709
Evolent Health, Inc., Class A(a)	29,131	823,825
Health Catalyst, Inc.(a)	12,157	98,958
HealthStream, Inc.	6,939	200,121
OptimizeRx Corp.(a)(b)	5,256	40,576
Phreesia, Inc.(a)	12,862	293,125
Schrodinger, Inc.(a)	15,758	292,311
Simulations Plus, Inc.	4,191	134,196
Teladoc Health, Inc.(a)	44,781	411,089
Veeva Systems, Inc., Class A(a)	39,946	8,383,467
Waystar Holding Corp.(a)(b)	11,559	322,380

		12,835,048

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	64,145	952,553
Braemar Hotels & Resorts, Inc.	22,862	70,644
Chatham Lodging Trust	12,962	110,436
DiamondRock Hospitality Co.	57,124	498,693
Host Hotels & Resorts, Inc.	188,290	3,313,904
Park Hotels & Resorts, Inc.	59,755	842,545
Pebblebrook Hotel Trust	34,710	459,213
RLJ Lodging Trust	47,088	432,268
Ryman Hospitality Properties, Inc.	15,574	1,670,156
Service Properties Trust	43,556	198,615
Summit Hotel Properties, Inc.	29,130	199,832
Sunstone Hotel Investors, Inc.	55,305	570,748
Xenia Hotels & Resorts, Inc.	31,114	459,554

		9,779,161

Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc., Class A(a)	13,083	152,024
Airbnb, Inc., Class A(a)	117,485	14,898,273

14	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Aramark	70,238	$2,720,318
Bally’s Corp.(a)(b)	8,238	142,106
BJ’s Restaurants, Inc.(a)	6,056	197,183
Bloomin’ Brands, Inc.	23,277	384,769
Booking Holdings, Inc.	9,163	38,595,656
Boyd Gaming Corp.	19,591	1,266,558
Brinker International, Inc.(a)(b)	12,117	927,314
Caesars Entertainment, Inc.(a)	57,787	2,412,029
Carnival Corp.(a)	264,735	4,892,303
Cava Group, Inc.(a)	20,272	2,510,687
Cheesecake Factory, Inc. (The)	11,698	474,354
Chipotle Mexican Grill, Inc.(a)	367,181	21,156,969
Choice Hotels International, Inc.(b)	7,581	987,804
Churchill Downs, Inc.	19,402	2,623,344
Chuy’s Holdings, Inc.(a)	5,764	215,574
Cracker Barrel Old Country Store, Inc.	5,828	264,300
Darden Restaurants, Inc.	32,208	5,286,299
Dave & Buster’s Entertainment, Inc.(a)(b)	9,570	325,858
Denny’s Corp.(a)	17,633	113,733
Despegar.com Corp.(a)	16,395	203,298
Dine Brands Global, Inc.	4,579	143,002
Domino’s Pizza, Inc.	9,470	4,073,426
DoorDash, Inc., Class A(a)	93,211	13,304,006
DraftKings, Inc., Class A(a)	119,503	4,684,518
Dutch Bros, Inc., Class A(a)(b)	29,482	944,308
El Pollo Loco Holdings, Inc.(a)	11,448	156,838
Empire Resorts, Inc. Escrow(a)(d)	881	—
Everi Holdings, Inc.(a)	24,261	318,790
Expedia Group, Inc.(a)	33,978	5,029,424
First Watch Restaurant Group, Inc.(a)(b)	6,418	100,121
Global Business Travel Group I, Class A(a)(b)	33,460	257,307
Golden Entertainment, Inc.	5,261	167,247
Hilton Grand Vacations, Inc.(a)	20,476	743,688
Hilton Worldwide Holdings, Inc.	66,026	15,218,993
Hyatt Hotels Corp., Class A	11,758	1,789,568
Inspired Entertainment, Inc.(a)	6,657	61,710
International Game Technology PLC	28,979	617,253
Jack in the Box, Inc.	5,471	254,620
Krispy Kreme, Inc.	22,437	240,973
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,526	122,935
Las Vegas Sands Corp.	95,186	4,791,663
Life Time Group Holdings, Inc.(a)	16,664	406,935
Light & Wonder, Inc., Class A(a)	23,776	2,157,196
Lindblad Expeditions Holdings, Inc.(a)	12,564	116,217
Marriott International, Inc., Class A	61,918	15,392,815
Marriott Vacations Worldwide Corp.	9,823	721,794
McDonald’s Corp.	193,695	58,982,064
MGM Resorts International(a)	61,493	2,403,761
Monarch Casino & Resort, Inc.	3,661	290,207
Mondee Holdings, Inc., Class A(a)(b)	12,520	17,403
Norwegian Cruise Line Holdings Ltd.(a)	116,060	2,380,391
Papa John’s International, Inc.	8,789	473,463
Penn Entertainment, Inc.(a)	43,520	820,787
Planet Fitness, Inc., Class A(a)	22,707	1,844,263
PlayAGS, Inc.(a)	16,065	182,980
Portillo’s, Inc., Class A(a)(b)	10,556	142,189
Potbelly Corp.(a)	10,223	85,260
RCI Hospitality Holdings, Inc.	2,958	131,779
Red Rock Resorts, Inc., Class A	12,942	704,562
Royal Caribbean Cruises Ltd.	63,560	11,273,002
Rush Street Interactive, Inc., Class A(a)	23,180	251,503
Sabre Corp.(a)	86,120	316,060
Shake Shack, Inc., Class A(a)	9,523	982,869

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	24,851	$1,001,744
Starbucks Corp.	304,560	29,691,554
Super Group SGHC Ltd.	36,074	130,949
Sweetgreen, Inc., Class A(a)(b)	25,235	894,581
Target Hospitality Corp.(a)	9,664	75,186
Texas Roadhouse, Inc.	18,338	3,238,491
Travel + Leisure Co.	19,046	877,640
United Parks & Resorts, Inc.(a)(b)	10,146	513,388
Vail Resorts, Inc.	10,212	1,779,849
Wendy’s Co. (The)	48,256	845,445
Wingstop, Inc.	7,844	3,263,732
Wyndham Hotels & Resorts, Inc.	21,605	1,688,215
Wynn Resorts Ltd.	28,188	2,702,665
Xponential Fitness, Inc., Class A(a)(b)	4,879	60,500
Yum! Brands, Inc.	75,798	10,589,739

		311,202,321

Household Durables — 0.6%
Beazer Homes U.S.A., Inc.(a)	9,897	338,181
Cavco Industries, Inc.(a)	2,397	1,026,491
Century Communities, Inc.	7,209	742,383
Champion Homes, Inc.(a)	15,183	1,440,108
Cricut, Inc., Class A	12,650	87,665
DR Horton, Inc.	79,691	15,202,652
Dream Finders Homes, Inc., Class A(a)(b)	7,888	285,624
Ethan Allen Interiors, Inc.	6,067	193,477
Garmin Ltd.	41,664	7,334,114
GoPro, Inc., Class A(a)	31,893	43,374
Green Brick Partners, Inc.(a)	8,322	695,053
Helen of Troy Ltd.(a)(b)	6,436	398,067
Hooker Furnishings Corp.	5,282	95,499
Hovnanian Enterprises, Inc., Class A(a)	1,542	315,139
Installed Building Products, Inc.	6,058	1,491,904
iRobot Corp.(a)(b)	7,312	63,541
KB Home	18,254	1,564,185
Landsea Homes Corp.(a)(b)	9,804	121,079
La-Z-Boy, Inc.	12,852	551,736
Leggett & Platt, Inc.	36,518	497,375
Lennar Corp., Class A	64,243	12,044,278
Lennar Corp., Class B(b)	3,028	523,662
LGI Homes, Inc.(a)	5,993	710,290
Lovesac Co. (The)(a)(b)	3,858	110,532
M/I Homes, Inc.(a)	7,335	1,256,926
Meritage Homes Corp.	9,857	2,021,375
Mohawk Industries, Inc.(a)	13,950	2,241,486
Newell Brands, Inc.	115,975	890,688
NVR, Inc.(a)	775	7,604,145
PulteGroup, Inc.	55,689	7,993,042
SharkNinja, Inc.	17,785	1,933,407
Sonos, Inc.(a)	32,469	399,044
Taylor Morrison Home Corp., Class A(a)	27,026	1,898,847
Tempur Sealy International, Inc.	44,272	2,417,251
Toll Brothers, Inc.	27,478	4,245,076
TopBuild Corp.(a)	8,682	3,531,924
Tri Pointe Homes, Inc.(a)	25,933	1,175,024
Vizio Holding Corp., Class A(a)	19,483	217,625
Whirlpool Corp.	14,362	1,536,734
Worthington Enterprises, Inc.	7,848	325,300

		85,564,303

Household Products — 1.1%
Central Garden & Pet Co.(a)(b)	2,604	94,968
Central Garden & Pet Co., Class A, NVS(a)	15,231	478,254
Church & Dwight Co., Inc.	66,131	6,925,238

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Clorox Co. (The)	33,221	$5,412,033
Colgate-Palmolive Co.	218,441	22,676,360
Energizer Holdings, Inc.	19,424	616,906
Kimberly-Clark Corp.	90,337	12,853,148
Oil-Dri Corp. of America	1,958	135,083
Procter & Gamble Co. (The)	635,026	109,986,503
Reynolds Consumer Products, Inc.	14,405	447,996
Spectrum Brands Holdings, Inc.	8,152	775,581
WD-40 Co.	3,607	930,173

		161,332,243

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	190,534	3,822,112
Altus Power, Inc., Class A(a)(b)	14,104	44,851
Brookfield Renewable Corp., Class A	34,734	1,134,412
Clearway Energy, Inc., Class A	8,360	238,009
Clearway Energy, Inc., Class C	23,066	707,665
Montauk Renewables, Inc.(a)	19,025	99,120
Ormat Technologies, Inc.	13,944	1,072,851
Sunnova Energy International, Inc.(a)(b)	27,629	269,107
Vistra Corp.	92,575	10,973,841

		18,361,968

Industrial Conglomerates — 0.4%
3M Co.	149,099	20,381,833
Brookfield Business Corp., Class A	5,477	138,733
Honeywell International, Inc.	175,206	36,216,832

		56,737,398

Industrial REITs — 0.3%
Americold Realty Trust, Inc.	76,536	2,163,673
EastGroup Properties, Inc.	13,140	2,454,815
First Industrial Realty Trust, Inc.	34,640	1,939,147
Industrial Logistics Properties Trust	28,883	137,483
Innovative Industrial Properties, Inc.	7,833	1,054,322
Lineage, Inc.	16,625	1,303,067
LXP Industrial Trust	74,931	753,056
Plymouth Industrial REIT, Inc.	11,861	268,059
Prologis, Inc.	248,440	31,373,003
Rexford Industrial Realty, Inc.	57,413	2,888,448
STAG Industrial, Inc.	50,262	1,964,742
Terreno Realty Corp.	25,471	1,702,227

		48,002,042

Insurance — 2.3%
Aflac, Inc.	150,596	16,836,633
Allstate Corp. (The)	71,125	13,488,856
Ambac Financial Group, Inc.(a)	13,096	146,806
American Financial Group, Inc.	19,579	2,635,333
American International Group, Inc.	175,336	12,839,855
AMERISAFE, Inc.	4,931	238,315
Aon PLC, Class A	52,765	18,256,162
Arch Capital Group Ltd.(a)(b)	97,139	10,867,911
Arthur J. Gallagher & Co.	58,377	16,425,537
Assurant, Inc.	13,864	2,756,995
Assured Guaranty Ltd.	14,751	1,173,000
Axis Capital Holdings Ltd.	21,304	1,696,011
Baldwin Insurance Group, Inc. (The), Class A(a)	16,387	816,073
Brighthouse Financial, Inc.(a)	17,519	788,881
Brown & Brown, Inc.	64,208	6,651,949
Chubb Ltd.	108,759	31,365,008
Cincinnati Financial Corp.	41,111	5,596,029
CNA Financial Corp.	8,100	396,414
CNO Financial Group, Inc.	27,966	981,607
Donegal Group, Inc., Class A	7,018	103,445

Security	Shares	Value

Insurance (continued)
Employers Holdings, Inc.	6,711	$321,927
Enstar Group Ltd.(a)	3,163	1,017,189
Everest Group Ltd.	11,686	4,578,925
F&G Annuities & Life, Inc.	4,728	211,436
Fidelis Insurance Holdings Ltd.	16,216	292,861
Fidelity National Financial, Inc., Class A	69,686	4,324,713
First American Financial Corp.	27,709	1,829,071
Genworth Financial, Inc., Class A(a)	118,020	808,437
Globe Life, Inc.	23,867	2,527,754
Goosehead Insurance, Inc., Class A(a)	6,375	569,288
Greenlight Capital Re Ltd., Class A(a)	11,021	150,437
Hamilton Insurance Group Ltd., Class B(a)	10,601	205,023
Hanover Insurance Group, Inc. (The)	9,478	1,403,787
Hartford Financial Services Group, Inc. (The)	78,338	9,213,332
HCI Group, Inc.	2,423	259,406
Heritage Insurance Holdings, Inc.(a)	9,002	110,185
Hippo Holdings, Inc.(a)(b)	6,444	108,775
Horace Mann Educators Corp.	10,907	381,200
Investors Title Co.	641	147,302
James River Group Holdings Ltd.	8,229	51,596
Kemper Corp.	16,471	1,008,849
Kinsale Capital Group, Inc.	5,819	2,709,152
Lemonade, Inc.(a)(b)	10,592	174,662
Lincoln National Corp.	45,044	1,419,336
Loews Corp.	47,700	3,770,685
Markel Group, Inc.(a)	3,424	5,370,818
Marsh & McLennan Cos., Inc.	132,523	29,564,556
MBIA, Inc.	15,111	53,946
Mercury General Corp.	7,077	445,710
MetLife, Inc.	158,292	13,055,924
Old Republic International Corp.	67,065	2,375,442
Oscar Health, Inc., Class A(a)	53,004	1,124,215
Palomar Holdings, Inc.(a)	5,848	553,630
Primerica, Inc.	9,448	2,505,137
Principal Financial Group, Inc.	61,646	5,295,391
ProAssurance Corp.(a)	12,959	194,903
Progressive Corp. (The)	157,223	39,896,909
Prudential Financial, Inc.	96,589	11,696,928
Reinsurance Group of America, Inc.	17,690	3,854,120
RenaissanceRe Holdings Ltd.	13,752	3,746,045
RLI Corp.	10,660	1,652,087
Root, Inc., Class A(a)(b)	3,015	113,907
Ryan Specialty Holdings, Inc., Class A	26,955	1,789,542
Safety Insurance Group, Inc.	3,793	310,192
Selective Insurance Group, Inc.	16,808	1,568,186
Selectquote, Inc.(a)(b)	44,957	97,557
SiriusPoint Ltd.(a)	24,283	348,218
Skyward Specialty Insurance Group, Inc.(a)	8,572	349,138
Stewart Information Services Corp.	6,984	521,984
Tiptree, Inc.	6,852	134,094
Travelers Cos., Inc. (The)	61,478	14,393,229
Trupanion, Inc.(a)(b)	9,687	406,660
United Fire Group, Inc.	6,023	126,061
Universal Insurance Holdings, Inc.	9,269	205,401
Unum Group	44,094	2,620,947
W R Berkley Corp.	78,856	4,473,501
White Mountains Insurance Group Ltd.(b)	655	1,111,011
Willis Towers Watson PLC	27,665	8,148,173

		339,759,710

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A	1,581,917	262,360,934
Alphabet, Inc., Class C, NVS	1,325,573	221,622,550

16	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Bumble, Inc., Class A(a)(b)	23,370	$149,101
Cargurus, Inc., Class A(a)	25,914	778,197
Cars.com, Inc.(a)	18,883	316,479
EverQuote, Inc., Class A(a)	7,814	164,797
fuboTV, Inc.(a)	89,065	126,472
Getty Images Holdings, Inc.(a)(b)	38,878	148,125
Grindr, Inc.(a)(b)	6,548	78,118
IAC, Inc.(a)	20,522	1,104,494
Match Group, Inc.(a)	69,357	2,624,469
MediaAlpha, Inc., Class A(a)	7,598	137,600
Meta Platforms, Inc., Class A	589,686	337,559,854
Nextdoor Holdings, Inc., Class A(a)	39,406	97,727
Outbrain, Inc.(a)	3,875	18,833
Pinterest, Inc., Class A(a)	162,277	5,252,906
QuinStreet, Inc.(a)	12,468	238,513
Shutterstock, Inc.	6,071	214,731
TripAdvisor, Inc.(a)	27,816	403,054
TrueCar, Inc.(a)	36,426	125,670
Trump Media & Technology Group Corp., Class A(a)(b)	15,486	248,860
Vimeo, Inc.(a)	39,207	197,995
Yelp, Inc.(a)	18,883	662,416
Ziff Davis, Inc.(a)(b)	13,141	639,441
ZipRecruiter, Inc., Class A(a)	21,599	205,190
ZoomInfo Technologies, Inc., Class A(a)	83,215	858,779

		836,335,305

IT Services — 1.3%
Accenture PLC, Class A	168,864	59,690,047
Akamai Technologies, Inc.(a)	39,920	4,029,924
Amdocs Ltd.	30,881	2,701,470
Applied Digital Corp.(a)(b)	42,047	346,888
ASGN, Inc.(a)(b)	12,076	1,125,845
BigCommerce Holdings, Inc., Series 1(a)	20,023	117,135
Cloudflare, Inc., Class A(a)	81,295	6,575,953
Cognizant Technology Solutions Corp., Class A	133,435	10,298,513
Core Scientific, Inc.(a)	47,556	564,014
Couchbase, Inc.(a)	9,475	152,737
DigitalOcean Holdings, Inc.(a)	17,765	717,528
DXC Technology Co.(a)	48,255	1,001,291
EPAM Systems, Inc.(a)	15,045	2,994,406
Fastly, Inc., Class A(a)	33,165	251,059
Gartner, Inc.(a)	20,412	10,343,985
Globant SA(a)(b)	10,955	2,170,624
GoDaddy, Inc., Class A(a)	38,030	5,962,343
Grid Dynamics Holdings, Inc., Class A(a)	11,414	159,796
Hackett Group, Inc. (The)	7,942	208,636
International Business Machines Corp.	247,320	54,677,506
Kyndryl Holdings, Inc.(a)	59,385	1,364,667
MongoDB, Inc., Class A(a)	19,048	5,149,627
Okta, Inc., Class A(a)	41,841	3,110,460
Perficient, Inc.(a)	8,539	644,524
Snowflake, Inc., Class A(a)	84,797	9,739,783
Squarespace, Inc., Class A(a)	16,992	788,939
Thoughtworks Holding, Inc.(a)	29,053	128,414
Tucows, Inc., Class A(a)(b)	2,748	57,406
Twilio, Inc., Class A(a)	47,426	3,093,124
Unisys Corp.(a)	18,180	103,262
VeriSign, Inc.(a)	22,499	4,273,910

		192,543,816

Leisure Products — 0.1%
Acushnet Holdings Corp.	7,168	456,960
AMMO, Inc.(a)(b)	36,932	52,813

Security	Shares	Value

Leisure Products (continued)
Brunswick Corp.	19,005	$1,592,999
Funko, Inc., Class A(a)	7,152	87,397
Hasbro, Inc.	37,362	2,702,020
JAKKS Pacific, Inc.(a)	3,485	88,937
Johnson Outdoors, Inc., Class A	1,500	54,300
Malibu Boats, Inc., Class A(a)(b)	5,132	199,173
MasterCraft Boat Holdings, Inc.(a)	5,268	95,930
Mattel, Inc.(a)	89,120	1,697,736
Peloton Interactive, Inc., Class A(a)(b)	99,982	467,916
Polaris, Inc.	14,672	1,221,297
Smith & Wesson Brands, Inc.	15,113	196,167
Sturm Ruger & Co., Inc.	4,164	173,555
Topgolf Callaway Brands Corp.(a)(b)	38,335	420,918
Vista Outdoor, Inc.(a)	15,932	624,216
YETI Holdings, Inc.(a)	22,786	934,910

		11,067,244

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)(b)	30,371	685,777
Adaptive Biotechnologies Corp.(a)	29,616	151,634
Agilent Technologies, Inc.	79,233	11,764,516
Avantor, Inc.(a)	180,028	4,657,324
Azenta, Inc.(a)	14,518	703,252
BioLife Solutions, Inc.(a)(b)	9,591	240,159
Bio-Rad Laboratories, Inc., Class A(a)(b)	5,184	1,734,463
Bio-Techne Corp.	42,166	3,370,328
Bruker Corp.	29,458	2,034,369
Charles River Laboratories International, Inc.(a)(b)	13,865	2,730,989
Codexis, Inc.(a)	16,746	51,578
CryoPort, Inc.(a)(b)	10,161	82,406
Cytek Biosciences, Inc.(a)	28,046	155,375
Danaher Corp.	173,710	48,294,854
Fortrea Holdings, Inc.(a)(b)	23,422	468,440
Illumina, Inc.(a)	42,590	5,554,162
IQVIA Holdings, Inc.(a)	48,455	11,482,381
Maravai LifeSciences Holdings, Inc., Class A(a)	30,029	249,541
MaxCyte, Inc.(a)(b)	25,240	98,183
Medpace Holdings, Inc.(a)	6,831	2,280,188
Mesa Laboratories, Inc.	1,393	180,895
Mettler-Toledo International, Inc.(a)	5,672	8,506,298
OmniAb, Inc.(a)(b)	19,229	81,339
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	68,157	115,867
QIAGEN NV	59,517	2,712,190
Quanterix Corp.(a)	12,340	159,926
Quantum-Si, Inc., Class A(a)	35,198	31,052
Repligen Corp.(a)(b)	14,729	2,191,970
Revvity, Inc.	33,411	4,268,255
Sotera Health Co.(a)	40,554	677,252
Standard BioTools, Inc.(a)(b)	82,117	158,486
Thermo Fisher Scientific, Inc.	102,772	63,571,676
Waters Corp.(a)	15,982	5,751,762
West Pharmaceutical Services, Inc.	19,509	5,855,821

		191,052,708

Machinery — 1.9%
3D Systems Corp.(a)(b)	31,239	88,719
AGCO Corp.	16,450	1,609,797
Alamo Group, Inc.	2,409	433,933
Albany International Corp., Class A	8,026	713,110
Allison Transmission Holdings, Inc.	24,675	2,370,527
Astec Industries, Inc.	6,015	192,119
Atmus Filtration Technologies, Inc.	22,532	845,626

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Barnes Group, Inc.	12,468	$503,832
Blue Bird Corp.(a)	9,930	476,243
Caterpillar, Inc.	131,472	51,421,329
Chart Industries, Inc.(a)(b)	11,321	1,405,389
CNH Industrial NV	234,548	2,603,483
Columbus McKinnon Corp.	6,651	239,436
Commercial Vehicle Group, Inc.(a)	11,184	36,348
Crane Co.	13,653	2,160,997
Cummins, Inc.	36,736	11,894,749
Deere & Co.	67,720	28,261,588
Donaldson Co., Inc.	32,844	2,420,603
Douglas Dynamics, Inc.	5,502	151,745
Dover Corp.	36,699	7,036,666
Energy Recovery, Inc.(a)(b)	14,959	260,137
Enerpac Tool Group Corp., Class A	15,945	667,936
Enpro, Inc.	6,074	985,081
Esab Corp.	15,205	1,616,444
ESCO Technologies, Inc.	6,659	858,878
Federal Signal Corp.	15,365	1,436,013
Flowserve Corp.	35,748	1,847,814
Fortive Corp.	94,242	7,438,521
Franklin Electric Co., Inc.	11,849	1,242,012
Gates Industrial Corp. PLC(a)	55,059	966,285
Gorman-Rupp Co. (The)	4,773	185,908
Graco, Inc.	44,532	3,896,995
Graham Corp.(a)	4,517	133,658
Greenbrier Cos., Inc. (The)	8,419	428,443
Helios Technologies, Inc.	8,191	390,711
Hillenbrand, Inc.	19,070	530,146
Hillman Solutions Corp.(a)	46,685	492,994
Hyliion Holdings Corp., Class A(a)(b)	54,989	136,373
Hyster-Yale, Inc., Class A	2,702	172,307
IDEX Corp.	20,233	4,339,978
Illinois Tool Works, Inc.	79,593	20,858,938
Ingersoll Rand, Inc.	107,926	10,594,016
ITT, Inc.	22,151	3,311,796
John Bean Technologies Corp.(b)	8,673	854,377
Kadant, Inc.(b)	3,343	1,129,934
Kennametal, Inc.	22,276	577,617
Lincoln Electric Holdings, Inc.	15,008	2,881,836
Lindsay Corp.	3,120	388,877
Luxfer Holdings PLC	7,312	94,690
Manitowoc Co., Inc. (The)(a)(b)	9,254	89,023
Middleby Corp. (The)(a)	14,483	2,015,020
Miller Industries, Inc.	3,063	186,843
Mueller Industries, Inc.	31,098	2,304,362
Mueller Water Products, Inc., Class A	45,789	993,621
Nordson Corp.(b)	15,543	4,082,058
Omega Flex, Inc.	1,093	54,563
Oshkosh Corp.	17,992	1,802,978
Otis Worldwide Corp.	108,561	11,283,830
PACCAR, Inc.	138,572	13,674,285
Parker-Hannifin Corp.	34,498	21,796,526
Pentair PLC	44,416	4,343,441
Proto Labs, Inc.(a)	7,174	210,700
RBC Bearings, Inc.(a)(b)	7,812	2,338,757
REV Group, Inc.	15,098	423,650
Shyft Group, Inc. (The)	8,957	112,410
Snap-on, Inc.	13,931	4,035,950
SPX Technologies, Inc.(a)	12,366	1,971,882
Standex International Corp.	3,115	569,360
Stanley Black & Decker, Inc.	40,999	4,515,220
Tennant Co.	4,651	446,682

Security	Shares	Value

Machinery (continued)
Terex Corp.	18,067	$955,925
Timken Co. (The)	16,773	1,413,796
Titan International, Inc.(a)	11,235	91,341
Toro Co. (The)	28,111	2,438,067
Trinity Industries, Inc.	20,270	706,207
Wabash National Corp.	12,630	242,370
Watts Water Technologies, Inc., Class A	7,058	1,462,347
Westinghouse Air Brake Technologies Corp.	47,009	8,544,826
Xylem, Inc.	64,570	8,718,887

		285,409,881

Marine Transportation — 0.0%
Costamare, Inc.	18,113	284,736
Genco Shipping & Trading Ltd.	9,102	177,489
Golden Ocean Group Ltd.	30,337	405,909
Kirby Corp.(a)	15,748	1,928,028
Matson, Inc.	9,423	1,343,908
Pangaea Logistics Solutions Ltd.	17,021	123,062
Safe Bulkers, Inc.	13,807	71,520

		4,334,652

Media — 0.6%
Advantage Solutions, Inc., Class A(a)	38,657	132,594
AMC Networks, Inc., Class A(a)	7,729	67,165
Boston Omaha Corp., Class A(a)	4,971	73,919
Cable One, Inc.	1,459	510,344
Cardlytics, Inc.(a)(b)	12,330	39,456
Charter Communications, Inc., Class A(a)	25,211	8,170,381
Clear Channel Outdoor Holdings, Inc.(a)	99,222	158,755
Comcast Corp., Class A	1,033,340	43,162,612
EchoStar Corp., Class A(a)	31,688	786,496
Entravision Communications Corp., Class A	23,566	48,782
EW Scripps Co. (The), Class A, NVS(a)	13,770	30,914
Fox Corp., Class A, NVS(b)	61,970	2,623,190
Fox Corp., Class B	37,243	1,445,028
Gannett Co., Inc.(a)(b)	26,344	148,053
Gray Television, Inc.	21,629	115,931
Ibotta, Inc., Class A(a)(b)	2,033	125,253
iHeartMedia, Inc., Class A(a)(b)	28,487	52,701
Integral Ad Science Holding Corp.(a)	23,663	255,797
Interpublic Group of Cos., Inc. (The)	100,218	3,169,895
John Wiley & Sons, Inc., Class A	8,552	412,634
Liberty Broadband Corp., Class A(a)	4,142	318,189
Liberty Broadband Corp., Class C, NVS(a)	29,072	2,246,975
Magnite, Inc.(a)	34,172	473,282
National CineMedia, Inc.(a)(b)	24,523	172,887
New York Times Co. (The), Class A	43,900	2,443,913
News Corp., Class A, NVS	104,308	2,777,722
News Corp., Class B	31,676	885,344
Nexstar Media Group, Inc., Class A	8,232	1,361,161
Omnicom Group, Inc.	51,825	5,358,187
Paramount Global, Class A(b)	4,209	92,009
Paramount Global, Class B, NVS	153,644	1,631,699
PubMatic, Inc., Class A(a)	11,420	169,815
Scholastic Corp., NVS	6,981	223,462
Sinclair, Inc., Class A	11,969	183,126
Sirius XM Holdings, Inc.	66,718	1,577,881
Stagwell, Inc., Class A(a)	34,115	239,487
TechTarget, Inc.(a)	7,417	181,346
TEGNA, Inc.	45,453	717,248
Thryv Holdings, Inc.(a)	6,691	115,286
Trade Desk, Inc. (The), Class A(a)	118,341	12,976,091
WideOpenWest, Inc.(a)	14,921	78,335

		95,753,345

18	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.5%
Alcoa Corp.	67,243	$2,594,235
Alpha Metallurgical Resources, Inc.	3,041	718,223
Arch Resources, Inc., Class A	5,013	692,596
ATI, Inc.(a)	33,185	2,220,408
Caledonia Mining Corp. PLC	10,102	151,126
Carpenter Technology Corp.	12,516	1,997,303
Century Aluminum Co.(a)	15,379	249,601
Cleveland-Cliffs, Inc.(a)(b)	131,345	1,677,276
Coeur Mining, Inc.(a)	105,230	723,982
Commercial Metals Co.	31,893	1,752,839
Compass Minerals International, Inc.	9,058	108,877
Constellium SE, Class A(a)	30,666	498,629
Freeport-McMoRan, Inc.	386,375	19,287,840
Haynes International, Inc.	3,771	224,525
Hecla Mining Co.	168,350	1,122,895
i-80 Gold Corp.(a)	51,527	59,771
Ivanhoe Electric, Inc.(a)(b)	12,342	104,413
Kaiser Aluminum Corp.	4,375	317,275
Materion Corp.	5,046	564,446
Metallus, Inc.(a)(b)	10,107	149,887
Metals Acquisition Ltd., Class A(a)	14,361	198,900
MP Materials Corp., Class A(a)(b)	29,137	514,268
Newmont Corp.	310,099	16,574,792
Novagold Resources, Inc.(a)	65,882	270,116
Nucor Corp.	64,417	9,684,452
Olympic Steel, Inc.	2,567	100,113
Perpetua Resources Corp.(a)	17,054	159,455
Piedmont Lithium, Inc.(a)(b)	4,903	43,784
Radius Recycling, Inc., Class A	6,280	116,431
Ramaco Resources, Inc., Class A	11,397	133,345
Reliance, Inc.	15,511	4,485,936
Royal Gold, Inc.	18,018	2,527,926
Ryerson Holding Corp.	9,069	180,564
Southern Copper Corp.	22,633	2,617,959
SSR Mining, Inc.	53,430	303,482
Steel Dynamics, Inc.	39,670	5,001,594
SunCoke Energy, Inc.	26,472	229,777
Tredegar Corp.(a)	11,482	83,704
United States Steel Corp.	59,619	2,106,339
Warrior Met Coal, Inc.	14,644	935,752
Worthington Steel, Inc.	7,848	266,911

		81,751,747

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	6,510	66,467
AGNC Investment Corp.	204,370	2,137,710
Annaly Capital Management, Inc.	131,705	2,643,319
Apollo Commercial Real Estate Finance, Inc.	41,389	380,365
Arbor Realty Trust, Inc.(b)	41,214	641,290
Ares Commercial Real Estate Corp.	11,167	78,169
ARMOUR Residential REIT, Inc.	16,126	328,971
Blackstone Mortgage Trust, Inc., Class A	47,912	910,807
BrightSpire Capital, Inc., Class A	40,910	229,096
Chicago Atlantic Real Estate Finance, Inc.	7,511	116,496
Chimera Investment Corp.	20,165	319,212
Claros Mortgage Trust, Inc.	23,633	177,011
Dynex Capital, Inc.	17,663	225,380
Ellington Financial, Inc.	19,210	247,617
Franklin BSP Realty Trust, Inc.	22,117	288,848
Granite Point Mortgage Trust, Inc.	16,114	51,081
Invesco Mortgage Capital, Inc.	8,754	82,200
KKR Real Estate Finance Trust, Inc.	16,064	198,390
Ladder Capital Corp., Class A	28,193	327,039

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	30,014	$381,778
New York Mortgage Trust, Inc.	24,588	155,642
Orchid Island Capital, Inc.	11,990	98,558
PennyMac Mortgage Investment Trust	23,905	340,885
Ready Capital Corp.	38,912	296,899
Redwood Trust, Inc.	31,849	246,193
Rithm Capital Corp.	136,546	1,549,797
Starwood Property Trust, Inc.	84,149	1,714,957
Sunrise Realty Trust, Inc.	2,172	31,255
TPG RE Finance Trust, Inc.	14,995	127,907
Two Harbors Investment Corp.	24,192	335,785

		14,729,124

Multi-Utilities — 0.6%
Ameren Corp.	72,118	6,307,440
Avista Corp.	18,156	703,545
Black Hills Corp.	17,685	1,080,907
CenterPoint Energy, Inc.	172,028	5,061,064
CMS Energy Corp.	80,209	5,665,162
Consolidated Edison, Inc.	92,499	9,631,921
Dominion Energy, Inc.	225,988	13,059,847
DTE Energy Co.	56,176	7,213,560
NiSource, Inc.	120,499	4,175,290
Northwestern Energy Group, Inc.	15,623	893,948
Public Service Enterprise Group, Inc.	133,973	11,951,731
Sempra	171,035	14,303,657
Unitil Corp.	3,445	208,698
WEC Energy Group, Inc.	84,345	8,112,302

		88,369,072

Office REITs — 0.1%
Brandywine Realty Trust	50,094	272,511
BXP, Inc.	41,947	3,375,056
City Office REIT, Inc.	13,001	75,926
COPT Defense Properties	29,962	908,747
Cousins Properties, Inc.	40,066	1,181,146
Douglas Emmett, Inc.	44,532	782,427
Easterly Government Properties, Inc.	26,229	356,190
Equity Commonwealth(a)	28,114	559,468
Highwoods Properties, Inc.	27,268	913,751
Hudson Pacific Properties, Inc.	40,406	193,141
JBG SMITH Properties	23,521	411,147
Kilroy Realty Corp.	31,246	1,209,220
NET Lease Office Properties(b)	3,766	115,315
Orion Office REIT, Inc.	14,508	58,032
Paramount Group, Inc.	47,277	232,603
Peakstone Realty Trust, Class E	7,356	100,262
Piedmont Office Realty Trust, Inc., Class A	34,146	344,875
Postal Realty Trust, Inc., Class A	3,886	56,891
SL Green Realty Corp.	16,806	1,169,866
Vornado Realty Trust	47,646	1,877,252

		14,193,826

Oil, Gas & Consumable Fuels — 3.1%
Amplify Energy Corp.(a)	12,589	82,206
Antero Midstream Corp.	89,585	1,348,254
Antero Resources Corp.(a)	77,570	2,222,380
APA Corp.	99,800	2,441,108
Ardmore Shipping Corp.	13,398	242,504
Berry Corp.	23,141	118,945
California Resources Corp.	19,556	1,026,103
Centrus Energy Corp., Class A(a)(b)	3,264	179,030
Cheniere Energy, Inc.	61,718	11,099,365
Chesapeake Energy Corp.	35,551	2,924,070
Chevron Corp.	463,678	68,285,859

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chord Energy Corp.	17,035	$2,218,468
Civitas Resources, Inc.	26,851	1,360,540
Clean Energy Fuels Corp.(a)(b)	42,101	130,934
CNX Resources Corp.(a)	39,591	1,289,479
Comstock Resources, Inc.	22,564	251,137
ConocoPhillips	315,003	33,163,516
CONSOL Energy, Inc.	8,169	854,886
Coterra Energy, Inc.	202,026	4,838,523
Crescent Energy Co., Class A	44,501	487,286
CVR Energy, Inc.	7,587	174,729
Delek U.S. Holdings, Inc.	19,299	361,856
Devon Energy Corp.	169,097	6,615,075
DHT Holdings, Inc.	31,505	347,500
Diamondback Energy, Inc.	50,899	8,774,988
Diversified Energy Co. PLC(b)	12,529	142,580
Dorian LPG Ltd.	9,511	327,369
DT Midstream, Inc.	25,264	1,987,266
Encore Energy Corp.(a)(b)	43,804	176,968
Energy Fuels, Inc.(a)(b)	39,920	219,161
EOG Resources, Inc.	154,672	19,013,829
EQT Corp.	157,208	5,760,101
Evolution Petroleum Corp.	14,148	75,126
Excelerate Energy, Inc., Class A	4,899	107,827
Exxon Mobil Corp.	1,207,810	141,579,488
FLEX LNG Ltd.	7,293	185,534
Golar LNG Ltd.	25,416	934,292
Granite Ridge Resources, Inc.	21,769	129,308
Green Plains, Inc.(a)(b)	9,663	130,837
Gulfport Energy Corp.(a)	2,965	448,753
Hallador Energy Co.(a)(b)	10,178	95,979
Hess Corp.	74,874	10,167,889
HF Sinclair Corp.	43,167	1,923,953
International Seaways, Inc.	10,766	555,095
Kinder Morgan, Inc.	520,968	11,508,183
Kinetik Holdings, Inc., Class A	9,746	441,104
Kosmos Energy Ltd.(a)	125,020	503,831
Magnolia Oil & Gas Corp., Class A	48,640	1,187,789
Marathon Oil Corp.	150,876	4,017,828
Marathon Petroleum Corp.	94,669	15,422,527
Matador Resources Co.	33,042	1,632,936
Murphy Oil Corp.	38,253	1,290,656
New Fortress Energy, Inc., Class A(b)	18,670	169,710
NextDecade Corp.(a)(b)	31,732	149,458
Nordic American Tankers Ltd.	51,862	190,333
Northern Oil & Gas, Inc.	24,561	869,705
Occidental Petroleum Corp.	179,377	9,245,091
ONEOK, Inc.	156,878	14,296,292
Ovintiv, Inc.	72,059	2,760,580
Par Pacific Holdings, Inc.(a)	16,260	286,176
PBF Energy, Inc., Class A	29,165	902,657
Peabody Energy Corp.	30,733	815,654
Permian Resources Corp., Class A	179,262	2,439,756
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	112,554	14,795,223
Range Resources Corp.(b)	62,750	1,930,190
REX American Resources Corp.(a)	4,624	214,045
Riley Exploration Permian, Inc.	3,330	88,212
Ring Energy, Inc.(a)	50,338	80,541
Sable Offshore Corp., Class A(a)	13,453	317,894
SandRidge Energy, Inc.	10,057	122,997
Scorpio Tankers, Inc.	12,876	918,059
SFL Corp. Ltd.	35,371	409,242
Sitio Royalties Corp., Class A	19,265	401,483

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	32,088	$1,282,557
Southwestern Energy Co.(a)	297,575	2,115,758
Talos Energy, Inc.(a)	36,101	373,645
Targa Resources Corp.	59,520	8,809,555
Teekay Corp.(a)	22,118	203,486
Teekay Tankers Ltd., Class A	6,448	375,596
Texas Pacific Land Corp.	4,990	4,414,853
Uranium Energy Corp.(a)	105,749	656,701
Ur-Energy, Inc.(a)(b)	123,853	147,385
VAALCO Energy, Inc.	28,085	161,208
Valero Energy Corp.	86,215	11,641,611
Viper Energy, Inc., Class A	27,778	1,253,066
Vital Energy, Inc.(a)(b)	7,335	197,311
Vitesse Energy, Inc.	6,407	153,896
W&T Offshore, Inc.	33,365	71,735
Williams Cos., Inc. (The)	327,626	14,956,127
World Kinect Corp.	17,909	553,567

		469,576,305

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,548	129,800
Louisiana-Pacific Corp.	16,926	1,818,868
Sylvamo Corp.	9,439	810,338

		2,759,006

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	32,818	1,483,702
Allegiant Travel Co.	3,691	203,227
American Airlines Group, Inc.(a)(b)	175,551	1,973,193
Blade Air Mobility, Inc., Class A(a)	23,571	69,299
Delta Air Lines, Inc.	171,888	8,730,192
Frontier Group Holdings, Inc.(a)(b)	9,877	52,842
JetBlue Airways Corp.(a)	80,959	531,091
Joby Aviation, Inc., Class A(a)(b)	107,165	539,040
SkyWest, Inc.(a)	11,417	970,673
Southwest Airlines Co.	162,049	4,801,512
Spirit Airlines, Inc.(b)	26,768	64,243
Sun Country Airlines Holdings, Inc.(a)	12,173	136,459
United Airlines Holdings, Inc.(a)(b)	89,402	5,101,278

		24,656,751

Personal Care Products — 0.2%
Beauty Health Co. (The), Class A(a)	24,295	34,985
BellRing Brands, Inc.(a)	35,729	2,169,465
Coty, Inc., Class A(a)	99,440	933,741
Edgewell Personal Care Co.	15,227	553,349
elf Beauty, Inc.(a)	14,410	1,571,122
Estee Lauder Cos., Inc. (The), Class A	61,652	6,146,088
Herbalife Ltd.(a)	28,522	205,073
Inter Parfums, Inc.	5,068	656,205
Kenvue, Inc.	514,615	11,903,045
Medifast, Inc.	3,216	61,554
Nu Skin Enterprises, Inc., Class A	11,941	88,005
Olaplex Holdings, Inc.(a)	34,775	81,721
USANA Health Sciences, Inc.(a)	3,640	138,029
Waldencast PLC, Class A(a)(b)	11,615	42,279

		24,584,661

Pharmaceuticals — 3.3%
Amneal Pharmaceuticals, Inc., Class A(a)	48,081	400,034
Amphastar Pharmaceuticals, Inc.(a)	10,536	511,312
ANI Pharmaceuticals, Inc.(a)	5,376	320,732
Aquestive Therapeutics, Inc.(a)(b)	33,574	167,199
Arvinas, Inc.(a)	14,613	359,918
Atea Pharmaceuticals, Inc.(a)	18,337	61,429

20	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Avadel Pharmaceuticals PLC(a)(b)	24,643	$323,193
Axsome Therapeutics, Inc.(a)	10,030	901,396
Bristol-Myers Squibb Co.	545,246	28,211,028
Cassava Sciences, Inc.(a)(b)	10,034	295,301
Catalent, Inc.(a)	47,703	2,889,371
Collegium Pharmaceutical, Inc.(a)(b)	9,126	352,629
Corcept Therapeutics, Inc.(a)(b)	23,151	1,071,428
CorMedix, Inc.(a)(b)	22,556	182,252
Edgewise Therapeutics, Inc.(a)(b)	20,668	551,629
Elanco Animal Health, Inc.(a)	130,716	1,920,218
Eli Lilly & Co.	215,454	190,879,317
Enliven Therapeutics, Inc.(a)(b)	11,906	304,079
Esperion Therapeutics, Inc.(a)	64,790	106,904
Evolus, Inc.(a)	11,634	188,471
EyePoint Pharmaceuticals, Inc.(a)	11,310	90,367
Fulcrum Therapeutics, Inc.(a)	22,893	81,728
Harmony Biosciences Holdings, Inc.(a)(b)	7,433	297,320
Harrow, Inc.(a)(b)	6,882	309,415
Innoviva, Inc.(a)(b)	18,640	359,938
Intra-Cellular Therapies, Inc.(a)	28,135	2,058,638
Jazz Pharmaceuticals PLC(a)	16,554	1,844,281
Johnson & Johnson	649,208	105,210,648
Ligand Pharmaceuticals, Inc.(a)(b)	3,927	393,053
Liquidia Corp.(a)(b)	21,056	210,560
Longboard Pharmaceuticals, Inc.(a)(b)	5,516	183,848
Merck & Co., Inc.	682,417	77,495,275
Mind Medicine MindMed, Inc.(a)(b)	19,431	110,562
Neumora Therapeutics, Inc.(a)(b)	24,430	322,720
Nuvation Bio, Inc., Class A(a)	46,775	107,115
Ocular Therapeutix, Inc.(a)(b)	44,915	390,761
Omeros Corp.(a)(b)	19,529	77,530
Organon & Co.	68,692	1,314,078
Pacira BioSciences, Inc.(a)	11,890	178,945
Perrigo Co. PLC	37,187	975,415
Pfizer, Inc.	1,524,652	44,123,429
Phathom Pharmaceuticals, Inc.(a)(b)	9,188	166,119
Phibro Animal Health Corp., Class A	3,839	86,454
Pliant Therapeutics, Inc.(a)(b)	14,934	167,410
Prestige Consumer Healthcare, Inc.(a)	13,719	989,140
Revance Therapeutics, Inc.(a)(b)	22,407	116,292
Royalty Pharma PLC, Class A	105,147	2,974,609
Scilex Holding Co. (Acquired 01/13/23, Cost $96,475)(a)(e)	19,104	17,060
scPharmaceuticals, Inc.(a)	10,962	49,987
SIGA Technologies, Inc.	12,196	82,323
Supernus Pharmaceuticals, Inc.(a)	13,186	411,139
Tarsus Pharmaceuticals, Inc.(a)(b)	9,771	321,368
Terns Pharmaceuticals, Inc.(a)	11,324	94,442
Theravance Biopharma, Inc.(a)	15,492	124,866
Third Harmonic Bio, Inc.(a)(b)	10,703	145,026
Ventyx Biosciences, Inc.(a)(b)	12,380	26,988
Viatris, Inc.	321,872	3,736,934
WaVe Life Sciences Ltd.(a)	31,240	256,168
Xeris Biopharma Holdings, Inc.(a)	25,208	71,843
Zevra Therapeutics, Inc.(a)	18,665	129,535
Zoetis, Inc., Class A	122,922	24,016,500

		500,117,669

Professional Services — 0.9%
Alight, Inc., Class A(a)(b)	116,856	864,734
Amentum Holdings, Inc.(a)	33,620	1,084,245
Asure Software, Inc.(a)	3,444	31,168
Automatic Data Processing, Inc.	110,498	30,578,112

Security	Shares	Value

Professional Services (continued)
Barrett Business Services, Inc.	7,012	$263,020
Booz Allen Hamilton Holding Corp., Class A	34,589	5,629,706
Broadridge Financial Solutions, Inc.	31,607	6,796,453
CACI International, Inc., Class A(a)	6,103	3,079,330
CBIZ, Inc.(a)	13,652	918,643
Clarivate PLC(a)(b)	123,878	879,534
Concentrix Corp.	13,321	682,701
Conduent, Inc.(a)	41,404	166,858
CRA International, Inc.	1,745	305,933
CSG Systems International, Inc.	7,910	384,822
Dayforce, Inc.(a)(b)	39,348	2,410,065
Dun & Bradstreet Holdings, Inc.	83,599	962,224
Equifax, Inc.	33,111	9,729,998
ExlService Holdings, Inc.(a)	43,889	1,674,365
Exponent, Inc.	13,484	1,554,436
First Advantage Corp.(a)	15,151	300,747
Forrester Research, Inc.(a)(b)	3,655	65,827
Franklin Covey Co.(a)	4,403	181,095
FTI Consulting, Inc.(a)	9,451	2,150,670
Genpact Ltd.	47,450	1,860,515
Heidrick & Struggles International, Inc.	4,485	174,287
Huron Consulting Group, Inc.(a)	4,721	513,173
ICF International, Inc.	4,885	814,769
Innodata, Inc.(a)	8,577	143,836
Insperity, Inc.	9,466	833,008
Jacobs Solutions, Inc.	33,620	4,400,858
KBR, Inc.	36,652	2,387,145
Kelly Services, Inc., Class A, NVS	10,149	217,290
Kforce, Inc.	5,089	312,719
Korn Ferry	14,242	1,071,568
Legalzoom.com, Inc.(a)	36,239	230,118
Leidos Holdings, Inc.	36,185	5,898,155
ManpowerGroup, Inc.	11,983	880,990
Maximus, Inc.	16,532	1,540,121
NV5 Global, Inc.(a)	3,706	346,437
Parsons Corp.(a)(b)	12,516	1,297,659
Paychex, Inc.	86,413	11,595,760
Paycom Software, Inc.	14,022	2,335,645
Paycor HCM, Inc.(a)	17,110	242,791
Paylocity Holding Corp.(a)	12,110	1,997,787
Planet Labs PBC, Class A(a)(b)	45,100	100,573
Resources Connection, Inc.	10,775	104,518
Robert Half, Inc.	28,509	1,921,792
Science Applications International Corp.	13,609	1,895,325
SS&C Technologies Holdings, Inc.	57,344	4,255,498
Sterling Check Corp.(a)(b)	5,961	99,668
TransUnion	52,252	5,470,784
TriNet Group, Inc.	8,553	829,384
TrueBlue, Inc.(a)	10,053	79,318
TTEC Holdings, Inc.	4,691	27,536
Upwork, Inc.(a)	30,614	319,916
Verisk Analytics, Inc.	38,051	10,196,146
Verra Mobility Corp., Class A(a)(b)	44,395	1,234,625
Willdan Group, Inc.(a)	2,050	83,948
WNS Holdings Ltd.(a)	12,356	651,285

		137,059,633

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	31,717	161,122
CBRE Group, Inc., Class A(a)	82,551	10,275,948
Compass, Inc., Class A(a)	108,551	663,247
CoStar Group, Inc.(a)	108,955	8,219,565
Cushman & Wakefield PLC(a)(b)	40,265	548,812

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
DigitalBridge Group, Inc., Class A	42,172	$595,890
eXp World Holdings, Inc.(b)	16,327	230,047
Forestar Group, Inc.(a)	6,636	214,807
FRP Holdings, Inc.(a)	5,072	151,450
Howard Hughes Holdings, Inc.(a)	9,738	754,013
Jones Lang LaSalle, Inc.(a)	12,797	3,452,759
Kennedy-Wilson Holdings, Inc.	31,893	352,418
Marcus & Millichap, Inc.	5,923	234,729
Newmark Group, Inc., Class A	41,911	650,878
Opendoor Technologies, Inc.(a)(b)	147,811	295,622
Real Brokerage, Inc. (The)(a)(b)	25,394	140,937
Redfin Corp.(a)	27,211	340,954
REX Holdings, Inc., Class A	5,474	68,151
RMR Group, Inc. (The), Class A	4,164	105,682
Seaport Entertainment Group, Inc.(a)(b)	1,083	29,696
St. Joe Co. (The)	8,467	493,711
Star Holdings(a)	2,429	33,617
Tejon Ranch Co.(a)	8,492	149,035
Zillow Group, Inc., Class A(a)(b)	12,633	782,362
Zillow Group, Inc., Class C, NVS(a)(b)	42,468	2,711,582

		31,657,034

Residential REITs — 0.4%
American Homes 4 Rent, Class A	88,835	3,410,376
Apartment Investment & Management Co., Class A(a)	40,546	366,536
AvalonBay Communities, Inc.	38,283	8,623,246
Camden Property Trust	27,841	3,439,199
Centerspace	4,692	330,645
Elme Communities	23,914	420,647
Equity LifeStyle Properties, Inc.	49,509	3,531,972
Equity Residential	102,334	7,619,790
Essex Property Trust, Inc.	17,326	5,118,447
Independence Realty Trust, Inc.	58,272	1,194,576
Invitation Homes, Inc.	164,351	5,795,016
Mid-America Apartment Communities, Inc.	31,255	4,966,420
NexPoint Residential Trust, Inc.	6,243	274,754
Sun Communities, Inc.	33,341	4,506,036
UDR, Inc.	88,771	4,024,877
UMH Properties, Inc.	15,648	307,796
Veris Residential, Inc.	24,315	434,266

		54,364,599

Retail REITs — 0.4%
Acadia Realty Trust	25,241	592,659
Agree Realty Corp.	27,162	2,046,113
Alexander’s, Inc.	561	135,964
Brixmor Property Group, Inc.	80,706	2,248,469
CBL & Associates Properties, Inc.	9,030	227,556
Federal Realty Investment Trust	22,550	2,592,573
Getty Realty Corp.	11,922	379,239
InvenTrust Properties Corp.	18,641	528,845
Kimco Realty Corp.	174,328	4,047,896
Kite Realty Group Trust	55,709	1,479,631
Macerich Co. (The)	58,537	1,067,715
NETSTREIT Corp.	16,056	265,406
NNN REIT, Inc.	49,050	2,378,434
Phillips Edison & Co., Inc.	33,808	1,274,900
Realty Income Corp.	235,227	14,918,096
Regency Centers Corp.	48,525	3,504,961
Retail Opportunity Investments Corp.	29,216	459,568
Saul Centers, Inc.	3,218	135,027
Simon Property Group, Inc.	86,699	14,653,865
SITE Centers Corp.	12,115	732,958

Security	Shares	Value

Retail REITs (continued)
Tanger, Inc.	29,384	$974,961
Urban Edge Properties	30,417	650,620
Whitestone REIT	15,847	214,410

		55,509,866

Semiconductors & Semiconductor Equipment — 9.7%
ACM Research, Inc., Class A(a)(b)	16,084	326,505
Advanced Micro Devices, Inc.(a)	433,226	71,083,722
Aehr Test Systems(a)(b)	6,833	87,804
Allegro MicroSystems, Inc.(a)	33,140	772,162
Alpha & Omega Semiconductor Ltd.(a)	6,417	238,199
Ambarella, Inc.(a)	9,313	525,300
Amkor Technology, Inc.	29,188	893,153
Analog Devices, Inc.	133,198	30,658,184
Applied Materials, Inc.	223,705	45,199,595
Astera Labs, Inc.(a)(b)	5,923	310,306
Axcelis Technologies, Inc.(a)(b)	8,886	931,697
Broadcom, Inc.	1,223,757	211,098,082
CEVA, Inc.(a)	5,693	137,486
Cirrus Logic, Inc.(a)	14,421	1,791,232
Cohu, Inc.(a)	11,162	286,863
Credo Technology Group Holding Ltd.(a)(b)	33,941	1,045,383
Diodes, Inc.(a)	12,207	782,347
Enphase Energy, Inc.(a)	36,157	4,086,464
Entegris, Inc.	40,112	4,513,803
First Solar, Inc.(a)	28,602	7,134,483
FormFactor, Inc.(a)	20,527	944,242
GLOBALFOUNDRIES, Inc.(a)(b)	26,415	1,063,204
Ichor Holdings Ltd.(a)	7,365	234,281
Impinj, Inc.(a)(b)	6,122	1,325,535
indie Semiconductor, Inc., Class A(a)(b)	32,976	131,574
Intel Corp.	1,146,059	26,886,544
KLA Corp.	36,209	28,040,612
Kulicke & Soffa Industries, Inc.	15,165	684,396
Lam Research Corp.	35,119	28,659,913
Lattice Semiconductor Corp.(a)	36,781	1,951,968
MACOM Technology Solutions Holdings, Inc.(a)	14,702	1,635,745
Marvell Technology, Inc.	230,969	16,657,484
MaxLinear, Inc.(a)	18,862	273,122
Microchip Technology, Inc.	143,511	11,522,498
Micron Technology, Inc.	296,428	30,742,548
MKS Instruments, Inc.	17,698	1,923,950
Monolithic Power Systems, Inc.	12,618	11,665,341
Navitas Semiconductor Corp.(a)(b)	26,982	66,106
NVE Corp.	1,256	100,317
NVIDIA Corp.	6,298,134	764,845,393
ON Semiconductor Corp.(a)	115,841	8,411,215
Onto Innovation, Inc.(a)	13,479	2,797,701
PDF Solutions, Inc.(a)	7,590	240,451
Photronics, Inc.(a)	16,335	404,455
Power Integrations, Inc.	15,725	1,008,287
Qorvo, Inc.(a)	26,266	2,713,278
QUALCOMM, Inc.	300,209	51,050,540
Rambus, Inc.(a)	29,422	1,242,197
Semtech Corp.(a)(b)	17,126	781,973
Silicon Laboratories, Inc.(a)	8,415	972,522
SiTime Corp.(a)	5,259	901,971
Skyworks Solutions, Inc.	43,606	4,306,965
SMART Global Holdings, Inc.(a)(b)	14,193	297,343
Synaptics, Inc.(a)	10,315	800,238
Teradyne, Inc.	42,265	5,660,551
Texas Instruments, Inc.	244,953	50,599,941
Ultra Clean Holdings, Inc.(a)	11,567	461,870

22	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.(b)	12,694	$2,664,471
Veeco Instruments, Inc.(a)	15,282	506,293
Wolfspeed, Inc.(a)(b)	32,816	318,315

		1,447,398,120

Software — 10.0%
8x8, Inc.(a)(b)	28,269	57,669
A10 Networks, Inc.	15,004	216,658
ACI Worldwide, Inc.(a)	27,725	1,411,202
Adeia, Inc.	28,191	335,755
Adobe, Inc.(a)	119,320	61,781,510
Agilysys, Inc.(a)	6,316	688,255
Alarm.com Holdings, Inc.(a)	12,278	671,238
Alkami Technology, Inc.(a)	12,674	399,738
Altair Engineering, Inc., Class A(a)(b)	15,515	1,481,838
American Software, Inc., Class A	8,863	99,177
Amplitude, Inc., Class A(a)(b)	17,314	155,307
ANSYS, Inc.(a)	23,352	7,440,648
Appfolio, Inc., Class A(a)	6,075	1,430,055
Appian Corp., Class A(a)(b)	10,367	353,929
AppLovin Corp., Class A(a)	70,477	9,200,772
Asana, Inc., Class A(a)(b)	19,806	229,552
Aspen Technology, Inc.(a)	7,701	1,839,153
Atlassian Corp., Class A(a)	41,806	6,639,211
Aurora Innovation, Inc., Class A(a)(b)	246,562	1,459,647
Autodesk, Inc.(a)	57,899	15,950,017
AvePoint, Inc., Class A(a)	39,470	464,562
Bentley Systems, Inc., Class B(b)	37,650	1,912,996
BILL Holdings, Inc.(a)	27,101	1,429,849
Bit Digital, Inc.(a)(b)	25,581	89,789
Blackbaud, Inc.(a)	11,357	961,711
BlackLine, Inc.(a)(b)	14,968	825,336
Blend Labs, Inc., Class A(a)	61,567	230,876
Box, Inc., Class A(a)	37,648	1,232,219
Braze, Inc., Class A(a)	18,108	585,613
C3.ai, Inc., Class A(a)	21,751	527,027
Cadence Design Systems, Inc.(a)	73,628	19,955,397
CCC Intelligent Solutions Holdings, Inc.(a)(b)	119,754	1,323,282
Cerence, Inc.(a)	9,988	31,462
Cipher Mining, Inc.(a)	46,038	178,167
Cleanspark, Inc.(a)(b)	61,497	574,382
Clear Secure, Inc., Class A	22,050	730,737
Clearwater Analytics Holdings, Inc., Class A(a)	43,143	1,089,361
CommVault Systems, Inc.(a)	11,489	1,767,583
Confluent, Inc., Class A(a)	64,943	1,323,538
Consensus Cloud Solutions, Inc.(a)	5,708	134,423
Crowdstrike Holdings, Inc., Class A(a)	61,229	17,172,898
CS Disco, Inc.(a)	9,767	57,430
Daily Journal Corp.(a)(b)	396	194,080
Datadog, Inc., Class A(a)(b)	80,324	9,242,079
Digimarc Corp.(a)(b)	5,332	143,324
Digital Turbine, Inc.(a)(b)	22,749	69,839
DocuSign, Inc.(a)	55,703	3,458,599
Dolby Laboratories, Inc., Class A	15,593	1,193,332
Domo, Inc., Class B(a)	6,939	52,112
DoubleVerify Holdings, Inc.(a)	37,174	626,010
Dropbox, Inc., Class A(a)	64,492	1,640,032
Dynatrace, Inc.(a)	79,566	4,254,394
E2open Parent Holdings, Inc., Class A(a)(b)	54,181	238,938
Elastic NV(a)	21,408	1,643,278
Enfusion, Inc., Class A(a)	8,114	77,002
Envestnet, Inc.(a)	14,382	900,601
EverCommerce, Inc.(a)(b)	11,411	118,218

Security	Shares	Value

Software (continued)
Fair Isaac Corp.(a)	6,402	$12,442,415
Five9, Inc.(a)	19,508	560,465
Fortinet, Inc.(a)	169,618	13,153,876
Freshworks, Inc., Class A(a)	54,364	624,099
Gen Digital, Inc.	147,251	4,039,095
Gitlab, Inc., Class A(a)	31,830	1,640,518
Guidewire Software, Inc.(a)(b)	21,949	4,015,350
HashiCorp, Inc., Class A(a)	38,061	1,288,745
HubSpot, Inc.(a)	13,134	6,982,034
Hut 8 Corp.(a)(b)	21,387	262,205
Informatica, Inc., Class A(a)(b)	18,169	459,312
Instructure Holdings, Inc.(a)(b)	5,242	123,449
Intapp, Inc.(a)(b)	11,165	534,022
InterDigital, Inc.	6,556	928,526
Intuit, Inc.	73,484	45,633,564
Jamf Holding Corp.(a)(b)	26,218	454,882
LiveRamp Holdings, Inc.(a)	16,769	415,536
Manhattan Associates, Inc.(a)	16,604	4,672,034
MARA Holdings, Inc.(a)(b)	72,905	1,182,519
Matterport, Inc., Class A(a)	65,719	295,735
MeridianLink, Inc.(a)(b)	6,084	125,148
Microsoft Corp.	2,001,505	861,247,601
MicroStrategy, Inc., Class A(a)(b)	42,064	7,091,990
Mitek Systems, Inc.(a)(b)	11,023	95,569
N-able, Inc.(a)	18,065	235,929
nCino, Inc.(a)(b)	20,494	647,405
NCR Voyix Corp.(a)	44,497	603,824
NextNav, Inc.(a)(b)	23,047	172,622
Nutanix, Inc., Class A(a)	65,496	3,880,638
Olo, Inc., Class A(a)	26,892	133,384
ON24, Inc.(a)	15,230	93,208
OneSpan, Inc.(a)	11,053	184,253
Ooma, Inc.(a)	7,147	81,404
Oracle Corp.	422,713	72,030,295
Pagaya Technologies Ltd., Class A(a)(b)	11,527	121,840
PagerDuty, Inc.(a)(b)	26,835	497,789
Palantir Technologies, Inc., Class A(a)(b)	540,791	20,117,425
Palo Alto Networks, Inc.(a)(b)	82,953	28,353,335
Pegasystems, Inc.	11,039	806,840
PowerSchool Holdings, Inc., Class A(a)	16,439	374,974
Procore Technologies, Inc.(a)(b)	28,285	1,745,750
Progress Software Corp.	11,810	795,640
PROS Holdings, Inc.(a)	11,855	219,555
PTC, Inc.(a)	31,807	5,746,253
Q2 Holdings, Inc.(a)(b)	14,878	1,186,818
Qualys, Inc.(a)	10,052	1,291,280
Rapid7, Inc.(a)	15,267	609,001
Red Violet, Inc.(a)(b)	5,814	165,408
Rimini Street, Inc.(a)	25,388	46,968
RingCentral, Inc., Class A(a)	24,559	776,801
Riot Platforms, Inc.(a)(b)	72,373	537,008
Roper Technologies, Inc.	28,653	15,943,675
Salesforce, Inc.	252,343	69,068,803
Sapiens International Corp. NV	6,918	257,834
SEMrush Holdings, Inc., Class A(a)	12,266	192,699
SentinelOne, Inc., Class A(a)(b)	74,153	1,773,740
ServiceNow, Inc.(a)	55,257	49,421,308
Smartsheet, Inc., Class A(a)	37,476	2,074,671
SolarWinds Corp.	12,363	161,337
SoundHound AI, Inc., Class A(a)(b)	75,672	352,632
SoundThinking, Inc.(a)	2,895	33,553
Sprinklr, Inc., Class A(a)	30,935	239,128
Sprout Social, Inc., Class A(a)(b)	13,757	399,916

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SPS Commerce, Inc.(a)	9,879	$1,918,205
Synopsys, Inc.(a)	40,946	20,734,645
Tenable Holdings, Inc.(a)	31,526	1,277,434
Teradata Corp.(a)	26,451	802,523
Terawulf, Inc.(a)(b)	67,540	316,087
Tyler Technologies, Inc.(a)	11,405	6,657,327
UiPath, Inc., Class A(a)(b)	119,800	1,533,440
Unity Software, Inc.(a)(b)	77,009	1,741,944
Varonis Systems, Inc.(a)(b)	30,392	1,717,148
Verint Systems, Inc.(a)(b)	17,874	452,748
Vertex, Inc., Class A(a)(b)	14,469	557,201
Weave Communications, Inc.(a)	13,488	172,646
Workday, Inc., Class A(a)	56,882	13,902,530
Workiva, Inc., Class A(a)	13,140	1,039,637
Xperi, Inc.(a)(b)	12,473	115,251
Yext, Inc.(a)	25,674	177,664
Zeta Global Holdings Corp., Class A(a)(b)	47,639	1,421,071
Zoom Video Communications, Inc., Class A(a)	71,241	4,968,347
Zscaler, Inc.(a)	24,670	4,217,090
Zuora, Inc., Class A(a)	42,930	370,057

		1,502,028,434

Specialized REITs — 1.0%
American Tower Corp.	125,825	29,261,862
Crown Castle, Inc.	116,594	13,831,546
CubeSmart	59,064	3,179,415
Digital Realty Trust, Inc.	86,784	14,044,255
EPR Properties	20,793	1,019,689
Equinix, Inc.	25,483	22,619,475
Extra Space Storage, Inc.	56,612	10,200,916
Farmland Partners, Inc.	10,308	107,719
Four Corners Property Trust, Inc.	22,349	655,049
Gaming & Leisure Properties, Inc.	68,585	3,528,698
Gladstone Land Corp.	9,314	129,465
Iron Mountain, Inc.(b)	77,819	9,247,232
Lamar Advertising Co., Class A	23,442	3,131,851
National Storage Affiliates Trust	18,543	893,773
Outfront Media, Inc.	39,217	720,809
PotlatchDeltic Corp.	21,783	981,324
Public Storage	42,735	15,549,984
Rayonier, Inc.	37,985	1,222,357
Safehold, Inc.	14,574	382,276
SBA Communications Corp., Class A	28,635	6,892,445
Uniti Group, Inc.	61,999	349,674
VICI Properties, Inc.	278,871	9,289,193
Weyerhaeuser Co.	197,206	6,677,395

		153,916,402

Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)(b)	10,788	85,549
Aaron’s Co., Inc. (The)	9,903	98,535
Abercrombie & Fitch Co., Class A(a)	12,863	1,799,534
Academy Sports & Outdoors, Inc.	20,262	1,182,490
Advance Auto Parts, Inc.	15,677	611,246
American Eagle Outfitters, Inc.	48,853	1,093,819
America’s Car-Mart, Inc.(a)(b)	1,966	82,415
Arhaus, Inc., Class A	13,661	168,167
Arko Corp., Class A	20,963	147,160
Asbury Automotive Group, Inc.(a)(b)	5,450	1,300,315
AutoNation, Inc.(a)(b)	6,921	1,238,305
AutoZone, Inc.(a)	4,603	14,499,634
Bath & Body Works, Inc.	61,607	1,966,495
Best Buy Co., Inc.	57,920	5,983,136
Beyond, Inc.(a)	11,623	117,160

Security	Shares	Value

Specialty Retail (continued)
Boot Barn Holdings, Inc.(a)(b)	8,227	$1,376,213
Buckle, Inc. (The)	6,836	300,579
Build-A-Bear Workshop, Inc.	4,292	147,516
Burlington Stores, Inc.(a)	17,135	4,514,730
Caleres, Inc.	10,750	355,287
Camping World Holdings, Inc., Class A	10,975	265,815
CarMax, Inc.(a)(b)	43,096	3,334,768
Carvana Co., Class A(a)(b)	29,197	5,083,490
Designer Brands, Inc., Class A	17,831	131,593
Destination XL Group, Inc.(a)	15,400	45,276
Dick’s Sporting Goods, Inc.	15,217	3,175,788
EVgo, Inc., Class A(a)(b)	20,833	86,249
Five Below, Inc.(a)	14,713	1,299,894
Floor & Decor Holdings, Inc., Class A(a)(b)	28,014	3,478,498
Foot Locker, Inc.	20,938	541,038
GameStop Corp., Class A(a)(b)	101,082	2,317,810
Gap, Inc. (The)	53,565	1,181,108
Genesco, Inc.(a)	3,216	87,379
Group 1 Automotive, Inc.	3,766	1,442,529
GrowGeneration Corp.(a)	28,239	60,149
Haverty Furniture Cos., Inc.	4,617	126,829
Home Depot, Inc. (The)	266,945	108,166,114
Leslie’s, Inc.(a)	42,082	132,979
Lithia Motors, Inc., Class A(b)	7,097	2,254,291
Lowe’s Cos., Inc.	154,020	41,716,317
MarineMax, Inc.(a)	5,454	192,363
Monro, Inc.	8,467	244,358
Murphy U.S.A., Inc.	4,950	2,439,706
National Vision Holdings, Inc.(a)	20,793	226,852
ODP Corp. (The)(a)(b)	9,067	269,743
OneWater Marine, Inc., Class A(a)(b)	3,398	81,246
O’Reilly Automotive, Inc.(a)	15,476	17,822,162
Penske Automotive Group, Inc.	5,358	870,246
Petco Health & Wellness Co., Inc.(a)	23,560	107,198
Revolve Group, Inc., Class A(a)(b)	9,790	242,596
RH(a)	4,196	1,403,268
Ross Stores, Inc.	88,309	13,291,388
Sally Beauty Holdings, Inc.(a)(b)	27,921	378,888
Shoe Carnival, Inc.	5,567	244,113
Signet Jewelers Ltd.	11,818	1,218,909
Sleep Number Corp.(a)	5,818	106,586
Sonic Automotive, Inc., Class A	3,359	196,434
Stitch Fix, Inc., Class A(a)	26,447	74,581
ThredUp, Inc., Class A(a)(b)	29,670	24,982
TJX Cos., Inc. (The)	304,661	35,809,854
Tractor Supply Co.	29,117	8,471,009
Ulta Beauty, Inc.(a)	12,768	4,968,284
Upbound Group, Inc.	16,472	526,939
Urban Outfitters, Inc.(a)	18,943	725,706
Valvoline, Inc.(a)	34,298	1,435,371
Victoria’s Secret & Co.(a)	21,339	548,412
Warby Parker, Inc., Class A(a)	26,027	425,021
Wayfair, Inc., Class A(a)	24,802	1,393,376
Williams-Sonoma, Inc.	33,891	5,250,394
Winmark Corp.	780	298,685
Zumiez, Inc.(a)	5,438	115,829

		311,400,698

Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	3,912,329	911,572,657
CompoSecure, Inc., Class A(b)	10,834	151,893
Corsair Gaming, Inc.(a)	10,280	71,549
Dell Technologies, Inc., Class C	73,363	8,696,450

24	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf, Inc.(a)(b)	6,743	$301,142
Eastman Kodak Co.(a)	20,163	95,169
Hewlett Packard Enterprise Co.	347,137	7,102,423
HP, Inc.	262,822	9,427,425
Immersion Corp.	5,051	45,055
IonQ, Inc.(a)(b)	45,805	400,336
NetApp, Inc.	55,633	6,871,232
Pure Storage, Inc., Class A(a)	82,828	4,161,279
Super Micro Computer, Inc.(a)(b)	13,309	5,541,867
Turtle Beach Corp.(a)	8,511	130,559
Western Digital Corp.(a)	88,177	6,021,607
Xerox Holdings Corp.	33,787	350,709

		960,941,352

Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)	15,701	250,431
Birkenstock Holding PLC(a)	11,799	581,573
Capri Holdings Ltd.(a)	30,624	1,299,683
Carter’s, Inc.	9,888	642,522
Columbia Sportswear Co.	10,074	838,056
Crocs, Inc.(a)	16,426	2,378,649
Deckers Outdoor Corp.(a)	41,130	6,558,179
Figs, Inc., Class A(a)	38,181	261,158
G-III Apparel Group Ltd.(a)	11,312	345,242
Hanesbrands, Inc.(a)	95,738	703,674
Kontoor Brands, Inc.	14,233	1,163,975
Lululemon Athletica, Inc.(a)	32,438	8,802,051
Movado Group, Inc.	4,380	81,468
NIKE, Inc., Class B	323,441	28,592,184
Oxford Industries, Inc.	4,626	401,352
PVH Corp.	14,720	1,484,218
Ralph Lauren Corp., Class A	11,021	2,136,641
Skechers U.S.A., Inc., Class A(a)	35,109	2,349,494
Steven Madden Ltd.	19,404	950,602
Tapestry, Inc.	63,354	2,976,371
Under Armour, Inc., Class A(a)	50,563	450,516
Under Armour, Inc., Class C, NVS(a)(b)	51,457	430,181
VF Corp.	93,045	1,856,248
Wolverine World Wide, Inc.	22,727	395,904

		65,930,372

Tobacco — 0.5%
Altria Group, Inc.	462,001	23,580,531
Philip Morris International, Inc.	418,897	50,854,096
Turning Point Brands, Inc.	6,139	264,898
Universal Corp.	6,692	355,412
Vector Group Ltd.	41,437	618,240

		75,673,177

Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	28,543	1,292,712
Alta Equipment Group, Inc., Class A	9,002	60,673
Applied Industrial Technologies, Inc.	10,642	2,374,549
Beacon Roofing Supply, Inc.(a)	17,330	1,497,832
BlueLinx Holdings, Inc.(a)	2,301	242,571
Boise Cascade Co.	11,020	1,553,600
Core & Main, Inc., Class A(a)	51,767	2,298,455
Custom Truck One Source, Inc.(a)(b)	17,323	59,764
Distribution Solutions Group, Inc.(a)	4,011	154,464
DNOW, Inc.(a)	27,837	359,932
DXP Enterprises, Inc.(a)	2,853	152,236
Fastenal Co.	153,178	10,939,973
Ferguson Enterprises, Inc.	54,367	10,795,655
FTAI Aviation Ltd.	27,497	3,654,351
GATX Corp.	9,083	1,203,043

Security	Shares	Value

Trading Companies & Distributors (continued)
Global Industrial Co.	3,983	$135,303
GMS, Inc.(a)	11,231	1,017,192
H&E Equipment Services, Inc.	8,192	398,787
Herc Holdings, Inc.	7,477	1,192,058
Hudson Technologies, Inc.(a)	11,405	95,118
McGrath RentCorp.	6,189	651,578
MRC Global, Inc.(a)	23,482	299,161
MSC Industrial Direct Co., Inc., Class A	12,424	1,069,209
Rush Enterprises, Inc., Class A	15,575	822,827
Rush Enterprises, Inc., Class B	3,380	162,071
SiteOne Landscape Supply, Inc.(a)(b)	12,310	1,857,702
Titan Machinery, Inc.(a)(b)	5,753	80,139
Transcat, Inc.(a)(b)	2,630	317,625
United Rentals, Inc.	17,850	14,453,681
Watsco, Inc.	9,292	4,570,549
WESCO International, Inc.	11,717	1,968,222
Willis Lease Finance Corp.	1,186	176,489
WW Grainger, Inc.	11,692	12,145,767
Xometry, Inc., Class A(a)	9,530	175,066

		78,228,354

Water Utilities — 0.1%
American States Water Co.	10,263	854,805
American Water Works Co., Inc.	52,462	7,672,043
California Water Service Group	15,597	845,670
Consolidated Water Co. Ltd.	4,743	119,571
Essential Utilities, Inc.	68,467	2,640,772
Middlesex Water Co.	5,205	339,574
SJW Group	7,718	448,493
York Water Co. (The)	3,319	124,330

		13,045,258

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	17,535	125,901
Shenandoah Telecommunications Co.	13,393	188,975
Spok Holdings, Inc.	7,707	116,068
Telephone & Data Systems, Inc.	27,753	645,257
T-Mobile U.S., Inc.	130,084	26,844,134

		27,920,335

Total Common Stocks — 99.8% (Cost: $9,309,205,986)		14,923,816,425

Rights

Biotechnology — 0.0%
Aduro Biotech CVR(a)(d)	4,039	1,938
Chinook Therapeutics, Inc., CVR(a)(d)	16,679	10,508
GTX, Inc., Contingent Rights(a)(b)(d)	684	701
Inhibrx, Inc., CVR(a)(d)	7,685	8,300

		21,447

Real Estate Management & Development — 0.0%
Seaport Entertainment Group, Inc.(a)(b)	1,083	3,195

Total Rights — 0.0% (Cost: $1,402)		24,642

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants(a)

Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable, 0.58 Share for 1 Warrant, Expires 09/01/25, Strike Price USD 0.00)	204	$2,630

Total Warrants — 0.0% (Cost: $22,807)		2,630

Total Long-Term Investments — 99.8% (Cost: $9,309,230,195)		14,923,843,697

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(f)(g)	232,302,002	232,487,843
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(f)	21,607,598	21,607,598

Total Short-Term Securities — 1.7% (Cost: $253,886,256)		254,095,441

Total Investments — 101.5% (Cost: $9,563,116,451)		15,177,939,138

Liabilities in Excess of Other Assets — (1.5)%		(225,066,303)

Net Assets — 100.0%		$14,952,872,835

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $17,060, representing 0.0% of its net assets as of period end, and an original cost of $96,475.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$223,915,337	$8,500,446	(a)	$—	$48,973	$23,087	$232,487,843	232,302,002	$708,823	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,894,297	2,713,301	(a)	—	—	—	21,607,598	21,607,598	631,097		—
BlackRock, Inc.	33,310,484	1,050,045		(1,295,100)	354,888	4,273,331	37,693,648	39,698	407,092		—

					$403,861	$4,296,418	$291,789,089		$1,747,012		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	27	12/20/24	$3,036	$109,542
S&P 500 E-Mini Index	85	12/20/24	24,711	565,622

				$675,164

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$675,164	$—	$—	$—	$675,164

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$950,130	$—	$—	$—	$950,130

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$82,012	$—	$—	$—	$82,012

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$26,396,779

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell 3000 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$14,923,799,365	$17,060	$—	$14,923,816,425
Rights	3,195	—	21,447	24,642
Warrants	2,630	—	—	2,630
Short-Term Securities
Money Market Funds	254,095,441	—	—	254,095,441

	$15,177,900,631	$17,060	$21,447	$15,177,939,138

Derivative Financial Instruments(a)
Assets
Equity Contracts	$675,164	$—	$—	$675,164

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2024	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
BWX Technologies, Inc.	110,085	$11,966,240
Curtiss-Wright Corp.	58,128	19,106,092
Hexcel Corp.	123,163	7,615,168
Howmet Aerospace, Inc.	577,273	57,871,618
Huntington Ingalls Industries, Inc.	60,066	15,880,249
L3Harris Technologies, Inc.	287,320	68,344,808
Loar Holdings, Inc.(a)(b)	2,155	160,741
Spirit AeroSystems Holdings, Inc., Class A(a)	154,577	5,025,298
Textron, Inc.	283,237	25,089,134
Woodward, Inc.(b)	91,595	15,709,459

		226,768,807

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	176,954	19,530,413
Expeditors International of Washington, Inc.	179,245	23,552,793
GXO Logistics, Inc.(a)	178,638	9,301,681

		52,384,887

Automobile Components — 0.5%
Aptiv PLC(a)(b)	413,093	29,746,827
BorgWarner, Inc.	345,608	12,542,114
Gentex Corp.	353,452	10,493,990
Lear Corp.	85,520	9,334,508
QuantumScape Corp., Class A(a)(b)	532,674	3,062,876

		65,180,315

Automobiles — 0.3%
Harley-Davidson, Inc.	185,554	7,149,396
Lucid Group, Inc.(a)(b)	1,345,994	4,751,359
Rivian Automotive, Inc., Class A(a)(b)	1,247,248	13,994,122
Thor Industries, Inc.	77,524	8,519,112

		34,413,989

Banks — 3.1%
Bank OZK	163,214	7,016,570
BOK Financial Corp.	35,177	3,680,218
Citizens Financial Group, Inc.	684,878	28,127,939
Columbia Banking System, Inc.	316,260	8,257,549
Comerica, Inc.	204,312	12,240,332
Commerce Bancshares, Inc.	180,704	10,733,818
Cullen/Frost Bankers, Inc.	89,589	10,021,425
East West Bancorp, Inc.	208,588	17,258,571
Fifth Third Bancorp	1,035,993	44,381,940
First Citizens BancShares, Inc., Class A	18,174	33,457,425
First Hawaiian, Inc.	193,846	4,487,535
First Horizon Corp.	827,979	12,858,514
FNB Corp.	541,971	7,647,211
Huntington Bancshares, Inc.	2,190,296	32,197,351
KeyCorp.	1,403,940	23,515,995
M&T Bank Corp.	252,109	44,905,655
Pinnacle Financial Partners, Inc.	114,960	11,262,631
Popular, Inc.	97,489	9,775,222
Prosperity Bancshares, Inc.	136,074	9,806,853
Regions Financial Corp.	1,393,770	32,516,654
Synovus Financial Corp.	218,931	9,735,862
Webster Financial Corp.	258,883	12,066,537
Western Alliance Bancorp	162,354	14,041,997
Wintrust Financial Corp.	98,417	10,681,197
Zions Bancorp N.A.	220,808	10,426,554

		421,101,555

Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS(a)	10,707	3,095,822
Brown-Forman Corp., Class A	73,898	3,553,016

Security	Shares	Value

Beverages (continued)
Brown-Forman Corp., Class B, NVS	260,860	$12,834,312
Coca-Cola Consolidated, Inc.	9,201	12,112,196
Molson Coors Beverage Co., Class B	265,535	15,273,573

		46,868,919

Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc.(a)(b)	21,487	5,909,570
Biogen, Inc.(a)	221,015	42,841,548
BioMarin Pharmaceutical, Inc.(a)	287,458	20,205,423
Exact Sciences Corp.(a)	167,421	11,404,719
Exelixis, Inc.(a)	74,507	1,933,457
GRAIL, Inc.(a)(b)	38,782	533,640
Incyte Corp.(a)	228,031	15,072,849
Ionis Pharmaceuticals, Inc.(a)(b)	18,523	742,031
Roivant Sciences Ltd.(a)	648,206	7,480,297
United Therapeutics Corp.(a)	66,247	23,739,612

		129,863,146

Broadline Retail — 0.6%
Dillard’s, Inc., Class A	4,748	1,821,760
eBay, Inc.	767,861	49,995,430
Etsy, Inc.(a)	61,199	3,398,380
Kohl’s Corp.	169,191	3,569,930
Macy’s, Inc.	417,805	6,555,360
Nordstrom, Inc.	153,652	3,455,634
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	93,319	9,070,607

		77,867,101

Building Products — 1.4%
A. O. Smith Corp.	182,673	16,409,516
Advanced Drainage Systems, Inc.	66,341	10,426,152
Allegion PLC	132,357	19,289,709
Armstrong World Industries, Inc.	44,072	5,792,383
AZEK Co., Inc. (The), Class A(a)	64,584	3,022,531
Builders FirstSource, Inc.(a)	165,488	32,081,504
Carlisle Cos., Inc.	60,376	27,154,106
Fortune Brands Innovations, Inc.	187,630	16,798,514
Hayward Holdings, Inc.(a)	216,531	3,321,585
Masco Corp.	333,833	28,021,942
Owens Corning	130,862	23,099,760
Simpson Manufacturing Co., Inc.	58,522	11,193,503

		196,611,205

Capital Markets — 4.1%
Affiliated Managers Group, Inc.	47,795	8,497,951
Ameriprise Financial, Inc.	13,282	6,240,016
Bank of New York Mellon Corp. (The)	1,121,276	80,574,893
Carlyle Group, Inc. (The)	332,108	14,300,570
Cboe Global Markets, Inc.	160,027	32,784,732
Coinbase Global, Inc., Class A(a)(b)	48,146	8,578,173
Evercore, Inc., Class A	54,651	13,845,284
FactSet Research Systems, Inc.	37,349	17,174,938
Franklin Resources, Inc.	435,131	8,767,890
Houlihan Lokey, Inc., Class A	72,528	11,460,875
Interactive Brokers Group, Inc., Class A	159,842	22,275,581
Invesco Ltd.	555,371	9,752,315
Janus Henderson Group PLC	195,324	7,435,985
Jefferies Financial Group, Inc.	190,966	11,753,957
Lazard, Inc.	10,675	537,807
MarketAxess Holdings, Inc.	56,033	14,355,655
MSCI, Inc., Class A	49,074	28,606,707
Nasdaq, Inc.	624,912	45,624,825
Northern Trust Corp.	302,301	27,216,159
Raymond James Financial, Inc.	286,853	35,128,018
Robinhood Markets, Inc., Class A(a)	1,010,044	23,655,230

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	151,562	$10,486,575
State Street Corp.	458,180	40,535,185
Stifel Financial Corp.	150,577	14,139,180
T Rowe Price Group, Inc.	332,715	36,242,645
TPG, Inc., Class A	95,814	5,515,054
Tradeweb Markets, Inc., Class A	107,130	13,248,767
Virtu Financial, Inc., Class A	123,714	3,768,328
XP, Inc., Class A	556,376	9,981,385

		562,484,680

Chemicals — 3.6%
Albemarle Corp.	178,184	16,875,807
Ashland, Inc.	75,337	6,552,059
Axalta Coating Systems Ltd.(a)	334,083	12,090,464
Celanese Corp., Class A	123,848	16,838,374
CF Industries Holdings, Inc.	276,150	23,693,670
Chemours Co. (The)	211,469	4,297,050
Corteva, Inc.	1,061,289	62,393,180
Dow, Inc.	1,067,812	58,334,570
DuPont de Nemours, Inc.	634,490	56,539,404
Eastman Chemical Co.	177,396	19,859,482
Element Solutions, Inc.	339,440	9,219,190
FMC Corp.	190,419	12,556,229
Huntsman Corp.	245,920	5,951,264
International Flavors & Fragrances, Inc.	387,931	40,705,600
LyondellBasell Industries NV, Class A	394,926	37,873,403
Mosaic Co. (The)	485,283	12,995,879
NewMarket Corp.	10,334	5,703,231
Olin Corp.	178,701	8,574,074
PPG Industries, Inc.	354,559	46,964,885
RPM International, Inc.	149,722	18,116,362
Scotts Miracle-Gro Co. (The)	63,924	5,542,211
Westlake Corp.	51,088	7,678,015

		489,354,403

Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.(a)	77,588	18,753,795
MSA Safety, Inc.	56,102	9,949,129
RB Global, Inc.(b)	277,518	22,337,424
Stericycle, Inc.(a)	139,285	8,496,385
Tetra Tech, Inc.	318,385	15,015,037
Veralto Corp.	205,923	23,034,547
Vestis Corp.	198,648	2,959,855

		100,546,172

Communications Equipment — 0.4%
Ciena Corp.(a)	217,888	13,419,722
F5, Inc.(a)	88,789	19,551,338
Juniper Networks, Inc.	496,294	19,345,540
Lumentum Holdings, Inc.(a)(b)	102,198	6,477,309
Ubiquiti, Inc.	3,723	825,464

		59,619,373

Construction & Engineering — 1.0%
AECOM	206,314	21,306,047
API Group Corp.(a)	348,043	11,492,380
EMCOR Group, Inc.	42,663	18,367,701
MasTec, Inc.(a)	95,038	11,699,178
MDU Resources Group, Inc.	308,724	8,462,125
Quanta Services, Inc.	152,941	45,599,359
Valmont Industries, Inc.	30,074	8,719,956
WillScot Holdings Corp.(a)(b)	197,756	7,435,626

		133,082,372

Security	Shares	Value

Construction Materials — 0.6%
Eagle Materials, Inc.	12,318	$3,543,273
Martin Marietta Materials, Inc.(b)	87,792	47,254,044
Vulcan Materials Co.	148,969	37,306,306

		88,103,623

Consumer Finance — 0.9%
Ally Financial, Inc.	363,109	12,923,049
Credit Acceptance Corp.(a)	2,121	940,494
Discover Financial Services	379,379	53,223,080
OneMain Holdings, Inc.	171,972	8,094,722
SLM Corp.	331,766	7,587,489
SoFi Technologies, Inc.(a)(b)	1,315,985	10,343,642
Synchrony Financial	598,747	29,865,500

		122,977,976

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	636,567	11,763,758
BJ’s Wholesale Club Holdings, Inc.(a)(b)	200,659	16,550,354
Casey’s General Stores, Inc.	46,462	17,456,238
Dollar General Corp.	333,299	28,187,096
Dollar Tree, Inc.(a)	306,295	21,538,664
Grocery Outlet Holding Corp.(a)	149,953	2,631,675
Kroger Co. (The)	1,006,600	57,678,180
Maplebear, Inc.(a)	261,013	10,633,670
Performance Food Group Co.(a)	199,358	15,623,687
Sysco Corp.	287,099	22,410,948
U.S. Foods Holding Corp.(a)	347,326	21,360,549
Walgreens Boots Alliance, Inc.	1,090,852	9,774,034

		235,608,853

Containers & Packaging — 1.8%
Amcor PLC	2,203,359	24,964,057
AptarGroup, Inc.	100,122	16,038,543
Avery Dennison Corp.	76,062	16,791,447
Ball Corp.	465,691	31,625,076
Berry Global Group, Inc.	174,506	11,862,918
Crown Holdings, Inc.	178,267	17,092,240
Graphic Packaging Holding Co.	452,534	13,390,481
International Paper Co.	525,522	25,671,750
Packaging Corp. of America	134,486	28,968,284
Sealed Air Corp.	119,462	4,336,471
Silgan Holdings, Inc.	125,709	6,599,722
Smurfit WestRock PLC	787,783	38,932,236
Sonoco Products Co.	149,214	8,151,561

		244,424,786

Distributors — 0.3%
Genuine Parts Co.	211,736	29,575,285
LKQ Corp.	398,323	15,901,054

		45,476,339

Diversified Consumer Services — 0.3%
ADT, Inc.	446,034	3,224,826
Bright Horizons Family Solutions, Inc.(a)	75,126	10,527,406
Grand Canyon Education, Inc.(a)	30,097	4,269,260
H&R Block, Inc.	170,492	10,834,767
Service Corp. International	215,894	17,040,513

		45,896,772

Diversified REITs — 0.2%
WP Carey, Inc.	329,578	20,532,709

Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(a)	375,063	13,325,988
GCI Liberty, Inc. Escrow, Class A(a)(c)	193,912	2
Iridium Communications, Inc.	161,797	4,926,719

30	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Liberty Global Ltd., Class A(a)	256,227	$5,408,952
Liberty Global Ltd., Class C, NVS(a)(b)	244,094	5,274,871

		28,936,532

Electric Utilities — 3.6%
Alliant Energy Corp.	389,498	23,638,634
Avangrid, Inc.	110,064	3,939,190
Edison International	577,153	50,264,255
Entergy Corp.	323,418	42,565,043
Evergy, Inc.	338,517	20,991,439
Eversource Energy	532,709	36,250,847
Exelon Corp.	1,518,075	61,557,941
FirstEnergy Corp.	875,996	38,850,423
IDACORP, Inc.	76,888	7,926,384
NRG Energy, Inc.	185,449	16,894,404
OGE Energy Corp.	303,211	12,437,715
PG&E Corp.	3,243,349	64,121,010
Pinnacle West Capital Corp.	172,832	15,311,187
PPL Corp.	1,120,353	37,061,277
Xcel Energy, Inc.	843,843	55,102,948

		486,912,697

Electrical Equipment — 1.5%
Acuity Brands, Inc.	46,701	12,860,988
AMETEK, Inc.	350,264	60,143,832
Generac Holdings, Inc.(a)	45,739	7,267,012
Hubbell, Inc.	81,233	34,796,156
nVent Electric PLC	249,797	17,550,737
Regal Rexnord Corp.	100,810	16,722,363
Rockwell Automation, Inc.	157,880	42,384,465
Sensata Technologies Holding PLC	227,169	8,146,280

		199,871,833

Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.(a)	80,904	10,746,478
Avnet, Inc.	136,804	7,429,825
CDW Corp.	101,643	23,001,811
Cognex Corp.	248,241	10,053,760
Coherent Corp.(a)	201,001	17,870,999
Corning, Inc.	1,162,858	52,503,039
Crane NXT Co.	75,800	4,252,380
IPG Photonics Corp.(a)	41,529	3,086,435
Jabil, Inc.	153,368	18,378,087
Keysight Technologies, Inc.(a)	264,364	42,015,371
Littelfuse, Inc.	37,008	9,816,372
TD SYNNEX Corp.	114,271	13,721,662
Teledyne Technologies, Inc.(a)	70,230	30,736,862
Trimble, Inc.(a)	370,243	22,988,388
Vontier Corp.(b)	236,431	7,977,182
Zebra Technologies Corp., Class A(a)	60,852	22,534,713

		297,113,364

Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	1,514,351	54,743,789
Halliburton Co.	1,337,487	38,853,997
NOV, Inc.	600,870	9,595,894
TechnipFMC PLC	650,566	17,064,346

		120,258,026

Entertainment — 1.3%
Electronic Arts, Inc.	405,729	58,197,768
Liberty Media Corp. - Liberty Formula One, Class A(a)	22,764	1,628,309
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	201,995	15,640,473

Security	Shares	Value

Entertainment (continued)
Liberty Media Corp. - Liberty Live, Class A(a)	30,064	$1,488,468
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	72,010	3,696,273
Madison Square Garden Sports Corp., Class A(a)	26,023	5,419,550
Playtika Holding Corp.	106,152	840,724
Roku, Inc., Class A(a)	162,936	12,164,802
Take-Two Interactive Software, Inc.(a)(b)	261,575	40,206,693
TKO Group Holdings, Inc., Class A(a)	104,255	12,897,386
Warner Bros Discovery, Inc., Class A(a)	3,682,483	30,380,485

		182,560,931

Financial Services — 1.7%
Affirm Holdings, Inc., Class A(a)(b)	352,788	14,400,806
Block, Inc., Class A(a)	487,130	32,701,037
Euronet Worldwide, Inc.(a)	65,823	6,531,616
Fidelity National Information Services, Inc.	852,832	71,424,680
Global Payments, Inc.	386,161	39,550,610
Jack Henry & Associates, Inc.	110,021	19,423,107
MGIC Investment Corp.	391,973	10,034,509
Rocket Cos., Inc., Class A(a)(b)	213,292	4,093,074
TFS Financial Corp.	76,050	978,003
UWM Holdings Corp., Class A	56,637	482,547
Voya Financial, Inc.	154,841	12,266,504
Western Union Co. (The)	377,551	4,504,183
WEX, Inc.(a)	56,567	11,863,797

		228,254,473

Food Products — 2.8%
Archer-Daniels-Midland Co.	723,435	43,218,007
Bunge Global SA	214,090	20,689,658
Campbell Soup Co.	291,945	14,281,949
Conagra Brands, Inc.	722,376	23,491,668
Darling Ingredients, Inc.(a)	240,895	8,951,658
Flowers Foods, Inc.	285,100	6,577,257
Freshpet, Inc.(a)	48,633	6,651,535
General Mills, Inc.	847,169	62,563,431
Hershey Co. (The)	190,249	36,485,953
Hormel Foods Corp.	439,660	13,937,222
Ingredion, Inc.	99,388	13,658,893
J M Smucker Co. (The)	156,868	18,996,715
Kellanova	397,582	32,088,843
Lamb Weston Holdings, Inc.	147,509	9,549,733
McCormick & Co., Inc., NVS	381,897	31,430,123
Pilgrim’s Pride Corp.(a)	58,628	2,699,819
Post Holdings, Inc.(a)	75,343	8,720,952
Seaboard Corp.	419	1,314,403
Tyson Foods, Inc., Class A	426,707	25,414,669

		380,722,488

Gas Utilities — 0.4%
Atmos Energy Corp.	228,198	31,653,345
National Fuel Gas Co.	137,656	8,343,330
UGI Corp.	321,099	8,033,897

		48,030,572

Ground Transportation — 0.5%
Avis Budget Group, Inc.	16,004	1,401,790
JB Hunt Transport Services, Inc.	124,144	21,393,736
Knight-Swift Transportation Holdings, Inc.	237,352	12,805,140
Landstar System, Inc.	53,953	10,190,103
Lyft, Inc., Class A(a)	171,933	2,192,146
Ryder System, Inc.	64,822	9,451,048
Saia, Inc.(a)(b)	16,727	7,314,048
Schneider National, Inc., Class B(b)	72,029	2,055,708

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation (continued)
U-Haul Holding Co.(a)(b)	6,863	$531,745
U-Haul Holding Co., NVS(b)	86,643	6,238,296

		73,573,760

Health Care Equipment & Supplies — 2.5%
Align Technology, Inc.(a)	47,346	12,041,035
Baxter International, Inc.	772,526	29,332,812
Cooper Cos., Inc. (The)(a)	296,083	32,669,798
DENTSPLY SIRONA, Inc.	307,910	8,332,045
Enovis Corp.(a)(b)	82,504	3,551,797
Envista Holdings Corp.(a)(b)	261,577	5,168,761
GE HealthCare Technologies, Inc.	606,711	56,939,827
Globus Medical, Inc., Class A(a)	171,081	12,239,135
Hologic, Inc.(a)	346,824	28,252,283
Masimo Corp.(a)	30,900	4,119,897
QuidelOrtho Corp.(a)	81,033	3,695,105
ResMed, Inc.	160,369	39,149,280
Solventum Corp.(a)(b)	211,230	14,726,956
STERIS PLC	149,516	36,263,611
Teleflex, Inc.	71,579	17,702,918
Zimmer Biomet Holdings, Inc.	310,176	33,483,499

		337,668,759

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	138,021	8,751,912
Amedisys, Inc.(a)	48,781	4,707,854
Cardinal Health, Inc.	149,940	16,571,369
Centene Corp.(a)	797,796	60,058,083
Chemed Corp.	20,218	12,150,411
Encompass Health Corp.	150,422	14,536,782
Henry Schein, Inc.(a)(b)	193,775	14,126,198
Humana, Inc.	182,910	57,934,913
Labcorp Holdings, Inc.	127,512	28,496,382
Molina Healthcare, Inc.(a)	32,733	11,278,483
Premier, Inc., Class A	158,693	3,173,860
Quest Diagnostics, Inc.	168,733	26,195,798
R1 RCM, Inc.(a)	237,985	3,372,247
Tenet Healthcare Corp.(a)	144,116	23,952,079
Universal Health Services, Inc., Class B	87,967	20,145,323

		305,451,694

Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	263,612	31,303,925
Healthcare Realty Trust, Inc.	576,676	10,466,670
Healthpeak Properties, Inc.	1,064,613	24,347,699
Medical Properties Trust, Inc.(b)	901,690	5,274,887
Omega Healthcare Investors, Inc.	376,049	15,305,194
Ventas, Inc.	611,801	39,234,798

		125,933,173

Health Care Technology — 0.1%
Certara, Inc.(a)	180,540	2,114,123
Doximity, Inc., Class A(a)	171,121	7,455,742

		9,569,865

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	1,057,242	18,607,459
Park Hotels & Resorts, Inc.	314,989	4,441,345

		23,048,804

Hotels, Restaurants & Leisure — 2.1%
Aramark	399,267	15,463,611
Boyd Gaming Corp.	103,591	6,697,158
Caesars Entertainment, Inc.(a)	325,752	13,596,888
Carnival Corp.(a)	1,513,904	27,976,946
Choice Hotels International, Inc.(b)	6,182	805,515

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	85,239	$13,990,277
Domino’s Pizza, Inc.	34,447	14,817,033
Dutch Bros, Inc., Class A(a)	100,731	3,226,414
Hilton Worldwide Holdings, Inc.	181,540	41,844,970
Hyatt Hotels Corp., Class A	56,935	8,665,507
Marriott Vacations Worldwide Corp.	52,711	3,873,204
MGM Resorts International(a)	356,076	13,919,011
Penn Entertainment, Inc.(a)(b)	232,050	4,376,463
Planet Fitness, Inc., Class A(a)	60,444	4,909,262
Royal Caribbean Cruises Ltd.	234,874	41,657,253
Travel + Leisure Co.	101,663	4,684,631
Vail Resorts, Inc.	9,084	1,583,250
Wendy’s Co. (The)	132,972	2,329,669
Wyndham Hotels & Resorts, Inc.	106,966	8,358,323
Wynn Resorts Ltd.	144,048	13,811,322
Yum! Brands, Inc.	263,331	36,789,974

		283,376,681

Household Durables — 2.7%
DR Horton, Inc.	449,918	85,830,857
Garmin Ltd.	234,929	41,354,552
Leggett & Platt, Inc.	200,007	2,724,095
Lennar Corp., Class A	361,162	67,710,652
Lennar Corp., Class B	17,102	2,957,620
Mohawk Industries, Inc.(a)	79,913	12,840,421
Newell Brands, Inc.	629,036	4,830,996
NVR, Inc.(a)	4,361	42,789,260
PulteGroup, Inc.	313,068	44,934,650
SharkNinja, Inc.	80,961	8,801,270
Toll Brothers, Inc.	154,875	23,926,639
TopBuild Corp.(a)	44,290	18,017,615
Whirlpool Corp.	80,108	8,571,556

		365,290,183

Household Products — 0.3%
Church & Dwight Co., Inc.	370,129	38,759,909
Reynolds Consumer Products, Inc.	85,017	2,644,029
Spectrum Brands Holdings, Inc.	41,345	3,933,563

		45,337,501

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,077,694	21,618,542
Brookfield Renewable Corp., Class A	206,322	6,738,476
Clearway Energy, Inc., Class A	51,878	1,476,967
Clearway Energy, Inc., Class C	127,571	3,913,878

		33,747,863

Industrial REITs — 0.5%
Americold Realty Trust, Inc.	435,113	12,300,645
EastGroup Properties, Inc.	73,672	13,763,403
First Industrial Realty Trust, Inc.	202,330	11,326,433
Lineage, Inc.	93,885	7,358,706
Rexford Industrial Realty, Inc.	325,915	16,396,784
STAG Industrial, Inc.	276,090	10,792,358

		71,938,329

Insurance — 6.4%
Aflac, Inc.	846,620	94,652,116
Allstate Corp. (The)	336,380	63,794,467
American Financial Group, Inc.	109,365	14,720,529
Arch Capital Group Ltd.(a)	547,297	61,231,588
Arthur J. Gallagher & Co.	304,879	85,783,804
Assurant, Inc.	79,251	15,759,854
Assured Guaranty Ltd.	79,203	6,298,223
Axis Capital Holdings Ltd.	118,306	9,418,341

32	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brighthouse Financial, Inc.(a)	93,854	$4,226,246
Brown & Brown, Inc.	202,508	20,979,829
Cincinnati Financial Corp.	232,250	31,613,870
CNA Financial Corp.	33,442	1,636,652
Everest Group Ltd.	54,529	21,366,098
Fidelity National Financial, Inc., Class A	397,360	24,660,162
First American Financial Corp.	153,076	10,104,547
Globe Life, Inc.	135,306	14,330,258
Hanover Insurance Group, Inc. (The)	54,381	8,054,370
Hartford Financial Services Group, Inc. (The)	443,894	52,206,373
Kemper Corp.	92,570	5,669,913
Lincoln National Corp.	253,726	7,994,906
Loews Corp.	271,176	21,436,463
Markel Group, Inc.(a)	14,864	23,315,373
Old Republic International Corp.	378,741	13,415,006
Primerica, Inc.	52,649	13,959,882
Principal Financial Group, Inc.	348,554	29,940,789
Prudential Financial, Inc.	545,354	66,042,369
Reinsurance Group of America, Inc.	99,482	21,674,143
RenaissanceRe Holdings Ltd.	77,661	21,154,856
RLI Corp.	59,275	9,186,440
Unum Group	282,844	16,812,247
W R Berkley Corp.	445,462	25,271,059
White Mountains Insurance Group Ltd.(b)	3,781	6,413,332
Willis Towers Watson PLC	155,071	45,673,062

		868,797,167

Interactive Media & Services — 0.2%
IAC, Inc.(a)	113,159	6,090,217
Match Group, Inc.(a)(b)	391,690	14,821,550
TripAdvisor, Inc.(a)	154,536	2,239,227
Trump Media & Technology Group Corp., Class A(a)(b)	33,042	530,985
ZoomInfo Technologies, Inc., Class A(a)	472,428	4,875,457

		28,557,436

IT Services — 1.3%
Akamai Technologies, Inc.(a)	228,379	23,054,860
Amdocs Ltd.	174,081	15,228,606
Cognizant Technology Solutions Corp., Class A	755,153	58,282,708
DXC Technology Co.(a)(b)	274,324	5,692,223
EPAM Systems, Inc.(a)	78,810	15,685,554
Globant SA(a)(b)	15,862	3,142,897
Kyndryl Holdings, Inc.(a)	347,128	7,977,001
Okta, Inc., Class A(a)	134,484	9,997,541
Twilio, Inc., Class A(a)	208,645	13,607,827
VeriSign, Inc.(a)	119,727	22,743,341

		175,412,558

Leisure Products — 0.2%
Brunswick Corp.	103,569	8,681,154
Hasbro, Inc.	26,949	1,948,952
Mattel, Inc.(a)	513,316	9,778,670
Polaris, Inc.	77,721	6,469,496
YETI Holdings, Inc.(a)(b)	93,017	3,816,487

		30,694,759

Life Sciences Tools & Services — 2.7%
10X Genomics, Inc., Class A(a)	56,005	1,264,593
Agilent Technologies, Inc.	444,389	65,982,879
Avantor, Inc.(a)	1,028,880	26,617,126
Azenta, Inc.(a)	80,292	3,889,345
Bio-Rad Laboratories, Inc., Class A(a)(b)	29,287	9,798,844
Bio-Techne Corp.	235,069	18,789,065
Bruker Corp.	59,638	4,118,600

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(a)	77,661	$15,296,887
Fortrea Holdings, Inc.(a)	123,919	2,478,380
Illumina, Inc.(a)	242,530	31,628,337
IQVIA Holdings, Inc.(a)	242,554	57,478,021
Mettler-Toledo International, Inc.(a)	32,009	48,003,897
QIAGEN NV	337,449	15,377,551
Repligen Corp.(a)	73,172	10,889,457
Revvity, Inc.	186,629	23,841,855
Sotera Health Co.(a)	229,333	3,829,861
Waters Corp.(a)	35,210	12,671,727
West Pharmaceutical Services, Inc.	43,281	12,991,225

		364,947,650

Machinery — 5.0%
AGCO Corp.	94,005	9,199,329
Allison Transmission Holdings, Inc.	133,664	12,841,100
CNH Industrial NV	1,321,857	14,672,613
Crane Co.	74,817	11,842,035
Cummins, Inc.	207,284	67,116,486
Donaldson Co., Inc.	182,138	13,423,571
Dover Corp.	208,033	39,888,247
Esab Corp.	85,765	9,117,677
Flowserve Corp.	200,003	10,338,155
Fortive Corp.	533,843	42,136,228
Gates Industrial Corp. PLC(a)	313,622	5,504,066
Graco, Inc.	254,227	22,247,405
IDEX Corp.	115,146	24,698,817
Ingersoll Rand, Inc.(b)	612,290	60,102,386
ITT, Inc.	124,790	18,657,353
Lincoln Electric Holdings, Inc.	60,363	11,590,903
Middleby Corp. (The)(a)	80,769	11,237,391
Nordson Corp.	86,265	22,655,777
Oshkosh Corp.	99,421	9,962,978
Otis Worldwide Corp.	612,937	63,708,672
Pentair PLC	250,172	24,464,320
RBC Bearings, Inc.(a)(b)	43,305	12,964,651
Snap-on, Inc.	78,649	22,785,402
Stanley Black & Decker, Inc.	233,827	25,751,368
Timken Co. (The)	98,265	8,282,757
Toro Co. (The)	158,983	13,788,596
Westinghouse Air Brake Technologies Corp.	265,386	48,239,213
Xylem, Inc.	366,610	49,503,348

		686,720,844

Marine Transportation — 0.1%
Kirby Corp.(a)	88,343	10,815,833

Media — 1.4%
Charter Communications, Inc., Class A(a)(b)	142,360	46,136,029
Fox Corp., Class A, NVS(b)	349,970	14,814,230
Fox Corp., Class B	201,116	7,803,301
Interpublic Group of Cos., Inc. (The)	571,145	18,065,316
Liberty Broadband Corp., Class A(a)	18,940	1,454,971
Liberty Broadband Corp., Class C, NVS(a)	127,634	9,864,832
New York Times Co. (The), Class A	245,089	13,644,105
News Corp., Class A, NVS	578,435	15,403,724
News Corp., Class B	172,401	4,818,608
Nexstar Media Group, Inc., Class A	29,286	4,842,440
Omnicom Group, Inc.	293,664	30,361,921
Paramount Global, Class A(b)	13,861	303,001
Paramount Global, Class B, NVS	900,254	9,560,697
Sirius XM Holdings, Inc.(b)	373,317	8,828,947

		185,902,122

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.3%
Alcoa Corp.	380,061	$14,662,753
ATI, Inc.(a)	187,002	12,512,304
Cleveland-Cliffs, Inc.(a)(b)	477,369	6,096,002
MP Materials Corp., Class A(a)(b)	197,637	3,488,293
Nucor Corp.	363,669	54,673,998
Reliance, Inc.	86,804	25,104,585
Royal Gold, Inc.	99,836	14,006,991
Steel Dynamics, Inc.	225,455	28,425,366
United States Steel Corp.	337,967	11,940,374

		170,910,666

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	1,124,924	11,766,705
Annaly Capital Management, Inc.	758,753	15,228,173
Rithm Capital Corp.	777,635	8,826,157
Starwood Property Trust, Inc.	476,380	9,708,624

		45,529,659

Multi-Utilities — 2.4%
Ameren Corp.	403,651	35,303,317
CenterPoint Energy, Inc.	961,008	28,272,855
CMS Energy Corp.	451,242	31,871,222
Consolidated Edison, Inc.	525,447	54,714,796
DTE Energy Co.	313,640	40,274,512
NiSource, Inc.	680,335	23,573,608
Public Service Enterprise Group, Inc.	756,574	67,493,967
WEC Energy Group, Inc.	479,844	46,151,396

		327,655,673

Office REITs — 0.4%
BXP, Inc.	238,212	19,166,538
Cousins Properties, Inc.	229,621	6,769,227
Highwoods Properties, Inc.	157,294	5,270,922
Kilroy Realty Corp.	178,949	6,925,326
Vornado Realty Trust	268,163	10,565,622

		48,697,635

Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp.	314,823	4,738,086
Antero Resources Corp.(a)	440,004	12,606,115
APA Corp.	550,025	13,453,611
Cheniere Energy, Inc.	170,995	30,751,741
Chesapeake Energy Corp.	199,095	16,375,564
Chord Energy Corp.	93,720	12,205,156
Civitas Resources, Inc.	109,858	5,566,505
Coterra Energy, Inc.	1,123,887	26,917,094
Devon Energy Corp.	954,711	37,348,294
Diamondback Energy, Inc.	286,150	49,332,260
DT Midstream, Inc.	147,291	11,585,910
EQT Corp.	838,629	30,727,367
Hess Corp.	149,923	20,359,543
HF Sinclair Corp.	240,603	10,723,676
Kinder Morgan, Inc.	2,941,308	64,973,494
Marathon Oil Corp.	847,197	22,560,856
Matador Resources Co.	166,203	8,213,752
New Fortress Energy, Inc., Class A(b)	48,561	441,419
ONEOK, Inc.	885,333	80,680,396
Ovintiv, Inc.	397,992	15,247,074
Permian Resources Corp., Class A	784,776	10,680,801
Range Resources Corp.	361,098	11,107,374
Southwestern Energy Co.(a)	1,677,052	11,923,840
Viper Energy, Inc., Class A	109,297	4,930,388
Williams Cos., Inc. (The)	1,846,520	84,293,638

		597,743,954

Security	Shares	Value

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	29,784	$3,200,589

Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)	191,560	8,660,428
American Airlines Group, Inc.(a)(b)	930,680	10,460,843
Delta Air Lines, Inc.	977,289	49,636,508
Southwest Airlines Co.	909,596	26,951,329
United Airlines Holdings, Inc.(a)	498,428	28,440,302

		124,149,410

Personal Care Products — 0.6%
BellRing Brands, Inc.(a)	197,662	12,002,037
Coty, Inc., Class A(a)	581,167	5,457,158
Kenvue, Inc.	2,905,431	67,20.2,619

		84,661,814

Pharmaceuticals — 0.7%
Catalent, Inc.(a)	274,702	16,638,700
Elanco Animal Health, Inc.(a)	746,730	10,969,464
Jazz Pharmaceuticals PLC(a)(b)	94,910	10,573,923
Organon & Co.	392,361	7,505,866
Perrigo Co. PLC	203,264	5,331,615
Royalty Pharma PLC, Class A	595,186	16,837,812
Viatris, Inc.	1,805,107	20,957,292

		88,814,672

Professional Services — 2.4%
Amentum Holdings, Inc.(a)	189,014	6,095,701
Broadridge Financial Solutions, Inc.	15,685	3,372,746
CACI International, Inc., Class A(a)	33,391	16,847,763
Clarivate PLC(a)(b)	615,217	4,368,041
Concentrix Corp.	72,162	3,698,303
Dayforce, Inc.(a)(b)	206,141	12,626,136
Dun & Bradstreet Holdings, Inc.	466,761	5,372,419
Equifax, Inc.	148,913	43,759,574
FTI Consulting, Inc.(a)	53,629	12,203,815
Genpact Ltd.	267,710	10,496,909
Jacobs Solutions, Inc.	189,014	24,741,933
KBR, Inc.	184,509	12,017,071
Leidos Holdings, Inc.	204,520	33,336,760
ManpowerGroup, Inc.	70,919	5,213,965
Parsons Corp.(a)(b)	69,534	7,209,285
Paychex, Inc.	312,767	41,970,204
Paycom Software, Inc.	28,392	4,729,255
Paycor HCM, Inc.(a)	95,849	1,360,097
Robert Half, Inc.	154,148	10,391,117
Science Applications International Corp.	78,173	10,887,154
SS&C Technologies Holdings, Inc.	325,701	24,170,271
TransUnion	277,587	29,063,359

		323,931,878

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A(a)	464,073	57,767,807
CoStar Group, Inc.(a)	615,776	46,454,141
Howard Hughes Holdings, Inc.(a)(b)	48,114	3,725,467
Jones Lang LaSalle, Inc.(a)	49,859	13,452,457
Seaport Entertainment Group, Inc.(a)(b)	5,344	146,533
Zillow Group, Inc., Class A(a)(b)	71,328	4,417,343
Zillow Group, Inc., Class C, NVS(a)	241,068	15,392,192

		141,355,940

Residential REITs — 2.1%
American Homes 4 Rent, Class A	512,136	19,660,901
AvalonBay Communities, Inc.	215,200	48,473,800
Camden Property Trust	156,958	19,389,022
Equity LifeStyle Properties, Inc.	280,522	20,012,440

34	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Equity Residential	573,037	$42,668,335
Essex Property Trust, Inc.	96,842	28,609,064
Invitation Homes, Inc.	927,993	32,721,033
Mid-America Apartment Communities, Inc.	176,817	28,096,221
Sun Communities, Inc.	187,775	25,377,791
UDR, Inc.	497,333	22,549,078

		287,557,685

Retail REITs — 1.8%
Agree Realty Corp.	150,967	11,372,344
Brixmor Property Group, Inc.	456,575	12,720,180
Federal Realty Investment Trust	124,814	14,349,866
Kimco Realty Corp.	999,261	23,202,840
NNN REIT, Inc.	274,913	13,330,531
Realty Income Corp.	1,322,383	83,865,530
Regency Centers Corp.	278,833	20,140,108
Simon Property Group, Inc.	365,205	61,726,949

		240,708,348

Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.(a)(b)	187,156	4,360,735
Amkor Technology, Inc.	169,888	5,198,573
Astera Labs, Inc.(a)(b)	31,762	1,664,011
Cirrus Logic, Inc.(a)	82,276	10,219,502
First Solar, Inc.(a)	161,742	40,344,924
GLOBALFOUNDRIES, Inc.(a)(b)	150,271	6,048,408
Lattice Semiconductor Corp.(a)	26,743	1,419,251
MACOM Technology Solutions Holdings, Inc.(a)	85,137	9,472,343
Microchip Technology, Inc.	804,510	64,594,108
MKS Instruments, Inc.	95,428	10,373,978
ON Semiconductor Corp.(a)	651,324	47,292,636
Onto Innovation, Inc.(a)	55,680	11,556,941
Qorvo, Inc.(a)(b)	144,222	14,898,132
Skyworks Solutions, Inc.	243,658	24,066,101
Teradyne, Inc.	20,796	2,785,208
Universal Display Corp.	35,284	7,406,111
Wolfspeed, Inc.(a)(b)	188,536	1,828,799

		263,529,761

Software — 1.8%
ANSYS, Inc.(a)	132,360	42,173,867
Aspen Technology, Inc.(a)	41,062	9,806,427
BILL Holdings, Inc.(a)	116,883	6,166,747
CCC Intelligent Solutions Holdings, Inc.(a)(b)	690,038	7,624,920
Dolby Laboratories, Inc., Class A	88,876	6,801,680
DoubleVerify Holdings, Inc.(a)	94,800	1,596,432
Dropbox, Inc., Class A(a)	255,140	6,488,210
Fair Isaac Corp.(a)	5,564	10,813,745
Gen Digital, Inc.	823,392	22,585,642
Guidewire Software, Inc.(a)(b)	68,378	12,509,071
HashiCorp, Inc., Class A(a)	46,856	1,586,544
Informatica, Inc., Class A(a)(b)	98,528	2,490,788
MicroStrategy, Inc., Class A(a)(b)	222,856	37,573,522
nCino, Inc.(a)	48,002	1,516,383
Nutanix, Inc., Class A(a)	263,760	15,627,780
PTC, Inc.(a)	70,904	12,809,517
SentinelOne, Inc., Class A(a)(b)	351,344	8,404,148
Tyler Technologies, Inc.(a)	9,723	5,675,510
UiPath, Inc., Class A(a)	95,450	1,221,760
Unity Software, Inc.(a)(b)	252,422	5,709,786
Zoom Video Communications, Inc., Class A(a)	399,888	27,888,189

		247,070,668

Specialized REITs — 3.2%
Crown Castle, Inc.	659,586	78,246,687

Security	Shares	Value

Specialized REITs (continued)
CubeSmart	338,737	$18,234,213
Digital Realty Trust, Inc.	489,980	79,293,464
EPR Properties	114,916	5,635,481
Extra Space Storage, Inc.	317,299	57,174,107
Gaming & Leisure Properties, Inc.	396,896	20,420,299
Iron Mountain, Inc.	189,489	22,516,978
Lamar Advertising Co., Class A	98,798	13,199,413
National Storage Affiliates Trust	104,717	5,047,359
Rayonier, Inc.	225,099	7,243,686
SBA Communications Corp., Class A	162,796	39,184,997
VICI Properties, Inc.	1,581,623	52,683,862
Weyerhaeuser Co.	1,105,883	37,445,198

		436,325,744

Specialty Retail — 1.8%
Advance Auto Parts, Inc.	90,179	3,516,079
AutoNation, Inc.(a)	38,721	6,927,961
Bath & Body Works, Inc.	343,470	10,963,562
Best Buy Co., Inc.	326,798	33,758,234
CarMax, Inc.(a)(b)	222,304	17,201,884
Carvana Co., Class A(a)	106,403	18,525,826
Dick’s Sporting Goods, Inc.	76,925	16,054,248
Five Below, Inc.(a)	17,338	1,531,812
Floor & Decor Holdings, Inc., Class A(a)(b)	101,867	12,648,825
GameStop Corp., Class A(a)(b)	570,857	13,089,751
Gap, Inc. (The)	305,404	6,734,158
Lithia Motors, Inc., Class A	41,479	13,175,390
Penske Automotive Group, Inc.	28,367	4,607,368
RH(a)	18,262	6,107,361
Ross Stores, Inc.	383,852	57,773,565
Ulta Beauty, Inc.(a)	9,766	3,800,146
Wayfair, Inc., Class A(a)(b)	142,907	8,028,515
Williams-Sonoma, Inc.	79,237	12,275,396

		246,720,081

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	1,968,506	40,275,633
HP, Inc.	1,124,756	40,344,998
NetApp, Inc.	173,192	21,390,944
Pure Storage, Inc., Class A(a)	59,875	3,008,120
Western Digital Corp.(a)	496,595	33,912,472

		138,932,167

Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc.(a)(b)	88,668	1,414,255
Birkenstock Holding PLC(a)	59,694	2,942,317
Capri Holdings Ltd.(a)	172,370	7,315,383
Carter’s, Inc.	53,390	3,469,282
Columbia Sportswear Co.	50,655	4,213,989
Crocs, Inc.(a)	74,281	10,756,632
PVH Corp.(b)	84,514	8,521,547
Ralph Lauren Corp., Class A	61,273	11,878,997
Skechers U.S.A., Inc., Class A(a)(b)	183,319	12,267,707
Tapestry, Inc.	346,378	16,272,838
Under Armour, Inc., Class A(a)	286,245	2,550,443
Under Armour, Inc., Class C, NVS(a)(b)	291,170	2,434,181
VF Corp.	529,800	10,569,510

		94,607,081

Trading Companies & Distributors — 1.5%
Air Lease Corp., Class A	160,047	7,248,529
Core & Main, Inc., Class A(a)	100,272	4,452,077
Fastenal Co.	136,679	9,761,614
Ferguson Enterprises, Inc.	286,367	56,863,895
MSC Industrial Direct Co., Inc., Class A	69,805	6,007,418

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.(a)(b)	42,742	$6,450,195
United Rentals, Inc.	76,413	61,873,898
Watsco, Inc.	52,462	25,805,009
WESCO International, Inc.	66,533	11,176,213
WW Grainger, Inc.	8,676	9,012,716

		198,651,564

Water Utilities — 0.4%
American Water Works Co., Inc.	295,899	43,272,270
Essential Utilities, Inc.	382,730	14,761,896

		58,034,166

Total Common Stocks — 99.7% (Cost: $11,321,549,132)		13,567,403,034

Rights

Real Estate Management & Development — 0.0%
Seaport Entertainment Group, Inc.(a)(b)	5,371	15,844

Total Rights — 0.0% (Cost: $ —)		15,844

Total Long-Term Investments — 99.7% (Cost: $11,321,549,132)		13,567,418,878

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	326,127,264	$326,388,166
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	22,797,579	22,797,579

Total Short-Term Securities — 2.6% (Cost: $348,841,262)		349,185,745

Total Investments — 102.3% (Cost: $11,670,390,394)		13,916,604,623

Liabilities in Excess of Other Assets — (2.3)%		(311,904,029)

Net Assets — 100.0%		$13,604,700,594

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$324,395,686	$1,877,863	(a)	$—	$22,579	$92,038	$326,388,166	326,127,264	$1,547,177	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,880,703	1,916,876	(a)	—	—	—	22,797,579	22,797,579	500,998		—

					$22,579	$92,038	$349,185,745		$2,048,175		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	18	12/20/24	$5,233	$112,997
S&P Mid 400 E-Mini Index	96	12/20/24	30,227	1,065,462

				$1,178,459

36	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Russell Mid-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,178,459	$—	$—	$—	$1,178,459

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$293,176	$—	$—	$—	$293,176

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$88,675	$—	$—	$—	$88,675

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$43,248,078

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$13,567,403,032	$—	$2	$13,567,403,034
Rights	15,844	—	—	15,844
Short-Term Securities
Money Market Funds	349,185,745	—	—	349,185,745

	$13,916,604,621	$—	$2	$13,916,604,623

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,178,459	$—	$—	$1,178,459

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	37

Statements of Assets and Liabilities (unaudited)

September 30, 2024

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$14,886,150,049	$13,567,418,878
Investments, at value — affiliated(c)	291,789,089	349,185,745
Cash	—	295
Cash pledged:
Futures contracts	1,411,459	1,899,590
Receivables:
Investments sold	—	4,950
Securities lending income — affiliated	108,574	193,846
Dividends — unaffiliated	7,883,913	14,139,328
Dividends — affiliated	116,462	109,625
Variation margin on futures contracts	90,269	36,690

Total assets	15,187,549,815	13,932,988,947

LIABILITIES
Bank overdraft	24,414	—
Collateral on securities loaned	232,247,453	325,763,752
Payables:
Investments purchased	1,125	—
Investment advisory fees	2,403,988	2,522,622
Variation margin on futures contracts	—	1,979

Total liabilities	234,676,980	328,288,353

Commitments and contingent liabilities

NET ASSETS	$14,952,872,835	$13,604,700,594

NET ASSETS CONSIST OF:
Paid-in capital	$9,518,420,000	$11,458,518,713
Accumulated earnings	5,434,452,835	2,146,181,881

NET ASSETS	$14,952,872,835	$13,604,700,594

NET ASSET VALUE

Shares outstanding	$45,750,000	$102,900,000

Net asset value	$326.84	$132.21

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$9,285,971,985	$11,321,549,132
(b) Securities loaned, at value	$226,567,508	$314,989,099
(c) Investments, at cost — affiliated	$277,144,466	$348,841,262

See notes to financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended September 30, 2024

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$94,704,727	$123,796,458
Dividends — affiliated	1,038,189	500,998
Interest — unaffiliated	15,333	13,825
Securities lending income — affiliated — net	708,823	1,547,177
Foreign taxes withheld	(21,284)	(57,996)

Total investment income	96,445,788	125,800,462

EXPENSES
Investment advisory	14,105,290	15,043,805

Total expenses	14,105,290	15,043,805

Net investment income	82,340,498	110,756,657

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(22,563,612)	(372,158,601)
Investments — affiliated	5,497	22,579
Futures contracts	950,130	293,176
Foreign currency transactions	1,866	11,348
In-kind redemptions — unaffiliated(a)	188,944,557	1,261,438,281
In-kind redemptions — affiliated(a)	398,364	—

	$167,736,802	$889,606,783

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,062,169,078	(237,970,580)
Investments — affiliated	4,296,418	92,038
Futures contracts	82,012	88,675

	1,066,547,508	(237,789,867)

Net realized and unrealized gain	1,234,284,310	651,816,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,316,624,808	$762,573,573

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	39

Statements of Changes in Net Assets

	iShares Russell 3000 ETF			iShares Russell Mid-Cap Value ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$82,340,498		$157,100,133	$110,756,657		$233,069,958
Net realized gain	167,736,802		654,202,645	889,606,783		481,689,892
Net change in unrealized appreciation (depreciation)	1,066,547,508		2,281,956,309	(237,789,867)		1,640,792,069

Net increase in net assets resulting from operations	1,316,624,808		3,093,259,087	762,573,573		2,355,551,919

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(84,597,451	)(b)	(156,637,292)	(100,840,683	)(b)	(221,935,419)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	65,622,188		(9,302,037)	(1,186,035,161)		(680,739,278)

NET ASSETS
Total increase (decrease) in net assets	1,297,649,545		2,927,319,758	(524,302,271)		1,452,877,222
Beginning of period	13,655,223,290		10,727,903,532	14,129,002,865		12,676,125,643

End of period	$14,952,872,835		$13,655,223,290	$13,604,700,594		$14,129,002,865

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF

	Six Months Ended
	09/30/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/24	03/31/23	03/31/22	03/31/21	03/31/20

Net asset value, beginning of period	$300.11		$235.52	$262.10	$237.19	$148.31	$166.74

Net investment income(a)	1.80		3.47	3.37	2.87	2.73	2.91
Net realized and unrealized gain (loss)(b)	26.78		64.59	(26.44)	25.00	89.03	(18.04)

Net increase (decrease) from investment operations	28.58		68.06	(23.07)	27.87	91.76	(15.13)

Distributions from net investment income(c)	(1.85	)(d)	(3.47)	(3.51)	(2.96)	(2.88)	(3.30)

Net asset value, end of period	$326.84		$300.11	$235.52	$262.10	$237.19	$148.31

Total Return(e)
Based on net asset value	9.54	%(f)	29.12%	(8.72)%	11.75%	62.21%	(9.29)%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.17	%(h)	1.34%	1.47%	1.10%	1.37%	1.69%

Supplemental Data
Net assets, end of period (000)	$14,952,873		$13,655,223	$10,727,904	$12,017,483	$10,958,347	$8,230,988

Portfolio turnover rate(i)	2%		3%	4%	5%	4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF

	Six Months Ended
	09/30/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/24	03/31/23	03/31/22	03/31/21	03/31/20

Net asset value, beginning of period	$125.42		$106.21	$119.55	$109.15	$64.10	$86.86

Net investment income(a)	1.05		2.03	2.04	1.62	1.43	1.93
Net realized and unrealized gain (loss)(b)	6.71		19.12	(13.31)	10.55	45.22	(22.63)

Net increase (decrease) from investment operations	7.76		21.15	(11.27)	12.17	46.65	(20.70)

Distributions from net investment income(c)	(0.97	)(d)	(1.94)	(2.07)	(1.77)	(1.60)	(2.06)

Net asset value, end of period	$132.21		$125.42	$106.21	$119.55	$109.15	$64.10

Total Return(e)
Based on net asset value	6.23	%(f)	20.17%	(9.37)%	11.19%	73.40%	(24.28)%

Ratios to Average Net Assets(g)
Total expenses	0.23	%(h)	0.23%	0.23%	0.23%	0.23%	0.24%

Net investment income	1.70	%(h)	1.84%	1.88%	1.39%	1.65%	2.18%

Supplemental Data
Net assets, end of period (000)	$13,604,701		$14,129,003	$12,676,126	$14,907,745	$13,120,026	$8,201,945

Portfolio turnover rate(i)	17%		19%	19%	21%	25%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Russell 3000	Diversified
Russell Mid-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Russell 3000
Barclays Bank PLC	$17,034,754	$(17,034,754)	$—	$—
Barclays Capital, Inc.	2,924,440	(2,924,440)	—	—
BNP Paribas SA	23,537,299	(23,537,299)	—	—
BofA Securities, Inc.	9,961,414	(9,961,414)	—	—
Citadel Clearing LLC	514,150	(514,150)	—	—
Citigroup Global Markets, Inc.	25,638,221	(25,638,221)	—	—
Goldman Sachs & Co. LLC	26,432,031	(26,432,031)	—	—
HSBC Bank PLC	1,018,450	(1,018,450)	—	—
J.P. Morgan Securities LLC	29,007,537	(29,007,537)	—	—
Jefferies LLC	2,304,745	(2,304,745)	—	—
Morgan Stanley	30,283,270	(30,283,270)	—	—
National Financial Services LLC	6,497,703	(6,497,703)	—	—
Natixis SA	10,183,583	(10,183,583)	—	—
Nomura Securities International, Inc.	1,115	(1,115)	—	—
RBC Capital Market LLC	836,958	(836,958)	—	—
Scotia Capital (USA), Inc.	3,440	(3,440)	—	—
SG Americas Securities LLC	1,394,902	(1,394,902)	—	—
State Street Bank & Trust Co.	4,773,985	(4,773,985)	—	—
Toronto-Dominion Bank	3,618,103	(3,618,103)	—	—
UBS AG	12,506,280	(12,506,280)	—	—
UBS Securities LLC	140,210	(140,210)	—	—
Virtu Americas LLC	4,398,891	(4,398,891)	—	—
Wells Fargo Bank N.A.	13,076,551	(13,076,551)	—	—
Wells Fargo Securities LLC	479,476	(479,476)	—	—

	$226,567,508	$(226,567,508)	$—	$—

Russell Mid-Cap Value
Barclays Bank PLC	$13,311,263	$(13,311,263)	$—	$—
Barclays Capital, Inc.	16,033,388	(16,033,388)	—	—
BNP Paribas SA	13,646,415	(13,646,415)	—	—
BofA Securities, Inc.	12,531,519	(12,531,519)	—	—
Citadel Clearing LLC	3,930	(3,930)	—	—
Citigroup Global Markets, Inc.	4,771,808	(4,771,808)	—	—
Goldman Sachs & Co. LLC	77,941,816	(77,941,816)	—	—
HSBC Bank PLC	25,857	(25,857)	—	—
J.P. Morgan Securities LLC	53,966,217	(53,966,217)	—	—
Jefferies LLC	567,283	(567,283)	—	—
Morgan Stanley	46,448,249	(46,448,249)	—	—
National Financial Services LLC	12,432,043	(12,432,043)	—	—
Natixis SA	7,015,931	(7,015,931)	—	—
RBC Capital Market LLC	436,543	(436,543)	—	—
Scotia Capital (USA), Inc.	5,023	(5,023)	—	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Russell Mid-Cap Value (continued)
SG Americas Securities LLC	$8,492,295	$(8,492,295)	$—	$—
State Street Bank & Trust Co.	73,765	(73,765)	—	—
Toronto-Dominion Bank	1,002,690	(1,002,690)	—	—
UBS AG	37,040,026	(37,040,026)	—	—
Wells Fargo Bank N.A.	9,243,038	(9,243,038)	—	—

	$314,989,099	$(314,989,099)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the following fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund, as follows:

iShares ETF	Investment Advisory Fees

Russell 3000	0.20%

For its investment advisory services to the iShares Russell Mid-Cap Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

46	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Russell 3000	$206,421
Russell Mid-Cap Value	429,823

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Russell 3000	$51,280,637	$49,826,099	$(2,756,880)
Russell Mid-Cap Value	1,453,752,502	731,498,851	(163,469,825)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Russell 3000	$228,528,890	$226,495,801
Russell Mid-Cap Value	2,266,721,709	2,272,127,785

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Russell 3000	$391,235,655	$326,403,236
Russell Mid-Cap Value	2,224,357,420	3,390,903,312

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Russell 3000	$(284,419,802)
Russell Mid-Cap Value	(947,924,169)

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Russell 3000	$9,629,950,877	$6,227,067,263	$(678,403,838)	$5,548,663,425
Russell Mid-Cap Value	11,733,030,543	2,879,189,507	(694,436,968)	2,184,752,539

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

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Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24

iShares ETF	Shares	Amount	Shares	Amount

Russell 3000
Shares sold	1,300,000	$393,653,953	4,750,000	$1,270,572,088
Shares redeemed	(1,050,000)	(328,031,765)	(4,800,000)	(1,279,874,125)

	250,000	$65,622,188	(50,000)	$(9,302,037)

Russell Mid-Cap Value
Shares sold	18,500,000	$2,246,152,977	17,150,000	$1,915,705,208
Shares redeemed	(28,250,000)	(3,432,188,138)	(23,850,000)	(2,596,444,486)

	(9,750,000)	$(1,186,035,161)	(6,700,000)	$(680,739,278)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	51

Board Review and Approval of Investment Advisory Contract

iShares Russell 3000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and

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Board Review and Approval of Investment Advisory Contract (continued)

its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Mid-Cap Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

54	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	55

Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	57

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares Mortgage Real Estate ETF | REM | Cboe BZX
•	iShares Residential and Multisector Real Estate ETF | REZ | NYSE Arca

2

Schedule of Investments (unaudited) September 30, 2024	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Mortgage REITs — 98.1%
AFC Gamma, Inc.	266,820	$2,724,232
AGNC Investment Corp.	7,337,175	76,746,851
Angel Oak Mortgage REIT, Inc.	191,361	1,995,895
Annaly Capital Management, Inc.	4,982,600	100,000,782
Apollo Commercial Real Estate Finance, Inc.	2,130,673	19,580,885
Arbor Realty Trust, Inc.(a)	1,921,207	29,893,981
Ares Commercial Real Estate Corp.	821,142	5,747,994
ARMOUR Residential REIT, Inc.	732,993	14,953,057
Blackstone Mortgage Trust, Inc., Class A	1,606,545	30,540,421
BrightSpire Capital, Inc., Class A	1,963,774	10,997,134
Chicago Atlantic Real Estate Finance, Inc.	262,555	4,072,228
Chimera Investment Corp.	1,211,046	19,170,858
Claros Mortgage Trust, Inc.	1,314,016	9,841,980
Dynex Capital, Inc.	1,126,096	14,368,985
Ellington Financial, Inc.	1,234,241	15,909,367
Franklin BSP Realty Trust, Inc.	1,237,971	16,167,901
Granite Point Mortgage Trust, Inc.	799,185	2,533,416
Invesco Mortgage Capital, Inc.	751,859	7,059,956
KKR Real Estate Finance Trust, Inc.	893,933	11,040,073
Ladder Capital Corp., Class A	1,698,897	19,707,205
MFA Financial, Inc.	1,539,669	19,584,590
New York Mortgage Trust, Inc.	1,383,966	8,760,505
Nexpoint Real Estate Finance, Inc.	131,702	2,058,502
Orchid Island Capital, Inc.	1,092,787	8,982,709
PennyMac Mortgage Investment Trust	1,306,038	18,624,102
Ready Capital Corp.	2,415,330	18,428,968
Redwood Trust, Inc.	1,991,222	15,392,146
Rithm Capital Corp.	5,111,557	58,016,172

Security	Shares	Value

Mortgage REITs (continued)
Seven Hills Realty Trust	201,691	$2,777,285
Starwood Property Trust, Inc.	3,118,609	63,557,251
Sunrise Realty Trust, Inc.	93,692	1,348,228
TPG RE Finance Trust, Inc.	911,755	7,777,270
Two Harbors Investment Corp.	1,551,986	21,541,566

		659,902,495

Total Long-Term Investments — 98.1% (Cost: $856,661,984)		659,902,495

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(b)(c)(d)	19,691,296	19,707,049
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)(c)	1,185,880	1,185,880

Total Short-Term Securities — 3.1% (Cost: $20,884,407)		20,892,929

Total Investments — 101.2% (Cost: $877,546,391)		680,795,424

Liabilities in Excess of Other Assets — (1.2)%		(8,314,119)

Net Assets — 100.0%		$672,481,305

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,622,779	$—		$ (3,924,572	)(a)	$2,512	$6,330	$19,707,049	19,691,296	$598,806	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	28,433	1,157,447	(a)	—		—	—	1,185,880	1,185,880	39,142		—

						$2,512	$6,330	$20,892,929		$637,948		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Mortgage Real Estate ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	320	12/20/24	$12,595	$8,200

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$8,200	$—	$—	$—	$8,200

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$37,772	$—	$—	$—	$37,772

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(72,639)	$—	$—	$—	$(72,639)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$12,561,375

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Mortgage Real Estate ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$659,902,495	$—	$—	$659,902,495
Short-Term Securities
Money Market Funds	20,892,929	—	—	20,892,929

	$680,795,424	$—	$—	$680,795,424

Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,200	$—	$—	$8,200

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) September 30, 2024	iShares® Residential and Multisector Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 36.0%
Alexandria Real Estate Equities, Inc.	404,325	$48,013,594
American Healthcare REIT, Inc.	190,707	4,977,453
CareTrust REIT, Inc.	330,451	10,197,718
Community Healthcare Trust, Inc.	63,273	1,148,405
Diversified Healthcare Trust	508,441	2,130,368
Global Medical REIT, Inc.	141,431	1,401,581
Healthcare Realty Trust, Inc.	887,315	16,104,767
Healthpeak Properties, Inc.	1,630,653	37,293,034
LTC Properties, Inc.	99,352	3,645,225
Medical Properties Trust, Inc.(a)	1,385,333	8,104,198
National Health Investors, Inc.	96,957	8,150,205
Omega Healthcare Investors, Inc.	575,840	23,436,688
Sabra Health Care REIT, Inc.	536,081	9,976,467
Sila Realty Trust, Inc.	132,788	3,358,209
Universal Health Realty Income Trust	29,927	1,369,160
Ventas, Inc.	760,053	48,742,199
Welltower, Inc.	1,275,416	163,291,510

		391,340,781
Residential REITs — 41.8%
American Homes 4 Rent, Class A	788,014	30,251,857
Apartment Investment & Management Co., Class A(b)	329,039	2,974,513
AvalonBay Communities, Inc.	300,003	67,575,676
BRT Apartments Corp.	26,237	461,246
Camden Property Trust	241,504	29,832,989
Centerspace	35,348	2,490,974
Elme Communities	203,576	3,580,902
Equity LifeStyle Properties, Inc.	430,088	30,682,478
Equity Residential	798,820	59,480,137
Essex Property Trust, Inc.	149,009	44,020,239
Independence Realty Trust, Inc.	523,517	10,732,099
Invitation Homes, Inc.	1,328,983	46,859,941
Mid-America Apartment Communities, Inc.	271,046	43,069,209
NexPoint Residential Trust, Inc.	52,506	2,310,789

Security	Shares	Value

Residential REITs (continued)
Sun Communities, Inc.	287,882	$38,907,252
UDR, Inc.	766,216	34,740,233
UMH Properties, Inc.	149,937	2,949,261
Veris Residential, Inc.	181,599	3,243,358

		454,163,153
Specialized REITs — 21.8%
CubeSmart	522,200	28,110,026
Extra Space Storage, Inc.	442,321	79,701,821
National Storage Affiliates Trust	160,397	7,731,135
Public Storage	334,489	121,710,513

		237,253,495

Total Long-Term Investments — 99.6%
(Cost: $1,077,993,634)		1,082,757,429

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	7,522,025	7,528,043
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	1,498,324	1,498,324

Total Short-Term Securities — 0.8%
(Cost: $9,025,941)		9,026,367

Total Investments — 100.4% (Cost: $1,087,019,575)		1,091,783,796
Liabilities in Excess of Other Assets — (0.4)%		(4,178,536)

Net Assets — 100.0%		$1,087,605,260

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$7,526,414	(a)	$—	$1,203	$426	$7,528,043	7,522,025	$26,296	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	594,732	903,592	(a)	—	—	—	1,498,324	1,498,324	31,953		—

					$1,203	$426	$9,026,367		$58,249		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Residential and Multisector Real Estate ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	121	12/20/24	$4,763	$(8,644)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$8,644	$—	$—	$—	$8,644

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$135,562	$—	$—	$—	$135,562

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(40,843)	$—	$—	$—	$(40,843)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$8,186,730

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® Residential and Multisector Real Estate ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,082,757,429	$—	$—	$1,082,757,429
Short-Term Securities
Money Market Funds	9,026,367	—	—	9,026,367

	$1,091,783,796	$—	$—	$1,091,783,796

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(8,644)	$—	$—	$(8,644)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

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Statements of Assets and Liabilities (unaudited)

September 30, 2024

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$659,902,495	$1,082,757,429
Investments, at value — affiliated(c)	20,892,929	9,026,367
Cash	14,600	56
Cash pledged:
Futures contracts	109,000	140,000
Receivables:
Investments sold	49,422	—
Securities lending income — affiliated	66,013	8,301
Dividends — unaffiliated	11,370,027	3,571,087
Dividends — affiliated	12,085	7,502
Variation margin on futures contracts	19,809	22,945

Total assets	692,436,380	1,095,533,687

LIABILITIES
Collateral on securities loaned	19,692,976	7,526,415
Payables:
Investment advisory fees	262,099	402,012

Total liabilities	19,955,075	7,928,427

Commitments and contingent liabilities

NET ASSETS	$672,481,305	$1,087,605,260

NET ASSETS CONSIST OF:
Paid-in capital	$1,247,973,547	$1,142,386,609
Accumulated loss	(575,492,242)	(54,781,349)

NET ASSETS	$672,481,305	$1,087,605,260

NET ASSET VALUE
Shares outstanding	28,350,000	12,250,000

Net asset value	$23.72	$88.78

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$856,661,984	$1,077,993,634
(b) Securities loaned, at value	$19,151,419	$7,173,855
(c) Investments, at cost — affiliated	$20,884,407	$9,025,941

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	9

Statements of Operations (unaudited)

Six Months Ended September 30, 2024

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

INVESTMENT INCOME
Dividends — unaffiliated	$35,823,032	$14,364,057
Dividends — affiliated	39,142	31,953
Interest — unaffiliated	427	1,552
Securities lending income — affiliated — net	598,806	26,296

Total investment income	36,461,407	14,423,858

EXPENSES
Investment advisory	1,486,909	1,723,882
Interest expense	5	—

Total expenses	1,486,914	1,723,882

Net investment income	34,974,493	12,699,976

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,822,180)	(15,869,260)
Investments — affiliated	2,512	1,203
Futures contracts	37,772	135,562
In-kind redemptions — unaffiliated(a)	4,375,376	7,153,787

	$(12,406,520)	$(8,578,708)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	18,837,727	153,522,507
Investments — affiliated	6,330	426
Futures contracts	(72,639)	(40,843)

	18,771,418	153,482,090

Net realized and unrealized gain	6,364,898	144,903,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,339,391	$157,603,358

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares Mortgage Real Estate ETF			iShares Residential and Multisector Real Estate ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,974,493		$61,735,077	$12,699,976		$17,332,339
Net realized loss	(12,406,520)		(62,478,799)	(8,578,708)		(18,677,634)
Net change in unrealized appreciation (depreciation)	18,771,418		91,577,726	153,482,090		32,232,152

Net increase in net assets resulting from operations	41,339,391		90,834,004	157,603,358		30,886,857

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(29,412,841	)(b)	(58,520,634)	(9,362,364	)(b)	(18,530,026)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	41,524,779		(7,446,184)	315,887,980		(17,222,678)

NET ASSETS
Total increase (decrease) in net assets	53,451,329		24,867,186	464,128,974		(4,865,847)
Beginning of period	619,029,976		594,162,790	623,476,286		628,342,133

End of period	$672,481,305		$619,029,976	$1,087,605,260		$623,476,286

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$23.23		$21.84	$32.67	$35.20	$18.67	$43.32

Net investment income(a)	1.30		2.31	2.26	0.82	1.38	2.61
Net realized and unrealized gain (loss)(b)	0.25		1.28	(10.57)	(1.27)	17.37	(23.51)

Net increase (decrease) from investment operations	1.55		3.59	(8.31)	(0.45)	18.75	(20.90)

Distributions(c)
From net investment income	(1.06	)(d)	(2.20)	(2.29)	(2.08)	(1.34)	(2.60)
Return of capital	—		—	(0.23)	—	(0.88)	(1.15)

Total distributions	(1.06)		(2.20)	(2.52)	(2.08)	(2.22)	(3.75)

Net asset value, end of period	$23.72		$23.23	$21.84	$32.67	$35.20	$18.67

Total Return(e)
Based on net asset value	7.02	%(f)	16.91%	(26.00)%	(1.65)%	103.62%	(51.80)%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	11.29	%(h)	10.23%	8.57%	2.30%	4.94%	6.16%

Supplemental Data
Net assets, end of period (000)	$672,481		$619,030	$594,163	$975,109	$1,513,587	$593,850

Portfolio turnover rate(i)	9%		29%	28%	20%	30%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Residential and Multisector Real Estate ETF

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Net asset value, beginning of period	$72.08		$70.60	$95.78	$73.95	$55.26	$70.64

Net investment income(a)	1.40		1.96	1.66	1.46	1.51	1.55
Net realized and unrealized gain (loss)(b)	16.18		1.62	(24.47)	21.98	19.29	(14.77)

Net increase (decrease) from investment operations	17.58		3.58	(22.81)	23.44	20.80	(13.22)

Distributions(c)
From net investment income	(0.88	)(d)	(2.10)	(2.37)	(1.50)	(2.11)	(2.16)
From net realized gain	—		—	—	(0.11)	—	—

Total distributions	(0.88)		(2.10)	(2.37)	(1.61)	(2.11)	(2.16)

Net asset value, end of period	$88.78		$72.08	$70.60	$95.78	$73.95	$55.26

Total Return(e)
Based on net asset value	24.50	%(f)	5.21%	(23.84)%	31.85%	38.23%	(19.25)%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.54	%(h)	2.79%	2.10%	1.64%	2.36%	2.07%

Supplemental Data
Net assets, end of period (000)	$1,087,605		$623,476	$628,342	$1,288,274	$495,459	$331,559

Portfolio turnover rate(i)	11%		14%	18%	8%	7%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Mortgage Real Estate	Non-Diversified
Residential and Multisector Real Estate	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not

14	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Mortgage Real Estate

Barclays Bank PLC	$1,276	$(1,276)	$—	$—

BofA Securities, Inc.	312,881	(312,881)	—	—

Goldman Sachs & Co. LLC	3,589,038	(3,589,038)	—	—

J.P. Morgan Securities LLC	3,989,506	(3,989,506)	—	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Mortgage Real Estate (continued)

Morgan Stanley	$6,256,676	$(6,256,676)	$—	$—

Wells Fargo Securities LLC	5,002,042	(5,002,042)	—	—

	$19,151,419	$(19,151,419)	$—	$—

Residential and Multisector Real Estate

Barclays Bank PLC	$1,784,823	$(1,784,823)	$—	$—

Goldman Sachs & Co. LLC	185,662	(185,662)	—	—

Morgan Stanley	8,570	(8,570)	—	—

UBS AG	5,194,800	(5,194,800)	—	—

	$7,173,855	$(7,173,855)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Mortgage Real Estate	0.48%
Residential and Multisector Real Estate	0.48

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2024, the Fund paid BTC the following amounts for securities lending agent services.

iShares ETF	Amounts

Mortgage Real Estate	$145,775
Residential and Multisector Real Estate	6,722

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Mortgage Real Estate	$5,498,789	$4,439,997	$(1,711,742)
Residential and Multisector Real Estate	28,983,459	16,746,669	(2,096,690)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Mortgage Real Estate	$66,415,540	$57,642,050
Residential and Multisector Real Estate	81,113,561	77,343,278

For the six months ended September 30, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Mortgage Real Estate	$125,487,212	$85,966,672
Residential and Multisector Real Estate	385,081,676	70,598,594

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Mortgage Real Estate	$(345,469,954)
Residential and Multisector Real Estate	(49,082,383)

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Mortgage Real Estate	$907,114,648	$7,917,590	$(234,228,614)	$(226,311,024)
Residential and Multisector Real Estate	1,092,200,823	66,958,537	(67,384,208)	(425,671)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights

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Notes to Financial Statements (unaudited) (continued)

may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24

iShares ETF	Shares	Amount	Shares	Amount

Mortgage Real Estate
Shares sold	5,600,000	$131,976,364	10,000,000	$229,325,478
Shares redeemed	(3,900,000)	(90,451,585)	(10,550,000)	(236,771,662)

	1,700,000	$41,524,779	(550,000)	$(7,446,184)

Residential and Multisector Real Estate
Shares sold	4,500,000	$386,808,803	1,050,000	$72,722,036
Shares redeemed	(900,000)	(70,920,823)	(1,300,000)	(89,944,714)

	3,600,000	$315,887,980	(250,000)	$(17,222,678)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	21

Board Review and Approval of Investment Advisory Contract

iShares Mortgage Real Estate ETF, iShares Residential and Multisector Real Estate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in this Report

Portfolio Abbreviation

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	25

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares MSCI USA Quality GARP ETF | GARP | Cboe BZX

2

Schedule of Investments (unaudited) September 30, 2024	iShares® MSCI USA Quality GARP ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Axon Enterprise, Inc.(a)	149	$59,541
General Electric Co.	13,478	2,541,681
Howmet Aerospace, Inc.	5,573	558,693
TransDigm Group, Inc.	115	164,120

		3,324,035

Automobile Components — 0.4%
Aptiv PLC(a)	7,822	563,262

Automobiles — 5.4%
Tesla, Inc.(a)	29,422	7,697,678

Beverages — 0.0%
Celsius Holdings, Inc.(a)	315	9,878

Biotechnology — 0.5%
Alnylam Pharmaceuticals, Inc.(a)	260	71,508
Incyte Corp.(a)	676	44,683
Moderna, Inc.(a)	674	45,043
Neurocrine Biosciences, Inc.(a)	418	48,162
Vertex Pharmaceuticals, Inc.(a)	1,058	492,055

		701,451

Broadline Retail — 1.9%
Amazon.com, Inc.(a)	9,596	1,788,023
MercadoLibre, Inc.(a)	469	962,369

		2,750,392

Building Products — 0.3%
Lennox International, Inc.	656	396,414

Capital Markets — 1.6%
Ameriprise Financial, Inc.	2,032	954,654
Ares Management Corp., Class A	434	67,634
Coinbase Global, Inc., Class A(a)	388	69,130
Goldman Sachs Group, Inc. (The)	1,359	672,854
KKR & Co., Inc., Class A	2,551	333,110
LPL Financial Holdings, Inc.	920	214,020

		2,311,402

Chemicals — 0.9%
Celanese Corp., Class A	1,369	186,129
Dow, Inc.	3,021	165,037
Sherwin-Williams Co. (The)	2,470	942,725

		1,293,891

Commercial Services & Supplies — 0.5%
Copart, Inc.(a)	12,387	649,079

Communications Equipment — 0.3%
Arista Networks, Inc.(a)	1,235	474,018

Consumer Finance — 0.5%
Ally Financial, Inc.	1,123	39,968
American Express Co.	2,390	648,168

		688,136

Electric Utilities — 0.0%
NRG Energy, Inc.	460	41,906

Electrical Equipment — 0.6%
GE Vernova, Inc.(a)	1,664	424,287
Vertiv Holdings Co., Class A	4,389	436,661

		860,948

Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc.	1,061	127,140

Security	Shares	Value

Energy Equipment & Services — 0.8%
Halliburton Co.	18,233	$529,668
Schlumberger NV	14,664	615,155

		1,144,823

Entertainment — 0.6%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	438	33,914
Live Nation Entertainment, Inc.(a)	349	38,212
Netflix, Inc.(a)	910	645,436
Warner Bros Discovery, Inc., Class A(a)	9,986	82,385

		799,947

Financial Services — 6.8%
Apollo Global Management, Inc.	4,970	620,803
Block, Inc., Class A(a)	2,301	154,466
Corpay, Inc.(a)	835	261,155
Mastercard, Inc., Class A	11,926	5,889,059
Visa, Inc., Class A	9,713	2,670,589

		9,596,072

Food Products — 0.0%
Lamb Weston Holdings, Inc.	889	57,554

Ground Transportation — 1.1%
Knight-Swift Transportation Holdings, Inc.	3,339	180,139
Old Dominion Freight Line, Inc.(b)	5,607	1,113,774
Uber Technologies, Inc.(a)	3,860	290,118

		1,584,031

Health Care Equipment & Supplies — 1.0%
Dexcom, Inc.(a)	1,627	109,074
IDEXX Laboratories, Inc.(a)	2,368	1,196,361
Insulet Corp.(a)	282	65,636

		1,371,071

Health Care Providers & Services — 0.3%
DaVita, Inc.(a)(b)	222	36,393
McKesson Corp.	533	263,526
Molina Healthcare, Inc.(a)	245	84,417

		384,336

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	625	131,169

Hotels, Restaurants & Leisure — 4.2%
Airbnb, Inc., Class A(a)	9,053	1,148,011
Booking Holdings, Inc.	142	598,121
Chipotle Mexican Grill, Inc.(a)	19,673	1,133,558
DoorDash, Inc., Class A(a)	3,130	446,745
DraftKings, Inc., Class A(a)	4,471	175,263
Expedia Group, Inc.(a)	2,605	385,592
Flutter Entertainment PLC(a)	3,641	863,937
Hilton Worldwide Holdings, Inc.	521	120,091
Hyatt Hotels Corp., Class A	941	143,220
MGM Resorts International(a)	1,005	39,285
Royal Caribbean Cruises Ltd.	5,026	891,411

		5,945,234

Insurance — 1.7%
Arch Capital Group Ltd.(a)	4,662	521,585
Markel Group, Inc.(a)	56	87,840
Progressive Corp. (The)	7,215	1,830,878

		2,440,303

Interactive Media & Services — 8.4%
Alphabet, Inc., Class A	25,951	4,303,973
Alphabet, Inc., Class C, NVS	7,625	1,274,824
Meta Platforms, Inc., Class A	10,913	6,247,038

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® MSCI USA Quality GARP ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Pinterest, Inc., Class A(a)	1,280	$41,433
Snap, Inc., Class A, NVS(a)	2,244	24,011

		11,891,279

IT Services — 0.3%
Gartner, Inc.(a)	362	183,447
GoDaddy, Inc., Class A(a)	1,316	206,323

		389,770

Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(a)	747	177,017

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	2,918	145,667
Nucor Corp.	2,954	444,104
Steel Dynamics, Inc.	3,078	388,074

		977,845

Oil, Gas & Consumable Fuels — 1.7%
APA Corp.	10,670	260,988
Cheniere Energy, Inc.	466	83,805
Coterra Energy, Inc.	15,227	364,687
Devon Energy Corp.	7,734	302,554
Diamondback Energy, Inc.	738	127,231
EQT Corp.	11,592	424,731
Hess Corp.	1,686	228,959
Marathon Oil Corp.	6,977	185,798
Ovintiv, Inc.	1,165	44,631
Targa Resources Corp.	446	66,012
Texas Pacific Land Corp.	277	245,073

		2,334,469

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	2,062	104,729

Pharmaceuticals — 5.6%
Catalent, Inc.(a)	747	45,246
Eli Lilly & Co.	4,970	4,403,122
Merck & Co., Inc.	31,158	3,538,302

		7,986,670

Professional Services — 0.2%
Paycom Software, Inc.	1,463	243,692

Semiconductors & Semiconductor Equipment — 23.4%
Advanced Micro Devices, Inc.(a)	15,009	2,462,677
Applied Materials, Inc.	23,068	4,660,889
Broadcom, Inc.	41,073	7,085,092
Enphase Energy, Inc.(a)	1,264	142,857
Entegris, Inc.	1,412	158,892
KLA Corp.	8,489	6,573,966
Lam Research Corp.	3,645	2,974,612
Monolithic Power Systems, Inc.	224	207,088
NVIDIA Corp.	54,149	6,575,855
NXP Semiconductors NV	2,378	570,744
QUALCOMM, Inc.	10,371	1,763,589

		33,176,261

Software — 18.1%
Adobe, Inc.(a)	12,252	6,343,841
AppLovin Corp., Class A(a)	1,903	248,437
Atlassian Corp., Class A(a)	742	117,837
Autodesk, Inc.(a)	999	275,204
Cadence Design Systems, Inc.(a)	1,262	342,040
Crowdstrike Holdings, Inc., Class A(a)	1,071	300,383
Datadog, Inc., Class A(a)	1,289	148,312
DocuSign, Inc.(a)	1,906	118,344

Security	Shares	Value

Software (continued)
Dynatrace, Inc.(a)	2,619	$140,038
Fair Isaac Corp.(a)	114	221,561
Fortinet, Inc.(a)	3,009	233,348
Intuit, Inc.	2,595	1,611,495
Manhattan Associates, Inc.(a)	2,000	562,760
Microsoft Corp.	16,210	6,975,163
Oracle Corp.	15,378	2,620,411
Palantir Technologies, Inc., Class A(a)	9,413	350,164
Palo Alto Networks, Inc.(a)	1,499	512,358
PTC, Inc.(a)	1,126	203,423
Salesforce, Inc.	9,001	2,463,664
Samsara, Inc., Class A(a)	968	46,580
ServiceNow, Inc.(a)	952	851,459
Synopsys, Inc.(a)	708	358,524
Workday, Inc., Class A(a)	1,966	480,510
Zscaler, Inc.(a)(b)	424	72,479

		25,598,335

Specialized REITs — 0.2%
American Tower Corp.	958	222,793
SBA Communications Corp., Class A	436	104,945

		327,738

Specialty Retail — 1.2%
AutoZone, Inc.(a)	67	211,053
Burlington Stores, Inc.(a)	653	172,052
O’Reilly Automotive, Inc.(a)	118	135,889
Ulta Beauty, Inc.(a)	1,370	533,094
Williams-Sonoma, Inc.	3,703	573,669

		1,625,757

Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	30,401	7,083,433
Dell Technologies, Inc., Class C	2,617	310,219
Pure Storage, Inc., Class A(a)	2,877	144,541
Super Micro Computer, Inc.(a)	488	203,203

		7,741,396

Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.(a)	4,387	699,507
Lululemon Athletica, Inc.(a)	3,269	887,043

		1,586,550

Trading Companies & Distributors — 0.9%
WW Grainger, Inc.	1,268	1,317,211

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	2,224	458,945

Total Long-Term Investments — 99.8% (Cost: $133,772,253)		141,281,834

4	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® MSCI USA Quality GARP ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	1,171,686	$1,172,623
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	198,171	198,171

Total Short-Term Securities — 1.0% (Cost: $1,370,801)		1,370,794

Total Investments — 100.8% (Cost: $135,143,054)		142,652,628

Liabilities in Excess of Other Assets — (0.8)%		(1,128,127)

Net Assets — 100.0%		$141,524,501

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$93,417	$1,079,003	(a)	$—	$219	$(16)	$1,172,623	1,171,686	$ 414	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	106,816	91,355	(a)	—	—	—	198,171	198,171	4,319		—

					$219	$(16)	$1,370,794		$4,733		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 Micro E-Mini Index	4	12/20/24	$162	$2,864

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® MSCI USA Quality GARP ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$2,864	$—	$—	$—	$2,864

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,687	$—	$—	$—	$4,687

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,864	$—	$—	$—	$2,864

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$140,827

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$141,281,834	$—	$—	$141,281,834
Short-Term Securities
Money Market Funds	1,370,794	—	—	1,370,794

	$142,652,628	$—	$—	$142,652,628

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,864	$—	$—	$2,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited)

September 30, 2024

iShares MSCI USA Quality GARP ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$141,281,834
Investments, at value — affiliated(c)	1,370,794
Cash	8
Cash pledged:
Futures contracts	10,000
Receivables:
Securities lending income — affiliated	79
Dividends — unaffiliated	48,199
Dividends — affiliated	1,158
Variation margin on futures contracts	318

Total assets	142,712,390

LIABILITIES
Collateral on securities loaned	1,172,475
Payables:
Investment advisory fees	15,414

Total liabilities	1,187,889

Commitments and contingent liabilities

NET ASSETS	$141,524,501

NET ASSETS CONSIST OF:
Paid-in capital	$129,081,188
Accumulated earnings	12,443,313

NET ASSETS	$141,524,501

NET ASSET VALUE
Shares outstanding	2,650,000

Net asset value	$53.41

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$133,772,253

(b) Securities loaned, at value	$1,159,494

(c) Investments, at cost — affiliated	$1,370,801

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations (unaudited)

Six Months Ended September 30, 2024

iShares MSCI USA Quality GARP ETF

INVESTMENT INCOME
Dividends — unaffiliated	$304,216
Dividends — affiliated	4,319
Interest — unaffiliated	38
Securities lending income — affiliated — net	414
Foreign taxes withheld	(571)

Total investment income	308,416

EXPENSES
Investment advisory	66,195

Total expenses	66,195

Net investment income	242,221

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,544,210)
Investments — affiliated	219
Futures contracts	4,687
In-kind redemptions — unaffiliated(a)	8,382,845

$5,843,541

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,109,853
Investments — affiliated	(16)
Futures contracts	2,864

3,112,701

Net realized and unrealized gain	8,956,242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,198,463

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares MSCI USA Quality GARP ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$242,221		$102,916
Net realized gain	5,843,541		2,400,383
Net change in unrealized appreciation (depreciation)	3,112,701		4,482,733

Net increase in net assets resulting from operations	9,198,463		6,986,032

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(233,863	)(b)	(96,580)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	84,991,714		39,023,747

NET ASSETS
Total increase in net assets	93,956,314		45,913,199
Beginning of period	47,568,187		1,654,988

End of period	$141,524,501		$47,568,187

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI USA Quality GARP ETF
	Six Months Ended 09/30/24 (unaudited	)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Period From 01/14/20 to 03/31/20	(a)

Net asset value, beginning of period	$47.57		$33.10	$36.39	$32.35	$20.27	$24.96

Net investment income(b)	0.14		0.30	0.32	0.24	0.25	0.06
Net realized and unrealized gain (loss)(c)	5.81		14.46	(3.08)	4.06	12.08	(4.69)

Net increase (decrease) from investment operations	5.95		14.76	(2.76)	4.30	12.33	(4.63)

Distributions(d)
From net investment income	(0.11	)(e)	(0.29)	(0.53)	(0.26)	(0.25)	(0.06)
Return of capital	—		—	—	—	—	(0.00	)(f)

Total distributions	(0.11)		(0.29)	(0.53)	(0.26)	(0.25)	(0.06)

Net asset value, end of period	$53.41		$47.57	$33.10	$36.39	$32.35	$20.27

Total Return(g)

Based on net asset value	12.50	%(h)	44.83%	(7.47)%	13.28%	61.00%	(18.54	)%(h)

Ratios to Average Net Assets(i)

Total expenses	0.15	%(j)	0.25%	0.25%	0.25%	0.25%	0.25	%(j)

Net investment income	0.55	%(j)	0.73%	1.01%	0.66%	0.88%	1.20	%(j)

Supplemental Data

Net assets, end of period (000)	$141,525		$47,568	$1,655	$5,459	$4,852	$4,054

Portfolio turnover rate(k)	57%		53%	67%	111%	103%	13%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Rounds to less than $0.01.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
MSCI USA Quality GARP ETF(a)	Non-Diversified

(a)	Formerly iShares Factors US Growth Style ETF.

On March 5, 2024, the Board approved a proposal to change the Fund’s investment objective and underlying index and change the name of the Fund to iShares MSCI USA Quality GARP ETF. The Fund’s ticker also changed from STLG to GARP. These changes became effective on May 31, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial

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Notes to Financial Statements (unaudited) (continued)

instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can

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Notes to Financial Statements (unaudited) (continued)

resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$34,188	$(34,188)	$—	$—
Morgan Stanley	1,125,306	(1,125,306)	—	—

	$1,159,494	$(1,159,494)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investment and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fees
MSCI USA Quality GARP ETF	0.15%

Prior to March 31, 2024, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the iShares MSCI USA Quality GARP ETF, based on the average daily net assets of the fund.

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded fund (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended September 30, 2024, the Fund paid BTC $175 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2024, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI USA Quality GARP ETF	$19,153,421	$24,370,178	$(1,086,892)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI USA Quality GARP ETF	$50,350,303	$50,233,151

For the six months ended September 30, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI USA Quality GARP ETF	$134,597,309	$49,839,077

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

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Notes to Financial Statements (unaudited) (continued)

As of March 31, 2024, the Fund had non-expiring capital loss carryforwards of $878,674 available to offset future realized capital gains.

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI USA Quality GARP ETF	$135,191,887	$9,327,875	$(1,864,270)	$7,463,605

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invest.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24

iShares ETF	Shares	Amount	Shares	Amount
MSCI USA Quality GARP ETF
Shares sold	2,650,000	$134,970,134	1,400,000	$57,020,865
Shares redeemed	(1,000,000)	(49,978,420)	(450,000)	(17,997,118)

	1,650,000	$84,991,714	950,000	$39,023,747

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	17

Board Review and Approval of Investment Advisory Contract

iShares MSCI USA Quality GARP ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	19

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

20	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

• iShares ESG Screened S&P 500 ETF | XVV | Cboe BZX

• iShares ESG Screened S&P Mid-Cap ETF | XJH | Cboe BZX

• iShares ESG Screened S&P Small-Cap ETF | XJR | Cboe BZX

2

Schedule of Investments (unaudited) September 30, 2024	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Axon Enterprise, Inc.(a)	437	$174,625
General Electric Co.	6,621	1,248,588
Howmet Aerospace, Inc.	2,501	250,726

		1,673,939

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	725	80,018
Expeditors International of Washington, Inc.	855	112,347
FedEx Corp.	1,370	374,942
United Parcel Service, Inc., Class B	4,467	609,031

		1,176,338

Automobile Components — 0.1%
Aptiv PLC(a)	1,628	117,232
BorgWarner, Inc.	1,383	50,189

		167,421

Automobiles — 1.8%
Ford Motor Co.	23,925	252,648
General Motors Co.	6,830	306,257
Tesla, Inc.(a)	16,943	4,432,797

		4,991,702

Banks — 3.4%
Bank of America Corp.	41,224	1,635,768
Citigroup, Inc.	11,646	729,040
Citizens Financial Group, Inc.	2,747	112,819
Fifth Third Bancorp	4,147	177,657
Huntington Bancshares, Inc.	8,784	129,125
JPMorgan Chase & Co.	17,374	3,663,482
KeyCorp	5,687	95,257
M&T Bank Corp.	1,013	180,436
PNC Financial Services Group, Inc. (The)	2,436	450,295
Regions Financial Corp.	5,557	129,645
Truist Financial Corp.	8,142	348,233
U.S. Bancorp	9,562	437,270
Wells Fargo & Co.	20,785	1,174,145

		9,263,172

Beverages — 1.5%
Brown-Forman Corp., Class B, NVS	1,133	55,744
Coca-Cola Co. (The)	23,686	1,702,076
Constellation Brands, Inc., Class A	960	247,382
Keurig Dr. Pepper, Inc.	6,454	241,896
Molson Coors Beverage Co., Class B	1,077	61,949
Monster Beverage Corp.(a)	4,321	225,427
PepsiCo, Inc.	8,388	1,426,379

		3,960,853

Biotechnology — 2.1%
AbbVie, Inc.	10,786	2,130,019
Amgen, Inc.	3,281	1,057,171
Biogen, Inc.(a)	890	172,518
Gilead Sciences, Inc.	7,596	636,849
Incyte Corp.(a)	980	64,778
Moderna, Inc.(a)	2,079	138,939
Regeneron Pharmaceuticals, Inc.(a)	647	680,152
Vertex Pharmaceuticals, Inc.(a)	1,576	732,966

		5,613,392

Broadline Retail — 4.0%
Amazon.com, Inc.(a)	57,041	10,628,449
eBay, Inc.	2,996	195,070

		10,823,519

Security	Shares	Value

Building Products — 0.6%
A. O. Smith Corp.	717	$64,408
Allegion PLC	533	77,679
Builders FirstSource, Inc.(a)	714	138,416
Carrier Global Corp.	5,145	414,121
Johnson Controls International PLC	4,093	317,658
Masco Corp.	1,316	110,465
Trane Technologies PLC	1,376	534,893

		1,657,640

Capital Markets — 3.3%
Ameriprise Financial, Inc.	601	282,356
Bank of New York Mellon Corp. (The)	4,507	323,873
BlackRock, Inc.(b)	851	808,033
Blackstone, Inc., Class A, NVS	4,394	672,853
Cboe Global Markets, Inc.	634	129,888
Charles Schwab Corp. (The)	9,112	590,549
CME Group, Inc., Class A	2,194	484,106
FactSet Research Systems, Inc.	231	106,225
Franklin Resources, Inc.	1,858	37,439
Goldman Sachs Group, Inc. (The)	1,928	954,572
Intercontinental Exchange, Inc.	3,502	562,561
Invesco Ltd.	2,811	49,361
KKR & Co., Inc., Class A	4,112	536,945
MarketAxess Holdings, Inc.	227	58,157
Moody’s Corp.	954	452,759
Morgan Stanley	7,606	792,850
MSCI, Inc., Class A	482	280,972
Nasdaq, Inc.	2,540	185,445
Northern Trust Corp.	1,236	111,277
Raymond James Financial, Inc.	1,136	139,115
S&P Global, Inc.	1,955	1,009,992
State Street Corp.	1,830	161,900
T Rowe Price Group, Inc.	1,359	148,036

		8,879,264

Chemicals — 1.5%
Air Products & Chemicals, Inc.	1,352	402,545
Albemarle Corp.	703	66,581
Celanese Corp., Class A	669	90,957
CF Industries Holdings, Inc.	1,106	94,895
Corteva, Inc.	4,241	249,328
Dow, Inc.	4,295	234,636
Ecolab, Inc.	1,541	393,464
FMC Corp.	773	50,972
International Flavors & Fragrances, Inc.	1,567	164,425
Linde PLC	2,935	1,399,584
LyondellBasell Industries NV, Class A	1,589	152,385
Mosaic Co. (The)	1,998	53,506
PPG Industries, Inc.	1,430	189,418
Sherwin-Williams Co. (The)	1,415	540,063

		4,082,759

Commercial Services & Supplies — 0.6%
Cintas Corp.	2,099	432,142
Copart, Inc.(a)	5,366	281,178
Republic Services, Inc.	1,243	249,644
Rollins, Inc.	1,688	85,379
Veralto Corp.	1,514	169,356
Waste Management, Inc.	2,238	464,609

		1,682,308

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	1,571	602,981
Cisco Systems, Inc.	24,602	1,309,319
F5, Inc.(a)	361	79,492

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks, Inc.	2,003	$78,077
Motorola Solutions, Inc.	1,022	459,522

		2,529,391

Construction & Engineering — 0.1%
Quanta Services, Inc.	901	268,633

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	374	201,306
Vulcan Materials Co.	810	202,848

		404,154

Consumer Finance — 0.6%
American Express Co.	3,430	930,216
Capital One Financial Corp.	2,322	347,673
Discover Financial Services	1,539	215,906
Synchrony Financial	2,422	120,810

		1,614,605

Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	2,707	2,399,810
Dollar General Corp.	1,333	112,732
Dollar Tree, Inc.(a)	1,238	87,056
Kroger Co. (The)	4,069	233,154
Sysco Corp.	3,014	235,273
Target Corp.	2,835	441,863
Walgreens Boots Alliance, Inc.	4,466	40,015

		3,549,903

Containers & Packaging — 0.3%
Amcor PLC	8,926	101,131
Avery Dennison Corp.	484	106,848
Ball Corp.	1,860	126,313
International Paper Co.	2,129	104,002
Packaging Corp. of America	548	118,039
Smurfit WestRock PLC	3,021	149,298

		705,631

Distributors — 0.1%
Genuine Parts Co.	852	119,007
LKQ Corp.	1,632	65,150
Pool Corp.	231	87,041

		271,198

Diversified Telecommunication Services — 0.8%
AT&T Inc.	43,785	963,270
Verizon Communications, Inc.	25,705	1,154,411

		2,117,681

Electric Utilities — 0.9%
Constellation Energy Corp.	1,905	495,338
Edison International	2,366	206,055
Entergy Corp.	1,299	170,961
Eversource Energy	2,203	149,914
Exelon Corp.	6,128	248,491
NextEra Energy, Inc.	12,546	1,060,513

		2,331,272

Electrical Equipment — 0.8%
AMETEK, Inc.	1,419	243,656
Eaton Corp. PLC	2,431	805,731
Emerson Electric Co.	3,484	381,045
GE Vernova, Inc.(a)	1,684	429,386
Generac Holdings, Inc.(a)	367	58,309
Hubbell, Inc.	328	140,499
Rockwell Automation, Inc.	695	186,580

		2,245,206

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	7,337	$478,079
CDW Corp.	819	185,340
Corning, Inc.	4,719	213,063
Jabil, Inc.	695	83,282
Keysight Technologies, Inc.(a)	1,068	169,737
TE Connectivity PLC	1,862	281,143
Trimble, Inc.(a)	1,475	91,583
Zebra Technologies Corp., Class A(a)	316	117,021

		1,619,248

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	6,087	220,045
Halliburton Co.	5,384	156,405
Schlumberger NV	8,638	362,364

		738,814

Entertainment — 1.3%
Electronic Arts, Inc.	1,466	210,283
Live Nation Entertainment, Inc.(a)	960	105,110
Netflix, Inc.(a)	2,621	1,858,997
Take-Two Interactive Software, Inc.(a)	990	152,173
Walt Disney Co. (The)	11,075	1,065,304
Warner Bros Discovery, Inc., Class A(a)	13,672	112,794

		3,504,661

Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(a)	11,186	5,148,468
Corpay, Inc.(a)	428	133,861
Fidelity National Information Services, Inc.	3,343	279,976
Fiserv, Inc.(a)	3,512	630,931
Global Payments, Inc.	1,559	159,673
Jack Henry & Associates, Inc.	439	77,501
Mastercard, Inc., Class A	5,038	2,487,765
PayPal Holdings, Inc.(a)	6,230	486,127
Visa, Inc., Class A	10,200	2,804,490

		12,208,792

Food Products — 0.8%
Archer-Daniels-Midland Co.	2,930	175,038
Bunge Global SA	868	83,884
Campbell Soup Co.	1,220	59,682
Conagra Brands, Inc.	2,959	96,227
General Mills, Inc.	3,411	251,902
Hershey Co. (The)	905	173,561
Hormel Foods Corp.	1,747	55,380
J M Smucker Co. (The)	653	79,078
Kellanova	1,639	132,284
Kraft Heinz Co. (The)	5,408	189,875
Lamb Weston Holdings, Inc.	893	57,813
McCormick & Co., Inc., NVS	1,528	125,754
Mondelez International, Inc., Class A	8,149	600,337
Tyson Foods, Inc., Class A	1,721	102,503

		2,183,318

Gas Utilities — 0.0%
Atmos Energy Corp.	940	130,387

Ground Transportation — 1.1%
CSX Corp.	11,880	410,216
JB Hunt Transport Services, Inc.	486	83,752
Norfolk Southern Corp.	1,374	341,439
Old Dominion Freight Line, Inc.	1,155	229,429
Uber Technologies, Inc.(a)	12,829	964,228
Union Pacific Corp.	3,720	916,906

		2,945,970

4	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	10,625	$1,211,356
Align Technology, Inc.(a)	425	108,086
Baxter International, Inc.	3,078	116,872
Becton Dickinson & Co.	1,771	426,988
Boston Scientific Corp.(a)	8,990	753,362
Cooper Cos., Inc. (The)(a)	1,203	132,739
Dexcom, Inc.(a)	2,432	163,041
Edwards Lifesciences Corp.(a)	3,691	243,569
GE HealthCare Technologies, Inc.	2,602	244,198
Hologic, Inc.(a)	1,426	116,162
IDEXX Laboratories, Inc.(a)	504	254,631
Insulet Corp.(a)	428	99,617
Intuitive Surgical, Inc.(a)	2,166	1,064,091
Medtronic PLC	7,829	704,845
ResMed, Inc.	900	219,708
STERIS PLC	604	146,494
Stryker Corp.	2,093	756,117
Teleflex, Inc.	289	71,475
Zimmer Biomet Holdings, Inc.	1,248	134,722

		6,968,073

Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	1,479	163,459
Cencora, Inc.	1,069	240,611
Centene Corp.(a)	3,223	242,627
Cigna Group (The)	1,705	590,680
CVS Health Corp.	7,662	481,787
DaVita, Inc.(a)	286	46,884
Elevance Health, Inc.	1,422	739,440
HCA Healthcare, Inc.	1,138	462,517
Henry Schein, Inc.(a)	776	56,570
Humana, Inc.	729	230,903
Labcorp Holdings, Inc.	510	113,975
McKesson Corp.	794	392,569
Molina Healthcare, Inc.(a)	353	121,630
Quest Diagnostics, Inc.	679	105,415
UnitedHealth Group, Inc.	5,639	3,297,011
Universal Health Services, Inc., Class B	367	84,047

		7,370,125

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	954	113,288
Healthpeak Properties, Inc.	4,253	97,266
Ventas, Inc.	2,526	161,992
Welltower, Inc.	3,546	453,994

		826,540

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	4,337	76,331

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	2,675	339,217
Booking Holdings, Inc.	205	863,485
Caesars Entertainment, Inc.(a)	1,344	56,099
Carnival Corp.(a)	6,146	113,578
Chipotle Mexican Grill, Inc.(a)	8,344	480,781
Darden Restaurants, Inc.	726	119,158
Domino’s Pizza, Inc.	211	90,760
Expedia Group, Inc.(a)	764	113,087
Hilton Worldwide Holdings, Inc.	1,498	345,289
Las Vegas Sands Corp.	2,166	109,036
Marriott International, Inc., Class A	1,420	353,012
McDonald’s Corp.	4,380	1,333,754
MGM Resorts International(a)	1,415	55,312
Norwegian Cruise Line Holdings Ltd.(a)	2,684	55,049

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	1,451	$257,349
Starbucks Corp.	6,914	674,046
Wynn Resorts Ltd.	585	56,090
Yum! Brands, Inc.	1,723	240,720

		5,655,822

Household Durables — 0.4%
DR Horton, Inc.	1,798	343,005
Garmin Ltd.	942	165,820
Lennar Corp., Class A	1,479	277,283
Mohawk Industries, Inc.(a)	319	51,257
NVR, Inc.(a)	18	176,612
PulteGroup, Inc.	1,264	181,422

		1,195,399

Household Products — 1.3%
Church & Dwight Co., Inc.	1,497	156,766
Clorox Co. (The)	759	123,648
Colgate-Palmolive Co.	4,980	516,974
Kimberly-Clark Corp.	2,064	293,666
Procter & Gamble Co. (The)	14,375	2,489,750

		3,580,804

Industrial REITs — 0.3%
Prologis, Inc.	5,651	713,608

Insurance — 2.3%
Aflac, Inc.	3,063	342,443
Allstate Corp. (The)	1,616	306,474
American International Group, Inc.	3,946	288,966
Aon PLC, Class A	1,331	460,513
Arch Capital Group Ltd.(a)	2,288	255,981
Arthur J. Gallagher & Co.	1,333	375,066
Assurant, Inc.	320	63,635
Brown & Brown, Inc.	1,445	149,702
Chubb Ltd.	2,292	660,990
Cincinnati Financial Corp.	947	128,906
Globe Life, Inc.	530	56,132
Hartford Financial Services Group, Inc. (The)	1,788	210,287
Loews Corp.	1,116	88,220
Marsh & McLennan Cos., Inc.	3,002	669,716
MetLife, Inc.	3,602	297,093
Principal Financial Group, Inc.	1,306	112,185
Progressive Corp. (The)	3,576	907,446
Prudential Financial, Inc.	2,188	264,967
Travelers Cos., Inc. (The)	1,396	326,832
W R Berkley Corp.	1,849	104,894
Willis Towers Watson PLC	623	183,492

		6,253,940

Interactive Media & Services — 6.8%
Alphabet, Inc., Class A	35,778	5,933,781
Alphabet, Inc., Class C, NVS	29,330	4,903,683
Match Group, Inc.(a)	1,580	59,787
Meta Platforms, Inc., Class A	13,341	7,636,922

		18,534,173

IT Services — 0.8%
Accenture PLC, Class A	3,825	1,352,061
Akamai Technologies, Inc.(a)	919	92,773
Cognizant Technology Solutions Corp., Class A	3,038	234,473
EPAM Systems, Inc.(a)	348	69,262
Gartner, Inc.(a)	470	238,177
GoDaddy, Inc., Class A(a)	864	135,458
VeriSign, Inc.(a)	514	97,640

		2,219,844

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.0%
Hasbro, Inc.	788	$56,988

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	1,788	265,482
Bio-Techne Corp.	972	77,692
Charles River Laboratories International, Inc.(a)	308	60,667
Danaher Corp.	3,925	1,091,228
IQVIA Holdings, Inc.(a)	1,050	248,818
Mettler-Toledo International, Inc.(a)	130	194,961
Revvity, Inc.	760	97,090
Thermo Fisher Scientific, Inc.	2,333	1,443,124
Waters Corp.(a)	359	129,201
West Pharmaceutical Services, Inc.	445	133,571

		3,741,834

Machinery — 1.8%
Caterpillar, Inc.	2,961	1,158,106
Cummins, Inc.	835	270,365
Deere & Co.	1,564	652,704
Dover Corp.	839	160,870
Fortive Corp.	2,146	169,384
IDEX Corp.	468	100,386
Illinois Tool Works, Inc.	1,655	433,726
Ingersoll Rand, Inc.	2,469	242,357
Nordson Corp.(c)	330	86,668
Otis Worldwide Corp.	2,454	255,069
PACCAR, Inc.	3,184	314,197
Parker-Hannifin Corp.	787	497,242
Pentair PLC	994	97,203
Snap-on, Inc.	323	93,576
Stanley Black & Decker, Inc.	930	102,421
Westinghouse Air Brake Technologies Corp.	1,064	193,403
Xylem, Inc.	1,486	200,655

		5,028,332

Media — 0.6%
Charter Communications, Inc., Class A(a)(c)	595	192,828
Comcast Corp., Class A	23,590	985,354
Fox Corp., Class A, NVS	1,376	58,246
Fox Corp., Class B	789	30,613
Interpublic Group of Cos., Inc. (The)	2,284	72,243
News Corp., Class A, NVS	2,325	61,915
News Corp., Class B	668	18,671
Omnicom Group, Inc.	1,206	124,688
Paramount Global, Class B, NVS	3,645	38,710

		1,583,268

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	8,745	436,550
Newmont Corp.	6,981	373,135
Nucor Corp.	1,454	218,594
Steel Dynamics, Inc.	879	110,824

		1,139,103

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	3,974	116,915
Consolidated Edison, Inc.	2,108	219,506
Dominion Energy, Inc.	5,141	297,098
Public Service Enterprise Group, Inc.	3,038	271,020
Sempra	3,847	321,725

		1,226,264

Office REITs — 0.0%
BXP, Inc.	882	70,966

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.8%
Kinder Morgan, Inc.	11,831	$261,347
Marathon Petroleum Corp.	2,034	331,359
ONEOK, Inc.	3,569	325,243
Phillips 66	2,565	337,169
Targa Resources Corp.	1,333	197,297
Valero Energy Corp.	1,963	265,064
Williams Cos., Inc. (The)	7,410	338,267

		2,055,746

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	3,929	199,554
Southwest Airlines Co.	3,615	107,112
United Airlines Holdings, Inc.(a)	2,028	115,718

		422,384

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,422	141,759

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	12,369	639,972
Catalent, Inc.(a)	1,105	66,930
Eli Lilly & Co.	4,817	4,267,573
Merck & Co., Inc.	15,479	1,757,795
Pfizer, Inc.	34,603	1,001,411
Viatris, Inc.	7,298	84,730
Zoetis, Inc., Class A	2,763	539,835

		8,358,246

Professional Services — 0.6%
Automatic Data Processing, Inc.	2,488	688,504
Broadridge Financial Solutions, Inc.	709	152,456
Dayforce, Inc.(a)(c)	968	59,290
Equifax, Inc.	758	222,746
Paychex, Inc.	1,964	263,549
Paycom Software, Inc.	292	48,639
Verisk Analytics, Inc.	873	233,929

		1,669,113

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	1,846	229,790
CoStar Group, Inc.(a)(c)	2,502	188,751

		418,541

Residential REITs — 0.3%
AvalonBay Communities, Inc.	870	195,968
Camden Property Trust	660	81,530
Equity Residential	2,091	155,696
Essex Property Trust, Inc.	394	116,395
Invitation Homes, Inc.	3,441	121,330
Mid-America Apartment Communities, Inc.	709	112,660
UDR, Inc.	1,839	83,380

		866,959

Retail REITs — 0.3%
Federal Realty Investment Trust	467	53,691
Kimco Realty Corp.	4,123	95,736
Realty Income Corp.	5,292	335,619
Regency Centers Corp.	985	71,146
Simon Property Group, Inc.	1,878	317,420

		873,612

Semiconductors & Semiconductor Equipment — 12.1%
Advanced Micro Devices, Inc.(a)	9,883	1,621,603
Analog Devices, Inc.	3,029	697,185
Applied Materials, Inc.	5,056	1,021,565
Broadcom, Inc.	28,425	4,903,312
Enphase Energy, Inc.(a)	830	93,807

6	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(a)	649	$161,887
Intel Corp.	26,027	610,593
KLA Corp.	820	635,016
Lam Research Corp.	798	651,232
Microchip Technology, Inc.	3,288	263,993
Micron Technology, Inc.	6,765	701,598
Monolithic Power Systems, Inc.	297	274,576
NVIDIA Corp.	150,219	18,242,595
NXP Semiconductors NV	1,561	374,656
ON Semiconductor Corp.(a)	2,624	190,529
Qorvo, Inc.(a)	577	59,604
QUALCOMM, Inc.	6,803	1,156,850
Skyworks Solutions, Inc.	965	95,313
Teradyne, Inc.	1,000	133,930
Texas Instruments, Inc.	5,575	1,151,628

		33,041,472

Software — 11.1%
Adobe, Inc.(a)	2,708	1,402,148
ANSYS, Inc.(a)	529	168,555
Autodesk, Inc.(a)	1,309	360,603
Cadence Design Systems, Inc.(a)	1,678	454,788
Crowdstrike Holdings, Inc., Class A(a)	1,415	396,865
Fair Isaac Corp.(a)	149	289,585
Fortinet, Inc.(a)	3,891	301,747
Gen Digital, Inc.	3,319	91,040
Intuit, Inc.	1,707	1,060,047
Microsoft Corp.	45,390	19,531,317
Oracle Corp.	9,761	1,663,275
Palo Alto Networks, Inc.(a)	1,976	675,397
PTC, Inc.(a)	741	133,869
Roper Technologies, Inc.	652	362,799
Salesforce, Inc.	5,917	1,619,542
ServiceNow, Inc.(a)	1,258	1,125,143
Synopsys, Inc.(a)	933	472,462
Tyler Technologies, Inc.(a)	260	151,767

		30,260,949

Specialized REITs — 1.1%
American Tower Corp.	2,850	662,796
Crown Castle, Inc.	2,663	315,912
Digital Realty Trust, Inc.	1,886	305,211
Equinix, Inc.	578	513,050
Extra Space Storage, Inc.	1,299	234,067
Iron Mountain, Inc.	1,790	212,706
Public Storage	957	348,223
SBA Communications Corp., Class A	661	159,103
VICI Properties, Inc.	6,362	211,918
Weyerhaeuser Co.	4,405	149,153

		3,112,139

Specialty Retail — 2.1%
AutoZone, Inc.(a)	104	327,604
Best Buy Co., Inc.	1,197	123,650
CarMax, Inc.(a)	953	73,743
Home Depot, Inc. (The)	6,055	2,453,486
Lowe’s Cos., Inc.	3,480	942,558

Security	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive, Inc.(a)	353	$406,515
Ross Stores, Inc.	2,044	307,642
TJX Cos., Inc. (The)	6,901	811,144
Tractor Supply Co.	663	192,887
Ulta Beauty, Inc.(a)	292	113,623

		5,752,852

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	92,843	21,632,419
Hewlett Packard Enterprise Co.	7,876	161,143
HP, Inc.	5,996	215,077
NetApp, Inc.	1,249	154,264
Seagate Technology Holdings PLC	1,286	140,856
Super Micro Computer, Inc.(a)(c)	306	127,418
Western Digital Corp.(a)	1,987	135,692

		22,566,869

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	935	149,086
Lululemon Athletica, Inc.(a)	703	190,759
NIKE, Inc., Class B	7,330	647,972
Ralph Lauren Corp., Class A	239	46,335
Tapestry, Inc.	1,395	65,537

		1,099,689

Trading Companies & Distributors — 0.2%
Fastenal Co.	3,509	250,613
United Rentals, Inc.	406	328,750

		579,363

Water Utilities — 0.1%
American Water Works Co., Inc.	1,194	174,611

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	2,988	616,604

Total Long-Term Investments — 99.8% (Cost: $233,853,886)		271,593,493

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(b)(d)(e)	648,327	648,846
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)(d)	391,776	391,776

Total Short-Term Securities — 0.4% (Cost: $1,040,354)		1,040,622

Total Investments — 100.2% (Cost: $234,894,240)		272,634,115

Liabilities in Excess of Other Assets — (0.2)%		(476,383)

Net Assets — 100.0%		$272,157,732

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P 500 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$96,777	$551,739	(a)	$—	$94	$236	$648,846	648,327	$655	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	306,229	85,547	(a)	—	—	—	391,776	391,776	10,799		—
BlackRock, Inc.	732,822	72,998		(94,490)	10,649	86,054	808,033	851	8,594		—

					$10,743	$86,290	$1,848,655		$20,048		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	18	12/20/24	$523	$7,864

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,864	$—	$—	$—	$7,864

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$34,558	$—	$—	$—	$34,558

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$438	$—	$—	$—	$438

8	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P 500 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$496,305

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$271,593,493	$—	$—	$271,593,493
Short-Term Securities
Money Market Funds	1,040,622	—	—	1,040,622

	$272,634,115	$—	$—	$272,634,115

Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,864	$—	$—	$7,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) September 30, 2024	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	3,513	$1,154,688
Hexcel Corp.	7,533	465,765
Woodward, Inc.	5,493	942,105

		2,562,558

Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	11,000	572,770

Automobile Components — 1.0%
Autoliv, Inc.	6,710	626,513
Gentex Corp.	21,021	624,113
Goodyear Tire & Rubber Co. (The)(a)(b)	26,169	231,596
Lear Corp.	5,215	569,217
Visteon Corp.(a)	2,541	242,005

		2,293,444

Automobiles — 0.4%
Harley-Davidson, Inc.	10,962	422,366
Thor Industries, Inc.	4,919	540,549

		962,915

Banks — 6.1%
Associated Banc-Corp.	13,935	300,160
Bank OZK	9,839	422,979
Cadence Bank	13,578	432,459
Columbia Banking System, Inc.	19,386	506,168
Commerce Bancshares, Inc.	10,759	639,085
Cullen/Frost Bankers, Inc.	5,930	663,330
East West Bancorp, Inc.	12,712	1,051,791
First Financial Bankshares, Inc.	11,853	438,680
First Horizon Corp.	49,625	770,676
FNB Corp.	33,094	466,956
Glacier Bancorp, Inc.	10,460	478,022
Hancock Whitney Corp.	7,920	405,266
Home BancShares, Inc.	17,032	461,397
International Bancshares Corp.	4,949	295,901
New York Community Bancorp, Inc.(b)	27,454	308,308
Old National Bancorp	29,254	545,880
Pinnacle Financial Partners, Inc.	7,089	694,509
Prosperity Bancshares, Inc.	8,737	629,676
SouthState Corp.	7,056	685,702
Synovus Financial Corp.	13,204	587,182
Texas Capital Bancshares, Inc.(a)	4,198	299,989
UMB Financial Corp.	4,121	433,158
United Bankshares, Inc.	12,417	460,671
Valley National Bancorp	39,761	360,235
Webster Financial Corp.	15,722	732,802
Wintrust Financial Corp.	6,099	661,924
Zions Bancorp N.A.	13,546	639,642

		14,372,548

Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A, NVS(a)	802	231,890
Celsius Holdings, Inc.(a)(b)	14,363	450,424
Coca-Cola Consolidated, Inc.	542	713,489

		1,395,803

Biotechnology — 3.2%
Arrowhead Pharmaceuticals, Inc.(a)	11,390	220,624
BioMarin Pharmaceutical, Inc.(a)	17,529	1,232,113
Cytokinetics, Inc.(a)	10,829	571,771
Exelixis, Inc.(a)	26,277	681,888
Halozyme Therapeutics, Inc.(a)	11,667	667,819
Neurocrine Biosciences, Inc.(a)	9,295	1,070,970

Security	Shares	Value

Biotechnology (continued)
Roivant Sciences Ltd.(a)	40,144	$463,262
Sarepta Therapeutics, Inc.(a)	8,778	1,096,285
United Therapeutics Corp.(a)(b)	4,080	1,462,068

		7,466,800

Broadline Retail — 0.5%
Macy’s, Inc.	25,602	401,695
Nordstrom, Inc.	8,940	201,061
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,636	547,819

		1,150,575

Building Products — 4.2%
AAON, Inc.	6,161	664,402
Advanced Drainage Systems, Inc.	6,493	1,020,440
Carlisle Cos., Inc.	4,230	1,902,443
Fortune Brands Innovations, Inc.	11,439	1,024,134
Lennox International, Inc.	2,952	1,783,864
Owens Corning	8,023	1,416,220
Simpson Manufacturing Co., Inc.	3,867	739,641
Trex Co., Inc.(a)	9,972	663,936
UFP Industries, Inc.	5,587	733,070

		9,948,150

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	2,734	486,105
Evercore, Inc., Class A	3,270	828,422
Federated Hermes, Inc., Class B	7,219	265,443
Houlihan Lokey, Inc., Class A	4,872	769,873
Interactive Brokers Group, Inc., Class A	9,982	1,391,091
Janus Henderson Group PLC	11,727	446,447
Jefferies Financial Group, Inc.	14,941	919,619
SEI Investments Co.	9,086	628,660
Stifel Financial Corp.	9,402	882,848

		6,618,508

Chemicals — 2.1%
Arcadium Lithium PLC(a)	98,643	281,133
Ashland, Inc.	4,488	390,321
Avient Corp.	8,375	421,430
Axalta Coating Systems Ltd.(a)	20,113	727,890
Cabot Corp.	5,068	566,450
NewMarket Corp.	707	390,186
RPM International, Inc.	11,860	1,435,060
Scotts Miracle-Gro Co. (The)	3,920	339,864
Westlake Corp.	3,066	460,789

		5,013,123

Commercial Services & Supplies — 2.2%
Brink’s Co. (The)	4,048	468,111
Clean Harbors, Inc.(a)	4,653	1,124,677
MSA Safety, Inc.	3,615	641,084
RB Global, Inc.	16,961	1,365,191
Stericycle, Inc.(a)	8,545	521,245
Tetra Tech, Inc.	24,602	1,160,230

		5,280,538

Communications Equipment — 0.5%
Ciena Corp.(a)	13,251	816,129
Lumentum Holdings, Inc.(a)	6,245	395,808

		1,211,937

Construction & Engineering — 2.6%
AECOM	12,354	1,275,798
Comfort Systems U.S.A., Inc.	3,273	1,277,615
EMCOR Group, Inc.	4,292	1,847,835
MasTec, Inc.(a)	5,669	697,854

10	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
MDU Resources Group, Inc.	18,827	$516,048
Valmont Industries, Inc.	1,857	538,437

		6,153,587

Construction Materials — 0.6%
Eagle Materials, Inc.	3,099	891,427
Knife River Corp.(a)	5,204	465,186

		1,356,613

Consumer Finance — 0.6%
Ally Financial, Inc.	25,149	895,053
SLM Corp.	19,945	456,142

		1,351,195

Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	12,239	1,009,473
Casey’s General Stores, Inc.	3,419	1,284,552
Sprouts Farmers Market, Inc.(a)	9,231	1,019,195
U.S. Foods Holding Corp.(a)	22,530	1,385,595

		4,698,815

Containers & Packaging — 1.9%
AptarGroup, Inc.	6,110	978,761
Berry Global Group, Inc.	10,510	714,470
Crown Holdings, Inc.	10,932	1,048,160
Graphic Packaging Holding Co.	27,525	814,465
Greif, Inc., Class A, NVS	2,427	152,076
Silgan Holdings, Inc.	7,515	394,537
Sonoco Products Co.	9,067	495,330

		4,597,799

Diversified Consumer Services — 1.5%
Duolingo, Inc., Class A(a)	3,450	972,969
Graham Holdings Co., Class B	317	260,485
Grand Canyon Education, Inc.(a)	2,642	374,768
H&R Block, Inc.	12,880	818,524
Service Corp. International	13,355	1,054,110

		3,480,856

Diversified REITs — 0.5%
WP Carey, Inc.	20,176	1,256,965

Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(a)	20,380	724,101
Iridium Communications, Inc.	10,839	330,048

		1,054,149

Electrical Equipment — 1.6%
Acuity Brands, Inc.	2,828	778,803
EnerSys	3,695	377,075
nVent Electric PLC	15,295	1,074,627
Regal Rexnord Corp.	6,128	1,016,512
Sensata Technologies Holding PLC	13,845	496,482

		3,743,499

Electronic Equipment, Instruments & Components — 2.8%
Arrow Electronics, Inc.(a)	4,856	645,023
Avnet, Inc.	8,081	438,879
Belden, Inc.	3,756	439,940
Cognex Corp.	15,741	637,511
Coherent Corp.(a)	14,110	1,254,520
Crane NXT Co.	4,502	252,562
IPG Photonics Corp.(a)	2,492	185,205
Littelfuse, Inc.	2,280	604,770
Novanta, Inc.(a)(b)	3,302	590,794
TD SYNNEX Corp.	6,976	837,678

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	10,608	$200,597
Vontier Corp.	14,096	475,599

		6,563,078

Energy Equipment & Services — 0.8%
ChampionX Corp.	17,670	532,750
NOV, Inc.	36,108	576,645
Valaris Ltd.(a)	6,110	340,633
Weatherford International PLC	6,746	572,870

		2,022,898

Entertainment — 0.2%
Warner Music Group Corp., Class A	13,080	409,404

Financial Services — 1.8%
Equitable Holdings, Inc.	21,525	904,696
Essent Group Ltd.	9,837	632,421
Euronet Worldwide, Inc.(a)	3,955	392,455
MGIC Investment Corp.	24,092	616,755
Voya Financial, Inc.	9,018	714,406
Western Union Co. (The)	22,636	270,047
WEX, Inc.(a)	3,768	790,262

		4,321,042

Food Products — 1.2%
Darling Ingredients, Inc.(a)	14,656	544,617
Flowers Foods, Inc.	18,042	416,229
Ingredion, Inc.	5,967	820,045
Lancaster Colony Corp.	1,759	310,586
Pilgrim’s Pride Corp.(a)	3,797	174,852
Post Holdings, Inc.(a)	4,399	509,184

		2,775,513

Gas Utilities — 0.9%
New Jersey Resources Corp.	9,185	433,532
ONE Gas, Inc.	5,185	385,868
Southwest Gas Holdings, Inc.	5,557	409,884
Spire, Inc.	5,284	355,560
UGI Corp.	19,690	492,644

		2,077,488

Ground Transportation — 1.8%
Avis Budget Group, Inc.	1,586	138,918
Knight-Swift Transportation Holdings, Inc.	14,912	804,502
Landstar System, Inc.	3,263	616,283
Ryder System, Inc.	3,970	578,826
Saia, Inc.(a)	2,444	1,068,664
XPO, Inc.(a)	10,724	1,152,937

		4,360,130

Health Care Equipment & Supplies — 2.0%
DENTSPLY SIRONA, Inc.	18,592	503,100
Enovis Corp.(a)	5,127	220,717
Envista Holdings Corp.(a)(b)	15,740	311,022
Globus Medical, Inc., Class A(a)	10,397	743,801
Haemonetics Corp.(a)	4,712	378,751
Lantheus Holdings, Inc.(a)(b)	6,390	701,303
LivaNova PLC(a)	4,962	260,703
Masimo Corp.(a)	4,069	542,520
Neogen Corp.(a)(b)	18,130	304,765
Penumbra, Inc.(a)	3,564	692,521

		4,659,203

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	8,517	540,063
Amedisys, Inc.(a)	3,003	289,819
Chemed Corp.	1,373	825,132

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Encompass Health Corp.	9,283	$897,109
HealthEquity, Inc.(a)(b)	8,034	657,583
Option Care Health, Inc.(a)	15,747	492,881
R1 RCM, Inc.(a)	14,343	203,240
Tenet Healthcare Corp.(a)	8,788	1,460,566

		5,366,393

Health Care REITs — 0.8%
Healthcare Realty Trust, Inc.	33,543	608,806
Omega Healthcare Investors, Inc.	23,802	968,741
Sabra Health Care REIT, Inc.	21,544	400,934

		1,978,481

Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	11,509	501,447

Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	19,321	272,426

Hotels, Restaurants & Leisure — 3.8%
Aramark	24,372	943,927
Boyd Gaming Corp.	6,312	408,071
Choice Hotels International, Inc.(b)	2,080	271,024
Churchill Downs, Inc.	6,769	915,236
Hilton Grand Vacations, Inc.(a)	5,877	213,453
Hyatt Hotels Corp., Class A(b)	4,130	628,586
Light & Wonder, Inc., Class A(a)	8,194	743,442
Marriott Vacations Worldwide Corp.	2,992	219,852
Planet Fitness, Inc., Class A(a)	7,787	632,460
Texas Roadhouse, Inc.	6,122	1,081,145
Travel + Leisure Co.	6,398	294,820
Vail Resorts, Inc.	3,451	601,475
Wendy’s Co. (The)	15,865	277,955
Wingstop, Inc.	2,695	1,121,336
Wyndham Hotels & Resorts, Inc.	7,300	570,422

		8,923,204

Household Durables — 2.2%
KB Home	6,642	569,153
Taylor Morrison Home Corp., Class A(a)	9,574	672,669
Tempur Sealy International, Inc.	16,038	875,675
Toll Brothers, Inc.	9,452	1,460,240
TopBuild Corp.(a)	2,761	1,123,202
Whirlpool Corp.	5,067	542,169

		5,243,108

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	4,952	381,007

Industrial REITs — 1.3%
EastGroup Properties, Inc.	4,450	831,349
First Industrial Realty Trust, Inc.	12,147	679,989
Rexford Industrial Realty, Inc.	20,059	1,009,168
STAG Industrial, Inc.	16,748	654,680

		3,175,186

Insurance — 5.1%
American Financial Group, Inc.	6,642	894,013
Brighthouse Financial, Inc.(a)	5,572	250,907
CNO Financial Group, Inc.	9,701	340,505
Fidelity National Financial, Inc., Class A	23,826	1,478,642
First American Financial Corp.	9,437	622,936
Hanover Insurance Group, Inc. (The)	3,300	488,763
Kemper Corp.	5,603	343,184
Kinsale Capital Group, Inc.	2,036	947,901
Old Republic International Corp.	21,811	772,546
Primerica, Inc.	3,102	822,495

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America, Inc.	6,040	$1,315,935
RenaissanceRe Holdings Ltd.	4,783	1,302,889
RLI Corp.	3,832	593,883
Ryan Specialty Holdings, Inc., Class A	9,460	628,049
Selective Insurance Group, Inc.	5,637	525,932
Unum Group	11,868	705,434

		12,034,014

Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(a)	26,657	275,100

IT Services — 0.4%
ASGN, Inc.(a)	4,109	383,082
Kyndryl Holdings, Inc.(a)	21,403	491,841

		874,923

Leisure Products — 0.5%
Brunswick Corp.	6,130	513,817
Polaris, Inc.	4,855	404,130
YETI Holdings, Inc.(a)	7,717	316,628

		1,234,575

Life Sciences Tools & Services — 2.5%
Avantor, Inc.(a)	62,351	1,613,020
Azenta, Inc.(a)	4,512	218,561
Bruker Corp.	10,182	703,169
Illumina, Inc.(a)	14,660	1,911,811
Medpace Holdings, Inc.(a)	2,338	780,424
Repligen Corp.(a)	4,797	713,890

		5,940,875

Machinery — 4.5%
AGCO Corp.	5,740	561,716
Chart Industries, Inc.(a)(b)	3,866	479,925
Crane Co.	4,476	708,461
Donaldson Co., Inc.	11,085	816,965
Esab Corp.	5,246	557,702
Flowserve Corp.	12,133	627,155
Graco, Inc.	15,548	1,360,605
ITT, Inc.	7,505	1,122,073
Lincoln Electric Holdings, Inc.	5,217	1,001,768
Middleby Corp. (The)(a)	4,959	689,946
Oshkosh Corp.	5,969	598,154
Terex Corp.	6,135	324,603
Timken Co. (The)	5,853	493,349
Toro Co. (The)	9,563	829,399
Watts Water Technologies, Inc., Class A	2,522	522,533

		10,694,354

Marine Transportation — 0.3%
Kirby Corp.(a)	5,322	651,573

Media — 0.5%
New York Times Co. (The), Class A	15,016	835,941
Nexstar Media Group, Inc., Class A	2,781	459,838

		1,295,779

Metals & Mining — 2.1%
Alcoa Corp.	23,830	919,361
Cleveland-Cliffs, Inc.(a)	43,301	552,954
Commercial Metals Co.	10,636	584,555
Reliance, Inc.	5,065	1,464,849
Royal Gold, Inc.	6,055	849,516
United States Steel Corp.	20,632	728,928

		5,100,163

12	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	45,950	$922,216
Starwood Property Trust, Inc.	29,118	593,425

		1,515,641

Office REITs — 0.7%
COPT Defense Properties	10,227	310,185
Cousins Properties, Inc.	14,055	414,341
Kilroy Realty Corp.	9,765	377,906
Vornado Realty Trust	15,256	601,086

		1,703,518

Oil, Gas & Consumable Fuels — 0.9%
Antero Midstream Corp.	31,144	468,717
DT Midstream, Inc.	8,877	698,265
HF Sinclair Corp.	14,968	667,124
PBF Energy, Inc., Class A	9,223	285,452

		2,119,558

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	5,756	618,540

Personal Care Products — 0.7%
BellRing Brands, Inc.(a)	11,859	720,079
Coty, Inc., Class A(a)	34,001	319,269
elf Beauty, Inc.(a)(b)	5,204	567,392

		1,606,740

Pharmaceuticals — 0.3%
Jazz Pharmaceuticals PLC(a)	5,682	633,032

Professional Services — 1.9%
Concentrix Corp.	4,337	222,271
ExlService Holdings, Inc.(a)	14,855	566,718
Exponent, Inc.	4,669	538,242
FTI Consulting, Inc.(a)	3,245	738,432
Genpact Ltd.	15,120	592,855
Insperity, Inc.	3,279	288,552
ManpowerGroup, Inc.	4,428	325,547
Maximus, Inc.	5,562	518,156
Paylocity Holding Corp.(a)	3,988	657,901

		4,448,674

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(a)	4,373	1,179,879

Residential REITs — 1.2%
American Homes 4 Rent, Class A	28,964	1,111,928
Equity LifeStyle Properties, Inc.	17,177	1,225,407
Independence Realty Trust, Inc.	20,691	424,166

		2,761,501

Retail REITs — 1.2%
Agree Realty Corp.	9,131	687,838
Brixmor Property Group, Inc.	27,637	769,967
Kite Realty Group Trust	20,217	536,963
NNN REIT, Inc.	16,983	823,506

		2,818,274

Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(a)	14,247	331,955
Amkor Technology, Inc.	10,490	320,994
Cirrus Logic, Inc.(a)	4,905	609,250
Lattice Semiconductor Corp.(a)	12,639	670,752
MACOM Technology Solutions Holdings, Inc.(a)(b)	5,324	592,348
MKS Instruments, Inc.	6,178	671,611
Onto Innovation, Inc.(a)	4,548	943,983
Power Integrations, Inc.	5,230	335,348
Rambus, Inc.(a)	9,878	417,049

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.(a)	2,972	$343,474
Synaptics, Inc.(a)	3,635	282,003
Universal Display Corp.	4,049	849,885

		6,368,652

Software — 3.1%
Altair Engineering, Inc., Class A(a)	5,508	526,069
Appfolio, Inc., Class A(a)	2,116	498,106
Aspen Technology, Inc.(a)	2,452	585,587
Blackbaud, Inc.(a)	3,710	314,163
CommVault Systems, Inc.(a)	4,027	619,554
Dolby Laboratories, Inc., Class A	5,473	418,849
Dropbox, Inc., Class A(a)	21,930	557,680
Dynatrace, Inc.(a)(b)	27,431	1,466,735
Manhattan Associates, Inc.(a)	5,617	1,580,511
Qualys, Inc.(a)	3,378	433,938
Teradata Corp.(a)	8,902	270,087

		7,271,279

Specialized REITs — 2.0%
CubeSmart	20,726	1,115,680
EPR Properties	6,940	340,338
Gaming & Leisure Properties, Inc.	25,165	1,294,739
Lamar Advertising Co., Class A	8,060	1,076,816
National Storage Affiliates Trust	6,434	310,119
PotlatchDeltic Corp.	6,536	294,447
Rayonier, Inc.	12,356	397,616

		4,829,755

Specialty Retail — 4.3%
Abercrombie & Fitch Co., Class A(a)(b)	4,704	658,090
AutoNation, Inc.(a)	2,402	429,766
Burlington Stores, Inc.(a)	5,807	1,530,028
Five Below, Inc.(a)	5,054	446,521
Floor & Decor Holdings, Inc., Class A(a)(b)	9,855	1,223,695
GameStop Corp., Class A(a)(b)	35,689	818,349
Gap, Inc. (The)	20,414	450,129
Lithia Motors, Inc., Class A	2,452	778,853
Murphy U.S.A., Inc.(b)	1,717	846,258
Penske Automotive Group, Inc.	1,749	284,073
RH(a)	1,374	459,507
Valvoline, Inc.(a)	11,819	494,625
Williams-Sonoma, Inc.	11,796	1,827,436

		10,247,330

Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A(a)	28,443	1,428,976

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	10,827	459,498
Carter’s, Inc.	3,308	214,954
Columbia Sportswear Co.	2,980	247,906
Crocs, Inc.(a)	5,466	791,531
PVH Corp.	5,178	522,098
Skechers U.S.A., Inc., Class A(a)	12,186	815,487
Under Armour, Inc., Class A(a)	17,379	154,847
Under Armour, Inc., Class C, NVS(a)	12,716	106,306

		3,312,627

Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	3,520	785,418
Core & Main, Inc., Class A(a)	17,787	789,743
GATX Corp.	3,265	432,449
MSC Industrial Direct Co., Inc., Class A	4,135	355,858

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Watsco, Inc.	3,196	$1,572,049
WESCO International, Inc.	4,135	694,597

		4,630,114

Water Utilities — 0.4%
Essential Utilities, Inc.	23,206	895,055

Total Long-Term Investments — 99.8% (Cost: $204,769,489)		236,063,656

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	10,096,501	10,104,578
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	344,643	344,643

Total Short-Term Securities — 4.4% (Cost: $10,443,382)		10,449,221

Total Investments — 104.2% (Cost: $215,212,871)		246,512,877

Liabilities in Excess of Other Assets — (4.2)%		(9,879,019)

Net Assets — 100.0%		$236,633,858

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,474,748	$1,625,653	(a)	$—	$155	$4,022	$10,104,578	10,096,501	$12,704	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	258,761	85,882	(a)	—	—	—	344,643	344,643	11,186		—

					$155	$4,022	$10,449,221		$23,890		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Mid-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Mid 400 E-Mini Index	1	12/20/24	$315	$8,238

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$8,238	$—	$—	$—	$8,238

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(18,980)	$—	$—	$—	$(18,980)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$5,090	$—	$—	$—	$5,090

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$749,050

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Mid-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$236,063,656	$—	$—	$236,063,656
Short-Term Securities
Money Market Funds	10,449,221	—	—	10,449,221

	$246,512,877	$—	$—	$246,512,877

Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,238	$—	$—	$8,238

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.(a)	2,451	$160,197
AeroVironment, Inc.(a)	1,950	390,975
Mercury Systems, Inc.(a)	3,532	130,684
Triumph Group, Inc.(a)	5,411	69,748

		751,604

Air Freight & Logistics — 0.3%
Forward Air Corp.	1,328	47,011
Hub Group, Inc., Class A	4,300	195,435

		242,446

Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(a)	8,258	51,034
Dana, Inc.	8,995	94,987
Dorman Products, Inc.(a)	1,899	214,815
Fox Factory Holding Corp.(a)	2,897	120,226
Gentherm, Inc.(a)	2,178	101,386
LCI Industries	1,777	214,200
Patrick Industries, Inc.	1,560	222,097
Standard Motor Products, Inc.	1,436	47,675
XPEL, Inc.(a)	1,578	68,438

		1,134,858

Automobiles — 0.1%
Winnebago Industries, Inc.	2,027	117,789

Banks — 9.7%
Ameris Bancorp	4,470	278,883
Atlantic Union Bankshares Corp.	6,165	232,236
Axos Financial, Inc.(a)	3,713	233,473
Banc of California, Inc.	9,587	141,217
BancFirst Corp.	1,379	145,140
Bancorp, Inc. (The)(a)(b)	3,399	181,846
Bank of Hawaii Corp.	2,717	170,546
BankUnited, Inc.	5,149	187,630
Banner Corp.	2,357	140,383
Berkshire Hills Bancorp, Inc.	2,807	75,593
Brookline Bancorp, Inc.	6,183	62,386
Capitol Federal Financial, Inc.	8,487	49,564
Cathay General Bancorp	4,848	208,222
Central Pacific Financial Corp.	1,558	45,977
City Holding Co.	981	115,160
Community Financial System, Inc.	3,562	206,845
Customers Bancorp, Inc.(a)	2,053	95,362
CVB Financial Corp.	9,075	161,716
Dime Community Bancshares, Inc.	2,459	70,819
Eagle Bancorp, Inc.	2,066	46,650
FB Financial Corp.	2,435	114,275
First BanCorp/Puerto Rico	10,781	228,234
First Bancorp/Southern Pines NC	2,863	119,072
First Commonwealth Financial Corp.	7,053	120,959
First Financial Bancorp	6,599	166,493
First Hawaiian, Inc.	8,925	206,614
Fulton Financial Corp.	12,309	223,162
Hanmi Financial Corp.	1,808	33,629
Heritage Financial Corp.	2,413	52,531
Hilltop Holdings, Inc.	3,205	103,073
Hope Bancorp, Inc.	8,391	105,391
Independent Bank Corp.	2,948	174,315
Independent Bank Group, Inc.	2,509	144,669
Lakeland Financial Corp.	1,763	114,807
National Bank Holdings Corp., Class A	2,609	109,839
NBT Bancorp, Inc.	3,182	140,740

Security	Shares	Value

Banks (continued)
Northwest Bancshares, Inc.	8,790	$117,610
OFG Bancorp	3,183	142,980
Pacific Premier Bancorp, Inc.	6,665	167,691
Park National Corp.	1,011	169,828
Pathward Financial, Inc.	1,738	114,725
Preferred Bank	561	45,020
Provident Financial Services, Inc.	7,629	141,594
Renasant Corp.	4,393	142,773
S&T Bancorp, Inc.	2,594	108,870
Seacoast Banking Corp. of Florida	5,804	154,677
ServisFirst Bancshares, Inc.	3,492	280,931
Simmons First National Corp., Class A	8,467	182,379
Southside Bancshares, Inc.	1,977	66,091
Stellar Bancorp, Inc.	3,296	85,333
Tompkins Financial Corp.	866	50,046
Triumph Financial, Inc.(a)	1,515	120,503
TrustCo Bank Corp.	1,323	43,752
Trustmark Corp.	4,243	135,012
United Community Banks, Inc.	8,263	240,288
Veritex Holdings, Inc.	3,671	96,621
WaFd, Inc.	4,884	170,207
Westamerica BanCorp	1,828	90,340
WSFS Financial Corp.	4,059	206,968

		8,081,690

Beverages — 0.2%
MGP Ingredients, Inc.	989	82,334
National Beverage Corp.	1,626	76,325

		158,659

Biotechnology — 1.6%
Alkermes PLC(a)	11,463	320,849
Arcus Biosciences, Inc.(a)(b)	3,749	57,322
Catalyst Pharmaceuticals, Inc.(a)	7,797	155,004
Dynavax Technologies Corp.(a)	8,546	95,203
Ironwood Pharmaceuticals, Inc., Class A(a)	9,923	40,883
Myriad Genetics, Inc.(a)	6,322	173,160
Protagonist Therapeutics, Inc.(a)	4,101	184,545
REGENXBIO, Inc.(a)	3,143	32,970
Vericel Corp.(a)	3,408	143,988
Vir Biotechnology, Inc.(a)	6,441	48,243
Xencor, Inc.(a)	4,297	86,413

		1,338,580

Broadline Retail — 0.2%
Kohl’s Corp.	7,769	163,926

Building Products — 1.9%
American Woodmark Corp.(a)	1,092	102,047
Apogee Enterprises, Inc.	1,536	107,543
Armstrong World Industries, Inc.	3,042	399,810
AZZ, Inc.	2,083	172,077
Gibraltar Industries, Inc.(a)	2,130	148,951
Griffon Corp.	2,846	199,220
Hayward Holdings, Inc.(a)(b)	9,923	152,219
Insteel Industries, Inc.	1,344	41,785
Quanex Building Products Corp.	3,289	91,270
Resideo Technologies, Inc.(a)	10,193	205,287

		1,620,209

Capital Markets — 2.8%
Artisan Partners Asset Management, Inc., Class A	4,862	210,622
BGC Group, Inc., Class A	22,827	209,552
Brightsphere Investment Group, Inc.	1,965	49,911
Cohen & Steers, Inc.	1,865	178,947

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Donnelley Financial Solutions, Inc.(a)	1,859	$122,378
Moelis & Co., Class A	3,649	249,993
Piper Sandler Cos	1,102	312,759
PJT Partners, Inc., Class A	1,661	221,478
StepStone Group, Inc., Class A	4,363	247,949
StoneX Group, Inc.(a)	1,977	161,877
Virtu Financial, Inc., Class A	5,723	174,322
Virtus Investment Partners, Inc.	463	96,975
WisdomTree, Inc.	8,286	82,777

		2,319,540

Chemicals — 2.4%
AdvanSix, Inc.	1,846	56,081
Balchem Corp.	2,259	397,584
Hawkins, Inc.	1,329	169,408
HB Fuller Co.	3,796	301,326
Ingevity Corp.(a)	2,530	98,670
Innospec, Inc.	1,741	196,890
Koppers Holdings, Inc.	1,426	52,092
Mativ Holdings, Inc.	3,776	64,154
Minerals Technologies, Inc.	2,247	173,536
Quaker Chemical Corp.	960	161,750
Sensient Technologies Corp.	2,956	237,130
Stepan Co.	1,470	113,558

		2,022,179

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	4,379	231,036
Brady Corp., Class A, NVS	3,066	234,948
Deluxe Corp.	3,100	60,419
Enviri Corp.(a)	5,618	58,090
GEO Group, Inc. (The)(a)	9,469	121,677
Healthcare Services Group, Inc.(a)	5,100	56,967
HNI Corp.	3,292	177,241
Interface, Inc., Class A	4,052	76,867
Liquidity Services, Inc.(a)	1,578	35,978
Matthews International Corp., Class A	2,127	49,346
MillerKnoll, Inc.	4,853	120,160
OPENLANE, Inc.(a)	7,549	127,427
Pitney Bowes, Inc.	8,192	58,409
UniFirst Corp.	1,046	207,788
Viad Corp.(a)	1,487	53,279

		1,669,632

Communications Equipment — 1.0%
Calix, Inc.(a)	4,092	158,729
Digi International, Inc.(a)	2,531	69,678
Extreme Networks, Inc.(a)	9,114	136,983
Harmonic, Inc.(a)	8,085	117,799
NetScout Systems, Inc.(a)	4,996	108,663
Viasat, Inc.(a)(b)	5,871	70,100
Viavi Solutions, Inc.(a)	15,516	139,954

		801,906

Construction & Engineering — 1.3%
Arcosa, Inc.	3,396	321,805
Dycom Industries, Inc.(a)	2,025	399,127
Granite Construction, Inc.	3,047	241,566
MYR Group, Inc.(a)	1,156	118,178

		1,080,676

Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	1,688	80,315
Encore Capital Group, Inc.(a)(b)	1,646	77,806
Enova International, Inc.(a)	1,834	153,671

Security	Shares	Value

Consumer Finance (continued)
Green Dot Corp., Class A(a)	875	$10,246
Navient Corp.	5,529	86,197
PRA Group, Inc.(a)	2,761	61,736
PROG Holdings, Inc.	2,959	143,482
World Acceptance Corp.(a)	228	26,900

		640,353

Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	2,238	112,213
Chefs’ Warehouse, Inc. (The)(a)	2,428	102,000
Grocery Outlet Holding Corp.(a)	6,858	120,358
PriceSmart, Inc.	1,748	160,432
SpartanNash Co.	2,345	52,552
United Natural Foods, Inc.(a)	4,160	69,971

		617,526

Containers & Packaging — 0.6%
Myers Industries, Inc.	2,633	36,388
O-I Glass, Inc.(a)	10,885	142,811
Sealed Air Corp.	8,656	314,213

		493,412

Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(a)	2,631	198,588
Frontdoor, Inc.(a)	5,336	256,074
Mister Car Wash, Inc.(a)	6,576	42,810
Perdoceo Education Corp.	4,208	93,586
Strategic Education, Inc.	1,703	157,613
Stride, Inc.(a)	2,962	252,688

		1,001,359

Diversified REITs — 0.9%
Alexander & Baldwin, Inc.	5,091	97,747
American Assets Trust, Inc.	3,301	88,203
Armada Hoffler Properties, Inc.	4,691	50,803
Essential Properties Realty Trust, Inc.	12,118	413,830
Global Net Lease, Inc.	13,776	115,994

		766,577

Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.	2,942	223,357
Consolidated Communications Holdings, Inc.(a)	5,422	25,158
Lumen Technologies, Inc.(a)	70,786	502,580

		751,095

Electric Utilities — 0.3%
Otter Tail Corp.	2,918	228,071

Electrical Equipment — 0.6%
Powell Industries, Inc.	651	144,515
Sunrun, Inc.(a)	15,561	281,032
Vicor Corp.(a)	1,610	67,781

		493,328

Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	2,623	276,044
Arlo Technologies, Inc.(a)	6,978	84,504
Badger Meter, Inc.	2,048	447,304
Benchmark Electronics, Inc.	2,528	112,041
CTS Corp.	2,128	102,953
ePlus, Inc.(a)	1,856	182,519
Insight Enterprises, Inc.(a)	1,951	420,226
Itron, Inc.(a)	3,130	334,315
Knowles Corp.(a)	6,146	110,812
OSI Systems, Inc.(a)(b)	1,108	168,228
PC Connection, Inc.	860	64,870
Plexus Corp.(a)	1,899	259,612

18	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Rogers Corp.(a)	1,184	$133,804
Sanmina Corp.(a)	3,804	260,384
ScanSource, Inc.(a)	1,580	75,887
TTM Technologies, Inc.(a)	7,085	129,301

		3,162,804

Energy Equipment & Services — 1.3%
Archrock, Inc.	11,782	238,468
Bristow Group, Inc.(a)	1,726	59,875
Cactus, Inc., Class A	4,628	276,153
Core Laboratories, Inc.(b)	3,288	60,926
Helix Energy Solutions Group, Inc.(a)(b)	9,933	110,256
Innovex International, Inc.(a)	2,437	35,775
Nabors Industries Ltd.(a)	634	40,874
Tidewater, Inc.(a)	3,368	241,789

		1,064,116

Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	7,451	207,436
Madison Square Garden Sports Corp., Class A(a)	1,165	242,623

		450,059

Financial Services — 2.0%
EVERTEC, Inc.	4,471	151,522
HA Sustainable Infrastructure Capital, Inc.	8,107	279,448
Jackson Financial, Inc., Class A	428	39,047
Mr. Cooper Group, Inc.(a)	4,489	413,796
NMI Holdings, Inc., Class A(a)	5,558	228,934
Payoneer Global, Inc.(a)	17,309	130,337
Radian Group, Inc.	4,306	149,375
Walker & Dunlop, Inc.	2,236	253,987

		1,646,446

Food Products — 1.2%
B&G Foods, Inc.	5,563	49,399
Cal-Maine Foods, Inc.	2,841	212,620
Fresh Del Monte Produce, Inc.	2,348	69,360
Hain Celestial Group, Inc. (The)(a)	6,308	54,438
J & J Snack Foods Corp.	1,082	186,234
John B Sanfilippo & Son, Inc.	631	59,509
Simply Good Foods Co. (The)(a)	6,357	221,033
Tootsie Roll Industries, Inc.	1,146	35,492
TreeHouse Foods, Inc.(a)(b)	3,266	137,107

		1,025,192

Gas Utilities — 0.4%
Chesapeake Utilities Corp.	1,567	194,574
Northwest Natural Holding Co.	2,694	109,969

		304,543

Ground Transportation — 0.7%
ArcBest Corp.	1,651	179,051
Heartland Express, Inc.	3,000	36,840
Hertz Global Holdings, Inc.(a)	8,519	28,113
Marten Transport Ltd.	4,017	71,101
Schneider National, Inc., Class B	3,297	94,096
Werner Enterprises, Inc.	4,318	166,632

		575,833

Health Care Equipment & Supplies — 3.6%
Artivion, Inc.(a)	2,620	69,744
Avanos Medical, Inc.(a)	3,193	76,728
CONMED Corp.	2,144	154,197
Glaukos Corp.(a)	3,825	498,321
ICU Medical, Inc.(a)	1,700	309,774
Inari Medical, Inc.(a)	3,483	143,639

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Integer Holdings Corp.(a)	2,334	$303,420
Integra LifeSciences Holdings Corp.(a)	4,637	84,254
LeMaitre Vascular, Inc.	1,423	132,182
Merit Medical Systems, Inc.(a)	4,052	400,459
Omnicell, Inc.(a)	3,217	140,261
QuidelOrtho Corp.(a)	4,025	183,540
STAAR Surgical Co.(a)	3,440	127,796
Tandem Diabetes Care, Inc.(a)(b)	4,570	193,814
UFP Technologies, Inc.(a)(b)	508	160,884

		2,979,013

Health Care Providers & Services — 2.7%
AdaptHealth Corp.(a)	7,344	82,473
Addus HomeCare Corp.(a)	1,246	165,755
AMN Healthcare Services, Inc.(a)(b)	2,641	111,952
Astrana Health, Inc.(a)	2,891	167,504
CorVel Corp.(a)	632	206,594
Cross Country Healthcare, Inc.(a)(b)	2,197	29,528
Fulgent Genetics, Inc.(a)	1,382	30,031
National HealthCare Corp.	858	107,911
NeoGenomics, Inc.(a)	8,965	132,234
Owens & Minor, Inc.(a)	5,159	80,945
Patterson Cos., Inc.	5,452	119,072
Pediatrix Medical Group, Inc.(a)	5,954	69,007
Premier, Inc., Class A	7,327	146,540
Privia Health Group, Inc.(a)	7,178	130,711
RadNet, Inc.(a)	4,531	314,406
Select Medical Holdings Corp.	7,332	255,667
U.S. Physical Therapy, Inc.	1,052	89,031

		2,239,361

Health Care REITs — 0.9%
CareTrust REIT, Inc.	10,735	331,282
LTC Properties, Inc.	3,046	111,758
Medical Properties Trust, Inc.(b)	41,843	244,781
Universal Health Realty Income Trust	900	41,175

		728,996

Health Care Technology — 0.3%
Certara, Inc.(a)	7,632	89,371
HealthStream, Inc.	1,690	48,739
Schrodinger, Inc.(a)	3,847	71,362
Simulations Plus, Inc.	1,147	36,727

		246,199

Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.	15,616	231,898
DiamondRock Hospitality Co.	14,404	125,747
Pebblebrook Hotel Trust	8,375	110,801
Service Properties Trust	11,466	52,285
Summit Hotel Properties, Inc.	7,488	51,368
Sunstone Hotel Investors, Inc.	14,132	145,842
Xenia Hotels & Resorts, Inc.	7,086	104,660

		822,601

Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants, Inc.(a)	1,609	52,389
Bloomin’ Brands, Inc.	5,256	86,882
Brinker International, Inc.(a)	3,104	237,549
Cheesecake Factory, Inc. (The)	3,253	131,909
Chuy’s Holdings, Inc.(a)	1,214	45,404
Cracker Barrel Old Country Store, Inc.	1,543	69,975
Dave & Buster’s Entertainment, Inc.(a)	2,199	74,876
Golden Entertainment, Inc.	1,494	47,494
Jack in the Box, Inc.	1,329	61,852

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.	885	$70,154
Papa John’s International, Inc.	2,283	122,985
Penn Entertainment, Inc.(a)	10,440	196,898
Sabre Corp.(a)	26,882	98,657
Shake Shack, Inc., Class A(a)	2,783	287,234
Six Flags Entertainment Corp.	6,436	259,435

		1,843,693

Household Durables — 3.7%
Cavco Industries, Inc.(a)	575	246,238
Century Communities, Inc.	1,925	198,237
Ethan Allen Interiors, Inc.	1,572	50,131
Green Brick Partners, Inc.(a)	2,145	179,150
Installed Building Products, Inc.	1,622	399,450
La-Z-Boy, Inc.	2,923	125,484
Leggett & Platt, Inc.	9,324	126,993
LGI Homes, Inc.(a)	1,445	171,261
M/I Homes, Inc.(a)	1,908	326,955
Meritage Homes Corp.	2,529	518,622
Newell Brands, Inc.	29,021	222,881
Sonos, Inc.(a)	8,410	103,359
Tri Pointe Homes, Inc.(a)	6,515	295,195
Worthington Enterprises, Inc.	2,169	89,905

		3,053,861

Household Products — 0.6%
Central Garden & Pet Co.(a)	681	24,836
Central Garden & Pet Co., Class A, NVS(a)	3,641	114,327
Energizer Holdings, Inc.	4,541	144,222
WD-40 Co.	943	243,181

		526,566

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	2,422	68,954
Clearway Energy, Inc., Class C	5,785	177,484

		246,438

Industrial REITs — 0.6%
Innovative Industrial Properties, Inc.	1,958	263,547
LXP Industrial Trust	20,539	206,417

		469,964

Insurance — 2.5%
Ambac Financial Group, Inc.(a)	3,349	37,542
AMERISAFE, Inc.	1,325	64,037
Assured Guaranty Ltd.	3,443	273,787
Employers Holdings, Inc.	1,667	79,966
Genworth Financial, Inc., Class A(a)	29,498	202,061
Goosehead Insurance, Inc., Class A(a)	1,692	151,096
HCI Group, Inc.	588	62,951
Horace Mann Educators Corp.	2,803	97,965
Lincoln National Corp.	9,350	294,619
Mercury General Corp.	1,847	116,324
Palomar Holdings, Inc.(a)	1,823	172,583
ProAssurance Corp.(a)	3,574	53,753
Safety Insurance Group, Inc.	1,036	84,724
SiriusPoint Ltd.(a)	6,781	97,240
Stewart Information Services Corp.	1,877	140,287
Trupanion, Inc.(a)(b)	2,315	97,184
United Fire Group, Inc.	1,532	32,065

		2,058,184

Interactive Media & Services — 1.1%
Cargurus, Inc., Class A(a)	6,101	183,213
Cars.com, Inc.(a)	4,221	70,744
IAC, Inc.(a)	4,921	264,848

Security	Shares	Value

Interactive Media & Services (continued)
QuinStreet, Inc.(a)	3,858	$73,804
Shutterstock, Inc.	1,713	60,589
TripAdvisor, Inc.(a)	7,609	110,254
Yelp, Inc.(a)	4,674	163,964

		927,416

IT Services — 0.7%
DigitalOcean Holdings, Inc.(a)	4,418	178,443
DXC Technology Co.(a)	12,587	261,180
Perficient, Inc.(a)	2,455	185,304

		624,927

Leisure Products — 0.1%
Topgolf Callaway Brands Corp.(a)(b)	9,913	108,845

Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.(a)	2,501	62,625
Cytek Biosciences, Inc.(a)	7,415	41,079
Mesa Laboratories, Inc.	377	48,957
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—

		152,661

Machinery — 5.2%
Alamo Group, Inc.	721	129,874
Astec Industries, Inc.	1,603	51,200
Barnes Group, Inc.	3,196	129,150
Enerpac Tool Group Corp., Class A	3,780	158,344
Enpro, Inc.	1,464	237,432
ESCO Technologies, Inc.	1,797	231,777
Federal Signal Corp.	4,257	397,859
Franklin Electric Co., Inc.	2,734	286,578
Gates Industrial Corp. PLC(a)	15,742	276,272
Greenbrier Cos., Inc. (The)	2,164	110,126
Hillenbrand, Inc.	4,881	135,692
John Bean Technologies Corp.	2,222	218,889
Kennametal, Inc.	5,446	141,215
Lindsay Corp.	757	94,352
Mueller Industries, Inc.	7,889	584,575
Proto Labs, Inc.(a)	1,767	51,897
SPX Technologies, Inc.(a)	3,218	513,142
Standex International Corp.	825	150,793
Tennant Co.	1,314	126,197
Titan International, Inc.(a)	3,391	27,569
Trinity Industries, Inc.	5,740	199,982
Wabash National Corp.	3,058	58,683

		4,311,598

Marine Transportation — 0.4%
Matson, Inc.	2,338	333,446

Media — 0.7%
Cable One, Inc.	321	112,283
EchoStar Corp., Class A(a)	8,417	208,910
John Wiley & Sons, Inc., Class A	2,883	139,105
Scholastic Corp., NVS	1,735	55,537
TechTarget, Inc.(a)	1,811	44,279
Thryv Holdings, Inc.(a)	2,376	40,938

		601,052

Metals & Mining — 1.9%
ATI, Inc.(a)	8,665	579,775
Carpenter Technology Corp.	3,477	554,860
Century Aluminum Co.(a)	3,643	59,126
Haynes International, Inc.	893	53,169
Kaiser Aluminum Corp.	1,102	79,917

20	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Materion Corp.	1,450	$162,197
Metallus, Inc.(a)	2,658	39,418
SunCoke Energy, Inc.	5,908	51,282

		1,579,744

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.	8,846	81,295
Arbor Realty Trust, Inc.(b)	9,722	151,274
ARMOUR Residential REIT, Inc.	3,389	69,136
Blackstone Mortgage Trust, Inc., Class A	12,110	230,211
Ellington Financial, Inc.	6,073	78,281
Franklin BSP Realty Trust, Inc.	5,687	74,272
KKR Real Estate Finance Trust, Inc.	4,094	50,561
New York Mortgage Trust, Inc.	6,392	40,461
PennyMac Mortgage Investment Trust	6,063	86,458
Ready Capital Corp.	11,710	89,347
Redwood Trust, Inc.	9,246	71,472
Two Harbors Investment Corp.	7,202	99,964

		1,122,732

Multi-Utilities — 0.1%
Unitil Corp.	1,124	68,092

Office REITs — 1.2%
Brandywine Realty Trust	11,907	64,774
Douglas Emmett, Inc.	9,896	173,873
Easterly Government Properties, Inc.	6,790	92,208
Highwoods Properties, Inc.	7,394	247,773
Hudson Pacific Properties, Inc.	9,390	44,884
JBG SMITH Properties	5,221	91,263
SL Green Realty Corp.	4,512	314,081

		1,028,856

Oil, Gas & Consumable Fuels — 0.5%
CVR Energy, Inc.	2,379	54,788
Dorian LPG Ltd.	2,522	86,807
Green Plains, Inc.(a)(b)	4,373	59,211
Par Pacific Holdings, Inc.(a)	3,921	69,010
REX American Resources Corp.(a)	1,091	50,502
World Kinect Corp.	4,107	126,947

		447,265

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	1,150	32,821
Mercer International, Inc.	104	704
Sylvamo Corp.	2,398	205,868

		239,393

Passenger Airlines — 1.0%
Alaska Air Group, Inc.(a)	8,783	397,079
Allegiant Travel Co.	1,019	56,106
JetBlue Airways Corp.(a)	20,860	136,842
SkyWest, Inc.(a)	2,797	237,801
Sun Country Airlines Holdings, Inc.(a)	2,737	30,682

		858,510

Personal Care Products — 0.4%
Edgewell Personal Care Co.	3,450	125,373
Inter Parfums, Inc.	1,253	162,238
Nu Skin Enterprises, Inc., Class A	251	1,850
USANA Health Sciences, Inc.(a)	764	28,971

		318,432

Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.(a)	2,657	128,944
ANI Pharmaceuticals, Inc.(a)	1,155	68,907
Collegium Pharmaceutical, Inc.(a)	2,239	86,515

Security	Shares	Value

Pharmaceuticals (continued)
Corcept Therapeutics, Inc.(a)(b)	6,474	$299,617
Harmony Biosciences Holdings, Inc.(a)(b)	2,093	83,720
Innoviva, Inc.(a)	3,826	73,880
Ligand Pharmaceuticals, Inc.(a)	1,272	127,314
Organon & Co.	17,924	342,886
Pacira BioSciences, Inc.(a)	3,246	48,852
Phibro Animal Health Corp., Class A	1,406	31,663
Prestige Consumer Healthcare, Inc.(a)	3,456	249,178
Supernus Pharmaceuticals, Inc.(a)	3,809	118,765

		1,660,241

Professional Services — 1.6%
CSG Systems International, Inc.	1,964	95,549
Heidrick & Struggles International, Inc.	1,427	55,453
Kelly Services, Inc., Class A, NVS	2,270	48,601
Korn Ferry	3,672	276,281
NV5 Global, Inc.(a)	909	84,973
Robert Half, Inc.	7,122	480,094
Verra Mobility Corp., Class A(a)	11,463	318,786

		1,359,737

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(a)	10,164	138,535
eXp World Holdings, Inc.	6,077	85,625
Kennedy-Wilson Holdings, Inc.	8,244	91,096
Marcus & Millichap, Inc.	1,681	66,618
St. Joe Co. (The)	2,679	156,213

		538,087

Residential REITs — 0.4%
Centerspace	1,075	75,755
Elme Communities	6,117	107,598
NexPoint Residential Trust, Inc.	1,536	67,599
Veris Residential, Inc.	5,631	100,570

		351,522

Retail REITs — 2.1%
Acadia Realty Trust	7,333	172,179
Getty Realty Corp.	3,445	109,585
Macerich Co. (The)	15,036	274,257
Phillips Edison & Co., Inc.	8,528	321,591
Retail Opportunity Investments Corp.	8,912	140,186
Saul Centers, Inc.	839	35,204
SITE Centers Corp.	3,253	196,807
Tanger, Inc.	7,600	252,168
Urban Edge Properties	8,447	180,681
Whitestone REIT	3,062	41,429

		1,724,087

Semiconductors & Semiconductor Equipment — 2.7%
Alpha & Omega Semiconductor Ltd.(a)	1,669	61,953
Axcelis Technologies, Inc.(a)	2,275	238,534
CEVA, Inc.(a)	1,672	40,379
Cohu, Inc.(a)	3,261	83,808
Diodes, Inc.(a)	3,225	206,690
FormFactor, Inc.(a)	5,396	248,216
Ichor Holdings Ltd.(a)	2,355	74,913
Kulicke & Soffa Industries, Inc.	3,807	171,810
MaxLinear, Inc.(a)	5,332	77,207
PDF Solutions, Inc.(a)	2,169	68,714
Photronics, Inc.(a)	4,403	109,018
Semtech Corp.(a)(b)	5,233	238,939
SiTime Corp.(a)(b)	1,304	223,649
SMART Global Holdings, Inc.(a)(b)	3,697	77,452
SolarEdge Technologies, Inc.(a)	3,982	91,228

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.(a)(b)	3,130	$124,981
Veeco Instruments, Inc.(a)	3,971	131,559

		2,269,050

Software — 4.1%
A10 Networks, Inc.	5,142	74,251
ACI Worldwide, Inc.(a)	7,286	370,857
Adeia, Inc.	7,569	90,147
Agilysys, Inc.(a)	1,557	169,666
Alarm.com Holdings, Inc.(a)	3,428	187,409
BlackLine, Inc.(a)	3,602	198,614
Box, Inc., Class A(a)	10,128	331,489
DoubleVerify Holdings, Inc.(a)	9,825	165,453
Envestnet, Inc.(a)	2,192	137,263
InterDigital, Inc.	1,760	249,269
LiveRamp Holdings, Inc.(a)	4,629	114,707
MARA Holdings, Inc.(a)(b)	20,500	332,510
N-able, Inc.(a)	4,930	64,386
NCR Voyix Corp.(a)	10,120	137,328
Progress Software Corp.(b)	2,978	200,628
SolarWinds Corp.	3,768	49,172
Sprinklr, Inc., Class A(a)	8,430	65,164
SPS Commerce, Inc.(a)	2,582	501,347

		3,439,660

Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	6,469	189,606
Outfront Media, Inc.	9,620	176,816
Safehold, Inc.	3,192	83,726
Uniti Group, Inc.	17,018	95,982

		546,130

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	4,165	162,393
American Eagle Outfitters, Inc.	12,461	279,002
Asbury Automotive Group, Inc.(a)	1,391	331,879
Boot Barn Holdings, Inc.(a)	2,124	355,303
Buckle, Inc. (The)	2,086	91,721
Caleres, Inc.	2,446	80,840
Foot Locker, Inc.	5,759	148,813
Group 1 Automotive, Inc.	911	348,949
Guess?, Inc.	1,977	39,797
Leslie’s, Inc.(a)	13,206	41,731
MarineMax, Inc.(a)	1,365	48,144
Monro, Inc.	2,097	60,519
National Vision Holdings, Inc.(a)	5,511	60,125
ODP Corp. (The)(a)	2,338	69,556
Sally Beauty Holdings, Inc.(a)	7,134	96,808
Shoe Carnival, Inc.	1,227	53,804
Signet Jewelers Ltd.	3,105	320,250
Sonic Automotive, Inc., Class A	1,013	59,240
Upbound Group, Inc.	3,388	108,382
Urban Outfitters, Inc.(a)	3,960	151,708
Victoria’s Secret & Co.(a)	5,442	139,859

		3,048,823

Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(a)	3,164	22,022
Xerox Holdings Corp.	8,072	83,787

		105,809

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.7%
G-III Apparel Group Ltd.(a)	2,751	$83,961
Hanesbrands, Inc.(a)	24,557	180,494
Kontoor Brands, Inc.	3,489	285,330
Oxford Industries, Inc.	1,024	88,842
Steven Madden Ltd.	5,055	247,644
VF Corp.	23,029	459,429
Wolverine World Wide, Inc.	5,609	97,709

		1,443,409

Trading Companies & Distributors — 1.6%
Air Lease Corp., Class A	7,211	326,586
Boise Cascade Co.	2,709	381,915
DNOW, Inc.(a)	7,465	96,523
DXP Enterprises, Inc.(a)(b)	900	48,024
GMS, Inc.(a)	2,760	249,973
Rush Enterprises, Inc., Class A	4,316	228,014

		1,331,035

Water Utilities — 0.8%
American States Water Co.	2,614	217,720
California Water Service Group	4,104	222,519
Middlesex Water Co.	1,239	80,832
SJW Group	2,072	120,404

		641,475

Wireless Telecommunication Services — 0.3%
Gogo, Inc.(a)	4,124	29,610
Shenandoah Telecommunications Co.	3,186	44,955
Telephone & Data Systems, Inc.	6,813	158,402

		232,967

Total Long-Term Investments — 97.4% (Cost: $70,311,510)		81,354,285

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	3,060,649	3,063,097
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	1,893,497	1,893,497

Total Short-Term Securities — 6.0% (Cost: $4,954,759)		4,956,594

Total Investments — 103.4% (Cost: $75,266,269)		86,310,879

Liabilities in Excess of Other Assets — (3.4)%		(2,805,707)

Net Assets — 100.0%		$83,505,172

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,022,533	$1,039,351	(a)	$—		$27	$1,186	$3,063,097	3,060,649	$ 8,386	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,555,741	—		(662,244	)(a)	—	—	1,893,497	1,893,497	44,770		—

						$27	$1,186	$4,956,594		$53,156		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini Russell 2000 Index	15	12/20/24	$169	$1,897

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$909,092	$(11,901	)(c)	$898,412	1.1%
	Monthly	HSBC Bank PLC(d)	02/09/28	437,501	8,808	(e)	447,783	0.5
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	566,903	49,540	(g)	618,090	0.7

					$46,447		$1,964,285

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,221) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(1,474) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(1,647) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-250 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Bancorp, Inc. (The)	4	$214	0.0%
BankUnited, Inc.	18	656	0.1
Banner Corp.	24	1,429	0.2
Berkshire Hills Bancorp, Inc.	72	1,939	0.2
Central Pacific Financial Corp.	11	325	0.0
City Holding Co.	42	4,930	0.5
Comerica, Inc.	9,170	549,375	61.2
Eagle Bancorp, Inc.	36	813	0.1
First BanCorp/Puerto Rico	536	11,347	1.3
Hanmi Financial Corp.	33	614	0.1
Independent Bank Corp.	5	296	0.0
NBT Bancorp, Inc.	3	133	0.0
Preferred Bank	66	5,297	0.6
Provident Financial Services, Inc.	393	7,294	0.8
Veritex Holdings, Inc.	86	2,263	0.3
WaFd, Inc.	730	25,440	2.8
WSFS Financial Corp.	60	3,059	0.3

		615,424

Commercial Services & Supplies
Pitney Bowes, Inc.	983	7,009	0.8

Consumer Finance
Bread Financial Holdings, Inc.	865	41,157	4.6

Containers & Packaging
Sealed Air Corp.	204	7,405	0.8

Diversified Consumer Services
Perdoceo Education Corp.	82	1,824	0.2

Financial Services
Jackson Financial, Inc., Class A	485	44,246	4.9
Radian Group, Inc.	1,011	35,072	3.9

		79,318

Insurance
Horace Mann Educators Corp.	30	1,048	0.1
Stewart Information Services Corp.	47	3,513	0.4

		4,561

Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	3,436	53,464	5.9

Office REITs
Douglas Emmett, Inc.	386	6,782	0.8

Software
Envestnet, Inc.	1,301	81,468	9.1

Net Value of Reference Entity — Goldman Sachs Bank USA		$898,412

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Ameris Bancorp	33	$2,059	0.5%
Atlantic Union Bankshares Corp.	83	3,127	0.7
Axos Financial, Inc.	55	3,458	0.8
Bancorp, Inc. (The)	16	856	0.2
Bank of Hawaii Corp.	49	3,076	0.7
BankUnited, Inc.	37	1,348	0.3
Banner Corp.	18	1,072	0.2
Berkshire Hills Bancorp, Inc.	54	1,454	0.3
Cathay General Bancorp	69	2,964	0.7
Central Pacific Financial Corp.	183	5,400	1.2
Comerica, Inc.	66	3,954	0.9
Community Financial System, Inc.	19	1,103	0.2
CVB Financial Corp.	66	1,176	0.3
Eagle Bancorp, Inc.	80	1,806	0.4
First BanCorp/Puerto Rico	40	847	0.2
First Bancorp/Southern Pines NC	6	250	0.1
First Commonwealth Financial Corp.	51	875	0.2
First Financial Bancorp	48	1,211	0.3
Fulton Financial Corp.	62	1,124	0.2
Hanmi Financial Corp.	283	5,264	1.2
Independent Bank Corp.	15	887	0.2
Lakeland Financial Corp.	13	847	0.2
National Bank Holdings Corp., Class A	13	547	0.1
NBT Bancorp, Inc.	113	4,998	1.1
Northwest Bancshares, Inc.	77	1,030	0.2
OFG Bancorp	58	2,605	0.6
Pacific Premier Bancorp, Inc.	48	1,208	0.3
Preferred Bank	42	3,371	0.7
Renasant Corp.	32	1,040	0.2
S&T Bancorp, Inc.	69	2,896	0.6
Seacoast Banking Corp. of Florida	81	2,159	0.5
Simmons First National Corp., Class A	273	5,880	1.3
Trustmark Corp.	11	350	0.1
United Community Banks, Inc.	38	1,105	0.2
WaFd, Inc.	40	1,394	0.3
Westamerica BanCorp	27	1,334	0.3
WSFS Financial Corp.	17	867	0.2

		74,942

Capital Markets
Artisan Partners Asset Management, Inc., Class A	20	867	0.2
Moelis & Co., Class A	1,249	85,569	19.1
Virtus Investment Partners, Inc.	5	1,047	0.2

		87,483

Commercial Services & Supplies
Pitney Bowes, Inc.	1,679	11,971	2.7

Consumer Finance
Bread Financial Holdings, Inc.	202	9,611	2.1
Green Dot Corp., Class A	746	8,736	2.0

		18,347

24	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF

	Shares	Value	% of Basket Value

Containers & Packaging
Sealed Air Corp.	377	$13,685	3.1%

Diversified REITs
Essential Properties Realty Trust, Inc.	88	3,005	0.7

Financial Services
Payoneer Global, Inc.	127	956	0.2
Radian Group, Inc.	5,155	178,827	39.9

		179,783

Insurance
Employers Holdings, Inc.	59	2,830	0.6
Genworth Financial, Inc., Class A	652	4,466	1.0
Horace Mann Educators Corp.	24	839	0.2
Lincoln National Corp.	775	24,420	5.5

		32,555

Office REITs
Brandywine Realty Trust	157	854	0.2
Douglas Emmett, Inc.	654	11,491	2.6
Hudson Pacific Properties, Inc.	429	2,051	0.4
JBG SMITH Properties	492	8,600	1.9

		22,996

Oil, Gas & Consumable Fuels
Green Plains, Inc.	158	2,139	0.5

Software
Envestnet, Inc.	14	877	0.2

Net Value of Reference Entity — HSBC Bank PLC		$447,783

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Atlantic Union Bankshares Corp.	2	$75	0.0%

	Shares	Value	% of Basket Value

Banks (continued)
Cathay General Bancorp	119	$5,111	0.8%
Central Pacific Financial Corp.	141	4,161	0.7
Community Financial System, Inc.	86	4,994	0.8
Fulton Financial Corp.	318	5,765	0.9
National Bank Holdings Corp., Class A	13	547	0.1
Pathward Financial, Inc.	12	792	0.1
Preferred Bank	199	15,970	2.6
Provident Financial Services, Inc.	1,062	19,711	3.2
United Community Banks, Inc.	13	378	0.1
Veritex Holdings, Inc.	23	606	0.1

		58,110

Consumer Finance
Bread Financial Holdings, Inc.	715	34,019	5.5
Green Dot Corp., Class A	2,118	24,802	4.0

		58,821

Containers & Packaging
Sealed Air Corp.	904	32,815	5.3

Financial Services
Jackson Financial, Inc., Class A	4,325	394,570	63.9
Payoneer Global, Inc.	183	1,378	0.2

		395,948

Insurance
Lincoln National Corp.	1,723	54,292	8.8

Office REITs
Douglas Emmett, Inc.	718	12,615	2.0
JBG SMITH Properties	314	5,489	0.9

		18,104

Net Value of Reference Entity — JPMorgan Chase Bank NA		$618,090

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$58,348	$(11,901)

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,897	$—	$—	$—	$1,897
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	—	—	58,348	—	—	—	58,348

	$—	$—	$60,245	$—	$—	$—	$60,245

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	$—	$—	$11,901	$—	$—	$—	$11,901

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$22,819	$—	$—	$—	$22,819
Swaps	—	—	247,656	—	—	—	247,656

	$—	$—	$270,475	$—	$—	$—	$270,475

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(814)	$—	$—	$—	$(814)
Swaps	—	—	(51,551)	—	—	—	(51,551)

	$—	$—	$(52,365)	$—	$—	$—	$(52,365)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$161,783
Total return swaps
Average notional amount	$1,734,594

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$198	$—
Swaps — OTC(a)	58,348	11,901

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$58,546	$11,901

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(198)	—

Total derivative assets and liabilities subject to an MNA	$58,348	$11,901

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	iShares® ESG Screened S&P Small-Cap ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)

HSBC Bank PLC	$8,808	$—	$—	$—	$8,808
J.P. Morgan Securities LLC	49,540	—	—	—	49,540

	$58,348	$—	$—	$—	$58,348

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)

Goldman Sachs Bank USA	$11,901	$—	$—	$—	$11,901

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$81,354,285	$—	$—	$81,354,285
Short-Term Securities
Money Market Funds	4,956,594	—	—	4,956,594

	$86,310,879	$—	$—	$86,310,879

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,897	$58,348	$—	$60,245
Liabilities
Equity Contracts	—	(11,901)	—	(11,901)

	$1,897	$46,447	$—	$48,344

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	27

Statements of Assets and Liabilities (unaudited)

September 30, 2024

	iShares ESG Screened S&P 500 ETF	iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Screened S&P Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$270,785,460	$236,063,656	$81,354,285
Investments, at value — affiliated(c)	1,848,655	10,449,221	4,956,594
Cash	11	312	616
Cash pledged:
Futures contracts	25,000	21,000	8,000
Receivables:
Investments sold	44,237	—	586,002
Securities lending income — affiliated	122	2,529	1,046
Swaps	—	—	20,392
Dividends — unaffiliated	116,411	215,965	81,841
Dividends — affiliated	1,951	2,813	7,768
Variation margin on futures contracts	1,721	240	198
Unrealized appreciation on OTC swaps	—	—	58,348

Total assets	272,823,568	246,755,736	87,075,090

LIABILITIES
Collateral on securities loaned	648,614	10,099,214	3,061,437
Payables:
Investments purchased	—	—	488,519
Investment advisory fees	17,222	22,664	8,061
Unrealized depreciation on OTC swaps	—	—	11,901

Total liabilities	665,836	10,121,878	3,569,918

Commitments and contingent liabilities

NET ASSETS	$272,157,732	$236,633,858	$83,505,172

NET ASSETS CONSIST OF:
Paid-in capital	$231,707,389	$213,898,373	$76,450,162
Accumulated earnings	40,450,343	22,735,485	7,055,010

NET ASSETS	$272,157,732	$236,633,858	$83,505,172

NET ASSET VALUE
Shares outstanding	6,150,000	5,600,000	2,000,000

Net asset value	$44.25	$42.26	$41.75

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$233,110,565	$204,769,489	$70,311,510

(b) Securities loaned, at value	$635,158	$9,885,721	$2,973,297

(c) Investments, at cost — affiliated	$1,783,675	$10,443,382	$4,954,759

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended September 30, 2024

	iShares ESG Screened S&P 500 ETF	iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Screened S&P Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,533,022	$1,530,575	$678,161
Dividends — affiliated	19,393	11,186	44,770
Interest — unaffiliated	121	169	467
Securities lending income — affiliated — net	655	12,704	8,386
Foreign taxes withheld	(472)	—	(795)

Total investment income	1,552,719	1,554,634	730,989

EXPENSES
Investment advisory	100,899	121,412	45,385
Interest expense	—	17	—

Total expenses	100,899	121,429	45,385

Net investment income	1,451,820	1,433,205	685,604

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,165,846)	(2,150,406)	(769,724)
Investments — affiliated	55	155	27
Futures contracts	34,558	(18,980)	22,819
In-kind redemptions — unaffiliated(a)	7,655,698	—	—
In-kind redemptions — affiliated(a)	10,688	—	—
Swaps	—	—	247,656

	$6,535,153	$(2,169,231)	$(499,222)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	17,393,753	9,797,937	5,880,430
Investments — affiliated	86,290	4,022	1,186
Futures contracts	438	5,090	(814)
Swaps	—	—	(51,551)

	17,480,481	9,807,049	5,829,251

Net realized and unrealized gain	24,015,634	7,637,818	5,330,029

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,467,454	$9,071,023	$6,015,633

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	29

Statements of Changes in Net Assets

	iShares ESG Screened S&P 500 ETF			iShares ESG Screened S&P Mid-Cap ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,451,820		$2,389,088	$1,433,205		$1,795,748
Net realized gain (loss)	6,535,153		3,146,303	(2,169,231)		19,446
Net change in unrealized appreciation (depreciation)	17,480,481		46,160,509	9,807,049		26,412,516

Net increase in net assets resulting from operations	25,467,454		51,695,900	9,071,023		28,227,710

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,414,819	)(b)	(2,298,420)	(1,268,910	)(b)	(1,726,166)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,508,733)		74,422,478	46,020,386		54,263,797

NET ASSETS
Total increase in net assets	18,543,902		123,819,958	53,822,499		80,765,341
Beginning of period	253,613,830		129,793,872	182,811,359		102,046,018

End of period	$272,157,732		$253,613,830	$236,633,858		$182,811,359

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares ESG Screened S&P Small-Cap ETF
	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$685,604		$897,657
Net realized gain (loss)	(499,222)		80,613
Net change in unrealized appreciation (depreciation)	5,829,251		8,660,188

Net increase in net assets resulting from operations	6,015,633		9,638,458

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(713,383	)(b)	(362,825)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,771,418		19,055,998

NET ASSETS
Total increase in net assets	11,073,668		28,331,631
Beginning of period	72,431,504		44,099,873

End of period	$83,505,172		$72,431,504

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Screened S&P 500 ETF

	Six Months Ended					Period From
	09/30/24		Year Ended	Year Ended	Year Ended	09/22/20	(a)
	(unaudited)		03/31/24	03/31/23	03/31/22	to 03/31/21

Net asset value, beginning of period	$40.26		$30.90	$34.35	$30.27	$25.29

Net investment income(b)	0.24		0.46	0.42	0.39	0.21
Net realized and unrealized gain (loss)(c)	3.98		9.35	(3.45)	4.07	4.91

Net increase (decrease) from investment operations	4.22		9.81	(3.03)	4.46	5.12

Distributions from net investment income(d)	(0.23	)(e)	(0.45)	(0.42)	(0.38)	(0.14)

Net asset value, end of period	$44.25		$40.26	$30.90	$34.35	$30.27

Total Return(f)
Based on net asset value	10.52	%(g)	31.95%	(8.72)%	14.74%	20.27	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.08	%(i)	0.08%	0.08%	0.08%	0.08	%(i)

Net investment income	1.15	%(i)	1.33%	1.40%	1.12%	1.37	%(i)

Supplemental Data
Net assets, end of period (000)	$272,158		$253,614	$129,794	$228,414	$30,274

Portfolio turnover rate(j)	4%		3%	4%	3%	6%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Screened S&P Mid-Cap ETF

	Six Months Ended					Period From
	09/30/24		Year Ended	Year Ended	Year Ended	09/22/20	(a)
	(unaudited)		03/31/24	03/31/23	03/31/22	to 03/31/21

Net asset value, beginning of period	$41.08		$34.02	$36.51	$35.89	$25.19

Net investment income(b)	0.29		0.53	0.52	0.46	0.22
Net realized and unrealized gain (loss)(c)	1.13		7.02	(2.50)	0.58	10.66

Net increase (decrease) from investment operations	1.42		7.55	(1.98)	1.04	10.88

Distributions from net investment income(d)	(0.24	)(e)	(0.49)	(0.51)	(0.42)	(0.18)

Net asset value, end of period	$42.26		$41.08	$34.02	$36.51	$35.89

Total Return(f)
Based on net asset value	3.46	%(g)	22.43%	(5.35)%	2.88%	43.29	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.12	%(i)	0.12%	0.12%	0.12%	0.12	%(i)

Net investment income	1.42	%(i)	1.50%	1.55%	1.23%	1.29	%(i)

Supplemental Data
Net assets, end of period (000)	$236,634		$182,811	$102,046	$76,666	$19,740

Portfolio turnover rate(j)	13%		26%	20%	26%	11%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Screened S&P Small-Cap ETF

	Six Months Ended					Period From
	09/30/24		Year Ended	Year Ended	Year Ended	09/22/20	(a)
	(unaudited)		03/31/24	03/31/23	03/31/22	to 03/31/21

Net asset value, beginning of period	$39.15		$33.92	$37.87	$38.81	$25.18

Net investment income(b)	0.36		0.58	0.51	0.39	0.20
Net realized and unrealized gain (loss)(c)	2.60		4.90	(3.97)	(0.55)	13.69

Net increase (decrease) from investment operations	2.96		5.48	(3.46)	(0.16)	13.89

Distributions from net investment income(d)	(0.36	)(e)	(0.25)	(0.49)	(0.78)	(0.26)

Net asset value, end of period	$41.75		$39.15	$33.92	$37.87	$38.81

Total Return(f)
Based on net asset value	7.63	%(g)	16.29%	(9.08)%	(0.47)%	55.32	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.12	%(i)	0.12%	0.12%	0.12%	0.12	%(i)

Net investment income	1.81	%(i)	1.65%	1.49%	1.00%	1.13	%(i)

Supplemental Data
Net assets, end of period (000)	$83,505		$72,432	$44,100	$24,616	$9,701

Portfolio turnover rate(j)(k)	14%		28%	23%	34%	18%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.
(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Screened S&P 500	Non-Diversified
ESG Screened S&P Mid-Cap	Diversified
ESG Screened S&P Small-Cap	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

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Notes to Financial Statements (unaudited) (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

ESG Screened S&P 500
Barclays Bank PLC	$126,557	$(126,557)	$—	$—
BofA Securities, Inc.	78,789	(78,789)	—	—
J.P. Morgan Securities LLC	125,753	(125,753)	—	—
National Financial Services LLC	64,816	(64,816)	—	—
Scotia Capital (USA), Inc.	41,160	(41,160)	—	—
Toronto-Dominion Bank	490	(490)	—	—
UBS AG	16,537	(16,537)	—	—
Wells Fargo Bank N.A.	181,056	(181,056)	—	—

	$635,158	$(635,158)	$—	$—

ESG Screened S&P Mid-Cap
Barclays Capital, Inc.	$312,420	$(312,420)	$—	$—
BNP Paribas SA	731,910	(731,910)	—	—
BofA Securities, Inc.	622,269	(622,269)	—	—
HSBC Bank PLC	887,107	(887,107)	—	—
J.P. Morgan Securities LLC	2,394,997	(2,394,997)	—	—
Jefferies LLC	97,930	(97,930)	—	—
Morgan Stanley	2,093,411	(2,093,411)	—	—
National Financial Services LLC	1,164,722	(1,164,722)	—	—
Wells Fargo Bank N.A.	1,580,955	(1,580,955)	—	—

	$9,885,721	$(9,885,721)	$—	$—

ESG Screened S&P Small-Cap
Barclays Bank PLC	$21,284	$(21,284)	$—	$—
BNP Paribas SA	328,671	(328,671)	—	—
BofA Securities, Inc.	303,398	(303,398)	—	—
Citadel Clearing LLC	232,850	(232,850)	—	—
Goldman Sachs & Co. LLC	1,552,615	(1,552,615)	—	—
J.P. Morgan Securities LLC	487,022	(487,022)	—	—
Wells Fargo Bank N.A.	47,457	(47,457)	—	—

	$2,973,297	$(2,973,297)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares ESG Screened S&P Small-Cap to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss

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Notes to Financial Statements (unaudited) (continued)

from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Screened S&P 500	0.08%
ESG Screened S&P Mid-Cap	0.12
ESG Screened S&P Small-Cap	0.12

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Screened S&P 500	$278
ESG Screened S&P Mid-Cap	4,869
ESG Screened S&P Small-Cap	2,546

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

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Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Screened S&P 500	$2,443,884	$1,609,194	$(755,264)
ESG Screened S&P Mid-Cap	15,887,191	6,118,627	(2,424,307)
ESG Screened S&P Small-Cap	4,587,672	1,248,790	88,004

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Screened S&P 500	$8,906,726	$8,946,773
ESG Screened S&P Mid-Cap	28,330,433	27,250,426
ESG Screened S&P Small-Cap	11,286,196	10,466,267

For the six months ended September 30, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Screened S&P 500	$24,772,043	$30,257,573
ESG Screened S&P Mid-Cap	45,222,175	12
ESG Screened S&P Small-Cap	4,970,992	65

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

ESG Screened S&P 500	$(3,754,151)
ESG Screened S&P Mid-Cap	(6,202,804)
ESG Screened S&P Small-Cap	(3,572,774)

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Screened S&P 500	$235,092,237	$49,912,235	$(12,362,493)	$37,549,742
ESG Screened S&P Mid-Cap	215,647,411	39,074,554	(8,200,850)	30,873,704
ESG Screened S&P Small-Cap	75,522,965	15,799,254	(4,962,996)	10,836,258

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;

40	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24

iShares ETF	Shares	Amount	Shares	Amount

ESG Screened S&P 500
Shares sold	600,000	$24,835,008	3,250,000	$112,611,144
Shares redeemed	(750,000)	(30,343,741)	(1,150,000)	(38,188,666)

	(150,000)	$(5,508,733)	2,100,000	$74,422,478

ESG Screened S&P Mid-Cap
Shares sold	1,150,000	$46,020,386	1,550,000	$58,217,481
Shares redeemed	—	—	(100,000)	(3,953,684)

	1,150,000	$46,020,386	1,450,000	$54,263,797

ESG Screened S&P Small-Cap
Shares sold	150,000	$5,771,418	800,000	$28,341,130
Shares redeemed	—	—	(250,000)	(9,285,132)

	150,000	$5,771,418	550,000	$19,055,998

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	43

Board Review and Approval of Investment Advisory Contract

iShares ESG Screened S&P 500 ETF, iShares ESG Screened S&P Mid-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	45

Board Review and Approval of Investment Advisory Contract (continued)

iShares ESG Screened S&P Small-Cap ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	47

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

48	2 0 2 4 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date:	November 21, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date:	November 21, 2024